UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803
Name of Registrant: Vanguard Scottsdale Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: August 31
Date of reporting period: November 30, 2016
Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (89.3%)
United States Treasury Note/Bond	4.250%	11/15/17	1,860	1,919
United States Treasury Note/Bond	2.250%	11/30/17	11,150	11,298
United States Treasury Note/Bond	1.000%	12/15/17	17,112	17,128
United States Treasury Note/Bond	0.750%	12/31/17	21,715	21,678
United States Treasury Note/Bond	1.000%	12/31/17	16,798	16,814
United States Treasury Note/Bond	0.875%	1/15/18	15,745	15,733
United States Treasury Note/Bond	0.750%	1/31/18	19,476	19,430
United States Treasury Note/Bond	0.875%	1/31/18	9,190	9,181
United States Treasury Note/Bond	2.625%	1/31/18	21,965	22,387
United States Treasury Note/Bond	1.000%	2/15/18	18,425	18,434
United States Treasury Note/Bond	3.500%	2/15/18	9,850	10,147
United States Treasury Note/Bond	0.750%	2/28/18	23,589	23,526
United States Treasury Note/Bond	2.750%	2/28/18	13,745	14,046
United States Treasury Note/Bond	1.000%	3/15/18	10,275	10,278
United States Treasury Note/Bond	0.750%	3/31/18	15,290	15,240
United States Treasury Note/Bond	0.875%	3/31/18	14,678	14,657
United States Treasury Note/Bond	2.875%	3/31/18	4,118	4,220
United States Treasury Note/Bond	0.750%	4/15/18	23,875	23,789
United States Treasury Note/Bond	0.625%	4/30/18	19,520	19,410
United States Treasury Note/Bond	0.750%	4/30/18	20,004	19,932
United States Treasury Note/Bond	1.000%	5/15/18	2,750	2,749
United States Treasury Note/Bond	0.875%	5/31/18	14,821	14,789
United States Treasury Note/Bond	1.000%	5/31/18	22,467	22,460
United States Treasury Note/Bond	1.125%	6/15/18	12,566	12,582
United States Treasury Note/Bond	0.625%	6/30/18	10,332	10,266
United States Treasury Note/Bond	1.375%	6/30/18	12,130	12,193
United States Treasury Note/Bond	2.375%	6/30/18	6,596	6,731
United States Treasury Note/Bond	0.875%	7/15/18	7,500	7,479
United States Treasury Note/Bond	0.750%	7/31/18	26,797	26,655
United States Treasury Note/Bond	1.375%	7/31/18	16,765	16,849
United States Treasury Note/Bond	2.250%	7/31/18	6,000	6,119
United States Treasury Note/Bond	1.000%	8/15/18	15,100	15,079
United States Treasury Note/Bond	0.750%	8/31/18	20,291	20,174
United States Treasury Note/Bond	1.500%	8/31/18	27,455	27,648
United States Treasury Note/Bond	1.000%	9/15/18	31,514	31,455
United States Treasury Note/Bond	0.750%	9/30/18	10,855	10,784
United States Treasury Note/Bond	1.375%	9/30/18	43,595	43,799
United States Treasury Note/Bond	0.875%	10/15/18	24,635	24,535
United States Treasury Note/Bond	0.750%	10/31/18	29,000	28,796
United States Treasury Note/Bond	1.250%	10/31/18	23,682	23,745
United States Treasury Note/Bond	1.750%	10/31/18	4,438	4,491
United States Treasury Note/Bond	1.250%	11/15/18	19,993	20,043
United States Treasury Note/Bond	3.750%	11/15/18	11,331	11,903
United States Treasury Note/Bond	1.000%	11/30/18	5,000	4,988
United States Treasury Note/Bond	1.250%	11/30/18	13,700	13,732
United States Treasury Note/Bond	1.375%	11/30/18	6,000	6,029
United States Treasury Note/Bond	1.250%	12/15/18	17,294	17,329
United States Treasury Note/Bond	1.375%	12/31/18	7,000	7,033
United States Treasury Note/Bond	1.500%	12/31/18	25,388	25,571

United States Treasury Note/Bond	1.125%	1/15/19	26,172	26,147
United States Treasury Note/Bond	1.250%	1/31/19	10,000	10,016
United States Treasury Note/Bond	1.500%	1/31/19	13,550	13,643
United States Treasury Note/Bond	0.750%	2/15/19	23,108	22,895
United States Treasury Note/Bond	2.750%	2/15/19	11,000	11,370
United States Treasury Note/Bond	1.375%	2/28/19	10,000	10,041
United States Treasury Note/Bond	1.500%	2/28/19	13,000	13,087
United States Treasury Note/Bond	1.000%	3/15/19	10,406	10,359
United States Treasury Note/Bond	1.500%	3/31/19	5,500	5,535
United States Treasury Note/Bond	1.625%	3/31/19	20,310	20,501
United States Treasury Note/Bond	0.875%	4/15/19	12,980	12,870
United States Treasury Note/Bond	1.250%	4/30/19	5,000	5,000
United States Treasury Note/Bond	1.625%	4/30/19	18,230	18,392
United States Treasury Note/Bond	0.875%	5/15/19	23,614	23,393
United States Treasury Note/Bond	3.125%	5/15/19	13,500	14,103
United States Treasury Note/Bond	1.125%	5/31/19	5,000	4,980
United States Treasury Note/Bond	1.500%	5/31/19	15,000	15,084
United States Treasury Note/Bond	0.875%	6/15/19	14,000	13,856
United States Treasury Note/Bond	1.000%	6/30/19	13,000	12,899
United States Treasury Note/Bond	1.625%	6/30/19	24,815	25,020
United States Treasury Note/Bond	0.750%	7/15/19	22,950	22,620
United States Treasury Note/Bond	0.875%	7/31/19	2,500	2,470
United States Treasury Note/Bond	1.625%	7/31/19	19,310	19,461
United States Treasury Note/Bond	0.750%	8/15/19	39,415	38,799
United States Treasury Note/Bond	3.625%	8/15/19	15,000	15,909
United States Treasury Note/Bond	1.000%	8/31/19	5,000	4,952
United States Treasury Note/Bond	1.625%	8/31/19	21,000	21,154
United States Treasury Note/Bond	0.875%	9/15/19	18,315	18,075
United States Treasury Note/Bond	1.000%	9/30/19	12,000	11,876
United States Treasury Note/Bond	1.750%	9/30/19	21,975	22,208
United States Treasury Note/Bond	1.000%	10/15/19	17,000	16,814
United States Treasury Note/Bond	1.250%	10/31/19	8,500	8,468
United States Treasury Note/Bond	1.500%	10/31/19	21,100	21,159
United States Treasury Note/Bond	1.000%	11/15/19	15,625	15,444
United States Treasury Note/Bond	3.375%	11/15/19	15,000	15,855
United States Treasury Note/Bond	1.000%	11/30/19	15,000	14,822
United States Treasury Note/Bond	1.500%	11/30/19	15,000	15,033
				1,359,563
Agency Bonds and Notes (10.3%)
1 AID-Jordan	1.945%	6/23/19	200	202
1 AID-Ukraine	1.844%	5/16/19	200	201
2 Federal Farm Credit Banks	1.125%	12/18/17	225	225
2 Federal Farm Credit Banks	1.110%	2/20/18	200	200
2 Federal Farm Credit Banks	0.750%	4/18/18	2,000	1,991
2 Federal Farm Credit Banks	1.100%	6/1/18	100	100
2 Federal Farm Credit Banks	5.150%	11/15/19	300	332
2 Federal Home Loan Banks	1.000%	12/19/17	2,000	2,002
2 Federal Home Loan Banks	1.375%	3/9/18	4,200	4,217
2 Federal Home Loan Banks	0.875%	3/19/18	3,920	3,911
2 Federal Home Loan Banks	1.125%	4/25/18	4,650	4,654
2 Federal Home Loan Banks	0.875%	6/29/18	5,000	4,982
2 Federal Home Loan Banks	0.625%	8/7/18	3,000	2,975
2 Federal Home Loan Banks	0.875%	10/1/18	8,500	8,458
2 Federal Home Loan Banks	1.500%	3/8/19	1,000	1,005
2 Federal Home Loan Banks	1.875%	3/8/19	1,070	1,084
2 Federal Home Loan Banks	1.125%	6/21/19	2,710	2,693
2 Federal Home Loan Banks	0.875%	8/5/19	4,000	3,943

2 Federal Home Loan Banks	1.000%	9/26/19	1,500	1,482
2 Federal Home Loan Banks	1.375%	11/15/19	2,375	2,368
3 Federal Home Loan Mortgage Corp.	1.000%	12/15/17	6,700	6,706
3 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	5,655	5,644
3 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	11,245	11,220
3 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	1,200	1,195
3 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	529
3 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	7,700	7,661
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	2,935	3,100
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	4,300	4,283
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	404
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	6,500	6,414
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	448
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	3,229	3,211
3 Federal National Mortgage Assn.	0.875%	12/20/17	900	900
3 Federal National Mortgage Assn.	0.875%	2/8/18	7,342	7,336
3 Federal National Mortgage Assn.	0.875%	3/28/18	1,400	1,397
3 Federal National Mortgage Assn.	0.875%	5/21/18	6,280	6,260
3 Federal National Mortgage Assn.	1.125%	7/20/18	2,500	2,501
3 Federal National Mortgage Assn.	1.875%	9/18/18	3,292	3,335
3 Federal National Mortgage Assn.	1.125%	10/19/18	1,200	1,199
3 Federal National Mortgage Assn.	1.625%	11/27/18	2,100	2,118
3 Federal National Mortgage Assn.	1.125%	12/14/18	4,497	4,490
3 Federal National Mortgage Assn.	1.375%	1/28/19	1,000	1,003
3 Federal National Mortgage Assn.	1.875%	2/19/19	1,750	1,774
3 Federal National Mortgage Assn.	1.000%	2/26/19	2,125	2,113
3 Federal National Mortgage Assn.	1.750%	6/20/19	800	808
3 Federal National Mortgage Assn.	0.875%	8/2/19	5,000	4,929
3 Federal National Mortgage Assn.	1.000%	8/28/19	4,000	3,954
3 Federal National Mortgage Assn.	1.750%	9/12/19	5,350	5,395
3 Federal National Mortgage Assn.	0.000%	10/9/19	1,150	1,094
3 Federal National Mortgage Assn.	1.000%	10/24/19	6,000	5,920
3 Federal National Mortgage Assn.	1.750%	11/26/19	750	756
2 Financing Corp.	9.800%	4/6/18	200	223
2 Financing Corp.	10.350%	8/3/18	250	287
2 Financing Corp.	9.700%	4/5/19	50	59
NCUA Guaranteed Notes	3.000%	6/12/19	180	187
Private Export Funding Corp.	2.250%	12/15/17	25	25
Private Export Funding Corp.	1.875%	7/15/18	50	50
Private Export Funding Corp.	4.375%	3/15/19	700	746
Private Export Funding Corp.	1.450%	8/15/19	125	125
2 Tennessee Valley Authority	1.750%	10/15/18	625	631
				157,455
Total U.S. Government and Agency Obligations (Cost $1,524,001)				1,517,018
			Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
4 Vanguard Market Liquidity Fund (Cost
$3,496)	0.691%		34,959	3,497
Total Investments (99.8%) (Cost $1,527,497)				1,520,515
Other Assets and Liabilities-Net (0.2%)				2,871
Net Assets (100%)				1,523,386

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,517,018	—
Temporary Cash Investments	3,497	—	—
Total	3,497	1,517,018	—

C. At November 30, 2016, the cost of investment securities for tax purposes was $1,527,497,000. Net unrealized depreciation of investment securities for tax purposes was $6,982,000, consisting of unrealized gains of $143,000 on securities that had risen in value since their purchase and $7,125,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (96.4%)
United States Treasury Note/Bond	1.500%	10/31/19	6,515	6,533
United States Treasury Note/Bond	3.375%	11/15/19	9,950	10,517
United States Treasury Note/Bond	1.000%	11/30/19	7,855	7,762
United States Treasury Note/Bond	1.500%	11/30/19	10,520	10,543
United States Treasury Note/Bond	1.125%	12/31/19	6,475	6,412
United States Treasury Note/Bond	1.625%	12/31/19	23,458	23,590
United States Treasury Note/Bond	1.250%	1/31/20	13,950	13,854
United States Treasury Note/Bond	1.375%	1/31/20	2,552	2,545
United States Treasury Note/Bond	3.625%	2/15/20	21,180	22,590
United States Treasury Note/Bond	8.500%	2/15/20	360	439
United States Treasury Note/Bond	1.250%	2/29/20	5,560	5,517
United States Treasury Note/Bond	1.375%	2/29/20	17,000	16,926
United States Treasury Note/Bond	1.125%	3/31/20	1,050	1,037
United States Treasury Note/Bond	1.375%	3/31/20	3,789	3,771
United States Treasury Note/Bond	1.125%	4/30/20	2,775	2,736
United States Treasury Note/Bond	1.375%	4/30/20	32,725	32,531
United States Treasury Note/Bond	3.500%	5/15/20	36,689	39,057
United States Treasury Note/Bond	8.750%	5/15/20	1,500	1,861
United States Treasury Note/Bond	1.375%	5/31/20	15,300	15,195
United States Treasury Note/Bond	1.500%	5/31/20	7,243	7,220
United States Treasury Note/Bond	1.625%	6/30/20	8,000	8,005
United States Treasury Note/Bond	1.875%	6/30/20	5,150	5,201
United States Treasury Note/Bond	1.625%	7/31/20	33,180	33,164
United States Treasury Note/Bond	2.000%	7/31/20	11,960	12,117
United States Treasury Note/Bond	2.625%	8/15/20	42,785	44,282
United States Treasury Note/Bond	8.750%	8/15/20	1,950	2,449
United States Treasury Note/Bond	1.375%	8/31/20	31,630	31,304
United States Treasury Note/Bond	2.125%	8/31/20	34,892	35,481
United States Treasury Note/Bond	1.375%	9/30/20	6,978	6,899
United States Treasury Note/Bond	2.000%	9/30/20	5,059	5,121
United States Treasury Note/Bond	1.375%	10/31/20	6,789	6,706
United States Treasury Note/Bond	1.750%	10/31/20	9,445	9,469
United States Treasury Note/Bond	2.625%	11/15/20	47,412	49,079
United States Treasury Note/Bond	1.625%	11/30/20	5,750	5,728
United States Treasury Note/Bond	2.000%	11/30/20	8,875	8,969
United States Treasury Note/Bond	1.750%	12/31/20	17,850	17,856
United States Treasury Note/Bond	2.375%	12/31/20	10,580	10,848
United States Treasury Note/Bond	1.375%	1/31/21	20,932	20,608
United States Treasury Note/Bond	2.125%	1/31/21	14,122	14,329
United States Treasury Note/Bond	3.625%	2/15/21	12,857	13,833
United States Treasury Note/Bond	7.875%	2/15/21	1,966	2,453
United States Treasury Note/Bond	1.125%	2/28/21	8,800	8,568
United States Treasury Note/Bond	2.000%	2/28/21	15,340	15,484
United States Treasury Note/Bond	1.250%	3/31/21	26,320	25,728
United States Treasury Note/Bond	2.250%	3/31/21	5,925	6,039
United States Treasury Note/Bond	1.375%	4/30/21	16,290	15,992
United States Treasury Note/Bond	2.250%	4/30/21	4,000	4,074
United States Treasury Note/Bond	3.125%	5/15/21	29,417	31,063
United States Treasury Note/Bond	8.125%	5/15/21	1,340	1,701

United States Treasury Note/Bond	1.375%	5/31/21	25,925	25,443
United States Treasury Note/Bond	2.000%	5/31/21	24,960	25,147
United States Treasury Note/Bond	1.125%	6/30/21	16,150	15,645
United States Treasury Note/Bond	2.125%	6/30/21	19,700	19,946
United States Treasury Note/Bond	1.125%	7/31/21	15,490	14,989
United States Treasury Note/Bond	2.250%	7/31/21	6,200	6,307
United States Treasury Note/Bond	2.125%	8/15/21	32,837	33,201
United States Treasury Note/Bond	8.125%	8/15/21	1,775	2,274
United States Treasury Note/Bond	1.125%	8/31/21	19,628	18,984
United States Treasury Note/Bond	2.000%	8/31/21	21,325	21,435
United States Treasury Note/Bond	1.125%	9/30/21	24,440	23,600
United States Treasury Note/Bond	2.125%	9/30/21	41,140	41,577
United States Treasury Note/Bond	1.250%	10/31/21	11,750	11,405
United States Treasury Note/Bond	2.000%	10/31/21	36,645	36,805
United States Treasury Note/Bond	2.000%	11/15/21	6,013	6,039
United States Treasury Note/Bond	8.000%	11/15/21	7,115	9,165
United States Treasury Note/Bond	1.875%	11/30/21	29,925	29,878
United States Treasury Note/Bond	2.125%	12/31/21	12,350	12,468
United States Treasury Note/Bond	1.500%	1/31/22	16,500	16,142
United States Treasury Note/Bond	2.000%	2/15/22	31,394	31,472
United States Treasury Note/Bond	1.750%	2/28/22	13,346	13,208
United States Treasury Note/Bond	1.750%	3/31/22	14,606	14,437
United States Treasury Note/Bond	1.750%	4/30/22	8,500	8,391
United States Treasury Note/Bond	1.750%	5/15/22	5,000	4,934
United States Treasury Note/Bond	1.875%	5/31/22	11,375	11,295
United States Treasury Note/Bond	2.125%	6/30/22	8,900	8,946
United States Treasury Note/Bond	2.000%	7/31/22	5,300	5,288
United States Treasury Note/Bond	1.625%	8/15/22	4,399	4,301
United States Treasury Note/Bond	7.250%	8/15/22	975	1,251
United States Treasury Note/Bond	1.875%	8/31/22	15,626	15,470
United States Treasury Note/Bond	1.750%	9/30/22	8,300	8,155
United States Treasury Note/Bond	1.875%	10/31/22	7,300	7,216
United States Treasury Note/Bond	1.625%	11/15/22	38,025	37,033
United States Treasury Note/Bond	7.625%	11/15/22	1,975	2,593
United States Treasury Note/Bond	2.000%	11/30/22	24,740	24,609
United States Treasury Note/Bond	2.125%	12/31/22	10,902	10,910
United States Treasury Note/Bond	1.750%	1/31/23	14,200	13,896
United States Treasury Note/Bond	2.000%	2/15/23	25,575	25,391
United States Treasury Note/Bond	7.125%	2/15/23	2,590	3,352
United States Treasury Note/Bond	1.500%	2/28/23	22,680	21,837
United States Treasury Note/Bond	1.500%	3/31/23	28,615	27,520
United States Treasury Note/Bond	1.625%	4/30/23	16,430	15,909
United States Treasury Note/Bond	1.750%	5/15/23	36,600	35,696
United States Treasury Note/Bond	1.625%	5/31/23	35,160	34,012
United States Treasury Note/Bond	1.375%	6/30/23	18,150	17,274
United States Treasury Note/Bond	1.250%	7/31/23	16,725	15,768
United States Treasury Note/Bond	2.500%	8/15/23	11,495	11,718
United States Treasury Note/Bond	6.250%	8/15/23	1,725	2,168
United States Treasury Note/Bond	1.375%	8/31/23	18,975	18,014
United States Treasury Note/Bond	1.375%	9/30/23	22,100	20,967
United States Treasury Note/Bond	1.625%	10/31/23	14,750	14,220
United States Treasury Note/Bond	2.750%	11/15/23	11,995	12,411
United States Treasury Note/Bond	2.125%	11/30/23	15,000	14,932
United States Treasury Note/Bond	2.750%	2/15/24	39,655	41,031
United States Treasury Note/Bond	2.500%	5/15/24	41,730	42,421
United States Treasury Note/Bond	2.375%	8/15/24	31,485	31,677
United States Treasury Note/Bond	2.250%	11/15/24	24,416	24,301

United States Treasury Note/Bond	7.500%	11/15/24	1,690	2,338
United States Treasury Note/Bond	2.000%	2/15/25	39,548	38,547
United States Treasury Note/Bond	7.625%	2/15/25	300	420
United States Treasury Note/Bond	2.125%	5/15/25	51,110	50,216
United States Treasury Note/Bond	2.000%	8/15/25	27,840	27,040
United States Treasury Note/Bond	6.875%	8/15/25	1,150	1,565
United States Treasury Note/Bond	2.250%	11/15/25	43,970	43,523
United States Treasury Note/Bond	1.625%	2/15/26	32,735	30,664
United States Treasury Note/Bond	1.625%	5/15/26	37,375	34,934
United States Treasury Note/Bond	1.500%	8/15/26	37,475	34,553
United States Treasury Note/Bond	2.000%	11/15/26	15,000	14,489
United States Treasury Note/Bond	6.500%	11/15/26	3,000	4,090
				1,990,039
Agency Bonds and Notes (3.2%)
1 AID-Israel	5.500%	9/18/23	125	149
1 AID-Israel	5.500%	12/4/23	500	597
1 AID-Israel	5.500%	4/26/24	500	602
1 AID-Jordan	2.503%	10/30/20	175	179
1 AID-Jordan	2.578%	6/30/22	500	506
1 AID-Tunisia	1.416%	8/5/21	510	495
1 AID-Ukraine	1.847%	5/29/20	300	297
1 AID-Ukraine	1.471%	9/29/21	525	510
2 Federal Farm Credit Banks	3.500%	12/20/23	100	108
2 Federal Home Loan Banks	1.875%	3/13/20	150	152
2 Federal Home Loan Banks	4.125%	3/13/20	8,335	9,019
2 Federal Home Loan Banks	3.375%	6/12/20	125	133
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,052
2 Federal Home Loan Banks	5.250%	12/11/20	250	284
2 Federal Home Loan Banks	1.375%	2/18/21	975	957
2 Federal Home Loan Banks	5.625%	6/11/21	400	465
2 Federal Home Loan Banks	1.125%	7/14/21	1,500	1,449
2 Federal Home Loan Banks	1.875%	11/29/21	2,000	1,991
2 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,259
2 Federal Home Loan Banks	2.125%	3/10/23	475	473
2 Federal Home Loan Banks	2.875%	6/14/24	200	206
2 Federal Home Loan Banks	2.875%	9/13/24	1,000	1,030
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	2,225	2,211
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	964
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	10,210	10,401
3 Federal National Mortgage Assn.	1.625%	1/21/20	7,560	7,586
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,200	1,196
3 Federal National Mortgage Assn.	1.500%	11/30/20	1,000	992
3 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	2,005
3 Federal National Mortgage Assn.	1.375%	2/26/21	3,285	3,223
3 Federal National Mortgage Assn.	1.250%	8/17/21	1,500	1,454
3 Federal National Mortgage Assn.	1.375%	10/7/21	2,200	2,140
3 Federal National Mortgage Assn.	2.625%	9/6/24	2,995	3,033
3 Federal National Mortgage Assn.	2.125%	4/24/26	2,200	2,093
3 Federal National Mortgage Assn.	1.875%	9/24/26	2,740	2,538
Private Export Funding Corp.	2.250%	3/15/20	150	152
Private Export Funding Corp.	2.300%	9/15/20	1,075	1,092
Private Export Funding Corp.	2.050%	11/15/22	175	172
Private Export Funding Corp.	3.550%	1/15/24	75	80
Private Export Funding Corp.	2.450%	7/15/24	205	203
Private Export Funding Corp.	3.250%	6/15/25	75	78
2 Tennessee Valley Authority	3.875%	2/15/21	225	243
2 Tennessee Valley Authority	1.875%	8/15/22	125	123

2 Tennessee Valley Authority	2.875%	9/15/24	400	409
2 Tennessee Valley Authority	6.750%	11/1/25	1,225	1,616
				65,917
Total U.S. Government and Agency Obligations (Cost $2,098,665)				2,055,956
			Shares
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
4 Vanguard Market Liquidity Fund (Cost $8,015)	0.691%		80,142	8,015
Total Investments (100.0%) (Cost $2,106,680)				2,063,971
Other Assets and Liabilities-Net (0.0%)				(608)
Net Assets (100%)				2,063,363

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,055,956	—
Temporary Cash Investments	8,015	—	—
Total	8,015	2,055,956	—

Intermediate-Term Government Bond Index Fund

C. At November 30, 2016, the cost of investment securities for tax purposes was $2,106,680,000. Net unrealized depreciation of investment securities for tax purposes was $42,709,000, consisting of unrealized gains of $983,000 on securities that had risen in value since their purchase and $43,692,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (94.9%)
United States Treasury Note/Bond	6.500%	11/15/26	2,274	3,100
United States Treasury Note/Bond	6.625%	2/15/27	1,373	1,896
United States Treasury Note/Bond	6.375%	8/15/27	3,108	4,256
United States Treasury Note/Bond	6.125%	11/15/27	7,863	10,617
United States Treasury Note/Bond	5.500%	8/15/28	10,003	13,021
United States Treasury Note/Bond	5.250%	11/15/28	7,219	9,240
United States Treasury Note/Bond	5.250%	2/15/29	7,240	9,298
United States Treasury Note/Bond	6.125%	8/15/29	2,625	3,645
United States Treasury Note/Bond	6.250%	5/15/30	5,037	7,154
United States Treasury Note/Bond	5.375%	2/15/31	13,283	17,754
United States Treasury Note/Bond	4.500%	2/15/36	7,360	9,347
United States Treasury Note/Bond	4.750%	2/15/37	4,010	5,240
United States Treasury Note/Bond	4.375%	2/15/38	8,289	10,346
United States Treasury Note/Bond	4.500%	5/15/38	5,716	7,253
United States Treasury Note/Bond	3.500%	2/15/39	17,111	18,795
United States Treasury Note/Bond	4.250%	5/15/39	10,531	12,846
United States Treasury Note/Bond	4.500%	8/15/39	13,765	17,361
United States Treasury Note/Bond	4.375%	11/15/39	22,527	27,930
United States Treasury Note/Bond	4.625%	2/15/40	23,057	29,596
United States Treasury Note/Bond	4.375%	5/15/40	19,103	23,691
United States Treasury Note/Bond	3.875%	8/15/40	14,323	16,516
United States Treasury Note/Bond	4.250%	11/15/40	15,893	19,367
United States Treasury Note/Bond	4.750%	2/15/41	18,083	23,666
United States Treasury Note/Bond	4.375%	5/15/41	12,644	15,714
United States Treasury Note/Bond	3.750%	8/15/41	14,500	16,408
United States Treasury Note/Bond	3.125%	11/15/41	6,061	6,178
United States Treasury Note/Bond	3.125%	2/15/42	5,151	5,250
United States Treasury Note/Bond	3.000%	5/15/42	6,770	6,746
United States Treasury Note/Bond	2.750%	8/15/42	30,420	28,899
United States Treasury Note/Bond	2.750%	11/15/42	35,189	33,386
United States Treasury Note/Bond	3.125%	2/15/43	31,295	31,877
United States Treasury Note/Bond	2.875%	5/15/43	37,820	36,685
United States Treasury Note/Bond	3.625%	8/15/43	31,580	35,192
United States Treasury Note/Bond	3.750%	11/15/43	28,462	32,429
United States Treasury Note/Bond	3.625%	2/15/44	47,015	52,393
United States Treasury Note/Bond	3.375%	5/15/44	38,705	41,221
United States Treasury Note/Bond	3.125%	8/15/44	48,510	49,313
United States Treasury Note/Bond	3.000%	11/15/44	37,255	36,952
United States Treasury Note/Bond	2.500%	2/15/45	32,010	28,614
United States Treasury Note/Bond	3.000%	5/15/45	34,925	34,592
United States Treasury Note/Bond	2.875%	8/15/45	37,795	36,490
United States Treasury Note/Bond	3.000%	11/15/45	38,334	37,938
United States Treasury Note/Bond	2.500%	2/15/46	46,030	41,032
United States Treasury Note/Bond	2.500%	5/15/46	35,390	31,530
United States Treasury Note/Bond	2.250%	8/15/46	31,455	26,501
United States Treasury Note/Bond	2.875%	11/15/46	17,800	17,227
				984,502

Agency Bonds and Notes (4.4%)
1 AID-Israel	5.500%	9/18/33	150	196
2 Federal Home Loan Banks	5.500%	7/15/36	1,990	2,619
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	913	1,280
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	2,990	4,261
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,364	6,089
3 Federal National Mortgage Assn.	6.250%	5/15/29	700	938
3 Federal National Mortgage Assn.	7.125%	1/15/30	1,730	2,502
3 Federal National Mortgage Assn.	7.250%	5/15/30	4,455	6,522
3 Federal National Mortgage Assn.	6.625%	11/15/30	4,690	6,580
3 Federal National Mortgage Assn.	5.625%	7/15/37	675	906
3 Federal National Mortgage Assn.	6.210%	8/6/38	300	430
2 Tennessee Valley Authority	7.125%	5/1/30	650	927
2 Tennessee Valley Authority	4.700%	7/15/33	100	117
2 Tennessee Valley Authority	4.650%	6/15/35	575	673
2 Tennessee Valley Authority	5.880%	4/1/36	2,890	3,836
2 Tennessee Valley Authority	6.150%	1/15/38	165	227
2 Tennessee Valley Authority	5.500%	6/15/38	586	752
2 Tennessee Valley Authority	5.250%	9/15/39	3,272	4,077
2 Tennessee Valley Authority	3.500%	12/15/42	250	242
2 Tennessee Valley Authority	4.875%	1/15/48	245	286
2 Tennessee Valley Authority	5.375%	4/1/56	815	1,027
2 Tennessee Valley Authority	4.625%	9/15/60	850	948
2 Tennessee Valley Authority	4.250%	9/15/65	600	616
				46,051
Total U.S. Government and Agency Obligations (Cost $1,097,580)				1,030,553
			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
4 Vanguard Market Liquidity Fund (Cost
$7,717)	0.691%		77,161	7,717

Total Investments (100.0%) (Cost $1,105,297)				1,038,270
Other Assets and Liabilities-Net (0.0%)				(236)
Net Assets (100%)				1,038,034

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,030,553	—
Temporary Cash Investments	7,717	—	—
Total	7,717	1,030,553	—

C. At November 30, 2016, the cost of investment securities for tax purposes was $1,105,297,000. Net unrealized depreciation of investment securities for tax purposes was $67,027,000, consisting of unrealized gains of $422,000 on securities that had risen in value since their purchase and $67,449,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
United States Treasury Note/Bond	1.000%	11/15/19	15,925	15,741
United States Treasury Note/Bond	1.750%	11/30/21	22,770	22,663
Total U.S. Government and Agency Obligations (Cost $38,449)				38,404
Corporate Bonds (98.9%)
Finance (40.5%)
Banking (32.7%)
American Express Co.	7.000%	3/19/18	24,604	26,232
American Express Co.	1.550%	5/22/18	12,742	12,718
American Express Co.	8.125%	5/20/19	1,600	1,830
American Express Credit Corp.	2.125%	7/27/18	8,863	8,929
American Express Credit Corp.	1.800%	7/31/18	8,605	8,617
American Express Credit Corp.	1.875%	11/5/18	6,750	6,772
American Express Credit Corp.	2.125%	3/18/19	15,952	16,007
American Express Credit Corp.	2.250%	8/15/19	12,364	12,422
American Express Credit Corp.	1.700%	10/30/19	975	966
American Express Credit Corp.	2.375%	5/26/20	20,695	20,713
American Express Credit Corp.	2.600%	9/14/20	15,600	15,696
American Express Credit Corp.	2.250%	5/5/21	18,041	17,817
Australia & New Zealand Banking Group Ltd.	1.500%	1/16/18	4,975	4,968
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	10,325	10,280
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	8,500	8,549
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	9,830	9,866
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	9,850	9,713
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	10,000	9,957
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	8,500	8,554
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	12,400	12,223
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	10,000	10,024
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	12,225	12,265
Bancolombia SA	5.950%	6/3/21	8,100	8,693
Bank of America Corp.	6.000%	9/1/17	4	4
Bank of America Corp.	5.750%	12/1/17	24,955	25,926
Bank of America Corp.	2.000%	1/11/18	36,925	37,048
Bank of America Corp.	6.875%	4/25/18	57,006	60,823
Bank of America Corp.	5.650%	5/1/18	34,634	36,395
Bank of America Corp.	6.500%	7/15/18	4,204	4,492
Bank of America Corp.	6.875%	11/15/18	8,120	8,863
Bank of America Corp.	2.600%	1/15/19	45,775	46,149
Bank of America Corp.	5.490%	3/15/19	3,450	3,665
Bank of America Corp.	2.650%	4/1/19	33,011	33,337
Bank of America Corp.	7.625%	6/1/19	25,304	28,486
Bank of America Corp.	2.250%	4/21/20	27,035	26,775
Bank of America Corp.	5.625%	7/1/20	29,650	32,649
Bank of America Corp.	2.625%	10/19/20	25,425	25,412
Bank of America Corp.	2.151%	11/9/20	4,150	4,099
Bank of America Corp.	5.875%	1/5/21	14,440	16,095
Bank of America Corp.	2.625%	4/19/21	15,300	15,191
Bank of America Corp.	5.000%	5/13/21	17,034	18,478
Bank of America NA	1.650%	3/26/18	15,866	15,857

Bank of America NA	1.750%	6/5/18	19,125	19,144
Bank of America NA	2.050%	12/7/18	12,350	12,405
Bank of Montreal	1.450%	4/9/18	11,444	11,423
Bank of Montreal	1.400%	4/10/18	11,725	11,699
Bank of Montreal	1.800%	7/31/18	6,950	6,964
Bank of Montreal	1.350%	8/28/18	5,000	4,973
Bank of Montreal	2.375%	1/25/19	12,113	12,220
Bank of Montreal	1.500%	7/18/19	15,327	15,128
Bank of Montreal	1.900%	8/27/21	19,024	18,502
Bank of New York Mellon Corp.	1.350%	3/6/18	8,784	8,770
Bank of New York Mellon Corp.	1.600%	5/22/18	500	500
Bank of New York Mellon Corp.	2.100%	8/1/18	4,006	4,044
Bank of New York Mellon Corp.	2.100%	1/15/19	10,491	10,543
Bank of New York Mellon Corp.	2.200%	3/4/19	7,950	7,998
Bank of New York Mellon Corp.	2.200%	5/15/19	11,325	11,384
Bank of New York Mellon Corp.	5.450%	5/15/19	3,500	3,784
Bank of New York Mellon Corp.	2.300%	9/11/19	11,953	12,055
Bank of New York Mellon Corp.	4.600%	1/15/20	1,225	1,306
Bank of New York Mellon Corp.	2.150%	2/24/20	14,824	14,792
Bank of New York Mellon Corp.	2.600%	8/17/20	11,035	11,117
Bank of New York Mellon Corp.	2.450%	11/27/20	15,572	15,514
Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,119
Bank of New York Mellon Corp.	2.500%	4/15/21	9,386	9,379
Bank of New York Mellon Corp.	2.050%	5/3/21	13,900	13,641
Bank of New York Mellon Corp.	3.550%	9/23/21	12,567	13,086
Bank of Nova Scotia	1.375%	12/18/17	4,894	4,888
Bank of Nova Scotia	1.450%	4/25/18	12,060	12,029
Bank of Nova Scotia	1.700%	6/11/18	12,900	12,908
Bank of Nova Scotia	2.050%	10/30/18	17,166	17,272
Bank of Nova Scotia	1.950%	1/15/19	3,862	3,863
Bank of Nova Scotia	2.050%	6/5/19	16,400	16,432
Bank of Nova Scotia	1.650%	6/14/19	14,225	14,085
Bank of Nova Scotia	2.350%	10/21/20	11,150	11,101
Bank of Nova Scotia	4.375%	1/13/21	5,100	5,469
Bank of Nova Scotia	2.450%	3/22/21	12,955	12,919
Bank of Nova Scotia	2.800%	7/21/21	10,089	10,194
Barclays Bank plc	5.125%	1/8/20	6,090	6,475
Barclays Bank plc	5.140%	10/14/20	11,600	12,230
Barclays plc	2.000%	3/16/18	8,775	8,754
Barclays plc	2.750%	11/8/19	22,085	22,017
Barclays plc	2.875%	6/8/20	9,625	9,500
Barclays plc	3.250%	1/12/21	23,795	23,606
Barclays plc	3.200%	8/10/21	12,900	12,696
BB&T Corp.	1.450%	1/12/18	8,185	8,177
BB&T Corp.	2.050%	6/19/18	12,787	12,854
BB&T Corp.	2.250%	2/1/19	8,400	8,467
BB&T Corp.	6.850%	4/30/19	3,150	3,499
BB&T Corp.	5.250%	11/1/19	4,897	5,308
BB&T Corp.	2.450%	1/15/20	15,125	15,207
BB&T Corp.	2.625%	6/29/20	2,000	2,013
BB&T Corp.	2.050%	5/10/21	15,000	14,732
Bear Stearns Cos. LLC	7.250%	2/1/18	30,730	32,624
Bear Stearns Cos. LLC	4.650%	7/2/18	6,940	7,231
BNP Paribas SA	2.700%	8/20/18	12,460	12,618
BNP Paribas SA	2.400%	12/12/18	20,720	20,904
BNP Paribas SA	2.450%	3/17/19	4,140	4,165
BNP Paribas SA	2.375%	5/21/20	16,868	16,777
BNP Paribas SA	5.000%	1/15/21	25,506	27,775

BPCE SA	2.500%	12/10/18	11,500	11,618
BPCE SA	2.500%	7/15/19	9,225	9,281
BPCE SA	2.250%	1/27/20	15,305	15,181
BPCE SA	2.650%	2/3/21	6,420	6,433
BPCE SA	2.750%	12/2/21	10,000	9,962
Branch Banking & Trust Co.	2.300%	10/15/18	7,833	7,920
Branch Banking & Trust Co.	1.450%	5/10/19	15,625	15,440
Branch Banking & Trust Co.	2.850%	4/1/21	6,591	6,688
Canadian Imperial Bank of Commerce	1.550%	1/23/18	9,525	9,529
Canadian Imperial Bank of Commerce	1.600%	9/6/19	11,250	11,154
Capital One Bank USA NA	2.150%	11/21/18	4,400	4,407
Capital One Bank USA NA	2.250%	2/13/19	17,500	17,574
Capital One Bank USA NA	2.300%	6/5/19	5,750	5,769
Capital One Bank USA NA	8.800%	7/15/19	2,127	2,440
Capital One Financial Corp.	2.450%	4/24/19	15,900	16,014
Capital One Financial Corp.	4.750%	7/15/21	12,213	13,188
Capital One NA	1.650%	2/5/18	17,800	17,744
Capital One NA	1.500%	3/22/18	5,006	4,999
Capital One NA	2.350%	8/17/18	7,673	7,719
Capital One NA	2.400%	9/5/19	8,150	8,180
Capital One NA	1.850%	9/13/19	10,760	10,650
Capital One NA	2.950%	7/23/21	9,400	9,461
Capital One NA	2.250%	9/13/21	9,450	9,195
Citigroup Inc.	1.800%	2/5/18	28,325	28,318
Citigroup Inc.	1.700%	4/27/18	30,715	30,651
Citigroup Inc.	1.750%	5/1/18	19,656	19,609
Citigroup Inc.	6.125%	5/15/18	8,839	9,362
Citigroup Inc.	2.150%	7/30/18	13,195	13,244
Citigroup Inc.	2.500%	9/26/18	16,400	16,564
Citigroup Inc.	2.050%	12/7/18	16,940	16,939
Citigroup Inc.	2.550%	4/8/19	24,394	24,587
Citigroup Inc.	8.500%	5/22/19	2,200	2,522
Citigroup Inc.	2.050%	6/7/19	5,500	5,487
Citigroup Inc.	2.500%	7/29/19	19,199	19,321
Citigroup Inc.	2.400%	2/18/20	19,815	19,737
Citigroup Inc.	5.375%	8/9/20	5,874	6,425
Citigroup Inc.	2.650%	10/26/20	22,968	23,045
Citigroup Inc.	2.700%	3/30/21	29,075	29,041
Citigroup Inc.	2.350%	8/2/21	15,352	15,033
Citizens Bank NA	1.600%	12/4/17	3,600	3,597
Citizens Bank NA	2.300%	12/3/18	5,000	5,031
Citizens Bank NA	2.500%	3/14/19	2,700	2,718
Citizens Bank NA	2.450%	12/4/19	4,250	4,271
Citizens Bank NA	2.550%	5/13/21	13,500	13,417
Citizens Financial Group Inc.	2.375%	7/28/21	2,000	1,954
City National Corp.	5.250%	9/15/20	2,050	2,240
Comerica Inc.	2.125%	5/23/19	6,700	6,699
Commonwealth Bank of Australia	1.625%	3/12/18	18,475	18,453
Commonwealth Bank of Australia	2.500%	9/20/18	18,087	18,335
Commonwealth Bank of Australia	1.750%	11/2/18	8,025	8,034
Commonwealth Bank of Australia	2.250%	3/13/19	15,050	15,123
Commonwealth Bank of Australia	2.050%	3/15/19	5,505	5,504
Commonwealth Bank of Australia	2.300%	9/6/19	12,350	12,392
Commonwealth Bank of Australia	2.300%	3/12/20	500	498
Commonwealth Bank of Australia	2.400%	11/2/20	9,585	9,543
Commonwealth Bank of Australia	2.550%	3/15/21	10,050	10,018
Compass Bank	1.850%	9/29/17	2,300	2,295
Compass Bank	2.750%	9/29/19	2,885	2,859

Cooperatieve Rabobank UA	1.700%	3/19/18	18,650	18,629
Cooperatieve Rabobank UA	2.250%	1/14/19	21,546	21,656
Cooperatieve Rabobank UA	1.375%	8/9/19	7,050	6,928
Cooperatieve Rabobank UA	2.250%	1/14/20	13,750	13,709
Cooperatieve Rabobank UA	4.500%	1/11/21	10,731	11,541
Cooperatieve Rabobank UA	2.500%	1/19/21	24,230	24,231
Credit Suisse AG	1.750%	1/29/18	18,955	18,926
Credit Suisse AG	6.000%	2/15/18	12,459	12,973
Credit Suisse AG	1.700%	4/27/18	25,946	25,835
Credit Suisse AG	2.300%	5/28/19	27,456	27,482
Credit Suisse AG	5.300%	8/13/19	10,328	11,134
Credit Suisse AG	5.400%	1/14/20	17,742	18,861
Credit Suisse AG	4.375%	8/5/20	1,761	1,861
Credit Suisse AG	3.000%	10/29/21	22,324	22,386
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	17,000	16,757
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	20,490	20,243
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	19,735	19,736
Deutsche Bank AG	1.875%	2/13/18	16,725	16,518
Deutsche Bank AG	2.500%	2/13/19	20,186	19,805
Deutsche Bank AG	2.850%	5/10/19	18,025	17,795
Deutsche Bank AG	2.950%	8/20/20	1,825	1,765
Deutsche Bank AG	3.125%	1/13/21	14,823	14,255
Deutsche Bank AG	3.375%	5/12/21	16,800	16,245
1 Deutsche Bank AG	4.250%	10/14/21	3,125	3,071
Discover Bank	2.000%	2/21/18	6,665	6,664
Discover Bank	2.600%	11/13/18	7,250	7,313
Discover Bank	7.000%	4/15/20	3,900	4,331
Discover Bank	3.100%	6/4/20	14,397	14,555
Discover Bank	3.200%	8/9/21	4,500	4,522
Fifth Third Bancorp	4.500%	6/1/18	1,875	1,941
Fifth Third Bancorp	2.300%	3/1/19	6,300	6,318
Fifth Third Bancorp	2.875%	7/27/20	15,129	15,284
Fifth Third Bank	1.450%	2/28/18	4,800	4,787
Fifth Third Bank	2.150%	8/20/18	8,135	8,188
Fifth Third Bank	2.300%	3/15/19	7,750	7,803
Fifth Third Bank	2.375%	4/25/19	7,850	7,907
Fifth Third Bank	1.625%	9/27/19	7,825	7,724
Fifth Third Bank	2.250%	6/14/21	9,900	9,787
Fifth Third Bank	2.875%	10/1/21	12,065	12,210
First Horizon National Corp.	3.500%	12/15/20	6,750	6,796
First Niagara Financial Group Inc.	6.750%	3/19/20	3,100	3,487
First Republic Bank	2.375%	6/17/19	4,220	4,204
Goldman Sachs Group Inc.	5.950%	1/18/18	31,974	33,400
Goldman Sachs Group Inc.	2.375%	1/22/18	22,694	22,834
Goldman Sachs Group Inc.	6.150%	4/1/18	40,394	42,617
Goldman Sachs Group Inc.	2.900%	7/19/18	25,824	26,204
Goldman Sachs Group Inc.	2.625%	1/31/19	31,738	32,064
Goldman Sachs Group Inc.	7.500%	2/15/19	27,027	30,084
Goldman Sachs Group Inc.	2.000%	4/25/19	2,000	1,993
Goldman Sachs Group Inc.	2.550%	10/23/19	24,816	24,974
Goldman Sachs Group Inc.	5.375%	3/15/20	25,666	27,857
Goldman Sachs Group Inc.	2.600%	4/23/20	23,604	23,605
Goldman Sachs Group Inc.	6.000%	6/15/20	16,769	18,656
Goldman Sachs Group Inc.	2.750%	9/15/20	22,225	22,281
Goldman Sachs Group Inc.	2.875%	2/25/21	13,648	13,678
Goldman Sachs Group Inc.	2.625%	4/25/21	20,700	20,535
Goldman Sachs Group Inc.	5.250%	7/27/21	34,913	38,280
Goldman Sachs Group Inc.	2.350%	11/15/21	9,500	9,218

HSBC Bank USA NA	4.875%	8/24/20	12,305	13,031
HSBC Holdings plc	3.400%	3/8/21	33,469	33,867
HSBC Holdings plc	5.100%	4/5/21	27,102	29,216
HSBC Holdings plc	2.950%	5/25/21	21,525	21,392
HSBC Holdings plc	2.650%	1/5/22	17,000	16,540
HSBC USA Inc.	1.625%	1/16/18	20,075	20,040
HSBC USA Inc.	1.700%	3/5/18	10,764	10,742
HSBC USA Inc.	2.000%	8/7/18	5,550	5,552
HSBC USA Inc.	2.625%	9/24/18	5,734	5,798
HSBC USA Inc.	2.250%	6/23/19	6,900	6,878
HSBC USA Inc.	2.375%	11/13/19	11,925	11,947
HSBC USA Inc.	2.350%	3/5/20	20,355	20,073
HSBC USA Inc.	2.750%	8/7/20	9,409	9,399
HSBC USA Inc.	5.000%	9/27/20	5,500	5,849
Huntington Bancshares Inc.	2.600%	8/2/18	3,625	3,662
Huntington Bancshares Inc.	7.000%	12/15/20	3,325	3,772
Huntington Bancshares Inc.	3.150%	3/14/21	10,517	10,635
Huntington National Bank	1.700%	2/26/18	1,285	1,285
Huntington National Bank	2.000%	6/30/18	8,050	8,065
Huntington National Bank	2.200%	11/6/18	6,700	6,722
Huntington National Bank	2.200%	4/1/19	6,300	6,305
Huntington National Bank	2.400%	4/1/20	10,325	10,263
Huntington National Bank	2.875%	8/20/20	3,250	3,281
Intesa Sanpaolo SPA	3.875%	1/16/18	9,000	9,136
Intesa Sanpaolo SPA	3.875%	1/15/19	15,057	15,336
Itau Corpbanca	3.125%	1/15/18	7,100	7,187
1 Itau Corpbanca	3.875%	9/22/19	2,000	2,039
JPMorgan Chase & Co.	6.000%	1/15/18	50,228	52,565
JPMorgan Chase & Co.	1.800%	1/25/18	16,976	16,979
JPMorgan Chase & Co.	1.700%	3/1/18	27,823	27,798
JPMorgan Chase & Co.	1.625%	5/15/18	26,131	26,080
JPMorgan Chase & Co.	2.350%	1/28/19	13,350	13,467
JPMorgan Chase & Co.	1.850%	3/22/19	9,539	9,511
JPMorgan Chase & Co.	6.300%	4/23/19	19,360	21,230
JPMorgan Chase & Co.	2.200%	10/22/19	10,380	10,409
JPMorgan Chase & Co.	2.250%	1/23/20	49,568	49,391
JPMorgan Chase & Co.	4.950%	3/25/20	8,004	8,612
JPMorgan Chase & Co.	2.750%	6/23/20	33,965	34,230
JPMorgan Chase & Co.	4.400%	7/22/20	17,450	18,513
JPMorgan Chase & Co.	4.250%	10/15/20	26,352	28,100
JPMorgan Chase & Co.	2.550%	10/29/20	30,004	29,994
JPMorgan Chase & Co.	2.550%	3/1/21	24,806	24,698
JPMorgan Chase & Co.	4.625%	5/10/21	16,850	18,102
JPMorgan Chase & Co.	2.400%	6/7/21	14,250	14,059
JPMorgan Chase & Co.	2.295%	8/15/21	29,550	28,963
JPMorgan Chase & Co.	4.350%	8/15/21	27,000	28,842
JPMorgan Chase Bank NA	1.450%	9/21/18	1,960	1,952
JPMorgan Chase Bank NA	1.650%	9/23/19	8,000	7,933
KeyBank NA	1.650%	2/1/18	13,482	13,488
KeyBank NA	1.700%	6/1/18	12,460	12,465
KeyBank NA	2.350%	3/8/19	7,770	7,823
KeyBank NA	1.600%	8/22/19	7,550	7,445
KeyBank NA	2.500%	12/15/19	4,450	4,497
KeyBank NA	2.250%	3/16/20	8,713	8,681
KeyBank NA	2.500%	11/22/21	4,000	3,971
KeyCorp	2.300%	12/13/18	8,485	8,543
KeyCorp	2.900%	9/15/20	6,500	6,570
KeyCorp	5.100%	3/24/21	8,350	9,152

Lloyds Bank plc	2.300%	11/27/18	7,700	7,749
Lloyds Bank plc	2.700%	8/17/20	12,500	12,610
Lloyds Bank plc	6.375%	1/21/21	15,765	18,080
Lloyds Banking Group plc	3.100%	7/6/21	15,180	15,284
Manufacturers & Traders Trust Co.	6.625%	12/4/17	4,165	4,365
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,980	2,971
Manufacturers & Traders Trust Co.	2.300%	1/30/19	10,775	10,833
Manufacturers & Traders Trust Co.	2.250%	7/25/19	7,400	7,449
Manufacturers & Traders Trust Co.	2.100%	2/6/20	5,375	5,329
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	41,982	42,217
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	9,000	8,717
Mizuho Financial Group Inc.	2.273%	9/13/21	7,100	6,888
Morgan Stanley	5.950%	12/28/17	17,425	18,206
Morgan Stanley	1.875%	1/5/18	16,683	16,698
Morgan Stanley	6.625%	4/1/18	33,321	35,333
Morgan Stanley	2.125%	4/25/18	19,622	19,676
Morgan Stanley	2.200%	12/7/18	2,503	2,513
Morgan Stanley	2.500%	1/24/19	18,173	18,324
Morgan Stanley	2.450%	2/1/19	29,400	29,609
Morgan Stanley	7.300%	5/13/19	23,572	26,321
Morgan Stanley	2.375%	7/23/19	31,000	31,105
Morgan Stanley	5.625%	9/23/19	31,698	34,431
Morgan Stanley	5.500%	1/26/20	14,614	15,866
Morgan Stanley	2.650%	1/27/20	32,699	32,877
Morgan Stanley	2.800%	6/16/20	26,072	26,257
Morgan Stanley	5.500%	7/24/20	20,611	22,560
Morgan Stanley	5.750%	1/25/21	12,677	14,092
Morgan Stanley	2.500%	4/21/21	39,796	39,261
Morgan Stanley	5.500%	7/28/21	22,260	24,719
Morgan Stanley	2.625%	11/17/21	29,000	28,663
MUFG Americas Holdings Corp.	1.625%	2/9/18	5,150	5,132
MUFG Americas Holdings Corp.	2.250%	2/10/20	10,425	10,318
MUFG Union Bank NA	2.625%	9/26/18	15,900	16,083
MUFG Union Bank NA	2.250%	5/6/19	3,800	3,804
National Australia Bank Ltd.	1.875%	7/23/18	2,600	2,604
National Australia Bank Ltd.	2.300%	7/25/18	6,175	6,235
National Australia Bank Ltd.	2.000%	1/14/19	5,396	5,395
National Australia Bank Ltd.	1.375%	7/12/19	10,490	10,303
National Australia Bank Ltd.	2.625%	7/23/20	14,075	14,136
National Australia Bank Ltd.	2.625%	1/14/21	13,530	13,544
National Australia Bank Ltd.	1.875%	7/12/21	8,650	8,380
National Bank of Canada	2.100%	12/14/18	9,050	9,095
National City Corp.	6.875%	5/15/19	9,625	10,583
Northern Trust Co.	6.500%	8/15/18	500	539
Northern Trust Corp.	3.450%	11/4/20	5,675	5,892
Northern Trust Corp.	3.375%	8/23/21	4,575	4,767
PNC Bank NA	6.000%	12/7/17	3,690	3,843
PNC Bank NA	1.500%	2/23/18	16,960	16,953
PNC Bank NA	6.875%	4/1/18	1,365	1,452
PNC Bank NA	1.600%	6/1/18	10,475	10,462
PNC Bank NA	1.850%	7/20/18	4,300	4,312
PNC Bank NA	1.800%	11/5/18	5,950	5,961
PNC Bank NA	2.200%	1/28/19	8,412	8,458
PNC Bank NA	1.950%	3/4/19	12,100	12,129
PNC Bank NA	2.250%	7/2/19	7,326	7,370
PNC Bank NA	1.450%	7/29/19	12,000	11,836
PNC Bank NA	2.400%	10/18/19	19,220	19,433
PNC Bank NA	2.300%	6/1/20	3,370	3,368

PNC Bank NA	2.600%	7/21/20	2,350	2,368
PNC Bank NA	2.450%	11/5/20	10,353	10,377
PNC Bank NA	2.150%	4/29/21	8,655	8,541
PNC Funding Corp.	6.700%	6/10/19	4,605	5,127
PNC Funding Corp.	5.125%	2/8/20	14,794	16,043
PNC Funding Corp.	4.375%	8/11/20	4,196	4,471
Regions Bank	7.500%	5/15/18	4,380	4,721
Regions Bank	2.250%	9/14/18	5,000	5,014
Regions Financial Corp.	3.200%	2/8/21	10,424	10,575
Royal Bank of Canada	1.500%	1/16/18	13,560	13,556
Royal Bank of Canada	2.200%	7/27/18	18,734	18,895
Royal Bank of Canada	1.800%	7/30/18	15,698	15,721
Royal Bank of Canada	2.000%	12/10/18	10,590	10,638
Royal Bank of Canada	2.150%	3/15/19	9,183	9,219
Royal Bank of Canada	1.625%	4/15/19	10,253	10,179
Royal Bank of Canada	1.500%	7/29/19	12,800	12,639
Royal Bank of Canada	2.150%	3/6/20	6,500	6,472
Royal Bank of Canada	2.350%	10/30/20	19,151	19,123
Royal Bank of Canada	2.500%	1/19/21	21,450	21,577
Royal Bank of Scotland Group plc	6.400%	10/21/19	8,436	9,194
Santander Bank NA	2.000%	1/12/18	5,472	5,454
Santander Bank NA	8.750%	5/30/18	2,539	2,747
Santander Holdings USA Inc.	3.450%	8/27/18	9,053	9,197
Santander Holdings USA Inc.	2.700%	5/24/19	11,345	11,315
Santander Holdings USA Inc.	2.650%	4/17/20	7,809	7,658
Santander UK Group Holdings plc	2.875%	10/16/20	8,850	8,734
Santander UK Group Holdings plc	3.125%	1/8/21	11,380	11,326
Santander UK Group Holdings plc	2.875%	8/5/21	12,850	12,578
Santander UK plc	3.050%	8/23/18	7,976	8,107
Santander UK plc	2.000%	8/24/18	11,332	11,313
Santander UK plc	2.500%	3/14/19	22,300	22,407
Santander UK plc	2.350%	9/10/19	12,525	12,508
Santander UK plc	2.375%	3/16/20	1,170	1,159
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	12,139	12,186
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	18,200	17,580
Societe Generale SA	2.625%	10/1/18	3,950	3,996
State Street Bank & Trust Co.	5.250%	10/15/18	225	239
State Street Corp.	4.956%	3/15/18	5,024	5,171
State Street Corp.	1.350%	5/15/18	6,465	6,448
State Street Corp.	2.550%	8/18/20	18,390	18,546
State Street Corp.	4.375%	3/7/21	5,236	5,630
State Street Corp.	1.950%	5/19/21	6,707	6,558
Sumitomo Mitsui Banking Corp.	1.750%	1/16/18	100	100
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	5,650	5,629
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	5,025	5,070
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	13,225	13,210
Sumitomo Mitsui Banking Corp.	1.762%	10/19/18	6,000	5,977
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	9,750	9,809
Sumitomo Mitsui Banking Corp.	2.050%	1/18/19	1,000	996
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	14,941	14,937
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	21,391	21,338
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	7,340	7,335
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,775	3,741
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	17,326	17,378
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	11,850	11,458
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	23,500	23,015
SunTrust Bank	7.250%	3/15/18	4,175	4,445
SunTrust Banks Inc.	2.350%	11/1/18	8,299	8,374

SunTrust Banks Inc.	2.500%	5/1/19	5,823	5,874
SunTrust Banks Inc.	2.900%	3/3/21	7,700	7,799
Svenska Handelsbanken AB	1.625%	3/21/18	9,468	9,457
Svenska Handelsbanken AB	2.500%	1/25/19	9,375	9,478
Svenska Handelsbanken AB	2.250%	6/17/19	8,275	8,303
Svenska Handelsbanken AB	1.500%	9/6/19	11,500	11,310
Svenska Handelsbanken AB	2.400%	10/1/20	12,415	12,370
Svenska Handelsbanken AB	2.450%	3/30/21	18,126	18,046
Svenska Handelsbanken AB	1.875%	9/7/21	11,700	11,323
Synchrony Financial	2.600%	1/15/19	250	251
Synchrony Financial	3.000%	8/15/19	13,911	14,087
Synchrony Financial	2.700%	2/3/20	7,250	7,220
Synchrony Financial	3.750%	8/15/21	8,780	9,043
Toronto-Dominion Bank	1.625%	3/13/18	5,378	5,415
Toronto-Dominion Bank	1.400%	4/30/18	22,608	22,593
Toronto-Dominion Bank	1.750%	7/23/18	12,309	12,335
Toronto-Dominion Bank	1.450%	9/6/18	2,500	2,490
Toronto-Dominion Bank	2.625%	9/10/18	17,836	18,134
Toronto-Dominion Bank	2.125%	7/2/19	22,500	22,581
Toronto-Dominion Bank	1.450%	8/13/19	10,250	10,250
Toronto-Dominion Bank	2.250%	11/5/19	15,582	15,683
Toronto-Dominion Bank	2.500%	12/14/20	16,100	16,348
Toronto-Dominion Bank	2.125%	4/7/21	18,200	17,966
Toronto-Dominion Bank	1.800%	7/13/21	14,550	14,129
UBS AG	5.875%	12/20/17	2,075	2,166
UBS AG	1.800%	3/26/18	32,446	32,445
UBS AG	5.750%	4/25/18	2,703	2,848
UBS AG	2.375%	8/14/19	33,598	33,750
UBS AG	2.350%	3/26/20	13,400	13,337
UBS AG	4.875%	8/4/20	7,627	8,258
US Bancorp	1.950%	11/15/18	11,266	11,326
US Bancorp	2.200%	4/25/19	9,135	9,205
US Bancorp	2.350%	1/29/21	7,750	7,753
US Bancorp	4.125%	5/24/21	10,950	11,761
US Bank NA	1.350%	1/26/18	11,360	11,343
US Bank NA	1.450%	1/29/18	11,350	11,351
US Bank NA	1.400%	4/26/19	11,625	11,498
US Bank NA	2.125%	10/28/19	15,723	15,795
Wachovia Corp.	5.750%	2/1/18	31,021	32,396
Wells Fargo & Co.	5.625%	12/11/17	21,841	22,723
Wells Fargo & Co.	1.500%	1/16/18	22,916	22,865
Wells Fargo & Co.	2.150%	1/15/19	19,930	20,028
Wells Fargo & Co.	2.125%	4/22/19	16,828	16,861
Wells Fargo & Co.	2.150%	1/30/20	17,045	16,937
Wells Fargo & Co.	2.600%	7/22/20	33,728	33,846
Wells Fargo & Co.	2.550%	12/7/20	22,364	22,348
Wells Fargo & Co.	3.000%	1/22/21	11,926	12,108
Wells Fargo & Co.	2.500%	3/4/21	21,313	21,237
Wells Fargo & Co.	4.600%	4/1/21	16,644	17,948
Wells Fargo & Co.	2.100%	7/26/21	26,875	26,189
Wells Fargo Bank NA	1.650%	1/22/18	17,425	17,436
Wells Fargo Bank NA	1.750%	5/24/19	30,370	30,224
Westpac Banking Corp.	1.500%	12/1/17	8,475	8,476
Westpac Banking Corp.	1.600%	1/12/18	11,186	11,173
Westpac Banking Corp.	1.550%	5/25/18	6,100	6,085
Westpac Banking Corp.	2.250%	7/30/18	13,700	13,805
Westpac Banking Corp.	1.950%	11/23/18	11,800	11,832
Westpac Banking Corp.	2.250%	1/17/19	16,996	17,076

Westpac Banking Corp.	1.650%	5/13/19	9,200	9,106
Westpac Banking Corp.	1.600%	8/19/19	13,025	12,878
Westpac Banking Corp.	4.875%	11/19/19	25,169	27,047
Westpac Banking Corp.	2.300%	5/26/20	12,400	12,331
Westpac Banking Corp.	2.600%	11/23/20	16,437	16,487
Westpac Banking Corp.	2.100%	5/13/21	11,525	11,285
Westpac Banking Corp.	2.000%	8/19/21	13,450	13,084

Brokerage (0.8%)
Ameriprise Financial Inc.	7.300%	6/28/19	2,625	2,959
Ameriprise Financial Inc.	5.300%	3/15/20	7,250	7,883
BGC Partners Inc.	5.375%	12/9/19	2,050	2,132
BGC Partners Inc.	5.125%	5/27/21	2,250	2,288
BlackRock Inc.	5.000%	12/10/19	13,540	14,739
BlackRock Inc.	4.250%	5/24/21	6,800	7,336
Charles Schwab Corp.	1.500%	3/10/18	9,200	9,209
Charles Schwab Corp.	2.200%	7/25/18	2,925	2,951
Charles Schwab Corp.	4.450%	7/22/20	5,768	6,181
Eaton Vance Corp.	6.500%	10/2/17	409	425
Franklin Resources Inc.	4.625%	5/20/20	3,100	3,321
Intercontinental Exchange Inc.	2.500%	10/15/18	5,775	5,855
Intercontinental Exchange Inc.	2.750%	12/1/20	11,770	11,886
Jefferies Group LLC	5.125%	4/13/18	6,092	6,307
Jefferies Group LLC	8.500%	7/15/19	5,805	6,594
Jefferies Group LLC	6.875%	4/15/21	7,430	8,439
Lazard Group LLC	4.250%	11/14/20	4,600	4,818
Legg Mason Inc.	2.700%	7/15/19	3,495	3,520
Nasdaq Inc.	5.250%	1/16/18	2,270	2,353
Nasdaq Inc.	5.550%	1/15/20	7,127	7,734
Nomura Holdings Inc.	2.750%	3/19/19	9,270	9,373
Nomura Holdings Inc.	6.700%	3/4/20	13,300	14,894
Raymond James Financial Inc.	8.600%	8/15/19	2,450	2,815
Stifel Financial Corp.	3.500%	12/1/20	5,200	5,218
TD Ameritrade Holding Corp.	5.600%	12/1/19	3,875	4,266

Finance Companies (1.5%)
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.750%	5/15/19	12,006	12,216
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.250%	7/1/20	5,370	5,511
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.625%	10/30/20	10,942	11,393
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.500%	5/15/21	10,320	10,642
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	5.000%	10/1/21	5,730	6,038
Air Lease Corp.	2.125%	1/15/18	4,962	4,972
Air Lease Corp.	2.625%	9/4/18	4,725	4,760
Air Lease Corp.	3.375%	1/15/19	9,628	9,821
Air Lease Corp.	2.125%	1/15/20	4,600	4,525
Air Lease Corp.	4.750%	3/1/20	3,619	3,845
Air Lease Corp.	3.875%	4/1/21	5,725	5,954
Air Lease Corp.	3.375%	6/1/21	6,700	6,809
Ares Capital Corp.	4.875%	11/30/18	5,730	5,931
Ares Capital Corp.	3.875%	1/15/20	6,325	6,413
Ares Capital Corp.	3.625%	1/19/22	725	706
FS Investment Corp.	4.000%	7/15/19	4,000	4,021
FS Investment Corp.	4.250%	1/15/20	1,325	1,335

GATX Corp.	2.375%	7/30/18	1,975	1,985
GATX Corp.	2.500%	3/15/19	375	376
GATX Corp.	2.500%	7/30/19	3,875	3,865
GATX Corp.	2.600%	3/30/20	4,325	4,287
GATX Corp.	4.850%	6/1/21	3,400	3,663
GE Capital International Funding Co.	2.342%	11/15/20	67,024	67,033
HSBC Finance Corp.	6.676%	1/15/21	28,222	31,939
International Lease Finance Corp.	3.875%	4/15/18	10,245	10,437
1 International Lease Finance Corp.	7.125%	9/1/18	11,605	12,548
International Lease Finance Corp.	5.875%	4/1/19	6,615	7,037
International Lease Finance Corp.	6.250%	5/15/19	9,181	9,847
International Lease Finance Corp.	8.250%	12/15/20	10,747	12,547
International Lease Finance Corp.	4.625%	4/15/21	4,500	4,657
Prospect Capital Corp.	5.000%	7/15/19	2,225	2,224

Insurance (3.7%)
AEGON Funding Co. LLC	5.750%	12/15/20	3,026	3,359
Aetna Inc.	1.700%	6/7/18	8,235	8,234
Aetna Inc.	2.200%	3/15/19	6,780	6,802
Aetna Inc.	1.900%	6/7/19	20,182	20,098
Aetna Inc.	3.950%	9/1/20	3,910	4,093
Aetna Inc.	4.125%	6/1/21	2,699	2,829
Aetna Inc.	2.400%	6/15/21	20,658	20,467
Aflac Inc.	2.400%	3/16/20	5,400	5,417
Alleghany Corp.	5.625%	9/15/20	1,400	1,507
Allied World Assurance Co. Ltd.	5.500%	11/15/20	1,875	2,013
Allstate Corp.	7.450%	5/16/19	328	370
Alterra Finance LLC	6.250%	9/30/20	2,420	2,682
American Financial Group Inc.	9.875%	6/15/19	2,797	3,296
American International Group Inc.	5.850%	1/16/18	12,272	12,827
American International Group Inc.	2.300%	7/16/19	12,130	12,182
American International Group Inc.	3.375%	8/15/20	6,400	6,592
American International Group Inc.	6.400%	12/15/20	5,875	6,685
American International Group Inc.	3.300%	3/1/21	14,550	14,921
Anthem Inc.	1.875%	1/15/18	8,325	8,343
Anthem Inc.	2.300%	7/15/18	4,898	4,924
Anthem Inc.	7.000%	2/15/19	1,025	1,128
Anthem Inc.	2.250%	8/15/19	10,415	10,374
Anthem Inc.	4.350%	8/15/20	6,705	7,099
Anthem Inc.	3.700%	8/15/21	5,360	5,547
Aon Corp.	5.000%	9/30/20	6,606	7,127
Aon plc	2.800%	3/15/21	1,368	1,366
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	1,725	1,878
Assurant Inc.	2.500%	3/15/18	5,229	5,269
Axis Specialty Finance LLC	5.875%	6/1/20	6,842	7,523
AXIS Specialty Finance plc	2.650%	4/1/19	4,220	4,220
Berkshire Hathaway Finance Corp.	1.450%	3/7/18	10,700	10,712
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	9,349	9,330
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	16,368	17,262
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	8,850	8,932
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	12,825	12,810
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	11,250	11,108
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	7,975	8,589
Berkshire Hathaway Inc.	1.550%	2/9/18	1,917	1,921
Berkshire Hathaway Inc.	1.150%	8/15/18	6,650	6,613
Berkshire Hathaway Inc.	2.100%	8/14/19	9,091	9,167
Berkshire Hathaway Inc.	2.200%	3/15/21	9,350	9,324
Berkshire Hathaway Inc.	3.750%	8/15/21	4,715	5,020

Chubb Corp.	5.750%	5/15/18	5,010	5,304
Chubb INA Holdings Inc.	5.800%	3/15/18	8,000	8,430
Chubb INA Holdings Inc.	5.900%	6/15/19	3,625	3,966
Chubb INA Holdings Inc.	2.300%	11/3/20	16,969	16,938
Cigna Corp.	5.125%	6/15/20	2,680	2,879
Cigna Corp.	4.375%	12/15/20	1,750	1,846
Cigna Corp.	4.500%	3/15/21	2,924	3,113
CNA Financial Corp.	7.350%	11/15/19	2,375	2,700
CNA Financial Corp.	5.875%	8/15/20	5,743	6,355
CNA Financial Corp.	5.750%	8/15/21	3,400	3,799
Coventry Health Care Inc.	5.450%	6/15/21	7,279	8,045
Hartford Financial Services Group Inc.	6.300%	3/15/18	4,190	4,410
Hartford Financial Services Group Inc.	6.000%	1/15/19	3,310	3,553
Hartford Financial Services Group Inc.	5.500%	3/30/20	6,280	6,877
Humana Inc.	7.200%	6/15/18	3,803	4,111
Humana Inc.	6.300%	8/1/18	2,435	2,595
Humana Inc.	2.625%	10/1/19	4,205	4,242
Lincoln National Corp.	8.750%	7/1/19	4,000	4,620
Lincoln National Corp.	6.250%	2/15/20	3,675	4,056
Lincoln National Corp.	4.850%	6/24/21	2,325	2,488
Manulife Financial Corp.	4.900%	9/17/20	4,750	5,124
Markel Corp.	5.350%	6/1/21	555	603
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	2,150	2,174
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	2,970	2,982
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,636	5,606
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	6,056	6,590
MetLife Inc.	1.756%	12/15/17	4,253	4,257
MetLife Inc.	1.903%	12/15/17	6,650	6,676
MetLife Inc.	6.817%	8/15/18	9,521	10,319
MetLife Inc.	7.717%	2/15/19	11,120	12,485
MetLife Inc.	4.750%	2/8/21	11,000	12,003
PartnerRe Finance B LLC	5.500%	6/1/20	4,960	5,401
2 Principal Financial Group Inc.	4.700%	5/15/55	3,800	3,704
Progressive Corp.	3.750%	8/23/21	3,843	4,073
Protective Life Corp.	7.375%	10/15/19	1,650	1,874
Prudential Financial Inc.	6.000%	12/1/17	3,804	3,961
Prudential Financial Inc.	2.300%	8/15/18	3,825	3,858
Prudential Financial Inc.	7.375%	6/15/19	8,276	9,338
Prudential Financial Inc.	2.350%	8/15/19	6,200	6,256
Prudential Financial Inc.	5.375%	6/21/20	9,089	9,935
Prudential Financial Inc.	4.500%	11/15/20	6,150	6,598
2 Prudential Financial Inc.	8.875%	6/15/68	4,405	4,774
Reinsurance Group of America Inc.	6.450%	11/15/19	4,435	4,895
Reinsurance Group of America Inc.	5.000%	6/1/21	3,025	3,216
2 StanCorp Financial Group Inc.	6.900%	6/1/67	1,495	1,196
Torchmark Corp.	9.250%	6/15/19	2,500	2,907
Travelers Cos. Inc.	5.750%	12/15/17	2,375	2,484
Travelers Cos. Inc.	5.800%	5/15/18	3,653	3,871
Travelers Cos. Inc.	5.900%	6/2/19	5,515	6,041
Travelers Cos. Inc.	3.900%	11/1/20	4,175	4,423
Trinity Acquisition plc	3.500%	9/15/21	4,825	4,825
UnitedHealth Group Inc.	1.400%	12/15/17	6,579	6,582
UnitedHealth Group Inc.	6.000%	2/15/18	11,235	11,810
UnitedHealth Group Inc.	1.900%	7/16/18	17,473	17,564
UnitedHealth Group Inc.	1.700%	2/15/19	2,156	2,149
UnitedHealth Group Inc.	1.625%	3/15/19	4,625	4,610
UnitedHealth Group Inc.	2.300%	12/15/19	7,150	7,225
UnitedHealth Group Inc.	2.700%	7/15/20	15,196	15,406

UnitedHealth Group Inc.	3.875%	10/15/20	2,554	2,691
UnitedHealth Group Inc.	4.700%	2/15/21	3,942	4,282
UnitedHealth Group Inc.	2.125%	3/15/21	10,447	10,348
UnitedHealth Group Inc.	3.375%	11/15/21	2,900	3,020
Unum Group	5.625%	9/15/20	1,893	2,056
Unum Group	3.000%	5/15/21	4,500	4,497
Voya Financial Inc.	2.900%	2/15/18	10,133	10,247
Willis Towers Watson plc	5.750%	3/15/21	3,915	4,291
WR Berkley Corp.	7.375%	9/15/19	1,282	1,437
WR Berkley Corp.	5.375%	9/15/20	3,175	3,400
XLIT Ltd.	2.300%	12/15/18	3,400	3,422
XLIT Ltd.	5.750%	10/1/21	4,390	4,899

Other Finance (0.0%)
ORIX Corp.	3.750%	3/9/17	60	60

Real Estate Investment Trusts (1.8%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	3,250	3,238
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	4,720	4,803
AvalonBay Communities Inc.	6.100%	3/15/20	750	835
AvalonBay Communities Inc.	3.625%	10/1/20	6,175	6,404
AvalonBay Communities Inc.	3.950%	1/15/21	1,125	1,178
Boston Properties LP	3.700%	11/15/18	9,993	10,317
Boston Properties LP	5.875%	10/15/19	8,859	9,687
Boston Properties LP	5.625%	11/15/20	5,275	5,826
Boston Properties LP	4.125%	5/15/21	6,280	6,620
Brandywine Operating Partnership LP	4.950%	4/15/18	4,835	5,014
Camden Property Trust	4.625%	6/15/21	1,100	1,174
Corporate Office Properties LP	3.700%	6/15/21	2,915	2,984
DDR Corp.	7.500%	4/1/17	1	1
DDR Corp.	4.750%	4/15/18	150	155
DDR Corp.	7.875%	9/1/20	3,500	4,096
DDR Corp.	3.500%	1/15/21	2,423	2,456
Digital Realty Trust LP	5.875%	2/1/20	4,725	5,149
Digital Realty Trust LP	3.400%	10/1/20	3,600	3,667
Digital Realty Trust LP	5.250%	3/15/21	8,535	9,294
Duke Realty LP	6.500%	1/15/18	750	788
Duke Realty LP	6.750%	3/15/20	1,025	1,153
Duke Realty LP	3.875%	2/15/21	2,550	2,657
EPR Properties	7.750%	7/15/20	1,000	1,138
Equity Commonwealth	6.650%	1/15/18	1,000	1,025
Equity Commonwealth	5.875%	9/15/20	1,900	2,030
ERP Operating LP	2.375%	7/1/19	5,419	5,468
ERP Operating LP	4.750%	7/15/20	3,975	4,267
Essex Portfolio LP	5.200%	3/15/21	2,400	2,618
Federal Realty Investment Trust	2.550%	1/15/21	4,100	4,103
Government Properties Income Trust	3.750%	8/15/19	2,745	2,776
HCP Inc.	3.750%	2/1/19	2,525	2,593
HCP Inc.	2.625%	2/1/20	15,329	15,309
HCP Inc.	5.375%	2/1/21	10,037	10,982
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,330	1,467
Healthcare Trust of America Holdings LP	3.375%	7/15/21	2,550	2,571
Highwoods Realty LP	3.200%	6/15/21	2,425	2,436
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,037
Hospitality Properties Trust	4.250%	2/15/21	3,175	3,300
Host Hotels & Resorts LP	6.000%	10/1/21	3,850	4,308
Kilroy Realty LP	4.800%	7/15/18	3,269	3,392

Kimco Realty Corp.	4.300%	2/1/18	4,575	4,675
Kimco Realty Corp.	6.875%	10/1/19	2,675	3,008
Kimco Realty Corp.	3.200%	5/1/21	2,175	2,216
Liberty Property LP	4.750%	10/1/20	5,485	5,835
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,006
National Retail Properties Inc.	6.875%	10/15/17	2,000	2,085
ProLogis LP	2.750%	2/15/19	3,050	3,099
ProLogis LP	3.350%	2/1/21	4,600	4,728
Realty Income Corp.	2.000%	1/31/18	5,875	5,894
Realty Income Corp.	6.750%	8/15/19	6,715	7,542
Realty Income Corp.	5.750%	1/15/21	2,000	2,215
Regency Centers LP	4.800%	4/15/21	4,025	4,336
Select Income REIT	2.850%	2/1/18	6,602	6,631
Select Income REIT	3.600%	2/1/20	150	150
Senior Housing Properties Trust	3.250%	5/1/19	4,550	4,566
Simon Property Group LP	2.200%	2/1/19	10,672	10,759
Simon Property Group LP	10.350%	4/1/19	6,631	7,990
Simon Property Group LP	5.650%	2/1/20	8,969	9,841
Simon Property Group LP	2.500%	9/1/20	5,098	5,134
Simon Property Group LP	4.375%	3/1/21	7,600	8,135
Simon Property Group LP	2.500%	7/15/21	4,100	4,097
Simon Property Group LP	2.350%	1/30/22	2,400	2,374
SL Green Realty Corp.	5.000%	8/15/18	250	259
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,834
Tanger Properties LP	6.125%	6/1/20	2,500	2,764
UDR Inc.	4.250%	6/1/18	5,800	5,998
UDR Inc.	3.700%	10/1/20	6,925	7,137
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	8,946	8,965
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	3,960	4,112
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	6,725	6,770
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	6,900	7,440
Vornado Realty LP	2.500%	6/30/19	4,375	4,385
Washington Prime Group LP	3.850%	4/1/20	2,200	2,214
Washington REIT	4.950%	10/1/20	1,875	1,962
Welltower Inc.	2.250%	3/15/18	6,494	6,527
Welltower Inc.	4.125%	4/1/19	5,300	5,503
Welltower Inc.	6.125%	4/15/20	3,275	3,641
Welltower Inc.	4.950%	1/15/21	6,457	6,974
				7,562,087
Industrial (53.3%)
Basic Industry (2.6%)
Agrium Inc.	6.750%	1/15/19	4,599	4,997
Air Products & Chemicals Inc.	4.375%	8/21/19	2,215	2,360
Air Products & Chemicals Inc.	3.000%	11/3/21	9,250	9,537
Airgas Inc.	1.650%	2/15/18	2,975	2,980
Airgas Inc.	2.375%	2/15/20	1,450	1,446
Airgas Inc.	3.050%	8/1/20	5,350	5,466
Albemarle Corp.	3.000%	12/1/19	2,175	2,215
Albemarle Corp.	4.500%	12/15/20	3,050	3,243
Barrick North America Finance LLC	4.400%	5/30/21	21,122	22,530
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	9,306	9,386
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	11,450	12,607
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	10,845	11,151
Cabot Corp.	2.550%	1/15/18	1,125	1,131
Celanese US Holdings LLC	5.875%	6/15/21	3,740	4,184
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	4,640	5,142
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,725	3,888

Dow Chemical Co.	5.700%	5/15/18	3,525	3,722
Dow Chemical Co.	8.550%	5/15/19	18,300	21,022
Dow Chemical Co.	4.250%	11/15/20	20,155	21,372
Dow Chemical Co.	4.125%	11/15/21	7,575	8,022
Eastman Chemical Co.	2.700%	1/15/20	10,550	10,588
Eastman Chemical Co.	4.500%	1/15/21	51	54
Ecolab Inc.	1.450%	12/8/17	4,181	4,180
Ecolab Inc.	1.550%	1/12/18	4,625	4,620
Ecolab Inc.	2.000%	1/14/19	2,300	2,315
Ecolab Inc.	2.250%	1/12/20	2,925	2,924
EI du Pont de Nemours & Co.	6.000%	7/15/18	17,949	19,135
EI du Pont de Nemours & Co.	4.625%	1/15/20	10,862	11,633
EI du Pont de Nemours & Co.	3.625%	1/15/21	6,825	7,096
EI du Pont de Nemours & Co.	4.250%	4/1/21	6,050	6,453
Goldcorp Inc.	2.125%	3/15/18	7,465	7,455
Goldcorp Inc.	3.625%	6/9/21	8,675	8,833
International Paper Co.	7.950%	6/15/18	5,982	6,532
International Paper Co.	9.375%	5/15/19	118	137
International Paper Co.	7.500%	8/15/21	5,940	7,131
Lubrizol Corp.	8.875%	2/1/19	4,216	4,831
LyondellBasell Industries NV	5.000%	4/15/19	21,670	22,939
LyondellBasell Industries NV	6.000%	11/15/21	8,025	9,108
Methanex Corp.	3.250%	12/15/19	3,075	3,000
Monsanto Co.	5.125%	4/15/18	3,127	3,258
Monsanto Co.	1.850%	11/15/18	2,035	2,033
Monsanto Co.	2.125%	7/15/19	8,950	8,928
Monsanto Co.	2.750%	7/15/21	3,000	2,994
Newmont Mining Corp.	5.125%	10/1/19	6,156	6,620
Nucor Corp.	5.750%	12/1/17	5,900	6,126
Nucor Corp.	5.850%	6/1/18	5,068	5,354
Plum Creek Timberlands LP	4.700%	3/15/21	4,725	5,016
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	5,888	5,968
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	4,170	4,574
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	4,675	4,971
PPG Industries Inc.	2.300%	11/15/19	5,000	5,011
PPG Industries Inc.	3.600%	11/15/20	2,825	2,897
Praxair Inc.	1.250%	11/7/18	7,800	7,753
Praxair Inc.	4.500%	8/15/19	6,075	6,489
Praxair Inc.	2.250%	9/24/20	2,225	2,236
Praxair Inc.	4.050%	3/15/21	5,125	5,480
Praxair Inc.	3.000%	9/1/21	3,925	4,041
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	21,860	25,346
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	1,753	1,813
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,829	5,140
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	4,306	4,518
RPM International Inc.	6.500%	2/15/18	3,100	3,260
RPM International Inc.	6.125%	10/15/19	3,000	3,297
Sherwin-Williams Co.	1.350%	12/15/17	6,500	6,502
Southern Copper Corp.	5.375%	4/16/20	3,000	3,274
Vale Overseas Ltd.	5.625%	9/15/19	11,875	12,469
Vale Overseas Ltd.	4.625%	9/15/20	7,125	7,196
Vale Overseas Ltd.	5.875%	6/10/21	11,743	12,330
Valspar Corp.	7.250%	6/15/19	1,525	1,700
1 Westlake Chemical Corp.	4.625%	2/15/21	700	729
WestRock MWV LLC	7.375%	9/1/19	950	1,065
WestRock RKT Co.	4.450%	3/1/19	5,000	5,226
WestRock RKT Co.	3.500%	3/1/20	2,500	2,548

Weyerhaeuser Co.	7.375%	10/1/19	4,500	5,079

Capital Goods (5.4%)
3M Co.	1.375%	8/7/18	3,875	3,877
3M Co.	1.625%	6/15/19	4,475	4,489
3M Co.	2.000%	8/7/20	3,875	3,877
3M Co.	1.625%	9/19/21	6,000	5,850
Acuity Brands Lighting Inc.	6.000%	12/15/19	4,175	4,609
Bemis Co. Inc.	6.800%	8/1/19	3,550	3,939
Bemis Co. Inc.	4.500%	10/15/21	3,000	3,179
Boeing Capital Corp.	2.900%	8/15/18	2,950	3,018
Boeing Capital Corp.	4.700%	10/27/19	5,409	5,857
Boeing Co.	0.950%	5/15/18	4,236	4,224
Boeing Co.	6.000%	3/15/19	4,710	5,150
Boeing Co.	4.875%	2/15/20	11,125	12,110
Boeing Co.	1.650%	10/30/20	3,350	3,291
Boeing Co.	8.750%	8/15/21	1,800	2,295
Boeing Co.	2.350%	10/30/21	5,000	5,019
Caterpillar Financial Services Corp.	1.500%	2/23/18	8,225	8,226
Caterpillar Financial Services Corp.	1.300%	3/1/18	3,356	3,350
Caterpillar Financial Services Corp.	1.700%	6/16/18	325	326
Caterpillar Financial Services Corp.	2.450%	9/6/18	8,300	8,414
Caterpillar Financial Services Corp.	7.050%	10/1/18	250	274
Caterpillar Financial Services Corp.	1.800%	11/13/18	7,465	7,479
Caterpillar Financial Services Corp.	7.150%	2/15/19	12,739	14,184
Caterpillar Financial Services Corp.	1.350%	5/18/19	6,375	6,297
Caterpillar Financial Services Corp.	2.100%	6/9/19	11,170	11,211
Caterpillar Financial Services Corp.	2.250%	12/1/19	1,952	1,963
Caterpillar Financial Services Corp.	2.000%	3/5/20	3,825	3,802
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,950	4,967
Caterpillar Financial Services Corp.	1.700%	8/9/21	11,085	10,658
Caterpillar Financial Services Corp.	2.750%	8/20/21	2,000	2,011
1 Caterpillar Financial Services Corp.	1.931%	10/1/21	8,506	8,220
Caterpillar Inc.	7.900%	12/15/18	10,056	11,292
Caterpillar Inc.	3.900%	5/27/21	8,198	8,650
Crane Co.	2.750%	12/15/18	4,050	4,103
CRH America Inc.	8.125%	7/15/18	5,600	6,145
CRH America Inc.	5.750%	1/15/21	3,159	3,515
Deere & Co.	4.375%	10/16/19	5,664	6,020
Dover Corp.	5.450%	3/15/18	2,260	2,372
Dover Corp.	4.300%	3/1/21	4,300	4,592
Eaton Corp.	5.600%	5/15/18	5,075	5,352
Eaton Corp.	6.950%	3/20/19	75	83
Eaton Electric Holdings LLC	3.875%	12/15/20	1,875	1,968
Emerson Electric Co.	5.250%	10/15/18	3,100	3,318
Emerson Electric Co.	4.875%	10/15/19	2,460	2,657
Emerson Electric Co.	4.250%	11/15/20	5,150	5,503
Exelis Inc.	5.550%	10/1/21	250	277
FLIR Systems Inc.	3.125%	6/15/21	4,010	4,031
1 Fortive Corp.	1.800%	6/15/19	4,650	4,610
1 Fortive Corp.	2.350%	6/15/21	8,100	7,953
Fortune Brands Home & Security Inc.	3.000%	6/15/20	2,490	2,510
General Dynamics Corp.	3.875%	7/15/21	2,543	2,707
General Electric Capital Corp.	1.625%	4/2/18	150	151
General Electric Capital Corp.	5.625%	5/1/18	27,885	29,530
General Electric Capital Corp.	2.300%	1/14/19	700	709
General Electric Capital Corp.	6.000%	8/7/19	16,959	18,799
General Electric Capital Corp.	2.100%	12/11/19	2,600	2,617

General Electric Capital Corp.	5.500%	1/8/20	14,324	15,807
General Electric Capital Corp.	2.200%	1/9/20	15,642	15,670
General Electric Capital Corp.	5.550%	5/4/20	9,489	10,516
General Electric Capital Corp.	4.375%	9/16/20	13,446	14,476
General Electric Capital Corp.	4.625%	1/7/21	11,545	12,573
General Electric Capital Corp.	5.300%	2/11/21	13,020	14,454
General Electric Capital Corp.	4.650%	10/17/21	13,150	14,489
General Electric Co.	5.250%	12/6/17	43,989	45,746
Harris Corp.	1.999%	4/27/18	7,950	7,962
Harris Corp.	2.700%	4/27/20	3,950	3,927
Harris Corp.	4.400%	12/15/20	3,875	4,104
Honeywell International Inc.	5.300%	3/1/18	11,350	11,918
Honeywell International Inc.	5.000%	2/15/19	6,725	7,231
Honeywell International Inc.	1.400%	10/30/19	11,625	11,530
Honeywell International Inc.	4.250%	3/1/21	6,250	6,779
Honeywell International Inc.	1.850%	11/1/21	13,400	13,049
Illinois Tool Works Inc.	1.950%	3/1/19	6,175	6,203
Illinois Tool Works Inc.	6.250%	4/1/19	6,475	7,104
Illinois Tool Works Inc.	3.375%	9/15/21	3,227	3,368
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	7,073	7,676
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	3,450	3,516
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,250	2,253
John Deere Capital Corp.	1.550%	12/15/17	2,582	2,591
John Deere Capital Corp.	1.350%	1/16/18	10,765	10,758
John Deere Capital Corp.	1.300%	3/12/18	9,050	9,029
John Deere Capital Corp.	5.350%	4/3/18	3,588	3,769
John Deere Capital Corp.	1.600%	7/13/18	3,054	3,053
John Deere Capital Corp.	1.750%	8/10/18	4,500	4,512
John Deere Capital Corp.	5.750%	9/10/18	4,769	5,107
John Deere Capital Corp.	1.950%	12/13/18	9,566	9,624
John Deere Capital Corp.	1.950%	1/8/19	8,850	8,881
John Deere Capital Corp.	1.950%	3/4/19	6,550	6,567
John Deere Capital Corp.	2.250%	4/17/19	8,293	8,375
John Deere Capital Corp.	2.300%	9/16/19	2,925	2,954
John Deere Capital Corp.	1.250%	10/9/19	4,500	4,417
John Deere Capital Corp.	1.700%	1/15/20	5,721	5,624
John Deere Capital Corp.	2.050%	3/10/20	6,250	6,199
John Deere Capital Corp.	2.375%	7/14/20	6,190	6,208
John Deere Capital Corp.	2.450%	9/11/20	3,500	3,500
John Deere Capital Corp.	2.550%	1/8/21	4,250	4,278
John Deere Capital Corp.	2.800%	3/4/21	2,900	2,934
John Deere Capital Corp.	3.900%	7/12/21	1,525	1,617
John Deere Capital Corp.	3.150%	10/15/21	1,825	1,876
Johnson Controls Inc.	5.000%	3/30/20	4,950	5,329
Johnson Controls Inc.	4.250%	3/1/21	4,214	4,481
Kennametal Inc.	2.650%	11/1/19	4,174	4,155
L-3 Communications Corp.	5.200%	10/15/19	7,450	7,997
L-3 Communications Corp.	4.750%	7/15/20	8,434	8,992
L-3 Communications Corp.	4.950%	2/15/21	11,900	12,813
Lockheed Martin Corp.	1.850%	11/23/18	9,827	9,871
Lockheed Martin Corp.	4.250%	11/15/19	8,200	8,747
Lockheed Martin Corp.	2.500%	11/23/20	14,065	14,135
Lockheed Martin Corp.	3.350%	9/15/21	5,275	5,464
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,232
Northrop Grumman Corp.	1.750%	6/1/18	14,155	14,195
Northrop Grumman Corp.	5.050%	8/1/19	1,675	1,800
Northrop Grumman Corp.	3.500%	3/15/21	4,525	4,721
Owens Corning	9.000%	6/15/19	62	71

Parker-Hannifin Corp.	5.500%	5/15/18	4,818	5,096
Pentair Finance SA	2.900%	9/15/18	1,025	1,035
Pentair Finance SA	2.650%	12/1/19	750	748
Pentair Finance SA	3.625%	9/15/20	8,000	8,109
Pentair Finance SA	5.000%	5/15/21	4,520	4,826
Precision Castparts Corp.	1.250%	1/15/18	16,936	16,901
Precision Castparts Corp.	2.250%	6/15/20	6,525	6,556
Raytheon Co.	6.750%	3/15/18	3,900	4,169
Raytheon Co.	6.400%	12/15/18	3,966	4,349
Raytheon Co.	4.400%	2/15/20	4,900	5,250
Raytheon Co.	3.125%	10/15/20	11,020	11,388
Republic Services Inc.	3.800%	5/15/18	8,926	9,187
Republic Services Inc.	5.500%	9/15/19	5,670	6,189
Republic Services Inc.	5.000%	3/1/20	7,317	7,866
Republic Services Inc.	5.250%	11/15/21	5,528	6,160
Rockwell Automation Inc.	5.650%	12/1/17	500	520
Rockwell Automation Inc.	2.050%	3/1/20	5,725	5,716
Rockwell Collins Inc.	5.250%	7/15/19	1,750	1,887
Rockwell Collins Inc.	3.100%	11/15/21	1,884	1,892
Roper Technologies Inc.	2.050%	10/1/18	11,235	11,293
Roper Technologies Inc.	6.250%	9/1/19	2,968	3,268
Roper Technologies Inc.	3.000%	12/15/20	6,928	7,015
Snap-on Inc.	6.125%	9/1/21	3,000	3,486
Sonoco Products Co.	4.375%	11/1/21	435	451
Stanley Black & Decker Inc.	1.622%	11/17/18	5,200	5,178
Stanley Black & Decker Inc.	2.451%	11/17/18	5,088	5,141
2 Stanley Black & Decker Inc.	5.750%	12/15/53	2,800	2,961
Textron Inc.	5.600%	12/1/17	2,775	2,885
Textron Inc.	7.250%	10/1/19	1,550	1,743
Textron Inc.	3.650%	3/1/21	7,000	7,188
Textron Inc.	5.950%	9/21/21	1,250	1,394
United Technologies Corp.	5.375%	12/15/17	8,997	9,357
United Technologies Corp.	1.778%	5/4/18	4,043	4,042
United Technologies Corp.	6.125%	2/1/19	17,900	19,690
United Technologies Corp.	1.500%	11/1/19	6,500	6,447
United Technologies Corp.	4.500%	4/15/20	12,017	12,912
United Technologies Corp.	1.950%	11/1/21	6,425	6,284
Valmont Industries Inc.	6.625%	4/20/20	668	741
Vulcan Materials Co.	7.000%	6/15/18	1,000	1,077
Vulcan Materials Co.	7.500%	6/15/21	5,966	7,042
Waste Management Inc.	6.100%	3/15/18	9,052	9,560
Waste Management Inc.	4.750%	6/30/20	6,825	7,368
Waste Management Inc.	4.600%	3/1/21	3,127	3,380
Xylem Inc.	4.875%	10/1/21	2,100	2,268

Communication (6.7%)
21st Century Fox America Inc.	7.250%	5/18/18	950	1,024
21st Century Fox America Inc.	8.250%	8/10/18	3,780	4,174
21st Century Fox America Inc.	6.900%	3/1/19	5,675	6,270
21st Century Fox America Inc.	5.650%	8/15/20	5,350	5,927
21st Century Fox America Inc.	4.500%	2/15/21	8,578	9,218
1 activision blizzard inc.	2.300%	9/15/21	9,420	9,154
america movil sab de cv	5.000%	10/16/19	8,225	8,790
america movil sab de cv	5.000%	3/30/20	22,405	24,031
American Tower Corp.	4.500%	1/15/18	8,372	8,612
American Tower Corp.	3.400%	2/15/19	10,010	10,240
American Tower Corp.	2.800%	6/1/20	11,000	11,062
American Tower Corp.	5.050%	9/1/20	7,851	8,436

American Tower Corp.	3.300%	2/15/21	16,072	16,312
American Tower Corp.	5.900%	11/1/21	2,925	3,304
AT&T Inc.	1.400%	12/1/17	8,751	8,725
AT&T Inc.	1.750%	1/15/18	12,343	12,343
AT&T Inc.	5.500%	2/1/18	25,428	26,472
AT&T Inc.	5.600%	5/15/18	10,613	11,162
AT&T Inc.	2.375%	11/27/18	17,842	17,971
AT&T Inc.	5.800%	2/15/19	24,909	26,785
AT&T Inc.	2.300%	3/11/19	18,449	18,493
AT&T Inc.	5.875%	10/1/19	8,443	9,234
AT&T Inc.	5.200%	3/15/20	15,440	16,633
AT&T Inc.	2.450%	6/30/20	27,875	27,631
AT&T Inc.	4.600%	2/15/21	9,450	10,000
AT&T Inc.	2.800%	2/17/21	10,001	9,935
AT&T Inc.	5.000%	3/1/21	20,495	22,175
AT&T Inc.	4.450%	5/15/21	16,415	17,315
AT&T Inc.	3.875%	8/15/21	11,000	11,385
British Telecommunications plc	5.950%	1/15/18	11,307	11,814
British Telecommunications plc	2.350%	2/14/19	9,715	9,775
CBS Corp.	4.625%	5/15/18	1,025	1,065
CBS Corp.	2.300%	8/15/19	4,700	4,711
CBS Corp.	5.750%	4/15/20	4,360	4,805
CBS Corp.	4.300%	2/15/21	3,375	3,566
1 Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	20,725	21,136
Comcast Corp.	5.875%	2/15/18	10,070	10,582
Comcast Corp.	5.700%	5/15/18	18,430	19,518
Comcast Corp.	5.700%	7/1/19	4,377	4,792
Comcast Corp.	5.150%	3/1/20	14,340	15,674
Crown Castle International Corp.	3.400%	2/15/21	12,628	12,817
Crown Castle International Corp.	2.250%	9/1/21	11,508	11,091
Deutsche Telekom International Finance BV	6.750%	8/20/18	15,006	16,239
Deutsche Telekom International Finance BV	6.000%	7/8/19	4,925	5,409
Discovery Communications LLC	5.625%	8/15/19	3,035	3,289
Discovery Communications LLC	5.050%	6/1/20	7,725	8,329
Discovery Communications LLC	4.375%	6/15/21	5,800	6,136
Electronic Arts Inc.	3.700%	3/1/21	5,800	6,007
Grupo Televisa SAB	6.000%	5/15/18	3,865	4,077
GTE Corp.	6.840%	4/15/18	2	2
Historic TW Inc.	6.875%	6/15/18	9,269	9,970
Interpublic Group of Cos. Inc.	2.250%	11/15/17	2,250	2,262
Moody's Corp.	2.750%	7/15/19	6,925	7,033
Moody's Corp.	5.500%	9/1/20	3,150	3,462
NBCUniversal Media LLC	5.150%	4/30/20	19,813	21,706
NBCUniversal Media LLC	4.375%	4/1/21	16,310	17,577
Omnicom Group Inc.	6.250%	7/15/19	4,760	5,249
Omnicom Group Inc.	4.450%	8/15/20	10,825	11,546
Orange SA	2.750%	2/6/19	13,795	14,001
Orange SA	5.375%	7/8/19	11,885	12,868
Orange SA	1.625%	11/3/19	10,250	10,090
Orange SA	4.125%	9/14/21	7,125	7,571
RELX Capital Inc.	8.625%	1/15/19	925	1,044
Rogers Communications Inc.	6.800%	8/15/18	13,625	14,742
S&P Global Inc.	2.500%	8/15/18	4,184	4,231
S&P Global Inc.	3.300%	8/14/20	5,032	5,132
Scripps Networks Interactive Inc.	2.750%	11/15/19	3,203	3,243
Scripps Networks Interactive Inc.	2.800%	6/15/20	6,700	6,707
Telefonica Emisiones SAU	3.192%	4/27/18	15,390	15,620

Telefonica Emisiones SAU	5.877%	7/15/19	6,311	6,845
Telefonica Emisiones SAU	5.134%	4/27/20	15,475	16,534
Telefonica Emisiones SAU	5.462%	2/16/21	15,157	16,506
Telefonos de Mexico SAB de CV	5.500%	11/15/19	1,750	1,903
Thomson Reuters Corp.	6.500%	7/15/18	9,505	10,173
Thomson Reuters Corp.	4.700%	10/15/19	4,575	4,854
Thomson Reuters Corp.	3.950%	9/30/21	3,577	3,699
Time Warner Cable Inc.	6.750%	7/1/18	21,817	23,378
Time Warner Cable Inc.	8.750%	2/14/19	15,475	17,528
Time Warner Cable Inc.	8.250%	4/1/19	12,782	14,426
Time Warner Cable Inc.	5.000%	2/1/20	11,726	12,420
Time Warner Cable Inc.	4.125%	2/15/21	5,500	5,705
Time Warner Cable Inc.	4.000%	9/1/21	14,200	14,658
Time Warner Inc.	2.100%	6/1/19	4,910	4,898
Time Warner Inc.	4.875%	3/15/20	12,199	13,062
Time Warner Inc.	4.700%	1/15/21	9,575	10,285
Time Warner Inc.	4.750%	3/29/21	8,192	8,813
Verizon Communications Inc.	5.500%	2/15/18	6,543	6,831
Verizon Communications Inc.	6.100%	4/15/18	6,869	7,265
Verizon Communications Inc.	3.650%	9/14/18	31,381	32,346
Verizon Communications Inc.	2.550%	6/17/19	8,075	8,168
Verizon Communications Inc.	1.375%	8/15/19	13,450	13,192
Verizon Communications Inc.	2.625%	2/21/20	40,251	40,555
Verizon Communications Inc.	4.500%	9/15/20	39,536	42,296
Verizon Communications Inc.	3.450%	3/15/21	11,032	11,369
Verizon Communications Inc.	4.600%	4/1/21	5,175	5,550
Verizon Communications Inc.	1.750%	8/15/21	10,200	9,750
Verizon Communications Inc.	3.000%	11/1/21	7,570	7,626
Verizon Communications Inc.	3.500%	11/1/21	20,343	21,030
Viacom Inc.	2.500%	9/1/18	5,155	5,191
Viacom Inc.	2.200%	4/1/19	4,100	4,090
Viacom Inc.	5.625%	9/15/19	2,500	2,703
Viacom Inc.	2.750%	12/15/19	3,100	3,121
Viacom Inc.	3.875%	12/15/21	7,125	7,360
Vodafone Group plc	1.500%	2/19/18	9,154	9,119
Vodafone Group plc	4.625%	7/15/18	9,575	9,973
Vodafone Group plc	5.450%	6/10/19	9,445	10,211
Vodafone Group plc	4.375%	3/16/21	3,649	3,890
Walt Disney Co.	1.100%	12/1/17	11,465	11,456
Walt Disney Co.	5.875%	12/15/17	3,700	3,877
Walt Disney Co.	1.500%	9/17/18	14,003	14,030
Walt Disney Co.	1.650%	1/8/19	5,150	5,163
Walt Disney Co.	5.500%	3/15/19	2,080	2,255
Walt Disney Co.	1.850%	5/30/19	7,573	7,604
Walt Disney Co.	0.875%	7/12/19	1,450	1,421
Walt Disney Co.	2.150%	9/17/20	7,200	7,226
Walt Disney Co.	2.300%	2/12/21	6,455	6,484
Walt Disney Co.	3.750%	6/1/21	2,325	2,478
Walt Disney Co.	2.750%	8/16/21	7,566	7,704
WPP Finance 2010	4.750%	11/21/21	5,827	6,331

Consumer Cyclical (7.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	2,175	2,340
Alibaba Group Holding Ltd.	2.500%	11/28/19	22,150	22,257
Alibaba Group Holding Ltd.	3.125%	11/28/21	9,800	9,834
Amazon.com Inc.	2.600%	12/5/19	14,625	14,913
American Honda Finance Corp.	1.550%	12/11/17	9,966	9,996
American Honda Finance Corp.	1.500%	3/13/18	8,367	8,366

American Honda Finance Corp.	1.600%	7/13/18	11,778	11,783
American Honda Finance Corp.	2.125%	10/10/18	10,561	10,648
American Honda Finance Corp.	1.700%	2/22/19	1,158	1,154
American Honda Finance Corp.	1.200%	7/12/19	9,785	9,590
American Honda Finance Corp.	2.250%	8/15/19	12,244	12,362
American Honda Finance Corp.	2.150%	3/13/20	850	847
American Honda Finance Corp.	2.450%	9/24/20	12,595	12,627
American Honda Finance Corp.	1.650%	7/12/21	6,500	6,245
American Honda Finance Corp.	1.700%	9/9/21	9,600	9,254
Automatic Data Processing Inc.	2.250%	9/15/20	8,930	8,975
AutoNation Inc.	6.750%	4/15/18	2,500	2,650
AutoNation Inc.	5.500%	2/1/20	2,680	2,879
AutoNation Inc.	3.350%	1/15/21	4,400	4,447
AutoZone Inc.	7.125%	8/1/18	2,425	2,636
AutoZone Inc.	1.625%	4/21/19	8,150	8,077
AutoZone Inc.	4.000%	11/15/20	2,484	2,616
AutoZone Inc.	2.500%	4/15/21	1,625	1,613
Best Buy Co. Inc.	5.000%	8/1/18	1,326	1,389
Best Buy Co. Inc.	5.500%	3/15/21	6,875	7,563
Block Financial LLC	4.125%	10/1/20	13,750	14,080
BorgWarner Inc.	4.625%	9/15/20	575	607
Carnival Corp.	1.875%	12/15/17	7,104	7,122
Carnival Corp.	3.950%	10/15/20	6,375	6,692
Costco Wholesale Corp.	1.125%	12/15/17	10,812	10,809
Costco Wholesale Corp.	1.700%	12/15/19	10,279	10,282
Costco Wholesale Corp.	1.750%	2/15/20	4,085	4,046
CVS Health Corp.	1.900%	7/20/18	24,448	24,507
CVS Health Corp.	2.250%	12/5/18	15,394	15,521
CVS Health Corp.	2.250%	8/12/19	8,675	8,713
CVS Health Corp.	2.800%	7/20/20	31,810	32,195
CVS Health Corp.	2.125%	6/1/21	15,300	14,989
Delphi Automotive plc	3.150%	11/19/20	4,050	4,115
Dollar General Corp.	1.875%	4/15/18	2,365	2,368
DR Horton Inc.	3.625%	2/15/18	1,540	1,563
DR Horton Inc.	3.750%	3/1/19	7,500	7,669
DR Horton Inc.	4.000%	2/15/20	3,200	3,300
eBay Inc.	2.500%	3/9/18	4,725	4,763
eBay Inc.	2.200%	8/1/19	13,570	13,545
eBay Inc.	3.250%	10/15/20	5,935	6,030
eBay Inc.	2.875%	8/1/21	6,409	6,369
Expedia Inc.	7.456%	8/15/18	4,280	4,656
Expedia Inc.	5.950%	8/15/20	7,450	8,167
Ford Motor Co.	6.500%	8/1/18	350	375
Ford Motor Credit Co. LLC	1.724%	12/6/17	9,252	9,247
Ford Motor Credit Co. LLC	2.145%	1/9/18	12,375	12,381
Ford Motor Credit Co. LLC	2.375%	1/16/18	16,187	16,233
Ford Motor Credit Co. LLC	5.000%	5/15/18	24,305	25,284
Ford Motor Credit Co. LLC	2.240%	6/15/18	5,325	5,332
Ford Motor Credit Co. LLC	2.875%	10/1/18	12,783	12,920
Ford Motor Credit Co. LLC	2.551%	10/5/18	8,975	9,028
Ford Motor Credit Co. LLC	2.943%	1/8/19	1,850	1,871
Ford Motor Credit Co. LLC	2.375%	3/12/19	21,407	21,357
Ford Motor Credit Co. LLC	2.021%	5/3/19	5,300	5,234
Ford Motor Credit Co. LLC	1.897%	8/12/19	9,450	9,281
Ford Motor Credit Co. LLC	2.597%	11/4/19	14,977	14,967
Ford Motor Credit Co. LLC	8.125%	1/15/20	11,975	13,824
Ford Motor Credit Co. LLC	2.459%	3/27/20	6,093	5,999
Ford Motor Credit Co. LLC	3.157%	8/4/20	15,457	15,498

Ford Motor Credit Co. LLC	3.200%	1/15/21	15,778	15,712
Ford Motor Credit Co. LLC	5.750%	2/1/21	11,310	12,355
Ford Motor Credit Co. LLC	3.336%	3/18/21	17,825	17,865
Ford Motor Credit Co. LLC	5.875%	8/2/21	15,577	17,169
General Motors Co.	3.500%	10/2/18	17,213	17,518
General Motors Financial Co. Inc.	2.400%	4/10/18	2,500	2,501
General Motors Financial Co. Inc.	3.250%	5/15/18	7,002	7,071
General Motors Financial Co. Inc.	6.750%	6/1/18	11,100	11,819
General Motors Financial Co. Inc.	3.100%	1/15/19	12,676	12,787
General Motors Financial Co. Inc.	2.400%	5/9/19	9,345	9,268
General Motors Financial Co. Inc.	3.500%	7/10/19	14,597	14,829
General Motors Financial Co. Inc.	2.350%	10/4/19	9,075	8,913
General Motors Financial Co. Inc.	3.150%	1/15/20	7,415	7,415
General Motors Financial Co. Inc.	3.200%	7/13/20	19,690	19,671
General Motors Financial Co. Inc.	3.700%	11/24/20	14,914	15,107
General Motors Financial Co. Inc.	4.200%	3/1/21	15,203	15,613
General Motors Financial Co. Inc.	3.200%	7/6/21	16,175	15,951
General Motors Financial Co. Inc.	4.375%	9/25/21	9,925	10,280
Home Depot Inc.	2.250%	9/10/18	8,940	9,067
Home Depot Inc.	2.000%	6/15/19	15,005	15,149
Home Depot Inc.	3.950%	9/15/20	1,950	2,070
Home Depot Inc.	2.000%	4/1/21	14,151	14,001
Home Depot Inc.	4.400%	4/1/21	11,855	12,828
Hyatt Hotels Corp.	5.375%	8/15/21	2,125	2,336
Kohl's Corp.	4.000%	11/1/21	2,845	2,987
Lowe's Cos. Inc.	1.150%	4/15/19	2,000	1,977
Lowe's Cos. Inc.	4.625%	4/15/20	4,825	5,175
Lowe's Cos. Inc.	3.750%	4/15/21	4,443	4,703
Lowe's Cos. Inc.	3.800%	11/15/21	9,098	9,672
Macy's Retail Holdings Inc.	3.450%	1/15/21	4,000	4,093
Marriott International Inc.	3.000%	3/1/19	7,688	7,830
Marriott International Inc.	3.375%	10/15/20	4,975	5,109
Marriott International Inc.	2.875%	3/1/21	3,400	3,429
Marriott International Inc.	3.125%	10/15/21	1,350	1,367
MasterCard Inc.	2.000%	4/1/19	5,025	5,065
Mastercard Inc.	2.000%	11/21/21	6,200	6,111
McDonald's Corp.	5.350%	3/1/18	12,730	13,305
McDonald's Corp.	2.100%	12/7/18	4,985	5,016
McDonald's Corp.	5.000%	2/1/19	6,935	7,393
McDonald's Corp.	1.875%	5/29/19	6,434	6,415
McDonald's Corp.	2.200%	5/26/20	795	793
McDonald's Corp.	3.500%	7/15/20	3,850	4,001
McDonald's Corp.	2.750%	12/9/20	13,656	13,797
McDonald's Corp.	3.625%	5/20/21	3,646	3,809
Nordstrom Inc.	6.250%	1/15/18	5,791	6,078
Nordstrom Inc.	4.750%	5/1/20	3,375	3,604
Nordstrom Inc.	4.000%	10/15/21	6,400	6,735
O'Reilly Automotive Inc.	4.875%	1/14/21	3,837	4,124
O'Reilly Automotive Inc.	4.625%	9/15/21	1,596	1,719
PACCAR Financial Corp.	1.450%	3/9/18	3,463	3,462
PACCAR Financial Corp.	1.400%	5/18/18	3,750	3,748
PACCAR Financial Corp.	1.750%	8/14/18	2,700	2,712
PACCAR Financial Corp.	1.650%	2/25/19	1,000	997
PACCAR Financial Corp.	1.300%	5/10/19	6,850	6,774
PACCAR Financial Corp.	1.200%	8/12/19	4,390	4,319
PACCAR Financial Corp.	2.200%	9/15/19	1,850	1,865
PACCAR Financial Corp.	2.500%	8/14/20	3,000	3,019
PACCAR Financial Corp.	2.250%	2/25/21	2,500	2,483

QVC Inc.	3.125%	4/1/19	2,250	2,277
Ralph Lauren Corp.	2.125%	9/26/18	1,725	1,741
Ralph Lauren Corp.	2.625%	8/18/20	2,950	2,980
Staples Inc.	2.750%	1/12/18	2,925	2,941
Starbucks Corp.	2.000%	12/5/18	3,125	3,159
Starbucks Corp.	2.100%	2/4/21	10,914	10,858
Starwood Hotels & Resorts Worldwide LLC	6.750%	5/15/18	1,810	1,934
Target Corp.	6.000%	1/15/18	12,223	12,825
Target Corp.	2.300%	6/26/19	9,825	9,974
Target Corp.	3.875%	7/15/20	10,375	11,020
TJX Cos. Inc.	2.750%	6/15/21	8,715	8,906
Toyota Motor Credit Corp.	1.375%	1/10/18	6,553	6,545
Toyota Motor Credit Corp.	1.450%	1/12/18	14,911	14,909
Toyota Motor Credit Corp.	1.200%	4/6/18	13,354	13,302
Toyota Motor Credit Corp.	1.550%	7/13/18	11,654	11,654
Toyota Motor Credit Corp.	2.000%	10/24/18	11,005	11,074
Toyota Motor Credit Corp.	2.100%	1/17/19	16,904	16,974
Toyota Motor Credit Corp.	1.700%	2/19/19	6,000	5,975
Toyota Motor Credit Corp.	1.400%	5/20/19	12,350	12,202
Toyota Motor Credit Corp.	2.125%	7/18/19	10,210	10,260
Toyota Motor Credit Corp.	1.550%	10/18/19	13,475	13,318
Toyota Motor Credit Corp.	2.150%	3/12/20	15,409	15,356
Toyota Motor Credit Corp.	4.500%	6/17/20	1,750	1,878
Toyota Motor Credit Corp.	4.250%	1/11/21	4,875	5,231
Toyota Motor Credit Corp.	1.900%	4/8/21	11,778	11,547
Toyota Motor Credit Corp.	2.750%	5/17/21	5,859	5,933
Toyota Motor Credit Corp.	3.400%	9/15/21	9,420	9,813
VF Corp.	3.500%	9/1/21	3,000	3,133
Visa Inc.	1.200%	12/14/17	13,084	13,098
Visa Inc.	2.200%	12/14/20	38,104	38,106
Wal-Mart Stores Inc.	5.800%	2/15/18	17,487	18,423
Wal-Mart Stores Inc.	1.125%	4/11/18	17,678	17,637
Wal-Mart Stores Inc.	1.950%	12/15/18	15,245	15,406
Wal-Mart Stores Inc.	4.125%	2/1/19	2,600	2,739
Wal-Mart Stores Inc.	3.625%	7/8/20	14,103	14,889
Wal-Mart Stores Inc.	3.250%	10/25/20	13,782	14,408
Wal-Mart Stores Inc.	4.250%	4/15/21	3,800	4,122
Walgreen Co.	5.250%	1/15/19	1,352	1,439
Walgreens Boots Alliance Inc.	1.750%	5/30/18	11,200	11,220
Walgreens Boots Alliance Inc.	2.700%	11/18/19	16,080	16,290
Walgreens Boots Alliance Inc.	2.600%	6/1/21	20,843	20,730
Walgreens Boots Alliance Inc.	3.300%	11/18/21	8,600	8,778
Western Union Co.	2.875%	12/10/17	2,002	2,026
Western Union Co.	3.650%	8/22/18	4,190	4,302
Western Union Co.	5.253%	4/1/20	2,575	2,769
Wyndham Worldwide Corp.	2.500%	3/1/18	2,851	2,870
Wyndham Worldwide Corp.	5.625%	3/1/21	250	273

Consumer Noncyclical (14.0%)
Abbott Laboratories	5.125%	4/1/19	3,690	3,947
Abbott Laboratories	2.350%	11/22/19	28,000	27,991
Abbott Laboratories	2.000%	3/15/20	8,925	8,786
Abbott Laboratories	4.125%	5/27/20	5,940	6,240
Abbott Laboratories	2.900%	11/30/21	29,000	28,881
AbbVie Inc.	1.800%	5/14/18	30,065	30,048
AbbVie Inc.	2.000%	11/6/18	10,563	10,585
AbbVie Inc.	2.500%	5/14/20	44,095	44,010
AbbVie Inc.	2.300%	5/14/21	14,000	13,687

Actavis Funding SCS	2.350%	3/12/18	30,483	30,673
Actavis Funding SCS	2.450%	6/15/19	8,362	8,413
Actavis Funding SCS	3.000%	3/12/20	32,112	32,543
Actavis Inc.	6.125%	8/15/19	1,050	1,152
Agilent Technologies Inc.	5.000%	7/15/20	4,225	4,579
Allergan Inc.	1.350%	3/15/18	4,215	4,183
Allergan Inc.	3.375%	9/15/20	10,693	10,928
Altria Group Inc.	9.700%	11/10/18	2,275	2,619
Altria Group Inc.	9.250%	8/6/19	7,747	9,202
Altria Group Inc.	2.625%	1/14/20	13,892	14,040
Altria Group Inc.	4.750%	5/5/21	21,098	22,971
AmerisourceBergen Corp.	4.875%	11/15/19	2,650	2,848
AmerisourceBergen Corp.	3.500%	11/15/21	6,175	6,353
Amgen Inc.	6.150%	6/1/18	6,310	6,709
Amgen Inc.	5.700%	2/1/19	4,576	4,929
Amgen Inc.	2.200%	5/22/19	19,622	19,720
Amgen Inc.	4.500%	3/15/20	1,900	2,024
Amgen Inc.	2.125%	5/1/20	11,138	11,075
Amgen Inc.	3.450%	10/1/20	9,646	9,950
Amgen Inc.	4.100%	6/15/21	7,097	7,512
Amgen Inc.	1.850%	8/19/21	7,520	7,217
Amgen Inc.	3.875%	11/15/21	14,897	15,583
Anheuser-Busch Cos. LLC	5.500%	1/15/18	6,822	7,112
Anheuser-Busch Cos. LLC	5.000%	3/1/19	4,306	4,588
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	15,034	14,993
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	37,988	37,955
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	13,370	13,448
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	78,690	78,970
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	19,435	21,690
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	12,672	14,371
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	20,950	22,861
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	7,300	7,942
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,600	3,851
Archer-Daniels-Midland Co.	5.450%	3/15/18	5,305	5,564
Archer-Daniels-Midland Co.	4.479%	3/1/21	5,883	6,401
AstraZeneca plc	1.750%	11/16/18	14,009	14,009
AstraZeneca plc	1.950%	9/18/19	7,092	7,088
AstraZeneca plc	2.375%	11/16/20	14,125	14,049
Baptist Health South Florida Obligated Group
Revenue	4.590%	8/15/21	1,250	1,348
Baxalta Inc.	2.000%	6/22/18	2,700	2,699
Baxalta Inc.	2.875%	6/23/20	7,450	7,439
Baxter International Inc.	1.700%	8/15/21	4,300	4,136
Beam Suntory Inc.	1.750%	6/15/18	2,725	2,718
Becton Dickinson & Co.	1.800%	12/15/17	11,198	11,227
Becton Dickinson & Co.	5.000%	5/15/19	5,200	5,548
Becton Dickinson & Co.	6.375%	8/1/19	5,150	5,707
Becton Dickinson & Co.	2.675%	12/15/19	13,451	13,688
Becton Dickinson & Co.	3.250%	11/12/20	7,350	7,542
Becton Dickinson & Co.	3.125%	11/8/21	10,120	10,318
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,775	2,955
Biogen Inc.	6.875%	3/1/18	8,398	8,918
Biogen Inc.	2.900%	9/15/20	19,150	19,411
Boston Scientific Corp.	2.650%	10/1/18	7,310	7,406
Boston Scientific Corp.	6.000%	1/15/20	8,059	8,870
Boston Scientific Corp.	2.850%	5/15/20	4,125	4,164
Bristol-Myers Squibb Co.	1.750%	3/1/19	3,850	3,847
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,140

Bunge Ltd. Finance Corp.	8.500%	6/15/19	5,100	5,875
Bunge Ltd. Finance Corp.	3.500%	11/24/20	4,165	4,233
Campbell Soup Co.	4.500%	2/15/19	1,410	1,487
Campbell Soup Co.	4.250%	4/15/21	2,360	2,529
Cardinal Health Inc.	1.700%	3/15/18	8,660	8,665
Cardinal Health Inc.	1.950%	6/15/18	5,075	5,088
Cardinal Health Inc.	4.625%	12/15/20	6,550	7,036
Celgene Corp.	2.125%	8/15/18	7,942	7,976
Celgene Corp.	2.300%	8/15/18	5,875	5,918
Celgene Corp.	2.250%	5/15/19	6,324	6,340
Celgene Corp.	2.875%	8/15/20	12,855	12,993
Celgene Corp.	3.950%	10/15/20	8,400	8,795
Church & Dwight Co. Inc.	2.450%	12/15/19	2,825	2,838
Coca-Cola Co.	1.650%	3/14/18	6,641	6,667
Coca-Cola Co.	1.150%	4/1/18	14,722	14,695
Coca-Cola Co.	1.650%	11/1/18	13,162	13,236
Coca-Cola Co.	1.375%	5/30/19	8,250	8,191
Coca-Cola Co.	1.875%	10/27/20	6,900	6,845
Coca-Cola Co.	2.450%	11/1/20	13,750	13,894
Coca-Cola Co.	3.150%	11/15/20	7,127	7,415
Coca-Cola Co.	1.550%	9/1/21	8,000	7,739
Coca-Cola Co.	3.300%	9/1/21	18,564	19,326
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,375	4,511
Coca-Cola Enterprises Inc.	3.250%	8/19/21	674	687
Coca-Cola Enterprises Inc.	4.500%	9/1/21	4,925	5,294
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	12,325	12,398
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,175	2,297
Colgate-Palmolive Co.	0.900%	5/1/18	3,700	3,679
Colgate-Palmolive Co.	1.500%	11/1/18	2,925	2,934
Colgate-Palmolive Co.	1.750%	3/15/19	9,869	9,922
Colgate-Palmolive Co.	2.950%	11/1/20	700	725
Colgate-Palmolive Co.	2.450%	11/15/21	2,875	2,901
Constellation Brands Inc.	3.875%	11/15/19	4,000	4,165
Covidien International Finance SA	4.200%	6/15/20	8,975	9,512
CR Bard Inc.	1.375%	1/15/18	4,530	4,514
CR Bard Inc.	4.400%	1/15/21	4,643	4,960
Danaher Corp.	1.650%	9/15/18	10,721	10,738
Danaher Corp.	2.400%	9/15/20	4,219	4,237
Dentsply Sirona Inc.	4.125%	8/15/21	1,625	1,658
Diageo Capital plc	1.125%	4/29/18	8,736	8,670
Diageo Capital plc	4.828%	7/15/20	4,210	4,588
Dignity Health California GO	2.637%	11/1/19	2,450	2,470
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	3,354	3,594
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	2,250	2,280
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,900	1,876
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	3,375	3,458
Edwards Lifesciences Corp.	2.875%	10/15/18	4,979	5,061
Eli Lilly & Co.	1.250%	3/1/18	6,908	6,897
Eli Lilly & Co.	1.950%	3/15/19	7,465	7,498
Estee Lauder Cos. Inc.	1.700%	5/10/21	7,750	7,565
Express Scripts Holding Co.	2.250%	6/15/19	13,439	13,452
Express Scripts Holding Co.	3.300%	2/25/21	5,900	6,026
Express Scripts Holding Co.	4.750%	11/15/21	21,462	23,136
Express Scripts Inc.	7.250%	6/15/19	250	281
General Mills Inc.	5.650%	2/15/19	10,490	11,305
General Mills Inc.	2.200%	10/21/19	6,393	6,423
Gilead Sciences Inc.	1.850%	9/4/18	10,733	10,774
Gilead Sciences Inc.	2.050%	4/1/19	7,538	7,560

Gilead Sciences Inc.	2.350%	2/1/20	7,019	7,047
Gilead Sciences Inc.	2.550%	9/1/20	21,629	21,768
Gilead Sciences Inc.	4.500%	4/1/21	11,131	11,962
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	21,549	22,783
Hasbro Inc.	3.150%	5/15/21	4,350	4,386
Hershey Co.	1.600%	8/21/18	2,500	2,508
Hershey Co.	4.125%	12/1/20	3,625	3,873
Hillshire Brands Co.	4.100%	9/15/20	2,492	2,583
Hormel Foods Corp.	4.125%	4/15/21	1,100	1,179
Ingredion Inc.	4.625%	11/1/20	2,425	2,596
JM Smucker Co.	1.750%	3/15/18	2,641	2,642
JM Smucker Co.	2.500%	3/15/20	8,986	9,003
JM Smucker Co.	3.500%	10/15/21	5,750	5,980
Johnson & Johnson	5.150%	7/15/18	9,950	10,574
Johnson & Johnson	1.650%	12/5/18	6,914	6,958
Johnson & Johnson	1.125%	3/1/19	7,018	6,962
Johnson & Johnson	1.875%	12/5/19	11,430	11,508
Johnson & Johnson	2.950%	9/1/20	6,450	6,665
Johnson & Johnson	1.650%	3/1/21	10,782	10,613
Johnson & Johnson	3.550%	5/15/21	3,250	3,436
Kellogg Co.	3.250%	5/21/18	750	766
Kellogg Co.	4.150%	11/15/19	7,975	8,427
Kellogg Co.	4.000%	12/15/20	8,130	8,595
Kimberly-Clark Corp.	6.250%	7/15/18	2,328	2,504
Kimberly-Clark Corp.	7.500%	11/1/18	6,897	7,663
Kimberly-Clark Corp.	1.400%	2/15/19	3,450	3,434
Kimberly-Clark Corp.	1.900%	5/22/19	2,000	2,007
Kimberly-Clark Corp.	1.850%	3/1/20	2,025	2,009
Kimberly-Clark Corp.	3.625%	8/1/20	2,279	2,402
Kimberly-Clark Corp.	2.150%	8/15/20	3,325	3,329
Kimberly-Clark Corp.	3.875%	3/1/21	2,195	2,344
Koninklijke Philips NV	5.750%	3/11/18	10,873	11,375
Kraft Foods Group Inc.	6.125%	8/23/18	8,236	8,818
Kraft Foods Group Inc.	5.375%	2/10/20	11,654	12,628
Kraft Heinz Foods Co.	2.000%	7/2/18	14,841	14,876
Kraft Heinz Foods Co.	2.800%	7/2/20	19,357	19,509
Laboratory Corp. of America Holdings	2.500%	11/1/18	950	960
Laboratory Corp. of America Holdings	2.625%	2/1/20	5,017	5,019
Laboratory Corp. of America Holdings	4.625%	11/15/20	3,250	3,456
Life Technologies Corp.	6.000%	3/1/20	4,475	4,881
Life Technologies Corp.	5.000%	1/15/21	4,668	4,986
Mattel Inc.	2.350%	5/6/19	4,475	4,485
Mattel Inc.	4.350%	10/1/20	75	79
Mattel Inc.	2.350%	8/15/21	2,500	2,449
McCormick & Co. Inc.	5.750%	12/15/17	765	800
McCormick & Co. Inc.	3.900%	7/15/21	2,625	2,778
McKesson Corp.	1.400%	3/15/18	4,187	4,168
McKesson Corp.	7.500%	2/15/19	4,800	5,345
McKesson Corp.	2.284%	3/15/19	11,450	11,509
McKesson Corp.	4.750%	3/1/21	7,050	7,570
Mead Johnson Nutrition Co.	4.900%	11/1/19	6,475	6,953
Mead Johnson Nutrition Co.	3.000%	11/15/20	16,264	16,440
Medco Health Solutions Inc.	4.125%	9/15/20	6,000	6,312
Medtronic Inc.	1.500%	3/15/18	7,700	7,701
Medtronic Inc.	1.375%	4/1/18	18,055	18,023
Medtronic Inc.	5.600%	3/15/19	3,727	4,036
Medtronic Inc.	2.500%	3/15/20	33,126	33,439
Medtronic Inc.	4.125%	3/15/21	2,353	2,514

Merck & Co. Inc.	1.100%	1/31/18	11,982	11,954
Merck & Co. Inc.	1.300%	5/18/18	10,562	10,558
Merck & Co. Inc.	1.850%	2/10/20	13,582	13,574
Merck & Co. Inc.	3.875%	1/15/21	9,088	9,658
Merck Sharp & Dohme Corp.	5.000%	6/30/19	9,925	10,713
Molson Coors Brewing Co.	1.450%	7/15/19	7,125	7,009
Molson Coors Brewing Co.	2.100%	7/15/21	9,735	9,480
Mondelez International Inc.	2.250%	2/1/19	14,720	14,830
Mylan Inc.	2.600%	6/24/18	4,842	4,861
Mylan Inc.	2.550%	3/28/19	12,179	12,165
1 Mylan NV	3.000%	12/15/18	1,500	1,507
1 Mylan NV	2.500%	6/7/19	5,770	5,755
1 Mylan NV	3.750%	12/15/20	10,000	10,075
1 Mylan NV	3.150%	6/15/21	17,617	17,268
Newell Brands Inc.	2.050%	12/1/17	4,750	4,764
Newell Brands Inc.	2.150%	10/15/18	5,200	5,230
Newell Brands Inc.	2.600%	3/29/19	12,543	12,670
Newell Brands Inc.	2.875%	12/1/19	5,200	5,278
Newell Brands Inc.	3.150%	4/1/21	17,110	17,402
Novant Health Inc.	5.850%	11/1/19	1,800	1,995
Novartis Capital Corp.	4.400%	4/24/20	8,145	8,732
Novartis Securities Investment Ltd.	5.125%	2/10/19	30,288	32,464
Pall Corp.	5.000%	6/15/20	1,250	1,365
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	2,000	2,052
PepsiCo Inc.	1.250%	4/30/18	1,903	1,900
PepsiCo Inc.	5.000%	6/1/18	15,709	16,530
PepsiCo Inc.	2.250%	1/7/19	4,968	5,034
PepsiCo Inc.	1.500%	2/22/19	1,250	1,246
PepsiCo Inc.	1.350%	10/4/19	11,561	11,434
PepsiCo Inc.	4.500%	1/15/20	7,775	8,368
PepsiCo Inc.	1.850%	4/30/20	10,625	10,546
PepsiCo Inc.	2.150%	10/14/20	17,061	17,037
PepsiCo Inc.	3.125%	11/1/20	5,914	6,109
PepsiCo Inc.	3.000%	8/25/21	6,700	6,882
PepsiCo Inc.	1.700%	10/6/21	7,100	6,910
Perrigo Co. plc	2.300%	11/8/18	5,475	5,475
Perrigo Finance Unlimited Co.	3.500%	3/15/21	4,500	4,539
Pfizer Inc.	4.650%	3/1/18	1,000	1,040
Pfizer Inc.	1.200%	6/1/18	8,945	8,915
Pfizer Inc.	1.500%	6/15/18	12,694	12,708
Pfizer Inc.	6.200%	3/15/19	575	633
Pfizer Inc.	2.100%	5/15/19	13,916	14,032
Pfizer Inc.	1.450%	6/3/19	14,250	14,146
Pfizer Inc.	1.700%	12/15/19	11,500	11,476
Pfizer Inc.	5.200%	8/12/20	1,000	1,104
Pfizer Inc.	1.950%	6/3/21	13,877	13,683
Pfizer Inc.	2.200%	12/15/21	1,000	993
Pharmacia LLC	6.500%	12/1/18	1,340	1,468
Philip Morris International Inc.	5.650%	5/16/18	24,219	25,624
Philip Morris International Inc.	1.875%	1/15/19	12,715	12,734
Philip Morris International Inc.	1.375%	2/25/19	1,500	1,485
Philip Morris International Inc.	4.500%	3/26/20	10,875	11,665
Philip Morris International Inc.	1.875%	2/25/21	8,834	8,663
Philip Morris International Inc.	4.125%	5/17/21	3,900	4,171
Philip Morris International Inc.	2.900%	11/15/21	3,925	3,980
2 Procter & Gamble - Esop	9.360%	1/1/21	963	1,115
Procter & Gamble Co.	1.600%	11/15/18	5,557	5,584

Procter & Gamble Co.	1.900%	11/1/19	5,295	5,340
Procter & Gamble Co.	1.850%	2/2/21	6,225	6,169
Procter & Gamble Co.	1.700%	11/3/21	8,500	8,335
Quest Diagnostics Inc.	2.700%	4/1/19	4,200	4,249
Quest Diagnostics Inc.	4.750%	1/30/20	3,375	3,599
Quest Diagnostics Inc.	2.500%	3/30/20	3,700	3,694
Quest Diagnostics Inc.	4.700%	4/1/21	3,525	3,791
Reynolds American Inc.	2.300%	6/12/18	12,134	12,226
Reynolds American Inc.	8.125%	6/23/19	4,967	5,702
Reynolds American Inc.	6.875%	5/1/20	4,900	5,587
Reynolds American Inc.	3.250%	6/12/20	10,930	11,224
Sanofi	1.250%	4/10/18	14,914	14,886
Sanofi	4.000%	3/29/21	17,710	18,888
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	30,725	30,343
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	34,823	33,614
St. Jude Medical Inc.	2.000%	9/15/18	3,745	3,757
St. Jude Medical Inc.	2.800%	9/15/20	3,745	3,740
Stryker Corp.	1.300%	4/1/18	5,600	5,581
Stryker Corp.	2.000%	3/8/19	5,143	5,152
Stryker Corp.	4.375%	1/15/20	4,200	4,454
Stryker Corp.	2.625%	3/15/21	15,550	15,529
Sysco Corp.	5.250%	2/12/18	4,723	4,918
Sysco Corp.	5.375%	3/17/19	150	161
Sysco Corp.	1.900%	4/1/19	6,775	6,757
Sysco Corp.	2.600%	10/1/20	4,561	4,584
Sysco Corp.	2.500%	7/15/21	5,874	5,819
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	6,000	6,041
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,699	2,757
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	6,400	6,286
Teva Pharmaceutical Finance Netherlands III
BV	1.400%	7/20/18	18,635	18,439
Teva Pharmaceutical Finance Netherlands III
BV	1.700%	7/19/19	21,779	21,372
Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	31,294	29,985
The Kroger Co.	6.800%	12/15/18	960	1,054
The Kroger Co.	2.000%	1/15/19	4,800	4,807
The Kroger Co.	2.300%	1/15/19	7,681	7,736
The Kroger Co.	1.500%	9/30/19	4,744	4,669
The Kroger Co.	6.150%	1/15/20	5,400	5,995
The Kroger Co.	3.300%	1/15/21	7,706	7,912
The Kroger Co.	2.600%	2/1/21	4,950	4,952
The Kroger Co.	2.950%	11/1/21	1,900	1,923
Thermo Fisher Scientific Inc.	1.850%	1/15/18	4,083	4,092
Thermo Fisher Scientific Inc.	2.150%	12/14/18	4,000	4,029
Thermo Fisher Scientific Inc.	2.400%	2/1/19	11,207	11,303
Thermo Fisher Scientific Inc.	4.700%	5/1/20	275	293
Thermo Fisher Scientific Inc.	4.500%	3/1/21	10,400	11,128
Thermo Fisher Scientific Inc.	3.600%	8/15/21	10,245	10,622
Tupperware Brands Corp.	4.750%	6/1/21	4,625	4,933
Tyson Foods Inc.	2.650%	8/15/19	13,300	13,427
Unilever Capital Corp.	4.800%	2/15/19	5,625	5,998
Unilever Capital Corp.	2.200%	3/6/19	5,220	5,272
Unilever Capital Corp.	2.100%	7/30/20	7,080	7,068
Unilever Capital Corp.	4.250%	2/10/21	8,763	9,442
Unilever Capital Corp.	1.375%	7/28/21	7,100	6,831
Whirlpool Corp.	2.400%	3/1/19	5,895	5,938
Whirlpool Corp.	4.850%	6/15/21	2,425	2,638

Zimmer Biomet Holdings Inc.	2.000%	4/1/18	10,146	10,150
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	3,925	4,163
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	15,013	15,004
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,650	1,670
Zoetis Inc.	1.875%	2/1/18	3,610	3,604
Zoetis Inc.	3.450%	11/13/20	6,191	6,329

Energy (7.9%)
Anadarko Petroleum Corp.	8.700%	3/15/19	4,895	5,551
Anadarko Petroleum Corp.	6.950%	6/15/19	750	827
Anadarko Petroleum Corp.	4.850%	3/15/21	16,255	17,313
Apache Corp.	6.900%	9/15/18	1,975	2,135
Apache Corp.	3.625%	2/1/21	6,500	6,676
Baker Hughes Inc.	7.500%	11/15/18	3,621	3,999
Baker Hughes Inc.	3.200%	8/15/21	6,533	6,682
Boardwalk Pipelines LP	5.750%	9/15/19	3,105	3,340
BP Capital Markets plc	1.674%	2/13/18	8,820	8,820
BP Capital Markets plc	1.375%	5/10/18	16,608	16,550
BP Capital Markets plc	2.241%	9/26/18	10,100	10,175
BP Capital Markets plc	4.750%	3/10/19	8,140	8,631
BP Capital Markets plc	1.676%	5/3/19	7,150	7,091
BP Capital Markets plc	2.237%	5/10/19	11,925	11,980
BP Capital Markets plc	2.521%	1/15/20	10,696	10,745
BP Capital Markets plc	2.315%	2/13/20	9,325	9,313
BP Capital Markets plc	4.500%	10/1/20	12,940	13,883
BP Capital Markets plc	4.742%	3/11/21	9,880	10,717
BP Capital Markets plc	2.112%	9/16/21	10,489	10,247
BP Capital Markets plc	3.561%	11/1/21	10,011	10,410
Buckeye Partners LP	6.050%	1/15/18	2,800	2,919
Buckeye Partners LP	2.650%	11/15/18	4,978	5,012
Buckeye Partners LP	4.875%	2/1/21	8,233	8,723
Canadian Natural Resources Ltd.	1.750%	1/15/18	6,675	6,641
Canadian Natural Resources Ltd.	5.900%	2/1/18	2,130	2,223
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,250	2,272
Chevron Corp.	1.104%	12/5/17	11,436	11,414
Chevron Corp.	1.365%	3/2/18	16,188	16,159
Chevron Corp.	1.718%	6/24/18	24,060	24,122
Chevron Corp.	1.790%	11/16/18	13,059	13,109
Chevron Corp.	4.950%	3/3/19	18,721	19,995
Chevron Corp.	1.561%	5/16/19	7,075	7,035
Chevron Corp.	2.193%	11/15/19	6,100	6,161
Chevron Corp.	1.961%	3/3/20	18,300	18,215
Chevron Corp.	2.427%	6/24/20	8,025	8,090
Chevron Corp.	2.419%	11/17/20	11,242	11,297
Chevron Corp.	2.100%	5/16/21	23,043	22,764
Columbia Pipeline Group Inc.	2.450%	6/1/18	4,700	4,727
Columbia Pipeline Group Inc.	3.300%	6/1/20	5,480	5,562
ConocoPhillips	5.200%	5/15/18	5,618	5,885
ConocoPhillips	6.650%	7/15/18	2,689	2,889
ConocoPhillips	5.750%	2/1/19	17,347	18,666
ConocoPhillips	6.000%	1/15/20	12,091	13,327
ConocoPhillips Co.	1.050%	12/15/17	10,502	10,442
ConocoPhillips Co.	1.500%	5/15/18	6,958	6,923
ConocoPhillips Co.	2.200%	5/15/20	9,293	9,199
ConocoPhillips Co.	4.200%	3/15/21	11,684	12,388
ConocoPhillips Co.	2.875%	11/15/21	4,725	4,744
Devon Energy Corp.	4.000%	7/15/21	5,845	5,984
Dominion Gas Holdings LLC	2.500%	12/15/19	7,300	7,398

Dominion Gas Holdings LLC	2.800%	11/15/20	5,850	5,911
Enable Midstream Partners LP	2.400%	5/15/19	4,475	4,397
Enbridge Energy Partners LP	6.500%	4/15/18	2,551	2,693
Enbridge Energy Partners LP	9.875%	3/1/19	3,875	4,439
Enbridge Energy Partners LP	5.200%	3/15/20	6,250	6,656
Enbridge Energy Partners LP	4.375%	10/15/20	4,625	4,836
Enbridge Energy Partners LP	4.200%	9/15/21	7,569	7,865
Encana Corp.	6.500%	5/15/19	3,725	3,989
Encana Corp.	3.900%	11/15/21	7,114	7,011
Energy Transfer Partners LP	2.500%	6/15/18	4,852	4,863
Energy Transfer Partners LP	6.700%	7/1/18	10,421	11,092
Energy Transfer Partners LP	9.700%	3/15/19	2,500	2,880
Energy Transfer Partners LP	9.000%	4/15/19	1,925	2,194
Energy Transfer Partners LP	4.150%	10/1/20	9,180	9,478
Energy Transfer Partners LP	4.650%	6/1/21	10,876	11,429
EnLink Midstream Partners LP	2.700%	4/1/19	3,050	3,020
Enterprise Products Operating LLC	6.650%	4/15/18	2,769	2,942
Enterprise Products Operating LLC	1.650%	5/7/18	4,914	4,892
Enterprise Products Operating LLC	6.500%	1/31/19	8,750	9,561
Enterprise Products Operating LLC	2.550%	10/15/19	10,125	10,222
Enterprise Products Operating LLC	5.250%	1/31/20	6,575	7,115
Enterprise Products Operating LLC	5.200%	9/1/20	9,175	10,047
Enterprise Products Operating LLC	2.850%	4/15/21	3,902	3,931
2 Enterprise Products Operating LLC	7.034%	1/15/68	6,601	6,898
EOG Resources Inc.	6.875%	10/1/18	2,575	2,802
EOG Resources Inc.	5.625%	6/1/19	9,905	10,710
EOG Resources Inc.	2.450%	4/1/20	4,100	4,096
EOG Resources Inc.	4.400%	6/1/20	7,150	7,538
EOG Resources Inc.	4.100%	2/1/21	5,175	5,448
EQT Corp.	6.500%	4/1/18	3,546	3,740
EQT Corp.	8.125%	6/1/19	5,275	5,935
EQT Corp.	4.875%	11/15/21	8,600	9,161
Exxon Mobil Corp.	1.439%	3/1/18	13,416	13,419
Exxon Mobil Corp.	1.305%	3/6/18	13,251	13,242
Exxon Mobil Corp.	1.708%	3/1/19	2,775	2,772
Exxon Mobil Corp.	1.819%	3/15/19	17,000	17,029
Exxon Mobil Corp.	1.912%	3/6/20	17,175	17,187
Exxon Mobil Corp.	2.222%	3/1/21	25,700	25,651
FMC Technologies Inc.	2.000%	10/1/17	2,240	2,241
Halliburton Co.	2.000%	8/1/18	4,600	4,609
Halliburton Co.	5.900%	9/15/18	5,730	6,113
Halliburton Co.	6.150%	9/15/19	7,200	7,933
Halliburton Co.	3.250%	11/15/21	3,225	3,289
Hess Corp.	8.125%	2/15/19	1,000	1,118
Husky Energy Inc.	6.150%	6/15/19	1,435	1,562
Husky Energy Inc.	7.250%	12/15/19	7,410	8,421
Kinder Morgan Energy Partners LP	5.950%	2/15/18	14,909	15,556
Kinder Morgan Energy Partners LP	2.650%	2/1/19	8,350	8,367
Kinder Morgan Energy Partners LP	9.000%	2/1/19	3,775	4,264
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,850	6,488
Kinder Morgan Energy Partners LP	6.500%	4/1/20	6,175	6,903
Kinder Morgan Energy Partners LP	5.300%	9/15/20	2,950	3,154
Kinder Morgan Energy Partners LP	3.500%	3/1/21	9,250	9,338
Kinder Morgan Energy Partners LP	5.800%	3/1/21	4,000	4,366
Kinder Morgan Energy Partners LP	5.000%	10/1/21	5,875	6,260
Kinder Morgan Inc.	2.000%	12/1/17	3,254	3,259
Kinder Morgan Inc.	7.250%	6/1/18	1,500	1,607
Kinder Morgan Inc.	3.050%	12/1/19	15,779	15,977

Kinder Morgan Inc.	6.500%	9/15/20	3,278	3,660
Magellan Midstream Partners LP	6.550%	7/15/19	6,196	6,858
Magellan Midstream Partners LP	4.250%	2/1/21	3,900	4,125
Marathon Oil Corp.	5.900%	3/15/18	7,867	8,182
Marathon Oil Corp.	2.700%	6/1/20	7,400	7,197
Marathon Petroleum Corp.	2.700%	12/14/18	5,630	5,691
Marathon Petroleum Corp.	3.400%	12/15/20	9,400	9,589
Marathon Petroleum Corp.	5.125%	3/1/21	9,584	10,393
Nabors Industries Inc.	6.150%	2/15/18	10,325	10,635
Nabors Industries Inc.	9.250%	1/15/19	1,550	1,709
Nabors Industries Inc.	5.000%	9/15/20	5,700	5,714
Nabors Industries Inc.	4.625%	9/15/21	8,840	8,663
National Fuel Gas Co.	6.500%	4/15/18	3,000	3,147
National Fuel Gas Co.	8.750%	5/1/19	2,300	2,594
National Oilwell Varco Inc.	1.350%	12/1/17	4,063	4,048
Noble Energy Inc.	8.250%	3/1/19	10,500	11,796
Noble Energy Inc.	5.625%	5/1/21	1,752	1,818
Occidental Petroleum Corp.	1.500%	2/15/18	7,360	7,360
Occidental Petroleum Corp.	4.100%	2/1/21	10,580	11,227
ONEOK Partners LP	3.200%	9/15/18	4,000	4,087
ONEOK Partners LP	8.625%	3/1/19	6,575	7,421
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	5,847	6,198
Petro-Canada	6.050%	5/15/18	3,501	3,702
Petro-Canada	9.250%	10/15/21	2,575	3,213
Phillips 66 Partners LP	2.646%	2/15/20	4,075	4,040
Pioneer Natural Resources Co.	6.875%	5/1/18	2,975	3,166
Pioneer Natural Resources Co.	7.500%	1/15/20	5,200	5,908
Pioneer Natural Resources Co.	3.450%	1/15/21	5,500	5,600
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	6,450	6,836
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	7,715	8,766
Plains All American Pipeline LP / PAA
Finance Corp.	2.600%	12/15/19	600	600
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	5,640	6,115
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	3,589	3,844
Questar Pipeline LLC	5.830%	2/1/18	1,300	1,357
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	6,025	6,530
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	4,374	4,511
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	5,045	4,881
Shell International Finance BV	1.900%	8/10/18	5,316	5,349
Shell International Finance BV	1.625%	11/10/18	9,700	9,679
Shell International Finance BV	2.000%	11/15/18	18,757	18,872
Shell International Finance BV	1.375%	5/10/19	5,417	5,347
Shell International Finance BV	1.375%	9/12/19	13,250	13,028
Shell International Finance BV	4.300%	9/22/19	19,899	21,109
Shell International Finance BV	4.375%	3/25/20	7,890	8,408
Shell International Finance BV	2.125%	5/11/20	26,119	26,030
Shell International Finance BV	2.250%	11/10/20	12,100	12,046
Shell International Finance BV	1.875%	5/10/21	28,975	28,221
Shell International Finance BV	1.750%	9/12/21	5,600	5,408
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	3,100	3,287
Spectra Energy Capital LLC	6.200%	4/15/18	6,813	7,152

Spectra Energy Capital LLC	8.000%	10/1/19	5,280	5,984
Spectra Energy Capital LLC	5.650%	3/1/20	700	743
Spectra Energy Partners LP	2.950%	9/25/18	9,498	9,648
Spectra Energy Partners LP	4.600%	6/15/21	1,150	1,225
Suncor Energy Inc.	6.100%	6/1/18	11,577	12,242
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,400	1,507
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	9,675	10,200
TC Pipelines LP	4.650%	6/15/21	2,228	2,320
Total Capital Canada Ltd.	1.450%	1/15/18	16,795	16,791
Total Capital International SA	2.125%	1/10/19	12,120	12,196
Total Capital International SA	2.100%	6/19/19	8,650	8,693
Total Capital International SA	2.750%	6/19/21	7,686	7,762
Total Capital SA	2.125%	8/10/18	9,265	9,335
Total Capital SA	4.450%	6/24/20	13,320	14,287
Total Capital SA	4.125%	1/28/21	3,355	3,569
TransCanada PipeLines Ltd.	1.875%	1/12/18	8,375	8,375
TransCanada PipeLines Ltd.	6.500%	8/15/18	9,317	10,017
TransCanada PipeLines Ltd.	3.125%	1/15/19	4,750	4,857
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,392	2,621
TransCanada PipeLines Ltd.	3.800%	10/1/20	8,750	9,153
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,375	2,507
Valero Energy Corp.	9.375%	3/15/19	7,348	8,491
Valero Energy Corp.	6.125%	2/1/20	7,270	8,051
Western Gas Partners LP	2.600%	8/15/18	3,550	3,540
Western Gas Partners LP	5.375%	6/1/21	3,357	3,589
Williams Partners LP	5.250%	3/15/20	19,659	20,922
Williams Partners LP	4.125%	11/15/20	5,057	5,184
Williams Partners LP	4.000%	11/15/21	4,850	4,924
XTO Energy Inc.	5.500%	6/15/18	8,350	8,842
XTO Energy Inc.	6.500%	12/15/18	3,235	3,543

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	2,125	2,217
Cintas Corp. No 2	4.300%	6/1/21	2,015	2,151
Yale University Connecticut GO	2.086%	4/15/19	1,400	1,415

Technology (7.8%)
Adobe Systems Inc.	4.750%	2/1/20	10,940	11,755
Alphabet Inc.	3.625%	5/19/21	7,075	7,495
Altera Corp.	2.500%	11/15/18	9,605	9,783
Amphenol Corp.	2.550%	1/30/19	10,328	10,442
Amphenol Corp.	3.125%	9/15/21	20	20
Analog Devices Inc.	2.500%	12/5/21	4,000	3,984
Apple Inc.	1.300%	2/23/18	3,895	3,896
Apple Inc.	1.000%	5/3/18	43,948	43,746
Apple Inc.	1.700%	2/22/19	6,685	6,695
Apple Inc.	2.100%	5/6/19	23,156	23,391
Apple Inc.	1.100%	8/2/19	10,275	10,118
Apple Inc.	1.550%	2/7/20	12,125	11,992
Apple Inc.	2.000%	5/6/20	18,125	18,108
Apple Inc.	2.250%	2/23/21	37,025	36,982
Apple Inc.	2.850%	5/6/21	23,639	24,134
Apple Inc.	1.550%	8/4/21	11,050	10,672
Applied Materials Inc.	2.625%	10/1/20	5,100	5,159
Applied Materials Inc.	4.300%	6/15/21	7,934	8,556
Arrow Electronics Inc.	3.000%	3/1/18	3,953	3,997
Arrow Electronics Inc.	6.000%	4/1/20	1,428	1,550
Arrow Electronics Inc.	5.125%	3/1/21	1,500	1,601

Autodesk Inc.	1.950%	12/15/17	3,025	3,032
Autodesk Inc.	3.125%	6/15/20	4,500	4,543
Avnet Inc.	5.875%	6/15/20	2,339	2,528
Avnet Inc.	3.750%	12/1/21	1,000	1,002
Baidu Inc.	3.250%	8/6/18	7,350	7,468
Baidu Inc.	2.750%	6/9/19	9,766	9,861
Baidu Inc.	3.000%	6/30/20	5,500	5,521
Broadridge Financial Solutions Inc.	3.950%	9/1/20	800	832
CA Inc.	2.875%	8/15/18	1,850	1,878
CA Inc.	5.375%	12/1/19	6,425	6,959
CA Inc.	3.600%	8/1/20	5,000	5,128
Cisco Systems Inc.	1.400%	2/28/18	18,700	18,709
Cisco Systems Inc.	1.650%	6/15/18	7,484	7,512
Cisco Systems Inc.	4.950%	2/15/19	29,831	31,876
Cisco Systems Inc.	1.600%	2/28/19	11,560	11,545
Cisco Systems Inc.	2.125%	3/1/19	21,409	21,589
Cisco Systems Inc.	1.400%	9/20/19	3,710	3,667
Cisco Systems Inc.	4.450%	1/15/20	25,560	27,392
Cisco Systems Inc.	2.450%	6/15/20	15,624	15,762
Cisco Systems Inc.	2.200%	2/28/21	21,251	21,141
Cisco Systems Inc.	2.900%	3/4/21	5,650	5,771
Cisco Systems Inc.	1.850%	9/20/21	18,000	17,531
Corning Inc.	1.500%	5/8/18	2,750	2,738
Corning Inc.	6.625%	5/15/19	3,155	3,463
Corning Inc.	4.250%	8/15/20	2,000	2,104
1 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	43,225	44,051
1 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	46,667	48,000
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,125
Dun & Bradstreet Corp.	4.000%	6/15/20	500	512
Equifax Inc.	2.300%	6/1/21	4,475	4,396
Fidelity National Information Services Inc.	2.000%	4/15/18	1,975	1,981
Fidelity National Information Services Inc.	2.850%	10/15/18	5,013	5,102
Fidelity National Information Services Inc.	3.625%	10/15/20	18,819	19,426
Fidelity National Information Services Inc.	2.250%	8/15/21	17,350	16,911
Fiserv Inc.	2.700%	6/1/20	8,700	8,741
Fiserv Inc.	4.625%	10/1/20	5,454	5,823
Fiserv Inc.	4.750%	6/15/21	500	541
Flex Ltd.	4.625%	2/15/20	350	368
1 Hewlett Packard Enterprise Co.	3.100%	10/5/18	26,325	26,744
1 Hewlett Packard Enterprise Co.	3.850%	10/15/20	34,876	35,847
HP Inc.	3.750%	12/1/20	457	474
HP Inc.	4.300%	6/1/21	15,895	16,655
HP Inc.	4.375%	9/15/21	13,450	14,115
HP Inc.	4.650%	12/9/21	5,000	5,317
Intel Corp.	1.350%	12/15/17	31,437	31,495
Intel Corp.	2.450%	7/29/20	13,435	13,633
Intel Corp.	1.700%	5/19/21	5,473	5,344
Intel Corp.	3.300%	10/1/21	16,904	17,609
International Business Machines Corp.	1.125%	2/6/18	20,401	20,355
International Business Machines Corp.	1.250%	2/8/18	13,625	13,612
International Business Machines Corp.	7.625%	10/15/18	13,885	15,399
International Business Machines Corp.	1.950%	2/12/19	7,400	7,439
International Business Machines Corp.	1.875%	5/15/19	3,775	3,790
International Business Machines Corp.	1.800%	5/17/19	9,325	9,345
International Business Machines Corp.	8.375%	11/1/19	3,389	3,996
International Business Machines Corp.	1.625%	5/15/20	13,738	13,496

International Business Machines Corp.	2.250%	2/19/21	7,200	7,186
International Business Machines Corp.	2.900%	11/1/21	5,675	5,803
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,666
Jabil Circuit Inc.	5.625%	12/15/20	3,500	3,736
Juniper Networks Inc.	3.125%	2/26/19	2,800	2,850
Juniper Networks Inc.	3.300%	6/15/20	2,200	2,236
Juniper Networks Inc.	4.600%	3/15/21	1,655	1,740
Keysight Technologies Inc.	3.300%	10/30/19	3,800	3,856
KLA-Tencor Corp.	3.375%	11/1/19	1,200	1,229
KLA-Tencor Corp.	4.125%	11/1/21	6,100	6,374
Lam Research Corp.	2.750%	3/15/20	5,230	5,235
Lam Research Corp.	2.800%	6/15/21	8,000	7,950
Lexmark International Inc.	6.650%	6/1/18	1,600	1,694
Maxim Integrated Products Inc.	2.500%	11/15/18	3,788	3,812
Microsoft Corp.	1.000%	5/1/18	5,633	5,607
Microsoft Corp.	1.300%	11/3/18	24,273	24,237
Microsoft Corp.	1.625%	12/6/18	3,372	3,390
Microsoft Corp.	4.200%	6/1/19	13,220	14,068
Microsoft Corp.	1.100%	8/8/19	18,335	18,076
Microsoft Corp.	1.850%	2/12/20	13,440	13,387
Microsoft Corp.	3.000%	10/1/20	13,055	13,461
Microsoft Corp.	2.000%	11/3/20	30,325	30,258
Microsoft Corp.	4.000%	2/8/21	200	214
Microsoft Corp.	1.550%	8/8/21	30,350	29,401
Motorola Solutions Inc.	3.500%	9/1/21	250	254
NetApp Inc.	2.000%	12/15/17	4,510	4,523
NetApp Inc.	3.375%	6/15/21	5,675	5,762
NVIDIA Corp.	2.200%	9/16/21	11,000	10,755
Oracle Corp.	5.750%	4/15/18	25,963	27,444
Oracle Corp.	2.375%	1/15/19	16,475	16,701
Oracle Corp.	5.000%	7/8/19	22,618	24,406
Oracle Corp.	2.250%	10/8/19	22,246	22,509
Oracle Corp.	3.875%	7/15/20	5,225	5,548
Oracle Corp.	2.800%	7/8/21	13,348	13,562
Oracle Corp.	1.900%	9/15/21	47,665	46,533
Pitney Bowes Inc.	5.600%	3/15/18	1,225	1,278
Pitney Bowes Inc.	4.750%	5/15/18	3,049	3,163
Pitney Bowes Inc.	6.250%	3/15/19	500	534
Pitney Bowes Inc.	3.375%	10/1/21	7,535	7,308
QUALCOMM Inc.	1.400%	5/18/18	10,900	10,891
QUALCOMM Inc.	2.250%	5/20/20	20,875	20,890
Seagate HDD Cayman	3.750%	11/15/18	5,825	5,956
1 Semiconductor Manufacturing International
Corp.	4.125%	10/7/19	3,450	3,549
Symantec Corp.	4.200%	9/15/20	6,675	6,813
Tech Data Corp.	3.750%	9/21/17	1,700	1,724
Texas Instruments Inc.	1.000%	5/1/18	9,385	9,371
Texas Instruments Inc.	1.650%	8/3/19	6,646	6,630
Texas Instruments Inc.	1.750%	5/1/20	2,151	2,129
Texas Instruments Inc.	2.750%	3/12/21	1,200	1,228
Total System Services Inc.	2.375%	6/1/18	5,528	5,533
Total System Services Inc.	3.800%	4/1/21	10,387	10,713
Tyco Electronics Group SA	2.375%	12/17/18	1,778	1,796
Tyco Electronics Group SA	2.350%	8/1/19	4,117	4,125
Verisk Analytics Inc.	5.800%	5/1/21	3,075	3,436
Xerox Corp.	6.350%	5/15/18	6,530	6,880
Xerox Corp.	2.750%	3/15/19	6,386	6,382
Xerox Corp.	5.625%	12/15/19	6,225	6,681

Xerox Corp.	2.800%	5/15/20	2,150	2,118
Xerox Corp.	3.500%	8/20/20	300	302
Xerox Corp.	2.750%	9/1/20	6,365	6,236
Xerox Corp.	4.500%	5/15/21	12,469	13,031
Xilinx Inc.	2.125%	3/15/19	3,490	3,495
Xilinx Inc.	3.000%	3/15/21	4,341	4,383

Transportation (1.0%)
Burlington Northern Santa Fe LLC	5.750%	3/15/18	11,550	12,178
Burlington Northern Santa Fe LLC	4.700%	10/1/19	8,032	8,647
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,775	1,852
Burlington Northern Santa Fe LLC	4.100%	6/1/21	1,617	1,726
Burlington Northern Santa Fe LLC	3.450%	9/15/21	3,174	3,321
Canadian National Railway Co.	5.550%	5/15/18	2,145	2,263
Canadian National Railway Co.	5.550%	3/1/19	3,950	4,266
Canadian Pacific Railway Co.	6.500%	5/15/18	1,639	1,747
Canadian Pacific Railway Co.	7.250%	5/15/19	4,230	4,737
Canadian Pacific Railway Co.	9.450%	8/1/21	2,250	2,839
2 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,542	2,847
2 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	2,061	2,175
CSX Corp.	3.700%	10/30/20	2,549	2,655
CSX Corp.	4.250%	6/1/21	2,975	3,179
2 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	2,101	2,335
2 Delta Air Lines 2010-1 Class A Pass Through
Trust	6.200%	1/2/20	985	1,037
2 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	1,519	1,591
2 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	1,640	1,734
FedEx Corp.	8.000%	1/15/19	4,850	5,447
FedEx Corp.	2.300%	2/1/20	5,650	5,655
JB Hunt Transport Services Inc.	2.400%	3/15/19	2,150	2,158
Kansas City Southern	2.350%	5/15/20	2,500	2,470
Norfolk Southern Corp.	5.750%	4/1/18	5,994	6,317
Norfolk Southern Corp.	5.900%	6/15/19	4,765	5,208
2 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	1,552	1,743
Ryder System Inc.	2.500%	3/1/18	3,820	3,868
Ryder System Inc.	2.450%	11/15/18	2,975	3,006
Ryder System Inc.	2.350%	2/26/19	2,025	2,032
Ryder System Inc.	2.550%	6/1/19	2,750	2,781
Ryder System Inc.	2.450%	9/3/19	3,050	3,069
Ryder System Inc.	2.650%	3/2/20	5,625	5,643
Ryder System Inc.	2.500%	5/11/20	3,350	3,346
Ryder System Inc.	2.875%	9/1/20	3,278	3,309
Ryder System Inc.	2.250%	9/1/21	2,750	2,687
Southern Railway Co.	9.750%	6/15/20	1,530	1,905
Southwest Airlines Co.	2.750%	11/6/19	3,000	3,052
Southwest Airlines Co.	2.650%	11/5/20	4,325	4,336
Union Pacific Corp.	5.700%	8/15/18	3,125	3,342
Union Pacific Corp.	2.250%	2/15/19	4,200	4,241
Union Pacific Corp.	1.800%	2/1/20	4,858	4,830
Union Pacific Corp.	2.250%	6/19/20	5,900	5,920
Union Pacific Corp.	4.000%	2/1/21	6,625	7,034
United Parcel Service Inc.	5.500%	1/15/18	10,256	10,725

United Parcel Service Inc.	5.125%	4/1/19	13,760	14,818
United Parcel Service Inc.	3.125%	1/15/21	10,725	11,126
United Parcel Service of America Inc.	8.375%	4/1/20	2,100	2,514
				9,957,441
Utilities (5.1%)
Electric (4.7%)
Alabama Power Co.	3.375%	10/1/20	745	774
Ameren Corp.	2.700%	11/15/20	5,625	5,667
American Electric Power Co. Inc.	1.650%	12/15/17	7,864	7,866
Appalachian Power Co.	4.600%	3/30/21	3,700	3,968
Arizona Public Service Co.	8.750%	3/1/19	6,427	7,360
Arizona Public Service Co.	2.200%	1/15/20	2,271	2,273
Atlantic City Electric Co.	7.750%	11/15/18	750	835
Avista Corp.	5.950%	6/1/18	1,460	1,536
Baltimore Gas & Electric Co.	3.500%	11/15/21	5,347	5,557
Berkshire Hathaway Energy Co.	5.750%	4/1/18	10,700	11,281
Berkshire Hathaway Energy Co.	2.000%	11/15/18	3,568	3,588
Berkshire Hathaway Energy Co.	2.400%	2/1/20	4,500	4,522
Black Hills Corp.	2.500%	1/11/19	1,975	1,984
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,800	2,744
CenterPoint Energy Inc.	6.500%	5/1/18	2,999	3,201
Cleco Power LLC	6.650%	6/15/18	817	879
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,128	2,245
Cleveland Electric Illuminating Co.	8.875%	11/15/18	1,000	1,130
CMS Energy Corp.	5.050%	2/15/18	1,856	1,930
CMS Energy Corp.	8.750%	6/15/19	9,150	10,603
CMS Energy Corp.	6.250%	2/1/20	2,025	2,251
Commonwealth Edison Co.	5.800%	3/15/18	5,654	5,963
Commonwealth Edison Co.	2.150%	1/15/19	7,375	7,439
Commonwealth Edison Co.	4.000%	8/1/20	2,625	2,770
Commonwealth Edison Co.	3.400%	9/1/21	6,750	7,008
Connecticut Light & Power Co.	5.650%	5/1/18	1,150	1,219
Connecticut Light & Power Co.	5.500%	2/1/19	2,125	2,287
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	9,333	9,862
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	4,632	5,127
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	4,025	4,452
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,550	1,661
Consolidated Edison Inc.	2.000%	5/15/21	6,800	6,655
Constellation Energy Group Inc.	5.150%	12/1/20	5,600	6,074
Consumers Energy Co.	5.650%	9/15/18	2,275	2,433
Consumers Energy Co.	6.125%	3/15/19	6,090	6,669
Consumers Energy Co.	6.700%	9/15/19	275	310
Consumers Energy Co.	5.650%	4/15/20	2,875	3,182
Dominion Resources Inc.	1.400%	9/15/17	1,000	999
Dominion Resources Inc.	1.900%	6/15/18	1,109	1,109
Dominion Resources Inc.	6.400%	6/15/18	6,873	7,329
Dominion Resources Inc.	2.962%	7/1/19	6,125	6,203
Dominion Resources Inc.	5.200%	8/15/19	2,850	3,077
Dominion Resources Inc.	2.500%	12/1/19	13,055	13,202
Dominion Resources Inc.	4.450%	3/15/21	6,908	7,405
Dominion Resources Inc.	4.104%	4/1/21	850	888
Dominion Resources Inc.	2.000%	8/15/21	1,000	970
DTE Electric Co.	5.600%	6/15/18	1,050	1,114
DTE Electric Co.	3.450%	10/1/20	5,075	5,310
DTE Electric Co.	3.900%	6/1/21	3,050	3,240
DTE Energy Co.	1.500%	10/1/19	3,750	3,685
DTE Energy Co.	2.400%	12/1/19	5,900	5,939

Duke Energy Carolinas LLC	5.100%	4/15/18	5,932	6,210
Duke Energy Carolinas LLC	7.000%	11/15/18	2,630	2,902
Duke Energy Carolinas LLC	4.300%	6/15/20	2,775	2,977
Duke Energy Carolinas LLC	3.900%	6/15/21	5,125	5,449
Duke Energy Corp.	2.100%	6/15/18	7,945	7,987
Duke Energy Corp.	6.250%	6/15/18	2,250	2,403
Duke Energy Corp.	5.050%	9/15/19	7,420	8,011
Duke Energy Corp.	1.800%	9/1/21	8,000	7,703
Duke Energy Corp.	3.550%	9/15/21	5,450	5,652
Duke Energy Florida LLC	5.650%	6/15/18	6,900	7,323
Duke Energy Florida LLC	3.100%	8/15/21	2,325	2,392
Duke Energy Indiana LLC	3.750%	7/15/20	2,950	3,106
Duke Energy Ohio Inc.	5.450%	4/1/19	10,754	11,609
Duke Energy Progress LLC	5.300%	1/15/19	12,583	13,513
1 Emera US Finance LP	2.150%	6/15/19	8,499	8,497
1 Emera US Finance LP	2.700%	6/15/21	12,870	12,779
Entergy Arkansas Inc.	3.750%	2/15/21	3,742	3,897
Entergy Corp.	5.125%	9/15/20	875	947
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	3,725	3,947
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	3,810	3,981
Entergy Louisiana LLC	6.500%	9/1/18	1,875	2,023
Entergy Texas Inc.	7.125%	2/1/19	5,905	6,510
Eversource Energy	1.450%	5/1/18	6,850	6,825
Eversource Energy	4.500%	11/15/19	2,032	2,168
Eversource Energy	2.500%	3/15/21	3,875	3,853
Exelon Corp.	2.850%	6/15/20	7,850	7,951
Exelon Corp.	2.450%	4/15/21	1,400	1,384
Exelon Generation Co. LLC	5.200%	10/1/19	7,050	7,575
Exelon Generation Co. LLC	2.950%	1/15/20	14,150	14,323
Exelon Generation Co. LLC	4.000%	10/1/20	5,875	6,116
1 Fortis Inc.	2.100%	10/4/21	5,191	5,030
Georgia Power Co.	5.400%	6/1/18	3,800	4,013
Georgia Power Co.	1.950%	12/1/18	7,412	7,462
Georgia Power Co.	4.250%	12/1/19	3,655	3,893
Georgia Power Co.	2.400%	4/1/21	3,150	3,148
Great Plains Energy Inc.	4.850%	6/1/21	2,300	2,455
Indiana Michigan Power Co.	7.000%	3/15/19	4,117	4,554
Integrys Holding Inc.	4.170%	11/1/20	570	605
Interstate Power & Light Co.	7.250%	10/1/18	1,000	1,092
Kansas City Power & Light Co.	6.375%	3/1/18	3,346	3,529
Kansas City Power & Light Co.	7.150%	4/1/19	4,300	4,792
Kentucky Utilities Co.	3.250%	11/1/20	3,925	4,056
LG&E & KU Energy LLC	3.750%	11/15/20	3,000	3,130
LG&E & KU Energy LLC	4.375%	10/1/21	1,575	1,683
Metropolitan Edison Co.	7.700%	1/15/19	2,017	2,207
MidAmerican Energy Co.	5.300%	3/15/18	900	942
MidAmerican Energy Co.	2.400%	3/15/19	2,283	2,312
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	4,289	4,482
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	13,017	15,106
National Rural Utilities Cooperative Finance
Corp.	2.150%	2/1/19	5,600	5,646
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	6,350	6,339
National Rural Utilities Cooperative Finance
Corp.	1.500%	11/1/19	1,425	1,413

National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	2,300	2,319
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	6,400	6,344
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	2,785	2,787
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	950	946
Nevada Power Co.	6.500%	5/15/18	3,085	3,304
Nevada Power Co.	6.500%	8/1/18	5,348	5,777
Nevada Power Co.	7.125%	3/15/19	8,835	9,869
NextEra Energy Capital Holdings Inc.	1.649%	9/1/18	1,650	1,647
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	11,250	12,191
NextEra Energy Capital Holdings Inc.	2.300%	4/1/19	3,375	3,400
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	5,545	5,585
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	4,239	4,301
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,480	1,589
2 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	1,005	1,010
Northern States Power Co.	5.250%	3/1/18	2,729	2,857
Northern States Power Co.	2.200%	8/15/20	3,200	3,208
NorthWestern Corp.	6.340%	4/1/19	2,000	2,180
Oglethorpe Power Corp.	6.100%	3/15/19	725	785
Ohio Power Co.	6.050%	5/1/18	2,775	2,935
Ohio Power Co.	5.375%	10/1/21	4,425	4,951
Oklahoma Gas & Electric Co.	8.250%	1/15/19	1,225	1,381
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	5,201	5,653
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,599	2,607
Pacific Gas & Electric Co.	8.250%	10/15/18	10,647	11,895
Pacific Gas & Electric Co.	3.500%	10/1/20	8,484	8,829
Pacific Gas & Electric Co.	4.250%	5/15/21	3,350	3,579
Pacific Gas & Electric Co.	3.250%	9/15/21	250	257
PacifiCorp	5.650%	7/15/18	7,578	8,081
PacifiCorp	5.500%	1/15/19	3,143	3,378
PacifiCorp	3.850%	6/15/21	3,100	3,289
PECO Energy Co.	5.350%	3/1/18	2,863	2,997
Pennsylvania Electric Co.	6.050%	9/1/17	3,775	3,875
Pennsylvania Electric Co.	5.200%	4/1/20	3,725	3,957
PG&E Corp.	2.400%	3/1/19	2,255	2,269
Portland General Electric Co.	6.100%	4/15/19	2,010	2,201
PPL Capital Funding Inc.	1.900%	6/1/18	5,850	5,846
PPL Electric Utilities Corp.	3.000%	9/15/21	4,300	4,422
Progress Energy Inc.	7.050%	3/15/19	800	889
Progress Energy Inc.	4.875%	12/1/19	3,856	4,147
Progress Energy Inc.	4.400%	1/15/21	875	929
PSEG Power LLC	2.450%	11/15/18	3,000	3,028
PSEG Power LLC	5.125%	4/15/20	3,200	3,445
PSEG Power LLC	3.000%	6/15/21	4,600	4,612
PSEG Power LLC	4.150%	9/15/21	2,386	2,478
Public Service Co. of Colorado	5.800%	8/1/18	100	107
Public Service Co. of Colorado	5.125%	6/1/19	5,000	5,404
Public Service Co. of Colorado	3.200%	11/15/20	3,175	3,277
Public Service Co. of New Mexico	7.950%	5/15/18	765	829
Public Service Co. of Oklahoma	5.150%	12/1/19	1,372	1,479
Public Service Co. of Oklahoma	4.400%	2/1/21	1,900	2,025
Public Service Electric & Gas Co.	5.300%	5/1/18	3,115	3,279
Public Service Electric & Gas Co.	2.300%	9/15/18	2,600	2,635
Public Service Electric & Gas Co.	1.800%	6/1/19	5,650	5,650
Public Service Electric & Gas Co.	2.000%	8/15/19	975	981

Public Service Electric & Gas Co.	3.500%	8/15/20	1,000	1,042
Public Service Electric & Gas Co.	1.900%	3/15/21	7,800	7,674
Public Service Enterprise Group Inc.	1.600%	11/15/19	2,500	2,465
Puget Energy Inc.	6.500%	12/15/20	3,925	4,444
Puget Energy Inc.	6.000%	9/1/21	5,326	5,999
San Diego Gas & Electric Co.	3.000%	8/15/21	3,277	3,367
SCANA Corp.	6.250%	4/1/20	3,000	3,261
SCANA Corp.	4.750%	5/15/21	3,000	3,144
South Carolina Electric & Gas Co.	5.250%	11/1/18	2,875	3,070
South Carolina Electric & Gas Co.	6.500%	11/1/18	4,225	4,601
Southern California Edison Co.	5.500%	8/15/18	3,700	3,953
Southern California Edison Co.	3.875%	6/1/21	4,975	5,288
Southern Co.	1.550%	7/1/18	4,700	4,682
Southern Co.	2.450%	9/1/18	6,450	6,513
Southern Co.	1.850%	7/1/19	8,000	7,970
Southern Co.	2.150%	9/1/19	5,625	5,626
Southern Co.	2.750%	6/15/20	7,420	7,490
Southern Co.	2.350%	7/1/21	13,275	13,060
Southern Power Co.	1.850%	12/1/17	3,175	3,187
Southern Power Co.	1.500%	6/1/18	2,950	2,940
Southern Power Co.	1.950%	12/15/19	3,800	3,765
Southern Power Co.	2.375%	6/1/20	2,460	2,448
Southern Power Co.	2.500%	12/15/21	1,825	1,790
Southwestern Electric Power Co.	5.875%	3/1/18	3,450	3,628
Southwestern Electric Power Co.	6.450%	1/15/19	3,770	4,108
Southwestern Public Service Co.	8.750%	12/1/18	255	289
Tampa Electric Co.	6.100%	5/15/18	2,150	2,268
Tampa Electric Co.	5.400%	5/15/21	2,225	2,441
TECO Finance Inc.	5.150%	3/15/20	2,200	2,364
TransAlta Corp.	6.900%	5/15/18	3,930	4,103
Tucson Electric Power Co.	5.150%	11/15/21	2,600	2,839
UIL Holdings Corp.	4.625%	10/1/20	950	993
Union Electric Co.	6.700%	2/1/19	5,375	5,914
Virginia Electric & Power Co.	1.200%	1/15/18	5,665	5,639
Virginia Electric & Power Co.	5.400%	4/30/18	11,528	12,138
WEC Energy Group Inc.	1.650%	6/15/18	6,967	6,966
WEC Energy Group Inc.	2.450%	6/15/20	3,133	3,142
Western Massachusetts Electric Co.	3.500%	9/15/21	2,275	2,346
Wisconsin Electric Power Co.	1.700%	6/15/18	2,250	2,259
Wisconsin Electric Power Co.	4.250%	12/15/19	1,275	1,362
Wisconsin Electric Power Co.	2.950%	9/15/21	2,270	2,326
Wisconsin Power & Light Co.	5.000%	7/15/19	2,110	2,262
Wisconsin Public Service Corp.	1.650%	12/4/18	2,675	2,678
Xcel Energy Inc.	4.700%	5/15/20	8,365	8,929
Xcel Energy Inc.	2.400%	3/15/21	10,645	10,611

Natural Gas (0.4%)
Atmos Energy Corp.	8.500%	3/15/19	2,787	3,186
British Transco Finance Inc.	6.625%	6/1/18	3,383	3,603
CenterPoint Energy Resources Corp.	6.000%	5/15/18	1,000	1,053
CenterPoint Energy Resources Corp.	4.500%	1/15/21	5,152	5,410
NiSource Finance Corp.	6.400%	3/15/18	6,225	6,575
NiSource Finance Corp.	6.800%	1/15/19	3,275	3,589
NiSource Finance Corp.	5.450%	9/15/20	4,855	5,311
ONE Gas Inc.	2.070%	2/1/19	2,600	2,611
Sempra Energy	6.150%	6/15/18	11,065	11,752
Sempra Energy	9.800%	2/15/19	1,100	1,282
Sempra Energy	1.625%	10/7/19	7,350	7,254

Sempra Energy	2.400%	3/15/20	4,951	4,948
Sempra Energy	2.850%	11/15/20	3,384	3,413
Southern California Gas Co.	1.550%	6/15/18	100	100
Southern Co. Gas Capital Corp.	5.250%	8/15/19	2,825	3,036
Southern Co. Gas Capital Corp.	3.500%	9/15/21	3,200	3,295

Other Utility (0.0%)
American Water Capital Corp.	6.085%	10/15/17	3,002	3,121
United Utilities plc	5.375%	2/1/19	3,000	3,157
				951,452
Total Corporate Bonds (Cost $18,533,060)				18,470,980
Taxable Municipal Bonds (0.1%)
Cornell University New York GO	5.450%	2/1/19	1,350	1,458
Dartmouth College New Hampshire GO	4.750%	6/1/19	862	924
Emory University Georgia GO	5.625%	9/1/19	1,980	2,174
Princeton University New Jersey GO	4.950%	3/1/19	4,232	4,540
Stanford University California GO	4.750%	5/1/19	2,800	3,011
Total Taxable Municipal Bonds (Cost $12,157)				12,107
			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
3 Vanguard Market Liquidity Fund (Cost
$17,063)	0.691%		170,620	17,064
Total Investments (99.3%) (Cost $18,600,729)				18,538,555
Other Assets and Liabilities-Net (0.7%)4				124,473
Net Assets (100%)				18,663,028

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $288,562,000, representing 1.5% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $2,528,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2017	150	17,677	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	38,404	—
Corporate Bonds	—	18,466,996	3,984
Taxable Municipal Bonds	—	12,107	—
Temporary Cash Investments	17,064	—	—
Futures Contracts—Assets[1]	252	—	—
Total	17,316	18,517,507	3,984
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2016, the cost of investment securities for tax purposes was $18,603,391,000. Net unrealized depreciation of investment securities for tax purposes was $64,836,000, consisting of unrealized gains of $38,023,000 on securities that had risen in value since their purchase and $102,859,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
United States Treasury Note/Bond	2.125%	11/30/23	70	70
United States Treasury Note/Bond	2.000%	11/15/26	38	37
Total U.S. Government and Agency Obligations (Cost $106)				107
Corporate Bonds (98.7%)
Finance (32.9%)
Banking (21.1%)
American Express Co.	2.650%	12/2/22	8,775	8,670
American Express Co.	3.625%	12/5/24	6,726	6,721
Associated Banc-Corp	4.250%	1/15/25	500	495
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	6,250	6,523
Bank of America Corp.	5.700%	1/24/22	16,832	18,904
Bank of America Corp.	2.503%	10/21/22	8,450	8,181
Bank of America Corp.	3.300%	1/11/23	26,398	26,417
Bank of America Corp.	4.100%	7/24/23	14,240	14,873
Bank of America Corp.	4.125%	1/22/24	22,057	22,968
Bank of America Corp.	4.000%	4/1/24	24,585	25,362
Bank of America Corp.	4.200%	8/26/24	22,171	22,512
Bank of America Corp.	4.000%	1/22/25	21,275	21,105
Bank of America Corp.	3.950%	4/21/25	19,953	19,733
Bank of America Corp.	3.875%	8/1/25	30,379	30,890
Bank of America Corp.	4.450%	3/3/26	16,275	16,588
Bank of America Corp.	3.500%	4/19/26	18,650	18,333
Bank of America Corp.	6.220%	9/15/26	400	449
Bank of America Corp.	4.250%	10/22/26	16,045	16,152
Bank of Montreal	2.550%	11/6/22	8,588	8,491
Bank of New York Mellon Corp.	2.200%	8/16/23	3,795	3,597
Bank of New York Mellon Corp.	3.650%	2/4/24	5,800	5,993
Bank of New York Mellon Corp.	3.400%	5/15/24	6,681	6,797
Bank of New York Mellon Corp.	3.250%	9/11/24	7,356	7,403
Bank of New York Mellon Corp.	3.000%	2/24/25	5,950	5,879
Bank of New York Mellon Corp.	3.950%	11/18/25	2,375	2,504
Bank of New York Mellon Corp.	2.800%	5/4/26	2,125	2,049
Bank of New York Mellon Corp.	2.450%	8/17/26	8,000	7,435
Bank of Nova Scotia	4.500%	12/16/25	9,806	10,043
Bank One Corp.	7.625%	10/15/26	5,520	7,082
Barclays Bank plc	3.750%	5/15/24	1,600	1,610
Barclays plc	4.375%	9/11/24	12,300	11,998
Barclays plc	3.650%	3/16/25	14,024	13,360
Barclays plc	4.375%	1/12/26	19,075	19,058
Barclays plc	5.200%	5/12/26	13,425	13,388
BB&T Corp.	3.950%	3/22/22	2,809	2,933
BNP Paribas SA	3.250%	3/3/23	8,880	8,987
BNP Paribas SA	4.250%	10/15/24	5,921	5,883
BPCE SA	4.000%	4/15/24	11,091	11,509
BPCE SA	3.375%	12/2/26	3,000	2,951
Branch Banking & Trust Co.	3.625%	9/16/25	9,525	9,674
Branch Banking & Trust Co.	3.800%	10/30/26	5,128	5,288
Capital One Bank USA NA	3.375%	2/15/23	11,830	11,724

Capital One Financial Corp.	3.500%	6/15/23	4,825	4,834
Capital One Financial Corp.	3.750%	4/24/24	8,542	8,693
Capital One Financial Corp.	3.200%	2/5/25	6,340	6,146
Capital One Financial Corp.	4.200%	10/29/25	10,915	10,885
Capital One Financial Corp.	3.750%	7/28/26	12,320	11,830
Citigroup Inc.	4.500%	1/14/22	14,291	15,342
Citigroup Inc.	4.050%	7/30/22	10,178	10,474
Citigroup Inc.	3.375%	3/1/23	500	502
Citigroup Inc.	3.500%	5/15/23	10,450	10,422
Citigroup Inc.	3.875%	10/25/23	10,873	11,224
Citigroup Inc.	3.750%	6/16/24	10,887	11,083
Citigroup Inc.	4.000%	8/5/24	3,850	3,848
Citigroup Inc.	3.875%	3/26/25	7,040	6,980
Citigroup Inc.	3.300%	4/27/25	11,096	10,844
Citigroup Inc.	4.400%	6/10/25	21,161	21,543
Citigroup Inc.	5.500%	9/13/25	10,458	11,401
Citigroup Inc.	3.700%	1/12/26	20,366	20,293
Citigroup Inc.	4.600%	3/9/26	9,982	10,249
Citigroup Inc.	3.400%	5/1/26	6,961	6,760
Citigroup Inc.	3.200%	10/21/26	19,503	18,521
Citigroup Inc.	4.300%	11/20/26	3,823	3,839
Citizens Financial Group Inc.	4.300%	12/3/25	5,953	5,999
Comerica Bank	4.000%	7/27/25	1,975	1,968
Comerica Inc.	3.800%	7/22/26	159	156
Compass Bank	3.875%	4/10/25	4,450	4,203
Cooperatieve Rabobank UA	3.875%	2/8/22	18,655	19,708
Cooperatieve Rabobank UA	3.950%	11/9/22	9,476	9,657
Cooperatieve Rabobank UA	4.625%	12/1/23	14,675	15,333
Cooperatieve Rabobank UA	3.375%	5/21/25	11,350	11,524
Cooperatieve Rabobank UA	4.375%	8/4/25	11,795	11,955
Cooperatieve Rabobank UA	3.750%	7/21/26	10,500	10,148
Credit Suisse AG	3.625%	9/9/24	26,400	26,521
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	9,586	9,539
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	13,450	13,202
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	16,871	16,129
1 Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	50	51
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	17,500	17,758
Deutsche Bank AG	3.700%	5/30/24	12,409	11,532
Deutsche Bank AG	4.100%	1/13/26	7,050	6,671
Discover Bank	4.200%	8/8/23	6,200	6,428
Discover Bank	4.250%	3/13/26	3,012	3,066
Discover Bank	3.450%	7/27/26	6,700	6,404
Discover Financial Services	5.200%	4/27/22	1,325	1,430
Discover Financial Services	3.850%	11/21/22	4,502	4,550
Discover Financial Services	3.950%	11/6/24	4,891	4,830
Discover Financial Services	3.750%	3/4/25	6,520	6,327
Fifth Third Bancorp	3.500%	3/15/22	3,450	3,547
Fifth Third Bancorp	4.300%	1/16/24	7,951	8,198
Fifth Third Bank	3.850%	3/15/26	3,000	3,015
FirstMerit Bank NA	4.270%	11/25/26	450	452
FirstMerit Corp.	4.350%	2/4/23	2,950	2,941
Goldman Sachs Group Inc.	5.750%	1/24/22	33,196	37,462
Goldman Sachs Group Inc.	3.625%	1/22/23	20,235	20,669
Goldman Sachs Group Inc.	4.000%	3/3/24	24,336	25,177
Goldman Sachs Group Inc.	3.850%	7/8/24	22,172	22,676
Goldman Sachs Group Inc.	3.500%	1/23/25	21,008	20,851
Goldman Sachs Group Inc.	3.750%	5/22/25	11,463	11,523

Goldman Sachs Group Inc.	4.250%	10/21/25	13,500	13,632
Goldman Sachs Group Inc.	3.750%	2/25/26	15,545	15,573
Goldman Sachs Group Inc.	3.500%	11/16/26	17,000	16,558
HSBC Bank plc	7.650%	5/1/25	650	775
HSBC Holdings plc	2.650%	1/5/22	18,050	17,562
HSBC Holdings plc	4.875%	1/14/22	9,870	10,596
HSBC Holdings plc	4.000%	3/30/22	15,079	15,591
HSBC Holdings plc	3.600%	5/25/23	17,200	17,223
HSBC Holdings plc	4.250%	3/14/24	14,846	14,858
HSBC Holdings plc	4.250%	8/18/25	14,431	14,341
HSBC Holdings plc	4.300%	3/8/26	23,245	23,840
HSBC Holdings plc	3.900%	5/25/26	17,042	16,953
HSBC Holdings plc	4.375%	11/23/26	11,000	10,937
HSBC USA Inc.	3.500%	6/23/24	3,600	3,613
Huntington Bancshares Inc.	2.300%	1/14/22	3,000	2,914
Intesa Sanpaolo SPA	5.250%	1/12/24	7,800	8,029
JPMorgan Chase & Co.	4.500%	1/24/22	24,810	26,730
JPMorgan Chase & Co.	3.250%	9/23/22	24,174	24,456
JPMorgan Chase & Co.	3.200%	1/25/23	25,672	25,891
JPMorgan Chase & Co.	3.375%	5/1/23	18,158	18,073
JPMorgan Chase & Co.	2.700%	5/18/23	7,239	7,047
JPMorgan Chase & Co.	3.875%	2/1/24	15,460	15,996
JPMorgan Chase & Co.	3.625%	5/13/24	15,468	15,729
JPMorgan Chase & Co.	3.875%	9/10/24	19,085	19,235
JPMorgan Chase & Co.	3.125%	1/23/25	22,061	21,500
JPMorgan Chase & Co.	3.900%	7/15/25	21,793	22,474
JPMorgan Chase & Co.	3.300%	4/1/26	15,425	15,125
JPMorgan Chase & Co.	3.200%	6/15/26	10,500	10,167
JPMorgan Chase & Co.	2.950%	10/1/26	17,200	16,286
JPMorgan Chase & Co.	4.125%	12/15/26	5,000	5,119
KeyBank NA	3.300%	6/1/25	6,625	6,617
KeyBank NA	3.400%	5/20/26	5,400	5,248
Lloyds Banking Group plc	4.500%	11/4/24	4,700	4,707
Lloyds Banking Group plc	4.582%	12/10/25	13,866	13,650
Llyods Banking Group plc	4.650%	3/24/26	7,750	7,700
Manufacturers & Traders Trust Co.	2.900%	2/6/25	3,480	3,389
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	7,000	6,733
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	22,475	23,097
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,750	4,484
Mizuho Financial Group Inc.	2.839%	9/13/26	7,000	6,627
Morgan Stanley	4.875%	11/1/22	15,830	17,018
Morgan Stanley	3.750%	2/25/23	16,893	17,359
Morgan Stanley	4.100%	5/22/23	18,883	19,339
Morgan Stanley	3.875%	4/29/24	23,839	24,376
Morgan Stanley	3.700%	10/23/24	25,476	25,742
Morgan Stanley	4.000%	7/23/25	27,180	27,784
Morgan Stanley	5.000%	11/24/25	19,272	20,568
Morgan Stanley	3.875%	1/27/26	26,894	27,159
Morgan Stanley	3.125%	7/27/26	12,034	11,471
Morgan Stanley	6.250%	8/9/26	2,890	3,454
Morgan Stanley	4.350%	9/8/26	13,967	14,193
MUFG Americas Holdings Corp.	3.500%	6/18/22	4,650	4,747
MUFG Americas Holdings Corp.	3.000%	2/10/25	3,874	3,733
National Australia Bank Ltd.	3.000%	1/20/23	6,625	6,593
National Australia Bank Ltd.	3.375%	1/14/26	2,500	2,492
National Australia Bank Ltd.	2.500%	7/12/26	11,150	10,319
Northern Trust Corp.	2.375%	8/2/22	5,151	5,109

Northern Trust Corp.	3.950%	10/30/25	5,450	5,744
People's United Bank NA	4.000%	7/15/24	1,500	1,482
People's United Financial Inc.	3.650%	12/6/22	2,550	2,565
PNC Bank NA	2.700%	11/1/22	11,236	11,008
PNC Bank NA	2.950%	1/30/23	4,475	4,416
PNC Bank NA	3.800%	7/25/23	4,505	4,661
PNC Bank NA	3.300%	10/30/24	6,625	6,682
PNC Bank NA	2.950%	2/23/25	3,130	3,072
PNC Bank NA	3.250%	6/1/25	5,635	5,624
PNC Bank NA	4.200%	11/1/25	2,125	2,247
PNC Financial Services Group Inc.	2.854%	11/9/22	5,065	5,047
PNC Financial Services Group Inc.	3.900%	4/29/24	5,225	5,351
PNC Funding Corp.	3.300%	3/8/22	10,102	10,413
Royal Bank of Canada	4.650%	1/27/26	12,836	13,483
Royal Bank of Scotland Group plc	3.875%	9/12/23	18,100	17,096
Royal Bank of Scotland Group plc	4.800%	4/5/26	12,100	11,853
Santander Holdings USA Inc.	4.500%	7/17/25	7,986	7,815
Santander Issuances SAU	5.179%	11/19/25	11,184	11,052
Santander UK plc	4.000%	3/13/24	11,410	11,872
State Street Corp.	3.100%	5/15/23	7,666	7,654
State Street Corp.	3.700%	11/20/23	7,820	8,158
State Street Corp.	3.300%	12/16/24	12,106	12,228
State Street Corp.	3.550%	8/18/25	7,883	8,087
State Street Corp.	2.650%	5/19/26	4,380	4,141
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	3,317	3,356
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	1,375	1,367
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,600	4,825
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	3,180	3,327
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,900	3,943
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,549
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	10,360	10,585
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	20,700	19,170
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	10,000	9,556
SunTrust Bank	2.750%	5/1/23	3,175	3,092
SunTrust Bank	3.300%	5/15/26	4,050	3,917
SunTrust Banks Inc.	2.700%	1/27/22	5,550	5,537
SVB Financial Group	3.500%	1/29/25	3,125	3,014
Synchrony Financial	4.250%	8/15/24	10,904	11,071
Synchrony Financial	4.500%	7/23/25	7,157	7,318
Synchrony Financial	3.700%	8/4/26	3,970	3,818
2 Toronto-Dominion Bank	3.625%	9/15/31	12,150	11,726
US Bancorp	3.000%	3/15/22	7,878	8,025
US Bancorp	2.950%	7/15/22	10,576	10,637
US Bancorp	3.700%	1/30/24	8,063	8,415
US Bancorp	3.600%	9/11/24	6,448	6,590
US Bancorp	3.100%	4/27/26	4,630	4,499
US Bancorp	2.375%	7/22/26	11,650	10,779
US Bank NA	2.800%	1/27/25	5,900	5,771
Wachovia Corp.	6.605%	10/1/25	475	551
Wachovia Corp.	7.574%	8/1/26	1,775	2,202
Wells Fargo & Co.	3.500%	3/8/22	18,575	19,061
Wells Fargo & Co.	3.450%	2/13/23	18,324	18,266
Wells Fargo & Co.	4.125%	8/15/23	12,453	12,848
Wells Fargo & Co.	4.480%	1/16/24	4,892	5,133
Wells Fargo & Co.	3.300%	9/9/24	15,969	15,821
Wells Fargo & Co.	3.000%	2/19/25	22,131	21,414
Wells Fargo & Co.	3.550%	9/29/25	20,554	20,497

Wells Fargo & Co.	3.000%	4/22/26	20,775	19,795
Wells Fargo & Co.	4.100%	6/3/26	17,443	17,681
Wells Fargo & Co.	3.000%	10/23/26	26,050	24,830
Westpac Banking Corp.	2.850%	5/13/26	14,000	13,376
Westpac Banking Corp.	2.700%	8/19/26	9,444	8,889
2 Westpac Banking Corp.	4.322%	11/23/31	12,000	11,883

Brokerage (1.4%)
Affiliated Managers Group Inc.	4.250%	2/15/24	4,900	4,940
Affiliated Managers Group Inc.	3.500%	8/1/25	1,301	1,218
Ameriprise Financial Inc.	4.000%	10/15/23	6,777	7,097
Ameriprise Financial Inc.	3.700%	10/15/24	4,145	4,248
Ameriprise Financial Inc.	2.875%	9/15/26	2,655	2,536
Apollo Investment Corp.	5.250%	3/3/25	3,100	3,002
BlackRock Inc.	3.375%	6/1/22	5,605	5,815
BlackRock Inc.	3.500%	3/18/24	8,435	8,728
Brookfield Asset Management Inc.	4.000%	1/15/25	3,185	3,102
Brookfield Finance Inc.	4.250%	6/2/26	3,935	3,858
Charles Schwab Corp.	3.225%	9/1/22	1,450	1,475
Charles Schwab Corp.	3.000%	3/10/25	1,025	1,007
Charles Schwab Corp.	3.450%	2/13/26	2,635	2,677
CME Group Inc.	3.000%	9/15/22	7,010	7,164
CME Group Inc.	3.000%	3/15/25	4,192	4,181
E*TRADE Financial Corp.	5.375%	11/15/22	3,935	4,166
E*TRADE Financial Corp.	4.625%	9/15/23	4,525	4,559
Eaton Vance Corp.	3.625%	6/15/23	2,100	2,135
Franklin Resources Inc.	2.800%	9/15/22	1,900	1,911
Franklin Resources Inc.	2.850%	3/30/25	5,425	5,300
Intercontinental Exchange Inc.	4.000%	10/15/23	4,421	4,638
Intercontinental Exchange Inc.	3.750%	12/1/25	10,625	10,889
Invesco Finance plc	3.125%	11/30/22	4,532	4,498
Invesco Finance plc	4.000%	1/30/24	4,375	4,598
Invesco Finance plc	3.750%	1/15/26	5,330	5,426
Janus Capital Group Inc.	4.875%	8/1/25	2,235	2,295
Jefferies Group LLC	5.125%	1/20/23	3,150	3,253
Lazard Group LLC	3.750%	2/13/25	2,650	2,599
Lazard Group LLC	3.625%	3/1/27	600	569
Legg Mason Inc.	3.950%	7/15/24	1,265	1,265
Legg Mason Inc.	4.750%	3/15/26	3,500	3,615
Leucadia National Corp.	5.500%	10/18/23	5,050	5,167
Nasdaq Inc.	4.250%	6/1/24	1,658	1,700
Nasdaq Inc.	3.850%	6/30/26	5,600	5,535
OM Asset Management plc	4.800%	7/27/26	1,800	1,698
Raymond James Financial Inc.	3.625%	9/15/26	4,625	4,487
Stifel Financial Corp.	4.250%	7/18/24	3,650	3,597
TD Ameritrade Holding Corp.	2.950%	4/1/22	5,924	6,000
TD Ameritrade Holding Corp.	3.625%	4/1/25	5,000	5,064

Finance Companies (0.6%)
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	3.950%	2/1/22	5,615	5,706
AerCap Ireland Capital Ltd. / AerCap Global
Aviation Trust	4.625%	7/1/22	5,850	6,048
Air Lease Corp.	3.750%	2/1/22	2,900	2,991
Air Lease Corp.	3.000%	9/15/23	8,100	7,725
Air Lease Corp.	4.250%	9/15/24	2,425	2,471
Ares Capital Corp.	3.625%	1/19/22	4,075	3,968

FS Investment Corp.	4.750%	5/15/22	1,899	1,885
GATX Corp.	4.750%	6/15/22	1,775	1,901
GATX Corp.	3.900%	3/30/23	1,225	1,219
GATX Corp.	3.250%	3/30/25	1,900	1,817
GATX Corp.	3.250%	9/15/26	1,800	1,694
GE Capital International Funding Co.	3.373%	11/15/25	14,675	14,829
International Lease Finance Corp.	8.625%	1/15/22	5,897	7,135
International Lease Finance Corp.	5.875%	8/15/22	6,235	6,804
Prospect Capital Corp.	5.875%	3/15/23	1,425	1,424

Insurance (4.8%)
Aetna Inc.	2.750%	11/15/22	6,071	6,019
Aetna Inc.	2.800%	6/15/23	10,875	10,628
Aetna Inc.	3.500%	11/15/24	7,350	7,357
Aetna Inc.	3.200%	6/15/26	20,445	19,876
Aflac Inc.	4.000%	2/15/22	825	876
Aflac Inc.	3.625%	6/15/23	4,900	5,070
Aflac Inc.	3.625%	11/15/24	6,251	6,420
Aflac Inc.	3.250%	3/17/25	3,025	2,985
Aflac Inc.	2.875%	10/15/26	3,350	3,205
Alleghany Corp.	4.950%	6/27/22	2,646	2,862
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,875	3,846
Allstate Corp.	3.150%	6/15/23	3,025	3,074
2 Allstate Corp.	5.750%	8/15/53	4,925	5,165
American Financial Group Inc.	3.500%	8/15/26	2,175	2,082
American International Group Inc.	4.875%	6/1/22	10,750	11,707
American International Group Inc.	4.125%	2/15/24	9,536	9,908
American International Group Inc.	3.750%	7/10/25	9,209	9,258
American International Group Inc.	3.900%	4/1/26	11,960	12,122
Anthem Inc.	3.125%	5/15/22	7,563	7,539
Anthem Inc.	3.300%	1/15/23	4,919	4,904
Anthem Inc.	3.500%	8/15/24	7,193	7,185
Aon plc	4.000%	11/27/23	1,875	1,908
Aon plc	3.500%	6/14/24	5,574	5,579
Aon plc	3.875%	12/15/25	4,855	4,958
Arch Capital Finance LLC	4.011%	12/15/26	850	852
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,650	1,698
Assurant Inc.	4.000%	3/15/23	2,800	2,731
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	2,683	2,841
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	7,371	7,524
Berkshire Hathaway Inc.	3.400%	1/31/22	1,944	2,033
Berkshire Hathaway Inc.	3.000%	2/11/23	3,690	3,741
Berkshire Hathaway Inc.	2.750%	3/15/23	16,558	16,484
Berkshire Hathaway Inc.	3.125%	3/15/26	21,062	20,858
Brown & Brown Inc.	4.200%	9/15/24	3,125	3,095
Chubb INA Holdings Inc.	2.875%	11/3/22	12,050	12,152
Chubb INA Holdings Inc.	2.700%	3/13/23	2,522	2,492
Chubb INA Holdings Inc.	3.350%	5/15/24	5,116	5,211
Chubb INA Holdings Inc.	3.150%	3/15/25	6,290	6,287
Chubb INA Holdings Inc.	3.350%	5/3/26	8,350	8,372
Cigna Corp.	4.000%	2/15/22	6,290	6,569
Cigna Corp.	3.250%	4/15/25	5,700	5,538
CNA Financial Corp.	3.950%	5/15/24	3,295	3,332
CNA Financial Corp.	4.500%	3/1/26	3,575	3,688
Fidelity National Financial Inc.	5.500%	9/1/22	2,575	2,729
First American Financial Corp.	4.300%	2/1/23	2,475	2,432
First American Financial Corp.	4.600%	11/15/24	2,850	2,800

Hanover Insurance Group Inc.	4.500%	4/15/26	2,400	2,393
Hartford Financial Services Group Inc.	5.125%	4/15/22	5,894	6,507
Horace Mann Educators Corp.	4.500%	12/1/25	1,325	1,318
Humana Inc.	3.150%	12/1/22	3,369	3,369
Humana Inc.	3.850%	10/1/24	5,475	5,584
Infinity Property & Casualty Corp.	5.000%	9/19/22	1,475	1,502
Kemper Corp.	4.350%	2/15/25	3,000	2,972
Lender Processing Services Inc. / Black
Knight Lending Solutions Inc.	5.750%	4/15/23	1,540	1,615
Lincoln National Corp.	4.200%	3/15/22	2,872	3,041
Lincoln National Corp.	4.000%	9/1/23	1,825	1,902
Lincoln National Corp.	3.350%	3/9/25	2,010	1,990
Loews Corp.	2.625%	5/15/23	6,162	5,997
Loews Corp.	3.750%	4/1/26	2,962	3,000
Manulife Financial Corp.	4.150%	3/4/26	7,150	7,459
Markel Corp.	4.900%	7/1/22	3,175	3,402
Markel Corp.	3.625%	3/30/23	2,225	2,236
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,800	4,869
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	825	863
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	4,475	4,568
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	5,065	5,110
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	6,210	6,344
MetLife Inc.	3.048%	12/15/22	3,384	3,393
MetLife Inc.	4.368%	9/15/23	8,112	8,746
MetLife Inc.	3.600%	4/10/24	7,475	7,646
MetLife Inc.	3.000%	3/1/25	4,483	4,397
MetLife Inc.	3.600%	11/13/25	3,725	3,803
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	674
Navigators Group Inc.	5.750%	10/15/23	1,500	1,592
Old Republic International Corp.	4.875%	10/1/24	3,650	3,762
Old Republic International Corp.	3.875%	8/26/26	5,625	5,322
OneBeacon US Holdings Inc.	4.600%	11/9/22	1,625	1,582
Primerica Inc.	4.750%	7/15/22	2,727	2,918
Principal Financial Group Inc.	3.300%	9/15/22	1,675	1,699
Principal Financial Group Inc.	3.125%	5/15/23	3,133	3,091
Principal Financial Group Inc.	3.400%	5/15/25	2,024	2,019
Principal Financial Group Inc.	3.100%	11/15/26	4,500	4,326
ProAssurance Corp.	5.300%	11/15/23	1,250	1,274
Prudential Financial Inc.	3.500%	5/15/24	7,260	7,366
2 Prudential Financial Inc.	5.875%	9/15/42	7,550	7,863
2 Prudential Financial Inc.	5.625%	6/15/43	11,000	11,481
2 Prudential Financial Inc.	5.200%	3/15/44	3,675	3,661
2 Prudential Financial Inc.	5.375%	5/15/45	7,600	7,752
Reinsurance Group of America Inc.	4.700%	9/15/23	2,450	2,592
Reinsurance Group of America Inc.	3.950%	9/15/26	2,000	1,978
StanCorp Financial Group Inc.	5.000%	8/15/22	2,000	2,076
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,540	3,135
Symetra Financial Corp.	4.250%	7/15/24	1,350	1,327
Torchmark Corp.	3.800%	9/15/22	900	919
Trinity Acquisition plc	4.625%	8/15/23	1,575	1,619
Trinity Acquisition plc	4.400%	3/15/26	5,700	5,793
UnitedHealth Group Inc.	2.875%	12/15/21	4,700	4,770
UnitedHealth Group Inc.	2.875%	3/15/22	6,777	6,862
UnitedHealth Group Inc.	3.350%	7/15/22	6,644	6,829
UnitedHealth Group Inc.	2.750%	2/15/23	3,850	3,820
UnitedHealth Group Inc.	2.875%	3/15/23	6,027	6,020
UnitedHealth Group Inc.	3.750%	7/15/25	19,666	20,419

UnitedHealth Group Inc.	3.100%	3/15/26	6,892	6,817
Unum Group	4.000%	3/15/24	3,175	3,138
Voya Financial Inc.	5.500%	7/15/22	2,636	2,898
Voya Financial Inc.	3.650%	6/15/26	4,550	4,384
WR Berkley Corp.	4.625%	3/15/22	2,600	2,785
XLIT Ltd.	6.375%	11/15/24	1,796	2,062
XLIT Ltd.	4.450%	3/31/25	6,100	6,017

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	956

Real Estate Investment Trusts (5.0%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	4,346	4,570
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	3,300	3,350
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,656	2,727
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	5,050	5,071
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,900	2,968
AvalonBay Communities Inc.	2.950%	9/15/22	500	499
AvalonBay Communities Inc.	2.850%	3/15/23	1,650	1,619
AvalonBay Communities Inc.	4.200%	12/15/23	2,300	2,425
AvalonBay Communities Inc.	3.500%	11/15/24	3,600	3,613
AvalonBay Communities Inc.	3.450%	6/1/25	4,725	4,726
AvalonBay Communities Inc.	3.500%	11/15/25	2,950	2,949
AvalonBay Communities Inc.	2.950%	5/11/26	3,190	3,034
AvalonBay Communities Inc.	2.900%	10/15/26	3,100	2,937
Boston Properties LP	3.850%	2/1/23	4,968	5,103
Boston Properties LP	3.125%	9/1/23	3,125	3,067
Boston Properties LP	3.800%	2/1/24	9,977	10,129
Boston Properties LP	3.650%	2/1/26	7,459	7,409
Boston Properties LP	2.750%	10/1/26	4,125	3,799
Brandywine Operating Partnership LP	3.950%	2/15/23	3,592	3,583
Brandywine Operating Partnership LP	4.100%	10/1/24	1,885	1,858
Brixmor Operating Partnership LP	3.875%	8/15/22	4,603	4,687
Brixmor Operating Partnership LP	3.250%	9/15/23	3,040	2,931
Brixmor Operating Partnership LP	3.850%	2/1/25	7,745	7,582
Brixmor Operating Partnership LP	4.125%	6/15/26	4,020	3,988
Camden Property Trust	2.950%	12/15/22	2,925	2,871
Camden Property Trust	4.875%	6/15/23	2,400	2,571
Camden Property Trust	4.250%	1/15/24	3,450	3,566
Camden Property Trust	3.500%	9/15/24	150	149
1 Care Capital Properties LP	5.125%	8/15/26	3,575	3,429
CBL & Associates LP	5.250%	12/1/23	3,225	3,198
CBL & Associates LP	4.600%	10/15/24	1,800	1,710
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	2,535	2,534
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	4,400	4,176
Corporate Office Properties LP	3.600%	5/15/23	3,625	3,490
Corporate Office Properties LP	5.250%	2/15/24	3,750	3,931
CubeSmart LP	4.800%	7/15/22	825	888
CubeSmart LP	4.375%	12/15/23	3,150	3,291
CubeSmart LP	4.000%	11/15/25	2,325	2,366
CubeSmart LP	3.125%	9/1/26	1,000	944
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,200	1,220
DDR Corp.	4.625%	7/15/22	3,949	4,196

DDR Corp.	3.375%	5/15/23	3,250	3,158
DDR Corp.	3.625%	2/1/25	4,180	4,036
DDR Corp.	4.250%	2/1/26	1,950	1,952
Digital Realty Trust LP	3.950%	7/1/22	4,900	5,054
Digital Realty Trust LP	3.625%	10/1/22	2,025	2,049
Digital Realty Trust LP	4.750%	10/1/25	3,115	3,250
Duke Realty LP	4.375%	6/15/22	100	107
Duke Realty LP	3.875%	10/15/22	2,788	2,911
Duke Realty LP	3.625%	4/15/23	3,450	3,489
Duke Realty LP	3.750%	12/1/24	2,800	2,837
Duke Realty LP	3.250%	6/30/26	1,800	1,730
Education Realty Operating Partnership LP	4.600%	12/1/24	1,300	1,300
EPR Properties	5.750%	8/15/22	2,095	2,258
EPR Properties	5.250%	7/15/23	1,225	1,274
EPR Properties	4.500%	4/1/25	2,850	2,790
Equity One Inc.	3.750%	11/15/22	1,130	1,155
ERP Operating LP	4.625%	12/15/21	5,881	6,390
ERP Operating LP	3.000%	4/15/23	3,975	3,915
ERP Operating LP	3.375%	6/1/25	2,950	2,937
ERP Operating LP	2.850%	11/1/26	4,175	3,937
Essex Portfolio LP	3.625%	8/15/22	1,300	1,333
Essex Portfolio LP	3.375%	1/15/23	1,996	1,995
Essex Portfolio LP	3.250%	5/1/23	2,790	2,773
Essex Portfolio LP	3.875%	5/1/24	3,300	3,359
Essex Portfolio LP	3.500%	4/1/25	4,815	4,751
Essex Portfolio LP	3.375%	4/15/26	2,000	1,936
Federal Realty Investment Trust	3.000%	8/1/22	875	878
Federal Realty Investment Trust	2.750%	6/1/23	5,352	5,213
HCP Inc.	3.150%	8/1/22	2,950	2,899
HCP Inc.	4.000%	12/1/22	4,600	4,729
HCP Inc.	4.250%	11/15/23	5,964	6,084
HCP Inc.	4.200%	3/1/24	3,575	3,618
HCP Inc.	3.875%	8/15/24	7,330	7,257
HCP Inc.	3.400%	2/1/25	3,638	3,476
HCP Inc.	4.000%	6/1/25	5,571	5,529
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,139
Healthcare Realty Trust Inc.	3.875%	5/1/25	1,531	1,509
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,875	1,864
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,050	2,908
Highwoods Realty LP	3.625%	1/15/23	800	792
Hospitality Properties Trust	5.000%	8/15/22	5,086	5,361
Hospitality Properties Trust	4.500%	6/15/23	1,875	1,873
Hospitality Properties Trust	4.650%	3/15/24	2,640	2,619
Hospitality Properties Trust	4.500%	3/15/25	3,100	3,038
Hospitality Properties Trust	5.250%	2/15/26	3,685	3,715
Host Hotels & Resorts LP	5.250%	3/15/22	2,347	2,540
Host Hotels & Resorts LP	4.750%	3/1/23	5,198	5,392
Host Hotels & Resorts LP	3.750%	10/15/23	3,940	3,861
Host Hotels & Resorts LP	4.000%	6/15/25	3,500	3,441
Kilroy Realty LP	3.800%	1/15/23	3,200	3,228
Kilroy Realty LP	4.375%	10/1/25	2,075	2,133
Kimco Realty Corp.	3.400%	11/1/22	4,150	4,215
Kimco Realty Corp.	3.125%	6/1/23	3,088	3,061
Kimco Realty Corp.	2.800%	10/1/26	5,800	5,407
Kite Realty Group LP	4.000%	10/1/26	2,375	2,275
Lexington Realty Trust	4.250%	6/15/23	1,325	1,298
Lexington Realty Trust	4.400%	6/15/24	2,405	2,348

Liberty Property LP	4.125%	6/15/22	3,568	3,699
Liberty Property LP	3.375%	6/15/23	3,225	3,184
Liberty Property LP	4.400%	2/15/24	3,025	3,162
Liberty Property LP	3.750%	4/1/25	1,975	1,978
Liberty Property LP	3.250%	10/1/26	2,725	2,595
Mack-Cali Realty LP	4.500%	4/18/22	2,290	2,316
Mack-Cali Realty LP	3.150%	5/15/23	810	733
Mid-America Apartments LP	4.300%	10/15/23	2,375	2,483
Mid-America Apartments LP	3.750%	6/15/24	1,650	1,657
Mid-America Apartments LP	4.000%	11/15/25	4,050	4,109
National Retail Properties Inc.	3.800%	10/15/22	2,233	2,308
National Retail Properties Inc.	3.300%	4/15/23	1,800	1,791
National Retail Properties Inc.	3.900%	6/15/24	2,875	2,944
National Retail Properties Inc.	4.000%	11/15/25	2,400	2,457
Omega Healthcare Investors Inc.	4.375%	8/1/23	7,365	7,273
Omega Healthcare Investors Inc.	5.875%	3/15/24	4,550	4,658
Omega Healthcare Investors Inc.	4.950%	4/1/24	4,205	4,273
Omega Healthcare Investors Inc.	4.500%	1/15/25	2,285	2,219
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,525	4,661
Piedmont Operating Partnership LP	3.400%	6/1/23	1,000	947
Piedmont Operating Partnership LP	4.450%	3/15/24	4,525	4,529
Post Apartment Homes LP	3.375%	12/1/22	1,001	991
ProLogis LP	4.250%	8/15/23	5,875	6,260
Prologis LP	3.750%	11/1/25	3,350	3,435
Realty Income Corp.	3.250%	10/15/22	4,220	4,258
Realty Income Corp.	4.650%	8/1/23	5,505	5,903
Realty Income Corp.	3.875%	7/15/24	2,200	2,246
Realty Income Corp.	4.125%	10/15/26	1,125	1,158
Realty Income Corp.	3.000%	1/15/27	3,500	3,299
Regency Centers LP	3.750%	6/15/24	2,825	2,850
Regency Centers LP	3.900%	11/1/25	1,000	1,017
Retail Opportunity Investments Partnership LP	5.000%	12/15/23	1,250	1,281
Retail Properties of America Inc.	4.000%	3/15/25	1,750	1,660
Select Income REIT	4.150%	2/1/22	1,275	1,260
Select Income REIT	4.500%	2/1/25	3,850	3,746
Senior Housing Properties Trust	4.750%	5/1/24	2,825	2,847
Simon Property Group LP	4.125%	12/1/21	3,025	3,227
Simon Property Group LP	2.350%	1/30/22	3,000	2,967
Simon Property Group LP	3.375%	3/15/22	3,264	3,375
Simon Property Group LP	2.750%	2/1/23	5,427	5,361
Simon Property Group LP	3.750%	2/1/24	4,960	5,137
Simon Property Group LP	3.375%	10/1/24	5,887	5,947
Simon Property Group LP	3.500%	9/1/25	4,773	4,839
Simon Property Group LP	3.300%	1/15/26	7,350	7,300
Simon Property Group LP	3.250%	11/30/26	5,600	5,498
Sovran Acquisition LP	3.500%	7/1/26	4,500	4,327
1 Spirit Realty LP	4.450%	9/15/26	2,225	2,104
Tanger Properties LP	3.875%	12/1/23	1,750	1,768
Tanger Properties LP	3.750%	12/1/24	1,100	1,103
Tanger Properties LP	3.125%	9/1/26	3,335	3,136
UDR Inc.	4.625%	1/10/22	4,300	4,616
UDR Inc.	3.750%	7/1/24	2,230	2,264
UDR Inc.	4.000%	10/1/25	1,200	1,233
UDR Inc.	2.950%	9/1/26	2,275	2,146
Ventas Realty LP	3.125%	6/15/23	2,500	2,450
Ventas Realty LP	3.750%	5/1/24	2,555	2,580
Ventas Realty LP	3.500%	2/1/25	3,820	3,762

Ventas Realty LP	4.125%	1/15/26	5,106	5,230
Ventas Realty LP	3.250%	10/15/26	3,240	3,080
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	4,251	4,509
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	3,700	3,735
VEREIT Operating Partnership LP	4.600%	2/6/24	1,535	1,568
VEREIT Operating Partnership LP	4.875%	6/1/26	3,489	3,576
Vornado Realty LP	5.000%	1/15/22	1,400	1,517
Washington REIT	3.950%	10/15/22	1,550	1,541
Weingarten Realty Investors	3.375%	10/15/22	2,550	2,545
Weingarten Realty Investors	3.500%	4/15/23	2,975	2,940
Weingarten Realty Investors	4.450%	1/15/24	725	755
Weingarten Realty Investors	3.850%	6/1/25	600	596
Weingarten Realty Investors	3.250%	8/15/26	2,600	2,459
Welltower Inc.	5.250%	1/15/22	5,101	5,631
Welltower Inc.	3.750%	3/15/23	4,625	4,706
Welltower Inc.	4.500%	1/15/24	3,154	3,325
Welltower Inc.	4.000%	6/1/25	8,731	8,910
Welltower Inc.	4.250%	4/1/26	5,350	5,530
WP Carey Inc.	4.600%	4/1/24	4,058	4,079
WP Carey Inc.	4.000%	2/1/25	2,550	2,461
WP Carey Inc.	4.250%	10/1/26	2,575	2,509
				3,732,545
Industrial (60.4%)
Basic Industry (3.3%)
Agrium Inc.	3.150%	10/1/22	7,043	7,040
Agrium Inc.	3.500%	6/1/23	5,299	5,337
Agrium Inc.	3.375%	3/15/25	3,940	3,828
Air Products & Chemicals Inc.	2.750%	2/3/23	1,800	1,789
Air Products & Chemicals Inc.	3.350%	7/31/24	4,545	4,666
Airgas Inc.	2.900%	11/15/22	1,610	1,614
Airgas Inc.	3.650%	7/15/24	1,750	1,810
Albemarle Corp.	4.150%	12/1/24	4,825	4,955
Barrick Gold Corp.	3.850%	4/1/22	1,000	1,018
Barrick Gold Corp.	4.100%	5/1/23	10,994	11,359
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	8,505	8,586
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	13,595	14,341
Braskem Finance Ltd.	6.450%	2/3/24	5,000	5,175
Cabot Corp.	3.700%	7/15/22	3,425	3,468
Cabot Corp.	3.400%	9/15/26	1,000	954
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,475	4,573
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,900	2,942
Cytec Industries Inc.	3.500%	4/1/23	3,631	3,463
Cytec Industries Inc.	3.950%	5/1/25	200	190
Domtar Corp.	4.400%	4/1/22	1,446	1,491
Dow Chemical Co.	3.000%	11/15/22	9,667	9,673
Dow Chemical Co.	3.500%	10/1/24	6,710	6,785
Eastman Chemical Co.	3.600%	8/15/22	5,657	5,795
Eastman Chemical Co.	3.800%	3/15/25	4,489	4,519
Ecolab Inc.	4.350%	12/8/21	9,642	10,364
Ecolab Inc.	3.250%	1/14/23	2,100	2,129
Ecolab Inc.	2.700%	11/1/26	1,600	1,521
EI du Pont de Nemours & Co.	2.800%	2/15/23	9,355	9,205
Fibria Overseas Finance Ltd.	5.250%	5/12/24	3,593	3,530
FMC Corp.	3.950%	2/1/22	1,775	1,797
FMC Corp.	4.100%	2/1/24	4,500	4,493
Georgia-Pacific LLC	8.000%	1/15/24	2,541	3,241
Georgia-Pacific LLC	7.375%	12/1/25	2,427	3,066

Goldcorp Inc.	3.700%	3/15/23	10,500	10,403
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,461
International Paper Co.	4.750%	2/15/22	10,052	10,862
International Paper Co.	3.650%	6/15/24	3,624	3,644
International Paper Co.	3.800%	1/15/26	3,925	3,965
LYB International Finance BV	4.000%	7/15/23	5,394	5,605
LyondellBasell Industries NV	5.750%	4/15/24	7,725	8,758
Methanex Corp.	4.250%	12/1/24	4,040	3,820
Monsanto Co.	2.200%	7/15/22	750	714
Monsanto Co.	3.375%	7/15/24	6,785	6,712
Monsanto Co.	2.850%	4/15/25	4,250	4,055
Monsanto Co.	5.500%	8/15/25	575	643
Mosaic Co.	4.250%	11/15/23	8,275	8,232
NewMarket Corp.	4.100%	12/15/22	1,050	1,052
Newmont Mining Corp.	3.500%	3/15/22	6,399	6,539
Nucor Corp.	4.125%	9/15/22	3,641	3,879
Nucor Corp.	4.000%	8/1/23	5,539	5,783
Packaging Corp. of America	3.900%	6/15/22	3,897	4,005
Packaging Corp. of America	4.500%	11/1/23	5,745	6,089
Packaging Corp. of America	3.650%	9/15/24	4,400	4,366
Plum Creek Timberlands LP	3.250%	3/15/23	500	478
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	4,040	4,027
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	4,000	3,772
Praxair Inc.	2.450%	2/15/22	6,150	6,121
Praxair Inc.	2.200%	8/15/22	4,743	4,639
Praxair Inc.	2.650%	2/5/25	1,615	1,570
Praxair Inc.	3.200%	1/30/26	7,625	7,687
Rayonier Inc.	3.750%	4/1/22	2,225	2,219
Reliance Steel & Aluminum Co.	4.500%	4/15/23	2,525	2,520
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	9,350	9,593
Rio Tinto Finance USA plc	3.500%	3/22/22	4,366	4,527
Rio Tinto Finance USA plc	2.875%	8/21/22	4,133	4,156
RPM International Inc.	3.450%	11/15/22	2,275	2,235
Sherwin-Williams Co.	3.450%	8/1/25	2,950	2,935
Southern Copper Corp.	3.500%	11/8/22	1,200	1,190
Southern Copper Corp.	3.875%	4/23/25	4,450	4,344
Syngenta Finance NV	3.125%	3/28/22	3,522	3,504
Vale Overseas Ltd.	4.375%	1/11/22	16,465	16,300
Vale Overseas Ltd.	6.250%	8/10/26	7,410	7,716
Valspar Corp.	4.200%	1/15/22	2,400	2,478
Valspar Corp.	3.950%	1/15/26	3,200	3,208
Westlake Chemical Corp.	3.600%	7/15/22	1,725	1,729
1 Westlake Chemical Corp.	3.600%	8/15/26	9,085	8,720
WestRock RKT Co.	4.900%	3/1/22	2,000	2,177
WestRock RKT Co.	4.000%	3/1/23	3,220	3,330
Weyerhaeuser Co.	4.625%	9/15/23	4,850	5,214
Weyerhaeuser Co.	8.500%	1/15/25	1,375	1,781
Worthington Industries Inc.	4.550%	4/15/26	1,225	1,204
Yamana Gold Inc.	4.950%	7/15/24	2,835	2,778

Capital Goods (4.6%)
3M Co.	2.000%	6/26/22	3,435	3,366
3M Co.	3.000%	8/7/25	2,324	2,364
3M Co.	2.250%	9/19/26	7,500	7,004
ABB Finance USA Inc.	2.875%	5/8/22	8,871	8,958
Avery Dennison Corp.	3.350%	4/15/23	1,150	1,128
Bemis Co. Inc.	3.100%	9/15/26	2,200	2,104

Boeing Co.	2.200%	10/30/22	1,520	1,494
Boeing Co.	1.875%	6/15/23	3,400	3,230
Boeing Co.	7.950%	8/15/24	3,415	4,514
Boeing Co.	2.850%	10/30/24	4,408	4,425
Boeing Co.	2.500%	3/1/25	1,250	1,211
Boeing Co.	2.600%	10/30/25	2,150	2,087
Boeing Co.	2.250%	6/15/26	2,075	1,947
Carlisle Cos. Inc.	3.750%	11/15/22	2,475	2,458
Caterpillar Financial Services Corp.	2.850%	6/1/22	4,035	4,066
Caterpillar Financial Services Corp.	2.625%	3/1/23	4,100	4,051
Caterpillar Financial Services Corp.	3.750%	11/24/23	3,400	3,575
Caterpillar Financial Services Corp.	3.300%	6/9/24	2,250	2,279
Caterpillar Financial Services Corp.	3.250%	12/1/24	2,350	2,369
Caterpillar Financial Services Corp.	2.400%	8/9/26	2,750	2,575
Caterpillar Inc.	2.600%	6/26/22	3,600	3,587
Caterpillar Inc.	3.400%	5/15/24	7,040	7,228
Crane Co.	4.450%	12/15/23	2,200	2,262
Deere & Co.	2.600%	6/8/22	6,220	6,198
Dover Corp.	3.150%	11/15/25	2,900	2,903
Eaton Corp.	2.750%	11/2/22	11,501	11,359
Embraer Netherlands Finance BV	5.050%	6/15/25	10,450	10,198
1 Embraer Overseas Ltd.	5.696%	9/16/23	2,725	2,846
Embraer SA	5.150%	6/15/22	700	717
Emerson Electric Co.	2.625%	12/1/21	2,750	2,776
Emerson Electric Co.	2.625%	2/15/23	2,500	2,472
Emerson Electric Co.	3.150%	6/1/25	2,550	2,560
Flowserve Corp.	3.500%	9/15/22	2,625	2,639
Flowserve Corp.	4.000%	11/15/23	2,925	2,979
1 Fortive Corp.	3.150%	6/15/26	7,852	7,708
Fortune Brands Home & Security Inc.	4.000%	6/15/25	3,600	3,677
General Dynamics Corp.	2.250%	11/15/22	9,175	9,050
General Dynamics Corp.	1.875%	8/15/23	2,600	2,470
General Dynamics Corp.	2.125%	8/15/26	3,000	2,772
General Electric Capital Corp.	3.150%	9/7/22	11,042	11,329
General Electric Capital Corp.	3.100%	1/9/23	10,632	10,812
General Electric Capital Corp.	3.450%	5/15/24	6,928	7,141
General Electric Co.	2.700%	10/9/22	21,422	21,481
General Electric Co.	3.375%	3/11/24	4,183	4,313
Harris Corp.	3.832%	4/27/25	3,500	3,529
Hexcel Corp.	4.700%	8/15/25	500	512
Honeywell International Inc.	3.350%	12/1/23	2,775	2,842
Honeywell International Inc.	2.500%	11/1/26	11,000	10,381
Hubbell Inc.	3.350%	3/1/26	3,575	3,553
IDEX Corp.	4.200%	12/15/21	2,775	2,870
Illinois Tool Works Inc.	3.500%	3/1/24	6,589	6,829
Illinois Tool Works Inc.	2.650%	11/15/26	8,475	8,118
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	8,710	9,199
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,168	2,192
John Deere Capital Corp.	2.750%	3/15/22	3,900	3,919
John Deere Capital Corp.	2.800%	1/27/23	3,075	3,060
John Deere Capital Corp.	2.800%	3/6/23	8,338	8,297
John Deere Capital Corp.	3.350%	6/12/24	3,650	3,726
John Deere Capital Corp.	3.400%	9/11/25	4,175	4,275
John Deere Capital Corp.	2.650%	6/10/26	4,405	4,233
Johnson Controls Inc.	3.750%	12/1/21	2,821	2,940
Johnson Controls Inc.	3.625%	7/2/24	2,800	2,873
Kennametal Inc.	3.875%	2/15/22	1,600	1,575

L-3 Communications Corp.	3.950%	5/28/24	2,695	2,736
L-3 Communications Corp.	3.850%	12/15/26	3,000	2,993
Leggett & Platt Inc.	3.800%	11/15/24	2,700	2,721
Legrand France SA	8.500%	2/15/25	2,785	3,624
Lennox International Inc.	3.000%	11/15/23	3,175	3,075
Lockheed Martin Corp.	3.100%	1/15/23	2,415	2,442
Lockheed Martin Corp.	2.900%	3/1/25	7,505	7,318
Lockheed Martin Corp.	3.550%	1/15/26	14,700	15,038
Martin Marietta Materials Inc.	4.250%	7/2/24	2,400	2,438
Mohawk Industries Inc.	3.850%	2/1/23	4,565	4,643
Northrop Grumman Corp.	3.250%	8/1/23	10,865	11,102
Northrop Grumman Corp.	3.200%	2/1/27	3,900	3,874
Northrop Grumman Systems Corp.	7.875%	3/1/26	1,300	1,717
Owens Corning	4.200%	12/15/22	5,125	5,322
Owens Corning	4.200%	12/1/24	1,850	1,895
Owens Corning	3.400%	8/15/26	3,400	3,241
Parker-Hannifin Corp.	3.500%	9/15/22	2,895	3,028
Parker-Hannifin Corp.	3.300%	11/21/24	4,297	4,364
Pentair Finance SA	3.150%	9/15/22	3,000	2,943
Pentair Finance SA	4.650%	9/15/25	2,500	2,579
Precision Castparts Corp.	2.500%	1/15/23	10,923	10,754
Precision Castparts Corp.	3.250%	6/15/25	6,326	6,403
Raytheon Co.	2.500%	12/15/22	9,300	9,270
Raytheon Co.	3.150%	12/15/24	2,375	2,416
Republic Services Inc.	3.550%	6/1/22	7,813	8,094
Republic Services Inc.	4.750%	5/15/23	3,056	3,323
Republic Services Inc.	3.200%	3/15/25	3,972	3,930
Republic Services Inc.	2.900%	7/1/26	4,425	4,250
Rockwell Automation Inc.	2.875%	3/1/25	1,500	1,470
Rockwell Collins Inc.	3.700%	12/15/23	3,015	3,091
Roper Technologies Inc.	3.125%	11/15/22	3,247	3,229
Roper Technologies Inc.	3.850%	12/15/25	3,850	3,854
Spirit AeroSystems Inc.	5.250%	3/15/22	2,900	3,038
Spirit AeroSystems Inc.	3.850%	6/15/26	2,610	2,568
Stanley Black & Decker Inc.	3.400%	12/1/21	3,825	3,968
Stanley Black & Decker Inc.	2.900%	11/1/22	2,789	2,816
Textron Inc.	4.300%	3/1/24	2,740	2,860
Textron Inc.	3.875%	3/1/25	2,700	2,724
Textron Inc.	4.000%	3/15/26	3,200	3,196
Timken CO	3.875%	9/1/24	2,185	2,109
Tyco International Finance SA	3.900%	2/14/26	5,460	5,627
United Technologies Corp.	3.100%	6/1/22	16,560	16,957
United Technologies Corp.	2.650%	11/1/26	8,725	8,366
Vulcan Materials Co.	4.500%	4/1/25	3,500	3,654
1 Wabtec Corp.	3.450%	11/15/26	6,700	6,439
Waste Management Inc.	2.900%	9/15/22	3,460	3,477
Waste Management Inc.	2.400%	5/15/23	3,823	3,708
Waste Management Inc.	3.500%	5/15/24	2,955	3,022
Waste Management Inc.	3.125%	3/1/25	6,045	6,040
Waste Management Inc.	7.100%	8/1/26	1,000	1,276
Xylem Inc.	3.250%	11/1/26	3,775	3,642

Communication (7.8%)
21st Century Fox America Inc.	3.000%	9/15/22	10,235	10,246
21st Century Fox America Inc.	8.875%	4/26/23	1,000	1,306
21st Century Fox America Inc.	4.000%	10/1/23	2,350	2,449
21st Century Fox America Inc.	3.700%	9/15/24	2,900	2,954

21st Century Fox America Inc.	3.700%	10/15/25	2,650	2,693
21st Century Fox America Inc.	7.700%	10/30/25	3,785	4,919
1 21st Century Fox America Inc.	3.375%	11/15/26	2,500	2,464
1 Activision Blizzard Inc.	3.400%	9/15/26	7,503	7,076
America Movil SAB de CV	3.125%	7/16/22	12,747	12,531
American Tower Corp.	2.250%	1/15/22	1,250	1,203
American Tower Corp.	4.700%	3/15/22	4,605	4,947
American Tower Corp.	3.500%	1/31/23	7,794	7,816
American Tower Corp.	5.000%	2/15/24	6,467	6,957
American Tower Corp.	4.000%	6/1/25	7,125	7,183
American Tower Corp.	4.400%	2/15/26	2,825	2,894
American Tower Corp.	3.375%	10/15/26	8,000	7,567
AT&T Inc.	3.000%	2/15/22	13,930	13,785
AT&T Inc.	3.800%	3/15/22	11,303	11,558
AT&T Inc.	3.000%	6/30/22	21,715	21,279
AT&T Inc.	2.625%	12/1/22	11,625	11,123
AT&T Inc.	3.600%	2/17/23	23,538	23,568
AT&T Inc.	3.900%	3/11/24	5,475	5,507
AT&T Inc.	4.450%	4/1/24	9,652	10,052
AT&T Inc.	3.950%	1/15/25	26,825	26,812
AT&T Inc.	3.400%	5/15/25	26,034	25,057
AT&T Inc.	4.125%	2/17/26	11,188	11,297
CBS Corp.	3.375%	3/1/22	3,296	3,368
CBS Corp.	3.700%	8/15/24	7,133	7,149
CBS Corp.	3.500%	1/15/25	3,750	3,706
CBS Corp.	4.000%	1/15/26	8,150	8,314
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	7,582	7,733
1 Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	19,700	20,490
1 Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	35,056	36,562
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,504	10,182
Comcast Corp.	1.625%	1/15/22	2,575	2,462
Comcast Corp.	3.125%	7/15/22	13,525	13,795
Comcast Corp.	2.850%	1/15/23	5,549	5,541
Comcast Corp.	2.750%	3/1/23	2,830	2,816
Comcast Corp.	3.600%	3/1/24	10,182	10,518
Comcast Corp.	3.375%	2/15/25	8,425	8,502
Comcast Corp.	3.375%	8/15/25	11,500	11,594
Comcast Corp.	3.150%	3/1/26	16,922	16,765
Crown Castle International Corp.	4.875%	4/15/22	7,700	8,278
Crown Castle International Corp.	5.250%	1/15/23	12,690	13,785
Crown Castle International Corp.	4.450%	2/15/26	9,035	9,283
Crown Castle International Corp.	3.700%	6/15/26	5,325	5,168
Discovery Communications LLC	3.300%	5/15/22	1,853	1,854
Discovery Communications LLC	3.250%	4/1/23	1,900	1,856
Discovery Communications LLC	3.450%	3/15/25	2,350	2,255
Discovery Communications LLC	4.900%	3/11/26	5,000	5,221
Electronic Arts Inc.	4.800%	3/1/26	3,596	3,809
Grupo Televisa SAB	6.625%	3/18/25	8,510	9,719
Grupo Televisa SAB	4.625%	1/30/26	1,300	1,307
Historic TW Inc.	9.150%	2/1/23	2,745	3,573
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,800	1,814
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,375	4,499
Moody's Corp.	4.500%	9/1/22	3,021	3,232

Moody's Corp.	4.875%	2/15/24	6,959	7,574
NBCUniversal Media LLC	2.875%	1/15/23	10,348	10,336
Omnicom Group Inc.	3.625%	5/1/22	9,523	9,823
Omnicom Group Inc.	3.650%	11/1/24	7,108	7,163
Omnicom Group Inc.	3.600%	4/15/26	10,583	10,511
Pacific Bell Telephone Co.	7.125%	3/15/26	1,202	1,467
Qwest Corp.	6.750%	12/1/21	7,510	8,178
Qwest Corp.	7.250%	9/15/25	3,804	4,082
RELX Capital Inc.	3.125%	10/15/22	4,219	4,167
Rogers Communications Inc.	3.000%	3/15/23	2,400	2,390
Rogers Communications Inc.	4.100%	10/1/23	1,772	1,858
Rogers Communications Inc.	3.625%	12/15/25	6,550	6,660
Rogers Communications Inc.	2.900%	11/15/26	3,775	3,548
S&P Global Inc.	4.000%	6/15/25	2,975	3,045
S&P Global Inc.	4.400%	2/15/26	4,720	4,980
Scripps Networks Interactive Inc.	3.500%	6/15/22	5,200	5,255
Scripps Networks Interactive Inc.	3.900%	11/15/24	2,400	2,412
TCI Communications Inc.	7.875%	2/15/26	1,457	1,951
Telefonica Emisiones SAU	4.570%	4/27/23	6,900	7,200
Thomson Reuters Corp.	4.300%	11/23/23	2,000	2,090
Thomson Reuters Corp.	3.850%	9/29/24	3,950	4,023
Thomson Reuters Corp.	3.350%	5/15/26	7,000	6,786
Time Warner Cos. Inc.	7.570%	2/1/24	4,220	5,227
Time Warner Entertainment Co. LP	8.375%	3/15/23	7,305	9,129
Time Warner Inc.	4.000%	1/15/22	4,225	4,398
Time Warner Inc.	3.400%	6/15/22	2,401	2,419
Time Warner Inc.	4.050%	12/15/23	4,046	4,154
Time Warner Inc.	3.550%	6/1/24	8,878	8,805
Time Warner Inc.	3.600%	7/15/25	14,853	14,672
Time Warner Inc.	2.950%	7/15/26	970	904
Time Warner Inc.	3.800%	2/15/27	6,000	5,966
Verizon Communications Inc.	3.000%	11/1/21	400	403
Verizon Communications Inc.	2.450%	11/1/22	16,970	16,416
Verizon Communications Inc.	5.150%	9/15/23	64,732	71,509
Verizon Communications Inc.	4.150%	3/15/24	13,344	13,978
Verizon Communications Inc.	3.500%	11/1/24	20,333	20,421
Verizon Communications Inc.	2.625%	8/15/26	17,390	15,992
Viacom Inc.	3.875%	12/15/21	6,479	6,693
Viacom Inc.	2.250%	2/4/22	4,000	3,828
Viacom Inc.	3.125%	6/15/22	3,000	2,983
Viacom Inc.	4.250%	9/1/23	9,916	10,187
Viacom Inc.	3.875%	4/1/24	4,325	4,319
Viacom Inc.	3.450%	10/4/26	2,125	2,026
Vodafone Group plc	2.500%	9/26/22	7,192	6,927
Vodafone Group plc	2.950%	2/19/23	11,841	11,495
Walt Disney Co.	2.550%	2/15/22	6,632	6,687
Walt Disney Co.	2.350%	12/1/22	4,453	4,409
Walt Disney Co.	3.150%	9/17/25	5,625	5,648
Walt Disney Co.	3.000%	2/13/26	9,930	9,815
Walt Disney Co.	1.850%	7/30/26	2,355	2,103
WPP Finance 2010	3.625%	9/7/22	4,975	5,121
WPP Finance 2010	3.750%	9/19/24	4,606	4,631

Consumer Cyclical (7.3%)
Advance Auto Parts Inc.	4.500%	1/15/22	2,300	2,408
Advance Auto Parts Inc.	4.500%	12/1/23	2,975	3,095
Alibaba Group Holding Ltd.	3.600%	11/28/24	16,575	16,319

Amazon.com Inc.	3.300%	12/5/21	10,434	10,795
Amazon.com Inc.	2.500%	11/29/22	7,180	7,098
Amazon.com Inc.	3.800%	12/5/24	7,893	8,272
American Honda Finance Corp.	2.300%	9/9/26	2,100	1,957
Automatic Data Processing Inc.	3.375%	9/15/25	7,341	7,531
AutoNation Inc.	4.500%	10/1/25	4,700	4,708
AutoZone Inc.	3.700%	4/15/22	5,447	5,646
AutoZone Inc.	2.875%	1/15/23	3,150	3,086
AutoZone Inc.	3.125%	7/15/23	1,542	1,525
AutoZone Inc.	3.250%	4/15/25	3,825	3,754
AutoZone Inc.	3.125%	4/21/26	3,000	2,886
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,475	1,489
Block Financial LLC	5.500%	11/1/22	4,375	4,635
Block Financial LLC	5.250%	10/1/25	6,300	6,412
BorgWarner Inc.	3.375%	3/15/25	2,575	2,513
Coach Inc.	4.250%	4/1/25	3,725	3,713
Costco Wholesale Corp.	2.250%	2/15/22	3,200	3,174
Cummins Inc.	3.650%	10/1/23	4,683	4,832
CVS Health Corp.	3.500%	7/20/22	14,268	14,673
CVS Health Corp.	2.750%	12/1/22	11,816	11,630
CVS Health Corp.	4.750%	12/1/22	1,324	1,440
CVS Health Corp.	4.000%	12/5/23	9,491	9,899
CVS Health Corp.	3.375%	8/12/24	6,090	6,089
CVS Health Corp.	5.000%	12/1/24	1,000	1,097
CVS Health Corp.	3.875%	7/20/25	20,075	20,576
CVS Health Corp.	2.875%	6/1/26	11,830	11,186
Delphi Automotive plc	4.250%	1/15/26	6,300	6,548
Delphi Corp.	4.150%	3/15/24	3,827	3,947
Dollar General Corp.	3.250%	4/15/23	4,800	4,754
Dollar General Corp.	4.150%	11/1/25	4,800	4,934
DR Horton Inc.	4.375%	9/15/22	3,000	3,082
DR Horton Inc.	4.750%	2/15/23	2,000	2,057
DR Horton Inc.	5.750%	8/15/23	2,800	3,031
eBay Inc.	3.800%	3/9/22	5,250	5,402
eBay Inc.	2.600%	7/15/22	8,604	8,294
eBay Inc.	3.450%	8/1/24	4,615	4,492
Expedia Inc.	4.500%	8/15/24	4,935	4,965
Expedia Inc.	5.000%	2/15/26	3,937	4,040
Ford Motor Credit Co. LLC	3.219%	1/9/22	9,770	9,657
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,075	7,291
Ford Motor Credit Co. LLC	3.096%	5/4/23	3,091	2,975
Ford Motor Credit Co. LLC	4.375%	8/6/23	6,625	6,786
Ford Motor Credit Co. LLC	3.664%	9/8/24	6,950	6,752
Ford Motor Credit Co. LLC	4.134%	8/4/25	13,650	13,490
Ford Motor Credit Co. LLC	4.389%	1/8/26	8,250	8,313
General Motors Co.	4.875%	10/2/23	13,099	13,669
General Motors Co.	4.000%	4/1/25	3,340	3,233
General Motors Financial Co. Inc.	3.450%	4/10/22	12,952	12,778
General Motors Financial Co. Inc.	3.700%	5/9/23	8,900	8,742
General Motors Financial Co. Inc.	4.250%	5/15/23	5,283	5,299
General Motors Financial Co. Inc.	4.000%	1/15/25	11,588	11,193
General Motors Financial Co. Inc.	4.300%	7/13/25	4,665	4,590
General Motors Financial Co. Inc.	5.250%	3/1/26	6,750	7,032
General Motors Financial Co. Inc.	4.000%	10/6/26	3,950	3,747
Harley-Davidson Inc.	3.500%	7/28/25	3,850	3,854
Harman International Industries Inc.	4.150%	5/15/25	4,050	4,215
Home Depot Inc.	2.625%	6/1/22	11,634	11,649

Home Depot Inc.	2.700%	4/1/23	8,956	8,906
Home Depot Inc.	3.750%	2/15/24	10,033	10,552
Home Depot Inc.	3.350%	9/15/25	7,223	7,368
Home Depot Inc.	3.000%	4/1/26	7,375	7,323
Home Depot Inc.	2.125%	9/15/26	6,000	5,502
Hyatt Hotels Corp.	3.375%	7/15/23	2,725	2,690
Hyatt Hotels Corp.	4.850%	3/15/26	1,900	1,999
JD.com Inc.	3.875%	4/29/26	2,250	2,117
Kohl's Corp.	3.250%	2/1/23	2,825	2,767
Kohl's Corp.	4.750%	12/15/23	1,263	1,319
Kohl's Corp.	4.250%	7/17/25	6,724	6,764
Lear Corp.	4.750%	1/15/23	1,450	1,501
Lear Corp.	5.375%	3/15/24	5,000	5,225
Lear Corp.	5.250%	1/15/25	3,965	4,163
Lowe's Cos. Inc.	3.120%	4/15/22	2,749	2,820
Lowe's Cos. Inc.	3.875%	9/15/23	5,316	5,644
Lowe's Cos. Inc.	3.125%	9/15/24	3,279	3,306
Lowe's Cos. Inc.	3.375%	9/15/25	7,950	8,088
Lowe's Cos. Inc.	2.500%	4/15/26	10,275	9,676
Macy's Retail Holdings Inc.	3.875%	1/15/22	2,525	2,586
Macy's Retail Holdings Inc.	2.875%	2/15/23	8,005	7,597
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,870	3,946
Macy's Retail Holdings Inc.	3.625%	6/1/24	4,153	4,038
Macy's Retail Holdings Inc.	6.650%	7/15/24	50	57
Magna International Inc.	3.625%	6/15/24	5,813	5,912
Magna International Inc.	4.150%	10/1/25	2,850	2,957
Marriott International Inc.	2.300%	1/15/22	4,250	4,134
Marriott International Inc.	3.250%	9/15/22	2,300	2,324
Marriott International Inc.	3.750%	10/1/25	1,485	1,495
Marriott International Inc.	3.125%	6/15/26	7,370	7,023
MasterCard Inc.	3.375%	4/1/24	6,308	6,485
Mastercard Inc.	2.950%	11/21/26	7,000	6,913
McDonald's Corp.	2.625%	1/15/22	3,941	3,920
McDonald's Corp.	3.250%	6/10/24	1,500	1,537
McDonald's Corp.	3.375%	5/26/25	9,120	9,092
McDonald's Corp.	3.700%	1/30/26	14,748	14,958
NIKE Inc.	2.250%	5/1/23	1,574	1,538
NIKE Inc.	2.375%	11/1/26	8,600	8,067
NVR Inc.	3.950%	9/15/22	3,152	3,237
O'Reilly Automotive Inc.	3.800%	9/1/22	2,250	2,329
O'Reilly Automotive Inc.	3.850%	6/15/23	3,625	3,735
O'Reilly Automotive Inc.	3.550%	3/15/26	2,145	2,139
Priceline Group Inc.	3.650%	3/15/25	4,850	4,844
Priceline Group Inc.	3.600%	6/1/26	6,100	6,029
QVC Inc.	5.125%	7/2/22	4,552	4,664
QVC Inc.	4.375%	3/15/23	2,525	2,457
QVC Inc.	4.850%	4/1/24	7,533	7,411
QVC Inc.	4.450%	2/15/25	3,100	2,949
Ross Stores Inc.	3.375%	9/15/24	1,125	1,133
Signet UK Finance plc	4.700%	6/15/24	2,235	2,115
Staples Inc.	4.375%	1/12/23	2,675	2,651
Starbucks Corp.	2.700%	6/15/22	2,750	2,770
Starbucks Corp.	3.850%	10/1/23	4,789	5,091
Starbucks Corp.	2.450%	6/15/26	3,800	3,629
Starwood Hotels & Resorts Worldwide LLC	3.125%	2/15/23	1,625	1,592
Starwood Hotels & Resorts Worldwide LLC	3.750%	3/15/25	3,300	3,275
Target Corp.	2.900%	1/15/22	7,570	7,697

Target Corp.	3.500%	7/1/24	7,325	7,578
Target Corp.	2.500%	4/15/26	8,850	8,403
TJX Cos. Inc.	2.500%	5/15/23	3,609	3,544
TJX Cos. Inc.	2.250%	9/15/26	8,000	7,343
Toyota Motor Credit Corp.	3.300%	1/12/22	7,717	8,008
Toyota Motor Credit Corp.	2.800%	7/13/22	2,300	2,324
Toyota Motor Credit Corp.	2.625%	1/10/23	5,184	5,129
Toyota Motor Credit Corp.	2.250%	10/18/23	4,000	3,837
Under Armour Inc.	3.250%	6/15/26	4,065	3,823
Visa Inc.	2.800%	12/14/22	17,647	17,756
Visa Inc.	3.150%	12/14/25	31,980	31,989
Wal-Mart Stores Inc.	2.550%	4/11/23	16,688	16,488
Wal-Mart Stores Inc.	3.300%	4/22/24	11,069	11,393
Walgreen Co.	3.100%	9/15/22	6,127	6,124
Walgreens Boots Alliance Inc.	3.100%	6/1/23	9,365	9,237
Walgreens Boots Alliance Inc.	3.800%	11/18/24	12,768	12,920
Walgreens Boots Alliance Inc.	3.450%	6/1/26	15,027	14,662
Wyndham Worldwide Corp.	4.250%	3/1/22	4,150	4,300
Wyndham Worldwide Corp.	3.900%	3/1/23	2,850	2,846
Wyndham Worldwide Corp.	5.100%	10/1/25	4,160	4,347

Consumer Noncyclical (16.9%)
Abbott Laboratories	2.550%	3/15/22	4,358	4,257
Abbott Laboratories	3.400%	11/30/23	13,600	13,486
Abbott Laboratories	2.950%	3/15/25	6,250	5,933
Abbott Laboratories	3.750%	11/30/26	21,450	21,157
AbbVie Inc.	2.900%	11/6/22	23,693	23,364
AbbVie Inc.	3.200%	11/6/22	8,427	8,427
AbbVie Inc.	2.850%	5/14/23	6,550	6,348
AbbVie Inc.	3.600%	5/14/25	27,380	27,014
AbbVie Inc.	3.200%	5/14/26	14,845	14,080
Actavis Funding SCS	3.450%	3/15/22	23,782	24,107
Actavis Funding SCS	3.850%	6/15/24	9,270	9,326
Actavis Funding SCS	3.800%	3/15/25	32,449	32,680
Actavis Inc.	3.250%	10/1/22	12,900	12,900
Agilent Technologies Inc.	3.200%	10/1/22	5,200	5,219
Agilent Technologies Inc.	3.875%	7/15/23	3,950	4,059
Agilent Technologies Inc.	3.050%	9/22/26	2,700	2,577
Allergan Inc.	2.800%	3/15/23	3,350	3,216
Altria Group Inc.	2.850%	8/9/22	15,637	15,605
Altria Group Inc.	2.950%	5/2/23	2,972	2,957
Altria Group Inc.	4.000%	1/31/24	10,360	10,914
Altria Group Inc.	2.625%	9/16/26	2,500	2,371
AmerisourceBergen Corp.	3.400%	5/15/24	4,685	4,714
AmerisourceBergen Corp.	3.250%	3/1/25	2,175	2,134
Amgen Inc.	2.700%	5/1/22	4,672	4,603
Amgen Inc.	3.625%	5/15/22	8,913	9,232
Amgen Inc.	2.250%	8/19/23	2,750	2,599
Amgen Inc.	3.625%	5/22/24	10,801	10,991
Amgen Inc.	3.125%	5/1/25	6,577	6,410
Amgen Inc.	2.600%	8/19/26	10,500	9,722
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	8,666	8,473
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	42,329	42,903
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	9,147	9,433
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	85,769	86,523
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	26,850	26,299
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,890	8,371

AstraZeneca plc	3.375%	11/16/25	15,700	15,554
Baxalta Inc.	3.600%	6/23/22	5,804	5,848
Baxalta Inc.	4.000%	6/23/25	14,029	14,144
Baxter International Inc.	2.600%	8/15/26	3,175	2,925
Beam Suntory Inc.	3.250%	5/15/22	1,375	1,370
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,030
Becton Dickinson & Co.	3.300%	3/1/23	3,150	3,166
Becton Dickinson & Co.	3.875%	5/15/24	3,036	3,131
Becton Dickinson & Co.	3.734%	12/15/24	15,243	15,591
Biogen Inc.	3.625%	9/15/22	7,553	7,778
Biogen Inc.	4.050%	9/15/25	13,625	14,003
Boston Scientific Corp.	3.375%	5/15/22	4,875	4,954
Boston Scientific Corp.	4.125%	10/1/23	2,710	2,806
Boston Scientific Corp.	3.850%	5/15/25	5,000	5,001
Bristol-Myers Squibb Co.	2.000%	8/1/22	5,678	5,538
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,127
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,075	3,180
Brown-Forman Corp.	2.250%	1/15/23	1,675	1,618
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,100	4,904
Campbell Soup Co.	2.500%	8/2/22	2,075	2,047
Campbell Soup Co.	3.300%	3/19/25	2,100	2,110
Cardinal Health Inc.	3.200%	6/15/22	2,942	2,988
Cardinal Health Inc.	3.200%	3/15/23	3,357	3,382
Cardinal Health Inc.	3.500%	11/15/24	1,500	1,518
Cardinal Health Inc.	3.750%	9/15/25	5,680	5,844
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	4,250	4,164
Celgene Corp.	3.250%	8/15/22	7,815	7,896
Celgene Corp.	3.550%	8/15/22	8,514	8,717
Celgene Corp.	4.000%	8/15/23	5,935	6,123
Celgene Corp.	3.625%	5/15/24	6,809	6,857
Celgene Corp.	3.875%	8/15/25	18,854	19,172
Church & Dwight Co. Inc.	2.875%	10/1/22	900	898
Clorox Co.	3.050%	9/15/22	2,600	2,626
Clorox Co.	3.500%	12/15/24	3,533	3,606
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	3,750	3,757
Coca-Cola Co.	2.500%	4/1/23	4,978	4,890
Coca-Cola Co.	3.200%	11/1/23	11,075	11,375
Coca-Cola Co.	2.875%	10/27/25	13,154	13,000
Coca-Cola Co.	2.550%	6/1/26	3,475	3,356
Coca-Cola Co.	2.250%	9/1/26	9,675	8,991
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	5,610	5,702
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,250
Colgate-Palmolive Co.	2.300%	5/3/22	3,414	3,392
Colgate-Palmolive Co.	1.950%	2/1/23	4,575	4,393
Colgate-Palmolive Co.	2.100%	5/1/23	650	628
Colgate-Palmolive Co.	3.250%	3/15/24	3,853	3,996
Conagra Brands Inc.	3.250%	9/15/22	3,675	3,685
Conagra Brands Inc.	3.200%	1/25/23	5,763	5,751
Conagra Brands Inc.	7.125%	10/1/26	1,966	2,390
Constellation Brands Inc.	6.000%	5/1/22	2,500	2,844
Constellation Brands Inc.	4.250%	5/1/23	9,000	9,405
Constellation Brands Inc.	4.750%	11/15/24	5,000	5,369
Constellation Brands Inc.	3.700%	12/6/26	10,000	9,925
Covidien International Finance SA	3.200%	6/15/22	7,830	8,003
Covidien International Finance SA	2.950%	6/15/23	5,000	4,978
CR Bard Inc.	3.000%	5/15/26	3,250	3,111
Danaher Corp.	3.350%	9/15/25	5,010	5,118

Diageo Capital plc	2.625%	4/29/23	12,520	12,403
Diageo Investment Corp.	2.875%	5/11/22	8,425	8,508
Dignity Health California GO	3.125%	11/1/22	800	789
Dignity Health California GO	3.812%	11/1/24	2,600	2,617
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	1,125	1,117
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	4,400	4,428
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	3,950	3,674
Eli Lilly & Co.	2.750%	6/1/25	7,240	7,145
Estee Lauder Cos. Inc.	2.350%	8/15/22	1,750	1,728
Express Scripts Holding Co.	3.900%	2/15/22	9,423	9,796
Express Scripts Holding Co.	3.000%	7/15/23	7,420	7,196
Express Scripts Holding Co.	3.500%	6/15/24	5,596	5,539
Express Scripts Holding Co.	4.500%	2/25/26	13,795	14,272
Flowers Foods Inc.	4.375%	4/1/22	2,975	3,084
Flowers Foods Inc.	3.500%	10/1/26	2,875	2,697
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,800	1,714
General Mills Inc.	3.150%	12/15/21	6,300	6,448
General Mills Inc.	3.650%	2/15/24	3,161	3,298
Gilead Sciences Inc.	4.400%	12/1/21	11,627	12,556
Gilead Sciences Inc.	1.950%	3/1/22	4,375	4,237
Gilead Sciences Inc.	3.250%	9/1/22	8,607	8,793
Gilead Sciences Inc.	2.500%	9/1/23	4,250	4,079
Gilead Sciences Inc.	3.700%	4/1/24	14,529	14,888
Gilead Sciences Inc.	3.500%	2/1/25	11,902	11,913
Gilead Sciences Inc.	3.650%	3/1/26	22,518	22,664
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	6,223	6,214
GlaxoSmithKline Capital plc	2.850%	5/8/22	15,511	15,621
Hershey Co.	2.625%	5/1/23	1,750	1,720
Hershey Co.	3.200%	8/21/25	2,100	2,121
Hershey Co.	2.300%	8/15/26	3,500	3,251
Ingredion Inc.	3.200%	10/1/26	3,575	3,464
JM Smucker Co.	3.000%	3/15/22	3,975	4,020
JM Smucker Co.	3.500%	3/15/25	6,526	6,588
Johnson & Johnson	2.450%	12/5/21	3,550	3,590
Johnson & Johnson	2.050%	3/1/23	5,369	5,234
Johnson & Johnson	6.730%	11/15/23	50	63
Johnson & Johnson	3.375%	12/5/23	8,420	8,826
Johnson & Johnson	2.450%	3/1/26	10,500	10,040
Kaiser Foundation Hospitals	3.500%	4/1/22	2,675	2,762
Kellogg Co.	3.125%	5/17/22	825	834
Kellogg Co.	2.650%	12/1/23	5,500	5,300
Kellogg Co.	3.250%	4/1/26	6,591	6,391
Kimberly-Clark Corp.	2.400%	3/1/22	2,200	2,202
Kimberly-Clark Corp.	2.400%	6/1/23	2,985	2,929
Kimberly-Clark Corp.	2.650%	3/1/25	3,975	3,878
Kimberly-Clark Corp.	3.050%	8/15/25	3,000	2,992
Kimberly-Clark Corp.	2.750%	2/15/26	2,000	1,957
Koninklijke Philips NV	3.750%	3/15/22	8,862	9,313
Kraft Foods Group Inc.	3.500%	6/6/22	15,754	16,096
Kraft Heinz Foods Co.	3.500%	7/15/22	8,945	9,138
Kraft Heinz Foods Co.	3.950%	7/15/25	14,125	14,335
Kraft Heinz Foods Co.	3.000%	6/1/26	18,250	17,212
Laboratory Corp. of America Holdings	3.200%	2/1/22	3,980	4,018
Laboratory Corp. of America Holdings	3.750%	8/23/22	2,277	2,348
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,050	2,105
Laboratory Corp. of America Holdings	3.600%	2/1/25	6,665	6,643
Mattel Inc.	3.150%	3/15/23	850	834

McCormick & Co. Inc.	3.500%	9/1/23	1,550	1,586
McCormick & Co. Inc.	3.250%	11/15/25	3,150	3,163
McKesson Corp.	2.700%	12/15/22	4,345	4,227
McKesson Corp.	2.850%	3/15/23	2,950	2,874
McKesson Corp.	3.796%	3/15/24	7,555	7,748
Mead Johnson Nutrition Co.	4.125%	11/15/25	6,650	6,799
Medtronic Inc.	3.125%	3/15/22	4,473	4,577
Medtronic Inc.	3.150%	3/15/22	20,517	21,000
Medtronic Inc.	2.750%	4/1/23	1,000	992
Medtronic Inc.	3.625%	3/15/24	8,931	9,242
Medtronic Inc.	3.500%	3/15/25	27,479	28,121
Merck & Co. Inc.	2.350%	2/10/22	9,833	9,757
Merck & Co. Inc.	2.400%	9/15/22	9,729	9,646
Merck & Co. Inc.	2.800%	5/18/23	8,949	8,977
Merck & Co. Inc.	2.750%	2/10/25	19,373	18,987
Molson Coors Brewing Co.	3.500%	5/1/22	3,625	3,746
Molson Coors Brewing Co.	3.000%	7/15/26	16,650	15,654
Mylan Inc.	4.200%	11/29/23	4,500	4,477
1 Mylan NV	3.950%	6/15/26	15,675	14,624
Newell Brands Inc.	4.000%	6/15/22	375	390
Newell Brands Inc.	3.850%	4/1/23	13,855	14,217
Newell Brands Inc.	4.000%	12/1/24	4,547	4,617
Newell Brands Inc.	3.900%	11/1/25	1,850	1,859
Newell Brands Inc.	4.200%	4/1/26	19,005	19,860
Novartis Capital Corp.	2.400%	9/21/22	15,152	14,991
Novartis Capital Corp.	3.400%	5/6/24	14,114	14,566
Novartis Capital Corp.	3.000%	11/20/25	12,880	12,823
Owens & Minor Inc.	4.375%	12/15/24	2,600	2,567
PepsiCo Inc.	2.750%	3/5/22	11,667	11,804
PepsiCo Inc.	3.100%	7/17/22	5,965	6,152
PepsiCo Inc.	2.750%	3/1/23	7,101	7,098
PepsiCo Inc.	3.600%	3/1/24	8,275	8,625
PepsiCo Inc.	2.750%	4/30/25	8,024	7,843
PepsiCo Inc.	3.500%	7/17/25	4,660	4,837
PepsiCo Inc.	2.850%	2/24/26	4,250	4,170
PepsiCo Inc.	2.375%	10/6/26	8,625	8,115
Perrigo Co. plc	4.000%	11/15/23	5,850	5,834
Perrigo Finance Unlimited Co.	3.500%	12/15/21	3,678	3,726
Perrigo Finance Unlimited Co.	3.900%	12/15/24	5,350	5,232
Perrigo Finance Unlimited Co.	4.375%	3/15/26	3,500	3,502
Pfizer Inc.	2.200%	12/15/21	5,000	4,963
Pfizer Inc.	3.000%	6/15/23	10,173	10,332
Pfizer Inc.	3.400%	5/15/24	4,861	5,007
Pfizer Inc.	2.750%	6/3/26	9,240	8,919
Pfizer Inc.	3.000%	12/15/26	5,000	4,916
Philip Morris International Inc.	2.500%	8/22/22	3,616	3,565
Philip Morris International Inc.	2.625%	3/6/23	2,750	2,706
Philip Morris International Inc.	2.125%	5/10/23	4,175	4,004
Philip Morris International Inc.	3.600%	11/15/23	5,794	6,026
Philip Morris International Inc.	3.250%	11/10/24	7,400	7,443
Philip Morris International Inc.	3.375%	8/11/25	5,800	5,878
Philip Morris International Inc.	2.750%	2/25/26	6,650	6,383
Procter & Gamble Co.	2.300%	2/6/22	7,440	7,415
Procter & Gamble Co.	3.100%	8/15/23	7,105	7,310
Procter & Gamble Co.	2.700%	2/2/26	5,850	5,726
Procter & Gamble Co.	2.450%	11/3/26	7,475	7,152

Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	2,225	2,114
Quest Diagnostics Inc.	4.250%	4/1/24	900	942
Quest Diagnostics Inc.	3.500%	3/30/25	2,600	2,571
Quest Diagnostics Inc.	3.450%	6/1/26	6,100	6,000
Reynolds American Inc.	4.000%	6/12/22	7,840	8,245
Reynolds American Inc.	4.850%	9/15/23	4,232	4,617
Reynolds American Inc.	4.450%	6/12/25	16,810	17,766
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	35,255	33,688
St. Jude Medical Inc.	3.250%	4/15/23	7,400	7,351
St. Jude Medical Inc.	3.875%	9/15/25	1,400	1,405
Stryker Corp.	3.375%	5/15/24	2,475	2,494
Stryker Corp.	3.375%	11/1/25	4,550	4,515
Stryker Corp.	3.500%	3/15/26	8,745	8,761
Sysco Corp.	2.600%	6/12/22	1,350	1,330
Sysco Corp.	3.750%	10/1/25	7,691	7,739
Sysco Corp.	3.300%	7/15/26	6,160	6,018
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,236	4,102
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	28,709	27,060
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	25,250	23,273
The Kroger Co.	3.400%	4/15/22	2,118	2,166
The Kroger Co.	3.850%	8/1/23	4,623	4,800
The Kroger Co.	4.000%	2/1/24	4,125	4,306
The Kroger Co.	2.650%	10/15/26	11,025	10,165
Thermo Fisher Scientific Inc.	3.300%	2/15/22	6,210	6,302
Thermo Fisher Scientific Inc.	3.150%	1/15/23	3,671	3,643
Thermo Fisher Scientific Inc.	3.000%	4/15/23	9,150	9,063
Thermo Fisher Scientific Inc.	4.150%	2/1/24	6,510	6,790
Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,300	3,293
Thermo Fisher Scientific Inc.	2.950%	9/19/26	12,100	11,392
Tyson Foods Inc.	4.500%	6/15/22	5,970	6,414
Tyson Foods Inc.	3.950%	8/15/24	11,202	11,466
Unilever Capital Corp.	3.100%	7/30/25	1,225	1,233
Unilever Capital Corp.	2.000%	7/28/26	7,200	6,580
Whirlpool Corp.	4.700%	6/1/22	2,648	2,870
Whirlpool Corp.	3.700%	3/1/23	3,475	3,561
Whirlpool Corp.	3.700%	5/1/25	1,600	1,626
Whole Foods Market Inc.	5.200%	12/3/25	7,375	7,705
Wyeth LLC	6.450%	2/1/24	8,139	9,972
Zeneca Wilmington Inc.	7.000%	11/15/23	1,600	1,961
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	6,500	6,507
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	14,633	14,255
Zoetis Inc.	3.250%	2/1/23	9,425	9,338
Zoetis Inc.	4.500%	11/13/25	5,725	6,068

Energy (9.4%)
Anadarko Petroleum Corp.	3.450%	7/15/24	6,258	6,019
Anadarko Petroleum Corp.	5.550%	3/15/26	8,930	9,771
Apache Corp.	3.250%	4/15/22	9,692	9,735
Apache Corp.	2.625%	1/15/23	1,075	1,026
Boardwalk Pipelines LP	3.375%	2/1/23	3,275	3,089
Boardwalk Pipelines LP	4.950%	12/15/24	4,225	4,285
Boardwalk Pipelines LP	5.950%	6/1/26	4,750	5,063
BP Capital Markets plc	3.062%	3/17/22	6,664	6,727
BP Capital Markets plc	3.245%	5/6/22	14,176	14,442

BP Capital Markets plc	2.500%	11/6/22	9,450	9,146
BP Capital Markets plc	2.750%	5/10/23	13,934	13,599
BP Capital Markets plc	3.994%	9/26/23	6,025	6,309
BP Capital Markets plc	3.216%	11/28/23	9,000	8,987
BP Capital Markets plc	3.814%	2/10/24	8,919	9,218
BP Capital Markets plc	3.535%	11/4/24	6,225	6,263
BP Capital Markets plc	3.506%	3/17/25	6,510	6,584
BP Capital Markets plc	3.119%	5/4/26	5,300	5,137
Buckeye Partners LP	4.150%	7/1/23	5,846	5,860
Canadian Natural Resources Ltd.	3.800%	4/15/24	8,579	8,424
Canadian Natural Resources Ltd.	3.900%	2/1/25	2,025	1,984
Chevron Corp.	2.411%	3/3/22	8,525	8,455
Chevron Corp.	2.355%	12/5/22	13,629	13,312
Chevron Corp.	2.566%	5/16/23	1,900	1,876
Chevron Corp.	3.191%	6/24/23	17,197	17,559
Chevron Corp.	3.326%	11/17/25	4,985	5,043
Chevron Corp.	2.954%	5/16/26	18,800	18,401
Cimarex Energy Co.	5.875%	5/1/22	3,820	3,986
Cimarex Energy Co.	4.375%	6/1/24	7,350	7,524
Columbia Pipeline Group Inc.	4.500%	6/1/25	6,775	7,024
ConocoPhillips Co.	2.400%	12/15/22	8,109	7,791
ConocoPhillips Co.	3.350%	11/15/24	5,367	5,284
ConocoPhillips Co.	4.950%	3/15/26	13,443	14,591
Devon Energy Corp.	3.250%	5/15/22	8,562	8,333
Devon Energy Corp.	5.850%	12/15/25	7,375	8,196
Dominion Gas Holdings LLC	3.550%	11/1/23	1,725	1,765
Dominion Gas Holdings LLC	3.600%	12/15/24	5,725	5,818
El Paso Natural Gas Co. LLC	8.625%	1/15/22	1,741	2,103
Enable Midstream Partners LP	3.900%	5/15/24	4,000	3,714
Enbridge Energy Partners LP	5.875%	10/15/25	3,550	3,951
Enbridge Inc.	4.000%	10/1/23	3,944	3,956
Enbridge Inc.	3.500%	6/10/24	4,706	4,550
Energy Transfer Partners LP	5.200%	2/1/22	8,782	9,412
Energy Transfer Partners LP	3.600%	2/1/23	6,545	6,355
Energy Transfer Partners LP	7.600%	2/1/24	1,430	1,571
Energy Transfer Partners LP	4.050%	3/15/25	8,045	7,777
Energy Transfer Partners LP	4.750%	1/15/26	8,370	8,427
EnLink Midstream Partners LP	4.400%	4/1/24	7,725	7,513
EnLink Midstream Partners LP	4.150%	6/1/25	1,319	1,246
EnLink Midstream Partners LP	4.850%	7/15/26	4,250	4,202
Enterprise Products Operating LLC	4.050%	2/15/22	4,793	5,022
Enterprise Products Operating LLC	3.350%	3/15/23	11,550	11,526
Enterprise Products Operating LLC	3.900%	2/15/24	5,054	5,141
Enterprise Products Operating LLC	3.750%	2/15/25	9,226	9,202
Enterprise Products Operating LLC	3.700%	2/15/26	4,950	4,875
EOG Resources Inc.	2.625%	3/15/23	9,543	9,224
EOG Resources Inc.	3.150%	4/1/25	4,301	4,188
EOG Resources Inc.	4.150%	1/15/26	4,644	4,835
EQT Midstream Partners LP	4.000%	8/1/24	2,775	2,686
Exxon Mobil Corp.	2.397%	3/6/22	14,000	13,896
Exxon Mobil Corp.	2.726%	3/1/23	5,670	5,660
Exxon Mobil Corp.	3.176%	3/15/24	2,965	3,001
Exxon Mobil Corp.	2.709%	3/6/25	13,820	13,462
Exxon Mobil Corp.	3.043%	3/1/26	21,044	20,803
FMC Technologies Inc.	3.450%	10/1/22	2,575	2,518
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	750
Halliburton Co.	3.500%	8/1/23	9,025	9,069

Halliburton Co.	3.800%	11/15/25	13,543	13,506
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	2,050	2,087
Hess Corp.	3.500%	7/15/24	2,000	1,850
HollyFrontier Corp.	5.875%	4/1/26	1,950	1,945
Husky Energy Inc.	3.950%	4/15/22	3,519	3,645
Husky Energy Inc.	4.000%	4/15/24	6,315	6,405
Kerr-McGee Corp.	6.950%	7/1/24	4,303	4,998
Kinder Morgan Energy Partners LP	4.150%	3/1/22	2,350	2,406
Kinder Morgan Energy Partners LP	3.950%	9/1/22	6,700	6,814
Kinder Morgan Energy Partners LP	3.450%	2/15/23	5,150	5,011
Kinder Morgan Energy Partners LP	3.500%	9/1/23	5,650	5,453
Kinder Morgan Energy Partners LP	4.150%	2/1/24	6,583	6,560
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,218	5,235
Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,868	4,869
Kinder Morgan Inc.	4.300%	6/1/25	8,350	8,441
Magellan Midstream Partners LP	3.200%	3/15/25	4,575	4,401
Magellan Midstream Partners LP	5.000%	3/1/26	3,050	3,334
Marathon Oil Corp.	2.800%	11/1/22	4,389	4,060
Marathon Oil Corp.	3.850%	6/1/25	9,767	9,083
Marathon Petroleum Corp.	3.625%	9/15/24	6,443	6,184
MPLX LP	4.500%	7/15/23	10,766	10,779
MPLX LP	4.875%	12/1/24	9,698	9,807
MPLX LP	4.000%	2/15/25	2,054	1,969
MPLX LP	4.875%	6/1/25	10,725	10,805
Nabors Industries Inc.	5.100%	9/15/23	2,625	2,569
National Fuel Gas Co.	4.900%	12/1/21	2,525	2,650
National Fuel Gas Co.	3.750%	3/1/23	6,075	5,846
National Fuel Gas Co.	5.200%	7/15/25	2,250	2,313
National Oilwell Varco Inc.	2.600%	12/1/22	10,519	9,674
Noble Energy Inc.	4.150%	12/15/21	7,386	7,634
Noble Energy Inc.	3.900%	11/15/24	4,827	4,773
Occidental Petroleum Corp.	3.125%	2/15/22	4,925	5,019
Occidental Petroleum Corp.	2.600%	4/15/22	4,225	4,204
Occidental Petroleum Corp.	2.700%	2/15/23	6,320	6,194
Occidental Petroleum Corp.	3.500%	6/15/25	5,140	5,172
Occidental Petroleum Corp.	3.400%	4/15/26	10,575	10,552
Oceaneering International Inc.	4.650%	11/15/24	2,850	2,764
ONEOK Partners LP	3.375%	10/1/22	6,713	6,676
ONEOK Partners LP	5.000%	9/15/23	1,450	1,536
ONEOK Partners LP	4.900%	3/15/25	5,450	5,743
Petro-Canada	7.875%	6/15/26	1,695	2,121
Phillips 66	4.300%	4/1/22	16,600	17,866
Phillips 66 Partners LP	3.605%	2/15/25	3,743	3,631
Phillips 66 Partners LP	3.550%	10/1/26	1,000	954
Pioneer Natural Resources Co.	3.950%	7/15/22	3,865	3,999
Pioneer Natural Resources Co.	4.450%	1/15/26	4,450	4,658
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	6,030	6,024
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	4,300	4,024
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	7,978	7,768
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	3,774	3,561
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	5,050	5,073

Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	7,326	8,092
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	9,190	9,695
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	3,800	3,928
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	5,160	5,173
Sasol Financing International plc	4.500%	11/14/22	3,100	3,011
Schlumberger Investment SA	3.650%	12/1/23	12,652	13,130
Shell International Finance BV	2.375%	8/21/22	6,014	5,875
Shell International Finance BV	2.250%	1/6/23	8,356	8,038
Shell International Finance BV	3.400%	8/12/23	7,119	7,274
Shell International Finance BV	3.250%	5/11/25	18,482	18,406
Shell International Finance BV	2.875%	5/10/26	16,200	15,599
Shell International Finance BV	2.500%	9/12/26	7,500	6,963
Spectra Energy Capital LLC	3.300%	3/15/23	6,925	6,630
Spectra Energy Partners LP	4.750%	3/15/24	7,725	8,164
Spectra Energy Partners LP	3.500%	3/15/25	5,550	5,403
Spectra Energy Partners LP	3.375%	10/15/26	3,500	3,310
Suncor Energy Inc.	3.600%	12/1/24	6,140	6,137
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,743
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,020	992
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	8,700	8,664
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	4,750	5,241
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	1,000	951
TC PipeLines LP	4.375%	3/13/25	100	99
Total Capital Canada Ltd.	2.750%	7/15/23	8,187	8,072
Total Capital International SA	2.875%	2/17/22	9,428	9,500
Total Capital International SA	2.700%	1/25/23	7,784	7,729
Total Capital International SA	3.700%	1/15/24	7,602	7,917
Total Capital International SA	3.750%	4/10/24	6,879	7,191
Total Capital SA	4.250%	12/15/21	5,450	5,893
TransCanada PipeLines Ltd.	2.500%	8/1/22	9,440	9,168
TransCanada PipeLines Ltd.	3.750%	10/16/23	6,449	6,659
TransCanada PipeLines Ltd.	4.875%	1/15/26	4,945	5,449
Valero Energy Corp.	3.650%	3/15/25	4,025	3,933
Valero Energy Corp.	3.400%	9/15/26	6,500	6,118
Western Gas Partners LP	4.000%	7/1/22	3,406	3,411
Western Gas Partners LP	3.950%	6/1/25	6,281	6,093
Western Gas Partners LP	4.650%	7/1/26	2,363	2,391
Williams Partners LP	3.600%	3/15/22	15,025	14,876
Williams Partners LP	3.350%	8/15/22	5,305	5,131
Williams Partners LP	4.500%	11/15/23	2,931	2,968
Williams Partners LP	4.300%	3/4/24	10,452	10,396
Williams Partners LP	3.900%	1/15/25	10,410	9,998
Williams Partners LP	4.000%	9/15/25	8,695	8,360
Williams Partners LP / ACMP Finance Corp.	6.125%	7/15/22	2,792	2,886
Williams Partners LP / ACMP Finance Corp.	4.875%	5/15/23	9,748	9,846
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	6,515	6,564

Other Industrial (0.2%)
CBRE Services Inc.	5.000%	3/15/23	3,917	4,044
CBRE Services Inc.	5.250%	3/15/25	4,400	4,532
CBRE Services Inc.	4.875%	3/1/26	5,545	5,538
Cintas Corp. No 2	3.250%	6/1/22	1,300	1,320
Fluor Corp.	3.500%	12/15/24	975	994

Howard Hughes Medical Institute Revenue	3.500%	9/1/23	8,117	8,440

Technology (8.7%)
Adobe Systems Inc.	3.250%	2/1/25	7,765	7,745
Alphabet Inc.	3.375%	2/25/24	7,198	7,488
Alphabet Inc.	1.998%	8/15/26	12,000	10,951
Altera Corp.	4.100%	11/15/23	3,400	3,651
Amphenol Corp.	4.000%	2/1/22	2,400	2,516
Analog Devices Inc.	2.875%	6/1/23	2,550	2,495
Analog Devices Inc.	3.125%	12/5/23	4,100	4,085
Analog Devices Inc.	3.900%	12/15/25	7,400	7,601
Analog Devices Inc.	3.500%	12/5/26	6,000	5,962
Apple Inc.	2.150%	2/9/22	6,587	6,470
Apple Inc.	2.700%	5/13/22	12,196	12,271
Apple Inc.	2.850%	2/23/23	13,100	13,117
Apple Inc.	2.400%	5/3/23	45,370	44,086
Apple Inc.	3.450%	5/6/24	19,404	19,960
Apple Inc.	2.500%	2/9/25	16,742	16,025
Apple Inc.	3.200%	5/13/25	14,719	14,821
Apple Inc.	3.250%	2/23/26	23,678	23,797
Apple Inc.	2.450%	8/4/26	8,550	8,023
Applied Materials Inc.	3.900%	10/1/25	6,750	7,080
Arrow Electronics Inc.	3.500%	4/1/22	2,536	2,523
Arrow Electronics Inc.	4.500%	3/1/23	2,170	2,216
Arrow Electronics Inc.	4.000%	4/1/25	2,400	2,339
Autodesk Inc.	3.600%	12/15/22	2,243	2,247
Autodesk Inc.	4.375%	6/15/25	1,800	1,838
Avnet Inc.	3.750%	12/1/21	1,000	1,002
Avnet Inc.	4.875%	12/1/22	2,825	2,930
Avnet Inc.	4.625%	4/15/26	3,800	3,687
Baidu Inc.	3.500%	11/28/22	5,699	5,713
Baidu Inc.	4.125%	6/30/25	2,450	2,476
Broadcom Corp.	2.500%	8/15/22	500	428
Broadridge Financial Solutions Inc.	3.400%	6/27/26	3,485	3,378
CA Inc.	4.500%	8/15/23	3,950	4,091
Cadence Design Systems Inc.	4.375%	10/15/24	1,575	1,547
Cisco Systems Inc.	3.000%	6/15/22	2,100	2,139
Cisco Systems Inc.	2.600%	2/28/23	7,000	6,906
Cisco Systems Inc.	2.200%	9/20/23	6,500	6,231
Cisco Systems Inc.	3.625%	3/4/24	11,856	12,354
Cisco Systems Inc.	2.950%	2/28/26	10,083	9,965
Cisco Systems Inc.	2.500%	9/20/26	2,500	2,363
Computer Sciences Corp.	4.450%	9/15/22	1,500	1,552
Corning Inc.	2.900%	5/15/22	2,000	2,018
Corning Inc.	3.700%	11/15/23	1,300	1,328
1 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	31,335	32,664
1 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	34,833	36,593
Dun & Bradstreet Corp.	4.375%	12/1/22	1,800	1,827
Equifax Inc.	3.300%	12/15/22	1,750	1,776
Equifax Inc.	3.250%	6/1/26	2,150	2,089
Fidelity National Information Services Inc.	5.000%	3/15/22	4,273	4,401
Fidelity National Information Services Inc.	4.500%	10/15/22	3,589	3,811
Fidelity National Information Services Inc.	3.500%	4/15/23	6,550	6,618
Fidelity National Information Services Inc.	3.875%	6/5/24	5,283	5,386
Fidelity National Information Services Inc.	5.000%	10/15/25	15,815	17,062

Fidelity National Information Services Inc.	3.000%	8/15/26	12,100	11,249
Fiserv Inc.	3.500%	10/1/22	6,366	6,508
Fiserv Inc.	3.850%	6/1/25	7,350	7,496
Flex Ltd.	5.000%	2/15/23	2,000	2,119
Flex Ltd.	4.750%	6/15/25	3,875	4,044
1 Hewlett Packard Enterprise Co.	4.650%	10/15/22	13,351	14,101
1 Hewlett Packard Enterprise Co.	5.150%	10/15/25	19,375	19,752
HP Inc.	4.650%	12/9/21	8,699	9,250
HP Inc.	4.050%	9/15/22	2,900	2,974
Ingram Micro Inc.	5.000%	8/10/22	450	454
Ingram Micro Inc.	4.950%	12/15/24	5,458	5,360
Intel Corp.	3.300%	10/1/21	1	1
Intel Corp.	3.100%	7/29/22	9,157	9,421
Intel Corp.	2.700%	12/15/22	12,697	12,775
Intel Corp.	3.700%	7/29/25	18,366	19,301
Intel Corp.	2.600%	5/19/26	3,288	3,176
International Business Machines Corp.	1.875%	8/1/22	6,210	5,953
International Business Machines Corp.	2.875%	11/9/22	8,850	8,891
International Business Machines Corp.	3.375%	8/1/23	9,400	9,659
International Business Machines Corp.	3.625%	2/12/24	18,724	19,442
International Business Machines Corp.	7.000%	10/30/25	5,350	6,877
International Business Machines Corp.	3.450%	2/19/26	6,775	6,889
Jabil Circuit Inc.	4.700%	9/15/22	2,825	2,903
Juniper Networks Inc.	4.500%	3/15/24	2,525	2,595
Juniper Networks Inc.	4.350%	6/15/25	1,450	1,457
Keysight Technologies Inc.	4.550%	10/30/24	4,400	4,383
KLA-Tencor Corp.	4.650%	11/1/24	9,935	10,468
Lam Research Corp.	3.800%	3/15/25	3,525	3,528
Maxim Integrated Products Inc.	3.375%	3/15/23	3,640	3,583
Microsoft Corp.	2.375%	2/12/22	16,199	16,149
Microsoft Corp.	2.650%	11/3/22	8,275	8,334
Microsoft Corp.	2.125%	11/15/22	5,570	5,441
Microsoft Corp.	2.375%	5/1/23	5,377	5,285
Microsoft Corp.	2.000%	8/8/23	11,150	10,620
Microsoft Corp.	3.625%	12/15/23	8,595	9,007
Microsoft Corp.	2.700%	2/12/25	17,316	16,958
Microsoft Corp.	3.125%	11/3/25	20,967	21,176
Microsoft Corp.	2.400%	8/8/26	32,340	30,625
Motorola Solutions Inc.	3.750%	5/15/22	7,878	7,905
Motorola Solutions Inc.	3.500%	3/1/23	5,515	5,395
Motorola Solutions Inc.	4.000%	9/1/24	5,891	5,777
Motorola Solutions Inc.	7.500%	5/15/25	1,471	1,693
NetApp Inc.	3.250%	12/15/22	450	447
NVIDIA Corp.	3.200%	9/16/26	7,450	7,143
Oracle Corp.	2.500%	5/15/22	24,266	24,023
Oracle Corp.	2.500%	10/15/22	21,306	20,987
Oracle Corp.	3.625%	7/15/23	10,581	11,016
Oracle Corp.	2.400%	9/15/23	18,650	17,995
Oracle Corp.	3.400%	7/8/24	13,694	13,927
Oracle Corp.	2.950%	5/15/25	14,235	13,967
Oracle Corp.	2.650%	7/15/26	18,500	17,536
Pitney Bowes Inc.	4.625%	3/15/24	3,569	3,512
QUALCOMM Inc.	3.000%	5/20/22	16,002	16,221
QUALCOMM Inc.	3.450%	5/20/25	12,866	13,049
Seagate HDD Cayman	4.750%	6/1/23	7,582	7,364
Seagate HDD Cayman	4.750%	1/1/25	6,225	5,805
Symantec Corp.	3.950%	6/15/22	2,955	2,895

Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	5,575	5,636
Texas Instruments Inc.	1.850%	5/15/22	500	482
Texas Instruments Inc.	2.250%	5/1/23	2,685	2,586
Total System Services Inc.	3.750%	6/1/23	2,950	2,954
Total System Services Inc.	4.800%	4/1/26	7,050	7,464
Trimble Navigation Ltd.	4.750%	12/1/24	1,975	2,004
Tyco Electronics Group SA	3.500%	2/3/22	3,468	3,581
Tyco Electronics Group SA	3.450%	8/1/24	2,200	2,233
Tyco Electronics Group SA	3.700%	2/15/26	3,900	3,965
Verisk Analytics Inc.	4.125%	9/12/22	3,090	3,198
Verisk Analytics Inc.	4.000%	6/15/25	9,150	9,278
Xerox Corp.	3.800%	5/15/24	1,625	1,552

Transportation (2.2%)
2 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	2,849	2,949
2 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	7,252	7,760
2 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	2,855	2,891
2 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,586	1,547
2 BNSF Funding Trust I	6.613%	12/15/55	1,890	2,171
Burlington Northern Santa Fe LLC	3.050%	3/15/22	3,695	3,790
Burlington Northern Santa Fe LLC	3.050%	9/1/22	7,275	7,437
Burlington Northern Santa Fe LLC	3.000%	3/15/23	3,883	3,928
Burlington Northern Santa Fe LLC	3.850%	9/1/23	4,437	4,683
Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,925	4,118
Burlington Northern Santa Fe LLC	3.400%	9/1/24	5,056	5,196
Burlington Northern Santa Fe LLC	3.000%	4/1/25	3,500	3,488
Burlington Northern Santa Fe LLC	3.650%	9/1/25	4,515	4,716
Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,715	3,473
Canadian National Railway Co.	2.850%	12/15/21	2,710	2,762
Canadian National Railway Co.	2.250%	11/15/22	1,525	1,485
Canadian National Railway Co.	2.950%	11/21/24	2,925	2,949
Canadian National Railway Co.	2.750%	3/1/26	2,725	2,671
Canadian Pacific Railway Co.	4.450%	3/15/23	3,711	3,982
Canadian Pacific Railway Co.	2.900%	2/1/25	5,950	5,816
Canadian Pacific Railway Co.	3.700%	2/1/26	1,935	1,998
Canadian Pacific Railway Ltd.	4.500%	1/15/22	1,575	1,703
2 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	3,188	3,530
2 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	7,317	7,646
2 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	3,537	3,661
CSX Corp.	3.700%	11/1/23	3,075	3,191
CSX Corp.	3.400%	8/1/24	4,708	4,801
CSX Corp.	3.350%	11/1/25	2,975	2,978
CSX Corp.	2.600%	11/1/26	4,000	3,737
2 CSX Transportation Inc.	6.251%	1/15/23	31	36
2 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	4,805	5,597
FedEx Corp.	2.625%	8/1/22	3,230	3,233
FedEx Corp.	2.700%	4/15/23	1,700	1,679
FedEx Corp.	4.000%	1/15/24	5,225	5,531
FedEx Corp.	3.200%	2/1/25	4,891	4,875

FedEx Corp.	3.250%	4/1/26	7,650	7,579
2 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	2,277	2,319
JB Hunt Transport Services Inc.	3.300%	8/15/22	2,400	2,403
JB Hunt Transport Services Inc.	3.850%	3/15/24	2,325	2,356
Kansas City Southern	3.000%	5/15/23	4,125	4,012
Kansas City Southern	3.125%	6/1/26	2,900	2,764
Norfolk Southern Corp.	3.250%	12/1/21	4,021	4,148
Norfolk Southern Corp.	3.000%	4/1/22	7,442	7,530
Norfolk Southern Corp.	2.903%	2/15/23	3,986	3,956
Norfolk Southern Corp.	3.850%	1/15/24	2,635	2,751
Norfolk Southern Corp.	5.590%	5/17/25	3,270	3,736
Southwest Airlines Co.	3.000%	11/15/26	2,500	2,366
2 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,213	1,346
Trinity Industries Inc.	4.550%	10/1/24	2,490	2,378
Union Pacific Corp.	4.163%	7/15/22	6,099	6,611
Union Pacific Corp.	2.950%	1/15/23	2,925	2,950
Union Pacific Corp.	2.750%	4/15/23	1,550	1,547
Union Pacific Corp.	3.646%	2/15/24	3,550	3,708
Union Pacific Corp.	3.750%	3/15/24	3,675	3,877
Union Pacific Corp.	3.250%	1/15/25	3,600	3,670
Union Pacific Corp.	3.250%	8/15/25	4,479	4,555
Union Pacific Corp.	2.750%	3/1/26	3,798	3,711
2 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	3,789	3,993
2 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	3,707	3,827
2 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	5,621	5,642
United Parcel Service Inc.	2.450%	10/1/22	9,197	9,143
United Parcel Service Inc.	2.400%	11/15/26	2,000	1,886
2 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	909	1,016
2 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	2,937	3,021
2 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	1,891	2,014
				6,853,526
Utilities (5.4%)
Electric (5.0%)
1 AEP Transmission Co. LLC	3.100%	12/1/26	1,830	1,801
Alabama Power Co.	3.550%	12/1/23	2,400	2,493
Alabama Power Co.	2.800%	4/1/25	5,150	5,057
Ameren Corp.	3.650%	2/15/26	1,060	1,067
Ameren Illinois Co.	2.700%	9/1/22	2,670	2,686
Ameren Illinois Co.	3.250%	3/1/25	5,400	5,468
American Electric Power Co. Inc.	2.950%	12/15/22	2,379	2,403
Appalachian Power Co.	3.400%	6/1/25	1,200	1,210
Arizona Public Service Co.	3.350%	6/15/24	900	917
Arizona Public Service Co.	3.150%	5/15/25	2,000	2,014
Arizona Public Service Co.	2.550%	9/15/26	4,175	3,943
Baltimore Gas & Electric Co.	3.350%	7/1/23	1,125	1,148
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,575	3,351
Berkshire Hathaway Energy Co.	3.750%	11/15/23	3,525	3,688
Berkshire Hathaway Energy Co.	3.500%	2/1/25	4,525	4,613
Black Hills Corp.	4.250%	11/30/23	1,000	1,052

Black Hills Corp.	3.950%	1/15/26	3,720	3,821
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,875	1,841
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,650	1,550
1 Cleco Corporate Holdings LLC	3.743%	5/1/26	7,750	7,597
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,300	2,569
CMS Energy Corp.	5.050%	3/15/22	2,775	3,054
CMS Energy Corp.	3.875%	3/1/24	1,835	1,896
CMS Energy Corp.	3.600%	11/15/25	1,750	1,765
CMS Energy Corp.	3.000%	5/15/26	2,045	1,959
Commonwealth Edison Co.	3.100%	11/1/24	2,325	2,335
Commonwealth Edison Co.	2.550%	6/15/26	5,600	5,331
Connecticut Light & Power Co.	2.500%	1/15/23	4,475	4,389
Consolidated Edison Co. of New York Inc.	3.300%	12/1/24	1,325	1,349
Consolidated Edison Co. of New York Inc.	2.900%	12/1/26	1,575	1,531
Consumers Energy Co.	2.850%	5/15/22	2,684	2,732
Consumers Energy Co.	3.375%	8/15/23	3,060	3,162
Consumers Energy Co.	3.125%	8/31/24	1,600	1,618
Delmarva Power & Light Co.	3.500%	11/15/23	4,249	4,380
Dominion Resources Inc.	2.750%	9/15/22	1,500	1,483
Dominion Resources Inc.	3.625%	12/1/24	3,350	3,375
Dominion Resources Inc.	3.900%	10/1/25	6,400	6,521
Dominion Resources Inc.	2.850%	8/15/26	2,800	2,617
2 Dominion Resources Inc.	5.750%	10/1/54	4,975	5,086
DTE Electric Co.	2.650%	6/15/22	3,982	4,003
DTE Electric Co.	3.650%	3/15/24	3,350	3,503
DTE Electric Co.	3.375%	3/1/25	1,700	1,740
DTE Energy Co.	3.300%	6/15/22	2,375	2,427
DTE Energy Co.	3.500%	6/1/24	3,100	3,142
DTE Energy Co.	2.850%	10/1/26	6,950	6,464
Duke Energy Carolinas LLC	2.950%	12/1/26	4,600	4,539
Duke Energy Corp.	3.050%	8/15/22	5,223	5,275
Duke Energy Corp.	3.950%	10/15/23	3,700	3,861
Duke Energy Corp.	3.750%	4/15/24	8,775	8,981
Duke Energy Corp.	2.650%	9/1/26	5,000	4,633
Duke Energy Ohio Inc.	3.800%	9/1/23	5,886	6,165
Duke Energy Progress LLC	2.800%	5/15/22	3,722	3,777
Duke Energy Progress LLC	3.250%	8/15/25	6,500	6,620
Edison International	2.950%	3/15/23	2,100	2,088
1 Emera US Finance LP	3.550%	6/15/26	6,565	6,431
Empresa Nacional de Electricidad SA	4.250%	4/15/24	2,200	2,214
Enersis Americas SA	4.000%	10/25/26	2,100	2,003
Entergy Arkansas Inc.	3.050%	6/1/23	550	554
Entergy Arkansas Inc.	3.700%	6/1/24	1,100	1,142
Entergy Arkansas Inc.	3.500%	4/1/26	3,020	3,091
Entergy Corp.	4.000%	7/15/22	2,874	3,008
Entergy Corp.	2.950%	9/1/26	4,825	4,521
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,785	3,228
Entergy Louisiana LLC	4.050%	9/1/23	5,150	5,424
Entergy Louisiana LLC	5.400%	11/1/24	3,515	4,026
Entergy Louisiana LLC	4.440%	1/15/26	210	221
Entergy Louisiana LLC	2.400%	10/1/26	6,200	5,776
Entergy Mississippi Inc.	3.100%	7/1/23	2,225	2,188
Eversource Energy	2.800%	5/1/23	1,985	1,942
Eversource Energy	3.150%	1/15/25	3,300	3,254
Eversource Energy	3.350%	3/15/26	3,875	3,839
Exelon Corp.	3.950%	6/15/25	10,450	10,712
Exelon Corp.	3.400%	4/15/26	1,500	1,466

Exelon Generation Co. LLC	4.250%	6/15/22	6,661	6,921
FirstEnergy Corp.	4.250%	3/15/23	6,000	6,215
Florida Power & Light Co.	2.750%	6/1/23	2,150	2,154
Florida Power & Light Co.	3.250%	6/1/24	2,425	2,482
Florida Power & Light Co.	3.125%	12/1/25	4,800	4,856
1 Fortis Inc.	3.055%	10/4/26	12,950	12,138
Georgia Power Co.	3.250%	4/1/26	1,800	1,813
Great Plains Energy Inc.	5.292%	6/15/22	2,000	2,163
Indiana Michigan Power Co.	3.200%	3/15/23	2,125	2,143
Interstate Power & Light Co.	3.250%	12/1/24	1,275	1,276
Interstate Power & Light Co.	3.400%	8/15/25	1,885	1,902
ITC Holdings Corp.	4.050%	7/1/23	1,925	1,981
ITC Holdings Corp.	3.650%	6/15/24	2,575	2,579
ITC Holdings Corp.	3.250%	6/30/26	2,575	2,483
Kansas City Power & Light Co.	3.150%	3/15/23	5,525	5,492
Kansas City Power & Light Co.	3.650%	8/15/25	400	400
Kentucky Utilities Co.	3.300%	10/1/25	3,700	3,749
Louisville Gas & Electric Co.	3.300%	10/1/25	1,600	1,618
MidAmerican Energy Co.	3.700%	9/15/23	250	263
MidAmerican Energy Co.	3.500%	10/15/24	4,573	4,749
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	3,148	3,223
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,800	3,787
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	875	899
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	4,062	3,985
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	5,153	5,190
2 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,850	1,856
2 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	3,125	3,294
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	1,625	1,656
Northern States Power Co.	2.150%	8/15/22	1,575	1,545
Northern States Power Co.	2.600%	5/15/23	2,685	2,670
NSTAR Electric Co.	2.375%	10/15/22	1,800	1,764
NSTAR Electric Co.	3.250%	11/15/25	775	778
NSTAR Electric Co.	2.700%	6/1/26	1,775	1,701
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	2,750	2,944
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,419	6,641
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,350	2,327
Pacific Gas & Electric Co.	2.450%	8/15/22	3,616	3,584
Pacific Gas & Electric Co.	3.250%	6/15/23	2,725	2,779
Pacific Gas & Electric Co.	3.850%	11/15/23	2,113	2,236
Pacific Gas & Electric Co.	3.750%	2/15/24	3,006	3,138
Pacific Gas & Electric Co.	3.400%	8/15/24	2,975	3,040
Pacific Gas & Electric Co.	3.500%	6/15/25	3,775	3,868
Pacific Gas & Electric Co.	2.950%	3/1/26	6,900	6,759
PacifiCorp	2.950%	2/1/22	4,462	4,537
PacifiCorp	3.600%	4/1/24	2,650	2,751
PacifiCorp	3.350%	7/1/25	4,250	4,340
PECO Energy Co.	2.375%	9/15/22	1,829	1,806
PECO Energy Co.	3.150%	10/15/25	1,100	1,103
Potomac Electric Power Co.	3.600%	3/15/24	1,700	1,760
PPL Capital Funding Inc.	4.200%	6/15/22	4,420	4,689

PPL Capital Funding Inc.	3.500%	12/1/22	2,695	2,758
PPL Capital Funding Inc.	3.400%	6/1/23	3,119	3,138
PPL Capital Funding Inc.	3.950%	3/15/24	2,138	2,208
PPL Capital Funding Inc.	3.100%	5/15/26	6,250	6,003
Progress Energy Inc.	3.150%	4/1/22	1,150	1,166
PSEG Power LLC	4.300%	11/15/23	1,325	1,370
Public Service Co. of Colorado	2.250%	9/15/22	4,085	4,026
Public Service Co. of Colorado	2.500%	3/15/23	800	786
Public Service Co. of Colorado	2.900%	5/15/25	2,725	2,697
Public Service Co. of New Hampshire	3.500%	11/1/23	2,550	2,612
Public Service Co. of New Mexico	3.850%	8/1/25	1,475	1,524
Public Service Electric & Gas Co.	2.375%	5/15/23	3,677	3,593
Public Service Electric & Gas Co.	3.150%	8/15/24	2,250	2,281
Public Service Electric & Gas Co.	3.050%	11/15/24	4,825	4,857
Public Service Electric & Gas Co.	3.000%	5/15/25	1,656	1,661
Public Service Electric & Gas Co.	2.250%	9/15/26	3,725	3,467
Puget Energy Inc.	5.625%	7/15/22	3,950	4,396
Puget Energy Inc.	3.650%	5/15/25	2,350	2,324
San Diego Gas & Electric Co.	3.600%	9/1/23	2,250	2,359
San Diego Gas & Electric Co.	2.500%	5/15/26	4,475	4,276
San Diego Gas & Electric Co.	6.000%	6/1/26	870	1,063
SCANA Corp.	4.125%	2/1/22	2,325	2,369
Scottish Power Ltd.	5.810%	3/15/25	1,760	1,952
Sierra Pacific Power Co.	3.375%	8/15/23	750	768
Sierra Pacific Power Co.	2.600%	5/1/26	4,400	4,199
2 Southern California Edison Co.	1.845%	2/1/22	2,180	2,149
Southern California Edison Co.	2.400%	2/1/22	850	846
Southern California Edison Co.	3.500%	10/1/23	4,556	4,745
Southern Co.	2.950%	7/1/23	10,625	10,501
Southern Co.	3.250%	7/1/26	10,475	10,175
Southern Power Co.	2.500%	12/15/21	2,250	2,206
Southern Power Co.	4.150%	12/1/25	3,475	3,581
Southwestern Electric Power Co.	3.550%	2/15/22	3,425	3,550
Southwestern Electric Power Co.	2.750%	10/1/26	2,150	2,021
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,880
System Energy Resources Inc.	4.100%	4/1/23	4,350	4,470
Tampa Electric Co.	2.600%	9/15/22	2,586	2,559
TransAlta Corp.	4.500%	11/15/22	2,169	2,131
Tri-State Generation & Transmission Assn.
Inc.	3.700%	11/1/24	1,100	1,115
Tucson Electric Power Co.	3.050%	3/15/25	1,650	1,572
Union Electric Co.	3.500%	4/15/24	3,550	3,674
Virginia Electric & Power Co.	2.950%	1/15/22	3,725	3,791
Virginia Electric & Power Co.	3.450%	9/1/22	1,965	2,042
Virginia Electric & Power Co.	2.750%	3/15/23	7,432	7,374
Virginia Electric & Power Co.	3.450%	2/15/24	1,515	1,560
Virginia Electric & Power Co.	3.150%	1/15/26	4,220	4,185
Virginia Electric & Power Co.	2.950%	11/15/26	2,300	2,241
WEC Energy Group Inc.	3.550%	6/15/25	3,026	3,078
Westar Energy Inc.	3.250%	12/1/25	2,250	2,240
Westar Energy Inc.	2.550%	7/1/26	2,725	2,572
Wisconsin Electric Power Co.	3.100%	6/1/25	700	702
Wisconsin Power & Light Co.	2.250%	11/15/22	875	857
Xcel Energy Inc.	2.600%	3/15/22	2,950	2,946
Xcel Energy Inc.	3.300%	6/1/25	3,775	3,776
Xcel Energy Inc.	3.350%	12/1/26	2,950	2,946

Natural Gas (0.3%)
NiSource Finance Corp.	6.125%	3/1/22	5,010	5,788
Nisource Finance Corp.	3.850%	2/15/23	1,000	1,031
ONE Gas Inc.	3.610%	2/1/24	1,500	1,539
Sempra Energy	2.875%	10/1/22	3,850	3,837
Sempra Energy	4.050%	12/1/23	5,400	5,666
Sempra Energy	3.550%	6/15/24	2,699	2,735
Sempra Energy	3.750%	11/15/25	2,325	2,356
Southern California Gas Co.	3.150%	9/15/24	2,025	2,049
Southern California Gas Co.	3.200%	6/15/25	1,000	1,013
Southern California Gas Co.	2.600%	6/15/26	6,400	6,150
Southern Co. Gas Capital Corp.	2.450%	10/1/23	2,500	2,399
Southern Co. Gas Capital Corp.	3.875%	11/15/25	1,975	2,029
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,875	2,811
Southwest Gas Corp.	3.875%	4/1/22	500	511

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	2,275	2,405
American Water Capital Corp.	3.400%	3/1/25	3,972	4,067
American Water Capital Corp.	3.000%	12/1/26	1,500	1,479
				618,360
Total Corporate Bonds (Cost $11,285,670)				11,204,431
Taxable Municipal Bond (0.0%)
George Washington University District of
Columbia GO (Cost $1,487)	3.485%	9/15/22	1,450	1,501

			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
3 Vanguard Market Liquidity Fund (Cost
$142,932)	0.691%		1,429,176	142,932

Total Investments (99.9%) (Cost $11,430,195)				11,348,971
Other Assets and Liabilities-Net (0.1%)4				7,087
Net Assets (100%)				11,356,058

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $243,590,000, representing 2.1% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $1,146,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the

Intermediate-Term Corporate Bond Index Fund

securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2017	696	82,019	(164)
10-Year U.S. Treasury Note	March 2017	(110)	(13,697)	(14)
				(178)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

Intermediate-Term Corporate Bond Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	107	—
Corporate Bonds	—	11,194,384	10,047
Taxable Municipal Bonds	—	1,501	—
Temporary Cash Investments	142,932	—	—
Futures Contracts—Assets[1]	544	—	—
Futures Contracts—Liabilities[1]	(196)	—	—
Total	143,280	11,195,992	10,047
1 Represents variation margin on the last day of the reporting period.

D. At November 30, 2016, the cost of investment securities for tax purposes was $11,434,817,000. Net unrealized depreciation of investment securities for tax purposes was $85,846,000, consisting of unrealized gains of $65,121,000 on securities that had risen in value since their purchase and $150,967,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
United States Treasury Note/Bond (Cost
$4,872)	2.000%	11/15/26	5,035	4,863
Corporate Bonds (98.2%)
Finance (16.8%)
Banking (9.1%)
American Express Co.	4.050%	12/3/42	1,207	1,158
Bank of America Corp.	3.248%	10/21/27	3,300	3,140
Bank of America Corp.	6.750%	6/1/28	575	685
Bank of America Corp.	6.110%	1/29/37	3,015	3,512
Bank of America Corp.	7.750%	5/14/38	2,253	3,088
Bank of America Corp.	5.875%	2/7/42	1,150	1,371
Bank of America Corp.	5.000%	1/21/44	2,880	3,094
Bank of America Corp.	4.875%	4/1/44	1,937	2,063
Bank of America Corp.	4.750%	4/21/45	600	595
Bank of America NA	6.000%	10/15/36	1,595	1,921
Bank of New York Mellon Corp.	3.000%	10/30/28	400	379
Bank One Capital III	8.750%	9/1/30	845	1,207
Bank One Corp.	8.000%	4/29/27	500	648
Barclays plc	5.250%	8/17/45	1,190	1,246
Citigroup Inc.	4.400%	6/10/25	750	764
Citigroup Inc.	4.450%	9/29/27	4,180	4,213
Citigroup Inc.	6.625%	1/15/28	200	239
Citigroup Inc.	4.125%	7/25/28	1,087	1,067
Citigroup Inc.	6.625%	6/15/32	1,320	1,575
Citigroup Inc.	6.000%	10/31/33	1,410	1,594
Citigroup Inc.	6.125%	8/25/36	798	914
Citigroup Inc.	8.125%	7/15/39	2,627	3,828
Citigroup Inc.	5.875%	1/30/42	1,831	2,164
Citigroup Inc.	6.675%	9/13/43	1,160	1,457
Citigroup Inc.	4.950%	11/7/43	661	695
Citigroup Inc.	5.300%	5/6/44	1,900	2,011
Citigroup Inc.	4.650%	7/30/45	1,300	1,342
Citigroup Inc.	4.750%	5/18/46	1,250	1,230
Cooperatieve Rabobank UA	5.250%	5/24/41	1,880	2,159
Cooperatieve Rabobank UA	5.750%	12/1/43	1,775	2,057
Cooperatieve Rabobank UA	5.250%	8/4/45	1,644	1,777
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	2,070	2,075
Credit Suisse USA Inc.	7.125%	7/15/32	640	836
Fifth Third Bancorp	8.250%	3/1/38	937	1,311
First Republic Bank	4.375%	8/1/46	200	178
Goldman Sachs Capital I	6.345%	2/15/34	1,280	1,486
Goldman Sachs Group Inc.	5.950%	1/15/27	1,798	2,029
Goldman Sachs Group Inc.	6.125%	2/15/33	3,170	3,786
Goldman Sachs Group Inc.	6.450%	5/1/36	1,445	1,701
Goldman Sachs Group Inc.	6.750%	10/1/37	7,010	8,595
Goldman Sachs Group Inc.	6.250%	2/1/41	3,755	4,589
Goldman Sachs Group Inc.	4.800%	7/8/44	2,117	2,206
Goldman Sachs Group Inc.	5.150%	5/22/45	3,140	3,211
Goldman Sachs Group Inc.	4.750%	10/21/45	2,323	2,408

HSBC Bank USA NA	5.875%	11/1/34	965	1,106
HSBC Bank USA NA	5.625%	8/15/35	710	791
HSBC Bank USA NA	7.000%	1/15/39	1,175	1,504
HSBC Holdings plc	7.625%	5/17/32	1,095	1,398
HSBC Holdings plc	6.500%	5/2/36	2,750	3,311
HSBC Holdings plc	6.500%	9/15/37	3,345	4,028
HSBC Holdings plc	6.800%	6/1/38	1,680	2,087
HSBC Holdings plc	6.100%	1/14/42	990	1,222
HSBC Holdings plc	5.250%	3/14/44	2,197	2,309
JPMorgan Chase & Co.	4.125%	12/15/26	1,502	1,538
JPMorgan Chase & Co.	4.250%	10/1/27	2,325	2,384
JPMorgan Chase & Co.	3.625%	12/1/27	650	629
JPMorgan Chase & Co.	6.400%	5/15/38	2,920	3,711
JPMorgan Chase & Co.	5.500%	10/15/40	2,040	2,362
JPMorgan Chase & Co.	5.600%	7/15/41	2,235	2,631
JPMorgan Chase & Co.	5.400%	1/6/42	2,105	2,426
JPMorgan Chase & Co.	5.625%	8/16/43	1,475	1,678
JPMorgan Chase & Co.	4.850%	2/1/44	1,665	1,822
JPMorgan Chase & Co.	4.950%	6/1/45	2,281	2,407
KeyBank NA	6.950%	2/1/28	361	441
Lloyds Banking Group plc	5.300%	12/1/45	790	791
Morgan Stanley	3.950%	4/23/27	3,620	3,572
Morgan Stanley	7.250%	4/1/32	1,375	1,841
Morgan Stanley	6.375%	7/24/42	2,911	3,709
Morgan Stanley	4.300%	1/27/45	4,296	4,260
Regions Bank	6.450%	6/26/37	597	667
Regions Financial Corp.	7.375%	12/10/37	350	417
Santander UK plc	7.950%	10/26/29	370	436
Wachovia Bank NA	5.850%	2/1/37	1,145	1,335
Wachovia Corp.	7.500%	4/15/35	445	574
Wachovia Corp.	5.500%	8/1/35	609	670
Wachovia Corp.	6.550%	10/15/35	25	30
Wells Fargo & Co.	4.300%	7/22/27	3,015	3,099
Wells Fargo & Co.	5.375%	2/7/35	1,310	1,481
Wells Fargo & Co.	5.375%	11/2/43	2,849	3,122
Wells Fargo & Co.	5.606%	1/15/44	3,467	3,910
Wells Fargo & Co.	4.650%	11/4/44	2,476	2,476
Wells Fargo & Co.	3.900%	5/1/45	2,295	2,163
Wells Fargo & Co.	4.900%	11/17/45	2,737	2,805
Wells Fargo & Co.	4.400%	6/14/46	2,320	2,238
Wells Fargo Bank NA	5.950%	8/26/36	1,175	1,377
Wells Fargo Bank NA	6.600%	1/15/38	1,525	1,927
1 Wells Fargo Capital X	5.950%	12/1/86	1,150	1,219

Brokerage (0.3%)
Brookfield Asset Management Inc.	7.375%	3/1/33	235	269
CME Group Inc.	5.300%	9/15/43	995	1,152
Invesco Finance plc	5.375%	11/30/43	840	879
Jefferies Group LLC	6.450%	6/8/27	349	377
Jefferies Group LLC	6.250%	1/15/36	635	620
Jefferies Group LLC	6.500%	1/20/43	475	470
Lazard Group LLC	3.625%	3/1/27	325	309
Legg Mason Inc.	5.625%	1/15/44	695	661
Leucadia National Corp.	6.625%	10/23/43	285	279
Raymond James Financial Inc.	4.950%	7/15/46	275	260

Finance Companies (0.8%)
GATX Corp.	5.200%	3/15/44	265	255
GATX Corp.	4.500%	3/30/45	505	440
GE Capital International Funding Co.	4.418%	11/15/35	14,667	15,216

Insurance (6.0%)
ACE Capital Trust II	9.700%	4/1/30	340	509
Aetna Inc.	4.250%	6/15/36	2,285	2,264
Aetna Inc.	6.625%	6/15/36	830	1,047
Aetna Inc.	6.750%	12/15/37	715	929
Aetna Inc.	4.500%	5/15/42	689	682
Aetna Inc.	4.125%	11/15/42	550	503
Aetna Inc.	4.750%	3/15/44	425	439
Aetna Inc.	4.375%	6/15/46	3,275	3,192
Aflac Inc.	6.900%	12/17/39	495	644
Aflac Inc.	6.450%	8/15/40	500	623
Aflac Inc.	4.000%	10/15/46	625	579
Alleghany Corp.	4.900%	9/15/44	304	283
Allstate Corp.	5.350%	6/1/33	315	362
Allstate Corp.	5.550%	5/9/35	590	696
Allstate Corp.	5.950%	4/1/36	510	620
Allstate Corp.	4.500%	6/15/43	580	611
1 Allstate Corp.	6.500%	5/15/67	650	744
American International Group Inc.	3.875%	1/15/35	1,700	1,583
American International Group Inc.	4.700%	7/10/35	773	794
American International Group Inc.	6.250%	5/1/36	1,138	1,351
American International Group Inc.	4.500%	7/16/44	3,629	3,528
American International Group Inc.	4.375%	1/15/55	1,025	918
1 American International Group Inc.	8.175%	5/15/68	475	607
Anthem Inc.	5.950%	12/15/34	466	520
Anthem Inc.	5.850%	1/15/36	995	1,111
Anthem Inc.	6.375%	6/15/37	840	1,008
Anthem Inc.	4.625%	5/15/42	1,346	1,329
Anthem Inc.	4.650%	1/15/43	890	883
Anthem Inc.	5.100%	1/15/44	825	865
Anthem Inc.	4.650%	8/15/44	1,125	1,114
Anthem Inc.	4.850%	8/15/54	375	380
Aon Corp.	8.205%	1/1/27	1,185	1,525
Aon Corp.	6.250%	9/30/40	285	336
Aon plc	4.450%	5/24/43	350	338
Aon plc	4.600%	6/14/44	650	641
Aon plc	4.750%	5/15/45	850	855
Arch Capital Finance LLC	4.011%	12/15/26	150	150
Arch Capital Finance LLC	5.031%	12/15/46	750	756
Arch Capital Group Ltd.	7.350%	5/1/34	375	478
Arch Capital Group US Inc.	5.144%	11/1/43	670	678
Assurant Inc.	6.750%	2/15/34	500	584
AXA SA	8.600%	12/15/30	2,060	2,817
AXIS Specialty Finance plc	5.150%	4/1/45	525	513
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,169	1,423
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,290	1,328
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	670	683
Berkshire Hathaway Inc.	4.500%	2/11/43	1,230	1,296
Chubb Corp.	6.000%	5/11/37	695	864
Chubb Corp.	6.500%	5/15/38	805	1,064
Chubb INA Holdings Inc.	6.700%	5/15/36	550	730
Chubb INA Holdings Inc.	4.150%	3/13/43	593	597

Chubb INA Holdings Inc.	4.350%	11/3/45	1,815	1,888
Cigna Corp.	7.875%	5/15/27	390	511
Cigna Corp.	6.150%	11/15/36	605	700
Cigna Corp.	5.875%	3/15/41	350	400
Cigna Corp.	5.375%	2/15/42	950	1,036
Cincinnati Financial Corp.	6.920%	5/15/28	425	528
Cincinnati Financial Corp.	6.125%	11/1/34	394	456
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	320	384
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	415	397
Hartford Financial Services Group Inc.	5.950%	10/15/36	516	565
Hartford Financial Services Group Inc.	6.625%	3/30/40	450	546
Hartford Financial Services Group Inc.	6.100%	10/1/41	565	644
Humana Inc.	8.150%	6/15/38	330	444
Humana Inc.	4.625%	12/1/42	511	490
Humana Inc.	4.950%	10/1/44	960	980
Lincoln National Corp.	6.150%	4/7/36	575	642
Lincoln National Corp.	6.300%	10/9/37	150	171
Lincoln National Corp.	7.000%	6/15/40	835	1,034
Loews Corp.	6.000%	2/1/35	627	747
Loews Corp.	4.125%	5/15/43	485	457
Manulife Financial Corp.	5.375%	3/4/46	1,350	1,527
Markel Corp.	5.000%	3/30/43	250	251
Markel Corp.	5.000%	4/5/46	650	650
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	815	960
MetLife Inc.	6.500%	12/15/32	600	741
MetLife Inc.	6.375%	6/15/34	1,140	1,411
MetLife Inc.	5.700%	6/15/35	1,415	1,654
MetLife Inc.	5.875%	2/6/41	891	1,054
MetLife Inc.	4.125%	8/13/42	860	825
MetLife Inc.	4.875%	11/13/43	1,080	1,153
MetLife Inc.	4.721%	12/15/44	599	630
MetLife Inc.	4.050%	3/1/45	1,295	1,232
MetLife Inc.	4.600%	5/13/46	940	971
1 MetLife Inc.	6.400%	12/15/66	2,040	2,208
1 MetLife Inc.	10.750%	8/1/69	510	792
Munich Re America Corp.	7.450%	12/15/26	350	438
1 Nationwide Financial Services Inc.	6.750%	5/15/87	415	434
Principal Financial Group Inc.	4.625%	9/15/42	300	303
Principal Financial Group Inc.	4.350%	5/15/43	320	310
Principal Financial Group Inc.	4.300%	11/15/46	300	292
Progressive Corp.	2.450%	1/15/27	1,100	1,023
Progressive Corp.	6.625%	3/1/29	338	436
Progressive Corp.	6.250%	12/1/32	130	162
Progressive Corp.	4.350%	4/25/44	700	721
Progressive Corp.	3.700%	1/26/45	50	47
Protective Life Corp.	8.450%	10/15/39	310	406
Prudential Financial Inc.	5.750%	7/15/33	315	354
Prudential Financial Inc.	5.400%	6/13/35	320	351
Prudential Financial Inc.	5.900%	3/17/36	320	372
Prudential Financial Inc.	5.700%	12/14/36	1,050	1,215
Prudential Financial Inc.	6.625%	12/1/37	1,138	1,421
Prudential Financial Inc.	6.625%	6/21/40	545	680
Prudential Financial Inc.	6.200%	11/15/40	750	901
Prudential Financial Inc.	5.625%	5/12/41	368	419
Prudential Financial Inc.	5.800%	11/16/41	300	345
Prudential Financial Inc.	5.100%	8/15/43	480	516
Prudential Financial Inc.	4.600%	5/15/44	1,071	1,094

Transatlantic Holdings Inc.	8.000%	11/30/39	721	904
Travelers Cos. Inc.	6.750%	6/20/36	555	738
Travelers Cos. Inc.	6.250%	6/15/37	860	1,090
Travelers Cos. Inc.	5.350%	11/1/40	863	1,003
Travelers Cos. Inc.	4.600%	8/1/43	1,028	1,093
Travelers Cos. Inc.	4.300%	8/25/45	475	488
Travelers Cos. Inc.	3.750%	5/15/46	700	660
Travelers Property Casualty Corp.	6.375%	3/15/33	500	630
Trinity Acquisition plc	6.125%	8/15/43	360	378
UnitedHealth Group Inc.	4.625%	7/15/35	930	1,001
UnitedHealth Group Inc.	5.800%	3/15/36	1,035	1,238
UnitedHealth Group Inc.	6.500%	6/15/37	690	883
UnitedHealth Group Inc.	6.625%	11/15/37	1,275	1,671
UnitedHealth Group Inc.	6.875%	2/15/38	1,510	2,031
UnitedHealth Group Inc.	5.700%	10/15/40	160	190
UnitedHealth Group Inc.	5.950%	2/15/41	635	770
UnitedHealth Group Inc.	4.625%	11/15/41	888	915
UnitedHealth Group Inc.	4.375%	3/15/42	723	722
UnitedHealth Group Inc.	3.950%	10/15/42	825	783
UnitedHealth Group Inc.	4.250%	3/15/43	775	768
UnitedHealth Group Inc.	4.750%	7/15/45	2,170	2,375
Unum Group	5.750%	8/15/42	525	549
Validus Holdings Ltd.	8.875%	1/26/40	235	312
Voya Financial Inc.	5.700%	7/15/43	403	433
Voya Financial Inc.	4.800%	6/15/46	725	688
WR Berkley Corp.	6.250%	2/15/37	100	114
WR Berkley Corp.	4.750%	8/1/44	456	442
XLIT Ltd.	6.250%	5/15/27	410	472
XLIT Ltd.	5.250%	12/15/43	400	409
XLIT Ltd.	5.500%	3/31/45	640	592

Real Estate Investment Trusts (0.6%)
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	925	918
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	290	292
AvalonBay Communities Inc.	3.900%	10/15/46	350	321
Brandywine Operating Partnership LP	4.550%	10/1/29	597	581
ERP Operating LP	4.500%	7/1/44	1,025	1,034
ERP Operating LP	4.500%	6/1/45	435	437
Federal Realty Investment Trust	4.500%	12/1/44	850	863
Federal Realty Investment Trust	3.625%	8/1/46	150	131
HCP Inc.	6.750%	2/1/41	319	370
Kilroy Realty LP	4.250%	8/15/29	525	520
Kimco Realty Corp.	4.250%	4/1/45	325	305
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,455	1,399
Realty Income Corp.	3.000%	1/15/27	650	613
Realty Income Corp.	5.875%	3/15/35	285	324
Simon Property Group LP	6.750%	2/1/40	420	564
Simon Property Group LP	4.250%	10/1/44	400	400
Simon Property Group LP	4.250%	11/30/46	1,200	1,177
Ventas Realty LP	5.700%	9/30/43	382	422
Ventas Realty LP	4.375%	2/1/45	388	363
Welltower Inc.	6.500%	3/15/41	479	571
Welltower Inc.	5.125%	3/15/43	320	325
				318,660
Industrial (68.5%)
Basic Industry (4.5%)
Agrium Inc.	4.125%	3/15/35	500	461

Agrium Inc.	7.125%	5/23/36	380	465
Agrium Inc.	6.125%	1/15/41	733	828
Agrium Inc.	4.900%	6/1/43	915	889
Agrium Inc.	5.250%	1/15/45	600	617
Albemarle Corp.	5.450%	12/1/44	400	423
Barrick Gold Corp.	5.250%	4/1/42	1,135	1,129
Barrick North America Finance LLC	7.500%	9/15/38	467	550
Barrick North America Finance LLC	5.700%	5/30/41	1,200	1,274
Barrick North America Finance LLC	5.750%	5/1/43	900	964
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,270	1,351
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,330	1,288
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	3,105	3,433
Domtar Corp.	6.250%	9/1/42	425	419
Domtar Corp.	6.750%	2/15/44	275	283
Dow Chemical Co.	7.375%	11/1/29	1,585	2,074
Dow Chemical Co.	4.250%	10/1/34	771	743
Dow Chemical Co.	9.400%	5/15/39	889	1,351
Dow Chemical Co.	5.250%	11/15/41	1,755	1,844
Dow Chemical Co.	4.375%	11/15/42	1,625	1,543
Dow Chemical Co.	4.625%	10/1/44	650	642
Eastman Chemical Co.	4.800%	9/1/42	500	485
Eastman Chemical Co.	4.650%	10/15/44	1,340	1,292
Ecolab Inc.	5.500%	12/8/41	1,089	1,267
Ecolab Inc.	3.700%	11/1/46	200	182
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	547
EI du Pont de Nemours & Co.	4.900%	1/15/41	880	923
EI du Pont de Nemours & Co.	4.150%	2/15/43	470	443
Georgia-Pacific LLC	7.250%	6/1/28	546	702
Georgia-Pacific LLC	7.750%	11/15/29	300	405
Georgia-Pacific LLC	8.875%	5/15/31	665	992
Glencore Canada Corp.	6.200%	6/15/35	300	302
Goldcorp Inc.	5.450%	6/9/44	1,020	1,004
International Paper Co.	3.000%	2/15/27	1,425	1,329
International Paper Co.	5.000%	9/15/35	1,063	1,094
International Paper Co.	8.700%	6/15/38	250	352
International Paper Co.	7.300%	11/15/39	1,118	1,393
International Paper Co.	6.000%	11/15/41	425	471
International Paper Co.	4.800%	6/15/44	885	852
International Paper Co.	5.150%	5/15/46	950	955
International Paper Co.	4.400%	8/15/47	1,475	1,344
Lubrizol Corp.	6.500%	10/1/34	315	397
LYB International Finance BV	5.250%	7/15/43	875	918
LYB International Finance BV	4.875%	3/15/44	1,150	1,177
LyondellBasell Industries NV	4.625%	2/26/55	1,587	1,441
Meadwestvaco Corp.	7.950%	2/15/31	350	458
Methanex Corp.	5.650%	12/1/44	300	253
Monsanto Co.	4.200%	7/15/34	705	663
Monsanto Co.	5.875%	4/15/38	555	612
Monsanto Co.	3.600%	7/15/42	665	540
Monsanto Co.	4.400%	7/15/44	1,020	947
Monsanto Co.	3.950%	4/15/45	775	675
Monsanto Co.	4.700%	7/15/64	1,120	980
Mosaic Co.	5.450%	11/15/33	575	547
Mosaic Co.	4.875%	11/15/41	545	470
Mosaic Co.	5.625%	11/15/43	775	728
Newmont Mining Corp.	5.875%	4/1/35	761	827
Newmont Mining Corp.	6.250%	10/1/39	853	935

Newmont Mining Corp.	4.875%	3/15/42	1,553	1,477
Nucor Corp.	6.400%	12/1/37	705	868
Nucor Corp.	5.200%	8/1/43	795	887
Placer Dome Inc.	6.450%	10/15/35	434	461
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	440	486
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	335	363
PPG Industries Inc.	5.500%	11/15/40	545	622
Praxair Inc.	3.550%	11/7/42	925	859
Reliance Steel & Aluminum Co.	6.850%	11/15/36	285	305
Rio Tinto Alcan Inc.	7.250%	3/15/31	855	1,006
Rio Tinto Alcan Inc.	6.125%	12/15/33	794	878
Rio Tinto Alcan Inc.	5.750%	6/1/35	685	728
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	851
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	1,370	1,538
Rio Tinto Finance USA plc	4.750%	3/22/42	540	569
Rio Tinto Finance USA plc	4.125%	8/21/42	1,220	1,187
Rohm & Haas Co.	7.850%	7/15/29	240	321
RPM International Inc.	5.250%	6/1/45	450	431
Sherwin-Williams Co.	4.000%	12/15/42	216	195
Sherwin-Williams Co.	4.550%	8/1/45	700	704
Southern Copper Corp.	7.500%	7/27/35	1,545	1,765
Southern Copper Corp.	6.750%	4/16/40	1,500	1,564
Southern Copper Corp.	5.250%	11/8/42	350	316
Southern Copper Corp.	5.875%	4/23/45	1,925	1,844
Syngenta Finance NV	4.375%	3/28/42	225	197
Vale Canada Ltd.	7.200%	9/15/32	560	574
Vale Overseas Ltd.	8.250%	1/17/34	395	425
Vale Overseas Ltd.	6.875%	11/21/36	3,295	3,143
Vale Overseas Ltd.	6.875%	11/10/39	2,300	2,171
Vale SA	5.625%	9/11/42	2,440	2,100
2 Westlake Chemical Corp.	5.000%	8/15/46	850	800
Westrock MWV LLC	8.200%	1/15/30	500	647
Weyerhaeuser Co.	6.950%	10/1/27	405	487
Weyerhaeuser Co.	7.375%	3/15/32	1,370	1,722
Weyerhaeuser Co.	6.875%	12/15/33	525	634

Capital Goods (5.3%)
3M Co.	6.375%	2/15/28	430	553
3M Co.	5.700%	3/15/37	905	1,122
3M Co.	3.875%	6/15/44	152	150
3M Co.	3.125%	9/19/46	900	783
ABB Finance USA Inc.	4.375%	5/8/42	950	991
Boeing Co.	6.125%	2/15/33	875	1,121
Boeing Co.	3.300%	3/1/35	670	627
Boeing Co.	6.875%	3/15/39	395	548
Boeing Co.	5.875%	2/15/40	600	757
Boeing Co.	3.500%	3/1/45	100	92
Boeing Co.	3.375%	6/15/46	825	743
Caterpillar Inc.	5.300%	9/15/35	350	400
Caterpillar Inc.	6.050%	8/15/36	615	769
Caterpillar Inc.	5.200%	5/27/41	1,075	1,232
Caterpillar Inc.	3.803%	8/15/42	1,805	1,741
Caterpillar Inc.	4.300%	5/15/44	642	668
Caterpillar Inc.	4.750%	5/15/64	750	779
Deere & Co.	5.375%	10/16/29	646	774
Deere & Co.	8.100%	5/15/30	804	1,162
Deere & Co.	7.125%	3/3/31	300	413

Deere & Co.	3.900%	6/9/42	820	822
Dover Corp.	6.600%	3/15/38	425	555
Dover Corp.	5.375%	3/1/41	600	697
Eaton Corp.	4.000%	11/2/32	1,000	989
Eaton Corp.	4.150%	11/2/42	1,000	959
Emerson Electric Co.	6.000%	8/15/32	160	193
Emerson Electric Co.	6.125%	4/15/39	420	528
Emerson Electric Co.	5.250%	11/15/39	345	392
2 Fortive Corp.	4.300%	6/15/46	1,025	989
General Dynamics Corp.	3.600%	11/15/42	411	388
General Electric Capital Corp.	6.750%	3/15/32	3,886	5,119
General Electric Capital Corp.	6.150%	8/7/37	1,685	2,147
General Electric Capital Corp.	5.875%	1/14/38	3,934	4,881
General Electric Capital Corp.	6.875%	1/10/39	2,710	3,766
General Electric Co.	4.125%	10/9/42	2,050	2,034
General Electric Co.	4.500%	3/11/44	2,955	3,115
Harris Corp.	4.854%	4/27/35	825	841
Harris Corp.	6.150%	12/15/40	325	370
Harris Corp.	5.054%	4/27/45	435	446
Honeywell International Inc.	5.700%	3/15/36	700	847
Honeywell International Inc.	5.700%	3/15/37	710	863
Honeywell International Inc.	5.375%	3/1/41	828	1,000
Illinois Tool Works Inc.	4.875%	9/15/41	1,314	1,459
Illinois Tool Works Inc.	3.900%	9/1/42	1,471	1,467
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	635	737
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	365	370
Johnson Controls Inc.	6.000%	1/15/36	510	585
Johnson Controls Inc.	5.700%	3/1/41	480	545
Johnson Controls Inc.	5.250%	12/1/41	280	303
Johnson Controls Inc.	4.625%	7/2/44	400	395
Johnson Controls Inc.	4.950%	7/2/64	305	284
L-3 Communications Corp.	3.850%	12/15/26	400	399
Lafarge SA	7.125%	7/15/36	850	1,018
Lockheed Martin Corp.	3.600%	3/1/35	500	475
Lockheed Martin Corp.	4.500%	5/15/36	675	717
Lockheed Martin Corp.	6.150%	9/1/36	565	699
Lockheed Martin Corp.	5.500%	11/15/39	275	316
Lockheed Martin Corp.	5.720%	6/1/40	579	687
Lockheed Martin Corp.	4.850%	9/15/41	1,230	1,318
Lockheed Martin Corp.	4.070%	12/15/42	1,415	1,381
Lockheed Martin Corp.	3.800%	3/1/45	1,270	1,179
Lockheed Martin Corp.	4.700%	5/15/46	2,500	2,681
Northrop Grumman Corp.	3.200%	2/1/27	800	795
Northrop Grumman Corp.	5.050%	11/15/40	590	652
Northrop Grumman Corp.	4.750%	6/1/43	880	937
Northrop Grumman Corp.	3.850%	4/15/45	650	611
Northrop Grumman Systems Corp.	7.750%	2/15/31	760	1,059
Owens Corning	7.000%	12/1/36	700	817
Parker-Hannifin Corp.	4.200%	11/21/34	669	690
Parker-Hannifin Corp.	6.250%	5/15/38	490	631
Parker-Hannifin Corp.	4.450%	11/21/44	585	629
Precision Castparts Corp.	4.200%	6/15/35	775	807
Precision Castparts Corp.	3.900%	1/15/43	725	712
Precision Castparts Corp.	4.375%	6/15/45	400	420
Raytheon Co.	7.200%	8/15/27	455	602
Raytheon Co.	4.875%	10/15/40	250	281
Raytheon Co.	4.700%	12/15/41	470	519

Raytheon Co.	4.200%	12/15/44	695	704
Republic Services Inc.	6.200%	3/1/40	500	623
Republic Services Inc.	5.700%	5/15/41	420	499
Rockwell Automation Inc.	6.700%	1/15/28	285	361
Rockwell Automation Inc.	6.250%	12/1/37	419	518
Rockwell Collins Inc.	4.800%	12/15/43	485	503
Sonoco Products Co.	5.750%	11/1/40	795	864
Stanley Black & Decker Inc.	5.200%	9/1/40	490	535
Tyco International Finance SA	5.125%	9/14/45	1,000	1,050
United Technologies Corp.	6.700%	8/1/28	400	520
United Technologies Corp.	7.500%	9/15/29	705	982
United Technologies Corp.	5.400%	5/1/35	1,253	1,468
United Technologies Corp.	6.050%	6/1/36	773	965
United Technologies Corp.	6.125%	7/15/38	640	801
United Technologies Corp.	5.700%	4/15/40	1,579	1,909
United Technologies Corp.	4.500%	6/1/42	4,180	4,399
United Technologies Corp.	4.150%	5/15/45	1,394	1,391
United Technologies Corp.	3.750%	11/1/46	1,300	1,215
Valmont Industries Inc.	5.000%	10/1/44	180	157
Valmont Industries Inc.	5.250%	10/1/54	365	309
Waste Management Inc.	7.000%	7/15/28	107	137
Waste Management Inc.	3.900%	3/1/35	1,125	1,111
Waste Management Inc.	6.125%	11/30/39	350	438
Waste Management Inc.	4.100%	3/1/45	1,045	1,035
WW Grainger Inc.	4.600%	6/15/45	1,215	1,286
WW Grainger Inc.	3.750%	5/15/46	575	532
Xylem Inc.	4.375%	11/1/46	450	430

Communication (14.1%)
21st Century Fox America Inc.	6.550%	3/15/33	501	611
21st Century Fox America Inc.	6.200%	12/15/34	685	809
21st Century Fox America Inc.	6.400%	12/15/35	1,140	1,367
21st Century Fox America Inc.	8.150%	10/17/36	428	576
21st Century Fox America Inc.	6.150%	3/1/37	550	641
21st Century Fox America Inc.	6.650%	11/15/37	1,665	2,058
21st Century Fox America Inc.	7.850%	3/1/39	275	368
21st Century Fox America Inc.	6.900%	8/15/39	1,035	1,306
21st Century Fox America Inc.	6.150%	2/15/41	2,363	2,773
21st Century Fox America Inc.	5.400%	10/1/43	1,380	1,483
21st Century Fox America Inc.	4.750%	9/15/44	575	569
21st Century Fox America Inc.	4.950%	10/15/45	525	537
21st Century Fox America Inc.	7.750%	12/1/45	905	1,258
2 21st Century Fox America Inc.	4.750%	11/15/46	800	803
America Movil SAB de CV	6.375%	3/1/35	930	1,049
America Movil SAB de CV	6.125%	11/15/37	900	986
America Movil SAB de CV	6.125%	3/30/40	2,685	3,018
America Movil SAB de CV	4.375%	7/16/42	1,150	1,041
American Tower Corp.	3.125%	1/15/27	1,150	1,060
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	433
AT&T Corp.	8.250%	11/15/31	822	1,134
AT&T Inc.	4.500%	5/15/35	3,905	3,687
AT&T Inc.	6.500%	9/1/37	1,235	1,399
AT&T Inc.	6.300%	1/15/38	2,260	2,543
AT&T Inc.	6.550%	2/15/39	1,650	1,904
AT&T Inc.	6.350%	3/15/40	1,000	1,136
AT&T Inc.	6.000%	8/15/40	843	923
AT&T Inc.	5.350%	9/1/40	2,964	2,998

AT&T Inc.	6.375%	3/1/41	1,900	2,178
AT&T Inc.	5.550%	8/15/41	2,159	2,225
AT&T Inc.	5.150%	3/15/42	1,734	1,701
AT&T Inc.	4.300%	12/15/42	2,663	2,332
AT&T Inc.	4.800%	6/15/44	2,379	2,226
AT&T Inc.	4.350%	6/15/45	4,694	4,102
AT&T Inc.	4.750%	5/15/46	4,188	3,914
2 AT&T Inc.	4.500%	3/9/48	5,000	4,458
2 AT&T Inc.	4.550%	3/9/49	2,866	2,537
AT&T Mobility LLC	7.125%	12/15/31	522	656
Bellsouth Capital Funding Corp.	7.875%	2/15/30	498	627
BellSouth LLC	6.875%	10/15/31	198	227
BellSouth LLC	6.550%	6/15/34	445	484
BellSouth LLC	6.000%	11/15/34	450	468
BellSouth Telecommunications LLC	6.375%	6/1/28	422	474
British Telecommunications plc	9.375%	12/15/30	3,452	5,198
CBS Corp.	2.900%	1/15/27	1,500	1,389
CBS Corp.	7.875%	7/30/30	896	1,200
CBS Corp.	5.500%	5/15/33	715	745
CBS Corp.	5.900%	10/15/40	425	473
CBS Corp.	4.850%	7/1/42	695	676
CBS Corp.	4.900%	8/15/44	1,050	1,038
2 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	2,375	2,648
2 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	4,725	5,323
2 Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	500	562
Comcast Corp.	2.350%	1/15/27	200	184
Comcast Corp.	4.250%	1/15/33	2,634	2,701
Comcast Corp.	7.050%	3/15/33	1,235	1,643
Comcast Corp.	4.200%	8/15/34	2,150	2,178
Comcast Corp.	5.650%	6/15/35	1,010	1,184
Comcast Corp.	4.400%	8/15/35	965	999
Comcast Corp.	6.500%	11/15/35	810	1,039
Comcast Corp.	3.200%	7/15/36	1,000	895
Comcast Corp.	6.450%	3/15/37	2,455	3,104
Comcast Corp.	6.950%	8/15/37	2,025	2,723
Comcast Corp.	6.400%	5/15/38	955	1,213
Comcast Corp.	6.550%	7/1/39	250	324
Comcast Corp.	6.400%	3/1/40	1,868	2,403
Comcast Corp.	4.650%	7/15/42	2,255	2,346
Comcast Corp.	4.500%	1/15/43	775	790
Comcast Corp.	4.750%	3/1/44	1,990	2,089
Comcast Corp.	4.600%	8/15/45	2,350	2,416
Comcast Corp.	3.400%	7/15/46	2,050	1,750
Deutsche Telekom International Finance BV	8.750%	6/15/30	4,539	6,607
Deutsche Telekom International Finance BV	9.250%	6/1/32	838	1,281
Discovery Communications LLC	6.350%	6/1/40	1,010	1,042
Discovery Communications LLC	4.950%	5/15/42	525	470
Discovery Communications LLC	4.875%	4/1/43	1,175	1,047
Grupo Televisa SAB	8.500%	3/11/32	390	472
Grupo Televisa SAB	6.625%	1/15/40	621	645
Grupo Televisa SAB	5.000%	5/13/45	1,150	971
Grupo Televisa SAB	6.125%	1/31/46	1,175	1,146
GTE Corp.	6.940%	4/15/28	732	917
Historic TW Inc.	6.625%	5/15/29	970	1,198

Koninklijke KPN NV	8.375%	10/1/30	1,015	1,328
Moody's Corp.	5.250%	7/15/44	1,210	1,319
NBCUniversal Media LLC	6.400%	4/30/40	1,275	1,651
NBCUniversal Media LLC	5.950%	4/1/41	1,870	2,270
NBCUniversal Media LLC	4.450%	1/15/43	300	303
New Cingular Wireless Services Inc.	8.750%	3/1/31	970	1,377
Orange SA	9.000%	3/1/31	3,420	5,092
Orange SA	5.375%	1/13/42	1,471	1,635
Orange SA	5.500%	2/6/44	289	332
Qwest Corp.	6.875%	9/15/33	1,465	1,403
Qwest Corp.	7.125%	11/15/43	790	753
Rogers Communications Inc.	7.500%	8/15/38	475	630
Rogers Communications Inc.	4.500%	3/15/43	900	870
Rogers Communications Inc.	5.450%	10/1/43	775	861
Rogers Communications Inc.	5.000%	3/15/44	776	814
2 S&P Global Inc.	2.950%	1/22/27	650	608
S&P Global Inc.	6.550%	11/15/37	538	638
TCI Communications Inc.	7.125%	2/15/28	545	720
Telefonica Emisiones SAU	7.045%	6/20/36	2,238	2,622
Telefonica Europe BV	8.250%	9/15/30	1,562	2,067
TELUS Corp.	2.800%	2/16/27	775	723
Thomson Reuters Corp.	5.500%	8/15/35	700	760
Thomson Reuters Corp.	5.850%	4/15/40	521	567
Thomson Reuters Corp.	4.500%	5/23/43	350	327
Thomson Reuters Corp.	5.650%	11/23/43	379	410
Time Warner Cable Inc.	6.550%	5/1/37	1,845	2,063
Time Warner Cable Inc.	7.300%	7/1/38	1,934	2,303
Time Warner Cable Inc.	6.750%	6/15/39	1,845	2,101
Time Warner Cable Inc.	5.875%	11/15/40	1,508	1,565
Time Warner Cable Inc.	5.500%	9/1/41	1,740	1,732
Time Warner Cable Inc.	4.500%	9/15/42	1,475	1,294
Time Warner Cos. Inc.	6.950%	1/15/28	588	737
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,273	1,631
Time Warner Inc.	3.800%	2/15/27	1,500	1,492
Time Warner Inc.	7.625%	4/15/31	1,898	2,572
Time Warner Inc.	7.700%	5/1/32	1,980	2,688
Time Warner Inc.	6.500%	11/15/36	1,710	2,059
Time Warner Inc.	6.200%	3/15/40	341	386
Time Warner Inc.	6.100%	7/15/40	1,935	2,180
Time Warner Inc.	6.250%	3/29/41	1,375	1,580
Time Warner Inc.	5.375%	10/15/41	220	230
Time Warner Inc.	4.900%	6/15/42	1,145	1,126
Time Warner Inc.	5.350%	12/15/43	1,050	1,105
Time Warner Inc.	4.650%	6/1/44	327	308
Time Warner Inc.	4.850%	7/15/45	1,405	1,378
Verizon Communications Inc.	7.750%	12/1/30	975	1,315
Verizon Communications Inc.	6.400%	9/15/33	1,742	2,088
Verizon Communications Inc.	5.050%	3/15/34	2,287	2,385
Verizon Communications Inc.	4.400%	11/1/34	3,194	3,092
Verizon Communications Inc.	5.850%	9/15/35	2,050	2,316
Verizon Communications Inc.	4.272%	1/15/36	4,121	3,928
Verizon Communications Inc.	6.250%	4/1/37	1,145	1,347
Verizon Communications Inc.	6.400%	2/15/38	1,320	1,588
Verizon Communications Inc.	6.900%	4/15/38	590	730
Verizon Communications Inc.	7.350%	4/1/39	750	969
Verizon Communications Inc.	6.000%	4/1/41	889	1,021
Verizon Communications Inc.	4.750%	11/1/41	1,795	1,763

Verizon Communications Inc.	3.850%	11/1/42	2,335	2,003
Verizon Communications Inc.	6.550%	9/15/43	5,529	6,869
Verizon Communications Inc.	4.125%	8/15/46	2,075	1,844
Verizon Communications Inc.	4.862%	8/21/46	5,495	5,509
Verizon Communications Inc.	4.522%	9/15/48	5,320	5,051
Verizon Communications Inc.	5.012%	8/21/54	7,224	7,136
Verizon Communications Inc.	4.672%	3/15/55	5,844	5,456
Viacom Inc.	4.850%	12/15/34	650	620
Viacom Inc.	6.875%	4/30/36	1,320	1,501
Viacom Inc.	4.500%	2/27/42	250	222
Viacom Inc.	4.375%	3/15/43	2,450	2,141
Viacom Inc.	4.875%	6/15/43	450	425
Viacom Inc.	5.850%	9/1/43	1,285	1,371
Viacom Inc.	5.250%	4/1/44	621	614
Vodafone Group plc	7.875%	2/15/30	975	1,274
Vodafone Group plc	6.250%	11/30/32	876	1,014
Vodafone Group plc	6.150%	2/27/37	1,335	1,481
Vodafone Group plc	4.375%	2/19/43	1,920	1,701
Walt Disney Co.	7.000%	3/1/32	595	795
Walt Disney Co.	4.375%	8/16/41	580	603
Walt Disney Co.	4.125%	12/1/41	1,485	1,487
Walt Disney Co.	3.700%	12/1/42	815	766
Walt Disney Co.	4.125%	6/1/44	919	930
Walt Disney Co.	3.000%	7/30/46	150	124
WPP Finance 2010	5.125%	9/7/42	215	211
WPP Finance 2010	5.625%	11/15/43	500	542

Consumer Cyclical (6.6%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	380	378
Amazon.com Inc.	4.800%	12/5/34	1,350	1,470
Amazon.com Inc.	4.950%	12/5/44	1,893	2,091
Bed Bath & Beyond Inc.	4.915%	8/1/34	570	559
Bed Bath & Beyond Inc.	5.165%	8/1/44	975	895
BorgWarner Inc.	4.375%	3/15/45	615	587
Cummins Inc.	7.125%	3/1/28	525	684
Cummins Inc.	4.875%	10/1/43	550	609
CVS Health Corp.	5.300%	12/5/43	1,258	1,397
CVS Health Corp.	5.125%	7/20/45	5,325	5,826
Daimler Finance North America LLC	8.500%	1/18/31	2,005	3,025
Darden Restaurants Inc.	6.800%	10/15/37	400	450
Delphi Automotive plc	4.400%	10/1/46	325	297
eBay Inc.	4.000%	7/15/42	855	714
Ford Holdings LLC	9.300%	3/1/30	650	875
Ford Motor Co.	6.625%	10/1/28	1,125	1,327
Ford Motor Co.	6.375%	2/1/29	546	621
Ford Motor Co.	7.450%	7/16/31	1,807	2,224
Ford Motor Co.	4.750%	1/15/43	2,920	2,737
Ford Motor Co.	7.400%	11/1/46	435	570
General Motors Co.	5.000%	4/1/35	1,017	976
General Motors Co.	6.600%	4/1/36	1,885	2,099
General Motors Co.	6.250%	10/2/43	2,218	2,378
General Motors Co.	5.200%	4/1/45	980	921
General Motors Co.	6.750%	4/1/46	845	968
Harley-Davidson Inc.	4.625%	7/28/45	335	327
Home Depot Inc.	5.875%	12/16/36	3,834	4,785
Home Depot Inc.	5.400%	9/15/40	655	772
Home Depot Inc.	5.950%	4/1/41	915	1,149

Home Depot Inc.	4.200%	4/1/43	1,400	1,417
Home Depot Inc.	4.875%	2/15/44	1,383	1,537
Home Depot Inc.	4.400%	3/15/45	1,430	1,498
Home Depot Inc.	4.250%	4/1/46	1,845	1,900
Home Depot Inc.	3.500%	9/15/56	1,050	913
Kohl's Corp.	5.550%	7/17/45	650	610
Lowe's Cos. Inc.	6.875%	2/15/28	585	759
Lowe's Cos. Inc.	6.500%	3/15/29	690	870
Lowe's Cos. Inc.	5.500%	10/15/35	420	489
Lowe's Cos. Inc.	5.800%	10/15/36	775	923
Lowe's Cos. Inc.	6.650%	9/15/37	330	434
Lowe's Cos. Inc.	5.800%	4/15/40	685	825
Lowe's Cos. Inc.	5.125%	11/15/41	611	685
Lowe's Cos. Inc.	4.650%	4/15/42	1,010	1,057
Lowe's Cos. Inc.	5.000%	9/15/43	774	855
Lowe's Cos. Inc.	4.250%	9/15/44	375	374
Lowe's Cos. Inc.	4.375%	9/15/45	975	989
Lowe's Cos. Inc.	3.700%	4/15/46	1,650	1,505
Macy's Retail Holdings Inc.	7.000%	2/15/28	450	509
Macy's Retail Holdings Inc.	6.900%	4/1/29	465	502
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	235
Macy's Retail Holdings Inc.	6.700%	7/15/34	190	197
Macy's Retail Holdings Inc.	4.500%	12/15/34	680	600
Macy's Retail Holdings Inc.	6.375%	3/15/37	710	733
Macy's Retail Holdings Inc.	5.125%	1/15/42	635	569
Macy's Retail Holdings Inc.	4.300%	2/15/43	525	424
Mastercard Inc.	3.800%	11/21/46	525	509
McDonald's Corp.	4.700%	12/9/35	620	643
McDonald's Corp.	6.300%	10/15/37	1,200	1,463
McDonald's Corp.	6.300%	3/1/38	1,073	1,318
McDonald's Corp.	5.700%	2/1/39	350	397
McDonald's Corp.	3.700%	2/15/42	435	386
McDonald's Corp.	3.625%	5/1/43	1,050	907
McDonald's Corp.	4.600%	5/26/45	710	713
McDonald's Corp.	4.875%	12/9/45	2,403	2,518
Metropolitan Museum of Art New York
Revenue	3.400%	7/1/45	300	275
NIKE Inc.	3.625%	5/1/43	925	862
NIKE Inc.	3.875%	11/1/45	595	577
NIKE Inc.	3.375%	11/1/46	750	668
Nordstrom Inc.	6.950%	3/15/28	455	556
Nordstrom Inc.	5.000%	1/15/44	824	817
QVC Inc.	5.450%	8/15/34	450	394
QVC Inc.	5.950%	3/15/43	350	311
Starbucks Corp.	4.300%	6/15/45	425	445
Starwood Hotels & Resorts Worldwide LLC	4.500%	10/1/34	350	339
Target Corp.	6.350%	11/1/32	199	251
Target Corp.	6.500%	10/15/37	827	1,081
Target Corp.	7.000%	1/15/38	600	833
Target Corp.	4.000%	7/1/42	1,578	1,545
Target Corp.	3.625%	4/15/46	1,960	1,791
Tiffany & Co.	4.900%	10/1/44	400	368
VF Corp.	6.450%	11/1/37	720	914
Visa Inc.	4.150%	12/14/35	2,380	2,462
Visa Inc.	4.300%	12/14/45	4,300	4,482
Wal-Mart Stores Inc.	5.875%	4/5/27	1,205	1,486
Wal-Mart Stores Inc.	7.550%	2/15/30	1,425	2,037

Wal-Mart Stores Inc.	5.250%	9/1/35	2,927	3,490
Wal-Mart Stores Inc.	6.500%	8/15/37	4,125	5,571
Wal-Mart Stores Inc.	6.200%	4/15/38	2,315	3,028
Wal-Mart Stores Inc.	5.625%	4/1/40	1,797	2,195
Wal-Mart Stores Inc.	4.875%	7/8/40	1,625	1,808
Wal-Mart Stores Inc.	5.000%	10/25/40	1,730	1,973
Wal-Mart Stores Inc.	5.625%	4/15/41	2,675	3,283
Wal-Mart Stores Inc.	4.000%	4/11/43	1,361	1,347
Wal-Mart Stores Inc.	4.750%	10/2/43	1,000	1,108
Wal-Mart Stores Inc.	4.300%	4/22/44	572	597
Walgreen Co.	4.400%	9/15/42	610	575
Walgreens Boots Alliance Inc.	4.500%	11/18/34	975	959
Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,169	2,161
Walgreens Boots Alliance Inc.	4.650%	6/1/46	700	686
Western Union Co.	6.200%	11/17/36	850	883
Western Union Co.	6.200%	6/21/40	295	295

Consumer Noncyclical (16.9%)
Abbott Laboratories	4.750%	11/30/36	2,100	2,104
Abbott Laboratories	6.150%	11/30/37	1,000	1,200
Abbott Laboratories	6.000%	4/1/39	320	376
Abbott Laboratories	5.300%	5/27/40	500	531
Abbott Laboratories	4.900%	11/30/46	4,850	4,877
AbbVie Inc.	4.500%	5/14/35	3,198	3,114
AbbVie Inc.	4.300%	5/14/36	1,022	971
AbbVie Inc.	4.400%	11/6/42	3,115	2,916
AbbVie Inc.	4.700%	5/14/45	3,842	3,756
AbbVie Inc.	4.450%	5/14/46	2,526	2,359
Actavis Funding SCS	4.550%	3/15/35	3,152	3,088
Actavis Funding SCS	4.850%	6/15/44	2,326	2,309
Actavis Funding SCS	4.750%	3/15/45	3,325	3,279
Actavis Inc.	4.625%	10/1/42	1,126	1,080
Ahold Finance USA LLC	6.875%	5/1/29	630	777
1 Allina Health System	4.805%	11/15/45	225	241
Altria Group Inc.	4.250%	8/9/42	985	965
Altria Group Inc.	4.500%	5/2/43	930	947
Altria Group Inc.	5.375%	1/31/44	2,555	2,901
Altria Group Inc.	3.875%	9/16/46	1,950	1,795
AmerisourceBergen Corp.	4.250%	3/1/45	637	610
Amgen Inc.	4.950%	10/1/41	1,555	1,578
Amgen Inc.	5.150%	11/15/41	3,400	3,575
Amgen Inc.	4.400%	5/1/45	2,300	2,212
2 Amgen Inc.	4.563%	6/15/48	2,376	2,291
2 Amgen Inc.	4.663%	6/15/51	4,971	4,804
Anheuser-Busch Cos. LLC	6.800%	8/20/32	365	464
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	23
Anheuser-Busch Cos. LLC	5.750%	4/1/36	425	497
Anheuser-Busch Cos. LLC	6.450%	9/1/37	830	1,051
Anheuser-Busch Cos. LLC	6.500%	5/1/42	275	348
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	8,533	8,924
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,340	1,262
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	800	823
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	14,508	15,482
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,110	1,658
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	715	1,053
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	860	1,077
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	969	880

Archer-Daniels-Midland Co.	5.935%	10/1/32	405	486
Archer-Daniels-Midland Co.	5.375%	9/15/35	810	923
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,533	1,619
Archer-Daniels-Midland Co.	4.016%	4/16/43	125	122
Ascension Health	3.945%	11/15/46	900	863
1 Ascension Health	4.847%	11/15/53	550	597
AstraZeneca plc	6.450%	9/15/37	3,087	3,958
AstraZeneca plc	4.000%	9/18/42	1,272	1,200
AstraZeneca plc	4.375%	11/16/45	1,310	1,300
Baxalta Inc.	5.250%	6/23/45	1,350	1,428
Baxter International Inc.	3.500%	8/15/46	1,400	1,161
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	543	524
Becton Dickinson & Co.	6.000%	5/15/39	411	475
Becton Dickinson & Co.	5.000%	11/12/40	490	511
Becton Dickinson & Co.	4.875%	5/15/44	210	218
Becton Dickinson & Co.	4.685%	12/15/44	1,481	1,509
Bestfoods	7.250%	12/15/26	519	703
Biogen Inc.	5.200%	9/15/45	2,020	2,163
Boston Scientific Corp.	7.000%	11/15/35	425	518
Boston Scientific Corp.	7.375%	1/15/40	390	486
Bristol-Myers Squibb Co.	5.875%	11/15/36	999	1,227
Bristol-Myers Squibb Co.	6.125%	5/1/38	270	343
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,150	1,027
Bristol-Myers Squibb Co.	4.500%	3/1/44	137	149
Brown-Forman Corp.	3.750%	1/15/43	475	440
Brown-Forman Corp.	4.500%	7/15/45	525	551
Campbell Soup Co.	3.800%	8/2/42	525	469
Cardinal Health Inc.	4.600%	3/15/43	532	523
Cardinal Health Inc.	4.500%	11/15/44	469	453
Cardinal Health Inc.	4.900%	9/15/45	550	578
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	926	821
Celgene Corp.	5.700%	10/15/40	210	229
Celgene Corp.	5.250%	8/15/43	1,350	1,423
Celgene Corp.	4.625%	5/15/44	800	772
Celgene Corp.	5.000%	8/15/45	2,605	2,667
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	425	429
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	450	435
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	850	904
Colgate-Palmolive Co.	4.000%	8/15/45	800	824
Conagra Brands Inc.	7.000%	10/1/28	475	582
Conagra Brands Inc.	8.250%	9/15/30	404	542
Constellation Brands Inc.	3.700%	12/6/26	1,000	992
Danaher Corp.	4.375%	9/15/45	684	713
Delhaize America LLC	9.000%	4/15/31	320	435
Diageo Capital plc	5.875%	9/30/36	353	422
Diageo Capital plc	3.875%	4/29/43	620	591
Diageo Investment Corp.	7.450%	4/15/35	793	1,121
Diageo Investment Corp.	4.250%	5/11/42	629	630
Dignity Health California GO	4.500%	11/1/42	375	348
Dignity Health California GO	5.267%	11/1/64	400	409
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	415	567
Dr Pepper Snapple Group Inc.	4.500%	11/15/45	270	274
Eli Lilly & Co.	5.500%	3/15/27	500	606
Eli Lilly & Co.	5.550%	3/15/37	920	1,113
Eli Lilly & Co.	3.700%	3/1/45	1,189	1,118
Estee Lauder Cos. Inc.	6.000%	5/15/37	365	440

Estee Lauder Cos. Inc.	3.700%	8/15/42	550	511
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,108	1,139
Express Scripts Holding Co.	3.400%	3/1/27	2,650	2,507
Express Scripts Holding Co.	6.125%	11/15/41	415	465
Express Scripts Holding Co.	4.800%	7/15/46	2,200	2,101
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	885	837
Genentech Inc.	5.250%	7/15/35	600	701
General Mills Inc.	5.400%	6/15/40	673	762
General Mills Inc.	4.150%	2/15/43	625	604
Gilead Sciences Inc.	2.950%	3/1/27	1,275	1,204
Gilead Sciences Inc.	4.600%	9/1/35	1,835	1,873
Gilead Sciences Inc.	4.000%	9/1/36	750	715
Gilead Sciences Inc.	5.650%	12/1/41	544	620
Gilead Sciences Inc.	4.800%	4/1/44	2,975	3,041
Gilead Sciences Inc.	4.500%	2/1/45	2,559	2,509
Gilead Sciences Inc.	4.750%	3/1/46	3,240	3,315
Gilead Sciences Inc.	4.150%	3/1/47	2,125	1,988
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,055	1,234
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	3,170	4,159
Hasbro Inc.	6.350%	3/15/40	885	1,023
Hasbro Inc.	5.100%	5/15/44	405	395
Hershey Co.	7.200%	8/15/27	42	53
Ingredion Inc.	6.625%	4/15/37	275	329
JM Smucker Co.	4.250%	3/15/35	676	677
JM Smucker Co.	4.375%	3/15/45	925	909
Johns Hopkins Health System Corp.	3.837%	5/15/46	550	522
Johnson & Johnson	6.950%	9/1/29	410	567
Johnson & Johnson	4.950%	5/15/33	700	823
Johnson & Johnson	4.375%	12/5/33	1,200	1,317
Johnson & Johnson	3.550%	3/1/36	990	977
Johnson & Johnson	5.950%	8/15/37	1,265	1,679
Johnson & Johnson	5.850%	7/15/38	865	1,130
Johnson & Johnson	4.500%	9/1/40	734	819
Johnson & Johnson	4.850%	5/15/41	870	1,018
Johnson & Johnson	4.500%	12/5/43	407	455
Johnson & Johnson	3.700%	3/1/46	2,645	2,596
Kaiser Foundation Hospitals	4.875%	4/1/42	791	880
Kellogg Co.	7.450%	4/1/31	350	454
Kellogg Co.	4.500%	4/1/46	1,300	1,256
Kimberly-Clark Corp.	6.625%	8/1/37	1,010	1,378
Kimberly-Clark Corp.	5.300%	3/1/41	435	523
Kimberly-Clark Corp.	3.700%	6/1/43	875	830
Kimberly-Clark Corp.	3.200%	7/30/46	675	580
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	1,014	1,105
Koninklijke Philips NV	5.000%	3/15/42	665	671
Kraft Foods Group Inc.	6.875%	1/26/39	1,895	2,390
Kraft Foods Group Inc.	6.500%	2/9/40	735	897
Kraft Foods Group Inc.	5.000%	6/4/42	2,566	2,643
Kraft Heinz Foods Co.	5.000%	7/15/35	1,588	1,676
Kraft Heinz Foods Co.	5.200%	7/15/45	2,420	2,556
Kraft Heinz Foods Co.	4.375%	6/1/46	3,250	3,070
Laboratory Corp. of America Holdings	4.700%	2/1/45	1,175	1,156
Mattel Inc.	5.450%	11/1/41	725	719
1 Mayo Clinic	3.774%	11/15/43	450	425
1 Mayo Clinic	4.000%	11/15/47	385	368
1 Mayo Clinic	4.128%	11/15/52	400	397
McKesson Corp.	6.000%	3/1/41	355	410

McKesson Corp.	4.883%	3/15/44	1,520	1,529
Mead Johnson Nutrition Co.	5.900%	11/1/39	295	336
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,064	1,025
Medtronic Inc.	4.375%	3/15/35	4,140	4,277
Medtronic Inc.	6.500%	3/15/39	155	199
Medtronic Inc.	5.550%	3/15/40	643	742
Medtronic Inc.	4.500%	3/15/42	1,237	1,262
Medtronic Inc.	4.625%	3/15/44	806	846
Medtronic Inc.	4.625%	3/15/45	5,428	5,719
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	600	593
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	535	608
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	925	898
Merck & Co. Inc.	6.500%	12/1/33	2,285	2,943
Merck & Co. Inc.	6.550%	9/15/37	980	1,288
Merck & Co. Inc.	3.600%	9/15/42	590	550
Merck & Co. Inc.	4.150%	5/18/43	420	426
Merck & Co. Inc.	3.700%	2/10/45	3,230	3,038
Merck Sharp & Dohme Corp.	5.950%	12/1/28	355	434
Merck Sharp & Dohme Corp.	5.850%	6/30/39	150	186
Molson Coors Brewing Co.	5.000%	5/1/42	1,675	1,723
Molson Coors Brewing Co.	4.200%	7/15/46	2,475	2,276
Mondelez International Inc.	6.500%	2/9/40	534	669
Mylan Inc.	5.400%	11/29/43	482	459
2 Mylan NV	5.250%	6/15/46	1,500	1,384
New York & Presbyterian Hospital	3.563%	8/1/36	250	239
New York & Presbyterian Hospital	4.024%	8/1/45	1,000	973
New York & Presbyterian Hospital	4.063%	8/1/56	200	191
New York & Presbyterian Hospital	4.763%	8/1/16	740	706
Newell Brands Inc.	5.375%	4/1/36	1,175	1,295
Newell Brands Inc.	5.500%	4/1/46	2,825	3,200
Northwell Healthcare Inc.	3.979%	11/1/46	900	821
Novant Health Inc.	4.371%	11/1/43	300	298
Novartis Capital Corp.	3.700%	9/21/42	1,123	1,065
Novartis Capital Corp.	4.400%	5/6/44	2,065	2,201
Novartis Capital Corp.	4.000%	11/20/45	810	808
NYU Hospitals Center	4.784%	7/1/44	425	448
Ochsner Clinic Foundation	5.897%	5/15/45	275	325
Partners Healthcare System Inc.	4.117%	7/1/55	375	362
PepsiCo Inc.	5.500%	1/15/40	638	766
PepsiCo Inc.	4.875%	11/1/40	1,165	1,291
PepsiCo Inc.	4.000%	3/5/42	1,295	1,274
PepsiCo Inc.	4.250%	10/22/44	1,078	1,086
PepsiCo Inc.	4.600%	7/17/45	787	844
PepsiCo Inc.	4.450%	4/14/46	1,365	1,433
PepsiCo Inc.	3.450%	10/6/46	1,800	1,598
Perrigo Co. plc	5.300%	11/15/43	1,039	1,007
Pfizer Inc.	3.000%	12/15/26	3,000	2,950
Pfizer Inc.	4.000%	12/15/36	1,000	1,002
Pfizer Inc.	7.200%	3/15/39	2,330	3,320
Pfizer Inc.	4.300%	6/15/43	1,162	1,189
Pfizer Inc.	4.400%	5/15/44	835	866
Pfizer Inc.	4.125%	12/15/46	1,900	1,893
Pharmacia LLC	6.600%	12/1/28	1,555	1,991
Philip Morris International Inc.	6.375%	5/16/38	1,790	2,297
Philip Morris International Inc.	4.375%	11/15/41	1,080	1,078

Philip Morris International Inc.	4.500%	3/20/42	760	771
Philip Morris International Inc.	3.875%	8/21/42	660	608
Philip Morris International Inc.	4.125%	3/4/43	1,785	1,705
Philip Morris International Inc.	4.875%	11/15/43	1,335	1,425
Philip Morris International Inc.	4.250%	11/10/44	855	839
Procter & Gamble Co.	5.550%	3/5/37	189	248
Quest Diagnostics Inc.	5.750%	1/30/40	13	14
Quest Diagnostics Inc.	4.700%	3/30/45	325	320
Reynolds American Inc.	5.700%	8/15/35	1,165	1,330
Reynolds American Inc.	7.250%	6/15/37	776	1,004
Reynolds American Inc.	6.150%	9/15/43	125	151
Reynolds American Inc.	5.850%	8/15/45	2,689	3,171
RWJ Barnabas Health Inc.	3.949%	7/1/46	475	443
Southern Baptist Hospital of Florida Inc.	4.857%	7/15/45	175	190
St. Jude Medical Inc.	4.750%	4/15/43	900	876
Stryker Corp.	4.100%	4/1/43	407	373
Stryker Corp.	4.375%	5/15/44	1,275	1,222
Stryker Corp.	4.625%	3/15/46	720	717
Sysco Corp.	5.375%	9/21/35	639	696
Sysco Corp.	4.850%	10/1/45	350	361
Sysco Corp.	4.500%	4/1/46	1,275	1,250
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	1,246	1,400
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	2,650	2,296
1 Texas Health Resources	4.330%	11/15/55	300	298
The Kroger Co.	7.700%	6/1/29	530	701
The Kroger Co.	8.000%	9/15/29	200	272
The Kroger Co.	7.500%	4/1/31	230	311
The Kroger Co.	6.900%	4/15/38	269	340
The Kroger Co.	5.400%	7/15/40	996	1,097
The Kroger Co.	5.150%	8/1/43	675	718
The Kroger Co.	3.875%	10/15/46	400	356
The Pepsi Bottling Group Inc.	7.000%	3/1/29	1,710	2,335
Thermo Fisher Scientific Inc.	5.300%	2/1/44	633	704
Trinity Health Corp.	4.125%	12/1/45	400	388
Tyson Foods Inc.	4.875%	8/15/34	220	225
Tyson Foods Inc.	5.150%	8/15/44	1,100	1,134
Unilever Capital Corp.	5.900%	11/15/32	1,669	2,184
Whirlpool Corp.	5.150%	3/1/43	434	456
Whirlpool Corp.	4.500%	6/1/46	575	553
Wyeth LLC	6.500%	2/1/34	1,115	1,410
Wyeth LLC	6.000%	2/15/36	584	717
Wyeth LLC	5.950%	4/1/37	2,834	3,487
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	645	600
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	756	845
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,505	1,409
Zoetis Inc.	4.700%	2/1/43	1,435	1,369

Energy (10.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	775	845
Anadarko Finance Co.	7.500%	5/1/31	1,277	1,582
Anadarko Petroleum Corp.	6.450%	9/15/36	2,345	2,643
Anadarko Petroleum Corp.	7.950%	6/15/39	195	238
Anadarko Petroleum Corp.	6.200%	3/15/40	1,015	1,103
Anadarko Petroleum Corp.	4.500%	7/15/44	1,050	927
Anadarko Petroleum Corp.	6.600%	3/15/46	1,375	1,602
Apache Corp.	6.000%	1/15/37	1,411	1,574

Apache Corp.	5.100%	9/1/40	1,960	1,964
Apache Corp.	5.250%	2/1/42	655	670
Apache Corp.	4.750%	4/15/43	1,490	1,465
Apache Corp.	4.250%	1/15/44	100	92
Apache Finance Canada Corp.	7.750%	12/15/29	950	1,222
Baker Hughes Inc.	5.125%	9/15/40	1,555	1,683
BP Capital Markets plc	3.017%	1/16/27	1,275	1,219
BP Capital Markets plc	3.723%	11/28/28	900	902
Buckeye Partners LP	3.950%	12/1/26	600	574
Buckeye Partners LP	5.850%	11/15/43	545	540
Buckeye Partners LP	5.600%	10/15/44	350	337
Burlington Resources Finance Co.	7.200%	8/15/31	644	800
Burlington Resources Finance Co.	7.400%	12/1/31	1,281	1,647
Canadian Natural Resources Ltd.	7.200%	1/15/32	543	614
Canadian Natural Resources Ltd.	6.450%	6/30/33	650	709
Canadian Natural Resources Ltd.	5.850%	2/1/35	400	408
Canadian Natural Resources Ltd.	6.500%	2/15/37	655	714
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,577	1,722
Canadian Natural Resources Ltd.	6.750%	2/1/39	159	179
Columbia Pipeline Group Inc.	5.800%	6/1/45	550	618
Conoco Funding Co.	7.250%	10/15/31	612	767
ConocoPhillips	5.900%	10/15/32	665	746
ConocoPhillips	5.900%	5/15/38	1,421	1,630
ConocoPhillips	6.500%	2/1/39	3,130	3,834
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,102	1,231
ConocoPhillips Co.	4.150%	11/15/34	575	540
ConocoPhillips Co.	4.300%	11/15/44	553	529
ConocoPhillips Co.	5.950%	3/15/46	750	890
ConocoPhillips Holding Co.	6.950%	4/15/29	935	1,143
Devon Energy Corp.	7.950%	4/15/32	1,245	1,504
Devon Energy Corp.	5.600%	7/15/41	1,160	1,128
Devon Energy Corp.	4.750%	5/15/42	1,362	1,212
Devon Energy Corp.	5.000%	6/15/45	1,039	965
Devon Financing Co. LLC	7.875%	9/30/31	1,695	2,065
Dominion Gas Holdings LLC	4.800%	11/1/43	625	631
Dominion Gas Holdings LLC	4.600%	12/15/44	587	580
El Paso Natural Gas Co. LLC	8.375%	6/15/32	297	360
Enable Midstream Partners LP	5.000%	5/15/44	625	505
Enbridge Energy Partners LP	7.500%	4/15/38	1,170	1,355
Enbridge Energy Partners LP	5.500%	9/15/40	720	696
Enbridge Inc.	4.250%	12/1/26	1,000	1,007
Enbridge Inc.	4.500%	6/10/44	600	530
Enbridge Inc.	5.500%	12/1/46	900	923
Encana Corp.	6.500%	8/15/34	915	934
Encana Corp.	6.625%	8/15/37	1,450	1,490
Encana Corp.	6.500%	2/1/38	524	536
Encana Corp.	5.150%	11/15/41	50	42
Energy Transfer Partners LP	8.250%	11/15/29	264	320
Energy Transfer Partners LP	4.900%	3/15/35	765	695
Energy Transfer Partners LP	6.625%	10/15/36	645	675
Energy Transfer Partners LP	7.500%	7/1/38	862	967
Energy Transfer Partners LP	6.050%	6/1/41	609	600
Energy Transfer Partners LP	6.500%	2/1/42	1,230	1,274
Energy Transfer Partners LP	5.150%	2/1/43	925	826
Energy Transfer Partners LP	5.950%	10/1/43	652	640
Energy Transfer Partners LP	5.150%	3/15/45	1,100	986
Energy Transfer Partners LP	6.125%	12/15/45	1,373	1,386

Eni USA Inc.	7.300%	11/15/27	395	476
EnLink Midstream Partners LP	5.600%	4/1/44	383	346
EnLink Midstream Partners LP	5.050%	4/1/45	600	507
Enterprise Products Operating LLC	6.875%	3/1/33	540	628
Enterprise Products Operating LLC	6.650%	10/15/34	360	411
Enterprise Products Operating LLC	5.750%	3/1/35	300	316
Enterprise Products Operating LLC	7.550%	4/15/38	740	922
Enterprise Products Operating LLC	6.125%	10/15/39	1,030	1,132
Enterprise Products Operating LLC	6.450%	9/1/40	710	810
Enterprise Products Operating LLC	5.950%	2/1/41	1,075	1,167
Enterprise Products Operating LLC	5.700%	2/15/42	804	852
Enterprise Products Operating LLC	4.850%	8/15/42	1,015	970
Enterprise Products Operating LLC	4.450%	2/15/43	1,575	1,427
Enterprise Products Operating LLC	4.850%	3/15/44	1,530	1,473
Enterprise Products Operating LLC	5.100%	2/15/45	1,414	1,405
Enterprise Products Operating LLC	4.900%	5/15/46	1,720	1,677
Enterprise Products Operating LLC	4.950%	10/15/54	650	596
EOG Resources Inc.	3.900%	4/1/35	660	619
EOG Resources Inc.	5.100%	1/15/36	279	302
EQT Midstream Partners LP	4.125%	12/1/26	200	192
Exxon Mobil Corp.	3.567%	3/6/45	600	548
Exxon Mobil Corp.	4.114%	3/1/46	4,150	4,135
Halliburton Co.	4.850%	11/15/35	1,815	1,848
Halliburton Co.	6.700%	9/15/38	916	1,112
Halliburton Co.	7.450%	9/15/39	896	1,180
Halliburton Co.	4.500%	11/15/41	480	453
Halliburton Co.	4.750%	8/1/43	1,120	1,096
Halliburton Co.	5.000%	11/15/45	2,945	3,006
Hess Corp.	4.300%	4/1/27	1,250	1,181
Hess Corp.	7.875%	10/1/29	1,045	1,210
Hess Corp.	7.300%	8/15/31	620	683
Hess Corp.	7.125%	3/15/33	950	1,024
Hess Corp.	6.000%	1/15/40	1,132	1,096
Hess Corp.	5.600%	2/15/41	950	889
Hess Corp.	5.800%	4/1/47	900	867
Husky Energy Inc.	6.800%	9/15/37	490	570
Kerr-McGee Corp.	7.875%	9/15/31	465	570
Kinder Morgan Energy Partners LP	7.400%	3/15/31	238	264
Kinder Morgan Energy Partners LP	7.750%	3/15/32	442	523
Kinder Morgan Energy Partners LP	7.300%	8/15/33	675	767
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,475	1,472
Kinder Morgan Energy Partners LP	6.500%	2/1/37	985	1,025
Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,542	1,712
Kinder Morgan Energy Partners LP	6.500%	9/1/39	655	678
Kinder Morgan Energy Partners LP	6.550%	9/15/40	750	781
Kinder Morgan Energy Partners LP	7.500%	11/15/40	400	453
Kinder Morgan Energy Partners LP	6.375%	3/1/41	725	742
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	514
Kinder Morgan Energy Partners LP	5.000%	8/15/42	612	554
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,379	1,187
Kinder Morgan Energy Partners LP	5.000%	3/1/43	600	552
Kinder Morgan Energy Partners LP	5.500%	3/1/44	650	625
Kinder Morgan Energy Partners LP	5.400%	9/1/44	700	670
Kinder Morgan Inc.	7.750%	1/15/32	1,150	1,360
Kinder Morgan Inc.	5.300%	12/1/34	1,965	1,920
Kinder Morgan Inc.	5.550%	6/1/45	1,615	1,608
Magellan Midstream Partners LP	6.400%	5/1/37	265	307

Magellan Midstream Partners LP	4.200%	12/1/42	150	134
Magellan Midstream Partners LP	5.150%	10/15/43	415	417
Magellan Midstream Partners LP	4.200%	3/15/45	675	600
Magellan Midstream Partners LP	4.250%	9/15/46	545	494
Marathon Oil Corp.	6.800%	3/15/32	561	582
Marathon Oil Corp.	6.600%	10/1/37	655	666
Marathon Oil Corp.	5.200%	6/1/45	950	838
Marathon Petroleum Corp.	6.500%	3/1/41	1,668	1,675
Marathon Petroleum Corp.	4.750%	9/15/44	950	774
Marathon Petroleum Corp.	5.850%	12/15/45	375	345
Marathon Petroleum Corp.	5.000%	9/15/54	650	508
National Oilwell Varco Inc.	3.950%	12/1/42	1,710	1,214
Noble Energy Inc.	8.000%	4/1/27	245	295
Noble Energy Inc.	6.000%	3/1/41	936	977
Noble Energy Inc.	5.250%	11/15/43	1,150	1,112
Noble Energy Inc.	5.050%	11/15/44	1,255	1,186
Occidental Petroleum Corp.	3.000%	2/15/27	1,000	961
Occidental Petroleum Corp.	4.625%	6/15/45	764	774
Occidental Petroleum Corp.	4.400%	4/15/46	1,680	1,657
Occidental Petroleum Corp.	4.100%	2/15/47	1,000	940
ONEOK Partners LP	6.650%	10/1/36	589	644
ONEOK Partners LP	6.850%	10/15/37	560	623
ONEOK Partners LP	6.125%	2/1/41	471	496
ONEOK Partners LP	6.200%	9/15/43	1,209	1,286
Petro-Canada	7.000%	11/15/28	145	178
Petro-Canada	5.350%	7/15/33	545	589
Petro-Canada	5.950%	5/15/35	920	1,053
Petro-Canada	6.800%	5/15/38	685	847
Phillips 66	4.650%	11/15/34	1,575	1,591
Phillips 66	5.875%	5/1/42	1,826	2,102
Phillips 66	4.875%	11/15/44	1,919	1,954
Phillips 66 Partners LP	4.680%	2/15/45	275	245
Pioneer Natural Resources Co.	7.200%	1/15/28	325	389
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	900	890
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	415	439
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	485	509
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	745	668
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	425	339
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	1,155	982
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	225	197
Shell International Finance BV	4.125%	5/11/35	2,104	2,092
Shell International Finance BV	6.375%	12/15/38	2,803	3,538
Shell International Finance BV	5.500%	3/25/40	1,329	1,516
Shell International Finance BV	3.625%	8/21/42	1,427	1,266
Shell International Finance BV	4.550%	8/12/43	2,825	2,832
Shell International Finance BV	4.375%	5/11/45	3,580	3,537
Shell International Finance BV	4.000%	5/10/46	2,155	2,007
Shell International Finance BV	3.750%	9/12/46	1,330	1,179
Southern Natural Gas Co. LLC	8.000%	3/1/32	320	392
Spectra Energy Capital LLC	7.500%	9/15/38	440	511

Spectra Energy Partners LP	5.950%	9/25/43	350	387
Spectra Energy Partners LP	4.500%	3/15/45	1,025	942
Suncor Energy Inc.	7.150%	2/1/32	715	876
Suncor Energy Inc.	5.950%	12/1/34	825	942
Suncor Energy Inc.	6.500%	6/15/38	1,190	1,456
Suncor Energy Inc.	6.850%	6/1/39	870	1,104
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	675	674
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	650	575
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	350	326
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	1,300	1,216
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	560	636
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	965	1,119
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	485	550
Texas Eastern Transmission LP	7.000%	7/15/32	990	1,182
Tosco Corp.	7.800%	1/1/27	747	939
Tosco Corp.	8.125%	2/15/30	520	676
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,050	1,106
TransCanada PipeLines Ltd.	5.600%	3/31/34	460	521
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,010	1,186
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,440	2,983
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,030	1,375
TransCanada PipeLines Ltd.	7.625%	1/15/39	500	703
TransCanada PipeLines Ltd.	6.100%	6/1/40	995	1,206
TransCanada PipeLines Ltd.	5.000%	10/16/43	850	916
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	600	589
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	335	291
Valero Energy Corp.	7.500%	4/15/32	1,359	1,636
Valero Energy Corp.	6.625%	6/15/37	879	975
Valero Energy Corp.	10.500%	3/15/39	365	540
Valero Energy Corp.	4.900%	3/15/45	995	917
Western Gas Partners LP	5.450%	4/1/44	575	561
Williams Partners LP	6.300%	4/15/40	1,585	1,600
Williams Partners LP	5.800%	11/15/43	581	557
Williams Partners LP	5.400%	3/4/44	450	416
Williams Partners LP	4.900%	1/15/45	340	299
Williams Partners LP	5.100%	9/15/45	1,765	1,595
XTO Energy Inc.	6.750%	8/1/37	220	296

Other Industrial (0.5%)
California Institute of Technology GO	4.321%	8/1/45	405	427
California Institute of Technology GO	4.700%	11/1/11	568	534
Cintas Corp. No 2	6.150%	8/15/36	210	244
1 Duke University	3.199%	10/1/38	300	277
George Washington University District of
Columbia GO	3.545%	9/15/46	275	238
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	535	529
Massachusetts Institute of Technology	3.885%	7/1/16	400	341
1 Massachusetts Institute of Technology GO	3.959%	7/1/38	650	680
Massachusetts Institute of Technology GO	5.600%	7/1/11	970	1,172
Massachusetts Institute of Technology GO	4.678%	7/1/14	650	652
1 Northwestern University Illinois GO	3.688%	12/1/38	600	602
1 Northwestern University Illinois GO	4.643%	12/1/44	675	764
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	436	435
1 Rice University Texas GO	3.574%	5/15/45	850	827
Trustees of Dartmouth College	3.474%	6/1/46	450	423
1 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	475	452

University of Pennsylvania GO	4.674%	9/1/12	425	411
1 University of Southern California	3.028%	10/1/39	950	838
Wesleyan University Connecticut GO	4.781%	7/1/16	250	237

Technology (6.1%)
Analog Devices Inc.	4.500%	12/5/36	300	298
Analog Devices Inc.	5.300%	12/15/45	400	421
Apple Inc.	4.500%	2/23/36	1,975	2,115
Apple Inc.	3.850%	5/4/43	4,620	4,346
Apple Inc.	4.450%	5/6/44	1,855	1,889
Apple Inc.	3.450%	2/9/45	1,602	1,403
Apple Inc.	4.375%	5/13/45	3,450	3,512
Apple Inc.	4.650%	2/23/46	5,160	5,437
Apple Inc.	3.850%	8/4/46	2,500	2,342
Applied Materials Inc.	5.100%	10/1/35	670	746
Applied Materials Inc.	5.850%	6/15/41	715	827
Cisco Systems Inc.	5.900%	2/15/39	2,095	2,639
Cisco Systems Inc.	5.500%	1/15/40	2,765	3,347
Corning Inc.	7.250%	8/15/36	260	302
Corning Inc.	4.700%	3/15/37	250	244
Corning Inc.	5.750%	8/15/40	720	795
Corning Inc.	4.750%	3/15/42	255	243
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	2,050	2,331
2 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	2,875	3,344
Equifax Inc.	7.000%	7/1/37	200	241
Fidelity National Information Services Inc.	4.500%	8/15/46	900	835
2 Hewlett Packard Enterprise Co.	6.450%	10/15/35	1,325	1,331
2 Hewlett Packard Enterprise Co.	6.600%	10/15/45	1,675	1,646
HP Enterprise Services LLC	7.450%	10/15/29	260	308
HP Inc.	6.000%	9/15/41	1,360	1,323
Intel Corp.	4.000%	12/15/32	648	655
Intel Corp.	4.800%	10/1/41	2,334	2,517
Intel Corp.	4.250%	12/15/42	1,945	1,937
Intel Corp.	4.900%	7/29/45	2,204	2,442
Intel Corp.	4.100%	5/19/46	1,080	1,059
International Business Machines Corp.	6.220%	8/1/27	222	274
International Business Machines Corp.	6.500%	1/15/28	350	444
International Business Machines Corp.	5.875%	11/29/32	905	1,130
International Business Machines Corp.	5.600%	11/30/39	330	398
International Business Machines Corp.	4.000%	6/20/42	2,340	2,269
International Business Machines Corp.	4.700%	2/19/46	350	373
Juniper Networks Inc.	5.950%	3/15/41	500	499
KLA-Tencor Corp.	5.650%	11/1/34	387	402
Microsoft Corp.	3.500%	2/12/35	2,375	2,256
Microsoft Corp.	4.200%	11/3/35	300	312
Microsoft Corp.	3.450%	8/8/36	3,950	3,731
Microsoft Corp.	5.200%	6/1/39	435	509
Microsoft Corp.	4.500%	10/1/40	950	1,001
Microsoft Corp.	5.300%	2/8/41	1,000	1,184
Microsoft Corp.	3.500%	11/15/42	1,180	1,063
Microsoft Corp.	3.750%	5/1/43	1,601	1,503
Microsoft Corp.	4.875%	12/15/43	900	986
Microsoft Corp.	3.750%	2/12/45	3,125	2,906
Microsoft Corp.	4.450%	11/3/45	3,030	3,185
Microsoft Corp.	3.700%	8/8/46	6,190	5,716

Microsoft Corp.	4.000%	2/12/55	2,614	2,415
Microsoft Corp.	4.750%	11/3/55	1,735	1,836
Microsoft Corp.	3.950%	8/8/56	2,150	1,994
Motorola Solutions Inc.	5.500%	9/1/44	590	549
Oracle Corp.	3.250%	5/15/30	200	195
Oracle Corp.	4.300%	7/8/34	1,888	1,943
Oracle Corp.	3.900%	5/15/35	2,275	2,218
Oracle Corp.	3.850%	7/15/36	1,850	1,782
Oracle Corp.	6.500%	4/15/38	1,845	2,404
Oracle Corp.	6.125%	7/8/39	1,760	2,187
Oracle Corp.	5.375%	7/15/40	2,801	3,202
Oracle Corp.	4.500%	7/8/44	1,145	1,164
Oracle Corp.	4.125%	5/15/45	2,133	2,064
Oracle Corp.	4.000%	7/15/46	4,090	3,876
Oracle Corp.	4.375%	5/15/55	1,350	1,311
QUALCOMM Inc.	4.650%	5/20/35	1,015	1,070
QUALCOMM Inc.	4.800%	5/20/45	1,838	1,940
Seagate HDD Cayman	4.875%	6/1/27	725	634
Seagate HDD Cayman	5.750%	12/1/34	525	441
Tyco Electronics Group SA	7.125%	10/1/37	520	674
Verisk Analytics Inc.	5.500%	6/15/45	975	1,004
Xerox Corp.	6.750%	12/15/39	242	237

Transportation (3.7%)
1 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	962	950
1 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	610	613
1 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	299	308
1 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	673	680
1 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	300	299
1 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	6/15/28	1,150	1,124
1 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	275	268
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	950	919
Burlington Northern Santa Fe LLC	7.950%	8/15/30	295	417
Burlington Northern Santa Fe LLC	6.200%	8/15/36	670	845
Burlington Northern Santa Fe LLC	5.750%	5/1/40	924	1,106
Burlington Northern Santa Fe LLC	5.050%	3/1/41	876	971
Burlington Northern Santa Fe LLC	5.400%	6/1/41	845	979
Burlington Northern Santa Fe LLC	4.950%	9/15/41	300	326
Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,056	1,066
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,140	1,156
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,012	1,035
Burlington Northern Santa Fe LLC	5.150%	9/1/43	725	817
Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,505	1,645
Burlington Northern Santa Fe LLC	4.550%	9/1/44	915	956
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,195	1,180
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,250	1,337
Burlington Northern Santa Fe LLC	3.900%	8/1/46	500	476
Canadian National Railway Co.	6.900%	7/15/28	621	838
Canadian National Railway Co.	6.250%	8/1/34	625	786

Canadian National Railway Co.	6.200%	6/1/36	530	688
Canadian National Railway Co.	6.375%	11/15/37	321	423
Canadian National Railway Co.	3.500%	11/15/42	585	535
Canadian National Railway Co.	4.500%	11/7/43	200	213
Canadian National Railway Co.	3.200%	8/2/46	1,225	1,067
Canadian Pacific Railway Co.	7.125%	10/15/31	315	406
Canadian Pacific Railway Co.	5.750%	3/15/33	170	190
Canadian Pacific Railway Co.	4.800%	9/15/35	850	916
Canadian Pacific Railway Co.	5.950%	5/15/37	720	858
Canadian Pacific Railway Co.	4.800%	8/1/45	650	692
Canadian Pacific Railway Co.	6.125%	9/15/15	980	1,130
Canadian Pacific Railway Ltd.	5.750%	1/15/42	300	351
CSX Corp.	6.000%	10/1/36	712	837
CSX Corp.	6.150%	5/1/37	588	712
CSX Corp.	6.220%	4/30/40	435	536
CSX Corp.	5.500%	4/15/41	596	665
CSX Corp.	4.750%	5/30/42	865	886
CSX Corp.	4.400%	3/1/43	350	346
CSX Corp.	4.100%	3/15/44	1,262	1,194
CSX Corp.	3.800%	11/1/46	1,075	976
CSX Corp.	3.950%	5/1/50	650	576
CSX Corp.	4.500%	8/1/54	685	659
CSX Corp.	4.250%	11/1/66	900	803
1 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	359	372
FedEx Corp.	4.900%	1/15/34	1,180	1,251
FedEx Corp.	3.900%	2/1/35	709	671
FedEx Corp.	3.875%	8/1/42	581	519
FedEx Corp.	4.100%	4/15/43	661	611
FedEx Corp.	5.100%	1/15/44	861	916
FedEx Corp.	4.100%	2/1/45	672	617
FedEx Corp.	4.750%	11/15/45	1,375	1,393
FedEx Corp.	4.550%	4/1/46	1,160	1,148
FedEx Corp.	4.500%	2/1/65	265	241
Kansas City Southern	4.300%	5/15/43	825	764
Kansas City Southern	4.950%	8/15/45	696	708
1 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	1,040	1,019
Norfolk Southern Corp.	7.800%	5/15/27	450	605
Norfolk Southern Corp.	7.250%	2/15/31	530	707
Norfolk Southern Corp.	7.050%	5/1/37	255	335
Norfolk Southern Corp.	4.837%	10/1/41	536	569
Norfolk Southern Corp.	3.950%	10/1/42	660	617
Norfolk Southern Corp.	4.800%	8/15/43	511	538
Norfolk Southern Corp.	4.450%	6/15/45	529	536
Norfolk Southern Corp.	4.650%	1/15/46	845	892
Norfolk Southern Corp.	7.900%	5/15/97	270	361
Norfolk Southern Corp.	6.000%	3/15/05	813	868
Norfolk Southern Corp.	6.000%	5/23/11	720	779
1 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	613	626
Union Pacific Corp.	3.375%	2/1/35	655	617
Union Pacific Corp.	4.300%	6/15/42	485	491
Union Pacific Corp.	4.250%	4/15/43	350	354
Union Pacific Corp.	4.150%	1/15/45	325	322
Union Pacific Corp.	4.050%	11/15/45	550	543
Union Pacific Corp.	4.050%	3/1/46	900	890
Union Pacific Corp.	3.350%	8/15/46	300	263

2 Union Pacific Corp.	3.799%	10/1/51	3,453	3,168
Union Pacific Corp.	3.875%	2/1/55	790	706
Union Pacific Corp.	4.375%	11/15/65	480	471
1 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	450	453
1 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	450	447
1 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	950	931
1 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	475	457
1 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	850	816
United Parcel Service Inc.	6.200%	1/15/38	1,766	2,306
United Parcel Service Inc.	4.875%	11/15/40	1,150	1,290
United Parcel Service Inc.	3.625%	10/1/42	265	250
United Parcel Service Inc.	3.400%	11/15/46	325	291
United Parcel Service of America Inc.	8.375%	4/1/30	325	452
				1,296,122
Utilities (12.9%)
Electric (11.9%)
AEP Texas Central Co.	6.650%	2/15/33	885	1,086
2 AEP Transmission Co. LLC	3.100%	12/1/26	400	394
2 AEP Transmission Co. LLC	4.000%	12/1/46	500	495
Alabama Power Co.	6.125%	5/15/38	490	606
Alabama Power Co.	6.000%	3/1/39	575	704
Alabama Power Co.	5.500%	3/15/41	320	376
Alabama Power Co.	5.200%	6/1/41	456	518
Alabama Power Co.	4.100%	1/15/42	260	254
Alabama Power Co.	3.850%	12/1/42	425	405
Alabama Power Co.	4.150%	8/15/44	400	400
Alabama Power Co.	3.750%	3/1/45	800	752
Alabama Power Co.	4.300%	1/2/46	1,307	1,340
Ameren Illinois Co.	4.800%	12/15/43	500	552
Ameren Illinois Co.	4.300%	7/1/44	220	228
Ameren Illinois Co.	4.150%	3/15/46	155	158
Appalachian Power Co.	5.800%	10/1/35	370	426
Appalachian Power Co.	6.375%	4/1/36	355	426
Appalachian Power Co.	6.700%	8/15/37	260	330
Appalachian Power Co.	7.000%	4/1/38	540	705
Appalachian Power Co.	4.400%	5/15/44	285	285
Appalachian Power Co.	4.450%	6/1/45	625	635
Arizona Public Service Co.	5.500%	9/1/35	482	562
Arizona Public Service Co.	5.050%	9/1/41	330	367
Arizona Public Service Co.	4.500%	4/1/42	723	761
Arizona Public Service Co.	4.700%	1/15/44	395	421
Arizona Public Service Co.	4.350%	11/15/45	150	154
Arizona Public Service Co.	3.750%	5/15/46	555	522
Baltimore Gas & Electric Co.	6.350%	10/1/36	448	571
Baltimore Gas & Electric Co.	3.500%	8/15/46	650	585
Berkshire Hathaway Energy Co.	8.480%	9/15/28	378	546
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,895	2,351
Berkshire Hathaway Energy Co.	5.950%	5/15/37	646	785
Berkshire Hathaway Energy Co.	6.500%	9/15/37	1,947	2,487
Berkshire Hathaway Energy Co.	5.150%	11/15/43	895	996
Berkshire Hathaway Energy Co.	4.500%	2/1/45	850	869
Black Hills Corp.	3.150%	1/15/27	450	432

Black Hills Corp.	4.200%	9/15/46	450	428
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	450	598
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	650	603
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	696	749
2 Cleco Corporate Holdings LLC	4.973%	5/1/46	425	427
Cleco Power LLC	6.500%	12/1/35	417	513
Cleco Power LLC	6.000%	12/1/40	392	477
Cleveland Electric Illuminating Co.	5.950%	12/15/36	280	310
CMS Energy Corp.	2.950%	2/15/27	550	520
CMS Energy Corp.	4.700%	3/31/43	290	303
CMS Energy Corp.	4.875%	3/1/44	384	413
Commonwealth Edison Co.	5.875%	2/1/33	435	521
Commonwealth Edison Co.	5.900%	3/15/36	945	1,161
Commonwealth Edison Co.	6.450%	1/15/38	546	715
Commonwealth Edison Co.	3.800%	10/1/42	370	355
Commonwealth Edison Co.	4.600%	8/15/43	1,000	1,070
Commonwealth Edison Co.	4.700%	1/15/44	1,075	1,154
Commonwealth Edison Co.	3.700%	3/1/45	445	417
Commonwealth Edison Co.	4.350%	11/15/45	675	706
Commonwealth Edison Co.	3.650%	6/15/46	350	326
Connecticut Light & Power Co.	6.350%	6/1/36	351	447
Connecticut Light & Power Co.	4.300%	4/15/44	640	654
Consolidated Edison Co. of New York Inc.	2.900%	12/1/26	250	243
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	745	841
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	250	300
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	276	347
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	483	569
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	1,055	1,334
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	575	760
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	425	496
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	535	640
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	375	370
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,157	1,106
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,375	1,423
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	240	250
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,080	1,014
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	585	602
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	550	540
Consumers Energy Co.	3.950%	5/15/43	420	416
Consumers Energy Co.	4.100%	11/15/45	290	294
Consumers Energy Co.	3.250%	8/15/46	775	679
Consumers Energy Co.	4.350%	8/31/64	330	330
Delmarva Power & Light Co.	4.000%	6/1/42	445	428
Dominion Resources Inc.	6.300%	3/15/33	470	548
Dominion Resources Inc.	5.250%	8/1/33	448	477
Dominion Resources Inc.	5.950%	6/15/35	755	860
Dominion Resources Inc.	7.000%	6/15/38	550	697
Dominion Resources Inc.	4.900%	8/1/41	550	569
Dominion Resources Inc.	4.050%	9/15/42	405	376
Dominion Resources Inc.	4.700%	12/1/44	971	978
DTE Electric Co.	6.625%	6/1/36	354	467
DTE Electric Co.	5.700%	10/1/37	200	243
DTE Electric Co.	3.950%	6/15/42	730	720
DTE Electric Co.	4.000%	4/1/43	375	374
DTE Electric Co.	4.300%	7/1/44	478	502
DTE Electric Co.	3.700%	3/15/45	450	430
DTE Electric Co.	3.700%	6/1/46	425	406

DTE Energy Co.	6.375%	4/15/33	420	509
Duke Energy Carolinas LLC	2.950%	12/1/26	625	617
Duke Energy Carolinas LLC	6.000%	12/1/28	335	409
Duke Energy Carolinas LLC	6.450%	10/15/32	463	581
Duke Energy Carolinas LLC	6.100%	6/1/37	670	810
Duke Energy Carolinas LLC	6.000%	1/15/38	710	880
Duke Energy Carolinas LLC	6.050%	4/15/38	716	891
Duke Energy Carolinas LLC	5.300%	2/15/40	865	1,002
Duke Energy Carolinas LLC	4.250%	12/15/41	813	822
Duke Energy Carolinas LLC	4.000%	9/30/42	785	768
Duke Energy Carolinas LLC	3.750%	6/1/45	855	803
Duke Energy Carolinas LLC	3.875%	3/15/46	350	337
Duke Energy Corp.	4.800%	12/15/45	650	679
Duke Energy Corp.	3.750%	9/1/46	2,325	2,061
Duke Energy Florida LLC	6.350%	9/15/37	600	775
Duke Energy Florida LLC	6.400%	6/15/38	801	1,041
Duke Energy Florida LLC	5.650%	4/1/40	275	332
Duke Energy Florida LLC	3.850%	11/15/42	415	393
Duke Energy Florida LLC	3.400%	10/1/46	800	705
1 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,000	939
1 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	300	274
1 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	225	205
Duke Energy Indiana LLC	6.120%	10/15/35	523	634
Duke Energy Indiana LLC	6.350%	8/15/38	691	891
Duke Energy Indiana LLC	6.450%	4/1/39	500	656
Duke Energy Indiana LLC	4.200%	3/15/42	280	279
Duke Energy Indiana LLC	4.900%	7/15/43	365	406
Duke Energy Indiana LLC	3.750%	5/15/46	405	378
Duke Energy Ohio Inc.	3.700%	6/15/46	530	490
Duke Energy Progress LLC	6.300%	4/1/38	340	438
Duke Energy Progress LLC	4.100%	5/15/42	843	831
Duke Energy Progress LLC	4.100%	3/15/43	560	551
Duke Energy Progress LLC	4.375%	3/30/44	620	638
Duke Energy Progress LLC	4.150%	12/1/44	805	800
Duke Energy Progress LLC	4.200%	8/15/45	700	705
Duke Energy Progress LLC	3.700%	10/15/46	800	742
El Paso Electric Co.	6.000%	5/15/35	530	613
El Paso Electric Co.	5.000%	12/1/44	350	379
2 Emera US Finance LP	4.750%	6/15/46	1,600	1,575
Entergy Louisiana LLC	3.250%	4/1/28	1,300	1,286
Entergy Louisiana LLC	3.050%	6/1/31	525	497
Entergy Louisiana LLC	4.950%	1/15/45	750	765
Entergy Mississippi Inc.	2.850%	6/1/28	550	523
Entergy Texas Inc.	5.150%	6/1/45	430	441
Exelon Corp.	4.950%	6/15/35	425	445
Exelon Corp.	5.625%	6/15/35	950	1,050
Exelon Corp.	5.100%	6/15/45	1,235	1,306
Exelon Corp.	4.450%	4/15/46	1,250	1,210
Exelon Generation Co. LLC	6.250%	10/1/39	795	792
Exelon Generation Co. LLC	5.750%	10/1/41	410	397
Exelon Generation Co. LLC	5.600%	6/15/42	961	904
Florida Power & Light Co.	5.950%	10/1/33	300	371
Florida Power & Light Co.	5.625%	4/1/34	525	630
Florida Power & Light Co.	4.950%	6/1/35	285	318
Florida Power & Light Co.	5.650%	2/1/37	502	608
Florida Power & Light Co.	5.950%	2/1/38	710	896
Florida Power & Light Co.	5.960%	4/1/39	500	638

Florida Power & Light Co.	5.690%	3/1/40	675	838
Florida Power & Light Co.	5.250%	2/1/41	260	306
Florida Power & Light Co.	5.125%	6/1/41	275	318
Florida Power & Light Co.	4.125%	2/1/42	952	977
Florida Power & Light Co.	4.050%	6/1/42	705	715
Florida Power & Light Co.	3.800%	12/15/42	510	497
Florida Power & Light Co.	4.050%	10/1/44	438	442
Georgia Power Co.	5.650%	3/1/37	635	734
Georgia Power Co.	5.950%	2/1/39	685	820
Georgia Power Co.	5.400%	6/1/40	350	393
Georgia Power Co.	4.750%	9/1/40	631	664
Georgia Power Co.	4.300%	3/15/42	1,045	1,042
Georgia Power Co.	4.300%	3/15/43	330	333
Iberdrola International BV	6.750%	7/15/36	466	571
Indiana Michigan Power Co.	6.050%	3/15/37	565	667
Indiana Michigan Power Co.	4.550%	3/15/46	300	308
Interstate Power & Light Co.	6.250%	7/15/39	440	555
Interstate Power & Light Co.	3.700%	9/15/46	725	666
ITC Holdings Corp.	5.300%	7/1/43	310	330
Jersey Central Power & Light Co.	6.150%	6/1/37	745	848
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	1,021	1,126
Kansas City Power & Light Co.	6.050%	11/15/35	250	294
Kansas City Power & Light Co.	5.300%	10/1/41	470	500
Kentucky Utilities Co.	5.125%	11/1/40	620	707
Kentucky Utilities Co.	4.650%	11/15/43	410	442
Kentucky Utilities Co.	4.375%	10/1/45	100	104
Louisville Gas & Electric Co.	5.125%	11/15/40	621	705
Louisville Gas & Electric Co.	4.650%	11/15/43	225	245
Louisville Gas & Electric Co.	4.375%	10/1/45	525	542
MidAmerican Energy Co.	6.750%	12/30/31	690	934
MidAmerican Energy Co.	5.750%	11/1/35	610	732
MidAmerican Energy Co.	5.800%	10/15/36	210	253
MidAmerican Energy Co.	4.800%	9/15/43	850	940
MidAmerican Energy Co.	4.400%	10/15/44	350	367
MidAmerican Energy Co.	4.250%	5/1/46	650	668
MidAmerican Funding LLC	6.927%	3/1/29	250	331
Mississippi Power Co.	4.250%	3/15/42	405	349
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	700	973
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	994	1,013
Nevada Power Co.	6.650%	4/1/36	850	1,102
Nevada Power Co.	6.750%	7/1/37	470	614
Nevada Power Co.	5.375%	9/15/40	235	270
Nevada Power Co.	5.450%	5/15/41	291	336
Northern States Power Co.	5.250%	7/15/35	240	278
Northern States Power Co.	6.250%	6/1/36	210	272
Northern States Power Co.	6.200%	7/1/37	486	633
Northern States Power Co.	5.350%	11/1/39	375	444
Northern States Power Co.	4.850%	8/15/40	515	577
Northern States Power Co.	3.400%	8/15/42	980	896
Northern States Power Co.	4.125%	5/15/44	400	407
Northern States Power Co.	4.000%	8/15/45	450	449
Northern States Power Co.	3.600%	5/15/46	580	547
NorthWestern Corp.	4.176%	11/15/44	545	533
NSTAR Electric Co.	5.500%	3/15/40	460	541
NSTAR Electric Co.	4.400%	3/1/44	265	275

Oglethorpe Power Corp.	5.950%	11/1/39	365	431
Oglethorpe Power Corp.	5.375%	11/1/40	495	546
Oglethorpe Power Corp.	4.200%	12/1/42	365	348
Oglethorpe Power Corp.	4.550%	6/1/44	498	488
Oglethorpe Power Corp.	4.250%	4/1/46	525	499
Oglethorpe Power Corp.	5.250%	9/1/50	235	248
Ohio Edison Co.	6.875%	7/15/36	670	854
Ohio Edison Co.	8.250%	10/15/38	275	386
Ohio Power Co.	6.600%	2/15/33	450	548
Ohio Power Co.	5.850%	10/1/35	321	369
Oklahoma Gas & Electric Co.	5.850%	6/1/40	210	254
Oklahoma Gas & Electric Co.	5.250%	5/15/41	325	370
Oklahoma Gas & Electric Co.	3.900%	5/1/43	350	336
Oklahoma Gas & Electric Co.	4.550%	3/15/44	345	364
Oklahoma Gas & Electric Co.	4.000%	12/15/44	431	413
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	599	787
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	455	614
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	375	529
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	455	523
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	705	747
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	753	879
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	455	434
Pacific Gas & Electric Co.	6.050%	3/1/34	4,045	5,001
Pacific Gas & Electric Co.	5.800%	3/1/37	1,000	1,204
Pacific Gas & Electric Co.	6.350%	2/15/38	619	789
Pacific Gas & Electric Co.	6.250%	3/1/39	620	793
Pacific Gas & Electric Co.	5.400%	1/15/40	535	624
Pacific Gas & Electric Co.	4.500%	12/15/41	245	255
Pacific Gas & Electric Co.	4.450%	4/15/42	450	467
Pacific Gas & Electric Co.	3.750%	8/15/42	50	47
Pacific Gas & Electric Co.	4.600%	6/15/43	949	1,004
Pacific Gas & Electric Co.	5.125%	11/15/43	872	990
Pacific Gas & Electric Co.	4.750%	2/15/44	1,040	1,128
Pacific Gas & Electric Co.	4.300%	3/15/45	610	619
Pacific Gas & Electric Co.	4.250%	3/15/46	550	555
Pacific Gas & Electric Co.	4.000%	12/1/46	400	389
PacifiCorp	7.700%	11/15/31	550	786
PacifiCorp	5.250%	6/15/35	585	667
PacifiCorp	6.100%	8/1/36	365	453
PacifiCorp	5.750%	4/1/37	730	878
PacifiCorp	6.250%	10/15/37	715	924
PacifiCorp	6.350%	7/15/38	560	725
PacifiCorp	6.000%	1/15/39	640	811
PacifiCorp	4.100%	2/1/42	120	120
PECO Energy Co.	5.950%	10/1/36	170	206
PECO Energy Co.	4.150%	10/1/44	240	240
Pennsylvania Electric Co.	6.150%	10/1/38	185	206
Potomac Electric Power Co.	6.500%	11/15/37	275	360
Potomac Electric Power Co.	7.900%	12/15/38	270	397
Potomac Electric Power Co.	4.150%	3/15/43	815	819
PPL Capital Funding Inc.	4.700%	6/1/43	485	483
PPL Capital Funding Inc.	5.000%	3/15/44	625	657
PPL Electric Utilities Corp.	6.250%	5/15/39	555	711
PPL Electric Utilities Corp.	5.200%	7/15/41	550	630
PPL Electric Utilities Corp.	4.750%	7/15/43	250	275
PPL Electric Utilities Corp.	4.125%	6/15/44	480	479
Progress Energy Inc.	7.750%	3/1/31	780	1,043

Progress Energy Inc.	7.000%	10/30/31	542	681
Progress Energy Inc.	6.000%	12/1/39	690	826
PSEG Power LLC	8.625%	4/15/31	1,015	1,236
Public Service Co. of Colorado	6.500%	8/1/38	230	304
Public Service Co. of Colorado	4.750%	8/15/41	345	380
Public Service Co. of Colorado	3.600%	9/15/42	360	336
Public Service Co. of Colorado	3.950%	3/15/43	170	167
Public Service Co. of Colorado	4.300%	3/15/44	1,225	1,275
Public Service Co. of Oklahoma	6.625%	11/15/37	225	283
Public Service Electric & Gas Co.	5.700%	12/1/36	744	901
Public Service Electric & Gas Co.	5.800%	5/1/37	440	538
Public Service Electric & Gas Co.	5.375%	11/1/39	302	353
Public Service Electric & Gas Co.	5.500%	3/1/40	105	125
Public Service Electric & Gas Co.	3.950%	5/1/42	355	355
Public Service Electric & Gas Co.	3.650%	9/1/42	1,080	1,023
Public Service Electric & Gas Co.	4.000%	6/1/44	306	309
Public Service Electric & Gas Co.	4.050%	5/1/45	330	333
Public Service Electric & Gas Co.	4.150%	11/1/45	475	490
Public Service Electric & Gas Co.	3.800%	3/1/46	425	417
Puget Sound Energy Inc.	7.020%	12/1/27	371	481
Puget Sound Energy Inc.	5.483%	6/1/35	290	335
Puget Sound Energy Inc.	6.724%	6/15/36	228	298
Puget Sound Energy Inc.	6.274%	3/15/37	426	534
Puget Sound Energy Inc.	5.757%	10/1/39	470	570
Puget Sound Energy Inc.	5.795%	3/15/40	420	512
Puget Sound Energy Inc.	5.764%	7/15/40	295	364
Puget Sound Energy Inc.	5.638%	4/15/41	300	360
Puget Sound Energy Inc.	4.434%	11/15/41	395	412
Puget Sound Energy Inc.	4.300%	5/20/45	783	805
San Diego Gas & Electric Co.	5.350%	5/15/35	265	309
San Diego Gas & Electric Co.	6.125%	9/15/37	310	396
San Diego Gas & Electric Co.	6.000%	6/1/39	574	746
San Diego Gas & Electric Co.	5.350%	5/15/40	410	484
San Diego Gas & Electric Co.	4.500%	8/15/40	536	574
San Diego Gas & Electric Co.	3.950%	11/15/41	300	299
San Diego Gas & Electric Co.	4.300%	4/1/42	310	322
Sierra Pacific Power Co.	6.750%	7/1/37	355	465
South Carolina Electric & Gas Co.	6.625%	2/1/32	490	610
South Carolina Electric & Gas Co.	5.300%	5/15/33	405	448
South Carolina Electric & Gas Co.	6.050%	1/15/38	490	600
South Carolina Electric & Gas Co.	5.450%	2/1/41	495	565
South Carolina Electric & Gas Co.	4.350%	2/1/42	566	561
South Carolina Electric & Gas Co.	4.600%	6/15/43	455	469
South Carolina Electric & Gas Co.	4.100%	6/15/46	855	839
South Carolina Electric & Gas Co.	4.500%	6/1/64	633	597
South Carolina Electric & Gas Co.	5.100%	6/1/65	590	611
Southern California Edison Co.	6.650%	4/1/29	450	560
Southern California Edison Co.	6.000%	1/15/34	530	654
Southern California Edison Co.	5.750%	4/1/35	401	482
Southern California Edison Co.	5.350%	7/15/35	280	325
Southern California Edison Co.	5.550%	1/15/36	220	263
Southern California Edison Co.	5.625%	2/1/36	640	762
Southern California Edison Co.	5.550%	1/15/37	830	989
Southern California Edison Co.	5.950%	2/1/38	865	1,097
Southern California Edison Co.	6.050%	3/15/39	600	756
Southern California Edison Co.	5.500%	3/15/40	570	680
Southern California Edison Co.	4.500%	9/1/40	820	868

Southern California Edison Co.	3.900%	12/1/41	560	546
Southern California Edison Co.	4.050%	3/15/42	620	617
Southern California Edison Co.	3.900%	3/15/43	225	220
Southern California Edison Co.	4.650%	10/1/43	656	716
Southern California Edison Co.	3.600%	2/1/45	596	555
Southern Co.	4.250%	7/1/36	1,146	1,134
Southern Co.	4.400%	7/1/46	1,925	1,881
Southern Power Co.	5.150%	9/15/41	520	524
Southern Power Co.	5.250%	7/15/43	620	623
Southern Power Co.	4.950%	12/15/46	550	530
Southwestern Electric Power Co.	6.200%	3/15/40	375	451
Southwestern Electric Power Co.	3.900%	4/1/45	500	459
Southwestern Public Service Co.	4.500%	8/15/41	520	545
Southwestern Public Service Co.	3.400%	8/15/46	500	445
Tampa Electric Co.	6.550%	5/15/36	50	63
Tampa Electric Co.	6.150%	5/15/37	265	321
Tampa Electric Co.	4.100%	6/15/42	595	571
Tampa Electric Co.	4.350%	5/15/44	440	437
Tampa Electric Co.	4.200%	5/15/45	120	118
Toledo Edison Co.	6.150%	5/15/37	460	533
TransAlta Corp.	6.500%	3/15/40	401	360
Tri-State Generation & Transmission Assn.
Inc.	4.700%	11/1/44	270	277
Tri-State Generation & Transmission Assn.
Inc.	4.250%	6/1/46	300	289
Union Electric Co.	5.300%	8/1/37	385	445
Union Electric Co.	8.450%	3/15/39	560	867
Union Electric Co.	3.900%	9/15/42	280	273
Union Electric Co.	3.650%	4/15/45	815	767
Virginia Electric & Power Co.	6.000%	1/15/36	760	927
Virginia Electric & Power Co.	6.000%	5/15/37	803	992
Virginia Electric & Power Co.	6.350%	11/30/37	727	929
Virginia Electric & Power Co.	8.875%	11/15/38	329	523
Virginia Electric & Power Co.	4.000%	1/15/43	635	623
Virginia Electric & Power Co.	4.650%	8/15/43	740	793
Virginia Electric & Power Co.	4.450%	2/15/44	520	541
Virginia Electric & Power Co.	4.200%	5/15/45	290	294
Virginia Electric & Power Co.	4.000%	11/15/46	475	468
Westar Energy Inc.	4.125%	3/1/42	635	630
Westar Energy Inc.	4.100%	4/1/43	513	500
Westar Energy Inc.	4.625%	9/1/43	540	571
Westar Energy Inc.	4.250%	12/1/45	125	126
Wisconsin Electric Power Co.	5.625%	5/15/33	335	398
Wisconsin Electric Power Co.	5.700%	12/1/36	250	302
Wisconsin Electric Power Co.	3.650%	12/15/42	350	326
Wisconsin Electric Power Co.	4.250%	6/1/44	270	277
Wisconsin Electric Power Co.	4.300%	12/15/45	820	852
Wisconsin Power & Light Co.	6.375%	8/15/37	484	624
Wisconsin Power & Light Co.	4.100%	10/15/44	588	592
Wisconsin Public Service Corp.	3.671%	12/1/42	295	278
Wisconsin Public Service Corp.	4.752%	11/1/44	470	518
Xcel Energy Inc.	3.350%	12/1/26	400	399
Xcel Energy Inc.	6.500%	7/1/36	480	603
Xcel Energy Inc.	4.800%	9/15/41	365	386

Natural Gas (0.8%)
Atmos Energy Corp.	5.500%	6/15/41	650	751

Atmos Energy Corp.	4.150%	1/15/43	455	444
Atmos Energy Corp.	4.125%	10/15/44	977	952
CenterPoint Energy Resources Corp.	6.625%	11/1/37	355	429
CenterPoint Energy Resources Corp.	5.850%	1/15/41	389	437
KeySpan Corp.	8.000%	11/15/30	230	305
KeySpan Corp.	5.803%	4/1/35	406	462
NiSource Finance Corp.	6.250%	12/15/40	755	921
NiSource Finance Corp.	5.950%	6/15/41	800	929
NiSource Finance Corp.	5.800%	2/1/42	415	484
NiSource Finance Corp.	5.250%	2/15/43	620	680
NiSource Finance Corp.	4.800%	2/15/44	770	792
ONE Gas Inc.	4.658%	2/1/44	488	509
Piedmont Natural Gas Co. Inc.	4.100%	9/18/34	370	364
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	335
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	400	352
Sempra Energy	6.000%	10/15/39	456	539
Southern California Gas Co.	5.750%	11/15/35	400	486
Southern California Gas Co.	5.125%	11/15/40	625	717
Southern California Gas Co.	3.750%	9/15/42	325	317
Southern Co. Gas Capital Corp.	6.000%	10/1/34	215	247
Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,034	1,186
Southern Co. Gas Capital Corp.	4.400%	6/1/43	785	770
Southern Co. Gas Capital Corp.	3.950%	10/1/46	650	595
Southwest Gas Corp.	4.875%	10/1/43	300	318
Southwest Gas Corp.	3.800%	9/29/46	400	362
Spire Inc.	4.700%	8/15/44	375	366
Washington Gas Light Co.	3.796%	9/15/46	315	297

Other Utility (0.2%)
American Water Capital Corp.	3.000%	12/1/26	250	246
American Water Capital Corp.	6.593%	10/15/37	905	1,192
American Water Capital Corp.	4.300%	12/1/42	475	488
American Water Capital Corp.	4.300%	9/1/45	375	386
American Water Capital Corp.	4.000%	12/1/46	325	325
United Utilities plc	6.875%	8/15/28	670	741
Veolia Environnement SA	6.750%	6/1/38	425	524
				243,642
Total Corporate Bonds (Cost $1,904,715)				1,858,424
Taxable Municipal Bonds (0.2%)
George Washington University District of
Columbia GO	4.300%	9/15/44	750	735
George Washington University District of
Columbia GO	4.868%	9/15/45	40	43
New York University Hospitals Center GO	4.428%	7/1/42	350	338
New York University Hospitals Center
Revenue	5.750%	7/1/43	445	522
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	343	411
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	600	541
Princeton University New Jersey GO	5.700%	3/1/39	590	767
Stanford University California GO	3.460%	5/1/47	315	298
Tufts University Massachusetts GO	5.017%	4/15/12	375	380
University of Southern California GO	5.250%	10/1/11	420	478
Total Taxable Municipal Bonds (Cost $4,638)				4,513

		Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
3 Vanguard Market Liquidity Fund (Cost
$15,981)	0.691%	159,789	15,981
Total Investments (99.5%) (Cost $1,930,206)			1,883,781
Other Assets and Liabilities-Net (0.5%)4			8,882
Net Assets (100%)			1,892,663

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, the aggregate value of these securities was $41,918,000, representing 2.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $215,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,863	—
Corporate Bonds	—	1,858,126	298
Taxable Municipal Bonds	—	4,513	—
Temporary Cash Investments	15,981	—	—
Futures Contracts—Assets[1]	15	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	15,990	1,867,502	298
1 Represents variation margin on the last day of the reporting period for open and recently closed futures contracts.

Long-Term Corporate Bond Index Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
30-Year U.S. Treasury Bond	March 2017	15	2,269	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $1,931,395,000. Net unrealized depreciation of investment securities for tax purposes was $47,614,000, consisting of unrealized gains of $15,337,000 on securities that had risen in value since their purchase and $62,951,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond	1.750%	11/30/21	1,000	995
					995
Conventional Mortgage-Backed Securities (98.7%)
1,2	Fannie Mae Pool	2.000%	11/1/27–11/1/31	6,818	6,671
1,2,3Fannie Mae Pool		2.500%	11/1/26–10/1/46	120,765	121,256
1,2,3Fannie Mae Pool		3.000%	11/1/25–1/1/47	401,255	403,287
1,2,3Fannie Mae Pool		3.500%	10/1/20–1/1/47	397,819	410,042
1,2,3Fannie Mae Pool		4.000%	7/1/18–12/1/46	257,252	271,421
1,2,3Fannie Mae Pool		4.500%	2/1/18–12/1/46	121,320	131,180
1,2,4Fannie Mae Pool		5.000%	1/1/17–12/1/46	59,856	65,690
1,2,4Fannie Mae Pool		5.500%	12/1/16–12/1/46	46,420	51,915
1,2,4Fannie Mae Pool		6.000%	3/1/18–5/1/41	32,543	37,063
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	9,790	11,139
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	923	1,078
1,2	Fannie Mae Pool	7.500%	11/1/22	7	8
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–1/1/29	3,914	3,846
1,2,3Freddie Mac Gold Pool		2.500%	8/1/22–2/1/43	85,009	85,494
1,2,3Freddie Mac Gold Pool		3.000%	1/1/26–1/1/47	265,574	266,601
1,2,3Freddie Mac Gold Pool		3.500%	9/1/25–12/1/46	251,524	258,913
1,2,3Freddie Mac Gold Pool		4.000%	7/1/18–1/1/47	153,837	162,093
1,2,3Freddie Mac Gold Pool		4.500%	1/1/18–12/1/46	67,168	72,458
1,2	Freddie Mac Gold Pool	5.000%	10/1/17–3/1/42	37,557	41,137
1,2,4Freddie Mac Gold Pool		5.500%	4/1/21–6/1/41	30,691	34,258
1,2	Freddie Mac Gold Pool	6.000%	6/1/17–5/1/40	18,807	21,361
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	4,478	5,047
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	368	429
1,2	Freddie Mac Gold Pool	8.000%	11/1/22	1	1
1	Ginnie Mae I Pool	3.000%	1/15/26–10/1/46	21,170	21,544
1,3	Ginnie Mae I Pool	3.500%	2/15/26–12/1/46	23,059	24,085
1,3	Ginnie Mae I Pool	4.000%	7/15/24–12/1/46	34,190	36,394
1,3	Ginnie Mae I Pool	4.500%	9/15/18–12/1/46	35,492	38,831
1,3	Ginnie Mae I Pool	5.000%	1/15/18–12/1/46	21,745	24,030
1	Ginnie Mae I Pool	5.500%	10/15/32–2/15/40	9,725	10,974
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	4,211	4,816
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	223	260
1	Ginnie Mae I Pool	7.000%	10/15/27	6	7
1	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	15,614	15,459
1,3	Ginnie Mae II Pool	3.000%	10/20/26–12/1/46	242,260	246,366
1,3	Ginnie Mae II Pool	3.500%	12/20/25–1/1/47	360,864	375,961
1,3	Ginnie Mae II Pool	4.000%	9/20/25–12/1/46	165,119	175,246
1,3	Ginnie Mae II Pool	4.500%	4/20/18–1/1/47	75,466	81,582
1	Ginnie Mae II Pool	5.000%	6/20/33–12/1/46	35,357	38,659
1	Ginnie Mae II Pool	5.500%	12/20/33–5/20/45	12,975	14,319
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	6,170	6,995
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	622	713
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	116	137
					3,578,766

Nonconventional Mortgage-Backed Securities (0.6%)
1,2	Fannie Mae Pool	2.098%	3/1/43	629	636
1,2	Fannie Mae Pool	2.177%	6/1/42	1,692	1,754
1,2	Fannie Mae Pool	2.186%	6/1/43	382	388
1,2	Fannie Mae Pool	2.197%	10/1/42	293	298
1,2	Fannie Mae Pool	2.207%	9/1/42	820	850
1,2	Fannie Mae Pool	2.263%	7/1/43	1,034	1,040
1,2	Fannie Mae Pool	2.387%	7/1/42	2,671	2,720
1,2,5Fannie Mae Pool		2.400%	12/1/41	170	175
1,2,5Fannie Mae Pool		2.415%	5/1/42	190	197
1,2	Fannie Mae Pool	2.427%	5/1/43	1,199	1,216
1,2	Fannie Mae Pool	2.441%	10/1/42	534	544
1,2,5Fannie Mae Pool		2.552%	9/1/37	32	35
1,2,5Fannie Mae Pool		2.586%	12/1/40	306	322
1,2,5Fannie Mae Pool		2.660%	11/1/39	31	33
1,2,5Fannie Mae Pool		2.685%	12/1/40	11	11
1,2,5Fannie Mae Pool		2.694%	12/1/41	168	178
1,2,5Fannie Mae Pool		2.710%	1/1/40	4	4
1,2	Fannie Mae Pool	2.717%	12/1/43	881	901
1,2,5Fannie Mae Pool		2.750%	2/1/41	7	7
1,2,5Fannie Mae Pool		2.766%	11/1/41	49	52
1,2,5Fannie Mae Pool		2.768%	1/1/42	297	312
1,2	Fannie Mae Pool	2.783%	3/1/42	361	372
1,2,5Fannie Mae Pool		2.819%	5/1/42	57	59
1,2,5Fannie Mae Pool		2.833%	3/1/41	252	265
1,2,5Fannie Mae Pool		2.905%	12/1/40	13	13
1,2	Fannie Mae Pool	2.910%	12/1/40	79	82
1,2,5Fannie Mae Pool		2.938%	3/1/41	296	316
1,2,5Fannie Mae Pool		2.942%	9/1/43	565	572
1,2,5Fannie Mae Pool		2.977%	3/1/42	130	139
1,2,5Fannie Mae Pool		3.000%	5/1/41	68	71
1,2,5Fannie Mae Pool		3.041%	5/1/40	4	5
1,2,5Fannie Mae Pool		3.060%	2/1/42	200	214
1,2	Fannie Mae Pool	3.074%	2/1/41	57	60
1,2,5Fannie Mae Pool		3.090%	8/1/39	23	25
1,2,5Fannie Mae Pool		3.112%	10/1/40	96	102
1,2,5Fannie Mae Pool		3.130%	10/1/39	28	29
1,2,5Fannie Mae Pool		3.153%	11/1/41	134	143
1,2,5Fannie Mae Pool		3.195%	11/1/40	11	12
1,2,5Fannie Mae Pool		3.287%	10/1/40	15	16
1,2	Fannie Mae Pool	3.346%	8/1/42	169	173
1,2	Fannie Mae Pool	3.560%	4/1/41	74	76
1,2,5Fannie Mae Pool		3.564%	11/1/39	23	24
1,2	Fannie Mae Pool	3.587%	7/1/41	262	275
1,2,5Fannie Mae Pool		3.597%	12/1/39	286	299
1,2	Fannie Mae Pool	3.760%	6/1/41	147	154
1,2,5Fannie Mae Pool		3.816%	9/1/40	272	288
1,2,5Fannie Mae Pool		3.843%	8/1/39	74	77
1,2,5Fannie Mae Pool		4.442%	10/1/37	115	119
1,2	Fannie Mae Pool	5.188%	3/1/38	6	7
1,2	Fannie Mae Pool	5.541%	4/1/37	15	16
1,2	Freddie Mac Non Gold Pool	2.536%	11/1/43	482	492
1,2,5Freddie Mac Non Gold Pool		2.620%	12/1/40	42	43
1,2	Freddie Mac Non Gold Pool	2.623%	2/1/42	79	83
1,2,5Freddie Mac Non Gold Pool		2.652%	2/1/37	21	23
1,2	Freddie Mac Non Gold Pool	2.762%	1/1/41	164	171
1,2,5Freddie Mac Non Gold Pool		3.023%	2/1/41	169	179

1,2,5Freddie Mac Non Gold Pool		3.035%	2/1/41	12	13
1,2	Freddie Mac Non Gold Pool	3.051%	1/1/41	103	108
1,2,5Freddie Mac Non Gold Pool		3.074%	5/1/40	2	2
1,2,5Freddie Mac Non Gold Pool		3.076%	10/1/37	14	15
1,2,5Freddie Mac Non Gold Pool		3.130%	6/1/41	119	124
1,2,5Freddie Mac Non Gold Pool		3.131%	6/1/40	47	50
1,2,5Freddie Mac Non Gold Pool		3.231%	6/1/37	426	453
1,2	Freddie Mac Non Gold Pool	3.368%	12/1/39	25	26
1,2	Freddie Mac Non Gold Pool	3.425%	3/1/42	683	711
1,2	Freddie Mac Non Gold Pool	3.580%	6/1/40	107	113
1,2	Freddie Mac Non Gold Pool	3.690%	9/1/40	97	102
1,2	Freddie Mac Non Gold Pool	5.233%	3/1/38	102	107
1,5	Ginnie Mae II Pool	2.000%	11/20/40–12/20/42	878	905
1,5	Ginnie Mae II Pool	2.125%	4/20/41	9	9
1,5	Ginnie Mae II Pool	2.500%	7/20/41–1/20/42	1,307	1,330
1,5	Ginnie Mae II Pool	2.625%	5/20/41	12	13
1,5	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	425	438
					21,186
Total U.S. Government and Agency Obligations (Cost $3,647,857)					3,600,947

				Shares
Temporary Cash Investment (20.7%)
Money Market Fund (20.7%)
6	Vanguard Market Liquidity Fund
	(Cost $749,756)	0.691%		7,497,517	749,826
Total Investments (120.0%) (Cost $4,397,613)					4,350,773

					Amount
					($000)
Other Assets and Liabilities-Net (-20.0%)					(725,370)
Net Assets (100%)					3,625,403

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2016.
4 Securities with a value of $8,781,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available,

Vanguard Mortgage-Backed Securities Index Fund

or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,600,947	—
Temporary Cash Investments	749,826	—	—
Total	749,826	3,600,947	—

D. At November 30, 2016, the cost of investment securities for tax purposes was $4,397,652,000. Net unrealized depreciation of investment securities for tax purposes was $46,879,000, consisting of unrealized gains of $7,146,000 on securities that had risen in value since their purchase and $54,025,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments (unaudited)
As of November 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (92.2%)1
Consumer Discretionary (8.2%)
Six Flags Entertainment Corp.	86,890	5,008
Wendy's Co.	333,927	4,197
Lithia Motors Inc. Class A	42,580	3,913
* Modine Manufacturing Co.	275,816	3,241
Chico's FAS Inc.	181,797	2,783
* LGI Homes Inc.	76,327	2,492
Libbey Inc.	128,709	2,462
* Career Education Corp.	222,736	2,225
* Boot Barn Holdings Inc.	120,298	1,898
* Del Taco Restaurants Inc.	114,501	1,663
* Deckers Outdoor Corp.	20,976	1,248
Rent-A-Center Inc.	103,008	1,190
* Global Eagle Entertainment Inc.	181,068	1,162
DSW Inc. Class A	47,288	1,124
Oxford Industries Inc.	14,000	1,017
* Crocs Inc.	39,211	275
		35,898
Consumer Staples (2.0%)
Pinnacle Foods Inc.	86,340	4,279
* Lamb Weston Holdings Inc.	88,570	2,965
* Central Garden & Pet Co. Class A	60,133	1,646
		8,890
Energy (5.9%)
* Parsley Energy Inc. Class A	166,560	6,354
* Callon Petroleum Co.	259,690	4,581
* Carrizo Oil & Gas Inc.	97,254	4,118
World Fuel Services Corp.	46,230	2,055
* Concho Resources Inc.	14,200	2,031
* PDC Energy Inc.	27,233	2,028
SM Energy Co.	50,452	2,011
* QEP Resources Inc.	86,366	1,698
* RSP Permian Inc.	25,830	1,153
		26,029
Financials (24.6%)
PacWest Bancorp	211,725	10,851
Columbia Banking System Inc.	194,140	7,731
MB Financial Inc.	164,520	7,119
BGC Partners Inc. Class A	679,300	6,637
Starwood Property Trust Inc.	287,600	6,462
First Horizon National Corp.	315,666	6,023
Argo Group International Holdings Ltd.	93,335	5,922
Popular Inc.	142,841	5,807
Aspen Insurance Holdings Ltd.	112,627	5,738
Renasant Corp.	128,455	5,326
Flushing Financial Corp.	175,613	4,598
Washington Federal Inc.	130,038	4,220
Navigators Group Inc.	39,868	4,202
* Texas Capital Bancshares Inc.	56,334	4,098

* Affiliated Managers Group Inc.	26,340	3,901
WSFS Financial Corp.	72,452	3,090
James River Group Holdings Ltd.	74,529	2,905
First Midwest Bancorp Inc.	118,356	2,874
FirstCash Inc.	61,680	2,831
* First BanCorp	443,307	2,624
Selective Insurance Group Inc.	61,079	2,510
Investment Technology Group Inc.	132,253	2,465
		107,934
Health Care (4.1%)
* Ligand Pharmaceuticals Inc.	71,110	7,424
* Air Methods Corp.	95,660	3,128
Chemed Corp.	17,690	2,635
* Akorn Inc.	98,130	2,082
* Merit Medical Systems Inc.	73,645	1,735
* Myriad Genetics Inc.	70,525	1,177
		18,181
Industrials (18.1%)
KAR Auction Services Inc.	198,310	8,361
BWX Technologies Inc.	172,610	6,759
* Genesee & Wyoming Inc. Class A	83,354	6,368
* Teledyne Technologies Inc.	39,382	4,918
* Beacon Roofing Supply Inc.	94,320	4,376
CEB Inc.	58,880	3,471
Kaman Corp.	70,770	3,448
HNI Corp.	64,678	3,413
Meggitt plc ADR	284,030	3,363
Altra Industrial Motion Corp.	83,225	2,913
* Wesco Aircraft Holdings Inc.	189,216	2,791
* KLX Inc.	64,054	2,498
* Saia Inc.	59,431	2,481
* BMC Stock Holdings Inc.	130,039	2,451
* MRC Global Inc.	109,455	2,203
Encore Wire Corp.	51,629	2,194
EnerSys	26,862	2,138
Interface Inc. Class A	110,508	1,923
* Team Inc.	50,952	1,748
Actuant Corp. Class A	66,786	1,733
* WESCO International Inc.	24,027	1,631
* FTI Consulting Inc.	36,680	1,566
Briggs & Stratton Corp.	69,431	1,439
* DXP Enterprises Inc.	41,847	1,410
Celadon Group Inc.	158,190	1,273
Brady Corp. Class A	30,657	1,127
Primoris Services Corp.	41,449	950
* Babcock & Wilcox Enterprises Inc.	51,780	825
		79,771
Information Technology (10.5%)
* IAC/InterActiveCorp	110,640	7,453
j2 Global Inc.	61,540	4,524
* ACI Worldwide Inc.	227,380	4,231
* ON Semiconductor Corp.	340,621	4,012
* Itron Inc.	52,481	3,369
Silicon Motion Technology Corp. ADR	72,720	3,344
Jabil Circuit Inc.	151,850	3,212
* Integrated Device Technology Inc.	125,323	2,932

*	Semtech Corp.			97,004	2,726
*	FormFactor Inc.			198,717	2,226
*	Veeco Instruments Inc.			55,447	1,478
	Convergys Corp.			52,210	1,351
*	Insight Enterprises Inc.			36,660	1,284
*	Infinera Corp.			148,736	1,264
*	Ultratech Inc.			47,427	1,087
*,^ Match Group Inc.				54,600	982
*	Ingram Micro Inc.			23,071	864
					46,339
Materials (8.0%)
	Silgan Holdings Inc.			108,290	5,361
	FMC Corp.			81,720	4,586
	Ashland Global Holdings Inc.			37,120	4,183
*	Kraton Corp.			112,503	3,468
*,^ Valvoline Inc.				152,750	3,206
	PH Glatfelter Co.			125,015	2,872
*	Boise Cascade Co.			120,656	2,751
	Innophos Holdings Inc.			46,158	2,517
	Allegheny Technologies Inc.			114,968	2,017
	Carpenter Technology Corp.			50,164	1,794
	Eagle Materials Inc.			13,214	1,284
	Compass Minerals International Inc.			13,520	1,049
					35,088
Real Estate (7.7%)
*	Howard Hughes Corp.			71,690	8,158
	Medical Properties Trust Inc.			407,750	4,861
	Gaming and Leisure Properties Inc.			141,900	4,330
	Colony Starwood Homes			124,000	3,788
	Mack-Cali Realty Corp.			138,128	3,736
	Cousins Properties Inc.			323,265	2,557
	Hersha Hospitality Trust Class A			110,495	2,229
	EPR Properties			26,600	1,850
	National Retail Properties Inc.			36,041	1,538
*	Parkway Inc.			37,718	739
					33,786
Utilities (3.1%)
	Portland General Electric Co.			109,310	4,547
	MDU Resources Group Inc.			118,934	3,309
	Southwest Gas Corp.			39,288	2,912
	Unitil Corp.			66,963	2,844
					13,612
Total Common Stocks (Cost $330,631)					405,528
		Coupon
Temporary Cash Investments (8.9%)1
Money Market Fund (8.3%)
2,3 Vanguard Market Liquidity Fund		0.691%		365,369	36,541

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.6%)
4	Federal Home Loan Bank Discount Notes	0.381%	12/21/16	500	500

4,5 Federal Home Loan Bank Discount Notes	0.401%	12/23/16	2,100	2,099
				2,599
Total Temporary Cash Investments (Cost $39,135)				39,140
Total Investments (101.1%) (Cost $369,766)				444,668
Other Assets and Liabilities-Net (-1.1%)3				(4,838)
Net Assets (100%)				439,830

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,179,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.1% and 4.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,341,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

Investments	Level 1)	Level 2)	Level 3)

	($000	($000	($000
Common Stocks	405,528	—	—
Temporary Cash Investments	36,541	2,599	—
Futures Contracts—Liabilities[1]	(67)	—	—
Total	442,002	2,599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	140	15,392	144
E-mini Russell 2000 Index	December 2016	48	6,347	471
				615

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $369,766,000. Net unrealized appreciation of investment securities for tax purposes was $74,902,000, consisting of unrealized gains of $80,457,000 on securities that had risen in value since their purchase and $5,555,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	42,966	32,249
	Comcast Corp. Class A	266,213	18,504
	Home Depot Inc.	137,409	17,781
	Walt Disney Co.	179,292	17,771
	Wal-Mart Stores Inc.	167,140	11,772
	McDonald's Corp.	97,015	11,571
	Starbucks Corp.	157,398	9,124
*	Priceline Group Inc.	5,461	8,212
	Time Warner Inc.	86,811	7,971
	NIKE Inc. Class B	146,105	7,315
	Costco Wholesale Corp.	48,084	7,218
	Lowe's Cos. Inc.	98,624	6,958
	Charter Communications Inc. Class A	22,106	6,086
	TJX Cos. Inc.	72,809	5,704
	General Motors Co.	154,655	5,340
*	Netflix Inc.	44,980	5,263
	Ford Motor Co.	428,203	5,121
	Target Corp.	64,981	5,019
	Twenty-First Century Fox Inc. Class A	121,062	3,403
*	eBay Inc.	117,584	3,270
	Ross Stores Inc.	43,267	2,924
*	O'Reilly Automotive Inc.	10,397	2,854
	Marriott International Inc. Class A	35,619	2,806
	CBS Corp. Class B	44,564	2,706
*,^ Tesla Motors Inc.		13,693	2,593
*	AutoZone Inc.	3,240	2,537
	Las Vegas Sands Corp.	40,067	2,511
	Newell Brands Inc.	51,919	2,441
	Dollar General Corp.	31,494	2,435
	Yum! Brands Inc.	38,140	2,418
	Carnival Corp.	45,127	2,320
	Omnicom Group Inc.	26,045	2,264
*	Dollar Tree Inc.	24,940	2,199
	VF Corp.	37,179	2,027
	Delphi Automotive plc	30,168	1,931
	L Brands Inc.	26,694	1,874
	Estee Lauder Cos. Inc. Class A	23,982	1,863
	Nielsen Holdings plc	39,690	1,711
*	Ulta Salon Cosmetics & Fragrance Inc.	6,493	1,685
	Expedia Inc.	13,148	1,631
	Genuine Parts Co.	16,121	1,551
	Royal Caribbean Cruises Ltd.	18,656	1,511
*	MGM Resorts International	52,490	1,507
	Twenty-First Century Fox Inc.	52,571	1,475
	Hilton Worldwide Holdings Inc.	57,562	1,443
	Macy's Inc.	34,114	1,440
	Best Buy Co. Inc.	30,479	1,393

	Viacom Inc. Class B	36,976	1,386
*	DISH Network Corp. Class A	24,116	1,385
*	Mohawk Industries Inc.	6,778	1,338
	Whirlpool Corp.	8,224	1,336
	Advance Auto Parts Inc.	7,789	1,322
*	CarMax Inc.	21,169	1,223
*	Chipotle Mexican Grill Inc. Class A	3,084	1,222
	Harley-Davidson Inc.	19,875	1,210
	Mattel Inc.	37,455	1,182
	Coach Inc.	30,935	1,126
	Tractor Supply Co.	14,863	1,116
*	LKQ Corp.	33,628	1,104
	Kohl's Corp.	20,353	1,096
	Yum China Holdings Inc.	38,558	1,084
	Foot Locker Inc.	14,887	1,067
	Interpublic Group of Cos. Inc.	44,213	1,064
*	Discovery Communications Inc. Class A	38,935	1,055
	Lear Corp.	8,143	1,055
	Hasbro Inc.	12,268	1,048
	DR Horton Inc.	37,032	1,027
*	Liberty Interactive Corp. QVC Group Class A	48,857	1,012
	Tiffany & Co.	12,023	992
	Hanesbrands Inc.	41,986	975
	Darden Restaurants Inc.	12,914	947
	Coty Inc. Class A	50,535	945
	PVH Corp.	8,923	945
	Domino's Pizza Inc.	5,564	935
	Fortune Brands Home & Security Inc.	16,720	922
	Aramark	26,636	917
	Wynn Resorts Ltd.	8,877	905
^	Sirius XM Holdings Inc.	197,455	902
	Goodyear Tire & Rubber Co.	29,241	897
	Wyndham Worldwide Corp.	12,198	878
	BorgWarner Inc.	23,885	850
	Harman International Industries Inc.	7,700	842
*	Michael Kors Holdings Ltd.	17,804	828
*	Liberty Broadband Corp.	11,232	801
	Lennar Corp. Class A	18,362	781
^	Signet Jewelers Ltd.	8,539	780
^	Nordstrom Inc.	13,575	759
	Bed Bath & Beyond Inc.	16,542	741
*	Liberty Media Corp-Liberty SiriusXM	19,872	711
	PulteGroup Inc.	37,413	706
	Leggett & Platt Inc.	14,618	703
	Staples Inc.	72,120	697
*	Norwegian Cruise Line Holdings Ltd.	17,402	693
	Vail Resorts Inc.	4,309	683
*	Burlington Stores Inc.	7,723	679
	Ralph Lauren Corp. Class A	6,346	664
	KAR Auction Services Inc.	15,307	645
	Garmin Ltd.	12,191	636
	Scripps Networks Interactive Inc. Class A	9,038	626
*	NVR Inc.	391	624
	Gap Inc.	24,944	623
*	lululemon athletica Inc.	10,775	614
*	TripAdvisor Inc.	12,590	608
*,^ Under Armour Inc. Class A		19,593	603
^	Polaris Industries Inc.	6,769	588

	Gentex Corp.	31,599	584
*	WABCO Holdings Inc.	5,864	578
*	ServiceMaster Global Holdings Inc.	15,089	577
	Dick's Sporting Goods Inc.	9,591	567
	Service Corp. International	20,886	564
	News Corp. Class A	48,386	559
	H&R Block Inc.	24,691	547
*	Adient plc	10,167	545
	Dunkin' Brands Group Inc.	9,972	541
	Under Armour Inc.	20,842	537
	TEGNA Inc.	23,802	534
*	Panera Bread Co. Class A	2,499	530
	Williams-Sonoma Inc.	9,665	529
	Thor Industries Inc.	5,226	526
	Brunswick Corp.	10,186	511
*	Toll Brothers Inc.	16,732	496
	Carter's Inc.	5,404	493
	Cinemark Holdings Inc.	11,614	463
	Six Flags Entertainment Corp.	7,892	455
	Pool Corp.	4,345	437
*	Sally Beauty Holdings Inc.	15,962	418
	CST Brands Inc.	8,375	402
*	Live Nation Entertainment Inc.	14,288	395
*	Madison Square Garden Co. Class A	2,163	376
*	Liberty Media Corp-Liberty SiriusXM	10,287	373
*	AMC Networks Inc. Class A	6,708	371
*,^ Tempur Sealy International Inc.		5,705	361
*	Cabela's Inc.	5,562	346
	Liberty Ventures Class A	8,863	346
*	Avis Budget Group Inc.	9,012	345
*	JC Penney Co. Inc.	35,103	332
*	Skechers U.S.A. Inc. Class A	14,364	327
*	Starz	9,661	327
	Brinker International Inc.	6,129	325
*	AutoNation Inc.	7,096	317
	Tribune Media Co. Class A	8,693	312
	Cable One Inc.	520	307
*	Urban Outfitters Inc.	9,703	307
	Tupperware Brands Corp.	5,439	302
	Visteon Corp.	3,696	291
	GameStop Corp. Class A	11,416	282
	Wendy's Co.	22,317	281
*	Murphy USA Inc.	4,100	280
*	Pandora Media Inc.	24,038	279
*	Vista Outdoor Inc.	6,918	278
	CalAtlantic Group Inc.	8,231	275
	International Game Technology plc	10,571	272
	John Wiley & Sons Inc. Class A	4,800	263
*	Liberty Expedia Holdings Inc. Class A	5,909	260
*	Michaels Cos. Inc.	10,500	256
^	Lions Gate Entertainment Corp.	10,481	245
	Graham Holdings Co. Class B	500	245
	AMERCO	685	234
	Penske Automotive Group Inc.	4,331	216
*	Kate Spade & Co.	14,358	213
*	Liberty Broadband Corp. Class A	2,952	205
^	Regal Entertainment Group Class A	8,558	196
	Hertz Global Holdings Inc.	7,770	196

	Choice Hotels International Inc.	3,704	191
	Dillard's Inc. Class A	2,153	154
*	Hyatt Hotels Corp. Class A	2,622	135
	Extended Stay America Inc.	8,037	125
*,^ Fitbit Inc. Class A		14,235	119
	Lennar Corp. Class B	2,654	90
*	Discovery Communications Inc.	3,107	82
	News Corp. Class B	6,718	80
	Viacom Inc. Class A	1,856	77
	Clear Channel Outdoor Holdings Inc. Class A	3,476	19
	Liberty Media Corp-Liberty Braves	2	—
			327,806
Consumer Staples (7.7%)
	Procter & Gamble Co.	282,827	23,322
	Coca-Cola Co.	430,399	17,367
	PepsiCo Inc.	159,632	15,979
	Philip Morris International Inc.	171,197	15,113
	Altria Group Inc.	216,289	13,827
	CVS Health Corp.	118,466	9,109
	Walgreens Boots Alliance Inc.	94,899	8,041
	Mondelez International Inc. Class A	164,852	6,798
	Colgate-Palmolive Co.	95,894	6,255
	Kraft Heinz Co.	65,784	5,371
	Reynolds American Inc.	91,138	4,930
	Kimberly-Clark Corp.	39,595	4,577
	General Mills Inc.	65,429	3,987
	Kroger Co.	104,996	3,391
	Sysco Corp.	57,971	3,087
	Constellation Brands Inc. Class A	18,274	2,762
	Archer-Daniels-Midland Co.	63,490	2,745
*	Monster Beverage Corp.	46,256	2,070
	Kellogg Co.	27,347	1,969
	Molson Coors Brewing Co. Class B	18,944	1,857
	Tyson Foods Inc. Class A	32,102	1,824
	Conagra Brands Inc.	48,399	1,776
	Dr Pepper Snapple Group Inc.	20,405	1,770
	Clorox Co.	14,269	1,649
	JM Smucker Co.	12,672	1,596
	Hershey Co.	15,408	1,489
	Mead Johnson Nutrition Co.	20,608	1,486
	Church & Dwight Co. Inc.	28,543	1,250
	Campbell Soup Co.	20,551	1,169
	McCormick & Co. Inc.	12,772	1,165
	Whole Foods Market Inc.	35,001	1,064
*	WhiteWave Foods Co. Class A	19,290	1,063
	Bunge Ltd.	15,392	1,051
	Hormel Foods Corp.	29,991	1,027
	Brown-Forman Corp. Class B	21,391	970
	Ingredion Inc.	7,998	939
*	Rite Aid Corp.	114,151	909
	Pinnacle Foods Inc.	12,889	639
*	Lamb Weston Holdings Inc.	16,133	540
*	Post Holdings Inc.	7,071	540
	Casey's General Stores Inc.	4,211	507
*	Edgewell Personal Care Co.	6,402	507
*	Hain Celestial Group Inc.	11,132	436
*	TreeHouse Foods Inc.	6,141	426

*,^ Herbalife Ltd.		8,030	394
	Spectrum Brands Holdings Inc.	2,772	332
^	Nu Skin Enterprises Inc. Class A	5,993	313
	Energizer Holdings Inc.	6,885	309
	Brown-Forman Corp. Class A	6,477	306
*	Sprouts Farmers Market Inc.	15,147	303
	Flowers Foods Inc.	18,448	286
*	Blue Buffalo Pet Products Inc.	6,162	144
	Pilgrim's Pride Corp.	6,237	110
	US Foods Holding Corp.	4,549	104
			180,950
Energy (7.2%)
	Exxon Mobil Corp.	460,628	40,213
	Chevron Corp.	207,617	23,162
	Schlumberger Ltd.	153,635	12,913
	ConocoPhillips	136,649	6,630
	EOG Resources Inc.	60,541	6,207
	Occidental Petroleum Corp.	84,010	5,995
	Halliburton Co.	94,648	5,025
	Kinder Morgan Inc.	212,026	4,707
	Anadarko Petroleum Corp.	61,750	4,270
	Phillips 66	49,656	4,125
	Pioneer Natural Resources Co.	17,941	3,427
	Valero Energy Corp.	51,874	3,193
	Spectra Energy Corp.	77,013	3,154
	Baker Hughes Inc.	48,349	3,110
	Devon Energy Corp.	57,658	2,787
	Apache Corp.	41,677	2,749
	Marathon Petroleum Corp.	58,123	2,733
	Williams Cos. Inc.	76,146	2,338
*	Concho Resources Inc.	15,514	2,219
	Noble Energy Inc.	46,813	1,786
	Hess Corp.	31,027	1,736
	Marathon Oil Corp.	93,464	1,688
	National Oilwell Varco Inc.	42,055	1,571
	Cimarex Energy Co.	10,297	1,420
	EQT Corp.	18,962	1,329
	ONEOK Inc.	23,113	1,270
	Cabot Oil & Gas Corp.	50,924	1,126
	Tesoro Corp.	13,304	1,082
*	Newfield Exploration Co.	21,837	987
	Targa Resources Corp.	17,363	925
*	Diamondback Energy Inc.	8,563	924
*	Cheniere Energy Inc.	21,931	896
*	FMC Technologies Inc.	24,522	840
^	Helmerich & Payne Inc.	10,916	826
	Range Resources Corp.	22,303	785
*	Parsley Energy Inc. Class A	18,130	692
*	Energen Corp.	10,798	670
	Murphy Oil Corp.	18,145	615
*	Southwestern Energy Co.	53,290	605
*	WPX Energy Inc.	37,596	584
*	Continental Resources Inc.	9,370	544
*	QEP Resources Inc.	26,862	528
	HollyFrontier Corp.	18,257	525
	CONSOL Energy Inc.	24,986	514
*	Weatherford International plc	100,055	511

*	Antero Resources Corp.	20,177	494
*	Transocean Ltd.	37,401	482
	Nabors Industries Ltd.	29,917	482
*	Chesapeake Energy Corp.	66,465	465
*	Rice Energy Inc.	17,230	420
	Patterson-UTI Energy Inc.	15,448	412
	SM Energy Co.	9,358	373
*	Gulfport Energy Corp.	13,749	353
	World Fuel Services Corp.	7,837	348
	Ensco plc Class A	31,951	309
*	Whiting Petroleum Corp.	23,061	282
	Oceaneering International Inc.	10,426	278
	Superior Energy Services Inc.	15,901	274
	PBF Energy Inc. Class A	10,816	260
*	First Solar Inc.	8,405	255
*	Laredo Petroleum Inc.	15,814	253
*	Dril-Quip Inc.	4,234	239
*	Rowan Cos. plc Class A	13,434	239
	Noble Corp. plc	27,779	173
^	RPC Inc.	6,962	140
*,^ Diamond Offshore Drilling Inc.		7,674	139
*	Kosmos Energy Ltd.	15,683	83
^	Frank's International NV	3,348	42
*,^ SunPower Corp. Class A		5,409	37
			170,768
Financial Services (20.5%)
*	Berkshire Hathaway Inc. Class B	209,024	32,909
	JPMorgan Chase & Co.	402,448	32,264
	Wells Fargo & Co.	504,884	26,718
	Bank of America Corp.	1,135,489	23,982
	Citigroup Inc.	324,494	18,298
	Visa Inc. Class A	210,509	16,277
	Mastercard Inc. Class A	106,437	10,878
	Goldman Sachs Group Inc.	42,582	9,338
	US Bancorp	179,712	8,917
	American International Group Inc.	122,434	7,754
	Chubb Ltd.	51,038	6,533
	Morgan Stanley	157,377	6,509
	American Express Co.	88,315	6,362
	Simon Property Group Inc.	33,955	6,100
	PNC Financial Services Group Inc.	55,169	6,098
	MetLife Inc.	102,554	5,641
	Bank of New York Mellon Corp.	115,799	5,491
	BlackRock Inc.	13,782	5,110
	Charles Schwab Corp.	128,794	4,979
*	PayPal Holdings Inc.	124,842	4,904
	Prudential Financial Inc.	48,680	4,897
	American Tower Corporation	46,479	4,753
	Capital One Financial Corp.	56,257	4,728
	CME Group Inc.	37,266	4,208
	BB&T Corp.	89,718	4,060
	Marsh & McLennan Cos. Inc.	57,343	3,974
	Travelers Cos. Inc.	32,177	3,647
	Intercontinental Exchange Inc.	64,883	3,595
	S&P Global Inc.	29,058	3,458
	State Street Corp.	43,591	3,435
	Public Storage	16,250	3,401

Aon plc	28,971	3,306
Synchrony Financial	92,391	3,193
Aflac Inc.	44,274	3,160
Crown Castle International Corp.	37,097	3,096
Discover Financial Services	45,423	3,078
Prologis Inc.	57,673	2,936
Allstate Corp.	41,167	2,878
SunTrust Banks Inc.	55,397	2,878
Fidelity National Information Services Inc.	35,866	2,769
Equinix Inc.	7,636	2,587
* Fiserv Inc.	24,575	2,571
Weyerhaeuser Co.	81,844	2,523
AvalonBay Communities Inc.	15,157	2,493
Welltower Inc.	39,405	2,474
M&T Bank Corp.	16,514	2,377
Equity Residential	39,414	2,365
Ventas Inc.	37,266	2,252
Fifth Third Bancorp	84,429	2,197
Progressive Corp.	64,083	2,134
Boston Properties Inc.	16,923	2,096
KeyCorp	118,197	2,046
Hartford Financial Services Group Inc.	43,185	2,035
Ameriprise Financial Inc.	17,374	1,984
T. Rowe Price Group Inc.	26,758	1,982
Citizens Financial Group Inc.	58,334	1,955
Regions Financial Corp.	139,965	1,895
Northern Trust Corp.	22,858	1,878
Moody's Corp.	18,683	1,878
Vornado Realty Trust	19,002	1,857
Principal Financial Group Inc.	29,585	1,707
Lincoln National Corp.	26,482	1,698
General Growth Properties Inc.	63,641	1,613
Realty Income Corp.	28,450	1,577
Franklin Resources Inc.	39,816	1,563
Essex Property Trust Inc.	7,123	1,538
HCP Inc.	51,497	1,521
* FleetCor Technologies Inc.	10,097	1,508
Equifax Inc.	13,103	1,500
Digital Realty Trust Inc.	16,227	1,498
Huntington Bancshares Inc.	118,702	1,479
Alliance Data Systems Corp.	6,386	1,461
Host Hotels & Resorts Inc.	80,846	1,442
Invesco Ltd.	45,401	1,422
Thomson Reuters Corp.	32,830	1,419
Loews Corp.	30,745	1,373
* Markel Corp.	1,500	1,348
First Republic Bank	15,998	1,310
Cincinnati Financial Corp.	16,460	1,263
Comerica Inc.	19,280	1,229
Global Payments Inc.	16,832	1,154
Annaly Capital Management Inc.	111,953	1,144
Kimco Realty Corp.	44,681	1,141
Western Union Co.	54,263	1,141
SL Green Realty Corp.	10,779	1,136
TD Ameritrade Holding Corp.	27,353	1,122
Unum Group	26,195	1,107
Federal Realty Investment Trust	7,803	1,096
XL Group Ltd.	30,308	1,095

Macerich Co.	15,611	1,060
* E*TRADE Financial Corp.	30,395	1,049
* Arch Capital Group Ltd.	12,516	1,035
Raymond James Financial Inc.	13,955	1,004
UDR Inc.	29,148	992
Everest Re Group Ltd.	4,659	981
Arthur J Gallagher & Co.	19,446	979
* CBRE Group Inc. Class A	33,101	961
* Vantiv Inc. Class A	16,982	958
Iron Mountain Inc.	29,036	958
Duke Realty Corp.	37,395	951
Ally Financial Inc.	48,670	945
Extra Space Storage Inc.	13,421	942
Alexandria Real Estate Equities Inc.	8,538	936
* Alleghany Corp.	1,645	934
FNF Group	29,183	932
Torchmark Corp.	13,117	919
Total System Services Inc.	18,301	901
* SVB Financial Group	5,668	896
CIT Group Inc.	21,751	889
VEREIT Inc.	106,699	885
* Affiliated Managers Group Inc.	5,934	879
* Signature Bank	5,847	877
Voya Financial Inc.	22,518	875
Zions Bancorporation	21,843	869
Reinsurance Group of America Inc. Class A	7,109	868
Broadridge Financial Solutions Inc.	13,034	844
New York Community Bancorp Inc.	52,799	844
Nasdaq Inc.	12,468	799
MSCI Inc. Class A	10,125	798
Leucadia National Corp.	36,155	796
Regency Centers Corp.	11,463	766
Mid-America Apartment Communities Inc.	8,351	765
East West Bancorp Inc.	15,965	764
Jack Henry & Associates Inc.	8,779	759
Camden Property Trust	9,492	747
Kilroy Realty Corp.	10,046	727
Apartment Investment & Management Co.	17,217	725
FactSet Research Systems Inc.	4,385	702
American Campus Communities Inc.	14,576	687
AGNC Investment Corp.	36,637	684
National Retail Properties Inc.	15,973	682
WP Carey Inc.	11,553	671
PacWest Bancorp	13,063	669
MarketAxess Holdings Inc.	3,988	661
SEI Investments Co.	13,975	659
Endurance Specialty Holdings Ltd.	7,066	651
WR Berkley Corp.	10,442	645
People's United Financial Inc.	33,798	633
Gaming and Leisure Properties Inc.	20,703	632
American Financial Group Inc.	7,671	631
Navient Corp.	36,074	622
Axis Capital Holdings Ltd.	10,169	620
CBOE Holdings Inc.	8,995	620
Liberty Property Trust	15,643	616
Omega Healthcare Investors Inc.	20,546	605
RenaissanceRe Holdings Ltd.	4,634	605
Lamar Advertising Co. Class A	9,063	601

Assurant Inc.	6,764	584
Starwood Property Trust Inc.	25,525	574
Spirit Realty Capital Inc.	52,721	569
Equity LifeStyle Properties Inc.	8,165	567
Brown & Brown Inc.	12,702	551
Douglas Emmett Inc.	14,947	548
Lazard Ltd. Class A	13,836	538
Assured Guaranty Ltd.	14,793	529
Commerce Bancshares Inc.	9,565	524
Synovus Financial Corp.	13,417	519
Brixmor Property Group Inc.	21,259	518
DDR Corp.	33,490	510
Hospitality Properties Trust	17,467	506
Highwoods Properties Inc.	10,417	501
Eaton Vance Corp.	12,363	500
Jones Lang LaSalle Inc.	4,881	494
* First Data Corp. Class A	33,858	493
EPR Properties	6,995	486
First Horizon National Corp.	25,344	484
Old Republic International Corp.	27,025	483
CubeSmart	19,560	482
Dun & Bradstreet Corp.	3,948	481
Sun Communities Inc.	6,635	479
Senior Housing Properties Trust	26,458	478
Cullen/Frost Bankers Inc.	5,803	478
* Western Alliance Bancorp	10,099	472
Forest City Realty Trust Inc. Class A	25,270	467
Taubman Centers Inc.	6,386	464
* WEX Inc.	4,180	462
Validus Holdings Ltd.	8,467	460
Weingarten Realty Investors	12,740	452
Popular Inc.	11,127	452
First American Financial Corp.	11,974	452
DCT Industrial Trust Inc.	9,758	448
* Howard Hughes Corp.	3,930	447
Allied World Assurance Co. Holdings AG	9,439	442
* SLM Corp.	42,949	433
Healthcare Trust of America Inc. Class A	15,184	429
White Mountains Insurance Group Ltd.	502	420
STORE Capital Corp.	16,880	417
Hanover Insurance Group Inc.	4,756	412
* Zillow Group Inc.	11,209	403
* Equity Commonwealth	13,659	397
Retail Properties of America Inc.	26,002	397
Life Storage Inc.	4,865	395
Bank of Hawaii Corp.	4,697	392
Realogy Holdings Corp.	16,045	387
Outfront Media Inc.	15,364	387
^ LPL Financial Holdings Inc.	9,390	387
* Euronet Worldwide Inc.	5,369	385
American Homes 4 Rent Class A	18,221	384
Associated Banc-Corp	16,342	373
Rayonier Inc.	14,003	371
Post Properties Inc.	5,694	370
BankUnited Inc.	10,398	368
Legg Mason Inc.	11,324	361
* CoreLogic Inc.	9,505	359
Tanger Factory Outlet Centers Inc.	10,158	350

	Chimera Investment Corp.	20,171	342
	Apple Hospitality REIT Inc.	18,514	341
	Aspen Insurance Holdings Ltd.	6,627	338
	ProAssurance Corp.	5,966	334
	Communications Sales & Leasing Inc.	13,329	332
	Two Harbors Investment Corp.	37,844	328
	CyrusOne Inc.	7,594	324
	MFA Financial Inc.	40,711	318
	Piedmont Office Realty Trust Inc. Class A	15,951	313
	Paramount Group Inc.	19,577	308
	NorthStar Asset Management Group Inc.	20,756	306
	Equity One Inc.	9,978	298
	Columbia Property Trust Inc.	14,088	297
	NorthStar Realty Finance Corp.	19,529	296
	Corporate Office Properties Trust	10,111	289
	TCF Financial Corp.	16,669	289
	Federated Investors Inc. Class B	10,516	289
	Erie Indemnity Co. Class A	2,692	289
	Brandywine Realty Trust	18,648	286
*	CoreCivic Inc.	12,381	281
	Empire State Realty Trust Inc.	13,277	268
	Interactive Brokers Group Inc.	6,851	252
	AmTrust Financial Services Inc.	9,691	247
	Care Capital Properties Inc.	9,661	233
	BOK Financial Corp.	2,694	216
*,^ Zillow Group Inc. Class A		5,683	200
	Mercury General Corp.	3,048	178
*	Santander Consumer USA Holdings Inc.	12,552	173
*	Credit Acceptance Corp.	897	172
*	TransUnion	5,603	167
*	Quality Care Properties Inc.	10,299	154
	Morningstar Inc.	1,860	136
	Artisan Partners Asset Management Inc. Class A	4,345	129
	CNA Financial Corp.	3,278	125
	TFS Financial Corp.	6,670	124
*	OneMain Holdings Inc. Class A	5,870	120
	American National Insurance Co.	842	101
	First Hawaiian Inc.	2,521	76
*,^ Square Inc.		5,358	69
*	Donnelley Financial Solutions Inc.	2,756	53
			482,263
Health Care (13.1%)
	Johnson & Johnson	303,574	33,788
	Pfizer Inc.	663,704	21,331
	Merck & Co. Inc.	305,927	18,720
	UnitedHealth Group Inc.	103,551	16,394
	Amgen Inc.	82,941	11,949
	Medtronic plc	154,845	11,305
	AbbVie Inc.	178,654	10,862
	Gilead Sciences Inc.	146,276	10,781
	Bristol-Myers Squibb Co.	184,314	10,403
*	Celgene Corp.	84,786	10,048
*	Allergan plc	43,654	8,482
	Eli Lilly & Co.	107,590	7,221
*	Biogen Inc.	24,142	7,099
	Abbott Laboratories	161,859	6,162
	Thermo Fisher Scientific Inc.	43,327	6,071

*	Express Scripts Holding Co.	69,767	5,294
	Danaher Corp.	66,786	5,221
	Aetna Inc.	37,467	4,902
	Stryker Corp.	37,071	4,213
	Anthem Inc.	29,022	4,137
	Becton Dickinson and Co.	23,103	3,907
	Cigna Corp.	28,003	3,773
	McKesson Corp.	24,775	3,563
	Humana Inc.	16,460	3,500
*	Regeneron Pharmaceuticals Inc.	8,567	3,249
*	Boston Scientific Corp.	148,723	3,043
*	Alexion Pharmaceuticals Inc.	23,973	2,939
*	Intuitive Surgical Inc.	4,157	2,676
	Cardinal Health Inc.	36,008	2,557
	Zoetis Inc.	50,235	2,531
	Baxter International Inc.	55,044	2,442
	St. Jude Medical Inc.	30,711	2,432
*	HCA Holdings Inc.	33,893	2,403
*	Vertex Pharmaceuticals Inc.	27,157	2,216
*	Illumina Inc.	16,151	2,150
	Zimmer Biomet Holdings Inc.	20,384	2,076
*	Edwards Lifesciences Corp.	23,278	1,929
*	Mylan NV	50,470	1,848
*	Incyte Corp.	17,958	1,837
	CR Bard Inc.	8,094	1,704
*	Cerner Corp.	32,443	1,615
*	BioMarin Pharmaceutical Inc.	18,809	1,611
	Agilent Technologies Inc.	35,737	1,572
	AmerisourceBergen Corp. Class A	19,684	1,535
	Dentsply Sirona Inc.	25,371	1,476
*	Laboratory Corp. of America Holdings	11,192	1,409
	Quest Diagnostics Inc.	15,617	1,366
*	Henry Schein Inc.	8,998	1,340
	Perrigo Co. plc	15,246	1,316
*	Quintiles IMS Holdings Inc.	15,495	1,190
*	Hologic Inc.	30,890	1,182
*	DaVita Inc.	18,433	1,168
	Universal Health Services Inc. Class B	9,460	1,164
*	IDEXX Laboratories Inc.	9,842	1,158
*	Centene Corp.	18,399	1,060
*	Alkermes plc	16,796	955
*	Varian Medical Systems Inc.	10,475	941
	ResMed Inc.	15,169	933
	Cooper Cos. Inc.	5,231	860
*	Align Technology Inc.	8,055	750
	Teleflex Inc.	4,825	714
*	Seattle Genetics Inc.	10,792	699
*	QIAGEN NV	24,913	681
*	WellCare Health Plans Inc.	4,904	672
*	MEDNAX Inc.	10,145	664
*	Mallinckrodt plc	12,242	645
	West Pharmaceutical Services Inc.	7,921	643
	PerkinElmer Inc.	11,842	601
*	United Therapeutics Corp.	4,772	599
*	DexCom Inc.	9,029	589
*,^ Ionis Pharmaceuticals Inc.		13,260	580
*	VCA Inc.	8,754	548
*	ABIOMED Inc.	4,414	495

*	Veeva Systems Inc. Class A	10,387	483
*	Envision Healthcare Holdings Inc.	20,273	461
*	Neurocrine Biosciences Inc.	9,712	451
	Bio-Techne Corp.	4,047	426
*	athenahealth Inc.	4,380	414
*	Bio-Rad Laboratories Inc. Class A	2,305	400
*	Amsurg Corp.	5,777	394
*	Alere Inc.	9,605	382
	Hill-Rom Holdings Inc.	7,147	381
*	Charles River Laboratories International Inc.	5,256	374
*	Endo International plc	23,072	369
*,^ OPKO Health Inc.		35,378	368
*	Alnylam Pharmaceuticals Inc.	8,114	356
	Patterson Cos. Inc.	9,069	351
*	Acadia Healthcare Co. Inc.	7,930	301
*,^ ACADIA Pharmaceuticals Inc.		10,313	278
	Bruker Corp.	11,141	253
*	LifePoint Health Inc.	4,563	251
*	Brookdale Senior Living Inc.	20,869	243
*	VWR Corp.	8,788	239
*	Allscripts Healthcare Solutions Inc.	20,222	222
*	Agios Pharmaceuticals Inc.	3,563	207
*	Akorn Inc.	9,351	198
*	Intercept Pharmaceuticals Inc.	1,739	176
*,^ Intrexon Corp.		5,901	172
*	Premier Inc. Class A	4,871	147
*,^ Juno Therapeutics Inc.		7,096	142
*	Tenet Healthcare Corp.	9,186	140
*	Patheon NV	3,345	92
*	Quorum Health Corp.	35	—
			308,560
Materials & Processing (3.6%)
	EI du Pont de Nemours & Co.	96,478	7,102
	Dow Chemical Co.	123,826	6,900
	Monsanto Co.	48,131	4,944
	Praxair Inc.	31,544	3,795
	LyondellBasell Industries NV Class A	38,178	3,448
	Ecolab Inc.	28,717	3,352
	Air Products & Chemicals Inc.	21,622	3,124
	PPG Industries Inc.	29,254	2,806
	Sherwin-Williams Co.	8,898	2,391
*	Freeport-McMoRan Inc.	146,148	2,243
	International Paper Co.	45,240	2,204
	Nucor Corp.	35,240	2,192
	Ingersoll-Rand plc	28,341	2,113
	Newmont Mining Corp.	58,309	1,892
	Vulcan Materials Co.	14,668	1,843
	Martin Marietta Materials Inc.	6,979	1,532
	Fastenal Co.	31,694	1,502
	Ball Corp.	18,924	1,420
	WestRock Co.	27,625	1,414
	Celanese Corp. Class A	16,266	1,290
	Eastman Chemical Co.	16,258	1,221
	Acuity Brands Inc.	4,785	1,203
	Masco Corp.	36,477	1,154
	Mosaic Co.	38,633	1,097
	Albemarle Corp.	12,284	1,078

International Flavors & Fragrances Inc.	8,705	1,054
Sealed Air Corp.	21,794	994
Steel Dynamics Inc.	26,125	927
Packaging Corp. of America	10,275	871
Valspar Corp.	8,517	869
FMC Corp.	14,747	828
* Crown Holdings Inc.	14,713	800
Ashland Global Holdings Inc.	6,887	776
RPM International Inc.	14,350	759
CF Industries Holdings Inc.	25,822	747
* Berry Plastics Group Inc.	13,410	667
Lennox International Inc.	4,444	661
Owens Corning	12,774	656
Reliance Steel & Aluminum Co.	7,736	627
Sonoco Products Co.	10,792	584
^ United States Steel Corp.	16,637	538
Hexcel Corp.	10,009	518
WR Grace & Co.	7,859	513
Bemis Co. Inc.	10,144	508
Royal Gold Inc.	7,292	508
AptarGroup Inc.	6,740	493
Eagle Materials Inc.	5,068	493
* Axalta Coating Systems Ltd.	18,525	489
* Alcoa Corp.	16,088	466
Scotts Miracle-Gro Co. Class A	5,028	459
Graphic Packaging Holding Co.	35,871	451
Watsco Inc.	2,934	437
Huntsman Corp.	21,396	417
Valmont Industries Inc.	2,424	361
Cabot Corp.	6,879	350
NewMarket Corp.	799	334
* Owens-Illinois Inc.	18,143	333
Tahoe Resources Inc.	34,060	326
Southern Copper Corp.	9,376	308
Timken Co.	7,699	301
Compass Minerals International Inc.	3,698	287
* USG Corp.	9,905	284
Domtar Corp.	7,089	278
* Versum Materials Inc.	10,630	260
Westlake Chemical Corp.	4,370	259
Silgan Holdings Inc.	4,376	217
* Armstrong World Industries Inc.	4,900	204
* Platform Specialty Products Corp.	20,171	189
* AdvanSix Inc.	3,309	62
		85,723
Producer Durables (10.9%)
General Electric Co.	1,016,733	31,275
3M Co.	64,980	11,160
Boeing Co.	65,848	9,914
Honeywell International Inc.	84,004	9,571
Union Pacific Corp.	93,144	9,438
United Technologies Corp.	85,715	9,233
United Parcel Service Inc. Class B	76,472	8,865
Accenture plc Class A	68,860	8,224
Lockheed Martin Corp.	28,076	7,447
Caterpillar Inc.	61,449	5,872
FedEx Corp.	27,526	5,276

Raytheon Co.	32,763	4,899
Automatic Data Processing Inc.	50,272	4,827
General Dynamics Corp.	26,887	4,715
Northrop Grumman Corp.	18,366	4,585
* Johnson Controls International plc	100,979	4,542
Delta Air Lines Inc.	84,867	4,089
Illinois Tool Works Inc.	32,392	4,055
Emerson Electric Co.	70,482	3,978
CSX Corp.	105,542	3,779
Deere & Co.	34,677	3,475
Norfolk Southern Corp.	32,634	3,474
Waste Management Inc.	48,759	3,390
Eaton Corp. plc	50,502	3,359
Southwest Airlines Co.	70,542	3,288
American Airlines Group Inc.	58,308	2,708
Cummins Inc.	17,476	2,478
* United Continental Holdings Inc.	34,973	2,411
PACCAR Inc.	37,748	2,346
Paychex Inc.	35,610	2,099
Parker-Hannifin Corp.	14,678	2,039
Roper Technologies Inc.	10,995	1,991
Stanley Black & Decker Inc.	16,464	1,953
Rockwell Automation Inc.	14,417	1,928
Fortive Corp.	33,629	1,849
Republic Services Inc. Class A	25,943	1,440
* Verisk Analytics Inc. Class A	16,999	1,412
WW Grainger Inc.	6,075	1,401
TransDigm Group Inc.	5,532	1,391
Textron Inc.	29,917	1,377
L-3 Communications Holdings Inc.	8,490	1,339
Rockwell Collins Inc.	14,349	1,330
Dover Corp.	16,689	1,212
AMETEK Inc.	25,431	1,204
* Mettler-Toledo International Inc.	2,916	1,201
CH Robinson Worldwide Inc.	15,581	1,166
Cintas Corp.	9,865	1,130
* Waters Corp.	8,380	1,128
Alaska Air Group Inc.	13,209	1,087
Pentair plc	18,492	1,063
Snap-on Inc.	6,350	1,062
Kansas City Southern	11,856	1,052
Expeditors International of Washington Inc.	19,786	1,043
Xerox Corp.	110,229	1,031
Xylem Inc.	19,889	1,026
* United Rentals Inc.	9,719	983
JB Hunt Transport Services Inc.	9,794	934
Arconic Inc.	48,263	930
Huntington Ingalls Industries Inc.	5,123	916
* Middleby Corp.	6,314	865
* HD Supply Holdings Inc.	22,036	865
* Spirit AeroSystems Holdings Inc. Class A	14,692	856
Fluor Corp.	15,326	820
* Jacobs Engineering Group Inc.	13,045	809
Wabtec Corp.	9,431	798
AO Smith Corp.	16,144	785
IDEX Corp.	8,375	784
Carlisle Cos. Inc.	6,928	777
* Trimble Inc.	27,467	774

* JetBlue Airways Corp.	35,489	713
Allegion plc	10,655	713
* Keysight Technologies Inc.	19,081	703
Avery Dennison Corp.	9,708	700
Hubbell Inc. Class B	6,160	692
B/E Aerospace Inc.	11,379	683
Flowserve Corp.	14,398	683
ManpowerGroup Inc.	7,931	677
* CoStar Group Inc.	3,533	675
Nordson Corp.	6,303	673
Macquarie Infrastructure Corp.	8,204	672
* Stericycle Inc.	9,104	664
* Old Dominion Freight Line Inc.	7,354	642
Robert Half International Inc.	14,170	636
Toro Co.	11,498	609
* AECOM	16,602	603
* Copart Inc.	10,744	588
Donaldson Co. Inc.	14,219	577
Oshkosh Corp.	8,097	567
FLIR Systems Inc.	15,287	549
Orbital ATK Inc.	6,396	546
* Quanta Services Inc.	16,042	541
Lincoln Electric Holdings Inc.	6,586	517
Allison Transmission Holdings Inc.	15,522	515
Graco Inc.	6,138	499
* Genesee & Wyoming Inc. Class A	6,291	481
Booz Allen Hamilton Holding Corp. Class A	12,319	466
* Zebra Technologies Corp.	5,845	462
Ryder System Inc.	5,874	460
MSC Industrial Direct Co. Inc. Class A	5,108	456
Trinity Industries Inc.	16,124	448
* Spirit Airlines Inc.	7,828	435
AGCO Corp.	7,591	424
ITT Inc.	10,138	409
Crane Co.	5,514	405
* Colfax Corp.	10,649	400
Chicago Bridge & Iron Co. NV	11,913	399
* Genpact Ltd.	16,535	396
BWX Technologies Inc.	10,086	395
Landstar System Inc.	4,782	389
Air Lease Corp. Class A	10,344	371
* Kirby Corp.	5,749	365
* WESCO International Inc.	5,256	357
Regal Beloit Corp.	4,836	352
Terex Corp.	11,421	349
Rollins Inc.	10,372	333
National Instruments Corp.	11,101	327
Copa Holdings SA Class A	3,548	315
Pitney Bowes Inc.	20,941	300
* Clean Harbors Inc.	5,596	296
HEICO Corp. Class A	4,399	296
KBR Inc.	16,201	271
* Manitowoc Foodservice Inc.	13,910	247
Covanta Holding Corp.	13,258	194
HEICO Corp.	1,938	152
RR Donnelley & Sons Co.	7,351	128
Herc Holdings Inc.	2,489	99

LSC Communications Inc.	2,756	57
		257,394
Technology (17.2%)
Apple Inc.	605,494	66,919
Microsoft Corp.	836,766	50,424
* Facebook Inc. Class A	247,872	29,353
* Alphabet Inc. Class A	32,369	25,114
* Alphabet Inc.	32,848	24,900
Intel Corp.	522,045	18,115
Cisco Systems Inc.	556,017	16,580
International Business Machines Corp.	97,135	15,757
Oracle Corp.	326,729	13,131
QUALCOMM Inc.	162,193	11,050
Texas Instruments Inc.	110,912	8,200
Broadcom Ltd.	41,586	7,090
* Adobe Systems Inc.	53,767	5,528
NVIDIA Corp.	56,092	5,172
* salesforce.com Inc.	70,548	5,079
Hewlett Packard Enterprise Co.	190,378	4,531
* Yahoo! Inc.	95,493	3,917
Applied Materials Inc.	119,985	3,864
* Cognizant Technology Solutions Corp. Class A	66,700	3,674
Intuit Inc.	26,820	3,049
HP Inc.	190,943	2,941
Corning Inc.	118,369	2,844
* Electronic Arts Inc.	32,068	2,541
* LinkedIn Corp. Class A	12,963	2,531
Analog Devices Inc.	33,839	2,512
Activision Blizzard Inc.	61,701	2,259
Amphenol Corp. Class A	33,049	2,256
* Micron Technology Inc.	113,851	2,224
Western Digital Corp.	31,127	1,982
Lam Research Corp.	17,658	1,872
* Autodesk Inc.	23,344	1,695
Symantec Corp.	67,581	1,648
Linear Technology Corp.	26,348	1,648
Skyworks Solutions Inc.	20,809	1,599
* Red Hat Inc.	19,965	1,579
Motorola Solutions Inc.	19,257	1,545
Microchip Technology Inc.	23,094	1,528
Xilinx Inc.	27,944	1,508
* Citrix Systems Inc.	17,082	1,482
* ServiceNow Inc.	17,404	1,447
Harris Corp.	13,779	1,427
KLA-Tencor Corp.	17,129	1,368
* SBA Communications Corp. Class A	13,691	1,355
* Twitter Inc.	69,882	1,292
* Palo Alto Networks Inc.	9,609	1,291
* Dell Technologies Inc. Class V	23,838	1,277
* Akamai Technologies Inc.	19,046	1,270
Maxim Integrated Products Inc.	31,252	1,227
NetApp Inc.	32,181	1,177
Juniper Networks Inc.	41,359	1,139
* Workday Inc. Class A	12,827	1,082
* F5 Networks Inc.	7,378	1,038
CA Inc.	32,011	1,023
* Synopsys Inc.	16,676	1,009

	CDK Global Inc.	17,242	995
	Amdocs Ltd.	16,202	955
	CDW Corp.	18,115	928
	Computer Sciences Corp.	15,164	919
*	ANSYS Inc.	9,722	914
*	Gartner Inc.	8,742	899
*	Cadence Design Systems Inc.	32,926	865
*	Splunk Inc.	14,351	827
*	VeriSign Inc.	10,331	815
*	Qorvo Inc.	14,137	755
	Leidos Holdings Inc.	14,469	741
*,^ VMware Inc. Class A		8,828	716
*	Arrow Electronics Inc.	10,142	692
	Avnet Inc.	14,246	654
	Marvell Technology Group Ltd.	45,090	647
*	Ultimate Software Group Inc.	3,039	623
*	PTC Inc.	12,718	620
*	Ingram Micro Inc.	15,892	595
*	ARRIS International plc	20,676	593
	CSRA Inc.	18,395	589
	Sabre Corp.	22,726	587
	SS&C Technologies Holdings Inc.	18,394	552
*	ON Semiconductor Corp.	46,272	545
	Teradyne Inc.	22,236	542
*	Tyler Technologies Inc.	3,624	540
	Brocade Communications Systems Inc.	43,461	536
	Cognex Corp.	8,976	536
*	NCR Corp.	13,742	533
*	IAC/InterActiveCorp	7,610	513
*	CommScope Holding Co. Inc.	13,841	498
*	Fortinet Inc.	16,186	487
*	Guidewire Software Inc.	8,100	451
	Jabil Circuit Inc.	20,440	432
*	Manhattan Associates Inc.	8,113	425
*	Nuance Communications Inc.	25,397	412
*	Arista Networks Inc.	4,303	408
	Cypress Semiconductor Corp.	35,325	397
*	Teradata Corp.	14,609	392
	DST Systems Inc.	3,669	379
*	IPG Photonics Corp.	3,798	364
*	Yelp Inc. Class A	7,811	291
*	Cree Inc.	11,004	279
*	Tableau Software Inc. Class A	5,888	264
*	EchoStar Corp. Class A	5,139	262
	Dolby Laboratories Inc. Class A	5,555	256
*	Zynga Inc. Class A	78,832	225
*	FireEye Inc.	16,827	216
*	VeriFone Systems Inc.	11,531	195
*	GoDaddy Inc. Class A	5,451	193
*	Groupon Inc. Class A	41,499	165
*	Black Knight Financial Services Inc. Class A	2,593	96
*	Inovalon Holdings Inc. Class A	6,072	93
*	Atlassian Corp. plc Class A	3,264	89
*,^ Match Group Inc.		3,475	63
*	Twilio Inc. Class A	1,354	46
*	CommerceHub Inc.	2,790	41

*	CommerceHub Inc. Class A	1,399	21
			405,729
Utilities (5.4%)
	AT&T Inc.	680,477	26,287
	Verizon Communications Inc.	450,690	22,489
	NextEra Energy Inc.	50,855	5,809
	Duke Energy Corp.	76,068	5,612
	Dominion Resources Inc.	67,923	4,978
	Southern Co.	103,814	4,861
	PG&E Corp.	54,633	3,212
	American Electric Power Co. Inc.	54,060	3,192
	Exelon Corp.	97,718	3,177
	Sempra Energy	27,575	2,752
	PPL Corp.	75,015	2,510
	Edison International	34,813	2,394
	Consolidated Edison Inc.	33,418	2,332
	Public Service Enterprise Group Inc.	55,808	2,305
	Xcel Energy Inc.	56,037	2,186
	WEC Energy Group Inc.	34,666	1,942
	DTE Energy Co.	19,781	1,841
	Eversource Energy	34,925	1,803
*	Level 3 Communications Inc.	32,322	1,780
*	T-Mobile US Inc.	31,610	1,714
	FirstEnergy Corp.	46,924	1,468
	American Water Works Co. Inc.	19,273	1,397
	CenturyLink Inc.	59,311	1,395
	Entergy Corp.	19,862	1,365
	Ameren Corp.	26,697	1,311
	CMS Energy Corp.	30,620	1,232
	CenterPoint Energy Inc.	47,956	1,144
	SCANA Corp.	14,479	1,021
	Pinnacle West Capital Corp.	12,266	907
	Alliant Energy Corp.	24,942	896
	Westar Energy Inc. Class A	15,727	896
	UGI Corp.	19,150	858
	AES Corp.	72,623	831
	Atmos Energy Corp.	11,293	803
	NiSource Inc.	35,598	781
	OGE Energy Corp.	21,542	682
*,^ Sprint Corp.		84,643	664
	Great Plains Energy Inc.	24,082	635
*	Zayo Group Holdings Inc.	17,683	610
	MDU Resources Group Inc.	21,459	597
	Aqua America Inc.	19,573	582
^	Frontier Communications Corp.	129,748	474
	National Fuel Gas Co.	8,251	465
*	Calpine Corp.	40,625	453
	Vectren Corp.	9,190	451
	NRG Energy Inc.	34,028	386
	Hawaiian Electric Industries Inc.	12,112	373
	Telephone & Data Systems Inc.	10,420	281
	Avangrid Inc.	6,150	222
*	United States Cellular Corp.	1,205	45
			126,401
Total Common Stocks (Cost $1,994,091)			2,345,594

	Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund	0.691%		155,144	15,516

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.401%	12/23/16	100	100
5 United States Treasury Bill	0.327%	1/19/17	500	500
				600
Total Temporary Cash Investments (Cost $16,116)				16,116
Total Investments (100.2%) (Cost $2,010,207)				2,361,710
Other Assets and Liabilities-Net (-0.2%)3				(4,602)
Net Assets (100%)				2,357,108

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,787,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $5,052,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 1000 Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,345,594	—	—
Temporary Cash Investments	15,516	600	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	2,361,086	600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	95	10,444	237

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $2,010,207,000. Net unrealized appreciation of investment securities for tax purposes was $351,503,000, consisting of

Russell 1000 Index Fund

unrealized gains of $392,363,000 on securities that had risen in value since their purchase and $40,860,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (5.8%)
	Wal-Mart Stores Inc.	334,862	23,584
	General Motors Co.	310,151	10,710
	Ford Motor Co.	858,981	10,273
	Target Corp.	116,445	8,994
	Time Warner Inc.	59,593	5,472
	Carnival Corp.	90,063	4,630
	L Brands Inc.	43,787	3,075
	Royal Caribbean Cruises Ltd.	37,145	3,008
	Macy's Inc.	68,063	2,872
	Best Buy Co. Inc.	61,366	2,805
	Comcast Corp. Class A	39,883	2,772
*	MGM Resorts International	95,365	2,738
	Whirlpool Corp.	14,809	2,406
	Kohl's Corp.	41,101	2,213
	Tiffany & Co.	24,183	1,995
	PVH Corp.	17,851	1,891
	Coach Inc.	50,414	1,835
	Goodyear Tire & Rubber Co.	58,681	1,801
	Coty Inc. Class A	95,150	1,780
*	Liberty Broadband Corp.	22,237	1,586
	Twenty-First Century Fox Inc. Class A	54,429	1,530
	BorgWarner Inc.	42,174	1,501
*	Liberty Media Corp-Liberty SiriusXM	40,194	1,437
	Marriott International Inc. Class A	17,499	1,379
	Staples Inc.	142,209	1,375
	Bed Bath & Beyond Inc.	29,711	1,331
	Garmin Ltd.	24,455	1,276
*	Norwegian Cruise Line Holdings Ltd.	31,636	1,260
	News Corp. Class A	107,635	1,244
	Ralph Lauren Corp. Class A	11,629	1,217
	Gap Inc.	46,142	1,152
	H&R Block Inc.	49,773	1,103
	TEGNA Inc.	48,424	1,086
	Aramark	30,742	1,058
	PulteGroup Inc.	53,093	1,001
	Harman International Industries Inc.	8,417	921
	DR Horton Inc.	33,130	918
*	Liberty Interactive Corp. QVC Group Class A	42,555	881
*	Adient plc	15,904	852
	Lennar Corp. Class A	19,258	819
	CST Brands Inc.	16,523	794
	Nielsen Holdings plc	17,177	740
*	Liberty Media Corp-Liberty SiriusXM	20,314	737
	Twenty-First Century Fox Inc.	24,259	681
*	Madison Square Garden Co. Class A	3,905	678
*	JC Penney Co. Inc.	68,090	645
*	DISH Network Corp. Class A	11,196	643
*	Cabela's Inc.	9,738	606
*	Burlington Stores Inc.	6,655	585

	Tribune Media Co. Class A	16,071	577
*	Mohawk Industries Inc.	2,847	562
	GameStop Corp. Class A	22,432	554
	Liberty Ventures Class A	14,177	553
	John Wiley & Sons Inc. Class A	9,893	543
*	Toll Brothers Inc.	18,047	535
	International Game Technology plc	20,465	528
	CalAtlantic Group Inc.	14,466	483
	Graham Holdings Co. Class B	968	474
*	Vista Outdoor Inc.	11,019	442
*	Liberty Broadband Corp. Class A	6,273	436
*	Liberty Expedia Holdings Inc. Class A	9,463	416
	Penske Automotive Group Inc.	8,294	414
	Gentex Corp.	21,754	402
*	AutoNation Inc.	8,808	393
	Lear Corp.	2,757	357
	Viacom Inc. Class B	9,328	350
	Hilton Worldwide Holdings Inc.	13,598	341
*	Live Nation Entertainment Inc.	12,149	336
	Hertz Global Holdings Inc.	12,673	319
*	Tesla Motors Inc.	1,558	295
	Dillard's Inc. Class A	4,117	294
^	Regal Entertainment Group Class A	12,712	291
	Wendy's Co.	20,146	253
*	Hyatt Hotels Corp. Class A	4,886	251
	Dick's Sporting Goods Inc.	4,175	247
	Extended Stay America Inc.	14,325	223
	Foot Locker Inc.	3,021	217
*	Murphy USA Inc.	3,110	212
	Brunswick Corp.	3,793	190
	Genuine Parts Co.	1,908	184
^	Lions Gate Entertainment Corp.	7,771	182
	AMERCO	492	168
	Wynn Resorts Ltd.	1,589	162
	Signet Jewelers Ltd.	1,645	150
*	Urban Outfitters Inc.	4,579	145
	Choice Hotels International Inc.	2,072	107
*	Michaels Cos. Inc.	4,344	106
*	Discovery Communications Inc.	3,224	85
*	Pandora Media Inc.	6,224	72
*	Discovery Communications Inc. Class A	2,470	67
*,^ Fitbit Inc. Class A		4,739	40
	News Corp. Class B	3,290	39
	Lennar Corp. Class B	1,045	35
	Clear Channel Outdoor Holdings Inc. Class A	4,468	24
			138,944
Consumer Staples (6.9%)
	Procter & Gamble Co.	566,791	46,738
	Philip Morris International Inc.	306,314	27,041
	Mondelez International Inc. Class A	330,754	13,640
	Walgreens Boots Alliance Inc.	151,050	12,798
	Colgate-Palmolive Co.	157,476	10,272
	Kraft Heinz Co.	114,944	9,385
	Coca-Cola Co.	217,294	8,768
	Archer-Daniels-Midland Co.	127,175	5,498
	PepsiCo Inc.	41,519	4,156
	Reynolds American Inc.	70,045	3,789

Molson Coors Brewing Co. Class B	37,948	3,720
JM Smucker Co.	25,496	3,211
Bunge Ltd.	30,832	2,105
Tyson Foods Inc. Class A	34,261	1,946
Mead Johnson Nutrition Co.	26,484	1,909
Whole Foods Market Inc.	58,438	1,776
Kimberly-Clark Corp.	11,788	1,363
Pinnacle Foods Inc.	25,719	1,275
CVS Health Corp.	13,858	1,066
* Edgewell Personal Care Co.	12,971	1,027
Conagra Brands Inc.	20,243	743
* TreeHouse Foods Inc.	8,233	571
Ingredion Inc.	4,712	553
Clorox Co.	4,229	489
* Post Holdings Inc.	5,988	457
^ Nu Skin Enterprises Inc. Class A	8,675	453
Energizer Holdings Inc.	9,331	419
Kellogg Co.	4,194	302
Hormel Foods Corp.	7,470	256
* Hain Celestial Group Inc.	5,847	229
* Lamb Weston Holdings Inc.	6,753	226
Pilgrim's Pride Corp.	11,131	196
Brown-Forman Corp. Class B	2,094	95
Brown-Forman Corp. Class A	1,260	59
Flowers Foods Inc.	3,358	52
		166,583
Energy (13.6%)
Exxon Mobil Corp.	923,353	80,609
Chevron Corp.	416,223	46,434
Schlumberger Ltd.	307,939	25,882
ConocoPhillips	274,364	13,312
Occidental Petroleum Corp.	168,704	12,039
EOG Resources Inc.	107,985	11,071
Halliburton Co.	189,657	10,069
Kinder Morgan Inc.	425,372	9,443
Anadarko Petroleum Corp.	123,617	8,548
Phillips 66	99,594	8,274
Pioneer Natural Resources Co.	35,934	6,865
Valero Energy Corp.	103,810	6,391
Baker Hughes Inc.	96,788	6,226
Marathon Petroleum Corp.	116,202	5,464
Spectra Energy Corp.	130,600	5,348
Devon Energy Corp.	105,184	5,084
* Concho Resources Inc.	31,067	4,443
Williams Cos. Inc.	127,049	3,900
Noble Energy Inc.	94,307	3,599
Hess Corp.	62,627	3,505
Marathon Oil Corp.	188,289	3,401
National Oilwell Varco Inc.	83,178	3,108
EQT Corp.	37,964	2,661
Cimarex Energy Co.	17,375	2,396
Tesoro Corp.	26,320	2,141
Targa Resources Corp.	34,552	1,841
* Cheniere Energy Inc.	44,103	1,802
Apache Corp.	26,085	1,720
* FMC Technologies Inc.	49,779	1,705
^ Helmerich & Payne Inc.	21,587	1,633

	Range Resources Corp.	45,348	1,595
*	Newfield Exploration Co.	32,846	1,485
*	Diamondback Energy Inc.	12,914	1,393
*	Energen Corp.	21,330	1,324
*	Parsley Energy Inc. Class A	32,903	1,255
	Murphy Oil Corp.	36,408	1,235
*	WPX Energy Inc.	72,812	1,132
*	QEP Resources Inc.	52,158	1,025
	HollyFrontier Corp.	35,612	1,025
	CONSOL Energy Inc.	49,756	1,024
*	Weatherford International plc	197,720	1,010
	Nabors Industries Ltd.	61,530	991
*	Transocean Ltd.	75,685	976
*	Antero Resources Corp.	39,220	961
*	Chesapeake Energy Corp.	123,640	865
	Patterson-UTI Energy Inc.	32,072	855
*	Rice Energy Inc.	33,882	825
	SM Energy Co.	18,799	749
*	Gulfport Energy Corp.	27,965	718
	World Fuel Services Corp.	15,375	684
	Cabot Oil & Gas Corp.	29,925	662
	Ensco plc Class A	67,185	649
*	Continental Resources Inc.	10,627	616
	Oceaneering International Inc.	21,532	574
	Superior Energy Services Inc.	32,688	564
*	Whiting Petroleum Corp.	44,266	541
*	Laredo Petroleum Inc.	32,512	520
*	First Solar Inc.	16,861	511
	PBF Energy Inc. Class A	21,217	509
*	Rowan Cos. plc Class A	28,195	502
*	Dril-Quip Inc.	8,331	471
	Noble Corp. plc	54,541	339
*,^ Diamond Offshore Drilling Inc.		14,581	263
^	RPC Inc.	12,682	255
*	Kosmos Energy Ltd.	35,345	187
^	Frank's International NV	8,664	109
*,^ SunPower Corp. Class A		11,865	80
			327,393
Financial Services (30.9%)
*	Berkshire Hathaway Inc. Class B	418,817	65,939
	JPMorgan Chase & Co.	806,052	64,621
	Wells Fargo & Co.	1,011,788	53,544
	Bank of America Corp.	2,275,637	48,061
	Citigroup Inc.	650,073	36,658
	Goldman Sachs Group Inc.	85,344	18,715
	US Bancorp	359,225	17,825
	American International Group Inc.	245,622	15,555
	Chubb Ltd.	102,239	13,087
	Morgan Stanley	315,699	13,057
	American Express Co.	178,733	12,876
	PNC Financial Services Group Inc.	110,419	12,206
	MetLife Inc.	205,852	11,324
	Bank of New York Mellon Corp.	231,624	10,984
	BlackRock Inc.	27,657	10,255
	Prudential Financial Inc.	97,771	9,836
	Capital One Financial Corp.	114,477	9,621
	CME Group Inc.	74,762	8,441

BB&T Corp.	179,945	8,142
Travelers Cos. Inc.	64,427	7,303
State Street Corp.	87,224	6,873
Synchrony Financial	186,888	6,459
Aflac Inc.	88,759	6,336
Prologis Inc.	115,408	5,874
Allstate Corp.	82,450	5,765
SunTrust Banks Inc.	110,848	5,759
Weyerhaeuser Co.	163,959	5,055
AvalonBay Communities Inc.	30,250	4,976
Welltower Inc.	78,811	4,948
M&T Bank Corp.	33,049	4,757
Equity Residential	78,553	4,714
Fifth Third Bancorp	168,788	4,392
Discover Financial Services	63,108	4,277
KeyCorp	237,941	4,119
Hartford Financial Services Group Inc.	86,552	4,078
Progressive Corp.	116,021	3,863
Regions Financial Corp.	281,488	3,811
Northern Trust Corp.	45,752	3,759
Intercontinental Exchange Inc.	67,679	3,749
Vornado Realty Trust	38,027	3,717
Boston Properties Inc.	28,145	3,487
Principal Financial Group Inc.	59,303	3,421
General Growth Properties Inc.	127,451	3,230
Realty Income Corp.	56,846	3,152
Franklin Resources Inc.	80,086	3,144
Ventas Inc.	51,281	3,098
HCP Inc.	103,436	3,054
Huntington Bancshares Inc.	237,100	2,954
Host Hotels & Resorts Inc.	162,589	2,901
Thomson Reuters Corp.	66,117	2,857
Loews Corp.	61,999	2,768
Ameriprise Financial Inc.	24,204	2,764
* Markel Corp.	3,009	2,703
Lincoln National Corp.	40,832	2,617
Cincinnati Financial Corp.	33,071	2,538
Comerica Inc.	38,491	2,454
Fidelity National Information Services Inc.	30,945	2,389
Invesco Ltd.	75,603	2,367
Citizens Financial Group Inc.	68,792	2,305
Annaly Capital Management Inc.	222,780	2,277
SL Green Realty Corp.	21,603	2,276
Kimco Realty Corp.	88,954	2,272
Unum Group	52,819	2,233
Macerich Co.	31,638	2,148
* E*TRADE Financial Corp.	61,805	2,133
* Arch Capital Group Ltd.	25,415	2,102
Charles Schwab Corp.	53,089	2,052
Raymond James Financial Inc.	27,981	2,013
UDR Inc.	58,549	1,993
Ally Financial Inc.	100,641	1,954
Duke Realty Corp.	76,566	1,947
Everest Re Group Ltd.	9,244	1,946
* Alleghany Corp.	3,280	1,863
FNF Group	58,146	1,857
Torchmark Corp.	26,268	1,841

Essex Property Trust Inc.	8,410	1,816
CIT Group Inc.	44,175	1,805
Zions Bancorporation	44,738	1,780
VEREIT Inc.	213,950	1,774
Voya Financial Inc.	45,560	1,771
Reinsurance Group of America Inc. Class A	14,158	1,728
New York Community Bancorp Inc.	105,194	1,681
Alexandria Real Estate Equities Inc.	15,286	1,675
Leucadia National Corp.	73,139	1,610
Nasdaq Inc.	24,729	1,585
East West Bancorp Inc.	31,869	1,526
Mid-America Apartment Communities Inc.	16,650	1,526
Camden Property Trust	18,852	1,484
XL Group Ltd.	40,993	1,481
Kilroy Realty Corp.	20,044	1,450
Apartment Investment & Management Co.	34,406	1,448
American Campus Communities Inc.	28,920	1,362
AGNC Investment Corp.	72,849	1,359
National Retail Properties Inc.	31,558	1,347
PacWest Bancorp	25,962	1,331
WP Carey Inc.	22,793	1,325
Endurance Specialty Holdings Ltd.	14,151	1,305
WR Berkley Corp.	20,978	1,296
Navient Corp.	74,846	1,290
Liberty Property Trust	32,428	1,278
People's United Financial Inc.	67,364	1,261
Regency Centers Corp.	18,804	1,257
American Financial Group Inc.	15,047	1,237
Axis Capital Holdings Ltd.	20,046	1,223
RenaissanceRe Holdings Ltd.	9,338	1,219
Assurant Inc.	13,764	1,188
Simon Property Group Inc.	6,441	1,157
Starwood Property Trust Inc.	51,313	1,153
Douglas Emmett Inc.	31,207	1,145
Spirit Realty Capital Inc.	105,968	1,143
Synovus Financial Corp.	27,782	1,075
Commerce Bancshares Inc.	19,403	1,063
Brown & Brown Inc.	24,370	1,056
Assured Guaranty Ltd.	29,356	1,050
Hospitality Properties Trust	35,846	1,039
DDR Corp.	67,909	1,034
Jones Lang LaSalle Inc.	10,064	1,019
Brixmor Property Group Inc.	41,768	1,017
Highwoods Properties Inc.	21,073	1,013
First Horizon National Corp.	51,580	984
Sun Communities Inc.	13,609	982
Cullen/Frost Bankers Inc.	11,718	964
EPR Properties	13,842	963
Lazard Ltd. Class A	24,609	956
Old Republic International Corp.	52,697	942
T. Rowe Price Group Inc.	12,561	930
Forest City Realty Trust Inc. Class A	50,118	927
DCT Industrial Trust Inc.	19,911	915
Popular Inc.	22,494	914
Weingarten Realty Investors	25,690	912
Allied World Assurance Co. Holdings AG	19,286	903
* Howard Hughes Corp.	7,925	902

Validus Holdings Ltd.	16,464	895
Digital Realty Trust Inc.	9,615	888
First American Financial Corp.	23,394	883
White Mountains Insurance Group Ltd.	1,036	867
Senior Housing Properties Trust	46,221	835
STORE Capital Corp.	33,005	816
Hanover Insurance Group Inc.	9,293	805
Retail Properties of America Inc.	52,198	797
Bank of Hawaii Corp.	9,437	787
* Equity Commonwealth	27,047	786
American Homes 4 Rent Class A	36,583	771
BankUnited Inc.	21,571	764
Realogy Holdings Corp.	31,635	764
Post Properties Inc.	11,730	763
Associated Banc-Corp	33,072	756
Omega Healthcare Investors Inc.	25,383	748
Legg Mason Inc.	23,248	742
Rayonier Inc.	27,309	724
* Signature Bank	4,828	724
Crown Castle International Corp.	8,401	701
Chimera Investment Corp.	40,677	690
^ LPL Financial Holdings Inc.	16,464	678
Aspen Insurance Holdings Ltd.	13,294	677
Apple Hospitality REIT Inc.	36,604	675
Communications Sales & Leasing Inc.	26,992	673
ProAssurance Corp.	11,928	669
Outfront Media Inc.	26,191	660
Two Harbors Investment Corp.	75,603	655
MFA Financial Inc.	81,410	637
Paramount Group Inc.	40,290	633
Piedmont Office Realty Trust Inc. Class A	32,154	631
Corporate Office Properties Trust	21,322	610
NorthStar Realty Finance Corp.	40,142	608
Arthur J Gallagher & Co.	12,047	607
TCF Financial Corp.	34,866	605
Equity One Inc.	20,220	604
Dun & Bradstreet Corp.	4,859	591
Brandywine Realty Trust	38,461	590
* CoreCivic Inc.	25,721	584
Columbia Property Trust Inc.	27,385	577
First Republic Bank	6,296	516
* SVB Financial Group	3,058	483
Taubman Centers Inc.	6,492	472
^ BOK Financial Corp.	5,716	459
AmTrust Financial Services Inc.	17,997	458
Interactive Brokers Group Inc.	12,218	449
* Western Alliance Bancorp	9,352	437
Moody's Corp.	4,037	406
Care Capital Properties Inc.	16,781	404
Mercury General Corp.	6,125	358
* Santander Consumer USA Holdings Inc.	23,727	327
* Quality Care Properties Inc.	20,691	310
CubeSmart	12,238	302
* CoreLogic Inc.	7,822	295
Life Storage Inc.	3,354	272
* OneMain Holdings Inc. Class A	12,358	252
TD Ameritrade Holding Corp.	6,136	252

TFS Financial Corp.	13,377	249
* Affiliated Managers Group Inc.	1,637	242
CNA Financial Corp.	6,300	241
* Zillow Group Inc.	6,624	238
Empire State Realty Trust Inc.	11,019	222
Healthcare Trust of America Inc. Class A	7,811	221
American National Insurance Co.	1,716	207
First Hawaiian Inc.	6,406	192
Erie Indemnity Co. Class A	1,720	184
* Zillow Group Inc. Class A	3,602	127
* SLM Corp.	10,603	107
CyrusOne Inc.	1,746	74
Tanger Factory Outlet Centers Inc.	1,807	62
* Donnelley Financial Solutions Inc.	1,848	35
		741,340
Health Care (10.4%)
Johnson & Johnson	503,289	56,016
Pfizer Inc.	1,237,670	39,779
Merck & Co. Inc.	613,664	37,550
Medtronic plc	310,320	22,656
Abbott Laboratories	324,889	12,369
Danaher Corp.	98,546	7,703
* Allergan plc	35,691	6,935
Thermo Fisher Scientific Inc.	47,268	6,623
Aetna Inc.	49,805	6,516
Anthem Inc.	42,383	6,041
Cigna Corp.	37,400	5,039
Baxter International Inc.	98,151	4,355
Dentsply Sirona Inc.	50,704	2,950
Quest Diagnostics Inc.	31,246	2,733
Perrigo Co. plc	30,374	2,623
* Mylan NV	69,013	2,527
Agilent Technologies Inc.	53,125	2,336
Zimmer Biomet Holdings Inc.	19,117	1,947
Universal Health Services Inc. Class B	14,177	1,744
* Laboratory Corp. of America Holdings	12,494	1,572
* HCA Holdings Inc.	21,890	1,552
St. Jude Medical Inc.	18,836	1,492
* DaVita Inc.	22,375	1,417
* QIAGEN NV	50,696	1,385
* Mallinckrodt plc	24,069	1,268
* Express Scripts Holding Co.	16,540	1,255
Teleflex Inc.	7,810	1,155
PerkinElmer Inc.	18,827	955
* United Therapeutics Corp.	6,992	878
* Bio-Rad Laboratories Inc. Class A	4,562	792
* Endo International plc	44,941	720
* Alere Inc.	15,744	625
* Centene Corp.	9,620	554
* Quintiles IMS Holdings Inc.	6,454	496
* LifePoint Health Inc.	8,908	490
* Brookdale Senior Living Inc.	41,122	478
* Allscripts Healthcare Solutions Inc.	41,075	451
* VWR Corp.	16,386	446
Humana Inc.	1,955	416
* Acadia Healthcare Co. Inc.	10,622	404
* MEDNAX Inc.	6,016	394

	Cooper Cos. Inc.	2,378	391
	Cardinal Health Inc.	5,333	379
*	Amsurg Corp.	5,348	364
*	Premier Inc. Class A	7,087	214
*	Envision Healthcare Holdings Inc.	7,222	164
*	WellCare Health Plans Inc.	720	99
*	Alnylam Pharmaceuticals Inc.	2,222	97
*	Patheon NV	2,663	73
*,^ OPKO Health Inc.		5,515	57
	Hill-Rom Holdings Inc.	913	49
*	Juno Therapeutics Inc.	1,219	24
			249,548
Materials & Processing (3.1%)
	Dow Chemical Co.	248,234	13,832
	International Paper Co.	90,785	4,423
	Nucor Corp.	70,271	4,370
	LyondellBasell Industries NV Class A	42,881	3,873
	Newmont Mining Corp.	117,578	3,814
*	Freeport-McMoRan Inc.	229,109	3,517
	Monsanto Co.	33,829	3,475
	WestRock Co.	55,247	2,829
	Eastman Chemical Co.	32,664	2,454
	Celanese Corp. Class A	29,754	2,360
	Mosaic Co.	77,089	2,189
	Albemarle Corp.	24,827	2,179
	Ingersoll-Rand plc	28,333	2,112
	Steel Dynamics Inc.	44,307	1,572
	Ashland Global Holdings Inc.	13,708	1,545
	CF Industries Holdings Inc.	51,929	1,503
	Owens Corning	25,386	1,304
	Reliance Steel & Aluminum Co.	15,438	1,252
	Sonoco Products Co.	21,778	1,179
^	United States Steel Corp.	33,851	1,095
	Royal Gold Inc.	13,555	944
*	Alcoa Corp.	32,049	928
	Praxair Inc.	7,634	918
	Bemis Co. Inc.	17,599	881
	Huntsman Corp.	44,178	861
	Masco Corp.	25,472	806
	Air Products & Chemicals Inc.	5,537	800
	AptarGroup Inc.	10,143	742
	Cabot Corp.	13,708	698
	Tahoe Resources Inc.	65,589	628
	Timken Co.	15,655	611
	Compass Minerals International Inc.	7,360	571
*	USG Corp.	19,165	549
	Domtar Corp.	13,740	540
	Westlake Chemical Corp.	8,545	506
	WR Grace & Co.	6,930	452
*	Armstrong World Industries Inc.	10,462	436
*	Platform Specialty Products Corp.	43,844	410
	Southern Copper Corp.	10,379	341
	FMC Corp.	5,594	314
	Martin Marietta Materials Inc.	1,262	277
	Graphic Packaging Holding Co.	20,631	259
	Vulcan Materials Co.	1,928	242
	Valmont Industries Inc.	971	145

Lennox International Inc.	607	90
Scotts Miracle-Gro Co. Class A	833	76
* Versum Materials Inc.	2,768	68
NewMarket Corp.	96	40
		75,010
Producer Durables (10.1%)
General Electric Co.	1,642,714	50,530
United Technologies Corp.	171,869	18,514
Union Pacific Corp.	157,458	15,955
Caterpillar Inc.	123,481	11,800
CSX Corp.	211,122	7,560
* Johnson Controls International plc	159,075	7,155
Norfolk Southern Corp.	65,254	6,947
Eaton Corp. plc	101,083	6,723
Emerson Electric Co.	118,796	6,705
Raytheon Co.	40,532	6,061
General Dynamics Corp.	31,512	5,526
American Airlines Group Inc.	116,824	5,425
Deere & Co.	52,407	5,251
Cummins Inc.	34,912	4,950
* United Continental Holdings Inc.	70,069	4,831
PACCAR Inc.	68,910	4,283
Parker-Hannifin Corp.	29,551	4,105
Stanley Black & Decker Inc.	28,992	3,439
Republic Services Inc. Class A	52,034	2,887
Fortive Corp.	49,370	2,715
L-3 Communications Holdings Inc.	16,968	2,677
Dover Corp.	33,864	2,459
Kansas City Southern	23,938	2,124
Pentair plc	36,863	2,118
Xerox Corp.	222,000	2,076
AMETEK Inc.	41,698	1,974
Roper Technologies Inc.	10,765	1,950
Textron Inc.	41,414	1,906
Arconic Inc.	97,767	1,885
Delta Air Lines Inc.	37,595	1,811
Fluor Corp.	30,810	1,649
* Jacobs Engineering Group Inc.	26,555	1,647
* Keysight Technologies Inc.	38,220	1,408
Macquarie Infrastructure Corp.	16,576	1,358
ManpowerGroup Inc.	15,862	1,355
* JetBlue Airways Corp.	66,020	1,326
* AECOM	33,952	1,234
Waste Management Inc.	16,910	1,176
Oshkosh Corp.	15,953	1,117
Carlisle Cos. Inc.	9,807	1,100
FLIR Systems Inc.	30,482	1,095
Orbital ATK Inc.	12,776	1,090
Allison Transmission Holdings Inc.	31,620	1,049
Xylem Inc.	19,264	994
* Genesee & Wyoming Inc. Class A	12,491	954
Ryder System Inc.	11,748	920
Trinity Industries Inc.	33,040	918
* Spirit Airlines Inc.	15,961	887
AGCO Corp.	15,325	855
* Spirit AeroSystems Holdings Inc. Class A	14,141	824
ITT Inc.	20,233	817

* Colfax Corp.	21,465	807
Rockwell Automation Inc.	6,015	804
Crane Co.	10,765	791
* Quanta Services Inc.	23,226	783
Chicago Bridge & Iron Co. NV	23,038	772
* Kirby Corp.	11,770	747
* WESCO International Inc.	10,735	729
Regal Beloit Corp.	9,880	720
Terex Corp.	23,306	711
Expeditors International of Washington Inc.	11,893	627
Copa Holdings SA Class A	6,955	618
Snap-on Inc.	3,379	565
* Clean Harbors Inc.	10,627	562
MSC Industrial Direct Co. Inc. Class A	6,079	543
Flowserve Corp.	11,268	535
KBR Inc.	30,942	517
* Old Dominion Freight Line Inc.	5,591	488
Hubbell Inc. Class B	4,304	483
Lincoln Electric Holdings Inc.	4,929	387
Alaska Air Group Inc.	4,664	384
Air Lease Corp. Class A	10,679	383
* Trimble Inc.	11,441	322
Huntington Ingalls Industries Inc.	1,689	302
* United Rentals Inc.	2,873	290
* Manitowoc Foodservice Inc.	15,577	276
Herc Holdings Inc.	4,649	185
* Zebra Technologies Corp.	2,223	176
National Instruments Corp.	5,220	154
IDEX Corp.	1,179	110
Donaldson Co. Inc.	2,258	92
Avery Dennison Corp.	1,199	86
RR Donnelley & Sons Co.	4,923	86
* Stericycle Inc.	916	67
Booz Allen Hamilton Holding Corp. Class A	1,391	53
LSC Communications Inc.	1,848	38
		241,308
Technology (9.3%)
Cisco Systems Inc.	1,114,539	33,236
Intel Corp.	952,131	33,039
Oracle Corp.	590,426	23,729
QUALCOMM Inc.	257,855	17,568
Apple Inc.	101,838	11,255
International Business Machines Corp.	60,901	9,879
Hewlett Packard Enterprise Co.	381,883	9,089
* Yahoo! Inc.	191,894	7,871
HP Inc.	382,383	5,889
Corning Inc.	237,706	5,712
Analog Devices Inc.	67,729	5,028
* Micron Technology Inc.	229,092	4,474
Western Digital Corp.	62,515	3,980
Harris Corp.	27,567	2,855
Symantec Corp.	116,155	2,833
Motorola Solutions Inc.	34,189	2,744
NetApp Inc.	64,031	2,341
* Dell Technologies Inc. Class V	42,895	2,297
Juniper Networks Inc.	82,395	2,269
Applied Materials Inc.	69,161	2,227

	CA Inc.	64,668	2,067
	Xilinx Inc.	38,247	2,065
	Amdocs Ltd.	32,806	1,935
	Computer Sciences Corp.	30,745	1,864
*	Synopsys Inc.	30,264	1,830
	Linear Technology Corp.	27,957	1,748
*	Arrow Electronics Inc.	20,232	1,381
*	Qorvo Inc.	25,607	1,368
*	ANSYS Inc.	14,274	1,342
	Avnet Inc.	28,438	1,305
	Marvell Technology Group Ltd.	89,466	1,283
*	Ingram Micro Inc.	31,708	1,187
	Brocade Communications Systems Inc.	88,319	1,090
	Teradyne Inc.	44,579	1,087
*,^ VMware Inc. Class A		12,174	988
*	SBA Communications Corp. Class A	9,892	979
*	ON Semiconductor Corp.	81,213	957
*	ARRIS International plc	31,892	915
	Jabil Circuit Inc.	41,004	867
	Cypress Semiconductor Corp.	68,462	770
	Lam Research Corp.	7,096	752
	Leidos Holdings Inc.	14,667	751
*	PTC Inc.	14,025	683
*	Autodesk Inc.	8,457	614
*	EchoStar Corp. Class A	10,158	518
	Dolby Laboratories Inc. Class A	11,211	517
*	Zynga Inc. Class A	163,359	467
*	Cree Inc.	13,847	351
*	FireEye Inc.	26,353	338
*,^ Twitter Inc.		16,030	296
*	Akamai Technologies Inc.	4,236	283
	Skyworks Solutions Inc.	3,403	261
*	IAC/InterActiveCorp	3,409	230
*	Nuance Communications Inc.	12,420	201
*	Yelp Inc. Class A	3,670	137
*	IPG Photonics Corp.	1,325	127
	SS&C Technologies Holdings Inc.	3,220	97
*	CommerceHub Inc. Class A	4,125	62
*	CommerceHub Inc.	3,162	47
*,^ Twilio Inc. Class A		421	14
			222,089
Utilities (9.5%)
	AT&T Inc.	1,364,176	52,698
	Verizon Communications Inc.	451,814	22,545
	NextEra Energy Inc.	101,940	11,645
	Duke Energy Corp.	152,241	11,231
	Southern Co.	207,462	9,713
	Dominion Resources Inc.	127,725	9,361
	PG&E Corp.	109,789	6,456
	American Electric Power Co. Inc.	108,749	6,422
	Exelon Corp.	196,051	6,374
	Sempra Energy	55,403	5,529
	PPL Corp.	150,301	5,029
	Edison International	70,241	4,830
	Consolidated Edison Inc.	67,193	4,688
	Public Service Enterprise Group Inc.	111,764	4,617
	Xcel Energy Inc.	112,035	4,370

WEC Energy Group Inc.	69,604	3,898
DTE Energy Co.	39,543	3,681
Eversource Energy	69,958	3,611
*	Level 3 Communications Inc.	64,429	3,548
FirstEnergy Corp.	93,920	2,939
American Water Works Co. Inc.	39,432	2,858
CenturyLink Inc.	118,713	2,792
Entergy Corp.	39,505	2,715
Ameren Corp.	53,545	2,630
CMS Energy Corp.	61,334	2,467
CenterPoint Energy Inc.	95,551	2,280
SCANA Corp.	28,904	2,039
Alliant Energy Corp.	50,187	1,803
Pinnacle West Capital Corp.	24,371	1,802
Westar Energy Inc. Class A	31,144	1,774
UGI Corp.	38,255	1,714
AES Corp.	146,312	1,675
Atmos Energy Corp.	22,365	1,591
NiSource Inc.	71,397	1,566
OGE Energy Corp.	44,703	1,415
*,^ Sprint Corp.	168,330	1,320
*	T-Mobile US Inc.	24,171	1,310
Great Plains Energy Inc.	47,597	1,256
MDU Resources Group Inc.	43,358	1,206
Aqua America Inc.	38,871	1,156
^	Frontier Communications Corp.	256,358	936
National Fuel Gas Co.	16,222	915
Vectren Corp.	18,501	908
*	Calpine Corp.	78,642	877
NRG Energy Inc.	69,522	788
Hawaiian Electric Industries Inc.	23,871	735
Telephone & Data Systems Inc.	20,638	556
Avangrid Inc.	12,538	453
*	United States Cellular Corp.	2,993	113
226,835
Total Common Stocks (Cost $2,171,173)	2,389,050
Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	0.691%	81,734	8,174

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.318%	12/1/16	100	100
4	United States Treasury Bill	0.327%	1/19/17	500	500
600
Total Temporary Cash Investments (Cost $8,774)	8,774
Total Investments (100.0%) (Cost $2,179,947)	2,397,824
Other Assets and Liabilities-Net (0.0%)3	130
Net Assets (100%)	2,397,954
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,769,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,968,000 of collateral received for securities on loan.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,389,050	—	—
Temporary Cash Investments	8,174	600	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	2,397,206	600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Russell 1000 Value Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	73	8,026	207

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $2,179,954,000. Net unrealized appreciation of investment securities for tax purposes was $217,870,000, consisting of unrealized gains of $281,968,000 on securities that had risen in value since their purchase and $64,098,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (22.3%)
*	Amazon.com Inc.	105,006	78,814
	Home Depot Inc.	335,912	43,467
	Walt Disney Co.	438,037	43,418
	Comcast Corp. Class A	601,767	41,829
	McDonald's Corp.	237,208	28,292
	Starbucks Corp.	384,982	22,317
*	Priceline Group Inc.	13,353	20,079
	NIKE Inc. Class B	357,452	17,898
	Costco Wholesale Corp.	117,558	17,647
	Lowe's Cos. Inc.	241,339	17,026
	Charter Communications Inc. Class A	54,052	14,881
	TJX Cos. Inc.	178,298	13,968
*	Netflix Inc.	109,999	12,870
	Time Warner Inc.	139,457	12,805
*	eBay Inc.	288,015	8,010
	Ross Stores Inc.	106,095	7,171
*	O'Reilly Automotive Inc.	25,469	6,991
	CBS Corp. Class B	108,867	6,610
	Twenty-First Century Fox Inc. Class A	225,498	6,339
*	AutoZone Inc.	7,931	6,211
	Las Vegas Sands Corp.	97,928	6,137
*,^ Tesla Motors Inc.		31,561	5,978
	Newell Brands Inc.	126,744	5,958
	Yum! Brands Inc.	93,773	5,944
	Dollar General Corp.	76,671	5,928
	Omnicom Group Inc.	63,679	5,536
*	Dollar Tree Inc.	61,056	5,383
	Marriott International Inc. Class A	65,507	5,161
	VF Corp.	91,693	4,998
	Delphi Automotive plc	73,537	4,706
	Estee Lauder Cos. Inc. Class A	58,367	4,535
*	Ulta Salon Cosmetics & Fragrance Inc.	15,764	4,091
	Expedia Inc.	32,165	3,990
	Genuine Parts Co.	37,114	3,571
	Nielsen Holdings plc	75,909	3,272
	Advance Auto Parts Inc.	19,068	3,236
	Hilton Worldwide Holdings Inc.	124,162	3,113
	Viacom Inc. Class B	80,841	3,030
*	Chipotle Mexican Grill Inc. Class A	7,607	3,015
*	CarMax Inc.	52,060	3,009
	Harley-Davidson Inc.	48,768	2,969
	Twenty-First Century Fox Inc.	103,519	2,905
	Mattel Inc.	91,917	2,902
*	LKQ Corp.	82,197	2,699
	Tractor Supply Co.	35,938	2,698
	Yum China Holdings Inc.	93,776	2,637
*	DISH Network Corp. Class A	45,637	2,622
	Interpublic Group of Cos. Inc.	108,158	2,603
*	Mohawk Industries Inc.	13,134	2,593

	Hasbro Inc.	30,275	2,585
	Hanesbrands Inc.	101,489	2,358
	Foot Locker Inc.	32,675	2,342
	Darden Restaurants Inc.	31,371	2,299
	Fortune Brands Home & Security Inc.	41,127	2,268
	Domino's Pizza Inc.	13,442	2,259
^	Sirius XM Holdings Inc.	479,785	2,193
	Wyndham Worldwide Corp.	29,647	2,134
	Lear Corp.	16,466	2,132
*	Michael Kors Holdings Ltd.	43,529	2,024
	Wynn Resorts Ltd.	19,653	2,004
^	Nordstrom Inc.	33,184	1,856
^	Signet Jewelers Ltd.	19,289	1,761
	Leggett & Platt Inc.	35,678	1,715
	Vail Resorts Inc.	10,451	1,655
	KAR Auction Services Inc.	37,309	1,573
	Scripps Networks Interactive Inc. Class A	22,188	1,537
*	Discovery Communications Inc.	58,000	1,534
*	NVR Inc.	944	1,506
*,^ Under Armour Inc. Class A		48,885	1,506
*	lululemon athletica Inc.	26,138	1,490
*	TripAdvisor Inc.	30,688	1,482
^	Polaris Industries Inc.	16,214	1,408
*	WABCO Holdings Inc.	14,277	1,406
*	Liberty Interactive Corp. QVC Group Class A	67,646	1,401
*	ServiceMaster Global Holdings Inc.	36,494	1,395
	DR Horton Inc.	50,011	1,386
	Service Corp. International	50,495	1,363
	Dunkin' Brands Group Inc.	24,905	1,352
	Target Corp.	17,190	1,328
	Williams-Sonoma Inc.	23,945	1,312
	Thor Industries Inc.	12,959	1,303
	Under Armour Inc.	50,350	1,298
*	Panera Bread Co. Class A	6,059	1,285
	Carter's Inc.	13,468	1,229
	Cinemark Holdings Inc.	28,557	1,138
	Six Flags Entertainment Corp.	19,255	1,110
	Pool Corp.	10,867	1,093
	Dick's Sporting Goods Inc.	18,160	1,073
*	Discovery Communications Inc. Class A	38,424	1,041
	Lennar Corp. Class A	24,399	1,038
*	Sally Beauty Holdings Inc.	39,390	1,032
	Brunswick Corp.	19,578	981
	Harman International Industries Inc.	8,789	961
*	Burlington Stores Inc.	10,885	957
	Aramark	27,731	954
	Gentex Corp.	49,227	910
*,^ Tempur Sealy International Inc.		14,333	907
*	AMC Networks Inc. Class A	16,066	888
*	Avis Budget Group Inc.	22,631	867
	L Brands Inc.	11,906	836
	Brinker International Inc.	15,092	802
*	Skechers U.S.A. Inc. Class A	35,181	801
*	Starz	22,779	771
	Tupperware Brands Corp.	13,627	755
	Cable One Inc.	1,266	748
	Visteon Corp.	9,328	734

*	Urban Outfitters Inc.	18,526	585
*	Pandora Media Inc.	49,919	580
*	Toll Brothers Inc.	19,195	569
*	Live Nation Entertainment Inc.	20,021	554
	Coach Inc.	14,331	521
*	Kate Spade & Co.	34,941	519
	PulteGroup Inc.	27,340	516
*	Michaels Cos. Inc.	19,381	472
*	Murphy USA Inc.	5,932	404
	Wendy's Co.	31,993	402
^	Lions Gate Entertainment Corp.	16,016	375
	AMERCO	1,028	351
*	MGM Resorts International	11,594	333
*	AutoNation Inc.	7,273	325
	Whirlpool Corp.	1,988	323
	Choice Hotels International Inc.	6,007	309
*	Adient plc	5,170	277
	BorgWarner Inc.	6,647	237
*,^ Fitbit Inc. Class A		27,159	227
	Bed Bath & Beyond Inc.	4,275	192
*	Norwegian Cruise Line Holdings Ltd.	4,043	161
	Liberty Ventures Class A	3,952	154
	Viacom Inc. Class A	3,313	138
^	Regal Entertainment Group Class A	5,811	133
	Coty Inc. Class A	6,190	116
*	Liberty Expedia Holdings Inc. Class A	2,633	116
*	Vista Outdoor Inc.	2,752	110
	Ralph Lauren Corp. Class A	1,043	109
*	Cabela's Inc.	1,548	96
	Lennar Corp. Class B	2,686	91
	Hertz Global Holdings Inc.	3,478	88
	Gap Inc.	3,451	86
*	Madison Square Garden Co. Class A	447	78
	CalAtlantic Group Inc.	2,234	75
	Tribune Media Co. Class A	1,481	53
	Extended Stay America Inc.	2,417	38
	Clear Channel Outdoor Holdings Inc. Class A	4,627	25
*	Hyatt Hotels Corp. Class A	200	10
			631,686
Consumer Staples (8.5%)
	PepsiCo Inc.	339,170	33,951
	Altria Group Inc.	528,017	33,756
	Coca-Cola Co.	786,657	31,742
	CVS Health Corp.	272,871	20,981
	General Mills Inc.	160,342	9,771
	Kimberly-Clark Corp.	82,548	9,543
	Kroger Co.	256,444	8,283
	Sysco Corp.	141,474	7,533
	Reynolds American Inc.	137,230	7,424
	Constellation Brands Inc. Class A	44,658	6,750
*	Monster Beverage Corp.	112,720	5,044
	Kellogg Co.	61,789	4,449
	Dr Pepper Snapple Group Inc.	49,938	4,332
	Walgreens Boots Alliance Inc.	47,806	4,051
	Philip Morris International Inc.	44,770	3,952
	Hershey Co.	37,773	3,650
	Clorox Co.	29,711	3,433

	Conagra Brands Inc.	93,064	3,415
	Church & Dwight Co. Inc.	69,097	3,026
	Campbell Soup Co.	50,209	2,856
	McCormick & Co. Inc.	31,155	2,841
	Colgate-Palmolive Co.	41,789	2,726
*	WhiteWave Foods Co. Class A	46,790	2,578
	Brown-Forman Corp. Class B	50,378	2,285
*	Rite Aid Corp.	276,975	2,205
	Hormel Foods Corp.	63,731	2,182
	Tyson Foods Inc. Class A	36,756	2,088
	Kraft Heinz Co.	20,589	1,681
	Ingredion Inc.	13,663	1,604
	Mead Johnson Nutrition Co.	18,127	1,307
	Casey's General Stores Inc.	10,529	1,268
*	Lamb Weston Holdings Inc.	31,131	1,042
*,^ Herbalife Ltd.		20,078	984
*	Hain Celestial Group Inc.	20,449	801
	Spectrum Brands Holdings Inc.	6,677	801
*	Post Holdings Inc.	9,908	756
*	Sprouts Farmers Market Inc.	37,062	742
	Flowers Foods Inc.	42,956	667
	Brown-Forman Corp. Class A	13,948	659
	Whole Foods Market Inc.	14,377	437
*	Blue Buffalo Pet Products Inc.	15,657	367
*	TreeHouse Foods Inc.	4,474	310
	US Foods Holding Corp.	12,137	277
	Energizer Holdings Inc.	5,215	234
	Nu Skin Enterprises Inc. Class A	4,324	226
	Pilgrim's Pride Corp.	2,219	39
			239,049
Energy (0.6%)
	Apache Corp.	70,541	4,652
	ONEOK Inc.	56,328	3,094
	Cabot Oil & Gas Corp.	87,446	1,934
	EOG Resources Inc.	16,634	1,706
*	Southwestern Energy Co.	131,952	1,498
	Spectra Energy Corp.	29,163	1,194
	Williams Cos. Inc.	31,181	957
*	Continental Resources Inc.	10,676	619
*	Newfield Exploration Co.	13,395	606
	Devon Energy Corp.	12,329	596
*	Diamondback Energy Inc.	5,080	548
	Cimarex Energy Co.	3,899	538
*	Parsley Energy Inc. Class A	4,014	153
*	Chesapeake Energy Corp.	12,450	87
			18,182
Financial Services (9.7%)
	Visa Inc. Class A	514,437	39,776
	Mastercard Inc. Class A	260,124	26,585
	Simon Property Group Inc.	75,255	13,520
*	PayPal Holdings Inc.	305,312	11,993
	American Tower Corporation	113,727	11,631
	Marsh & McLennan Cos. Inc.	140,564	9,742
	Charles Schwab Corp.	249,888	9,661
	S&P Global Inc.	71,078	8,458
	Public Storage	39,799	8,330

Aon plc	70,897	8,089
Crown Castle International Corp.	80,302	6,702
Equinix Inc.	18,659	6,321
* Fiserv Inc.	59,814	6,258
Intercontinental Exchange Inc.	75,988	4,210
Moody's Corp.	40,850	4,105
Fidelity National Information Services Inc.	49,801	3,844
T. Rowe Price Group Inc.	49,951	3,699
* FleetCor Technologies Inc.	24,673	3,685
Equifax Inc.	31,907	3,652
Alliance Data Systems Corp.	15,548	3,557
Global Payments Inc.	41,321	2,833
Western Union Co.	132,550	2,788
Federal Realty Investment Trust	19,087	2,680
First Republic Bank	31,523	2,582
Digital Realty Trust Inc.	27,780	2,565
Discover Financial Services	36,607	2,481
TD Ameritrade Holding Corp.	59,664	2,447
* Vantiv Inc. Class A	41,730	2,355
* CBRE Group Inc. Class A	80,793	2,346
Iron Mountain Inc.	70,167	2,315
Extra Space Storage Inc.	32,484	2,279
Total System Services Inc.	44,751	2,203
Broadridge Financial Solutions Inc.	31,721	2,054
Citizens Financial Group Inc.	58,792	1,970
MSCI Inc. Class A	24,521	1,932
* Affiliated Managers Group Inc.	12,623	1,869
Jack Henry & Associates Inc.	21,214	1,834
Ventas Inc.	28,644	1,731
FactSet Research Systems Inc.	10,764	1,724
MarketAxess Holdings Inc.	9,866	1,635
Arthur J Gallagher & Co.	32,399	1,631
* SVB Financial Group	10,315	1,630
SEI Investments Co.	34,380	1,622
Essex Property Trust Inc.	7,333	1,583
CBOE Holdings Inc.	21,784	1,501
Gaming and Leisure Properties Inc.	48,681	1,485
Ameriprise Financial Inc.	12,856	1,468
Lamar Advertising Co. Class A	22,104	1,465
Equity LifeStyle Properties Inc.	20,644	1,433
* Signature Bank	8,390	1,258
* First Data Corp. Class A	84,260	1,228
Eaton Vance Corp.	29,277	1,184
* WEX Inc.	10,256	1,133
* Euronet Worldwide Inc.	13,429	963
Lincoln National Corp.	14,732	944
XL Group Ltd.	24,968	902
Boston Properties Inc.	7,061	875
CubeSmart	32,813	809
Tanger Factory Outlet Centers Inc.	22,993	793
Healthcare Trust of America Inc. Class A	26,979	763
NorthStar Asset Management Group Inc.	50,009	738
CyrusOne Inc.	16,564	707
Federated Investors Inc. Class B	25,683	706
* Zillow Group Inc.	18,810	676
* Western Alliance Bancorp	14,056	657
Life Storage Inc.	8,028	652

	Invesco Ltd.	18,485	579
	Taubman Centers Inc.	7,690	559
	Omega Healthcare Investors Inc.	18,517	545
*	CoreLogic Inc.	14,258	538
	Progressive Corp.	15,344	511
	Erie Indemnity Co. Class A	4,683	502
	Dun & Bradstreet Corp.	4,057	494
*	TransUnion	14,374	429
*,^ Credit Acceptance Corp.		2,166	415
	Empire State Realty Trust Inc.	19,400	391
*	Zillow Group Inc. Class A	9,850	346
	Morningstar Inc.	4,726	345
	Regency Centers Corp.	4,682	313
	Artisan Partners Asset Management Inc. Class A	9,697	289
	Alexandria Real Estate Equities Inc.	2,005	220
*,^ Square Inc.		14,414	186
	Lazard Ltd. Class A	4,789	186
	Outfront Media Inc.	6,319	159
	LPL Financial Holdings Inc.	3,236	133
	Senior Housing Properties Trust	6,989	126
	Brown & Brown Inc.	2,070	90
*	Donnelley Financial Solutions Inc.	4,689	89
	Interactive Brokers Group Inc.	1,988	73
	Care Capital Properties Inc.	2,695	65
	AmTrust Financial Services Inc.	1,211	31
	First Hawaiian Inc.	941	28
			274,889
Health Care (15.9%)
	UnitedHealth Group Inc.	253,082	40,068
	Amgen Inc.	202,790	29,216
	AbbVie Inc.	436,781	26,556
	Gilead Sciences Inc.	357,629	26,357
	Bristol-Myers Squibb Co.	450,763	25,441
*	Celgene Corp.	207,362	24,574
	Eli Lilly & Co.	263,217	17,667
*	Biogen Inc.	59,051	17,365
	Johnson & Johnson	128,331	14,283
*	Allergan plc	63,200	12,280
*	Express Scripts Holding Co.	150,728	11,437
	Stryker Corp.	90,749	10,315
	Becton Dickinson and Co.	56,399	9,537
	McKesson Corp.	60,639	8,721
	Humana Inc.	37,825	8,043
*	Regeneron Pharmaceuticals Inc.	20,927	7,936
*	Boston Scientific Corp.	363,430	7,436
*	Alexion Pharmaceuticals Inc.	58,553	7,178
	Thermo Fisher Scientific Inc.	48,160	6,748
*	Intuitive Surgical Inc.	10,177	6,551
	Zoetis Inc.	122,808	6,187
	Cardinal Health Inc.	81,458	5,784
*	Vertex Pharmaceuticals Inc.	66,374	5,417
*	Illumina Inc.	39,396	5,245
*	Edwards Lifesciences Corp.	56,869	4,712
*	Incyte Corp.	43,826	4,483
	CR Bard Inc.	19,783	4,165
	St. Jude Medical Inc.	52,006	4,119
	Aetna Inc.	30,904	4,044

*	HCA Holdings Inc.	56,051	3,973
*	Cerner Corp.	79,186	3,942
*	BioMarin Pharmaceutical Inc.	45,986	3,938
	AmerisourceBergen Corp. Class A	47,930	3,738
	Pfizer Inc.	113,557	3,650
	Danaher Corp.	43,077	3,367
*	Henry Schein Inc.	22,063	3,287
	Cigna Corp.	22,895	3,085
*	Hologic Inc.	75,141	2,876
*	IDEXX Laboratories Inc.	23,903	2,812
	Anthem Inc.	19,335	2,756
	Zimmer Biomet Holdings Inc.	26,408	2,690
*	Quintiles IMS Holdings Inc.	30,197	2,320
*	Varian Medical Systems Inc.	25,659	2,305
	ResMed Inc.	37,487	2,305
*	Alkermes plc	40,488	2,301
*	Centene Corp.	33,108	1,908
*	Align Technology Inc.	19,428	1,808
*	Seattle Genetics Inc.	25,898	1,678
	Cooper Cos. Inc.	9,940	1,635
	West Pharmaceutical Services Inc.	19,319	1,568
*	Laboratory Corp. of America Holdings	12,376	1,558
*	WellCare Health Plans Inc.	10,980	1,505
*	DexCom Inc.	22,153	1,446
*	Mylan NV	39,120	1,432
*,^ Ionis Pharmaceuticals Inc.		32,596	1,426
*	VCA Inc.	20,950	1,311
*	ABIOMED Inc.	10,794	1,212
*	Veeva Systems Inc. Class A	25,835	1,201
*	MEDNAX Inc.	17,364	1,137
*	DaVita Inc.	17,527	1,110
*	Neurocrine Biosciences Inc.	23,148	1,075
	Bio-Techne Corp.	9,888	1,042
	Agilent Technologies Inc.	23,172	1,019
*	athenahealth Inc.	10,612	1,004
*	Envision Healthcare Holdings Inc.	41,345	939
	Patterson Cos. Inc.	22,730	881
*	Charles River Laboratories International Inc.	12,384	881
	Hill-Rom Holdings Inc.	16,310	870
*,^ OPKO Health Inc.		79,362	825
*	Alnylam Pharmaceuticals Inc.	17,783	780
	Universal Health Services Inc. Class B	5,643	694
*,^ ACADIA Pharmaceuticals Inc.		25,444	687
	Baxter International Inc.	15,157	673
	Bruker Corp.	28,537	647
*	Amsurg Corp.	8,227	560
*	Agios Pharmaceuticals Inc.	8,214	478
*	Akorn Inc.	22,095	469
*,^ Intercept Pharmaceuticals Inc.		4,328	438
*,^ Intrexon Corp.		14,690	429
*	United Therapeutics Corp.	3,381	425
	Teleflex Inc.	2,253	333
*	Tenet Healthcare Corp.	21,126	322
	PerkinElmer Inc.	6,134	311
*,^ Juno Therapeutics Inc.		14,779	296
*	Acadia Healthcare Co. Inc.	6,405	243
*	Alere Inc.	4,034	160

* Patheon NV	5,056	138
* Premier Inc. Class A	3,577	108
* VWR Corp.	1,078	29
		449,901
Materials & Processing (4.2%)
EI du Pont de Nemours & Co.	235,918	17,366
Ecolab Inc.	70,246	8,200
Praxair Inc.	67,595	8,132
Monsanto Co.	76,370	7,844
PPG Industries Inc.	71,508	6,860
Air Products & Chemicals Inc.	45,944	6,637
Sherwin-Williams Co.	21,686	5,826
Vulcan Materials Co.	33,208	4,173
LyondellBasell Industries NV Class A	41,339	3,734
Fastenal Co.	77,483	3,673
Ball Corp.	46,010	3,454
Martin Marietta Materials Inc.	15,479	3,397
Acuity Brands Inc.	11,714	2,945
International Flavors & Fragrances Inc.	21,472	2,599
Ingersoll-Rand plc	34,769	2,592
Sealed Air Corp.	52,874	2,411
Valspar Corp.	21,098	2,154
Packaging Corp. of America	25,148	2,132
* Crown Holdings Inc.	36,195	1,969
RPM International Inc.	35,082	1,856
Masco Corp.	58,038	1,837
FMC Corp.	29,049	1,630
* Berry Plastics Group Inc.	32,535	1,619
Lennox International Inc.	9,896	1,471
Hexcel Corp.	25,153	1,301
Eagle Materials Inc.	12,627	1,227
* Freeport-McMoRan Inc.	78,016	1,198
* Axalta Coating Systems Ltd.	44,638	1,179
Watsco Inc.	6,982	1,040
Scotts Miracle-Gro Co. Class A	11,242	1,026
* Owens-Illinois Inc.	43,822	805
Graphic Packaging Holding Co.	60,890	765
NewMarket Corp.	1,817	760
Valmont Industries Inc.	4,798	714
WR Grace & Co.	10,689	698
Silgan Holdings Inc.	11,137	551
* Versum Materials Inc.	22,478	550
Steel Dynamics Inc.	9,422	334
Southern Copper Corp.	9,906	325
AptarGroup Inc.	4,196	307
Celanese Corp. Class A	3,629	288
Bemis Co. Inc.	3,400	170
* AdvanSix Inc.	8,029	150
Royal Gold Inc.	1,087	76
		117,975
Other (0.0%)2
Shire plc ADR	2	—

Producer Durables (11.8%)
3M Co.	158,763	27,266
Boeing Co.	160,983	24,238

Honeywell International Inc.	205,355	23,398
United Parcel Service Inc. Class B	186,591	21,630
Accenture plc Class A	168,312	20,101
Lockheed Martin Corp.	68,595	18,195
General Electric Co.	481,784	14,820
FedEx Corp.	67,322	12,904
Automatic Data Processing Inc.	122,961	11,807
Northrop Grumman Corp.	44,869	11,201
Illinois Tool Works Inc.	79,355	9,934
Southwest Airlines Co.	172,411	8,036
Delta Air Lines Inc.	162,082	7,809
Waste Management Inc.	98,743	6,865
Paychex Inc.	86,880	5,122
General Dynamics Corp.	27,355	4,797
Raytheon Co.	30,582	4,573
Rockwell Automation Inc.	27,700	3,704
Union Pacific Corp.	35,729	3,620
WW Grainger Inc.	14,896	3,435
* Verisk Analytics Inc. Class A	41,249	3,427
TransDigm Group Inc.	13,491	3,392
Rockwell Collins Inc.	35,045	3,249
* Mettler-Toledo International Inc.	7,066	2,911
CH Robinson Worldwide Inc.	38,336	2,869
* Waters Corp.	20,675	2,782
Cintas Corp.	23,893	2,738
Roper Technologies Inc.	13,736	2,488
* Johnson Controls International plc	53,148	2,391
JB Hunt Transport Services Inc.	23,854	2,275
Alaska Air Group Inc.	26,555	2,185
* HD Supply Holdings Inc.	54,130	2,124
Deere & Co.	20,952	2,099
* Middleby Corp.	15,233	2,087
* United Rentals Inc.	20,294	2,052
Wabtec Corp.	23,144	1,960
AO Smith Corp.	39,224	1,907
Snap-on Inc.	11,386	1,904
Huntington Ingalls Industries Inc.	10,474	1,872
Expeditors International of Washington Inc.	34,429	1,816
IDEX Corp.	19,057	1,784
Allegion plc	25,821	1,728
B/E Aerospace Inc.	27,476	1,650
* CoStar Group Inc.	8,606	1,645
Nordson Corp.	15,368	1,640
Avery Dennison Corp.	22,605	1,629
Emerson Electric Co.	28,162	1,589
Robert Half International Inc.	34,291	1,539
* Stericycle Inc.	20,972	1,530
Toro Co.	28,868	1,528
* Trimble Inc.	53,706	1,514
* Copart Inc.	26,310	1,440
Xylem Inc.	25,279	1,304
Donaldson Co. Inc.	31,464	1,276
Graco Inc.	14,850	1,206
Fortive Corp.	21,510	1,183
* Spirit AeroSystems Holdings Inc. Class A	18,614	1,084
Booz Allen Hamilton Holding Corp. Class A	28,450	1,076
Hubbell Inc. Class B	9,373	1,052

Textron Inc.	22,296	1,026
Flowserve Corp.	21,487	1,019
BWX Technologies Inc.	25,254	989
* Old Dominion Freight Line Inc.	11,164	975
* Genpact Ltd.	39,994	957
Landstar System Inc.	11,517	938
* Zebra Technologies Corp.	11,570	915
Rollins Inc.	26,239	843
Lincoln Electric Holdings Inc.	10,310	809
Pitney Bowes Inc.	51,591	740
HEICO Corp. Class A	10,504	706
National Instruments Corp.	21,575	636
Stanley Black & Decker Inc.	4,933	585
Carlisle Cos. Inc.	5,121	574
AMETEK Inc.	11,522	546
PACCAR Inc.	8,191	509
Air Lease Corp. Class A	13,250	475
MSC Industrial Direct Co. Inc. Class A	5,267	470
Covanta Holding Corp.	30,988	452
HEICO Corp.	5,145	404
* Quanta Services Inc.	10,225	345
* Manitowoc Foodservice Inc.	14,867	264
RR Donnelley & Sons Co.	12,517	218
* JetBlue Airways Corp.	5,881	118
LSC Communications Inc.	4,689	97
Herc Holdings Inc.	1,256	50
* Clean Harbors Inc.	936	49
		335,089
Technology (25.5%)
Apple Inc.	1,355,440	149,803
Microsoft Corp.	2,044,887	123,225
* Facebook Inc. Class A	605,829	71,742
* Alphabet Inc. Class A	79,246	61,485
* Alphabet Inc.	80,128	60,740
International Business Machines Corp.	163,051	26,450
Texas Instruments Inc.	271,164	20,047
Broadcom Ltd.	101,722	17,343
* Adobe Systems Inc.	131,581	13,528
NVIDIA Corp.	137,202	12,650
* salesforce.com Inc.	172,633	12,430
* Cognizant Technology Solutions Corp. Class A	162,875	8,971
Intuit Inc.	65,682	7,467
Applied Materials Inc.	209,833	6,757
* Electronic Arts Inc.	78,377	6,211
* LinkedIn Corp. Class A	31,661	6,181
QUALCOMM Inc.	82,070	5,591
Activision Blizzard Inc.	150,922	5,525
Amphenol Corp. Class A	80,752	5,512
Intel Corp.	114,789	3,983
* Red Hat Inc.	48,771	3,858
Microchip Technology Inc.	56,638	3,748
Lam Research Corp.	34,338	3,641
* Citrix Systems Inc.	41,797	3,625
Skyworks Solutions Inc.	46,929	3,606
* ServiceNow Inc.	42,463	3,531
* Autodesk Inc.	46,684	3,390
KLA-Tencor Corp.	42,014	3,354

*	Palo Alto Networks Inc.	23,413	3,146
	Oracle Corp.	78,199	3,143
	Maxim Integrated Products Inc.	76,150	2,990
*,^ Twitter Inc.		150,752	2,787
*	Akamai Technologies Inc.	41,267	2,753
*	Workday Inc. Class A	31,384	2,646
*	F5 Networks Inc.	18,064	2,542
	CDK Global Inc.	41,862	2,415
	CDW Corp.	43,767	2,243
*	Gartner Inc.	21,532	2,214
*	Cadence Design Systems Inc.	80,542	2,117
*	SBA Communications Corp. Class A	21,373	2,115
*	Splunk Inc.	35,269	2,032
*	VeriSign Inc.	25,578	2,017
	Linear Technology Corp.	30,075	1,881
*	Ultimate Software Group Inc.	7,412	1,519
	Sabre Corp.	55,783	1,442
	CSRA Inc.	44,022	1,409
*	Tyler Technologies Inc.	8,895	1,324
	Cognex Corp.	21,852	1,305
*	NCR Corp.	33,433	1,296
*	CommScope Holding Co. Inc.	34,825	1,253
	SS&C Technologies Holdings Inc.	41,686	1,251
	Xilinx Inc.	21,914	1,183
*	Fortinet Inc.	39,268	1,182
*	Guidewire Software Inc.	19,661	1,095
*	Manhattan Associates Inc.	19,293	1,011
*	IAC/InterActiveCorp	14,876	1,002
*	Arista Networks Inc.	10,495	995
	Leidos Holdings Inc.	18,295	937
*	Teradata Corp.	34,384	923
	DST Systems Inc.	8,705	898
*	IPG Photonics Corp.	8,044	772
*	Nuance Communications Inc.	46,360	751
*	PTC Inc.	13,683	666
*	Tableau Software Inc. Class A	14,656	658
*	ANSYS Inc.	6,225	585
	Symantec Corp.	22,912	559
*	VMware Inc. Class A	6,811	553
*	Yelp Inc. Class A	14,429	537
*	VeriFone Systems Inc.	30,120	509
*	GoDaddy Inc. Class A	12,300	435
	Motorola Solutions Inc.	5,159	414
*	Groupon Inc. Class A	95,114	378
*	ARRIS International plc	11,537	331
*	Dell Technologies Inc. Class V	6,029	323
*	Cree Inc.	10,225	259
*	Inovalon Holdings Inc. Class A	15,960	245
*	Synopsys Inc.	3,842	232
*	Black Knight Financial Services Inc. Class A	5,869	217
*	Atlassian Corp. plc Class A	6,617	180
*	Qorvo Inc.	3,257	174
*,^ Match Group Inc.		7,444	134
*	ON Semiconductor Corp.	9,972	117
*	FireEye Inc.	8,531	110
*,^ Twilio Inc. Class A		2,438	83
*	CommerceHub Inc.	1,328	20

*	CommerceHub Inc. Class A			669	10
					720,712
Utilities (1.1%)
	Verizon Communications Inc.			550,793	27,484
*	T-Mobile US Inc.			47,459	2,573
*	Zayo Group Holdings Inc.			43,973	1,517
	Dominion Resources Inc.			10,394	762
	AT&T Inc.			2	—
					32,336
Total Common Stocks (Cost $2,403,640)					2,819,819
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
3,4 Vanguard Market Liquidity Fund		0.691%		141,555	14,157

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.312%	12/8/16	300	300
5	United States Treasury Bill	0.190-0.291%	12/22/16	200	200
5	United States Treasury Bill	0.255%	12/29/16	100	100
					600
Total Temporary Cash Investments (Cost $14,757)					14,757
Total Investments (100.1%) (Cost $2,418,397)					2,834,576
Other Assets and Liabilities-Net (-0.1%)4					(3,839)
Net Assets (100%)					2,830,737

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,568,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $9,013,000 of collateral received for securities on loan.
5 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Russell 1000 Growth Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,819,819	—	—
Temporary Cash Investments	14,157	600	—
Futures Contracts—Liabilities[1]	(22)	—	—
Total	2,833,954	600	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Russell 1000 Growth Index Fund

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	88	9,675	282

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $2,418,397,000. Net unrealized appreciation of investment securities for tax purposes was $416,179,000, consisting of unrealized gains of $471,876,000 on securities that had risen in value since their purchase and $55,697,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (13.4%)
	Jack in the Box Inc.	24,036	2,500
*	Tenneco Inc.	42,340	2,496
*	Buffalo Wild Wings Inc.	14,063	2,371
	Texas Roadhouse Inc. Class A	49,416	2,317
^	Cracker Barrel Old Country Store Inc.	14,220	2,314
*	Bright Horizons Family Solutions Inc.	31,592	2,174
	American Eagle Outfitters Inc.	119,793	1,984
	Cheesecake Factory Inc.	33,139	1,961
	Office Depot Inc.	398,663	1,941
*	Grand Canyon Education Inc.	32,833	1,875
	Dana Inc.	107,272	1,812
	Drew Industries Inc.	16,979	1,785
	Matthews International Corp. Class A	24,102	1,753
	Papa John's International Inc.	19,520	1,725
*	Helen of Troy Ltd.	20,157	1,715
*	Avon Products Inc.	316,868	1,702
	Big Lots Inc.	33,312	1,686
*	Steven Madden Ltd.	44,071	1,633
*,^ Cimpress NV		18,050	1,569
	Lithia Motors Inc. Class A	17,029	1,565
	Wolverine World Wide Inc.	69,403	1,564
	Sinclair Broadcast Group Inc. Class A	47,382	1,542
	Cooper Tire & Rubber Co.	39,736	1,522
	Bloomin' Brands Inc.	81,760	1,521
*	Five Below Inc.	38,481	1,515
	Meredith Corp.	26,931	1,496
	Churchill Downs Inc.	9,714	1,487
*	ILG Inc.	81,302	1,469
*	LifeLock Inc.	60,669	1,445
	Chico's FAS Inc.	93,915	1,438
*	Media General Inc.	78,030	1,433
	Children's Place Inc.	13,415	1,393
*	Sotheby's	35,470	1,385
*	Deckers Outdoor Corp.	23,217	1,381
*	Dorman Products Inc.	19,097	1,380
	Aaron's Inc.	47,352	1,379
*	IMAX Corp.	42,368	1,354
	Monro Muffler Brake Inc.	22,600	1,351
	DeVry Education Group Inc.	45,019	1,344
	PriceSmart Inc.	14,383	1,313
^	Nexstar Broadcasting Group Inc. Class A	21,407	1,277
*	Dave & Buster's Entertainment Inc.	27,205	1,275
*	Shutterfly Inc.	24,783	1,256
	Marriott Vacations Worldwide Corp.	16,119	1,251
*	TRI Pointe Group Inc.	106,750	1,240
*	Stamps.com Inc.	11,659	1,238
	New York Times Co. Class A	94,999	1,235
	Time Inc.	74,026	1,199
	Travelport Worldwide Ltd.	82,929	1,161

	DSW Inc. Class A	48,428	1,151
	DineEquity Inc.	13,372	1,118
*	Boyd Gaming Corp.	59,139	1,114
	Columbia Sportswear Co.	19,332	1,099
	Group 1 Automotive Inc.	14,968	1,087
*	Liberty Media Corp-Liberty Media	33,358	1,039
*	Cooper-Standard Holdings Inc.	10,659	1,016
*	Fossil Group Inc.	30,256	1,011
	Caleres Inc.	30,849	1,010
*,^ Restoration Hardware Holdings Inc.		27,664	997
*	Meritage Homes Corp.	27,545	993
*	Houghton Mifflin Harcourt Co.	89,248	986
	KB Home	59,929	949
	La-Z-Boy Inc.	35,314	945
*	Etsy Inc.	75,385	935
*	Genesco Inc.	14,775	934
*	Popeyes Louisiana Kitchen Inc.	15,555	931
*	Smith & Wesson Holding Corp.	39,364	918
	Sonic Corp.	33,842	883
	MDC Holdings Inc.	32,809	882
*	MSG Networks Inc.	42,796	875
*	2U Inc.	26,344	871
	Callaway Golf Co.	71,409	868
*	American Axle & Manufacturing Holdings Inc.	54,636	856
	Scholastic Corp.	19,358	854
	HSN Inc.	22,279	849
*	Asbury Automotive Group Inc.	14,416	847
*	G-III Apparel Group Ltd.	30,977	841
*	Liberty TripAdvisor Holdings Inc. Class A	52,126	837
*	Gentherm Inc.	26,194	834
*,^ Wayfair Inc.		22,712	828
^	SeaWorld Entertainment Inc.	48,288	816
	Gannett Co. Inc.	85,061	811
	Oxford Industries Inc.	10,897	792
*	Belmond Ltd. Class A	60,171	779
	Standard Motor Products Inc.	15,436	771
	Nutrisystem Inc.	20,976	771
*	American Woodmark Corp.	9,913	760
*	Select Comfort Corp.	33,375	755
*	Ascena Retail Group Inc.	124,016	749
*	Meritor Inc.	59,334	749
*	La Quinta Holdings Inc.	61,173	743
*	EW Scripps Co. Class A	42,842	733
*,^ GoPro Inc. Class A		72,744	726
*	Express Inc.	53,655	717
	Abercrombie & Fitch Co.	49,174	707
*	Penn National Gaming Inc.	53,105	705
	Capella Education Co.	8,052	703
	International Speedway Corp. Class A	18,838	693
^	Sturm Ruger & Co. Inc.	13,405	689
*	Universal Electronics Inc.	10,136	683
	Guess? Inc.	44,175	677
	National CineMedia Inc.	44,104	677
	Finish Line Inc. Class A	29,801	669
	Tailored Brands Inc.	35,405	664
*	Hibbett Sports Inc.	16,315	657
*	Denny's Corp.	54,266	656

*	Central Garden & Pet Co. Class A	23,432	641
	Bob Evans Farms Inc.	14,290	638
*,^ Shutterstock Inc.		13,544	637
	Viad Corp.	14,363	631
	Winnebago Industries Inc.	19,116	620
*	BJ's Restaurants Inc.	16,651	618
	Ethan Allen Interiors Inc.	17,713	611
	ClubCorp Holdings Inc.	46,381	603
*,^ Quotient Technology Inc.		46,006	589
*	Apollo Education Group Inc.	61,927	584
*,^ Carmike Cinemas Inc.		17,225	582
*	Cavco Industries Inc.	6,080	575
*	Liberty Media Corp-Liberty Media Class A	18,287	572
	Barnes & Noble Inc.	45,400	572
*	Strayer Education Inc.	7,577	555
*	Scientific Games Corp. Class A	37,476	553
*	Fiesta Restaurant Group Inc.	19,169	549
	Cato Corp. Class A	18,388	544
*	Gray Television Inc.	53,722	543
*	Pinnacle Entertainment Inc.	38,916	530
	AMC Entertainment Holdings Inc.	15,405	523
	Buckle Inc.	20,449	517
*	Red Robin Gourmet Burgers Inc.	9,781	503
	Red Rock Resorts Inc. Class A	21,455	492
^	World Wrestling Entertainment Inc. Class A	25,865	486
*	Career Education Corp.	47,665	476
*	Chegg Inc.	57,906	468
*	Tile Shop Holdings Inc.	23,113	463
*	HealthStream Inc.	18,411	461
	Superior Industries International Inc.	18,109	455
*	Francesca's Holdings Corp.	27,583	441
*	Ollie's Bargain Outlet Holdings Inc.	14,594	439
	Inter Parfums Inc.	12,631	435
	Rent-A-Center Inc.	37,386	432
	Liberty Media Corp-Liberty Braves Series C	21,706	431
*	Vitamin Shoppe Inc.	17,316	430
*	Taylor Morrison Home Corp. Class A	21,688	430
	New Media Investment Group Inc.	27,798	427
	Sonic Automotive Inc. Class A	19,850	420
	Movado Group Inc.	14,855	420
*,^ Shake Shack Inc. Class A		11,308	417
*	Caesars Acquisition Co. Class A	33,867	406
*	Isle of Capri Casinos Inc.	18,123	406
*	M/I Homes Inc.	17,029	398
	Blue Nile Inc.	9,865	398
*	Barnes & Noble Education Inc.	34,840	396
*	Fox Factory Holding Corp.	15,752	395
	Marcus Corp.	13,170	395
	Ruth's Hospitality Group Inc.	22,558	383
	Tower International Inc.	14,535	381
*	Nautilus Inc.	21,762	374
*	Crocs Inc.	52,656	369
*	Chuy's Holdings Inc.	11,670	366
*	WCI Communities Inc.	15,667	364
*	Regis Corp.	26,964	364
*,^ LGI Homes Inc.		11,100	362
*	K12 Inc.	23,949	352

	Wingstop Inc.	11,452	351
*	Biglari Holdings Inc.	739	347
*	MarineMax Inc.	17,968	338
*	William Lyon Homes Class A	16,897	335
*,^ Zoe's Kitchen Inc.		13,538	334
	National Presto Industries Inc.	3,498	333
*	Carrols Restaurant Group Inc.	24,430	332
*	XO Group Inc.	17,949	332
*,^ Lumber Liquidators Holdings Inc.		18,659	329
	Pier 1 Imports Inc.	57,913	324
*	Motorcar Parts of America Inc.	13,225	323
*	Zumiez Inc.	12,817	318
*	Party City Holdco Inc.	19,535	314
	Planet Fitness Inc. Class A	15,196	308
*	Horizon Global Corp.	13,283	306
	Libbey Inc.	15,969	305
*	Stoneridge Inc.	19,150	304
	Entravision Communications Corp. Class A	45,788	302
*	Beazer Homes USA Inc.	22,397	302
*,^ Caesars Entertainment Corp.		40,219	302
*,^ Eros International plc		21,402	301
*	Del Frisco's Restaurant Group Inc.	17,097	294
	Haverty Furniture Cos. Inc.	13,426	290
	Entercom Communications Corp. Class A	18,941	288
	Carriage Services Inc. Class A	10,596	288
*	FTD Cos. Inc.	12,529	286
*	Eldorado Resorts Inc.	20,433	281
	SiteOne Landscape Supply Inc.	8,173	274
*	Iconix Brand Group Inc.	30,419	273
*	Federal-Mogul Holdings Corp.	28,103	269
	Shoe Carnival Inc.	10,245	268
*	American Public Education Inc.	11,250	260
*	America's Car-Mart Inc.	5,688	259
*	Century Communities Inc.	12,486	259
	Fred's Inc. Class A	25,758	257
	Flexsteel Industries Inc.	4,683	257
*,^ Central Garden & Pet Co.		8,853	256
	Big 5 Sporting Goods Corp.	12,694	246
*	tronc Inc.	18,814	245
*	Del Taco Restaurants Inc.	16,661	242
*	Angie's List Inc.	28,101	241
*	Malibu Boats Inc. Class A	13,022	237
*	Potbelly Corp.	17,031	232
*,^ Duluth Holdings Inc.		6,908	231
*	Revlon Inc. Class A	8,280	230
*	TubeMogul Inc.	16,300	228
	MDC Partners Inc. Class A	36,700	228
	Hooker Furniture Corp.	8,299	227
*	Perry Ellis International Inc.	8,721	223
	Metaldyne Performance Group Inc.	10,876	220
	Bassett Furniture Industries Inc.	7,519	218
*,^ Weight Watchers International Inc.		20,209	213
*	Vera Bradley Inc.	14,647	211
*	Intrawest Resorts Holdings Inc.	11,713	205
*	1-800-Flowers.com Inc. Class A	18,790	198
*,^ Lands' End Inc.		10,774	191
*	Monarch Casino & Resort Inc.	7,601	189

*	Reading International Inc. Class A	11,947	188
*	Daily Journal Corp.	771	186
*	El Pollo Loco Holdings Inc.	14,532	183
	Winmark Corp.	1,586	182
*	Eastman Kodak Co.	11,893	180
	Citi Trends Inc.	10,335	179
	Speedway Motorsports Inc.	8,642	177
*,^ New Home Co. Inc.		15,319	177
	CSS Industries Inc.	6,289	171
*	Hovnanian Enterprises Inc. Class A	85,470	168
*,^ Conn's Inc.		14,743	166
*	Habit Restaurants Inc. Class A	9,807	165
*	Overstock.com Inc.	9,678	164
*	Sportsman's Warehouse Holdings Inc.	17,978	162
*	Boot Barn Holdings Inc.	9,850	155
*	Kirkland's Inc.	10,380	152
*	Tuesday Morning Corp.	32,776	152
*	Franklin Covey Co.	7,297	152
*,^ Central European Media Enterprises Ltd. Class A		56,906	151
	Johnson Outdoors Inc. Class A	3,545	148
*,^ Arctic Cat Inc.		9,707	148
*	Instructure Inc.	7,513	147
	Liberty Media Corp-Liberty Braves Series A	7,196	145
*,^ Sequential Brands Group Inc.		28,185	144
*	Nathan's Famous Inc.	2,246	139
*	Build-A-Bear Workshop Inc.	9,369	134
	Weyco Group Inc.	4,574	132
*	Bojangles' Inc.	7,339	131
^	Stage Stores Inc.	29,799	130
*	ZAGG Inc.	19,577	129
	Lifetime Brands Inc.	7,723	129
	Saga Communications Inc. Class A	2,697	129
*	Bridgepoint Education Inc.	12,418	126
*	West Marine Inc.	12,927	124
*	Ruby Tuesday Inc.	41,138	124
*	Rosetta Stone Inc.	14,461	117
	Stein Mart Inc.	22,956	114
	Collectors Universe Inc.	5,567	111
*	Century Casinos Inc.	16,037	111
*	Destination XL Group Inc.	26,743	110
	Superior Uniform Group Inc.	5,667	109
	Escalade Inc.	7,578	104
*	Delta Apparel Inc.	4,812	98
*,^ Sears Holdings Corp.		7,619	98
	Golden Entertainment Inc.	7,888	98
*	Lindblad Expeditions Holdings Inc.	9,965	95
*	Red Lion Hotels Corp.	10,796	95
	Strattec Security Corp.	2,421	94
*	J Alexander's Holdings Inc.	9,450	90
*	Jamba Inc.	8,817	87
*	Tilly's Inc. Class A	8,486	84
*	QuinStreet Inc.	25,533	81
*	Care.com Inc.	9,508	81
*	JAKKS Pacific Inc.	10,860	77
	At Home Group Inc.	5,886	76
	MCBC Holdings Inc.	5,323	72
*	Kona Grill Inc.	5,683	70

*	Container Store Group Inc.	12,089	70
*	Vince Holding Corp.	16,002	68
^	Unique Fabricating Inc.	4,464	64
*	Marchex Inc. Class B	23,684	62
	Liberty Tax Inc.	4,633	57
*	Luby's Inc.	13,176	56
*	Fogo De Chao Inc.	4,015	56
	Empire Resorts Inc.	2,515	55
*	Cambium Learning Group Inc.	10,316	51
*	Townsquare Media Inc. Class A	5,854	51
*	Radio One Inc.	16,719	48
*	Hemisphere Media Group Inc. Class A	4,006	47
	Marine Products Corp.	4,146	47
*	Gaia Inc. Class A	5,377	46
*	Sears Hometown and Outlet Stores Inc.	7,616	46
	Salem Media Group Inc. Class A	7,494	43
*,^ Cogint Inc.		10,288	34
*,^ Noodles & Co. Class A		7,403	31
			178,281
Consumer Staples (2.5%)
	Snyder's-Lance Inc.	57,917	2,158
	B&G Foods Inc.	47,949	2,052
	Lancaster Colony Corp.	13,639	1,848
*	United Natural Foods Inc.	35,713	1,677
	Fresh Del Monte Produce Inc.	23,663	1,467
	Vector Group Ltd.	66,609	1,422
	Dean Foods Co.	65,835	1,307
	J&J Snack Foods Corp.	10,758	1,306
	Core-Mark Holding Co. Inc.	32,856	1,200
	Sanderson Farms Inc.	14,361	1,158
*	Boston Beer Co. Inc. Class A	6,353	1,100
	WD-40 Co.	10,105	1,090
	SpartanNash Co.	26,646	965
^	Cal-Maine Foods Inc.	22,384	911
*	SUPERVALU Inc.	191,920	891
	Universal Corp.	15,901	875
	Andersons Inc.	19,485	767
*	Seaboard Corp.	186	761
	GNC Holdings Inc. Class A	49,494	715
	Calavo Growers Inc.	11,127	600
*	Performance Food Group Co.	27,023	570
	Coca-Cola Bottling Co. Consolidated	3,413	552
*	Diplomat Pharmacy Inc.	32,942	466
^	Tootsie Roll Industries Inc.	12,249	462
	Ingles Markets Inc. Class A	10,068	462
*	USANA Health Sciences Inc.	7,412	452
^	National Beverage Corp.	8,338	421
	MGP Ingredients Inc.	8,897	421
	AdvancePierre Foods Holdings Inc.	15,351	416
	John B Sanfilippo & Son Inc.	6,180	394
	Weis Markets Inc.	6,955	387
*	Omega Protein Corp.	15,863	380
^	PetMed Express Inc.	14,231	311
	Medifast Inc.	7,506	293
*	Smart & Final Stores Inc.	16,260	220
*	Farmer Brothers Co.	5,855	204
*,^ Amplify Snack Brands Inc.		21,285	202

*	Nutraceutical International Corp.	6,105	197
*	Primo Water Corp.	15,291	197
	Village Super Market Inc. Class A	5,316	184
*	Chefs' Warehouse Inc.	14,130	183
*	Seneca Foods Corp. Class A	4,721	178
^	Orchids Paper Products Co.	6,294	157
^	Limoneira Co.	8,571	154
*,^ Freshpet Inc.		16,376	151
*	Craft Brew Alliance Inc.	9,184	140
^	Natural Health Trends Corp.	5,165	131
*	Inventure Foods Inc.	13,819	125
	Nature's Sunshine Products Inc.	6,077	92
*	Alliance One International Inc.	5,649	84
*	Lifevantage Corp.	9,298	75
*	Natural Grocers by Vitamin Cottage Inc.	6,906	73
*	Synutra International Inc.	14,093	73
	Alico Inc.	2,427	66
	Turning Point Brands Inc.	4,029	58
*	Lifeway Foods Inc.	3,703	43
			33,244
Energy (3.4%)
*	RSP Permian Inc.	72,559	3,240
*	PDC Energy Inc.	40,269	2,998
*	Oasis Petroleum Inc.	167,818	2,512
	Western Refining Inc.	58,072	2,083
*	Callon Petroleum Co.	104,342	1,841
	SemGroup Corp. Class A	47,609	1,716
*	Carrizo Oil & Gas Inc.	40,130	1,699
*	Matador Resources Co.	62,536	1,666
*	NOW Inc.	77,123	1,661
	Golar LNG Ltd.	63,981	1,561
*	Oil States International Inc.	39,716	1,424
*	Synergy Resources Corp.	133,749	1,269
*	McDermott International Inc.	174,014	1,197
*	Forum Energy Technologies Inc.	44,989	979
*	Denbury Resources Inc.	253,157	957
	Delek US Holdings Inc.	46,246	930
*	Unit Corp.	36,529	888
*	Helix Energy Solutions Group Inc.	81,337	850
*	TerraForm Power Inc. Class A	62,990	796
*,^ Seadrill Ltd.		269,843	753
	Archrock Inc.	52,870	711
	Green Plains Inc.	25,884	701
*	SEACOR Holdings Inc.	11,281	699
*,^ Fairmount Santrol Holdings Inc.		55,436	534
*	Flotek Industries Inc.	39,065	526
*	SunCoke Energy Inc.	46,027	526
*,^ Clayton Williams Energy Inc.		4,242	478
*	Exterran Corp.	22,912	461
*	Newpark Resources Inc.	60,024	441
^	Atwood Oceanics Inc.	43,837	415
*	Cobalt International Energy Inc.	296,295	400
*	Matrix Service Co.	19,160	399
^	California Resources Corp.	22,677	395
*	REX American Resources Corp.	3,933	384
*	TETRA Technologies Inc.	64,847	352
*,^ Sanchez Energy Corp.		39,966	336

*	Ring Energy Inc.	25,419	325
*	Par Pacific Holdings Inc.	21,706	321
*	Westmoreland Coal Co.	15,991	277
*,^ Bill Barrett Corp.		35,086	274
	Panhandle Oil and Gas Inc. Class A	10,677	262
*	Renewable Energy Group Inc.	26,682	260
*	Natural Gas Services Group Inc.	9,032	257
*	Tesco Corp.	32,829	254
	TerraForm Global Inc. Class A	65,167	248
*	Pioneer Energy Services Corp.	46,330	232
*,^ Sunrun Inc.		44,820	229
*	Abraxas Petroleum Corp.	108,698	228
^	CVR Energy Inc.	13,606	228
*	Clean Energy Fuels Corp.	62,043	226
	Alon USA Energy Inc.	22,291	208
*	Geospace Technologies Corp.	9,531	202
*,^ EP Energy Corp. Class A		36,718	195
*	Jones Energy Inc. Class A	41,670	192
*	Green Brick Partners Inc.	20,876	191
*	Parker Drilling Co.	85,703	184
*	Pacific Ethanol Inc.	20,658	178
*	Trecora Resources	13,862	167
*	Era Group Inc.	14,097	165
*	Contango Oil & Gas Co.	15,975	158
*	RigNet Inc.	8,674	150
	Evolution Petroleum Corp.	17,442	147
*	Eclipse Resources Corp.	39,803	117
*	Hornbeck Offshore Services Inc.	22,547	115
*,^ CARBO Ceramics Inc.		13,990	115
*	EnerNOC Inc.	19,415	115
*	Independence Contract Drilling Inc.	20,283	114
*	Dawson Geophysical Co.	13,663	107
*	EXCO Resources Inc.	101,302	104
*	TPI Composites Inc.	6,489	98
*	Ameresco Inc. Class A	14,966	89
*	Willbros Group Inc.	29,269	76
*,^ TerraVia Holdings Inc.		56,011	76
*,^ Northern Oil and Gas Inc.		31,635	71
*	Isramco Inc.	516	61
	Adams Resources & Energy Inc.	1,507	60
*,^ Vivint Solar Inc.		16,364	47
^	FuelCell Energy Inc.	20,225	46
*,^ W&T Offshore Inc.		22,496	38
*	Earthstone Energy Inc.	1,395	20
*	Erin Energy Corp.	9,131	18
*	Global Geophysical Services Inc.	127	—
			46,023
Financial Services (27.4%)
	Webster Financial Corp.	68,256	3,386
	Prosperity Bancshares Inc.	50,361	3,330
	Bank of the Ozarks Inc.	65,823	3,194
	Investors Bancorp Inc.	213,738	2,894
	Umpqua Holdings Corp.	160,406	2,850
	Gramercy Property Trust	312,278	2,729
	New Residential Investment Corp.	176,572	2,728
	PrivateBancorp Inc.	57,954	2,711
	Fair Isaac Corp.	22,976	2,612

Medical Properties Trust Inc.	215,024	2,563
* Texas Capital Bancshares Inc.	34,953	2,543
IBERIABANK Corp.	30,284	2,509
UMB Financial Corp.	32,386	2,462
Chemical Financial Corp.	47,452	2,462
Wintrust Financial Corp.	37,343	2,459
Healthcare Realty Trust Inc.	82,940	2,437
Primerica Inc.	34,290	2,424
Hudson Pacific Properties Inc.	69,286	2,416
Hancock Holding Co.	57,970	2,409
FNB Corp.	156,850	2,397
MB Financial Inc.	55,246	2,391
Home BancShares Inc.	89,796	2,323
CNO Financial Group Inc.	128,819	2,306
* Stifel Financial Corp.	46,139	2,300
Sunstone Hotel Investors Inc.	156,579	2,277
First Industrial Realty Trust Inc.	85,608	2,264
DuPont Fabros Technology Inc.	55,486	2,256
Radian Group Inc.	154,831	2,254
* MGIC Investment Corp.	245,521	2,227
^ United Bankshares Inc.	47,778	2,205
Fulton Financial Corp.	123,090	2,185
LaSalle Hotel Properties	76,788	2,155
Education Realty Trust Inc.	52,910	2,148
Washington Federal Inc.	66,028	2,143
Sterling Bancorp	93,713	2,132
Valley National Bancorp	180,069	2,042
Pinnacle Financial Partners Inc.	31,539	2,034
Cousins Properties Inc.	253,506	2,005
^ First Financial Bankshares Inc.	46,499	2,002
RLJ Lodging Trust	87,768	2,000
Cathay General Bancorp	56,433	1,981
First Citizens BancShares Inc. Class A	5,492	1,957
National Health Investors Inc.	27,019	1,912
Ryman Hospitality Properties Inc.	32,401	1,908
Acadia Realty Trust	57,572	1,903
Hope Bancorp Inc.	95,055	1,892
Evercore Partners Inc. Class A	28,064	1,892
Glacier Bancorp Inc.	54,577	1,872
BancorpSouth Inc.	65,073	1,858
Mack-Cali Realty Corp.	66,908	1,810
GEO Group Inc.	53,582	1,782
Physicians Realty Trust	97,673	1,770
Urban Edge Properties	65,324	1,770
Community Bank System Inc.	30,815	1,747
Great Western Bancorp Inc.	43,250	1,730
CoreSite Realty Corp.	24,431	1,723
Selective Insurance Group Inc.	41,551	1,708
Lexington Realty Trust	164,906	1,703
Colony Capital Inc. Class A	80,976	1,661
Columbia Banking System Inc.	41,586	1,656
RLI Corp.	27,464	1,649
Trustmark Corp.	48,882	1,648
Old National Bancorp	96,385	1,643
* Essent Group Ltd.	53,639	1,637
Washington REIT	52,576	1,633
* Cardtronics plc Class A	32,997	1,632

QTS Realty Trust Inc. Class A	34,867	1,632
* Enstar Group Ltd.	8,267	1,626
Retail Opportunity Investments Corp.	78,324	1,617
PS Business Parks Inc.	14,262	1,593
FirstCash Inc.	34,241	1,572
EastGroup Properties Inc.	22,945	1,567
International Bancshares Corp.	39,941	1,555
* Genworth Financial Inc. Class A	362,250	1,550
DiamondRock Hospitality Co.	144,708	1,532
BGC Partners Inc. Class A	156,454	1,529
Hilltop Holdings Inc.	53,754	1,510
CVB Financial Corp.	72,020	1,496
Pebblebrook Hotel Trust	51,553	1,483
Alexander & Baldwin Inc.	33,451	1,474
Colony Starwood Homes	47,623	1,455
Capitol Federal Financial Inc.	91,424	1,455
EverBank Financial Corp.	75,233	1,452
CBL & Associates Properties Inc.	121,623	1,442
South State Corp.	16,887	1,435
Kite Realty Group Trust	59,385	1,428
* Blackhawk Network Holdings Inc.	39,524	1,423
Janus Capital Group Inc.	103,669	1,400
First Midwest Bancorp Inc.	57,279	1,391
United Community Banks Inc.	50,158	1,363
Financial Engines Inc.	38,518	1,342
* LendingClub Corp.	237,063	1,342
Washington Prime Group Inc.	133,854	1,341
* HRG Group Inc.	85,174	1,325
Argo Group International Holdings Ltd.	20,722	1,315
LegacyTexas Financial Group Inc.	33,321	1,308
Xenia Hotels & Resorts Inc.	74,485	1,303
Monogram Residential Trust Inc.	123,500	1,300
Towne Bank	40,202	1,297
* Eagle Bancorp Inc.	21,911	1,287
* American Equity Investment Life Holding Co.	61,664	1,278
Simmons First National Corp. Class A	20,987	1,269
Kennedy-Wilson Holdings Inc.	59,201	1,264
LTC Properties Inc.	27,584	1,254
Northwest Bancshares Inc.	68,838	1,251
Invesco Mortgage Capital Inc.	82,745	1,233
Kemper Corp.	29,669	1,215
Independent Bank Corp.	18,630	1,213
Renasant Corp.	29,177	1,210
ServisFirst Bancshares Inc.	16,413	1,208
Potlatch Corp.	29,218	1,200
* PRA Group Inc.	33,221	1,194
Provident Financial Services Inc.	43,980	1,185
First Financial Bancorp	44,026	1,180
Yadkin Financial Corp.	35,784	1,172
Horace Mann Educators Corp.	29,095	1,168
NBT Bancorp Inc.	30,166	1,166
STAG Industrial Inc.	49,369	1,166
New York REIT Inc.	118,691	1,144
WesBanco Inc.	28,611	1,141
American Assets Trust Inc.	28,109	1,126
Astoria Financial Corp.	68,617	1,122
Waddell & Reed Financial Inc. Class A	57,308	1,119

	Banner Corp.	21,377	1,114
	Select Income REIT	45,537	1,113
^	Westamerica Bancorporation	17,785	1,103
	Ameris Bancorp	24,487	1,098
	Park National Corp.	9,519	1,062
	Union Bankshares Corp.	31,278	1,057
	Rexford Industrial Realty Inc.	46,771	1,033
	Sabra Health Care REIT Inc.	46,491	1,029
	Pennsylvania REIT	53,290	1,022
	Kearny Financial Corp.	67,254	1,019
	Chesapeake Lodging Trust	42,882	1,017
*,^ BofI Holding Inc.		42,845	1,012
	First Merchants Corp.	28,989	995
*	MBIA Inc.	95,026	987
	Ramco-Gershenson Properties Trust	56,239	954
	Government Properties Income Trust	50,362	946
*	FCB Financial Holdings Inc. Class A	21,271	941
	Franklin Street Properties Corp.	74,769	939
	Global Net Lease Inc.	123,009	935
^	WisdomTree Investments Inc.	83,001	918
	Tompkins Financial Corp.	10,363	894
	Apollo Commercial Real Estate Finance Inc.	51,953	892
	CYS Investments Inc.	110,523	889
	Summit Hotel Properties Inc.	62,422	888
	Terreno Realty Corp.	32,475	884
	Boston Private Financial Holdings Inc.	58,744	881
	BNC Bancorp	29,086	878
	WSFS Financial Corp.	20,500	874
	AMERISAFE Inc.	13,669	869
	Beneficial Bancorp Inc.	49,839	867
	S&T Bancorp Inc.	24,378	863
	Navigators Group Inc.	8,011	844
	Employers Holdings Inc.	23,784	841
	Redwood Trust Inc.	55,067	838
	Four Corners Property Trust Inc.	43,199	829
	EVERTEC Inc.	45,271	826
*	Piper Jaffray Cos.	11,059	807
	PennyMac Mortgage Investment Trust	49,301	803
	First Commonwealth Financial Corp.	63,130	797
*	Ambac Financial Group Inc.	32,233	790
	National General Holdings Corp.	34,585	781
	Stewart Information Services Corp.	16,427	779
^	Seritage Growth Properties Class A	15,829	754
	Berkshire Hills Bancorp Inc.	22,136	752
*	St. Joe Co.	36,116	751
	CenterState Banks Inc.	33,410	749
*	Green Dot Corp. Class A	30,887	745
	HFF Inc. Class A	25,577	742
	Nelnet Inc. Class A	14,597	736
	Agree Realty Corp.	16,399	736
	Brookline Bancorp Inc.	49,372	736
	Lakeland Financial Corp.	17,262	728
	Safety Insurance Group Inc.	10,333	727
	Hanmi Financial Corp.	23,540	723
	Capstead Mortgage Corp.	69,285	716
	Cardinal Financial Corp.	22,394	716
	FelCor Lodging Trust Inc.	98,628	716

United Fire Group Inc.	15,530	705
Alexander's Inc.	1,603	686
Southside Bancshares Inc.	17,695	681
Heartland Financial USA Inc.	15,775	676
Infinity Property & Casualty Corp.	7,706	665
RE/MAX Holdings Inc. Class A	13,421	658
Maiden Holdings Ltd.	42,528	655
Banco Latinoamericano de Comercio Exterior SA	22,667	646
City Holding Co.	10,412	640
Central Pacific Financial Corp.	21,505	635
Monmouth Real Estate Investment Corp.	44,946	631
Stock Yards Bancorp Inc.	15,265	629
Capital Bank Financial Corp.	17,544	628
* Pacific Premier Bancorp Inc.	19,527	626
State Bank Financial Corp.	24,975	617
Meridian Bancorp Inc.	34,562	613
United Financial Bancorp Inc.	36,231	612
First Busey Corp.	22,205	609
Sandy Spring Bancorp Inc.	16,660	606
Hersha Hospitality Trust Class A	29,944	604
* FNFV Group	47,038	602
* Parkway Inc.	30,463	597
* iStar Inc.	48,716	595
ARMOUR Residential REIT Inc.	26,561	591
Hannon Armstrong Sustainable Infrastructure Capital Inc.	29,429	585
CareTrust REIT Inc.	41,148	582
* Walker & Dunlop Inc.	19,648	577
Cohen & Steers Inc.	16,049	571
^ Banc of California Inc.	37,442	565
Universal Insurance Holdings Inc.	23,407	562
* Customers Bancorp Inc.	18,389	561
Northfield Bancorp Inc.	30,107	558
* MTGE Investment Corp.	33,372	557
Cass Information Systems Inc.	7,931	555
* Third Point Reinsurance Ltd.	46,841	555
New Senior Investment Group Inc.	54,690	555
Tier REIT Inc.	34,450	554
Greenhill & Co. Inc.	19,925	552
Investors Real Estate Trust	86,963	547
* First BanCorp	92,302	546
Washington Trust Bancorp Inc.	10,704	545
FBL Financial Group Inc. Class A	7,057	540
Meta Financial Group Inc.	5,884	535
Universal Health Realty Income Trust	9,016	535
First Interstate BancSystem Inc. Class A	14,156	534
New York Mortgage Trust Inc.	79,551	531
TrustCo Bank Corp. NY	65,137	531
Enterprise Financial Services Corp.	13,780	529
* KCG Holdings Inc. Class A	37,318	528
National Storage Affiliates Trust	25,429	523
* HomeStreet Inc.	18,003	523
Flushing Financial Corp.	19,897	521
Chatham Lodging Trust	26,958	517
Univest Corp. of Pennsylvania	17,861	510
MainSource Financial Group Inc.	16,415	502
Oritani Financial Corp.	27,633	488
InfraREIT Inc.	28,369	486

	German American Bancorp Inc.	10,213	485
	Lakeland Bancorp Inc.	27,549	483
	Independent Bank Group Inc.	8,030	483
	Heritage Financial Corp.	21,226	481
	Virtus Investment Partners Inc.	4,145	480
*	Greenlight Capital Re Ltd. Class A	21,093	480
	ConnectOne Bancorp Inc.	20,335	478
*,^ LendingTree Inc.		4,515	473
*	Encore Capital Group Inc.	17,223	473
	Urstadt Biddle Properties Inc. Class A	20,859	472
	OM Asset Management plc	31,670	466
	Community Trust Bancorp Inc.	11,018	466
	National Bank Holdings Corp. Class A	17,091	465
	NorthStar Realty Europe Corp.	42,988	461
	BancFirst Corp.	5,595	459
	TriCo Bancshares	14,598	456
	Getty Realty Corp.	18,899	454
	Diamond Hill Investment Group Inc.	2,149	449
	Altisource Residential Corp.	38,029	448
	Saul Centers Inc.	6,930	440
*	INTL. FCStone Inc.	10,673	439
	Investment Technology Group Inc.	23,504	438
	Easterly Government Properties Inc.	22,582	438
	1st Source Corp.	11,089	436
	Bryn Mawr Bank Corp.	11,773	433
*	Seacoast Banking Corp. of Florida	20,963	431
*	EZCORP Inc. Class A	36,723	428
	National Western Life Group Inc. Class A	1,624	425
	Dime Community Bancshares Inc.	22,632	423
*	Flagstar Bancorp Inc.	15,018	423
	Camden National Corp.	10,807	421
	Silver Bay Realty Trust Corp.	23,609	412
^	PJT Partners Inc.	14,005	412
	OFG Bancorp	30,550	412
	First Potomac Realty Trust	41,286	406
	Westwood Holdings Group Inc.	6,805	404
	James River Group Holdings Ltd.	10,262	400
	CoBiz Financial Inc.	26,409	400
	Ladder Capital Corp.	27,833	399
	Bridge Bancorp Inc.	11,827	398
	Ashford Hospitality Trust Inc.	55,929	393
*,^ Nationstar Mortgage Holdings Inc.		23,093	392
	Moelis & Co. Class A	13,377	391
	First of Long Island Corp.	15,117	387
	Preferred Bank	8,579	387
	Cedar Realty Trust Inc.	59,844	386
	Great Southern Bancorp Inc.	7,574	376
	Mercantile Bank Corp.	11,356	373
*	Ocwen Financial Corp.	72,233	371
	Fidelity Southern Corp.	16,437	367
	AG Mortgage Investment Trust Inc.	20,613	363
	Anworth Mortgage Asset Corp.	68,862	358
	Park Sterling Corp.	36,411	354
	First Bancorp	14,139	353
	OceanFirst Financial Corp.	14,558	345
	Suffolk Bancorp	8,135	339
	Armada Hoffler Properties Inc.	24,099	339

	Independence Realty Trust Inc.	39,316	336
	Stonegate Bank	8,612	336
	First Financial Corp.	7,322	335
*	Marcus & Millichap Inc.	12,141	333
	Peoples Bancorp Inc.	11,380	332
	Federal Agricultural Mortgage Corp.	6,104	330
	Waterstone Financial Inc.	18,316	328
	Arlington Asset Investment Corp. Class A	20,086	326
*	Forestar Group Inc.	24,307	326
	QCR Holdings Inc.	8,509	325
*	CU Bancorp	11,602	324
	Western Asset Mortgage Capital Corp.	29,883	319
	Horizon Bancorp	13,996	319
*	TriState Capital Holdings Inc.	15,545	317
	First Community Bancshares Inc.	11,225	317
*,^ Citizens Inc. Class A		33,696	311
	Arrow Financial Corp.	8,154	309
	Opus Bank	12,111	306
	Blue Hills Bancorp Inc.	17,497	304
	Financial Institutions Inc.	9,833	301
	Peapack Gladstone Financial Corp.	11,254	301
	CatchMark Timber Trust Inc. Class A	27,485	301
*	NMI Holdings Inc. Class A	34,808	299
	Pacific Continental Corp.	14,990	298
	Gladstone Commercial Corp.	16,132	297
	State National Cos. Inc.	21,861	294
	First Defiance Financial Corp.	6,299	292
	State Auto Financial Corp.	11,097	286
	Southwest Bancorp Inc.	12,823	280
	CorEnergy Infrastructure Trust Inc.	8,545	280
*	HomeTrust Bancshares Inc.	11,796	280
	Bank of Marin Bancorp	4,367	277
	Independent Bank Corp.	14,507	274
	Heritage Insurance Holdings Inc.	18,957	274
	United Community Financial Corp.	32,954	270
*	First Foundation Inc.	9,441	265
*	Cowen Group Inc. Class A	72,435	264
*	Tejon Ranch Co.	10,042	264
	Bank Mutual Corp.	29,141	261
	Republic Bancorp Inc. Class A	7,007	259
	Ares Commercial Real Estate Corp.	19,161	259
	Virtu Financial Inc. Class A	18,489	256
	Clifton Bancorp Inc.	15,630	255
	Whitestone REIT	19,032	255
	West Bancorporation Inc.	11,463	255
	NexPoint Residential Trust Inc.	12,917	253
	Houlihan Lokey Inc.	8,813	251
*	Franklin Financial Network Inc.	6,646	251
*	World Acceptance Corp.	4,407	248
*	WMIH Corp.	145,472	247
*	Bancorp Inc.	35,724	247
	Enterprise Bancorp Inc.	7,815	247
*	Allegiance Bancshares Inc.	8,046	246
^	Live Oak Bancshares Inc.	14,146	245
*	Nicolet Bankshares Inc.	5,447	241
*	MoneyGram International Inc.	21,914	239
*	Triumph Bancorp Inc.	11,155	239

	One Liberty Properties Inc.	9,749	239
	CNB Financial Corp.	10,156	236
	Heritage Commerce Corp.	18,725	232
	Guaranty Bancorp	10,813	230
*	Green Bancorp Inc.	18,297	229
	UMH Properties Inc.	17,370	228
*	Global Indemnity Ltd.	6,092	228
*	Enova International Inc.	19,536	228
*	PICO Holdings Inc.	15,727	225
	OneBeacon Insurance Group Ltd. Class A	14,601	224
	Dynex Capital Inc.	32,386	224
*	Altisource Portfolio Solutions SA	8,215	221
	Preferred Apartment Communities Inc. Class A	16,158	220
	First Connecticut Bancorp Inc.	10,163	220
	People's Utah Bancorp	9,389	217
	Peoples Financial Services Corp.	4,905	216
	Farmers National Banc Corp.	18,023	214
	First Bancorp Inc.	7,356	213
	Ashford Hospitality Prime Inc.	16,567	212
	RMR Group Inc. Class A	5,095	211
^	HCI Group Inc.	6,377	206
*	Atlantic Capital Bancshares Inc.	12,534	202
	Merchants Bancshares Inc.	4,070	201
	Fidelity & Guaranty Life	8,490	200
*	National Commerce Corp.	6,124	200
	RAIT Financial Trust	65,187	200
	Citizens & Northern Corp.	8,374	200
	MidWestOne Financial Group Inc.	5,915	198
	Sierra Bancorp	8,652	198
*	HarborOne Bancorp Inc.	10,441	196
	Carolina Financial Corp.	7,344	195
	Community Healthcare Trust Inc.	8,836	192
	Farmers Capital Bank Corp.	5,350	192
	Ames National Corp.	6,381	192
	City Office REIT Inc.	15,270	191
	Bar Harbor Bankshares	4,324	191
*	Regional Management Corp.	7,516	185
	Resource Capital Corp.	21,892	185
	Old Second Bancorp Inc.	20,055	185
	American National Bankshares Inc.	5,894	184
^	Orchid Island Capital Inc.	17,117	183
	Macatawa Bank Corp.	19,395	183
	National Bankshares Inc.	4,998	180
	Sun Bancorp Inc.	7,752	178
	Heritage Oaks Bancorp	17,689	176
	Territorial Bancorp Inc.	5,584	176
	Bluerock Residential Growth REIT Inc. Class A	13,868	175
	GAIN Capital Holdings Inc.	27,259	175
	Baldwin & Lyons Inc.	6,565	174
*	Safeguard Scientifics Inc.	14,792	174
*	Stratus Properties Inc.	5,819	173
*	AV Homes Inc.	10,867	172
*	Ladenburg Thalmann Financial Services Inc.	71,158	172
*,^ Trupanion Inc.		10,338	172
	First Mid-Illinois Bancshares Inc.	5,637	172
	United Insurance Holdings Corp.	12,519	170
*	FRP Holdings Inc.	4,448	169

*	Cascade Bancorp	23,115	168
*	PennyMac Financial Services Inc. Class A	9,468	165
	WashingtonFirst Bankshares Inc.	5,970	163
*	Real Industry Inc.	27,909	163
^	Access National Corp.	5,958	163
	Consolidated-Tomoka Land Co.	3,031	162
	EMC Insurance Group Inc.	5,813	161
	Hingham Institution for Savings	950	159
	Federated National Holding Co.	9,113	158
*	On Deck Capital Inc.	34,383	158
	BankFinancial Corp.	11,090	156
	Penns Woods Bancorp Inc.	3,268	155
*,^ Trinity Place Holdings Inc.		15,426	154
*	BSB Bancorp Inc.	5,679	151
	Capital City Bank Group Inc.	8,020	151
	Summit Financial Group Inc.	6,144	150
	Western New England Bancorp Inc.	17,855	150
*	NewStar Financial Inc.	17,483	148
	Charter Financial Corp.	10,253	147
	Home Bancorp Inc.	4,287	144
	Codorus Valley Bancorp Inc.	5,995	144
*,^ Wins Finance Holdings Inc.		940	143
*	Xenith Bankshares Inc.	55,893	140
	Northrim BanCorp Inc.	4,970	140
	Great Ajax Corp.	10,756	139
	ACNB Corp.	4,430	138
*	Republic First Bancorp Inc.	25,378	136
	LCNB Corp.	6,557	136
	Kinsale Capital Group Inc.	4,741	135
	Old Line Bancshares Inc.	6,167	135
*	Atlas Financial Holdings Inc.	7,849	133
	Investors Title Co.	1,067	132
	Bear State Financial Inc.	13,247	131
	Shore Bancshares Inc.	9,294	130
	Owens Realty Mortgage Inc.	7,079	129
	Lake Sunapee Bank Group	5,898	129
	Premier Financial Bancorp Inc.	6,987	128
*	Planet Payment Inc.	31,663	127
*	eHealth Inc.	12,470	127
	Southern Missouri Bancorp Inc.	4,345	126
	MBT Financial Corp.	13,148	126
^	Union Bankshares Inc.	2,846	125
	Southern National Bancorp of Virginia Inc.	8,383	125
	Bankwell Financial Group Inc.	4,267	124
*	Veritex Holdings Inc.	6,200	123
	First Business Financial Services Inc.	5,606	123
*	Southern First Bancshares Inc.	3,973	122
*	First Northwest Bancorp	8,216	121
	Oppenheimer Holdings Inc. Class A	6,807	120
	Century Bancorp Inc. Class A	2,203	120
*	Equity Bancshares Inc. Class A	3,808	119
	Crawford & Co. Class B	9,003	119
	B. Riley Financial Inc.	7,081	118
	Orrstown Financial Services Inc.	5,305	118
	SI Financial Group Inc.	8,339	117
	First Financial Northwest Inc.	6,854	116
	MutualFirst Financial Inc.	3,894	116

	Middleburg Financial Corp.	3,289	114
	First Internet Bancorp	3,900	113
	Associated Capital Group Inc. Class A	3,326	113
*	Impac Mortgage Holdings Inc.	7,269	112
*	Hallmark Financial Services Inc.	10,256	109
	Central Valley Community Bancorp	6,622	109
	C&F Financial Corp.	2,397	108
*	First Community Financial Partners Inc.	9,808	107
	Tiptree Financial Inc. Class A	16,315	105
	Donegal Group Inc. Class A	6,346	102
	Pzena Investment Management Inc. Class A	9,935	98
	Provident Financial Holdings Inc.	4,966	98
	Independence Holding Co.	4,885	97
	GAMCO Investors Inc. Class A	3,159	97
	ESSA Bancorp Inc.	6,242	92
	Farmland Partners Inc.	7,878	88
	Blue Capital Reinsurance Holdings Ltd.	4,597	83
	Midland States Bancorp Inc.	2,483	81
	Calamos Asset Management Inc. Class A	11,655	80
	Global Medical REIT Inc.	10,362	76
*	First NBC Bank Holding Co.	10,648	75
	Manning & Napier Inc.	10,120	75
	County Bancorp Inc.	3,262	74
^	Chemung Financial Corp.	2,323	73
*	Walter Investment Management Corp.	12,626	72
	Hennessy Advisors Inc.	1,949	66
	Silvercrest Asset Management Group Inc. Class A	4,761	64
*	Pacific Mercantile Bancorp	10,376	63
*	Provident Bancorp Inc.	3,376	62
*	UCP Inc.	5,471	60
	CPI Card Group Inc.	14,261	53
	FBR & Co.	4,226	49
*	BBX Capital Corp.	2,161	47
	Greene County Bancorp Inc.	2,033	44
	Medley Management Inc. Class A	4,305	42
	California First National Bancorp	1,878	29
	Fifth Street Asset Management Inc.	4,121	26
*	Paragon Commercial Corp.	621	25
	Value Line Inc.	806	18
	Griffin Industrial Realty Inc.	480	15
			365,353
Health Care (12.4%)
*	Exelixis Inc.	163,506	2,767
	HealthSouth Corp.	65,414	2,726
*,^ TESARO Inc.		19,988	2,712
*	NuVasive Inc.	37,590	2,440
*	Horizon Pharma plc	116,104	2,299
*	PAREXEL International Corp.	37,773	2,229
	Cantel Medical Corp.	27,284	2,226
*	Medidata Solutions Inc.	39,453	2,179
*	Team Health Holdings Inc.	48,835	2,078
*	Ultragenyx Pharmaceutical Inc.	26,007	2,036
*	Masimo Corp.	30,618	1,894
*	Integra LifeSciences Holdings Corp.	22,858	1,847
	Chemed Corp.	12,247	1,824
*	Prestige Brands Holdings Inc.	38,189	1,817
*	ARIAD Pharmaceuticals Inc.	127,330	1,716

*	Catalent Inc.	71,657	1,715
*	Wright Medical Group NV	74,180	1,709
*	Medicines Co.	48,489	1,702
*	Neogen Corp.	26,200	1,658
*	Molina Healthcare Inc.	31,049	1,641
*	Bluebird Bio Inc.	26,698	1,611
	Owens & Minor Inc.	47,084	1,597
*	ICU Medical Inc.	10,545	1,584
*	Prothena Corp. plc	25,047	1,478
*	INC Research Holdings Inc. Class A	29,703	1,470
*	Haemonetics Corp.	36,708	1,455
*	Ironwood Pharmaceuticals Inc. Class A	93,081	1,453
*,^ Kite Pharma Inc.		28,179	1,435
*	WebMD Health Corp.	26,834	1,431
*	Ligand Pharmaceuticals Inc.	13,705	1,431
*	Insulet Corp.	41,505	1,397
*	HealthEquity Inc.	31,040	1,382
*	Nevro Corp.	17,313	1,316
*	Magellan Health Inc.	17,834	1,298
*	Nektar Therapeutics Class A	102,394	1,258
*	Halyard Health Inc.	33,692	1,252
*,^ Sarepta Therapeutics Inc.		36,103	1,237
*	Radius Health Inc.	22,718	1,209
*	Cambrex Corp.	22,962	1,150
*	Penumbra Inc.	18,311	1,133
*	AMN Healthcare Services Inc.	33,987	1,132
*	NxStage Medical Inc.	45,763	1,131
*	Zeltiq Aesthetics Inc.	25,544	1,124
*	Exact Sciences Corp.	76,065	1,123
*	Five Prime Therapeutics Inc.	19,389	1,115
*	HMS Holdings Corp.	60,524	1,109
*	Sage Therapeutics Inc.	21,752	1,090
*	Globus Medical Inc.	50,364	1,090
*	Array BioPharma Inc.	120,585	976
*	Natus Medical Inc.	23,507	937
*	PRA Health Sciences Inc.	17,419	936
*	Select Medical Holdings Corp.	76,621	931
*	Halozyme Therapeutics Inc.	77,722	918
*	Omnicell Inc.	25,592	917
*	Puma Biotechnology Inc.	20,177	869
	CONMED Corp.	19,835	864
*	Depomed Inc.	43,874	838
*	Pacira Pharmaceuticals Inc.	26,264	837
*	AMAG Pharmaceuticals Inc.	25,175	836
*	Air Methods Corp.	25,552	836
*	FibroGen Inc.	37,353	827
	Analogic Corp.	8,865	817
*	Myriad Genetics Inc.	48,573	811
	Abaxis Inc.	15,690	809
*	Surgical Care Affiliates Inc.	19,188	807
*	Alder Biopharmaceuticals Inc.	33,792	796
*	Amedisys Inc.	20,091	793
*	Repligen Corp.	24,434	787
*,^ Clovis Oncology Inc.		22,918	785
*	Cynosure Inc. Class A	17,051	773
*	Impax Laboratories Inc.	52,734	762
*,^ Spark Therapeutics Inc.		13,806	759

*	Inogen Inc.	11,648	750
	Ensign Group Inc.	33,916	733
*	Supernus Pharmaceuticals Inc.	33,846	729
*,^ Theravance Biopharma Inc.		25,945	722
*	Merit Medical Systems Inc.	30,589	720
*,^ MiMedx Group Inc.		73,916	701
*	Synergy Pharmaceuticals Inc.	131,225	690
*	Ophthotech Corp.	21,929	672
*	Spectranetics Corp.	30,747	672
*	Acceleron Pharma Inc.	19,659	662
*	Vascular Solutions Inc.	12,017	662
*	Momenta Pharmaceuticals Inc.	46,298	655
*	Acorda Therapeutics Inc.	31,209	649
*,^ TherapeuticsMD Inc.		108,621	645
*	Portola Pharmaceuticals Inc.	35,550	640
*	Aerie Pharmaceuticals Inc.	17,206	639
	Integer Holdings Corp.	22,118	625
*	Emergent BioSolutions Inc.	23,230	622
*	Amicus Therapeutics Inc.	102,843	615
*	Insmed Inc.	44,167	603
*,^ Innoviva Inc.		57,717	597
*	MacroGenics Inc.	22,749	590
	US Physical Therapy Inc.	9,192	588
*	Xencor Inc.	22,973	587
	National HealthCare Corp.	8,477	582
*	Luminex Corp.	28,377	577
*	Coherus Biosciences Inc.	21,377	575
*,^ ZIOPHARM Oncology Inc.		88,067	571
*	Dermira Inc.	17,699	566
	Atrion Corp.	1,143	561
*	Cardiovascular Systems Inc.	22,784	551
*	Retrophin Inc.	26,208	536
*	Healthways Inc.	23,038	534
*	Amphastar Pharmaceuticals Inc.	25,483	517
*	Anika Therapeutics Inc.	11,058	516
	Meridian Bioscience Inc.	29,620	512
*	PharMerica Corp.	21,114	508
*,^ Eagle Pharmaceuticals Inc.		6,426	507
	CryoLife Inc.	24,733	486
*,^ Merrimack Pharmaceuticals Inc.		87,321	481
	Quality Systems Inc.	36,391	477
*	Orthofix International NV	12,652	477
*,^ Lexicon Pharmaceuticals Inc.		30,216	460
*,^ Lannett Co. Inc.		20,052	459
*,^ Corcept Therapeutics Inc.		54,274	455
*	Progenics Pharmaceuticals Inc.	50,698	454
*	LHC Group Inc.	10,753	452
*	Quidel Corp.	19,355	444
*	Pacific Biosciences of California Inc.	57,277	436
*,^ Aimmune Therapeutics Inc.		19,189	436
*	Community Health Systems Inc.	79,841	434
*	Vanda Pharmaceuticals Inc.	26,310	433
*	Endologix Inc.	57,710	424
*	Blueprint Medicines Corp.	14,241	418
*	Accelerate Diagnostics Inc.	16,739	418
*	Triple-S Management Corp. Class B	18,682	416
*	AtriCure Inc.	22,681	408

*	Genomic Health Inc.	13,338	406
	Kindred Healthcare Inc.	60,106	400
*,^ Cerus Corp.		73,583	384
*	Glaukos Corp.	12,023	375
*	BioTelemetry Inc.	19,220	374
	Phibro Animal Health Corp. Class A	13,596	373
*	SciClone Pharmaceuticals Inc.	36,513	363
*	AngioDynamics Inc.	22,064	360
*,^ Omeros Corp.		29,076	357
*,^ Heron Therapeutics Inc.		22,814	350
*	Enanta Pharmaceuticals Inc.	11,136	350
*	Intra-Cellular Therapies Inc. Class A	24,997	348
*	Achillion Pharmaceuticals Inc.	83,404	345
*	Providence Service Corp.	9,394	345
*	K2M Group Holdings Inc.	18,215	342
*	NeoGenomics Inc.	38,239	342
*,^ Inovio Pharmaceuticals Inc.		48,027	340
	Landauer Inc.	6,801	337
*	Ardelyx Inc.	22,719	336
*	GenMark Diagnostics Inc.	28,876	336
*,^ Keryx Biopharmaceuticals Inc.		57,650	334
*	ANI Pharmaceuticals Inc.	5,634	332
*	Cross Country Healthcare Inc.	23,049	331
*	Universal American Corp.	32,743	329
*	OraSure Technologies Inc.	38,852	328
*	REGENXBIO Inc.	14,717	327
*	Atara Biotherapeutics Inc.	16,431	326
*	Epizyme Inc.	28,786	320
*	STAAR Surgical Co.	28,980	314
*	Capital Senior Living Corp.	19,984	311
*,^ Albany Molecular Research Inc.		18,359	309
*,^ Aduro Biotech Inc.		25,900	295
*	Cytokinetics Inc.	24,475	294
*	BioCryst Pharmaceuticals Inc.	51,966	291
*	Heska Corp.	4,392	290
*	Otonomy Inc.	16,973	289
*	Accuray Inc.	56,442	285
*	Versartis Inc.	22,281	277
*,^ Novocure Ltd.		35,591	276
*	Flexion Therapeutics Inc.	16,672	275
*,^ Teladoc Inc.		14,741	271
*,^ Bellicum Pharmaceuticals Inc.		14,992	269
*	Lion Biotechnologies Inc.	40,307	268
	Cotiviti Holdings Inc.	8,962	267
*	Sucampo Pharmaceuticals Inc. Class A	16,409	267
*,^ Celldex Therapeutics Inc.		69,479	265
	Invacare Corp.	22,950	264
*	Loxo Oncology Inc.	9,527	263
*	PTC Therapeutics Inc.	23,529	262
	PDL BioPharma Inc.	119,516	262
*	Arena Pharmaceuticals Inc.	177,338	257
*	Revance Therapeutics Inc.	14,845	249
*,^ Oxford Immunotec Global plc		15,903	235
*,^ Axovant Sciences Ltd.		17,248	233
*,^ Global Blood Therapeutics Inc.		12,142	233
*	NanoString Technologies Inc.	10,557	232
*,^ Novavax Inc.		191,059	231

*	ConforMIS Inc.	25,719	231
*	Natera Inc.	19,063	229
*	Almost Family Inc.	5,685	229
*	Zogenix Inc.	18,100	228
*	Curis Inc.	78,649	227
*	Addus HomeCare Corp.	6,522	226
*	CorVel Corp.	6,993	225
*,^ Rockwell Medical Inc.		34,622	225
*	Akebia Therapeutics Inc.	26,132	225
*,^ Immunomedics Inc.		69,405	223
*	Agenus Inc.	53,327	220
*,^ Geron Corp.		107,655	220
*	Surmodics Inc.	9,165	220
	LeMaitre Vascular Inc.	9,633	218
*	Spectrum Pharmaceuticals Inc.	55,414	217
*,^ Advaxis Inc.		26,065	217
*	Teligent Inc.	29,698	214
*	Cempra Inc.	32,186	209
	Avexis Inc.	3,511	208
	Medpace Holdings Inc.	5,752	205
	Utah Medical Products Inc.	2,997	204
*	Aclaris Therapeutics Inc.	6,824	204
*,^ Insys Therapeutics Inc.		17,091	202
*,^ Foundation Medicine Inc.		9,803	201
^	Computer Programs & Systems Inc.	8,146	196
*	Enzo Biochem Inc.	28,657	195
*	PharmAthene Inc.	63,880	195
*	Surgery Partners Inc.	13,195	195
*	BioSpecifics Technologies Corp.	3,869	191
*	WaVe Life Sciences Ltd.	5,304	189
*	Intersect ENT Inc.	18,069	188
*,^ Adamas Pharmaceuticals Inc.		12,211	183
*	La Jolla Pharmaceutical Co.	10,093	183
*	Exactech Inc.	7,232	182
*,^ Organovo Holdings Inc.		60,048	181
*	Trevena Inc.	32,583	179
*	Civitas Solutions Inc.	10,616	178
*	Rigel Pharmaceuticals Inc.	67,853	176
*,^ XBiotech Inc.		12,540	175
*	NewLink Genetics Corp.	15,798	175
*	Paratek Pharmaceuticals Inc.	12,845	173
*	Aratana Therapeutics Inc.	24,072	172
*	Minerva Neurosciences Inc.	13,275	171
*	Stemline Therapeutics Inc.	12,541	166
*	RadNet Inc.	26,639	165
*,^ Collegium Pharmaceutical Inc.		9,870	163
*	Sangamo BioSciences Inc.	50,555	162
*	CytomX Therapeutics Inc.	14,422	161
*	American Renal Associates Holdings Inc.	6,507	159
*	TG Therapeutics Inc.	27,328	157
*	Karyopharm Therapeutics Inc.	16,834	155
*,^ BioTime Inc.		48,979	154
*,^ MediciNova Inc.		21,504	152
*	AxoGen Inc.	18,199	152
*	Chimerix Inc.	30,039	147
^	Reata Pharmaceuticals Inc. Class A	5,646	147
*	Edge Therapeutics Inc.	11,992	145

*	MyoKardia Inc.	9,160	144
*	Ignyta Inc.	22,130	138
	Protagonist Therapeutics Inc.	5,531	138
*	Castlight Health Inc. Class B	29,606	138
*	Entellus Medical Inc.	7,387	136
*,^ Cara Therapeutics Inc.		14,843	134
*	Cutera Inc.	8,149	133
*	OncoMed Pharmaceuticals Inc.	15,637	133
*	ChemoCentryx Inc.	16,871	132
*	Fluidigm Corp.	20,077	129
*	Pfenex Inc.	13,666	127
*,^ Athersys Inc.		76,448	126
*,^ Idera Pharmaceuticals Inc.		73,832	125
*,^ Seres Therapeutics Inc.		12,466	125
*	RTI Surgical Inc.	41,957	122
*,^ Dynavax Technologies Corp.		28,211	121
*	Cellular Biomedicine Group Inc.	9,034	121
*	Durect Corp.	92,219	121
*,^ Nobilis Health Corp.		50,965	120
*	Codexis Inc.	24,851	118
*	Invitae Corp.	16,800	115
*	Quorum Health Corp.	20,084	115
*,^ Ocular Therapeutix Inc.		12,154	113
*,^ InVivo Therapeutics Holdings Corp.		22,568	112
*,^ MannKind Corp.		234,541	110
*,^ Voyager Therapeutics Inc.		8,756	109
*	Tetraphase Pharmaceuticals Inc.	25,764	108
	Clearside Biomedical Inc.	7,352	108
*	Esperion Therapeutics Inc.	9,822	104
*	Concert Pharmaceuticals Inc.	11,457	104
*,^ ImmunoGen Inc.		57,324	102
*,^ Egalet Corp.		14,990	101
*	Genesis Healthcare Inc.	27,616	99
*	Medgenics Inc.	19,306	99
*,^ Sorrento Therapeutics Inc.		18,717	98
*	Cidara Therapeutics Inc.	9,307	97
	National Research Corp. Class A	5,951	95
*	BioScrip Inc.	81,639	93
*,^ Vital Therapies Inc.		17,937	91
*	Anavex Life Sciences Corp.	22,096	88
*,^ Argos Therapeutics Inc.		18,201	85
*	Adeptus Health Inc. Class A	9,854	83
*	IRIDEX Corp.	5,115	81
*	Bio-Path Holdings Inc.	65,191	80
*	Applied Genetic Technologies Corp.	8,590	79
*,^ Osiris Therapeutics Inc.		13,167	78
*	Immune Design Corp.	10,633	78
*	OvaScience Inc.	23,240	78
*	Veracyte Inc.	10,181	78
*	Inotek Pharmaceuticals Corp.	11,820	76
	Selecta Biosciences Inc.	3,667	75
^	Intellia Therapeutics Inc.	4,729	74
*,^ AcelRx Pharmaceuticals Inc.		23,956	74
*,^ NantKwest Inc.		11,291	74
*,^ TransEnterix Inc.		47,265	72
*	Agile Therapeutics Inc.	10,211	70
	Audentes Therapeutics Inc.	4,268	70

*	Endocyte Inc.	26,290	70
*	Editas Medicine Inc.	4,849	69
*	Neos Therapeutics Inc.	9,298	66
*	Regulus Therapeutics Inc.	26,263	64
*,^ Asterias Biotherapeutics Inc.		15,357	64
*,^ Arrowhead Pharmaceuticals Inc.		43,786	63
*,^ AAC Holdings Inc.		7,307	61
	Proteostasis Therapeutics Inc.	5,744	61
*,^ T2 Biosystems Inc.		9,898	58
*,^ Trovagene Inc.		19,807	57
*,^ Titan Pharmaceuticals Inc.		12,742	56
*	Fortress Biotech Inc.	23,066	55
*	Senseonics Holdings Inc.	18,817	54
	NantHealth Inc.	4,611	53
*	Zafgen Inc.	15,467	52
*	GlycoMimetics Inc.	7,916	50
*	Avinger Inc.	12,757	50
*	Syros Pharmaceuticals Inc.	3,647	50
*	Axsome Therapeutics Inc.	7,532	49
*	Anthera Pharmaceuticals Inc.	30,003	45
*	Adverum Biotechnologies Inc.	15,629	45
	Tactile Systems Technology Inc.	2,726	45
*	Flex Pharma Inc.	7,201	44
*	Mirati Therapeutics Inc.	8,186	44
*	Synthetic Biologics Inc.	51,237	41
	Eiger BioPharmaceuticals Inc.	3,162	39
*,^ Lipocine Inc.		11,205	38
*	Infinity Pharmaceuticals Inc.	32,600	38
*	Dimension Therapeutics Inc.	8,274	36
*	Corvus Pharmaceuticals Inc.	2,260	35
*,^ CytRx Corp.		67,074	34
	Kadmon Holdings Inc.	6,252	31
	Syndax Pharmaceuticals Inc.	3,203	31
*	Tandem Diabetes Care Inc.	12,580	31
*	iRadimed Corp.	2,749	30
*	vTv Therapeutics Inc. Class A	5,646	29
*,^ Corindus Vascular Robotics Inc.		37,206	26
^	Galena Biopharma Inc.	7,837	24
*	Ampio Pharmaceuticals Inc.	29,867	23
*	Aptevo Therapeutics Inc.	11,157	21
*,^ Second Sight Medical Products Inc.		9,880	20
*	ViewRay Inc.	4,491	15
*,^ Tokai Pharmaceuticals Inc.		6,140	6
*	Asterias Biotherapeutics Inc. Warrants Exp. 02/15/2017	1,281	1
			166,110
Materials & Processing (7.6%)
	Chemours Co.	131,929	3,261
	Olin Corp.	119,187	3,099
	Sensient Technologies Corp.	32,504	2,538
	US Silica Holdings Inc.	46,037	2,330
	Belden Inc.	30,112	2,225
	Minerals Technologies Inc.	24,881	2,015
*	Louisiana-Pacific Corp.	103,814	2,008
*	Beacon Roofing Supply Inc.	43,024	1,996
	PolyOne Corp.	60,307	1,988
	Commercial Metals Co.	86,465	1,903
	Worthington Industries Inc.	32,379	1,822

	Balchem Corp.	22,600	1,805
	HB Fuller Co.	37,245	1,750
	Hecla Mining Co.	274,659	1,670
*	Ingevity Corp.	30,608	1,603
*,^ AK Steel Holding Corp.		170,841	1,560
	Mueller Industries Inc.	40,604	1,543
*	Chemtura Corp.	45,825	1,510
	Universal Forest Products Inc.	15,105	1,501
	Simpson Manufacturing Co. Inc.	31,392	1,480
*	RBC Bearings Inc.	17,451	1,479
	Mueller Water Products Inc. Class A	111,602	1,476
*	GCP Applied Technologies Inc.	50,957	1,427
*	Masonite International Corp.	21,848	1,416
*,^ Cliffs Natural Resources Inc.		159,399	1,404
*	Trex Co. Inc.	21,205	1,395
^	Allegheny Technologies Inc.	78,187	1,371
*	MRC Global Inc.	67,524	1,359
*	Stillwater Mining Co.	88,104	1,324
*	Rexnord Corp.	59,564	1,310
*	Summit Materials Inc. Class A	54,749	1,301
	KapStone Paper and Packaging Corp.	62,240	1,272
*	Headwaters Inc.	52,249	1,238
	Trinseo SA	20,691	1,211
	Carpenter Technology Corp.	33,294	1,191
	Quaker Chemical Corp.	9,259	1,178
	Stepan Co.	14,068	1,142
*	Coeur Mining Inc.	116,555	1,125
	Innospec Inc.	17,009	1,117
	Kaiser Aluminum Corp.	12,707	1,047
*	Gibraltar Industries Inc.	22,672	1,020
	Neenah Paper Inc.	11,940	1,014
	Cabot Microelectronics Corp.	16,978	1,012
	Apogee Enterprises Inc.	20,405	973
	AAON Inc.	29,109	958
	Schweitzer-Mauduit International Inc.	22,389	941
	Greif Inc. Class A	18,198	935
*	Ferro Corp.	60,079	889
	Comfort Systems USA Inc.	26,508	854
	Interface Inc. Class A	46,257	805
*	Patrick Industries Inc.	10,991	784
*	Univar Inc.	30,613	762
	Innophos Holdings Inc.	13,975	762
*	Clearwater Paper Corp.	12,231	761
*	BMC Stock Holdings Inc.	39,266	740
	PH Glatfelter Co.	31,147	715
	A Schulman Inc.	20,498	683
*	Builders FirstSource Inc.	59,723	661
*	Kraton Corp.	21,144	652
*	Boise Cascade Co.	28,237	644
	Calgon Carbon Corp.	35,909	636
*	Installed Building Products Inc.	14,326	595
	Schnitzer Steel Industries Inc.	21,143	590
*	US Concrete Inc.	10,304	586
*	Continental Building Products Inc.	25,160	564
*	Koppers Holdings Inc.	14,607	560
	Materion Corp.	14,190	544
	Ferroglobe plc	47,286	540

	Deltic Timber Corp.	7,696	536
	Tronox Ltd. Class A	45,902	520
	Griffon Corp.	21,578	516
	Advanced Drainage Systems Inc.	25,075	509
	Insteel Industries Inc.	12,664	501
	Global Brass & Copper Holdings Inc.	17,097	490
	Quanex Building Products Corp.	24,555	478
*	Caesarstone Ltd.	17,135	466
*	TimkenSteel Corp.	28,701	453
	Aceto Corp.	21,054	430
	Rayonier Advanced Materials Inc.	30,943	429
	Tredegar Corp.	18,476	412
	Chase Corp.	5,050	407
*	PGT Inc.	34,571	384
	Haynes International Inc.	8,804	384
	American Vanguard Corp.	19,936	363
*	Armstrong Flooring Inc.	18,840	353
	AEP Industries Inc.	2,953	348
*	Unifi Inc.	11,104	346
	Hawkins Inc.	6,818	331
*	Century Aluminum Co.	35,466	327
*	NCI Building Systems Inc.	19,442	325
	NN Inc.	19,064	323
*	OMNOVA Solutions Inc.	29,952	288
^	Greif Inc. Class B	4,268	286
*	Veritiv Corp.	5,939	278
*	Landec Corp.	19,218	275
	Culp Inc.	7,530	254
	FutureFuel Corp.	17,707	243
*	Ply Gem Holdings Inc.	15,648	239
	Myers Industries Inc.	15,491	219
	KMG Chemicals Inc.	6,482	219
*	Multi Packaging Solutions International Ltd.	15,257	213
	Kronos Worldwide Inc.	15,209	190
	GMS Inc.	7,210	181
*	DMC Global Inc.	10,491	171
	LSI Industries Inc.	17,202	169
	Olympic Steel Inc.	6,559	160
	Gold Resource Corp.	36,152	156
	Oil-Dri Corp. of America	3,468	138
*	Ryerson Holding Corp.	8,778	125
*	UFP Technologies Inc.	4,733	119
*	Lawson Products Inc.	4,639	110
*,^ LSB Industries Inc.		14,077	108
	United States Lime & Minerals Inc.	1,402	102
	Omega Flex Inc.	2,241	100
	Ampco-Pittsburgh Corp.	5,788	90
*	NL Industries Inc.	11,923	74
	Valhi Inc.	17,907	55
^	ChromaDex Corp.	19,381	47
*	Handy & Harman Ltd.	1,982	46
*	AgroFresh Solutions Inc.	14,902	42
	CompX International Inc.	1,070	14
			100,912
Other (0.0%)2
*	Dyax Corp CVR Exp. 12/31/2019	83,094	92
*,^ Tobira Therapeutics Inc. CVR		6,227	86

*	Leap Wireless International Inc. CVR	22,127	56
*	MedEquities Realty Trust Inc.	4,900	53
*	Extraction Oil & Gas Inc.	1,714	40
*	Mammoth Energy Services Inc.	2,310	37
	Acushnet Holdings Corp.	1,733	35
*	Camping World Holdings Inc. Class A	1,056	29
*	Advanced Disposal Services Inc.	1,300	26
	Obalon Therapeutics Inc.	2,071	25
	elf Beauty Inc.	575	18
*	Valvoline Inc.	860	18
*	iRhythm Technologies Inc.	578	18
	Coupa Software Inc.	495	16
	Quantenna Communications Inc.	825	16
	Ra Pharmaceuticals Inc.	1,120	15
	FB Financial Corp.	578	14
*	AquaVenture Holdings Ltd.	495	12
*	Nutanix Inc.	302	10
	Everbridge Inc.	576	9
	Blackline Inc.	246	7
*	Apptio Inc. Class A	248	5
	Trade Desk Inc. Class A	168	4
	Novan Inc.	164	4
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	31,094	3
*	Omthera Pharmaceuticals Inc. CVR	2,012	1
*	Durata Therapeutics Inc CVR Exp. 12/31/2018	680	—
*	Clinical Data CVR	913	—
*	Ferroglobe R&W Trust	46,440	—
*	Gerber Scientific Inc. CVR	2,358	—
*	Overstock.com Inc. Rights Exp. 12/06/2016	939	—
*	Cubist Pharmaceuticals, Inc. CVR	13,664	—
			649
Producer Durables (13.8%)
	Curtiss-Wright Corp.	32,173	3,234
*	Teledyne Technologies Inc.	25,364	3,167
*,^ XPO Logistics Inc.		70,502	3,139
	EMCOR Group Inc.	44,321	3,075
	Woodward Inc.	39,618	2,683
	MAXIMUS Inc.	47,657	2,635
	EnerSys	32,483	2,585
	CLARCOR Inc.	35,480	2,500
	Deluxe Corp.	35,810	2,424
	Littelfuse Inc.	16,215	2,364
	Healthcare Services Group Inc.	52,108	2,030
	Joy Global Inc.	70,971	1,989
*	Hawaiian Holdings Inc.	38,434	1,974
	Kennametal Inc.	56,879	1,962
*	WageWorks Inc.	26,249	1,939
*	Generac Holdings Inc.	46,956	1,924
	John Bean Technologies Corp.	20,895	1,885
*	Esterline Technologies Corp.	21,310	1,874
	Tetra Tech Inc.	42,083	1,803
*	MasTec Inc.	47,507	1,803
	ABM Industries Inc.	40,585	1,786
	HNI Corp.	32,593	1,720
	Convergys Corp.	65,670	1,699
	Knight Transportation Inc.	48,049	1,682
	Granite Construction Inc.	28,297	1,669

Barnes Group Inc.	36,038	1,665
Applied Industrial Technologies Inc.	27,001	1,616
GATX Corp.	29,445	1,609
* Moog Inc. Class A	23,032	1,608
* Dycom Industries Inc.	21,934	1,606
* Darling Ingredients Inc.	118,029	1,595
UniFirst Corp.	11,023	1,558
* Advanced Energy Industries Inc.	28,215	1,558
Allegiant Travel Co. Class A	9,499	1,552
* Itron Inc.	23,972	1,539
* On Assignment Inc.	36,543	1,509
* KLX Inc.	38,092	1,485
Hillenbrand Inc.	42,240	1,478
* Electronics For Imaging Inc.	33,738	1,468
Herman Miller Inc.	42,953	1,396
MSA Safety Inc.	22,334	1,388
Watts Water Technologies Inc. Class A	19,918	1,360
CEB Inc.	23,064	1,360
G&K Services Inc. Class A	14,133	1,356
* Swift Transportation Co.	53,714	1,341
SkyWest Inc.	36,057	1,329
Brink's Co.	32,368	1,308
Franklin Electric Co. Inc.	33,076	1,292
* FTI Consulting Inc.	29,765	1,271
Brady Corp. Class A	33,613	1,235
AZZ Inc.	18,612	1,212
Matson Inc.	31,079	1,169
Exponent Inc.	18,369	1,114
* ExlService Holdings Inc.	23,348	1,110
Actuant Corp. Class A	42,290	1,097
* Navistar International Corp.	35,627	1,096
* Advisory Board Co.	29,511	1,045
Korn/Ferry International	40,991	1,040
Forward Air Corp.	21,382	1,034
* Hub Group Inc. Class A	24,088	1,032
* TASER International Inc.	37,564	1,023
* TopBuild Corp.	27,679	1,005
ESCO Technologies Inc.	17,955	1,004
* OSI Systems Inc.	13,236	1,002
Triumph Group Inc.	35,591	989
Mobile Mini Inc.	31,894	979
Steelcase Inc. Class A	62,033	965
* ACCO Brands Corp.	76,509	953
Albany International Corp.	20,344	950
EnPro Industries Inc.	15,549	945
Tennant Co.	12,543	942
Kaman Corp.	19,071	929
Astec Industries Inc.	13,975	927
* Proto Labs Inc.	17,782	926
Knoll Inc.	34,494	914
AAR Corp.	23,889	881
* Atlas Air Worldwide Holdings Inc.	17,717	875
Werner Enterprises Inc.	32,249	872
* Aerojet Rocketdyne Holdings Inc.	42,896	872
* Sykes Enterprises Inc.	30,224	852
* Navigant Consulting Inc.	34,240	846
Cubic Corp.	18,120	839

* Huron Consulting Group Inc.	15,589	822
Insperity Inc.	11,287	817
Harsco Corp.	58,100	813
Standex International Corp.	9,085	800
* Tutor Perini Corp.	30,466	795
* SPX FLOW Inc.	25,204	790
* Virgin America Inc.	13,872	784
* Chart Industries Inc.	22,001	782
* TriNet Group Inc.	30,331	765
* Saia Inc.	18,225	761
^ Greenbrier Cos. Inc.	19,455	755
CIRCOR International Inc.	11,787	747
US Ecology Inc.	15,811	734
Aircastle Ltd.	33,954	729
* Rush Enterprises Inc. Class A	24,061	728
* SPX Corp.	29,644	724
Badger Meter Inc.	19,954	723
* ICF International Inc.	13,028	721
* Team Inc.	20,631	708
* Lydall Inc.	11,822	706
Heartland Express Inc.	32,810	706
Multi-Color Corp.	9,808	705
* TriMas Corp.	32,093	688
Federal Signal Corp.	43,232	683
Sun Hydraulics Corp.	16,559	658
Primoris Services Corp.	28,554	655
General Cable Corp.	34,733	651
Raven Industries Inc.	25,854	648
^ Lindsay Corp.	7,673	647
MTS Systems Corp.	11,955	644
* TrueBlue Inc.	30,516	639
* Wabash National Corp.	45,783	631
Altra Industrial Motion Corp.	17,960	629
Briggs & Stratton Corp.	30,318	628
McGrath RentCorp	16,922	625
^ Ship Finance International Ltd.	42,917	618
Encore Wire Corp.	14,399	612
^ Nordic American Tankers Ltd.	70,042	601
* Aegion Corp. Class A	24,842	601
* Wesco Aircraft Holdings Inc.	39,774	587
Quad/Graphics Inc.	20,696	582
Argan Inc.	9,452	571
* Air Transport Services Group Inc.	35,255	571
Triton International Ltd.	28,375	547
* PHH Corp.	37,661	547
* Manitowoc Co. Inc.	91,220	544
ArcBest Corp.	17,561	535
* Echo Global Logistics Inc.	20,693	519
* Babcock & Wilcox Enterprises Inc.	32,560	519
Essendant Inc.	26,589	515
* Paylocity Holding Corp.	15,532	514
* Astronics Corp.	13,749	508
Douglas Dynamics Inc.	15,686	501
Alamo Group Inc.	6,716	491
Scorpio Tankers Inc.	115,695	489
Kadant Inc.	7,556	473
* Engility Holdings Inc.	12,802	464

^	GasLog Ltd.	28,976	455
*	CBIZ Inc.	35,734	443
*	Thermon Group Holdings Inc.	22,748	438
	Hyster-Yale Materials Handling Inc.	6,690	432
*	FARO Technologies Inc.	11,847	431
	Kelly Services Inc. Class A	21,010	423
*	Aerovironment Inc.	14,867	421
	Resources Connection Inc.	25,634	413
	H&E Equipment Services Inc.	22,254	410
	Kimball International Inc. Class B	26,791	402
*	Modine Manufacturing Co.	34,085	401
*	MYR Group Inc.	10,669	400
	Marten Transport Ltd.	16,322	397
	Kforce Inc.	17,803	393
	Bristow Group Inc.	24,304	379
	Gorman-Rupp Co.	12,623	378
^	Frontline Ltd.	53,689	377
*	CSW Industrials Inc.	10,257	374
	Columbus McKinnon Corp.	14,126	372
*	RPX Corp.	35,179	368
	Titan International Inc.	31,564	365
*	Casella Waste Systems Inc. Class A	27,849	353
*	SP Plus Corp.	12,431	345
	TeleTech Holdings Inc.	11,554	332
*	DXP Enterprises Inc.	9,111	307
	CECO Environmental Corp.	21,155	300
	Barrett Business Services Inc.	5,047	294
	Ennis Inc.	18,167	293
*	YRC Worldwide Inc.	22,885	290
*	Mistras Group Inc.	12,148	287
	Forrester Research Inc.	6,979	285
	Heidrick & Struggles International Inc.	13,363	283
	Hackett Group Inc.	15,844	281
	Powell Industries Inc.	6,360	274
^	Teekay Corp.	34,502	272
	NACCO Industries Inc. Class A	2,806	267
*,^ Energy Recovery Inc.		24,322	265
	Mesa Laboratories Inc.	2,128	264
	Park-Ohio Holdings Corp.	6,105	257
*	InnerWorkings Inc.	27,785	257
*	ServiceSource International Inc.	43,251	257
*	Kratos Defense & Security Solutions Inc.	33,638	246
^	American Railcar Industries Inc.	5,446	245
*	GP Strategies Corp.	9,074	238
	VSE Corp.	6,040	234
	DHT Holdings Inc.	65,513	233
*	Roadrunner Transportation Systems Inc.	22,073	221
*	DHI Group Inc.	35,556	217
	Spartan Motors Inc.	23,712	212
*	Overseas Shipholding Group Inc. Class A	27,130	210
*	Ducommun Inc.	7,288	208
^	Scorpio Bulkers Inc.	38,990	203
	Miller Industries Inc.	7,920	202
	Ardmore Shipping Corp.	29,199	199
*	NV5 Global Inc.	5,364	196
*	Vishay Precision Group Inc.	10,602	194
	Teekay Tankers Ltd. Class A	81,979	190

*	Orion Group Holdings Inc.	18,925	189
	CRA International Inc.	5,658	186
*	Great Lakes Dredge & Dock Corp.	43,075	183
	Atkore International Group Inc.	8,472	182
*	Milacron Holdings Corp.	10,630	180
*	Plug Power Inc.	131,488	180
*	Vicor Corp.	11,916	174
*	Titan Machinery Inc.	12,338	173
*	Vectrus Inc.	7,433	172
*	Covenant Transportation Group Inc. Class A	8,248	171
*,^ Energous Corp.		10,729	170
*	Liquidity Services Inc.	18,195	167
*	Control4 Corp.	14,583	167
	Celadon Group Inc.	19,724	159
	Graham Corp.	7,103	158
	Navios Maritime Acquisition Corp.	97,713	156
^	Textainer Group Holdings Ltd.	15,673	152
^	Costamare Inc.	26,120	150
*	Heritage-Crystal Clean Inc.	8,923	145
	Hurco Cos. Inc.	4,412	144
*	Layne Christensen Co.	13,465	143
*	TRC Cos. Inc.	13,847	134
	Supreme Industries Inc. Class A	9,378	133
*	Ascent Capital Group Inc. Class A	7,304	132
	FreightCar America Inc.	8,678	127
*	PHI Inc.	8,405	127
*	Rush Enterprises Inc. Class B	4,424	122
*	HC2 Holdings Inc.	24,996	119
*	Maxwell Technologies Inc.	23,424	117
*	Gener8 Maritime Inc.	28,789	117
*	Dorian LPG Ltd.	16,631	116
	Marlin Business Services Corp.	5,703	116
	IES Holdings Inc.	5,295	104
	Preformed Line Products Co.	1,773	99
	Allied Motion Technologies Inc.	4,508	96
*	Neff Corp. Class A	7,253	95
*	Radiant Logistics Inc.	26,090	95
*	CAI International Inc.	10,638	94
*	Hill International Inc.	23,252	93
*,^ Aqua Metals Inc.		7,276	90
	Hardinge Inc.	7,925	87
	Universal Logistics Holdings Inc.	5,804	82
*	PFSweb Inc.	9,977	79
*	Willis Lease Finance Corp.	2,884	77
*	ExOne Co.	7,771	77
*	USA Truck Inc.	8,288	75
*	Information Services Group Inc.	21,036	74
*	Gencor Industries Inc.	5,239	74
^	Tidewater Inc.	31,385	72
*	Blue Bird Corp.	4,045	66
*	American Superconductor Corp.	7,953	62
	Workhorse Group Inc.	7,746	57
*	ALJ Regional Holdings Inc.	12,531	55
*	Global Sources Ltd.	5,567	50
*	PAM Transportation Services Inc.	1,920	48
*,^ Patriot National Inc.		7,358	46

*	Power Solutions International Inc.	3,450	45
			184,852
Technology (14.3%)
*	Advanced Micro Devices Inc.	547,858	4,881
*	Microsemi Corp.	83,404	4,566
*	Aspen Technology Inc.	61,392	3,243
*	Take-Two Interactive Software Inc.	60,963	3,001
	Mentor Graphics Corp.	79,324	2,899
*	Cavium Inc.	46,390	2,646
*	Finisar Corp.	78,656	2,614
	Science Applications International Corp.	30,704	2,535
*	Cirrus Logic Inc.	45,045	2,477
	SYNNEX Corp.	20,999	2,455
*	ViaSat Inc.	32,985	2,351
*	Proofpoint Inc.	30,434	2,344
	Monolithic Power Systems Inc.	28,404	2,330
*	Coherent Inc.	17,630	2,301
*	EPAM Systems Inc.	34,642	2,283
*	Integrated Device Technology Inc.	96,887	2,267
*	CACI International Inc. Class A	17,514	2,266
	MKS Instruments Inc.	39,068	2,248
	Blackbaud Inc.	35,261	2,214
	Intersil Corp. Class A	98,063	2,172
*	GrubHub Inc.	58,114	2,152
*	Tech Data Corp.	25,150	2,134
*	Ciena Corp.	98,735	2,118
*	Silicon Laboratories Inc.	30,920	2,052
	InterDigital Inc.	25,569	2,025
*	NetScout Systems Inc.	64,483	2,012
*	Ellie Mae Inc.	24,238	2,001
	LogMeIn Inc.	18,116	1,827
*	Entegris Inc.	101,222	1,817
*	Sanmina Corp.	52,791	1,734
*	TiVo Corp.	84,348	1,708
*	Verint Systems Inc.	44,637	1,676
*	Anixter International Inc.	20,877	1,632
*	Universal Display Corp.	29,795	1,628
*	ACI Worldwide Inc.	82,924	1,543
*	CommVault Systems Inc.	27,753	1,499
	Vishay Intertechnology Inc.	97,831	1,482
*	Acxiom Corp.	55,644	1,476
*	DigitalGlobe Inc.	45,350	1,458
*	Lumentum Holdings Inc.	36,331	1,457
*	Synchronoss Technologies Inc.	29,674	1,439
*	Paycom Software Inc.	31,563	1,416
*,^ Ambarella Inc.		22,965	1,413
	Tessera Technologies Inc.	35,287	1,397
*	Synaptics Inc.	25,209	1,376
*	MicroStrategy Inc. Class A	7,086	1,375
*	Semtech Corp.	48,248	1,356
*	Inphi Corp.	29,592	1,337
	Power Integrations Inc.	19,681	1,325
*	Viavi Solutions Inc.	168,102	1,320
*	Cornerstone OnDemand Inc.	36,198	1,300
*	II-VI Inc.	42,736	1,291
*	Plexus Corp.	24,447	1,249
*	NETGEAR Inc.	23,244	1,248

*	Gigamon Inc.	23,315	1,244
*	Zendesk Inc.	58,271	1,241
	Plantronics Inc.	23,847	1,236
*	HubSpot Inc.	20,778	1,166
	NIC Inc.	45,569	1,144
	Diebold Inc.	49,270	1,123
*	RealPage Inc.	38,961	1,114
*	iRobot Corp.	19,382	1,105
^	Ebix Inc.	18,126	1,080
*	Envestnet Inc.	29,847	1,077
*	Fabrinet	25,048	1,072
*,^ 3D Systems Corp.		77,195	1,069
	Progress Software Corp.	35,953	1,063
*	Rambus Inc.	80,687	1,061
*	Benchmark Electronics Inc.	37,110	1,052
*,^ Ubiquiti Networks Inc.		18,632	1,043
	CSG Systems International Inc.	23,076	1,027
*,^ Knowles Corp.		63,630	1,020
*	comScore Inc.	34,401	999
	Methode Electronics Inc.	26,209	968
*	Rogers Corp.	12,888	958
*	NeuStar Inc. Class A	38,929	944
	Pegasystems Inc.	25,896	935
*	Insight Enterprises Inc.	26,320	922
*	RingCentral Inc. Class A	41,881	903
*	Amkor Technology Inc.	75,118	888
*	BroadSoft Inc.	21,156	878
*	MACOM Technology Solutions Holdings Inc.	17,433	869
*	Infinera Corp.	101,283	861
	Brooks Automation Inc.	51,254	835
*	Mercury Systems Inc.	28,090	835
*	SPS Commerce Inc.	11,948	828
*	MaxLinear Inc.	40,277	823
*	Imperva Inc.	20,645	788
*	Interactive Intelligence Group Inc.	12,859	777
	ManTech International Corp. Class A	17,904	770
*	Veeco Instruments Inc.	28,427	758
*	Super Micro Computer Inc.	27,687	757
*	Bottomline Technologies de Inc.	28,933	725
*	Oclaro Inc.	80,844	723
	ADTRAN Inc.	35,182	716
*	TTM Technologies Inc.	52,279	709
*,^ Pure Storage Inc. Class A		49,086	685
*	Callidus Software Inc.	43,525	683
*	ScanSource Inc.	17,977	680
*	Diodes Inc.	27,174	662
*	Qualys Inc.	19,420	645
*,^ Stratasys Ltd.		35,443	640
*,^ Globant SA		18,450	632
*	Ixia	45,752	629
*	Lattice Semiconductor Corp.	86,825	609
	Monotype Imaging Holdings Inc.	28,993	568
*	FormFactor Inc.	49,573	555
*	Cray Inc.	28,700	554
*	Unisys Corp.	36,252	538
*	Q2 Holdings Inc.	18,206	537
	DTS Inc.	12,487	530

*,^ Box Inc.		34,835	530
*	Applied Micro Circuits Corp.	60,203	527
	AVX Corp.	33,409	508
*	New Relic Inc.	15,877	503
*	ePlus Inc.	4,499	500
	CTS Corp.	22,338	494
*	Web.com Group Inc.	30,418	485
*,^ TrueCar Inc.		39,186	485
*	GTT Communications Inc.	19,050	484
*	Photronics Inc.	47,036	470
*	PDF Solutions Inc.	19,497	459
*	Novanta Inc.	22,323	452
*	CEVA Inc.	14,209	452
*	Perficient Inc.	24,942	449
	Syntel Inc.	23,095	448
*	InvenSense Inc.	58,160	444
*	Virtusa Corp.	19,723	438
*	PROS Holdings Inc.	18,212	435
*	Rudolph Technologies Inc.	21,015	412
*	Nanometrics Inc.	16,728	400
	EarthLink Holdings Corp.	75,256	397
*	Blucora Inc.	27,872	394
*	Silver Spring Networks Inc.	27,364	382
*	Five9 Inc.	23,872	378
*	CalAmp Corp.	25,258	367
*	Loral Space & Communications Inc.	9,073	357
*	Ultratech Inc.	15,438	354
	Axcelis Technologies Inc.	25,813	352
*	Barracuda Networks Inc.	15,799	348
*	Bankrate Inc.	33,794	346
*	Actua Corp.	25,552	346
*	Kimball Electronics Inc.	19,830	346
*	Nimble Storage Inc.	45,424	344
*	Endurance International Group Holdings Inc.	43,262	344
*	ShoreTel Inc.	48,803	342
*	Intralinks Holdings Inc.	29,541	331
*	Vocera Communications Inc.	18,001	328
*	KEYW Holding Corp.	25,512	320
*	Extreme Networks Inc.	73,296	310
*	LivePerson Inc.	38,711	310
*	VASCO Data Security International Inc.	21,327	309
*	Bazaarvoice Inc.	58,291	309
*	Ultra Clean Holdings Inc.	29,728	298
*	Applied Optoelectronics Inc.	11,876	294
*	Exar Corp.	28,947	289
*	Alpha & Omega Semiconductor Ltd.	13,103	285
*	Xcerra Corp.	44,922	285
*	NeoPhotonics Corp.	21,736	281
	Daktronics Inc.	26,459	272
*	Sigma Designs Inc.	35,235	264
*,^ Hortonworks Inc.		28,800	262
*,^ Acacia Communications Inc.		3,743	259
	IXYS Corp.	21,888	256
	Park Electrochemical Corp.	14,120	256
*	Harmonic Inc.	54,956	256
*	A10 Networks Inc.	31,039	255
*	Benefitfocus Inc.	9,317	254

	Sapiens International Corp. NV	17,140	254
*	Acacia Research Corp.	36,483	252
*	RetailMeNot Inc.	27,218	250
*	Digi International Inc.	18,603	249
*	ChannelAdvisor Corp.	16,307	235
*	Carbonite Inc.	12,682	235
	NVE Corp.	3,478	232
*	Workiva Inc.	15,582	232
*	Xactly Corp.	16,351	231
	Cohu Inc.	18,407	229
*	Calix Inc.	30,307	229
*,^ MINDBODY Inc. Class A		10,346	223
*,^ Alarm.com Holdings Inc.		7,495	222
*,^ Digimarc Corp.		7,044	219
	PC Connection Inc.	8,103	218
*	Global Eagle Entertainment Inc.	33,826	217
*	Varonis Systems Inc.	7,433	217
*	Evolent Health Inc. Class A	11,326	213
*	Everyday Health Inc.	20,174	211
*	Immersion Corp.	20,241	208
	American Software Inc. Class A	18,600	205
*	Sonus Networks Inc.	33,466	202
*	Lionbridge Technologies Inc.	40,116	201
*	Rubicon Project Inc.	26,310	199
	QAD Inc. Class A	6,717	195
	Bel Fuse Inc. Class B	6,561	192
*	Amber Road Inc.	16,206	188
	Comtech Telecommunications Corp.	15,729	181
*	DSP Group Inc.	15,095	177
*	Brightcove Inc.	21,198	176
*	Zix Corp.	38,071	169
*	Glu Mobile Inc.	74,679	168
*,^ pdvWireless Inc.		7,014	166
*,^ Rapid7 Inc.		14,171	164
*	Datalink Corp.	14,532	163
*	Silicom Ltd.	4,104	161
	Black Box Corp.	10,348	159
*	Jive Software Inc.	41,680	158
*	Sparton Corp.	6,492	158
*	Tangoe Inc.	19,911	158
*	Clearfield Inc.	7,952	153
*	Kopin Corp.	58,741	150
*	Exa Corp.	10,097	150
*	Telenav Inc.	24,321	146
*	MeetMe Inc.	29,842	144
*	Model N Inc.	16,031	143
*	MobileIron Inc.	34,179	142
*,^ Park City Group Inc.		9,576	140
*	Radisys Corp.	33,403	140
*	ARC Document Solutions Inc.	30,857	138
	Reis Inc.	6,080	133
*	Appfolio Inc.	5,652	124
	EMCORE Corp.	19,205	123
*	KVH Industries Inc.	10,947	119
*	Mitek Systems Inc.	21,130	118
*	Agilysys Inc.	11,248	115
*	Limelight Networks Inc.	53,797	114

*,^ VirnetX Holding Corp.		35,759	113
*	USA Technologies Inc.	26,378	112
*	GigPeak Inc.	41,235	111
^	Impinj Inc.	3,968	108
*	Guidance Software Inc.	15,311	108
*	Electro Scientific Industries Inc.	20,523	107
*	Avid Technology Inc.	22,633	95
*	Aerohive Networks Inc.	17,018	94
*	TechTarget Inc.	10,845	91
*	Autobytel Inc.	6,506	90
*	RealNetworks Inc.	17,243	81
	Systemax Inc.	8,752	76
*	Numerex Corp. Class A	9,372	75
*	Rightside Group Ltd.	7,866	62
	NCI Inc. Class A	4,103	54
*	SecureWorks Corp. Class A	4,119	51
*	Majesco	3,958	20
			190,530
Utilities (4.6%)
	IDACORP Inc.	36,701	2,795
	Portland General Electric Co.	65,035	2,705
	WGL Holdings Inc.	36,311	2,635
	Southwest Gas Corp.	34,370	2,548
	j2 Global Inc.	33,901	2,492
	ONE Gas Inc.	37,905	2,275
	Black Hills Corp.	38,083	2,237
	ALLETE Inc.	35,739	2,209
	New Jersey Resources Corp.	61,764	2,128
	Spire Inc.	32,470	2,096
	NorthWestern Corp.	35,384	1,985
	South Jersey Industries Inc.	57,401	1,894
	Avista Corp.	46,108	1,866
	PNM Resources Inc.	57,579	1,820
	MGE Energy Inc.	25,198	1,492
	Ormat Technologies Inc.	28,266	1,352
	El Paso Electric Co.	29,205	1,316
	California Water Service Group	34,529	1,193
	Northwest Natural Gas Co.	19,617	1,124
	Cogent Communications Holdings Inc.	29,899	1,120
	American States Water Co.	26,380	1,119
	Empire District Electric Co.	31,700	1,079
	Otter Tail Corp.	27,427	1,052
	Consolidated Communications Holdings Inc.	35,471	1,014
	Shenandoah Telecommunications Co.	33,417	937
	Pattern Energy Group Inc. Class A	47,273	928
*	Vonage Holdings Corp.	137,745	908
*	8x8 Inc.	63,635	869
*	Talen Energy Corp.	60,120	839
	NRG Yield Inc.	50,817	780
^	Atlantica Yield plc	41,876	759
	West Corp.	31,145	743
	Chesapeake Utilities Corp.	11,311	733
*	Dynegy Inc.	84,158	728
	Cincinnati Bell Inc.	30,585	630
	SJW Group	11,659	626
	ATN International Inc.	7,639	552
	Inteliquent Inc.	23,342	528

*,^ Iridium Communications Inc.			59,426	523
^ Windstream Holdings Inc.			68,347	506
Middlesex Water Co.			11,301	460
Unitil Corp.			10,076	428
Connecticut Water Service Inc.			7,701	420
* ORBCOMM Inc.			46,268	389
*,^ Gogo Inc.			40,635	382
* General Communication Inc. Class A			21,000	354
NRG Yield Inc. Class A			23,739	346
York Water Co.			9,405	342
* Boingo Wireless Inc.			25,437	310
Spok Holdings Inc.			14,612	266
IDT Corp. Class B			12,431	263
* FairPoint Communications Inc.			15,023	250
* Atlantic Power Corp.			87,142	231
*,^ Globalstar Inc.			267,278	211
* Lumos Networks Corp.			13,708	199
Artesian Resources Corp. Class A			5,770	182
*,^ Straight Path Communications Inc. Class B			6,980	167
* Intelsat SA			34,957	144
Delta Natural Gas Co. Inc.			5,035	128
Consolidated Water Co. Ltd.			10,642	117
Spark Energy Inc. Class A			3,711	95
* Hawaiian Telcom Holdco Inc.			4,091	93
* NII Holdings Inc.			39,942	68
Genie Energy Ltd. Class B			9,350	54
^ Global Water Resources Inc.			5,582	47
				61,081
Total Common Stocks (Cost $1,256,529)				1,327,035

	Coupon
Temporary Cash Investments (3.0%)1
Money Market Fund (2.9%)
3,4 Vanguard Market Liquidity Fund	0.691%		391,864	39,190

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6 Federal Home Loan Bank Discount Notes	0.431%	1/25/17	500	500
Total Temporary Cash Investments (Cost $39,688)				39,690
Total Investments (102.4%) (Cost $1,296,217)				1,366,725
Other Assets and Liabilities-Net (-2.4%)4				(31,702)
Net Assets (100%)				1,335,023

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,203,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.4%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $33,216,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,326,797	—	238
Temporary Cash Investments	39,190	500	—
Futures Contracts—Liabilities[1]	(32)	—	—
Total	1,365,955	500	238
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Russell 2000 Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2016	53	7,008	315
E-mini S&P 500 Index	December 2016	11	1,209	(3)
				312

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $1,296,277,000. Net unrealized appreciation of investment securities for tax purposes was $70,448,000, consisting of unrealized gains of $195,880,000 on securities that had risen in value since their purchase and $125,432,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (10.4%)
	Office Depot Inc.	166,857	813
	Dana Inc.	44,806	757
	Cooper Tire & Rubber Co.	16,807	644
	Meredith Corp.	11,250	625
*	Media General Inc.	32,822	603
	Aaron's Inc.	19,656	572
	DeVry Education Group Inc.	18,641	556
*	Avon Products Inc.	103,367	555
*	Deckers Outdoor Corp.	9,294	553
*	ILG Inc.	30,424	550
	Wolverine World Wide Inc.	24,257	547
	Time Inc.	30,768	498
	Marriott Vacations Worldwide Corp.	6,284	488
*	TRI Pointe Group Inc.	41,824	486
	New York Times Co. Class A	37,049	482
	DSW Inc. Class A	20,115	478
	Caleres Inc.	12,834	420
*	Fossil Group Inc.	12,559	420
*,^ Restoration Hardware Holdings Inc.		11,607	418
*	Meritage Homes Corp.	10,660	384
	Group 1 Automotive Inc.	5,026	365
*	Liberty Media Corp-Liberty Media	11,455	357
	Scholastic Corp.	8,075	356
*	Genesco Inc.	5,441	344
	Gannett Co. Inc.	35,017	334
*	Belmond Ltd. Class A	25,327	328
*	Meritor Inc.	25,709	324
	KB Home	19,548	310
*	EW Scripps Co. Class A	17,669	302
*,^ GoPro Inc. Class A		30,283	302
*	Express Inc.	22,124	296
	International Speedway Corp. Class A	7,984	294
	Abercrombie & Fitch Co.	20,360	293
	Guess? Inc.	18,658	286
	National CineMedia Inc.	18,262	280
*	MSG Networks Inc.	11,940	244
	La-Z-Boy Inc.	9,108	244
*	Sotheby's	6,201	242
*	La Quinta Holdings Inc.	19,893	241
*	Apollo Education Group Inc.	25,455	240
*	Central Garden & Pet Co. Class A	8,759	240
	Barnes & Noble Inc.	18,713	236
	Jack in the Box Inc.	2,112	220
	Callaway Golf Co.	17,814	216
*	Ascena Retail Group Inc.	35,106	212
*	Pinnacle Entertainment Inc.	15,251	208
	AMC Entertainment Holdings Inc.	6,046	205
	MDC Holdings Inc.	7,384	198
*	Career Education Corp.	19,847	198

	Finish Line Inc. Class A	8,773	197
	Superior Industries International Inc.	7,545	190
	Tailored Brands Inc.	10,093	189
*	Liberty Media Corp-Liberty Media Class A	6,028	189
	Cato Corp. Class A	6,318	187
	Liberty Media Corp-Liberty Braves Series C	9,177	182
	DineEquity Inc.	2,178	182
	Rent-A-Center Inc.	15,674	181
*	Red Robin Gourmet Burgers Inc.	3,438	177
	Sonic Automotive Inc. Class A	8,279	175
*	Caesars Acquisition Co. Class A	14,430	173
*	Vitamin Shoppe Inc.	6,703	167
	Marcus Corp.	5,545	166
	Tower International Inc.	6,103	160
	New Media Investment Group Inc.	9,798	150
*	Regis Corp.	11,063	149
*	K12 Inc.	10,123	149
*	WCI Communities Inc.	6,389	149
	Buckle Inc.	5,769	146
*	William Lyon Homes Class A	7,037	139
*	Strayer Education Inc.	1,895	139
*	Houghton Mifflin Harcourt Co.	12,410	137
*,^ Lumber Liquidators Holdings Inc.		7,759	137
*	Barnes & Noble Education Inc.	11,959	136
*	Zumiez Inc.	5,373	133
*	M/I Homes Inc.	5,644	132
	Standard Motor Products Inc.	2,577	129
*	Biglari Holdings Inc.	272	128
	Movado Group Inc.	4,495	127
*,^ Caesars Entertainment Corp.		16,800	126
*	Beazer Homes USA Inc.	9,316	126
	Travelport Worldwide Ltd.	8,842	124
	National Presto Industries Inc.	1,299	124
*,^ Eros International plc		8,754	123
	Haverty Furniture Cos. Inc.	5,504	119
*	FTD Cos. Inc.	5,200	119
	Entercom Communications Corp. Class A	7,615	116
*	Iconix Brand Group Inc.	12,755	114
	Viad Corp.	2,601	114
	Libbey Inc.	5,968	114
*	Del Frisco's Restaurant Group Inc.	6,542	113
	Pier 1 Imports Inc.	20,041	112
*	Chegg Inc.	13,846	112
	Shoe Carnival Inc.	4,202	110
*	American Public Education Inc.	4,639	107
*	America's Car-Mart Inc.	2,319	106
	Flexsteel Industries Inc.	1,885	103
	Big 5 Sporting Goods Corp.	5,256	102
*	Del Taco Restaurants Inc.	6,799	99
	Fred's Inc. Class A	9,866	99
	Inter Parfums Inc.	2,826	97
*	Perry Ellis International Inc.	3,743	96
*	Federal-Mogul Holdings Corp.	9,080	87
*	Century Communities Inc.	4,165	86
	Hooker Furniture Corp.	3,123	85
*	Intrawest Resorts Holdings Inc.	4,827	85
*,^ Carmike Cinemas Inc.		2,392	81

	American Eagle Outfitters Inc.	4,824	80
*	Central Garden & Pet Co.	2,707	78
*,^ Lands' End Inc.		4,363	77
*	Monarch Casino & Resort Inc.	3,107	77
*	El Pollo Loco Holdings Inc.	5,930	75
	Citi Trends Inc.	4,221	73
*	Denny's Corp.	5,992	72
*	Party City Holdco Inc.	4,409	71
	Speedway Motorsports Inc.	3,447	71
*	Gray Television Inc.	6,967	70
	CSS Industries Inc.	2,577	70
*	Hovnanian Enterprises Inc. Class A	35,277	69
*	G-III Apparel Group Ltd.	2,558	69
*	Revlon Inc. Class A	2,497	69
*,^ Conn's Inc.		6,031	68
	MDC Partners Inc. Class A	10,630	66
*	Boot Barn Holdings Inc.	4,043	64
*	Tuesday Morning Corp.	13,342	62
	Chico's FAS Inc.	3,948	60
*	MarineMax Inc.	3,200	60
*	Reading International Inc. Class A	3,814	60
*,^ Sequential Brands Group Inc.		11,623	59
	Johnson Outdoors Inc. Class A	1,407	59
*	1-800-Flowers.com Inc. Class A	5,478	58
*	Hibbett Sports Inc.	1,400	56
	Lifetime Brands Inc.	3,282	55
*	Build-A-Bear Workshop Inc.	3,803	55
*	Ruby Tuesday Inc.	17,628	53
*	West Marine Inc.	5,514	53
	Weyco Group Inc.	1,821	52
*	Bridgepoint Education Inc.	5,110	52
	Saga Communications Inc. Class A	1,086	52
	Cracker Barrel Old Country Store Inc.	308	50
*	ZAGG Inc.	7,333	48
	Liberty Media Corp-Liberty Braves Series A	2,361	48
	Escalade Inc.	3,212	44
*	Delta Apparel Inc.	2,123	43
*	tronc Inc.	3,236	42
*	Fiesta Restaurant Group Inc.	1,444	41
	Bassett Furniture Industries Inc.	1,417	41
*	Penn National Gaming Inc.	3,092	41
	Strattec Security Corp.	1,039	40
*	Red Lion Hotels Corp.	4,289	38
*	J Alexander's Holdings Inc.	3,965	38
*	Kirkland's Inc.	2,431	36
*	Tilly's Inc. Class A	3,611	36
*,^ Sears Holdings Corp.		2,731	35
*	Arctic Cat Inc.	2,288	35
	Stage Stores Inc.	7,708	34
*	QuinStreet Inc.	10,505	34
	Golden Entertainment Inc.	2,693	33
*	New Home Co. Inc.	2,882	33
	Metaldyne Performance Group Inc.	1,627	33
*	JAKKS Pacific Inc.	4,648	33
*	Cooper-Standard Holdings Inc.	301	29
*	Daily Journal Corp.	111	27
*	Marchex Inc. Class B	9,771	26

*	Vince Holding Corp.	5,909	25
*	Vera Bradley Inc.	1,705	25
*	Century Casinos Inc.	3,510	24
*	Luby's Inc.	5,471	23
	At Home Group Inc.	1,752	23
*	Carrols Restaurant Group Inc.	1,550	21
*	Townsquare Media Inc. Class A	2,340	20
*	Cambium Learning Group Inc.	4,014	20
	Capella Education Co.	228	20
*	Fogo De Chao Inc.	1,399	19
*	Sears Hometown and Outlet Stores Inc.	3,166	19
	Empire Resorts Inc.	861	19
*	Container Store Group Inc.	3,138	18
	Salem Media Group Inc. Class A	3,110	18
*,^ Cogint Inc.		4,271	14
*	Gaia Inc. Class A	1,569	13
*	Kona Grill Inc.	1,084	13
*	Destination XL Group Inc.	2,925	12
*	Franklin Covey Co.	569	12
*	Eastman Kodak Co.	757	11
*	Eldorado Resorts Inc.	734	10
*	Rosetta Stone Inc.	1,239	10
*	Motorcar Parts of America Inc.	361	9
*	LGI Homes Inc.	253	8
	Carriage Services Inc. Class A	304	8
*	Weight Watchers International Inc.	546	6
	Liberty Tax Inc.	379	5
*	Noodles & Co. Class A	1,058	4
*	Sportsman's Warehouse Holdings Inc.	360	3
*	Hemisphere Media Group Inc. Class A	237	3
*	Radio One Inc.	613	2
			29,798
Consumer Staples (2.2%)
	Snyder's-Lance Inc.	24,114	899
*	United Natural Foods Inc.	14,908	700
	Fresh Del Monte Produce Inc.	9,069	562
	Sanderson Farms Inc.	5,989	483
	SpartanNash Co.	11,091	402
*	SUPERVALU Inc.	79,521	369
	Universal Corp.	6,633	365
	Vector Group Ltd.	15,716	336
*	Seaboard Corp.	81	332
	Andersons Inc.	8,032	316
	Dean Foods Co.	13,541	269
	Ingles Markets Inc. Class A	4,120	189
	Weis Markets Inc.	2,903	162
*	Omega Protein Corp.	6,184	148
	John B Sanfilippo & Son Inc.	1,808	115
	Cal-Maine Foods Inc.	2,074	85
*	Nutraceutical International Corp.	2,571	83
	Village Super Market Inc. Class A	2,178	75
*	Seneca Foods Corp. Class A	1,915	72
	AdvancePierre Foods Holdings Inc.	2,484	67
	Nature's Sunshine Products Inc.	2,593	39
*	Alliance One International Inc.	2,510	37
*	Craft Brew Alliance Inc.	2,391	36
*	Natural Grocers by Vitamin Cottage Inc.	2,751	29

*	Smart & Final Stores Inc.	1,919	26
	Alico Inc.	817	22
*	Synutra International Inc.	4,283	22
	Turning Point Brands Inc.	774	11
*	Chefs' Warehouse Inc.	455	6
	Limoneira Co.	218	4
			6,261
Energy (5.6%)
*	RSP Permian Inc.	29,471	1,316
*	PDC Energy Inc.	16,882	1,257
*	Oasis Petroleum Inc.	69,909	1,047
	Western Refining Inc.	24,073	863
	SemGroup Corp. Class A	19,844	715
*	NOW Inc.	32,217	694
	Golar LNG Ltd.	26,593	649
*	Oil States International Inc.	15,875	569
*	McDermott International Inc.	72,404	498
*	Synergy Resources Corp.	48,820	463
*	Denbury Resources Inc.	105,371	398
*	Forum Energy Technologies Inc.	17,814	387
	Delek US Holdings Inc.	18,324	368
*	Unit Corp.	15,058	366
*	Helix Energy Solutions Group Inc.	34,112	356
*	TerraForm Power Inc. Class A	26,017	329
*,^ Seadrill Ltd.		113,145	316
	Green Plains Inc.	10,886	295
*	SEACOR Holdings Inc.	4,709	292
	Archrock Inc.	20,648	278
*,^ Fairmount Santrol Holdings Inc.		23,615	227
*	SunCoke Energy Inc.	18,979	217
*,^ Clayton Williams Energy Inc.		1,825	206
*	Exterran Corp.	9,338	188
*	Newpark Resources Inc.	24,555	180
^	Atwood Oceanics Inc.	18,017	170
*	Cobalt International Energy Inc.	123,037	166
^	California Resources Corp.	9,471	165
*	REX American Resources Corp.	1,673	163
*	Matrix Service Co.	7,819	163
*	Ring Energy Inc.	10,496	134
*,^ Bill Barrett Corp.		14,414	113
*	Tesco Corp.	13,738	106
*	Renewable Energy Group Inc.	10,819	105
*	Natural Gas Services Group Inc.	3,678	105
	TerraForm Global Inc. Class A	27,324	104
*,^ Sunrun Inc.		18,660	95
*	Clean Energy Fuels Corp.	26,127	95
*,^ Sanchez Energy Corp.		11,199	94
*	Pioneer Energy Services Corp.	18,797	94
*	Westmoreland Coal Co.	5,419	94
	Alon USA Energy Inc.	9,413	88
*	Par Pacific Holdings Inc.	5,859	87
*	Geospace Technologies Corp.	3,903	83
*	Jones Energy Inc. Class A	17,794	82
*	Parker Drilling Co.	35,586	77
*	Pacific Ethanol Inc.	8,766	75
^	CVR Energy Inc.	4,467	75
*	Contango Oil & Gas Co.	6,963	69

*	Era Group Inc.	5,765	68
*	Green Brick Partners Inc.	6,946	64
*	TETRA Technologies Inc.	11,335	62
*	EP Energy Corp. Class A	11,320	60
*	RigNet Inc.	3,465	60
	Panhandle Oil and Gas Inc. Class A	2,276	56
*	Eclipse Resources Corp.	17,199	51
*	Independence Contract Drilling Inc.	8,858	50
*	Hornbeck Offshore Services Inc.	9,641	49
*	Dawson Geophysical Co.	6,021	47
*,^ CARBO Ceramics Inc.		5,741	47
*	EXCO Resources Inc.	42,902	44
*	Abraxas Petroleum Corp.	19,273	40
*	Ameresco Inc. Class A	6,347	38
*	Willbros Group Inc.	13,008	34
*,^ TerraVia Holdings Inc.		23,223	31
*,^ Northern Oil and Gas Inc.		13,675	31
*	TPI Composites Inc.	1,860	28
	Adams Resources & Energy Inc.	645	26
^	FuelCell Energy Inc.	8,761	20
*,^ Vivint Solar Inc.		6,394	19
*,^ W&T Offshore Inc.		10,746	18
*	Trecora Resources	1,108	13
*	Earthstone Energy Inc.	700	10
*	Erin Energy Corp.	4,777	10
*	EnerNOC Inc.	1,054	6
*	Global Geophysical Services Inc.	223	—
			16,058
Financial Services (41.6%)
	Webster Financial Corp.	27,734	1,376
	Prosperity Bancshares Inc.	20,318	1,344
	Investors Bancorp Inc.	89,131	1,207
	Umpqua Holdings Corp.	66,791	1,187
	New Residential Investment Corp.	72,721	1,124
	PrivateBancorp Inc.	23,533	1,101
	IBERIABANK Corp.	12,362	1,024
	UMB Financial Corp.	13,424	1,020
	Wintrust Financial Corp.	15,445	1,017
	Healthcare Realty Trust Inc.	34,195	1,005
	MB Financial Inc.	22,776	986
	Hudson Pacific Properties Inc.	27,996	976
	CNO Financial Group Inc.	53,777	963
	Hancock Holding Co.	23,100	960
	FNB Corp.	62,798	960
*	Stifel Financial Corp.	19,193	957
	Sunstone Hotel Investors Inc.	65,428	951
	Radian Group Inc.	64,823	944
	Gramercy Property Trust	107,687	941
*	Texas Capital Bancshares Inc.	12,881	937
*	MGIC Investment Corp.	103,261	937
	Fulton Financial Corp.	52,056	924
^	United Bankshares Inc.	19,943	920
	LaSalle Hotel Properties	32,432	910
	Washington Federal Inc.	27,305	886
	Sterling Bancorp	37,730	858
	Valley National Bancorp	74,061	840
	RLJ Lodging Trust	36,817	839

Glacier Bancorp Inc.	23,547	808
Cousins Properties Inc.	101,385	802
First Citizens BancShares Inc. Class A	2,236	797
Cathay General Bancorp	22,171	778
Education Realty Trust Inc.	19,095	775
Hope Bancorp Inc.	38,374	764
BancorpSouth Inc.	25,802	737
Community Bank System Inc.	12,881	730
Mack-Cali Realty Corp.	26,791	725
Pinnacle Financial Partners Inc.	11,118	717
First Industrial Realty Trust Inc.	27,088	716
Lexington Realty Trust	68,694	710
Great Western Bancorp Inc.	17,593	704
Selective Insurance Group Inc.	17,042	700
Medical Properties Trust Inc.	58,172	693
Colony Capital Inc. Class A	33,737	692
Chemical Financial Corp.	13,311	691
Columbia Banking System Inc.	17,298	689
* Enstar Group Ltd.	3,454	679
Old National Bancorp	39,723	677
Trustmark Corp.	20,063	676
* Genworth Financial Inc. Class A	150,027	642
DiamondRock Hospitality Co.	60,341	639
International Bancshares Corp.	16,226	632
CVB Financial Corp.	30,382	631
Hilltop Holdings Inc.	22,397	629
Acadia Realty Trust	18,913	625
Pebblebrook Hotel Trust	21,364	614
First Midwest Bancorp Inc.	25,025	608
Capitol Federal Financial Inc.	37,952	604
CBL & Associates Properties Inc.	50,610	600
South State Corp.	7,065	600
Colony Starwood Homes	19,550	597
EverBank Financial Corp.	30,928	597
Kite Realty Group Trust	24,698	594
United Community Banks Inc.	21,666	589
Janus Capital Group Inc.	42,938	580
GEO Group Inc.	17,326	576
Xenia Hotels & Resorts Inc.	31,161	545
Argo Group International Holdings Ltd.	8,592	545
Towne Bank	16,769	541
* American Equity Investment Life Holding Co.	25,791	535
Monogram Residential Trust Inc.	50,712	534
Simmons First National Corp. Class A	8,831	534
Northwest Bancshares Inc.	28,694	521
LegacyTexas Financial Group Inc.	13,264	521
Independent Bank Corp.	7,825	509
Renasant Corp.	12,228	507
Invesco Mortgage Capital Inc.	33,654	501
Kemper Corp.	12,185	499
* PRA Group Inc.	13,785	496
Provident Financial Services Inc.	18,293	493
First Financial Bancorp	18,357	492
Yadkin Financial Corp.	14,894	488
NBT Bancorp Inc.	12,593	487
Horace Mann Educators Corp.	12,038	483
New York REIT Inc.	49,869	481

WesBanco Inc.	11,940	476
Select Income REIT	19,076	466
Banner Corp.	8,943	466
^ Westamerica Bancorporation	7,373	457
Astoria Financial Corp.	27,513	450
Park National Corp.	4,021	449
Washington REIT	14,345	446
Union Bankshares Corp.	12,990	439
Washington Prime Group Inc.	43,461	435
First Merchants Corp.	12,220	420
Kearny Financial Corp.	27,688	419
Waddell & Reed Financial Inc. Class A	21,320	416
* MBIA Inc.	39,046	406
* FCB Financial Holdings Inc. Class A	9,039	400
Ramco-Gershenson Properties Trust	23,501	399
Franklin Street Properties Corp.	31,540	396
Government Properties Income Trust	21,051	396
Global Net Lease Inc.	50,939	387
Tompkins Financial Corp.	4,382	378
Boston Private Financial Holdings Inc.	24,861	373
Apollo Commercial Real Estate Finance Inc.	21,569	370
WSFS Financial Corp.	8,656	369
Summit Hotel Properties Inc.	25,907	368
S&T Bancorp Inc.	10,397	368
Beneficial Bancorp Inc.	21,129	368
CYS Investments Inc.	45,328	364
Navigators Group Inc.	3,408	359
Sabra Health Care REIT Inc.	16,138	357
Physicians Realty Trust	19,605	355
Redwood Trust Inc.	22,791	347
* Ambac Financial Group Inc.	13,815	338
Employers Holdings Inc.	9,573	338
First Commonwealth Financial Corp.	26,747	338
BNC Bancorp	10,989	332
PennyMac Mortgage Investment Trust	20,287	330
Stewart Information Services Corp.	6,849	325
^ Seritage Growth Properties Class A	6,700	319
* Piper Jaffray Cos.	4,371	319
Berkshire Hills Bancorp Inc.	9,296	316
^ First Financial Bankshares Inc.	7,296	314
* St. Joe Co.	15,013	312
American Assets Trust Inc.	7,708	309
Chesapeake Lodging Trust	12,999	308
CenterState Banks Inc.	13,727	308
Nelnet Inc. Class A	6,091	307
* LendingClub Corp.	54,241	307
Safety Insurance Group Inc.	4,349	306
Agree Realty Corp.	6,809	306
Brookline Bancorp Inc.	20,479	305
Lakeland Financial Corp.	7,132	301
Capstead Mortgage Corp.	28,899	299
United Fire Group Inc.	6,481	294
Hanmi Financial Corp.	9,282	285
Alexander & Baldwin Inc.	6,466	285
Southside Bancshares Inc.	7,250	279
Heartland Financial USA Inc.	6,497	278
Pennsylvania REIT	14,519	278

	Cardinal Financial Corp.	8,676	278
	FirstCash Inc.	6,009	276
	Infinity Property & Casualty Corp.	3,188	275
	Terreno Realty Corp.	10,082	274
	Rexford Industrial Realty Inc.	12,261	271
	City Holding Co.	4,366	268
	Stock Yards Bancorp Inc.	6,515	268
	Central Pacific Financial Corp.	8,961	265
	Kennedy-Wilson Holdings Inc.	12,400	265
*	Green Dot Corp. Class A	10,836	261
	United Financial Bancorp Inc.	15,269	258
	Banco Latinoamericano de Comercio Exterior SA	9,046	258
	RE/MAX Holdings Inc. Class A	5,257	258
	First Busey Corp.	9,354	256
	State Bank Financial Corp.	10,354	256
	Sandy Spring Bancorp Inc.	6,971	254
*	FNFV Group	19,466	249
*	Parkway Inc.	12,673	248
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,221	243
*	Walker & Dunlop Inc.	8,250	242
	ARMOUR Residential REIT Inc.	10,874	242
	Tier REIT Inc.	14,932	240
	Maiden Holdings Ltd.	15,543	239
	New Senior Investment Group Inc.	23,060	234
*	MTGE Investment Corp.	13,918	232
	Hersha Hospitality Trust Class A	11,518	232
	Meta Financial Group Inc.	2,513	229
	FBL Financial Group Inc. Class A	2,978	228
	Investors Real Estate Trust	36,213	228
	Washington Trust Bancorp Inc.	4,454	227
	TrustCo Bank Corp. NY	27,804	227
	Enterprise Financial Services Corp.	5,811	223
	First Interstate BancSystem Inc. Class A	5,864	221
*	KCG Holdings Inc. Class A	15,536	220
	Monmouth Real Estate Investment Corp.	15,599	219
	New York Mortgage Trust Inc.	32,589	218
	Meridian Bancorp Inc.	12,264	218
	Chatham Lodging Trust	11,288	216
	Flushing Financial Corp.	8,225	215
*	Third Point Reinsurance Ltd.	18,114	215
*	First BanCorp	36,083	214
	Northfield Bancorp Inc.	11,455	212
*	HomeStreet Inc.	7,212	209
	MainSource Financial Group Inc.	6,845	209
	Univest Corp. of Pennsylvania	7,301	208
	InfraREIT Inc.	12,096	207
	German American Bancorp Inc.	4,350	206
	Oritani Financial Corp.	11,681	206
*	Greenlight Capital Re Ltd. Class A	8,890	202
	Independent Bank Group Inc.	3,349	201
	Lakeland Bancorp Inc.	11,444	201
	ConnectOne Bancorp Inc.	8,505	200
	Virtus Investment Partners Inc.	1,723	200
	Heritage Financial Corp	8,734	198
	Community Trust Bancorp Inc.	4,666	197
*,^ Encore Capital Group Inc.		7,162	197
	BancFirst Corp.	2,392	196

	NorthStar Realty Europe Corp.	18,137	195
	National Storage Affiliates Trust	9,393	193
	Getty Realty Corp.	7,964	191
	TriCo Bancshares	6,116	191
	Retail Opportunity Investments Corp.	9,173	189
	Easterly Government Properties Inc.	9,717	188
	1st Source Corp.	4,777	188
*	Seacoast Banking Corp. of Florida	9,062	186
	Altisource Residential Corp.	15,601	184
*	INTL. FCStone Inc.	4,429	182
	Bryn Mawr Bank Corp.	4,890	180
	Camden National Corp.	4,580	178
*	Flagstar Bancorp Inc.	6,319	178
*	Pacific Premier Bancorp Inc.	5,511	177
*	EZCORP Inc. Class A	15,069	176
	Silver Bay Realty Trust Corp.	9,902	173
	OFG Bancorp	12,812	173
	National Western Life Group Inc. Class A	661	173
	First Potomac Realty Trust	17,560	173
	Bridge Bancorp Inc.	5,092	171
	Dime Community Bancshares Inc.	9,143	171
	First of Long Island Corp.	6,558	168
	Ashford Hospitality Trust Inc.	23,592	166
	Great Southern Bancorp Inc.	3,339	166
	James River Group Holdings Ltd.	4,201	164
	Ladder Capital Corp.	11,304	162
	Preferred Bank	3,562	161
	Cedar Realty Trust Inc.	24,413	157
	Investment Technology Group Inc.	8,361	156
^	PJT Partners Inc.	5,283	156
	Mercantile Bank Corp.	4,678	153
*	Ocwen Financial Corp.	29,525	152
	AG Mortgage Investment Trust Inc.	8,617	152
	Anworth Mortgage Asset Corp.	28,694	149
	Capital Bank Financial Corp.	4,167	149
	CoBiz Financial Inc.	9,763	148
	Stonegate Bank	3,767	147
	First Bancorp	5,824	146
	Independence Realty Trust Inc.	16,973	145
	OceanFirst Financial Corp.	5,995	142
	Suffolk Bancorp	3,388	141
	Peoples Bancorp Inc.	4,745	139
	Federal Agricultural Mortgage Corp.	2,560	138
	Fidelity Southern Corp.	6,152	137
	National General Holdings Corp.	6,000	136
	First Financial Corp.	2,930	134
	Waterstone Financial Inc.	7,486	134
	QCR Holdings Inc.	3,499	133
	Horizon Bancorp	5,812	132
*	TriState Capital Holdings Inc.	6,467	132
	CatchMark Timber Trust Inc. Class A	11,958	131
*	Customers Bancorp Inc.	4,252	130
	First Community Bancshares Inc.	4,571	129
	Western Asset Mortgage Capital Corp.	12,037	129
*,^ Citizens Inc. Class A		13,698	126
	Pacific Continental Corp.	6,362	126
	Arrow Financial Corp.	3,328	126

	Gladstone Commercial Corp.	6,845	126
	Peapack Gladstone Financial Corp.	4,692	126
*	NMI Holdings Inc. Class A	14,554	125
	Financial Institutions Inc.	4,075	125
	RLI Corp.	2,072	124
*	Forestar Group Inc.	9,150	123
	First Defiance Financial Corp.	2,598	120
	Four Corners Property Trust Inc.	6,179	119
	Bank of Marin Bancorp	1,848	117
	State Auto Financial Corp.	4,546	117
*	CU Bancorp	4,187	117
*	HomeTrust Bancshares Inc.	4,919	117
	Ameris Bancorp	2,597	116
	CorEnergy Infrastructure Trust Inc.	3,533	116
	Southwest Bancorp Inc.	5,280	115
	Blue Hills Bancorp Inc.	6,626	115
	Independent Bank Corp.	6,055	114
*	Eagle Bancorp Inc.	1,943	114
	Heritage Insurance Holdings Inc.	7,888	114
	United Community Financial Corp.	13,813	113
	State National Cos. Inc.	8,340	112
	Ares Commercial Real Estate Corp.	8,056	109
	Bank Mutual Corp.	12,129	109
	Arlington Asset Investment Corp. Class A	6,622	108
*	Tejon Ranch Co.	4,096	107
*	Bancorp Inc.	15,408	107
	Clifton Bancorp Inc.	6,492	106
	West Bancorporation Inc.	4,755	106
	Republic Bancorp Inc. Class A	2,828	105
	NexPoint Residential Trust Inc.	5,337	105
*	Cowen Group Inc. Class A	28,621	104
	Whitestone REIT	7,739	104
*	Nicolet Bankshares Inc.	2,306	102
*	World Acceptance Corp.	1,770	100
	Park Sterling Corp.	10,132	99
*	Triumph Bancorp Inc.	4,581	98
	CNB Financial Corp.	4,123	96
	One Liberty Properties Inc.	3,888	95
	Guaranty Bancorp	4,451	95
*	MoneyGram International Inc.	8,656	95
	Peoples Financial Services Corp.	2,095	92
	Dynex Capital Inc.	13,355	92
	Enterprise Bancorp Inc.	2,913	92
	OneBeacon Insurance Group Ltd. Class A	5,987	92
*	Global Indemnity Ltd.	2,459	92
	AMERISAFE Inc.	1,432	91
*	Enova International Inc.	7,806	91
	Preferred Apartment Communities Inc. Class A	6,664	91
*,^ Nationstar Mortgage Holdings Inc.		5,255	89
*	Allegiance Bancshares Inc.	2,913	89
	Ashford Hospitality Prime Inc.	6,934	89
	Farmers National Banc Corp.	7,472	89
	Cass Information Systems Inc.	1,256	88
	People's Utah Bancorp	3,802	88
	First Bancorp Inc.	3,010	87
	Heritage Commerce Corp.	6,891	85
	Merchants Bancshares Inc.	1,701	84

	RAIT Financial Trust	27,269	84
*	PICO Holdings Inc.	5,838	83
	Old Second Bancorp Inc.	9,070	83
	Fidelity & Guaranty Life	3,518	83
	Citizens & Northern Corp.	3,464	83
	Community Healthcare Trust Inc.	3,787	82
	MidWestOne Financial Group Inc.	2,452	82
^	HCI Group Inc.	2,526	82
*	National Commerce Corp.	2,487	81
	Carolina Financial Corp.	3,020	80
*	HarborOne Bancorp Inc.	4,240	80
	Sierra Bancorp	3,467	79
	Farmers Capital Bank Corp.	2,204	79
	Bar Harbor Bankshares	1,758	77
	Ames National Corp.	2,570	77
*	Franklin Financial Network Inc.	2,033	77
	Resource Capital Corp.	9,091	77
*	Green Bancorp Inc.	6,111	76
	American National Bankshares Inc.	2,419	75
	First Mid-Illinois Bancshares Inc.	2,447	74
	Baldwin & Lyons Inc.	2,806	74
	LTC Properties Inc.	1,624	74
	Macatawa Bank Corp.	7,806	74
*	First Foundation Inc.	2,625	74
*	Cascade Bancorp	9,970	73
	National Bankshares Inc.	2,002	72
	Sun Bancorp Inc.	3,139	72
	First Connecticut Bancorp Inc.	3,245	70
	Heritage Oaks Bancorp	7,043	70
	Territorial Bancorp Inc.	2,226	70
*	BSB Bancorp Inc.	2,625	70
*	PennyMac Financial Services Inc. Class A	4,014	70
*	FRP Holdings Inc.	1,840	70
*	Regional Management Corp.	2,823	70
	Bluerock Residential Growth REIT Inc. Class A	5,498	69
*	Safeguard Scientifics Inc.	5,868	69
	EMC Insurance Group Inc.	2,484	69
	UMH Properties Inc.	5,140	67
*	Atlantic Capital Bancshares Inc.	4,161	67
^	Access National Corp.	2,434	67
	WashingtonFirst Bankshares Inc.	2,400	66
*	Ladenburg Thalmann Financial Services Inc.	26,796	65
*	On Deck Capital Inc.	14,033	65
	Penns Woods Bancorp Inc.	1,356	64
	Federated National Holding Co.	3,677	64
	BankFinancial Corp.	4,478	63
^	Orchid Island Capital Inc.	5,864	63
	Universal Insurance Holdings Inc.	2,612	63
*	NewStar Financial Inc.	7,362	62
^	Banc of California Inc.	4,136	62
	EVERTEC Inc.	3,414	62
	Capital City Bank Group Inc.	3,278	62
*,^ Wins Finance Holdings Inc.		405	62
	Summit Financial Group Inc.	2,499	61
	Great Ajax Corp.	4,685	61
	Greenhill & Co. Inc.	2,155	60
	GAIN Capital Holdings Inc.	9,162	59

	Codorus Valley Bancorp Inc.	2,409	58
	Charter Financial Corp.	4,023	58
	Northrim BanCorp Inc.	1,996	56
*	Stratus Properties Inc.	1,885	56
	Owens Realty Mortgage Inc.	3,073	56
	OM Asset Management plc	3,771	55
^	ACNB Corp.	1,782	55
	Old Line Bancshares Inc.	2,498	55
	LCNB Corp.	2,634	55
*	Republic First Bancorp Inc.	10,076	54
	First Business Financial Services Inc.	2,430	53
	Investors Title Co.	432	53
*	Southern First Bancshares Inc.	1,718	53
	Bear State Financial Inc.	5,316	53
	Shore Bancshares Inc.	3,758	52
*,^ Trinity Place Holdings Inc.		5,174	52
	Premier Financial Bancorp Inc.	2,798	51
	MBT Financial Corp.	5,359	51
	Lake Sunapee Bank Group	2,343	51
	Oppenheimer Holdings Inc. Class A	2,890	51
	Southern Missouri Bancorp Inc.	1,750	51
	Home Bancorp Inc.	1,500	51
	Southern National Bancorp of Virginia Inc.	3,360	50
	Western New England Bancorp Inc.	5,930	50
	Orrstown Financial Services Inc.	2,218	49
	Middleburg Financial Corp.	1,415	49
*	First Northwest Bancorp	3,317	49
	Century Bancorp Inc. Class A	899	49
	MutualFirst Financial Inc.	1,630	48
*	Equity Bancshares Inc. Class A	1,533	48
	Kinsale Capital Group Inc.	1,660	47
	B. Riley Financial Inc.	2,811	47
	First Financial Northwest Inc.	2,750	47
*	Xenith Bankshares Inc.	18,624	47
	SI Financial Group Inc.	3,317	46
	Independence Holding Co.	2,320	46
	Associated Capital Group Inc. Class A	1,351	46
	First Internet Bancorp	1,570	46
	Opus Bank	1,787	45
	Tiptree Financial Inc. Class A	6,959	45
*	First Community Financial Partners Inc.	4,103	45
*	AV Homes Inc.	2,779	44
	Central Valley Community Bancorp	2,656	44
	C&F Financial Corp.	964	43
*	Impac Mortgage Holdings Inc.	2,810	43
*	Hallmark Financial Services Inc.	4,016	43
	Bankwell Financial Group Inc.	1,451	42
	Donegal Group Inc. Class A	2,494	40
	Provident Financial Holdings Inc.	1,995	39
	Farmland Partners Inc.	3,505	39
	ESSA Bancorp Inc.	2,482	37
	FelCor Lodging Trust Inc.	4,916	36
	Calamos Asset Management Inc. Class A	5,097	35
	Hingham Institution for Savings	204	34
*	Veritex Holdings Inc.	1,710	34
	Midland States Bancorp Inc.	1,038	34
	Manning & Napier Inc.	4,462	33

	GAMCO Investors Inc. Class A	1,068	33
*	First NBC Bank Holding Co.	4,630	33
	Blue Capital Reinsurance Holdings Ltd.	1,798	32
	Chemung Financial Corp.	982	31
*,^ Walter Investment Management Corp.		5,248	30
*	Pacific Mercantile Bancorp	4,665	28
*	Provident Bancorp Inc.	1,531	28
*	Atlas Financial Holdings Inc.	1,633	28
*	BofI Holding Inc.	994	23
*	UCP Inc.	2,124	23
	Saul Centers Inc.	349	22
	City Office REIT Inc.	1,699	21
	FBR & Co.	1,753	20
*	BBX Capital Corp.	866	19
	United Insurance Holdings Corp.	1,266	17
	Greene County Bancorp Inc.	771	17
	Global Medical REIT Inc.	2,080	15
	Armada Hoffler Properties Inc.	1,067	15
	Alexander's Inc.	34	15
	CPI Card Group Inc.	3,655	14
*	Paragon Commercial Corp.	308	12
	California First National Bancorp	760	12
	Pzena Investment Management Inc. Class A	1,050	10
	County Bancorp Inc.	453	10
	Medley Management Inc. Class A	880	9
	Consolidated-Tomoka Land Co.	121	6
	Griffin Industrial Realty Inc.	201	6
	Virtu Financial Inc. Class A	452	6
	Union Bankshares Inc.	110	5
	Value Line Inc.	29	1
	Fifth Street Asset Management Inc.	7	—
			119,334
Health Care (4.3%)
*	Wright Medical Group NV	31,184	719
*	Haemonetics Corp.	15,266	605
	Owens & Minor Inc.	16,418	557
*	Halyard Health Inc.	14,085	523
*	Exelixis Inc.	25,649	434
*	Bluebird Bio Inc.	6,932	418
*	Array BioPharma Inc.	46,092	373
*	Five Prime Therapeutics Inc.	6,311	363
	CONMED Corp.	8,320	363
*	Select Medical Holdings Corp.	29,602	360
	Analogic Corp.	3,332	307
	Integer Holdings Corp.	9,026	255
*	AMAG Pharmaceuticals Inc.	7,166	238
	National HealthCare Corp.	3,411	234
*	Acorda Therapeutics Inc.	11,001	229
*	Molina Healthcare Inc.	4,290	227
*	Healthways Inc.	9,532	221
*	Retrophin Inc.	10,789	221
*	Momenta Pharmaceuticals Inc.	15,450	219
*	PharMerica Corp.	9,039	217
*	ICU Medical Inc.	1,362	205
*,^ Lannett Co. Inc.		8,304	190
*	Merit Medical Systems Inc.	7,814	184
*	Community Health Systems Inc.	32,999	180

*	LHC Group Inc.	4,194	176
	Kindred Healthcare Inc.	25,061	167
*	Triple-S Management Corp. Class B	7,015	156
*	Magellan Health Inc.	2,130	155
*	Enanta Pharmaceuticals Inc.	4,610	145
*	Universal American Corp.	14,088	141
*	Luminex Corp.	6,861	140
*	REGENXBIO Inc.	5,974	133
*	AngioDynamics Inc.	7,956	130
*	Atara Biotherapeutics Inc.	6,496	129
*	Ardelyx Inc.	8,193	121
*	Otonomy Inc.	7,074	120
*	Versartis Inc.	8,843	110
	Invacare Corp.	9,504	109
	PDL BioPharma Inc.	49,714	109
*	PTC Therapeutics Inc.	9,728	108
*,^ Celldex Therapeutics Inc.		27,998	107
*	K2M Group Holdings Inc.	5,231	98
*	Zogenix Inc.	7,288	92
*	Spectrum Pharmaceuticals Inc.	20,151	79
*	Exactech Inc.	3,082	77
*	Merrimack Pharmaceuticals Inc.	13,485	74
*	Almost Family Inc.	1,782	72
*	Addus HomeCare Corp.	1,991	69
*,^ Albany Molecular Research Inc.		4,059	68
*	Akebia Therapeutics Inc.	7,418	64
	CryoLife Inc.	3,229	63
*	Chimerix Inc.	12,675	62
*	Medicines Co.	1,703	60
*,^ Omeros Corp.		4,793	59
*	Stemline Therapeutics Inc.	4,169	55
*	Karyopharm Therapeutics Inc.	5,556	51
*	RTI Surgical Inc.	16,845	49
*	Cara Therapeutics Inc.	5,101	46
*	Tetraphase Pharmaceuticals Inc.	10,843	45
*	Esperion Therapeutics Inc.	4,188	44
*	Cidara Therapeutics Inc.	4,174	43
*	ARIAD Pharmaceuticals Inc.	2,934	40
*	Epizyme Inc.	3,501	39
*,^ Adamas Pharmaceuticals Inc.		2,515	38
*	Anika Therapeutics Inc.	798	37
*,^ Nobilis Health Corp.		15,551	37
*	AtriCure Inc.	1,957	35
*,^ Bellicum Pharmaceuticals Inc.		1,961	35
*	Surgery Partners Inc.	2,319	34
*	Edge Therapeutics Inc.	2,809	34
*	BioScrip Inc.	29,582	34
*	Egalet Corp.	4,985	34
	Meridian Bioscience Inc.	1,827	32
*,^ NantKwest Inc.		4,487	29
*	Endocyte Inc.	10,731	29
*,^ TransEnterix Inc.		18,678	28
*	OvaScience Inc.	8,133	27
*	Concert Pharmaceuticals Inc.	2,972	27
*	Innoviva Inc.	2,524	26
	Cotiviti Holdings Inc.	858	26
*	Voyager Therapeutics Inc.	1,895	24

*	Zafgen Inc.	6,854	23
	Medpace Holdings Inc.	624	22
*	BioCryst Pharmaceuticals Inc.	3,967	22
*	Portola Pharmaceuticals Inc.	1,165	21
*,^ Cerus Corp.		3,900	20
*	Ignyta Inc.	2,969	19
*	Adverum Biotechnologies Inc.	6,468	18
*	Agenus Inc.	4,438	18
*	Genesis Healthcare Inc.	4,518	16
*,^ TherapeuticsMD Inc.		2,701	16
*	NewLink Genetics Corp.	1,439	16
*	WaVe Life Sciences Ltd.	396	14
*	Cellular Biomedicine Group Inc.	1,045	14
*	Rigel Pharmaceuticals Inc.	5,287	14
	Selecta Biosciences Inc.	612	13
*	Corvus Pharmaceuticals Inc.	788	12
*	Accelerate Diagnostics Inc.	416	10
	Protagonist Therapeutics Inc.	416	10
*	Quidel Corp.	437	10
*	Dimension Therapeutics Inc.	2,149	9
*,^ Rockwell Medical Inc.		1,451	9
	Phibro Animal Health Corp. Class A	342	9
	Clearside Biomedical Inc.	516	8
*	American Renal Associates Holdings Inc.	307	8
*,^ Immunomedics Inc.		2,127	7
	Audentes Therapeutics Inc.	412	7
	Syndax Pharmaceuticals Inc.	693	7
	NantHealth Inc.	412	5
	National Research Corp. Class A	292	5
*	Enzo Biochem Inc.	668	5
*	Aratana Therapeutics Inc.	609	4
*,^ Idera Pharmaceuticals Inc.		2,002	3
*	Inotek Pharmaceuticals Corp.	490	3
*	Pfenex Inc.	313	3
*	Neos Therapeutics Inc.	393	3
*	Flex Pharma Inc.	442	3
*	Codexis Inc.	555	3
*	Osiris Therapeutics Inc.	404	2
*	Trovagene Inc.	650	2
*	Arrowhead Pharmaceuticals Inc.	1,142	2
*	Immune Design Corp.	185	1
*	Titan Pharmaceuticals Inc.	308	1
*	Infinity Pharmaceuticals Inc.	1,091	1
	Tactile Systems Technology Inc.	8	—
*	PharmAthene Inc.	37	—
*	Syros Pharmaceuticals Inc.	8	—
	Kadmon Holdings Inc.	16	—
*	CytRx Corp.	102	—
*	Athersys Inc.	24	—
			12,431
Materials & Processing (5.5%)
	Olin Corp.	49,785	1,294
	Commercial Metals Co.	34,233	753
	Hecla Mining Co.	114,897	699
*,^ AK Steel Holding Corp.		70,840	647
*,^ Cliffs Natural Resources Inc.		66,775	588
^	Allegheny Technologies Inc.	32,374	568

*	MRC Global Inc.	27,912	562
*	Stillwater Mining Co.	36,504	549
	Carpenter Technology Corp.	14,319	512
	KapStone Paper and Packaging Corp.	24,186	494
	Innospec Inc.	7,060	464
	Stepan Co.	5,322	432
	Greif Inc. Class A	7,657	393
	Minerals Technologies Inc.	4,831	391
	Cabot Microelectronics Corp.	6,237	372
	Schweitzer-Mauduit International Inc.	7,429	312
*	Chemtura Corp.	9,212	304
	PH Glatfelter Co.	13,147	302
	A Schulman Inc.	8,510	283
	Kaiser Aluminum Corp.	3,410	281
*	Kraton Corp.	8,850	273
	Calgon Carbon Corp.	15,133	268
	Materion Corp.	5,920	227
	Chemours Co.	9,015	223
	Ferroglobe plc	19,424	222
	Tronox Ltd. Class A	19,018	216
	Schnitzer Steel Industries Inc.	7,631	213
	Mueller Industries Inc.	5,357	204
*	TimkenSteel Corp.	11,733	185
	Quanex Building Products Corp.	9,231	180
	Haynes International Inc.	4,033	176
	Tredegar Corp.	7,549	168
	American Vanguard Corp.	8,366	152
*	Gibraltar Industries Inc.	3,296	148
*	Unifi Inc.	4,692	146
*	Rexnord Corp.	6,532	144
*	Ingevity Corp.	2,533	133
	NN Inc.	7,780	132
*	Century Aluminum Co.	13,794	127
	Quaker Chemical Corp.	971	124
*	Coeur Mining Inc.	12,780	123
*	Armstrong Flooring Inc.	6,470	121
^	Greif Inc. Class B	1,703	114
	Hawkins Inc.	2,284	111
*	Veritiv Corp.	2,284	107
	FutureFuel Corp.	7,393	101
*	GCP Applied Technologies Inc.	3,309	93
*	Landec Corp.	6,038	86
	Kronos Worldwide Inc.	6,299	79
	Universal Forest Products Inc.	745	74
	Rayonier Advanced Materials Inc.	4,958	69
*	DMC Global Inc.	4,192	69
	Olympic Steel Inc.	2,681	66
	Oil-Dri Corp. of America	1,501	60
	LSI Industries Inc.	5,967	59
*	BMC Stock Holdings Inc.	3,086	58
*	Louisiana-Pacific Corp.	2,909	56
*	Ryerson Holding Corp.	3,818	55
	KMG Chemicals Inc.	1,488	50
*	UFP Technologies Inc.	1,923	48
*	Koppers Holdings Inc.	1,235	47
*,^ LSB Industries Inc.		6,034	46
*	OMNOVA Solutions Inc.	4,734	45

*	Boise Cascade Co.	1,741	40
	Interface Inc. Class A	2,233	39
	United States Lime & Minerals Inc.	530	38
	Ampco-Pittsburgh Corp.	2,405	37
	Innophos Holdings Inc.	611	33
	Griffon Corp.	1,386	33
	Valhi Inc.	6,593	20
	Aceto Corp.	987	20
*	Handy & Harman Ltd.	841	19
*	AgroFresh Solutions Inc.	6,681	19
	Global Brass & Copper Holdings Inc.	619	18
*	NL Industries Inc.	2,185	14
	Gold Resource Corp.	2,897	12
*	Lawson Products Inc.	484	11
	CompX International Inc.	448	6
			15,957
Other (0.0%)2
*	Leap Wireless International Inc. CVR	7,564	19
*	MedEquities Realty Trust Inc.	550	6
*	Mammoth Energy Services Inc.	280	4
*	Extraction Oil & Gas Inc.	171	4
	Acushnet Holdings Corp.	200	4
*	Camping World Holdings Inc. Class A	114	3
*	Advanced Disposal Services Inc.	150	3
	Obalon Therapeutics Inc.	214	3
	elf Beauty Inc.	70	2
*	iRhythm Technologies Inc.	70	2
*	Valvoline Inc.	93	2
	Coupa Software Inc.	60	2
	Quantenna Communications Inc.	100	2
	Ra Pharmaceuticals Inc.	140	2
	FB Financial Corp.	70	2
*	AquaVenture Holdings Ltd.	60	1
	Blackline Inc.	30	1
*	Ferroglobe R&W Trust	19,424	—
*	Gerber Scientific Inc. CVR	519	—
			62
Producer Durables (13.0%)
*,^ XPO Logistics Inc.		29,343	1,307
	EMCOR Group Inc.	15,061	1,045
*	Teledyne Technologies Inc.	7,314	913
	Joy Global Inc.	29,540	828
	Kennametal Inc.	23,766	820
*	Esterline Technologies Corp.	8,911	784
	ABM Industries Inc.	16,619	731
	EnerSys	9,149	728
	Barnes Group Inc.	15,102	698
	GATX Corp.	12,243	669
	Tetra Tech Inc.	14,448	619
*	KLX Inc.	15,761	614
*	Moog Inc. Class A	8,612	601
	UniFirst Corp.	4,130	584
	SkyWest Inc.	14,996	553
*	FTI Consulting Inc.	11,348	485
*	Darling Ingredients Inc.	35,616	481
*	Navistar International Corp.	14,083	433

ESCO Technologies Inc.	7,598	425
Triumph Group Inc.	14,722	409
* OSI Systems Inc.	5,268	399
* ACCO Brands Corp.	31,942	398
AAR Corp.	10,081	372
Applied Industrial Technologies Inc.	6,182	370
* Atlas Air Worldwide Holdings Inc.	7,334	362
Curtiss-Wright Corp.	3,595	361
* TopBuild Corp.	9,917	360
Werner Enterprises Inc.	13,278	359
Kaman Corp.	7,318	356
* Navigant Consulting Inc.	14,371	355
Albany International Corp.	7,593	355
Cubic Corp.	7,535	349
Convergys Corp.	13,155	340
Harsco Corp.	24,270	340
* SPX FLOW Inc.	10,525	330
* Sykes Enterprises Inc.	11,606	327
* Chart Industries Inc.	9,051	322
CIRCOR International Inc.	4,967	315
Aircastle Ltd.	14,590	313
* Saia Inc.	7,470	312
Greenbrier Cos. Inc.	8,022	311
* SPX Corp.	12,555	307
* Huron Consulting Group Inc.	5,630	297
* ICF International Inc.	5,341	296
* TriMas Corp.	13,320	286
Federal Signal Corp.	17,744	280
* Rush Enterprises Inc. Class A	9,050	274
Matson Inc.	7,087	267
Briggs & Stratton Corp.	12,645	262
* Aegion Corp. Class A	10,622	257
McGrath RentCorp	6,950	257
^ Nordic American Tankers Ltd.	29,836	256
^ Ship Finance International Ltd.	17,698	255
Encore Wire Corp.	5,983	254
* Tutor Perini Corp.	9,444	246
* TrueBlue Inc.	11,676	245
Actuant Corp. Class A	9,151	237
* PHH Corp.	15,682	228
* Manitowoc Co. Inc.	37,674	225
ArcBest Corp.	7,229	220
* Babcock & Wilcox Enterprises Inc.	13,772	219
Essendant Inc.	11,084	215
Astec Industries Inc.	3,102	206
* Air Transport Services Group Inc.	12,663	205
Scorpio Tankers Inc.	48,377	205
MSA Safety Inc.	3,291	205
* Wabash National Corp.	14,197	196
* Thermon Group Holdings Inc.	10,153	195
* Engility Holdings Inc.	5,374	195
* Wesco Aircraft Holdings Inc.	13,165	194
GasLog Ltd.	12,160	191
* CBIZ Inc.	15,231	189
Triton International Ltd.	9,713	187
Korn/Ferry International	7,173	182
* Aerojet Rocketdyne Holdings Inc.	8,802	179

Kelly Services Inc. Class A	8,787	177
Resources Connection Inc.	10,921	176
Marten Transport Ltd.	7,020	171
* MYR Group Inc.	4,461	167
Granite Construction Inc.	2,813	166
Kadant Inc.	2,624	164
* Modine Manufacturing Co.	13,973	164
Alamo Group Inc.	2,235	163
* CSW Industrials Inc.	4,418	161
* Aerovironment Inc.	5,618	159
* RPX Corp.	15,119	158
Bristow Group Inc.	9,986	156
^ Titan International Inc.	13,213	153
Columbus McKinnon Corp.	5,740	151
* Casella Waste Systems Inc. Class A	11,521	146
* FARO Technologies Inc.	3,746	136
^ Frontline Ltd.	19,297	136
G&K Services Inc. Class A	1,393	134
* DXP Enterprises Inc.	3,805	128
Ennis Inc.	7,883	127
Hyster-Yale Materials Handling Inc.	1,908	123
CECO Environmental Corp.	8,560	121
Teekay Corp.	15,173	120
Brady Corp. Class A	3,243	119
Heidrick & Struggles International Inc.	5,390	114
Quad/Graphics Inc.	4,057	114
NACCO Industries Inc. Class A	1,158	110
Powell Industries Inc.	2,553	110
Park-Ohio Holdings Corp.	2,487	105
Mobile Mini Inc.	3,397	104
American Railcar Industries Inc.	2,305	103
Raven Industries Inc.	3,982	100
* Kratos Defense & Security Solutions Inc.	13,572	99
VSE Corp.	2,541	98
DHT Holdings Inc.	26,844	95
* YRC Worldwide Inc.	7,490	95
* Roadrunner Transportation Systems Inc.	9,146	92
* Ducommun Inc.	3,143	90
Scorpio Bulkers Inc.	16,854	88
Spartan Motors Inc.	9,787	88
* Overseas Shipholding Group Inc. Class A	11,235	87
CRA International Inc.	2,559	84
Teekay Tankers Ltd. Class A	34,309	80
* Orion Group Holdings Inc.	7,721	77
Standex International Corp.	864	76
Miller Industries Inc.	2,950	75
* Covenant Transportation Group Inc. Class A	3,475	72
* Titan Machinery Inc.	5,141	72
* Control4 Corp.	6,016	69
* Liquidity Services Inc.	7,458	69
* Great Lakes Dredge & Dock Corp.	15,605	66
^ Textainer Group Holdings Ltd.	6,738	65
* Vishay Precision Group Inc.	3,547	65
Graham Corp.	2,901	64
Celadon Group Inc.	7,914	64
* Rush Enterprises Inc. Class B	2,273	63
Hurco Cos. Inc.	1,856	60

*	Vectrus Inc.	2,531	58
	Ardmore Shipping Corp.	8,548	58
*	Layne Christensen Co.	5,453	58
*	Ascent Capital Group Inc. Class A	3,042	55
	FreightCar America Inc.	3,590	53
*	TRC Cos. Inc.	5,323	52
	Marlin Business Services Corp.	2,469	50
*	Dorian LPG Ltd.	7,154	50
*	PHI Inc.	3,289	50
	Knight Transportation Inc.	1,415	49
*	HC2 Holdings Inc.	9,976	47
*	Maxwell Technologies Inc.	9,356	47
*	Gener8 Maritime Inc.	11,480	47
	Costamare Inc.	7,737	45
	Altra Industrial Motion Corp.	1,208	42
*	ServiceSource International Inc.	7,077	42
	Preformed Line Products Co.	744	42
*	CAI International Inc.	4,643	41
	Navios Maritime Acquisition Corp.	24,550	39
	Hardinge Inc.	3,539	39
	Lindsay Corp.	449	38
*	Advanced Energy Industries Inc.	664	37
*	Willis Lease Finance Corp.	1,293	35
	Watts Water Technologies Inc. Class A	504	34
*	Hub Group Inc. Class A	801	34
*	Gencor Industries Inc.	2,375	33
	Tidewater Inc.	14,078	32
	Franklin Electric Co. Inc.	799	31
	Atkore International Group Inc.	1,452	31
*	ExOne Co.	2,935	29
	Douglas Dynamics Inc.	904	29
	Tennant Co.	368	28
*	Heritage-Crystal Clean Inc.	1,666	27
*	American Superconductor Corp.	3,502	27
	Sun Hydraulics Corp.	678	27
	MTS Systems Corp.	487	26
*,^ Plug Power Inc.		19,015	26
*	Echo Global Logistics Inc.	1,000	25
*	Neff Corp. Class A	1,827	24
	Kimball International Inc. Class B	1,590	24
*	USA Truck Inc.	2,628	24
	Supreme Industries Inc. Class A	1,651	23
*	Virgin America Inc.	400	23
*	Global Sources Ltd.	2,510	23
*	Blue Bird Corp.	1,347	22
	General Cable Corp.	1,126	21
*	Hill International Inc.	5,236	21
*	NV5 Global Inc.	554	20
	Gorman-Rupp Co.	648	19
*	Team Inc.	544	19
*	PAM Transportation Services Inc.	662	16
*	Radiant Logistics Inc.	4,320	16
	Universal Logistics Holdings Inc.	807	11
*	Milacron Holdings Corp.	535	9
*	SP Plus Corp.	247	7
*	InnerWorkings Inc.	735	7
*	Vicor Corp.	422	6

	IES Holdings Inc.	220	4
*	Power Solutions International Inc.	302	4
	Workhorse Group Inc.	237	2
*	PFSweb Inc.	180	1
			37,193
Technology (10.0%)
	Mentor Graphics Corp.	32,259	1,179
*	Finisar Corp.	32,367	1,076
*	Advanced Micro Devices Inc.	117,619	1,048
	SYNNEX Corp.	8,811	1,030
*	CACI International Inc. Class A	7,321	947
*	Tech Data Corp.	10,508	892
	Intersil Corp. Class A	40,255	892
	MKS Instruments Inc.	15,146	872
*	NetScout Systems Inc.	27,210	849
*	Sanmina Corp.	22,038	724
*	Verint Systems Inc.	18,892	709
*	Anixter International Inc.	8,641	675
	Vishay Intertechnology Inc.	40,782	618
*	DigitalGlobe Inc.	18,897	608
*	Viavi Solutions Inc.	70,491	553
*	Plexus Corp.	9,919	507
*	TiVo Corp.	24,125	489
*	Knowles Corp.	26,411	423
*	Benchmark Electronics Inc.	14,897	422
*	II-VI Inc.	12,952	391
*	Insight Enterprises Inc.	10,925	383
	Progress Software Corp.	12,799	378
*,^ Ambarella Inc.		5,741	353
	Brooks Automation Inc.	20,497	334
*	Amkor Technology Inc.	28,041	331
	ManTech International Corp. Class A	7,498	323
*	Rambus Inc.	24,343	320
*	Mercury Systems Inc.	10,710	318
*	Acxiom Corp.	11,987	318
*	Veeco Instruments Inc.	11,828	315
	Diebold Inc.	13,495	308
*	TTM Technologies Inc.	22,176	301
*	ScanSource Inc.	7,615	288
*	Entegris Inc.	15,608	280
*	Diodes Inc.	11,278	275
*	NeuStar Inc. Class A	10,814	262
*	Ixia	19,025	262
*	Rogers Corp.	3,500	260
*	MicroStrategy Inc. Class A	1,321	256
*	Super Micro Computer Inc.	9,000	246
	AVX Corp.	13,808	210
	CTS Corp.	9,352	207
	Tessera Technologies Inc.	5,171	205
*	Photronics Inc.	19,689	197
*	InvenSense Inc.	24,210	185
*	Rudolph Technologies Inc.	8,861	174
*	NETGEAR Inc.	3,201	172
*	Kimball Electronics Inc.	8,381	146
*	Actua Corp.	10,659	144
*	Bankrate Inc.	13,977	143
*	Cavium Inc.	2,463	140

*	Novanta Inc.	6,882	139
*	Stratasys Ltd.	7,677	139
*	Ultratech Inc.	6,016	138
*,^ KEYW Holding Corp.		10,611	133
*	Blucora Inc.	9,241	131
*	Intralinks Holdings Inc.	11,621	130
*	Bazaarvoice Inc.	24,417	129
*	Applied Optoelectronics Inc.	4,893	121
*	ViaSat Inc.	1,675	119
*	Alpha & Omega Semiconductor Ltd.	5,433	118
	Axcelis Technologies Inc.	8,572	117
	Daktronics Inc.	10,725	110
*	ShoreTel Inc.	15,338	107
*	RetailMeNot Inc.	11,498	106
*	Infinera Corp.	12,370	105
	ADTRAN Inc.	5,151	105
*	Harmonic Inc.	22,393	104
	Park Electrochemical Corp.	5,714	104
*	Digi International Inc.	7,655	103
*	Acacia Research Corp.	14,633	101
*	Xcerra Corp.	15,711	100
*	Exar Corp.	9,931	99
*	NeoPhotonics Corp.	7,638	99
*	FormFactor Inc.	8,773	98
	Cohu Inc.	7,778	97
*	Ultra Clean Holdings Inc.	9,516	96
*	Calix Inc.	12,392	94
	PC Connection Inc.	3,356	90
	IXYS Corp.	7,499	88
*	Evolent Health Inc. Class A	4,623	87
	Bel Fuse Inc. Class B	2,853	84
*	Global Eagle Entertainment Inc.	12,974	83
	QAD Inc. Class A	2,781	81
	Comtech Telecommunications Corp.	6,870	79
*	Sigma Designs Inc.	10,483	79
*	Unisys Corp.	5,161	77
*	DSP Group Inc.	6,475	76
*	Sonus Networks Inc.	12,330	74
	Black Box Corp.	4,439	68
*	Glu Mobile Inc.	30,094	68
*	pdvWireless Inc.	2,864	68
*	Tangoe Inc.	8,102	64
*	Sparton Corp.	2,583	63
*	Datalink Corp.	5,470	61
*	ePlus Inc.	537	60
*	Immersion Corp.	5,780	60
*	Everyday Health Inc.	5,643	59
*	Telenav Inc.	9,819	59
*	ARC Document Solutions Inc.	12,184	54
*	Perficient Inc.	2,954	53
*	Rubicon Project Inc.	6,712	51
	NVE Corp.	751	50
	EMCORE Corp.	7,772	50
*	KVH Industries Inc.	4,563	50
*	Silicom Ltd.	1,253	49
*	Kopin Corp.	18,680	48
*	Limelight Networks Inc.	21,404	45

* GigPeak Inc.	16,372	44
* Agilysys Inc.	4,249	43
* Electro Scientific Industries Inc.	8,155	42
* Bottomline Technologies de Inc.	1,606	40
* Oclaro Inc.	4,488	40
* Vocera Communications Inc.	2,105	38
* Nanometrics Inc.	1,397	33
* TechTarget Inc.	3,920	33
Methode Electronics Inc.	872	32
* RealNetworks Inc.	6,780	32
Systemax Inc.	3,471	30
* Autobytel Inc.	2,069	29
* Numerex Corp. Class A	3,522	28
* Rightside Group Ltd.	3,508	28
NCI Inc. Class A	1,900	25
Reis Inc.	869	19
Impinj Inc.	684	19
* PDF Solutions Inc.	615	14
* SecureWorks Corp. Class A	1,163	14
* Avid Technology Inc.	3,283	14
* VASCO Data Security International Inc.	817	12
* MeetMe Inc.	1,581	8
* Silver Spring Networks Inc.	522	7
* Digimarc Corp.	215	7
* ChannelAdvisor Corp.	437	6
* USA Technologies Inc.	1,217	5
* Radisys Corp.	742	3
* Park City Group Inc.	162	2
		28,605
Utilities (6.8%)
IDACORP Inc.	15,089	1,149
Portland General Electric Co.	26,867	1,118
WGL Holdings Inc.	14,314	1,039
Southwest Gas Corp.	12,694	941
ONE Gas Inc.	15,550	933
ALLETE Inc.	14,823	916
Black Hills Corp.	15,502	911
Spire Inc.	13,367	863
New Jersey Resources Corp.	23,710	817
NorthWestern Corp.	14,539	816
South Jersey Industries Inc.	24,024	793
Avista Corp.	18,950	767
PNM Resources Inc.	23,859	754
El Paso Electric Co.	12,103	545
Northwest Natural Gas Co.	8,100	464
Empire District Electric Co.	13,225	450
Otter Tail Corp.	11,485	440
* Talen Energy Corp.	25,239	352
MGE Energy Inc.	5,672	336
* Vonage Holdings Corp.	50,239	331
^ Atlantica Yield plc	17,650	320
Ormat Technologies Inc.	6,382	305
* Dynegy Inc.	34,922	302
NRG Yield Inc.	19,049	292
Chesapeake Utilities Corp.	4,127	267
SJW Group	4,877	262
West Corp.	10,936	261

Cincinnati Bell Inc.			12,657	261
ATN International Inc.			3,218	233
*,^ Iridium Communications Inc.			24,408	215
California Water Service Group			5,932	205
^ Windstream Holdings Inc.			25,234	187
Unitil Corp.			4,161	177
NRG Yield Inc. Class A			11,221	164
American States Water Co.			3,710	157
Connecticut Water Service Inc.			2,559	139
Consolidated Communications Holdings Inc.			4,493	128
Spok Holdings Inc.			6,093	111
* Atlantic Power Corp.			35,660	94
Pattern Energy Group Inc. Class A			3,982	78
Artesian Resources Corp. Class A			2,378	75
* Lumos Networks Corp.			5,066	74
* Boingo Wireless Inc.			4,604	56
Delta Natural Gas Co. Inc.			2,027	52
Consolidated Water Co. Ltd.			4,264	47
* Intelsat SA			10,829	45
IDT Corp. Class B			2,041	43
* Hawaiian Telcom Holdco Inc.			1,817	41
*,^ Globalstar Inc.			41,490	33
Middlesex Water Co.			752	31
* NII Holdings Inc.			15,889	27
Genie Energy Ltd. Class B			3,928	22
* FairPoint Communications Inc.			1,262	21
York Water Co.			416	15
* ORBCOMM Inc.			1,542	13
				19,488
Total Common Stocks (Cost $252,658)				285,187

	Coupon
Temporary Cash Investments (1.9%)1
Money Market Fund (1.8%)
3,4 Vanguard Market Liquidity Fund	0.691%		51,435	5,144

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6 Federal Home Loan Bank Discount Notes	0.431%	1/25/17	300	300
Total Temporary Cash Investments (Cost $5,443)				5,444
Total Investments (101.3%) (Cost $258,101)				290,631
Other Assets and Liabilities-Net (-1.3%)4				(3,754)
Net Assets (100%)				286,877

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,285,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.5%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $4,493,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	285,168	—	19
Temporary Cash Investments	5,144	300	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	290,306	300	19
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2016	9	1,190	75

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $258,118,000. Net unrealized appreciation of investment securities for tax purposes was $32,513,000, consisting of unrealized gains of $47,256,000 on securities that had risen in value since their purchase and $14,743,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (16.6%)
*	Tenneco Inc.	25,498	1,503
*	Buffalo Wild Wings Inc.	8,522	1,437
	Texas Roadhouse Inc. Class A	30,030	1,408
*	Bright Horizons Family Solutions Inc.	19,909	1,370
^	Cracker Barrel Old Country Store Inc.	8,191	1,333
	Cheesecake Factory Inc.	20,609	1,219
	Jack in the Box Inc.	11,484	1,195
*	Grand Canyon Education Inc.	20,397	1,165
	American Eagle Outfitters Inc.	68,003	1,126
	Drew Industries Inc.	10,697	1,124
	Papa John's International Inc.	12,312	1,088
*	Helen of Troy Ltd.	12,631	1,075
	Matthews International Corp. Class A	14,445	1,051
*	Steven Madden Ltd.	27,957	1,036
	Big Lots Inc.	20,118	1,018
	Lithia Motors Inc. Class A	10,781	991
*,^ Cimpress NV		11,313	984
	Sinclair Broadcast Group Inc. Class A	29,850	972
	Bloomin' Brands Inc.	51,521	958
*	Five Below Inc.	24,189	952
	Churchill Downs Inc.	6,069	929
*	LifeLock Inc.	38,188	909
	Children's Place Inc.	8,438	876
*	Dorman Products Inc.	12,066	872
*	IMAX Corp.	26,666	852
	Monro Muffler Brake Inc.	14,208	850
	PriceSmart Inc.	9,101	831
	Chico's FAS Inc.	53,229	815
*	Dave & Buster's Entertainment Inc.	17,193	805
^	Nexstar Broadcasting Group Inc. Class A	13,472	804
*	Shutterfly Inc.	15,677	794
*	Stamps.com Inc.	7,336	779
*	Boyd Gaming Corp.	37,245	702
	Columbia Sportswear Co.	12,243	696
*	Cooper-Standard Holdings Inc.	6,179	589
*	Etsy Inc.	47,481	589
*	Popeyes Louisiana Kitchen Inc.	9,787	586
*	Smith & Wesson Holding Corp.	24,835	579
	Sonic Corp.	21,331	557
*	2U Inc.	16,568	548
	Travelport Worldwide Ltd.	38,724	542
*	American Axle & Manufacturing Holdings Inc.	34,590	542
	HSN Inc.	14,186	540
*	Asbury Automotive Group Inc.	9,054	532
*	Liberty TripAdvisor Holdings Inc. Class A	32,893	528
*	Gentherm Inc.	16,478	525
*,^ Wayfair Inc.		14,264	520
^	SeaWorld Entertainment Inc.	30,293	512
*	Sotheby's	12,818	501

	Oxford Industries Inc.	6,852	498
	Nutrisystem Inc.	13,140	483
*	American Woodmark Corp.	6,233	478
*	Select Comfort Corp.	20,940	474
*	Universal Electronics Inc.	6,451	434
^	Sturm Ruger & Co. Inc.	8,418	433
*	G-III Apparel Group Ltd.	15,572	423
	Capella Education Co.	4,785	417
*	Houghton Mifflin Harcourt Co.	37,488	414
*,^ Shutterstock Inc.		8,627	406
	Bob Evans Farms Inc.	8,979	401
*	BJ's Restaurants Inc.	10,576	392
	Winnebago Industries Inc.	12,052	391
	Ethan Allen Interiors Inc.	11,150	385
*	Penn National Gaming Inc.	28,964	385
	ClubCorp Holdings Inc.	29,144	379
	DineEquity Inc.	4,523	378
*,^ Quotient Technology Inc.		29,000	371
*	Cavco Industries Inc.	3,819	361
*	Scientific Games Corp. Class A	23,544	347
*	Hibbett Sports Inc.	8,141	328
	Red Rock Resorts Inc. Class A	13,641	313
^	World Wrestling Entertainment Inc. Class A	16,340	307
*	Denny's Corp.	24,942	301
*	HealthStream Inc.	11,729	294
*	Tile Shop Holdings Inc.	14,615	293
	Standard Motor Products Inc.	5,770	288
*	Fiesta Restaurant Group Inc.	9,867	283
*	Francesca's Holdings Corp.	17,297	276
*	Ollie's Bargain Outlet Holdings Inc.	9,148	275
*	Taylor Morrison Home Corp. Class A	13,636	270
*,^ Shake Shack Inc. Class A		7,108	262
*	Fox Factory Holding Corp.	10,224	257
*	Isle of Capri Casinos Inc.	11,222	252
	La-Z-Boy Inc.	9,335	250
	Ruth's Hospitality Group Inc.	14,512	247
*,^ Carmike Cinemas Inc.		7,101	240
*	Nautilus Inc.	13,896	239
*	Crocs Inc.	33,087	232
*	Chuy's Holdings Inc.	7,374	231
*	Avon Products Inc.	42,753	230
	Viad Corp.	5,163	227
	Wingstop Inc.	7,157	220
*,^ LGI Homes Inc.		6,533	213
*,^ Zoe's Kitchen Inc.		8,561	211
*	XO Group Inc.	11,399	211
	Blue Nile Inc.	4,981	201
	Planet Fitness Inc. Class A	9,626	195
*	Stoneridge Inc.	12,230	194
	Entravision Communications Corp. Class A	29,289	193
*	Motorcar Parts of America Inc.	7,840	192
*	Horizon Global Corp.	8,250	190
	Callaway Golf Co.	15,522	189
*	Carrols Restaurant Group Inc.	13,704	186
	MDC Holdings Inc.	6,894	185
*	Gray Television Inc.	18,320	185
*	MSG Networks Inc.	8,878	181

	SiteOne Landscape Supply Inc.	5,297	177
	Carriage Services Inc. Class A	6,127	166
*	Eldorado Resorts Inc.	12,005	165
	Group 1 Automotive Inc.	2,195	159
*	Ascena Retail Group Inc.	26,163	158
*	Angie's List Inc.	18,175	156
*	Strayer Education Inc.	2,106	154
	Wolverine World Wide Inc.	6,793	153
*	Potbelly Corp.	10,722	146
*	Malibu Boats Inc. Class A	8,009	146
*,^ Duluth Holdings Inc.		4,326	145
*	TubeMogul Inc.	10,032	140
	Finish Line Inc. Class A	5,780	130
	KB Home	8,108	128
	Winmark Corp.	1,098	126
*	Chegg Inc.	15,452	125
	Tailored Brands Inc.	6,613	124
*,^ Weight Watchers International Inc.		11,596	122
*	MarineMax Inc.	6,411	120
	Inter Parfums Inc.	3,476	120
*	Liberty Media Corp-Liberty Media	3,552	111
	Buckle Inc.	4,223	107
*	Habit Restaurants Inc. Class A	6,049	102
*	Overstock.com Inc.	5,943	101
*	Sportsman's Warehouse Holdings Inc.	10,985	99
*	Eastman Kodak Co.	6,415	97
*	La Quinta Holdings Inc.	7,930	96
*	Instructure Inc.	4,850	95
*	tronc Inc.	7,271	95
*	Vera Bradley Inc.	6,465	93
*	ILG Inc.	4,958	90
*,^ Central European Media Enterprises Ltd. Class A		33,677	89
*	Party City Holdco Inc.	5,394	87
*	Nathan's Famous Inc.	1,376	85
	Metaldyne Performance Group Inc.	4,122	83
*	Bojangles' Inc.	4,314	77
*	Daily Journal Corp.	316	76
*	Franklin Covey Co.	3,633	76
	Bassett Furniture Industries Inc.	2,551	74
	Stein Mart Inc.	14,264	71
*	Genesco Inc.	1,117	71
	Collectors Universe Inc.	3,385	68
	Superior Uniform Group Inc.	3,518	67
*	Lindblad Expeditions Holdings Inc.	6,573	63
	Cato Corp. Class A	2,112	62
*	Deckers Outdoor Corp.	1,039	62
*	Red Robin Gourmet Burgers Inc.	1,188	61
*	M/I Homes Inc.	2,521	59
*	Jamba Inc.	5,603	56
*	Rosetta Stone Inc.	6,752	55
*	Care.com Inc.	6,297	54
	Marriott Vacations Worldwide Corp.	691	54
*	Liberty Media Corp-Liberty Media Class A	1,613	50
*	Destination XL Group Inc.	11,749	48
*	Central Garden & Pet Co. Class A	1,753	48
	MCBC Holdings Inc.	3,532	47
*	Kirkland's Inc.	3,109	46

New Media Investment Group Inc.	2,873	44
^ Unique Fabricating Inc.	3,067	44
* Meritage Homes Corp.	1,210	44
* TRI Pointe Group Inc.	3,753	44
* Revlon Inc. Class A	1,522	42
MDC Partners Inc. Class A	6,732	42
* 1-800-Flowers.com Inc. Class A	3,599	38
* Arctic Cat Inc.	2,491	38
AMC Entertainment Holdings Inc.	1,023	35
* Century Casinos Inc.	4,761	33
Marine Products Corp.	2,729	31
Liberty Tax Inc.	2,472	30
Pier 1 Imports Inc.	5,367	30
* Hemisphere Media Group Inc. Class A	2,386	28
* Pinnacle Entertainment Inc.	2,022	27
* Radio One Inc.	9,445	27
* Central Garden & Pet Co.	931	27
* Reading International Inc. Class A	1,672	26
* New Home Co. Inc.	2,197	25
* Del Frisco's Restaurant Group Inc.	1,436	25
* Kona Grill Inc.	1,845	23
National Presto Industries Inc.	214	20
At Home Group Inc.	1,444	19
* Biglari Holdings Inc.	39	18
Liberty Media Corp-Liberty Braves Series C	897	18
* Vitamin Shoppe Inc.	661	16
Libbey Inc.	755	14
* Noodles & Co. Class A	3,367	14
* Sears Holdings Corp.	931	12
* Container Store Group Inc.	1,995	11
* Gaia Inc. Class A	1,332	11
Golden Entertainment Inc.	898	11
* Century Communities Inc.	532	11
Hooker Furniture Corp.	389	11
* ZAGG Inc.	1,353	9
Fred's Inc. Class A	816	8
* Build-A-Bear Workshop Inc.	539	8
Liberty Media Corp-Liberty Braves Series A	262	5
* Vince Holding Corp.	922	4
Weyco Group Inc.	102	3
Empire Resorts Inc.	114	2
* Townsquare Media Inc. Class A	188	2
		66,365
Consumer Staples (2.8%)
B&G Foods Inc.	29,738	1,273
Lancaster Colony Corp.	8,454	1,146
J&J Snack Foods Corp.	6,814	827
Core-Mark Holding Co. Inc.	20,611	752
* Boston Beer Co. Inc. Class A	4,014	695
WD-40 Co.	6,317	682
GNC Holdings Inc. Class A	30,921	447
^ Cal-Maine Foods Inc.	10,834	441
Dean Foods Co.	20,567	408
Vector Group Ltd.	18,346	392
Calavo Growers Inc.	7,050	380
* Performance Food Group Co.	16,839	355
Coca-Cola Bottling Co. Consolidated	2,115	342

*	Diplomat Pharmacy Inc.	20,732	294
^	Tootsie Roll Industries Inc.	7,754	293
*	USANA Health Sciences Inc.	4,638	283
	MGP Ingredients Inc.	5,667	268
^	National Beverage Corp.	5,301	268
^	PetMed Express Inc.	9,034	197
	Medifast Inc.	4,711	184
	AdvancePierre Foods Holdings Inc.	6,243	169
*	Farmer Brothers Co.	3,673	128
*,^ Amplify Snack Brands Inc.		13,247	126
*	Primo Water Corp.	9,458	122
*	Chefs' Warehouse Inc.	7,936	103
*	Smart & Final Stores Inc.	7,437	100
^	Orchids Paper Products Co.	4,004	100
*,^ Freshpet Inc.		10,107	93
^	Limoneira Co.	5,095	91
^	Natural Health Trends Corp.	3,387	86
*	Inventure Foods Inc.	8,453	76
	John B Sanfilippo & Son Inc.	1,041	66
	Fresh Del Monte Produce Inc.	888	55
*	Lifevantage Corp.	6,265	51
*	Craft Brew Alliance Inc.	1,982	30
*	Lifeway Foods Inc.	2,166	25
	Turning Point Brands Inc.	1,343	19
*	Synutra International Inc.	2,458	13
*	Omega Protein Corp.	497	12
	Alico Inc.	141	4
			11,396
Energy (1.1%)
*	Callon Petroleum Co.	65,492	1,155
*	Carrizo Oil & Gas Inc.	25,138	1,064
*	Matador Resources Co.	37,429	997
*	Flotek Industries Inc.	24,808	334
*	TETRA Technologies Inc.	26,351	143
	Evolution Petroleum Corp.	11,052	93
*	Synergy Resources Corp.	9,830	93
*	Trecora Resources	7,366	89
	Panhandle Oil and Gas Inc. Class A	3,441	84
*,^ Sanchez Energy Corp.		9,489	80
*	Par Pacific Holdings Inc.	5,047	75
*	EnerNOC Inc.	10,354	61
*	Abraxas Petroleum Corp.	23,050	49
*	Isramco Inc.	307	36
*	Renewable Energy Group Inc.	1,143	11
*	RigNet Inc.	439	8
	CVR Energy Inc.	372	6
*	TPI Composites Inc.	301	5
			4,383
Financial Services (11.9%)
	Bank of the Ozarks Inc.	40,216	1,951
	Fair Isaac Corp.	14,049	1,597
	Primerica Inc.	21,246	1,502
	Home BancShares Inc.	54,905	1,420
	DuPont Fabros Technology Inc.	33,783	1,374
	National Health Investors Inc.	16,874	1,194
	Evercore Partners Inc. Class A	17,680	1,192

	Ryman Hospitality Properties Inc.	19,632	1,156
	Urban Edge Properties	40,651	1,101
	CoreSite Realty Corp.	15,139	1,068
*	Essent Group Ltd.	33,710	1,029
*	Cardtronics plc Class A	20,437	1,011
	PS Business Parks Inc.	8,937	999
	QTS Realty Trust Inc. Class A	21,171	991
	EastGroup Properties Inc.	14,297	977
	BGC Partners Inc. Class A	97,913	957
*	Blackhawk Network Holdings Inc.	24,871	895
	RLI Corp.	14,120	848
	Financial Engines Inc.	24,129	841
*	HRG Group Inc.	53,411	831
^	First Financial Bankshares Inc.	18,113	780
	ServisFirst Bancshares Inc.	10,466	770
	Potlatch Corp.	18,360	754
	STAG Industrial Inc.	31,118	735
	Retail Opportunity Investments Corp.	34,456	711
	LTC Properties Inc.	14,708	669
*	Eagle Bancorp Inc.	10,861	638
*,^ BofI Holding Inc.		25,606	605
^	WisdomTree Investments Inc.	52,159	577
	FirstCash Inc.	12,441	571
	Physicians Realty Trust	31,436	570
	Medical Properties Trust Inc.	45,057	537
	Ameris Bancorp	11,371	510
	Chemical Financial Corp.	9,645	500
	Alexander & Baldwin Inc.	11,179	493
	HFF Inc. Class A	16,168	469
	EVERTEC Inc.	23,504	429
	AMERISAFE Inc.	6,447	410
	Kennedy-Wilson Holdings Inc.	18,851	402
	FelCor Lodging Trust Inc.	54,355	395
*	iStar Inc.	31,136	380
*	LendingClub Corp.	66,307	375
	Alexander's Inc.	857	367
	CareTrust REIT Inc.	25,840	366
	Washington REIT	11,456	356
	Four Corners Property Trust Inc.	18,398	353
	Cohen & Steers Inc.	9,612	342
	Universal Health Realty Income Trust	5,608	333
*,^ LendingTree Inc.		2,916	306
	First Industrial Realty Trust Inc.	11,417	302
	Urstadt Biddle Properties Inc. Class A	13,284	301
	National Bank Holdings Corp. Class A	10,906	297
	Diamond Hill Investment Group Inc.	1,398	292
	National General Holdings Corp.	12,679	286
	Universal Insurance Holdings Inc.	10,756	258
	Greenhill & Co. Inc.	9,299	258
	Rexford Industrial Realty Inc.	11,474	253
	Acadia Realty Trust	7,558	250
	Saul Centers Inc.	3,913	248
	Gramercy Property Trust	28,397	248
	American Assets Trust Inc.	6,130	246
	Moelis & Co. Class A	8,376	245
	GEO Group Inc.	7,288	242
^	Banc of California Inc.	15,640	236

	Westwood Holdings Group Inc.	3,628	215
	Cass Information Systems Inc.	3,012	211
	Armada Hoffler Properties Inc.	13,330	187
	OM Asset Management plc	12,391	182
	Washington Prime Group Inc.	17,929	180
*	Marcus & Millichap Inc.	6,468	178
	Pennsylvania REIT	8,975	172
	Chesapeake Lodging Trust	7,209	171
	Education Realty Trust Inc.	4,208	171
	Capital Bank Financial Corp.	4,691	168
	Pinnacle Financial Partners Inc.	2,532	163
*	WMIH Corp.	91,949	156
^	Live Oak Bancshares Inc.	9,003	156
	Houlihan Lokey Inc.	5,472	156
	Virtu Financial Inc. Class A	10,521	146
*	Altisource Portfolio Solutions SA	5,299	143
	Terreno Realty Corp.	5,179	141
*	Customers Bancorp Inc.	4,468	136
	RMR Group Inc. Class A	3,205	133
*	Pacific Premier Bancorp Inc.	4,057	130
	Opus Bank	4,965	126
*,^ Nationstar Mortgage Holdings Inc.		7,080	120
*	Texas Capital Bancshares Inc.	1,549	113
	Sabra Health Care REIT Inc.	4,892	108
*,^ Trupanion Inc.		6,447	107
	City Office REIT Inc.	7,429	93
*	Green Dot Corp. Class A	3,796	91
	Consolidated-Tomoka Land Co.	1,630	87
*	eHealth Inc.	8,264	84
	United Insurance Holdings Corp.	5,814	79
	Waddell & Reed Financial Inc. Class A	4,030	79
*	Planet Payment Inc.	19,559	79
	Park Sterling Corp.	7,528	73
	Crawford & Co. Class B	5,323	70
^	Union Bankshares Inc.	1,567	69
	Monmouth Real Estate Investment Corp.	4,797	67
*	Real Industry Inc.	11,494	67
	Meridian Bancorp Inc.	3,380	60
	Maiden Holdings Ltd.	3,584	55
*	First Foundation Inc.	1,899	53
	BNC Bancorp	1,724	52
	Pzena Investment Management Inc. Class A	5,069	50
	Hennessy Advisors Inc.	1,311	45
	Hingham Institution for Savings	259	43
	UMH Properties Inc.	3,306	43
*	Franklin Financial Network Inc.	1,115	42
*	Atlas Financial Holdings Inc.	2,414	41
	Silvercrest Asset Management Group Inc. Class A	2,951	40
	Investment Technology Group Inc.	2,063	38
	National Storage Affiliates Trust	1,753	36
	Northfield Bancorp Inc.	1,801	33
	County Bancorp Inc.	1,340	30
*	Forestar Group Inc.	2,206	30
	First Connecticut Bancorp Inc.	1,249	27
	Cardinal Financial Corp.	844	27
	Fifth Street Asset Management Inc.	4,114	25
	CoBiz Financial Inc.	1,669	25

*	AV Homes Inc.	1,582	25
*	CU Bancorp	893	25
*	Third Point Reinsurance Ltd.	2,050	24
	Global Medical REIT Inc.	3,225	24
^	Orchid Island Capital Inc.	2,135	23
*	Atlantic Capital Bancshares Inc.	1,330	21
*	Veritex Holdings Inc.	1,064	21
*	Cowen Group Inc. Class A	5,658	21
	GAMCO Investors Inc. Class A	659	20
	Hersha Hospitality Trust Class A	990	20
	Western New England Bancorp Inc.	2,212	19
	GAIN Capital Holdings Inc.	2,658	17
	State National Cos. Inc.	1,181	16
	Blue Hills Bancorp Inc.	906	16
	Heritage Commerce Corp.	1,062	13
*	Allegiance Bancshares Inc.	429	13
*	Xenith Bankshares Inc.	5,101	13
	CPI Card Group Inc.	3,355	13
*	PICO Holdings Inc.	862	12
*	Ladenburg Thalmann Financial Services Inc.	4,902	12
	Bankwell Financial Group Inc.	403	12
*	Regional Management Corp.	464	11
*	HarborOne Bancorp Inc.	604	11
	Kinsale Capital Group Inc.	384	11
	Home Bancorp Inc.	313	11
	Medley Management Inc. Class A	1,075	11
	Value Line Inc.	445	10
*,^ Trinity Place Holdings Inc.		943	9
*	Provident Bancorp Inc.	166	3
	Greene County Bancorp Inc.	116	3
*	UCP Inc.	228	2
			47,663
Health Care (21.2%)
	HealthSouth Corp.	40,089	1,671
*	TESARO Inc.	12,118	1,644
*	NuVasive Inc.	22,369	1,452
*	Horizon Pharma plc	72,914	1,444
*	PAREXEL International Corp.	23,769	1,402
*	Medidata Solutions Inc.	24,845	1,372
	Cantel Medical Corp.	16,234	1,324
*	Team Health Holdings Inc.	30,681	1,305
*	Ultragenyx Pharmaceutical Inc.	16,355	1,280
*	Prestige Brands Holdings Inc.	24,099	1,146
*	Masimo Corp.	18,515	1,146
*	Integra LifeSciences Holdings Corp.	13,607	1,099
	Chemed Corp.	7,338	1,093
*	Catalent Inc.	45,214	1,082
*	Exelixis Inc.	63,747	1,079
*	Neogen Corp.	16,523	1,046
*	ARIAD Pharmaceuticals Inc.	75,057	1,012
*	Medicines Co.	27,928	980
*	Prothena Corp. plc	15,705	927
*	INC Research Holdings Inc. Class A	18,689	925
*	Ironwood Pharmaceuticals Inc. Class A	58,420	912
*	Ligand Pharmaceuticals Inc.	8,645	903
*,^ Kite Pharma Inc.		17,703	902
*,^ WebMD Health Corp.		16,846	899

*	Insulet Corp.	26,039	876
*	HealthEquity Inc.	19,542	870
*	Nevro Corp.	10,870	826
*	Nektar Therapeutics Class A	64,309	790
*,^ Sarepta Therapeutics Inc.		22,676	777
*	Radius Health Inc.	14,244	758
*	Cambrex Corp.	14,427	723
*	Penumbra Inc.	11,571	716
*	AMN Healthcare Services Inc.	21,421	713
*	NxStage Medical Inc.	28,806	712
*	Exact Sciences Corp.	47,814	706
*	Zeltiq Aesthetics Inc.	16,040	706
*	HMS Holdings Corp.	38,069	697
*	ICU Medical Inc.	4,591	690
*	Molina Healthcare Inc.	13,015	688
*	Globus Medical Inc.	31,730	687
*	Sage Therapeutics Inc.	13,626	683
*	PRA Health Sciences Inc.	10,958	589
*	Halozyme Therapeutics Inc.	49,675	587
*	Natus Medical Inc.	14,693	586
*	Magellan Health Inc.	7,993	582
*	Omnicell Inc.	16,099	577
*	Puma Biotechnology Inc.	12,658	545
*	Depomed Inc.	27,676	529
*	FibroGen Inc.	23,836	528
*	Air Methods Corp.	16,100	526
*	Pacira Pharmaceuticals Inc.	16,466	524
	Abaxis Inc.	9,934	513
*	Myriad Genetics Inc.	30,516	509
*	Surgical Care Affiliates Inc.	12,084	508
*	Amedisys Inc.	12,667	500
*	Alder Biopharmaceuticals Inc.	21,222	500
*	Repligen Corp.	15,320	493
*,^ Clovis Oncology Inc.		14,356	492
*	Cynosure Inc. Class A	10,721	486
*	Impax Laboratories Inc.	33,335	482
*	Inogen Inc.	7,389	476
*,^ Spark Therapeutics Inc.		8,632	475
	Ensign Group Inc.	21,595	467
*	Supernus Pharmaceuticals Inc.	21,136	456
*,^ Theravance Biopharma Inc.		16,341	455
*,^ MiMedx Group Inc.		45,968	436
*	Synergy Pharmaceuticals Inc.	82,094	432
*	Ophthotech Corp.	13,897	426
*	Spectranetics Corp.	19,299	422
*	Acceleron Pharma Inc.	12,506	421
*	Vascular Solutions Inc.	7,600	419
*	Aerie Pharmaceuticals Inc.	10,931	406
*	Emergent BioSolutions Inc.	14,730	394
*	Insmed Inc.	28,493	389
*	Amicus Therapeutics Inc.	64,489	386
*	Bluebird Bio Inc.	6,336	382
*,^ TherapeuticsMD Inc.		63,602	378
*	Xencor Inc.	14,636	374
*	MacroGenics Inc.	14,317	371
*	Portola Pharmaceuticals Inc.	20,472	368
*,^ ZIOPHARM Oncology Inc.		55,447	359

*	Coherus Biosciences Inc.	13,325	358
*	Dermira Inc.	11,066	354
	US Physical Therapy Inc.	5,471	350
*	Cardiovascular Systems Inc.	14,444	349
*,^ Innoviva Inc.		32,495	336
*	Amphastar Pharmaceuticals Inc.	16,104	326
*,^ Eagle Pharmaceuticals Inc.		3,982	314
*	Orthofix International NV	8,079	304
	Quality Systems Inc.	23,126	303
*,^ Lexicon Pharmaceuticals Inc.		18,955	289
	Atrion Corp.	582	286
*	Corcept Therapeutics Inc.	33,584	282
	Meridian Bioscience Inc.	16,237	281
*	Progenics Pharmaceuticals Inc.	31,140	279
*	Pacific Biosciences of California Inc.	36,375	277
*	Vanda Pharmaceuticals Inc.	16,452	271
*,^ Aimmune Therapeutics Inc.		11,892	270
*	Endologix Inc.	36,624	269
*	Blueprint Medicines Corp.	9,014	265
*	Quidel Corp.	11,343	260
*	Genomic Health Inc.	8,375	255
*,^ Accelerate Diagnostics Inc.		9,828	245
*	Anika Therapeutics Inc.	5,183	242
*	BioTelemetry Inc.	12,275	239
*	Glaukos Corp.	7,555	236
*	SciClone Pharmaceuticals Inc.	22,404	223
*,^ Heron Therapeutics Inc.		14,274	219
	Phibro Animal Health Corp. Class A	7,969	219
*	Achillion Pharmaceuticals Inc.	52,691	218
*	Intra-Cellular Therapies Inc. Class A	15,360	214
*	Providence Service Corp.	5,832	214
*	NeoGenomics Inc.	23,946	214
	Landauer Inc.	4,309	213
*	ANI Pharmaceuticals Inc.	3,594	212
*	Inovio Pharmaceuticals Inc.	29,844	211
*	Cross Country Healthcare Inc.	14,643	210
*	GenMark Diagnostics Inc.	18,021	209
*,^ Keryx Biopharmaceuticals Inc.		35,959	209
*	OraSure Technologies Inc.	24,632	208
*,^ Cerus Corp.		39,495	206
*	AtriCure Inc.	11,029	198
*	Capital Senior Living Corp.	12,640	197
*	STAAR Surgical Co.	18,121	197
*	Merrimack Pharmaceuticals Inc.	34,411	190
*	Heska Corp.	2,786	184
*,^ Aduro Biotech Inc.		16,153	184
	CryoLife Inc.	9,325	183
*	Accuray Inc.	36,131	182
*	Cytokinetics Inc.	15,136	182
*,^ Novocure Ltd.		22,733	176
*,^ Teladoc Inc.		9,479	174
*	Merit Medical Systems Inc.	7,380	174
*	Flexion Therapeutics Inc.	10,531	174
*	Lion Biotechnologies Inc.	25,722	171
*	Sucampo Pharmaceuticals Inc. Class A	10,425	169
*	Loxo Oncology Inc.	5,968	164
*	Five Prime Therapeutics Inc.	2,836	163

*	Arena Pharmaceuticals Inc.	111,588	162
*	AMAG Pharmaceuticals Inc.	4,789	159
*	Revance Therapeutics Inc.	9,433	158
*	BioCryst Pharmaceuticals Inc.	27,325	153
*	Luminex Corp.	7,371	150
*	NanoString Technologies Inc.	6,755	149
*,^ Axovant Sciences Ltd.		10,975	149
*,^ Oxford Immunotec Global plc		9,982	147
*,^ Novavax Inc.		121,736	147
*	ConforMIS Inc.	16,398	147
*	CorVel Corp.	4,544	146
*	Curis Inc.	50,541	146
*,^ Global Blood Therapeutics Inc.		7,500	144
*	Epizyme Inc.	12,832	142
*,^ Omeros Corp.		11,429	140
*	Natera Inc.	11,679	140
*,^ Geron Corp.		68,443	140
*	Surmodics Inc.	5,808	139
	LeMaitre Vascular Inc.	6,066	138
*	Teligent Inc.	19,010	137
*,^ Advaxis Inc.		16,182	134
*,^ Immunomedics Inc.		41,045	132
*	Cempra Inc.	19,997	130
*	Aclaris Therapeutics Inc.	4,280	128
	Avexis Inc.	2,166	128
	Cotiviti Holdings Inc.	4,277	127
*,^ Rockwell Medical Inc.		19,545	127
*,^ Foundation Medicine Inc.		6,150	126
*,^ Insys Therapeutics Inc.		10,580	125
*	BioSpecifics Technologies Corp.	2,455	121
^	Computer Programs & Systems Inc.	5,007	120
*	Intersect ENT Inc.	11,419	119
*,^ Organovo Holdings Inc.		38,702	117
*	Enzo Biochem Inc.	16,848	115
*	La Jolla Pharmaceutical Co.	6,250	113
*	Civitas Solutions Inc.	6,737	113
*,^ Bellicum Pharmaceuticals Inc.		6,263	112
*	Agenus Inc.	27,212	112
	Owens & Minor Inc.	3,292	112
*	Minerva Neurosciences Inc.	8,610	111
*	Trevena Inc.	20,264	111
*	Momenta Pharmaceuticals Inc.	7,840	111
*,^ XBiotech Inc.		7,846	110
*	Paratek Pharmaceuticals Inc.	8,147	110
	Utah Medical Products Inc.	1,582	108
*	RadNet Inc.	16,740	104
*	CytomX Therapeutics Inc.	9,169	102
*,^ Collegium Pharmaceutical Inc.		6,081	101
*	WaVe Life Sciences Ltd.	2,817	100
*	AxoGen Inc.	11,978	100
*,^ BioTime Inc.		31,703	100
*	Sangamo BioSciences Inc.	31,044	99
*	Aratana Therapeutics Inc.	13,707	98
*,^ MediciNova Inc.		13,456	95
*	TG Therapeutics Inc.	16,450	95
	Medpace Holdings Inc.	2,618	93
*	MyoKardia Inc.	5,826	92

*,^ Albany Molecular Research Inc.		5,423	91
*	PharmAthene Inc.	29,693	91
*	Rigel Pharmaceuticals Inc.	33,461	87
*	Fluidigm Corp.	13,395	86
*	Cutera Inc.	5,221	85
*	Castlight Health Inc. Class B	18,134	84
*	American Renal Associates Holdings Inc.	3,416	83
*	NewLink Genetics Corp.	7,525	83
*	ChemoCentryx Inc.	10,558	83
*	OncoMed Pharmaceuticals Inc.	9,625	82
*,^ Seres Therapeutics Inc.		8,015	80
*	Quorum Health Corp.	13,718	78
*,^ Ocular Therapeutix Inc.		8,345	78
*,^ Dynavax Technologies Corp.		17,732	76
*	Durect Corp.	58,143	76
*,^ Idera Pharmaceuticals Inc.		43,639	74
*,^ InVivo Therapeutics Holdings Corp.		14,771	73
	Protagonist Therapeutics Inc.	2,919	73
*	Surgery Partners Inc.	4,854	72
*	Pfenex Inc.	7,696	71
*,^ MannKind Corp.		147,710	70
*	Invitae Corp.	10,044	69
*	K2M Group Holdings Inc.	3,577	67
^	Reata Pharmaceuticals Inc. Class A	2,587	67
*	Codexis Inc.	14,113	67
*,^ ImmunoGen Inc.		36,633	65
*	Medgenics Inc.	12,025	62
*	Entellus Medical Inc.	3,346	62
*	Sorrento Therapeutics Inc.	11,617	61
*	Array BioPharma Inc.	7,523	61
*	Acorda Therapeutics Inc.	2,743	57
*,^ Adamas Pharmaceuticals Inc.		3,796	57
*,^ Anavex Life Sciences Corp.		14,195	56
*	Ignyta Inc.	8,909	56
*,^ Vital Therapies Inc.		10,816	55
	National Research Corp. Class A	3,360	54
*	IRIDEX Corp.	3,364	53
*,^ Athersys Inc.		31,620	52
*	Adeptus Health Inc. Class A	6,196	52
*	Applied Genetic Technologies Corp.	5,624	52
*	Cellular Biomedicine Group Inc.	3,846	52
*,^ AcelRx Pharmaceuticals Inc.		16,245	50
*	Veracyte Inc.	6,410	49
^	Intellia Therapeutics Inc.	3,030	48
*	Osiris Therapeutics Inc.	8,012	48
	Analogic Corp.	513	47
*	Bio-Path Holdings Inc.	38,334	47
*	Editas Medicine Inc.	3,236	46
*	Inotek Pharmaceuticals Corp.	7,198	46
	Clearside Biomedical Inc.	3,121	46
*	Select Medical Holdings Corp.	3,658	44
*,^ Asterias Biotherapeutics Inc.		10,616	44
	Selecta Biosciences Inc.	2,113	43
*	Regulus Therapeutics Inc.	17,673	43
*	Neos Therapeutics Inc.	6,070	43
*	Immune Design Corp.	5,728	42
*,^ T2 Biosystems Inc.		6,828	40

	Proteostasis Therapeutics Inc.	3,763	40
*	Agile Therapeutics Inc.	5,767	40
*	Spectrum Pharmaceuticals Inc.	9,970	39
*	Akebia Therapeutics Inc.	4,505	39
*	Fortress Biotech Inc.	15,897	38
*	Edge Therapeutics Inc.	3,023	37
*	Ardelyx Inc.	2,473	37
*,^ AAC Holdings Inc.		4,360	37
*,^ Arrowhead Pharmaceuticals Inc.		25,239	36
*,^ Titan Pharmaceuticals Inc.		8,236	36
*	Axsome Therapeutics Inc.	5,264	34
*,^ Trovagene Inc.		11,847	34
*	Almost Family Inc.	846	34
*	Genesis Healthcare Inc.	9,364	34
*	GlycoMimetics Inc.	5,297	34
*	Senseonics Holdings Inc.	11,664	33
	Audentes Therapeutics Inc.	2,014	33
*	Avinger Inc.	8,231	32
	NantHealth Inc.	2,717	31
*,^ Argos Therapeutics Inc.		6,696	31
*,^ Voyager Therapeutics Inc.		2,419	30
*	Mirati Therapeutics Inc.	5,335	29
*	Synthetic Biologics Inc.	34,545	28
*	Syros Pharmaceuticals Inc.	2,012	27
	Tactile Systems Technology Inc.	1,611	26
*	Anthera Pharmaceuticals Inc.	17,361	26
*	Concert Pharmaceuticals Inc.	2,814	25
*,^ Lipocine Inc.		6,945	24
*	Flex Pharma Inc.	3,804	23
*	CytRx Corp.	43,631	22
	Eiger BioPharmaceuticals Inc.	1,756	22
*	Infinity Pharmaceuticals Inc.	18,454	21
*	Karyopharm Therapeutics Inc.	2,121	20
*	Tandem Diabetes Care Inc.	7,809	19
*	iRadimed Corp.	1,699	19
*	LHC Group Inc.	444	19
*	vTv Therapeutics Inc. Class A	3,280	17
*	Versartis Inc.	1,312	16
*,^ Corindus Vascular Robotics Inc.		23,054	16
*	Stemline Therapeutics Inc.	1,184	16
*	Egalet Corp.	2,304	16
^	Kadmon Holdings Inc.	3,020	15
*	Addus HomeCare Corp.	406	14
*	Ampio Pharmaceuticals Inc.	18,441	14
^	Galena Biopharma Inc.	4,594	14
*	Aptevo Therapeutics Inc.	6,936	13
*,^ Second Sight Medical Products Inc.		6,196	13
*	Atara Biotherapeutics Inc.	564	11
*	Cara Therapeutics Inc.	1,207	11
*	Dimension Therapeutics Inc.	2,086	9
*	ViewRay Inc.	2,786	9
	Syndax Pharmaceuticals Inc.	940	9
*	BioScrip Inc.	6,215	7
*	OvaScience Inc.	1,777	6
*	NantKwest Inc.	748	5
*,^ TransEnterix Inc.		3,024	5
*,^ Tokai Pharmaceuticals Inc.		4,159	4

* Nobilis Health Corp.	1,720	4
* Corvus Pharmaceuticals Inc.	217	3
* Endocyte Inc.	1,148	3
* Cidara Therapeutics Inc.	288	3
* Asterias Biotherapeutics Inc. Warrants Exp. 02/15/2017	1,039	1
		84,918
Materials & Processing (9.8%)
Chemours Co.	69,282	1,713
Sensient Technologies Corp.	20,121	1,571
US Silica Holdings Inc.	28,943	1,465
Belden Inc.	18,993	1,404
* Beacon Roofing Supply Inc.	27,055	1,255
PolyOne Corp.	37,957	1,251
* Louisiana-Pacific Corp.	60,803	1,176
Worthington Industries Inc.	20,429	1,150
Balchem Corp.	14,282	1,141
HB Fuller Co.	22,613	1,063
Mueller Water Products Inc. Class A	70,595	934
* Masonite International Corp.	13,721	889
Simpson Manufacturing Co. Inc.	18,812	887
* Trex Co. Inc.	13,399	881
* RBC Bearings Inc.	10,234	867
* Summit Materials Inc. Class A	34,419	818
* Ingevity Corp.	15,513	812
* Headwaters Inc.	32,878	779
Universal Forest Products Inc.	7,816	776
Trinseo SA	13,006	761
* GCP Applied Technologies Inc.	27,057	758
Mueller Industries Inc.	18,361	698
Minerals Technologies Inc.	8,489	688
Neenah Paper Inc.	7,534	640
* Rexnord Corp.	28,805	634
Apogee Enterprises Inc.	12,906	616
AAON Inc.	18,257	601
Quaker Chemical Corp.	4,371	556
* Ferro Corp.	37,524	555
Comfort Systems USA Inc.	16,756	540
* Coeur Mining Inc.	53,905	520
* Univar Inc.	19,568	487
* Chemtura Corp.	14,729	485
* Clearwater Paper Corp.	7,673	477
* Patrick Industries Inc.	6,529	466
Interface Inc. Class A	25,796	449
Innophos Holdings Inc.	7,737	422
* Builders FirstSource Inc.	37,918	419
* Gibraltar Industries Inc.	9,206	414
* BMC Stock Holdings Inc.	21,171	399
* Installed Building Products Inc.	9,094	377
* US Concrete Inc.	6,504	370
* Continental Building Products Inc.	15,981	358
* Boise Cascade Co.	15,081	344
Deltic Timber Corp.	4,837	337
Advanced Drainage Systems Inc.	15,735	319
Insteel Industries Inc.	7,929	314
* Caesarstone Ltd.	10,774	293
* Koppers Holdings Inc.	7,462	286
Griffon Corp.	11,469	274

	Chase Corp.	3,231	260
	Global Brass & Copper Holdings Inc.	8,627	247
	Kaiser Aluminum Corp.	2,969	245
	Aceto Corp.	11,860	242
*	PGT Inc.	21,455	238
	AEP Industries Inc.	1,844	217
*	NCI Building Systems Inc.	12,374	207
	Culp Inc.	4,834	163
	Rayonier Advanced Materials Inc.	11,667	162
*	Ply Gem Holdings Inc.	9,818	150
	Myers Industries Inc.	9,702	137
*	Multi Packaging Solutions International Ltd.	9,592	134
*	OMNOVA Solutions Inc.	12,096	116
	Schweitzer-Mauduit International Inc.	2,659	112
	Cabot Microelectronics Corp.	1,412	84
	Gold Resource Corp.	18,557	80
	GMS Inc.	3,182	80
	Stepan Co.	907	74
	KMG Chemicals Inc.	1,813	61
	Omega Flex Inc.	1,311	59
	KapStone Paper and Packaging Corp.	2,591	53
*	Lawson Products Inc.	2,113	50
	Hawkins Inc.	888	43
*	Landec Corp.	2,775	40
^	ChromaDex Corp.	13,405	33
	Quanex Building Products Corp.	1,365	27
*	Century Aluminum Co.	1,644	15
	LSI Industries Inc.	1,376	13
*	Armstrong Flooring Inc.	589	11
*	Veritiv Corp.	186	9
	United States Lime & Minerals Inc.	59	4
	Valhi Inc.	694	2
			39,057
Other (0.1%)2
*	Dyax Corp CVR Exp. 12/31/2019	73,258	81
*,^ Tobira Therapeutics Inc. CVR		3,989	55
*	MedEquities Realty Trust Inc.	2,700	29
*	Extraction Oil & Gas Inc.	914	22
*	Mammoth Energy Services Inc.	1,260	20
	Acushnet Holdings Corp.	933	19
*	Camping World Holdings Inc. Class A	585	16
*	Advanced Disposal Services Inc.	700	14
	Obalon Therapeutics Inc.	1,143	14
*	Leap Wireless International Inc. CVR	4,106	10
*	Valvoline Inc.	473	10
	elf Beauty Inc.	308	10
*	iRhythm Technologies Inc.	316	10
	Coupa Software Inc.	270	9
	Quantenna Communications Inc.	450	9
	Ra Pharmaceuticals Inc.	630	8
	FB Financial Corp.	316	8
*	AquaVenture Holdings Ltd.	270	6
*	Nutanix Inc.	167	5
	Everbridge Inc.	309	5
	Blackline Inc.	132	4
*	Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	27,975	3
*	Apptio Inc. Class A	136	3

Trade Desk Inc. Class A	87	2
* Omthera Pharmaceuticals Inc. CVR	2,001	1
* Durata Therapeutics Inc CVR Exp. 12/31/2018	534	—
* Clinical Data CVR	367	—
* Cubist Pharmaceuticals, Inc. CVR	13,027	—
* Overstock.com Inc. Rights Exp. 12/06/2016	590	—
		373
Producer Durables (14.8%)
Woodward Inc.	23,911	1,620
MAXIMUS Inc.	29,019	1,604
CLARCOR Inc.	21,500	1,515
Deluxe Corp.	22,144	1,499
Curtiss-Wright Corp.	14,579	1,466
Littelfuse Inc.	9,995	1,457
Healthcare Services Group Inc.	31,784	1,238
* Hawaiian Holdings Inc.	23,845	1,224
* WageWorks Inc.	16,554	1,223
* Generac Holdings Inc.	29,597	1,213
John Bean Technologies Corp.	13,143	1,186
* MasTec Inc.	29,960	1,137
HNI Corp.	20,466	1,080
* Dycom Industries Inc.	13,864	1,015
Knight Transportation Inc.	28,129	985
Allegiant Travel Co. Class A	5,944	971
* Itron Inc.	15,101	970
* On Assignment Inc.	23,030	951
* Advanced Energy Industries Inc.	17,018	940
Hillenbrand Inc.	26,618	932
* Electronics For Imaging Inc.	21,289	927
Herman Miller Inc.	27,202	884
CEB Inc.	14,552	858
* Swift Transportation Co.	33,713	842
Brink's Co.	20,346	822
Granite Construction Inc.	13,555	800
Watts Water Technologies Inc. Class A	11,654	796
Franklin Electric Co. Inc.	19,559	764
AZZ Inc.	11,695	761
Exponent Inc.	11,554	701
* ExlService Holdings Inc.	14,726	700
* Advisory Board Co.	18,485	654
Forward Air Corp.	13,420	649
* TASER International Inc.	23,540	641
G&K Services Inc. Class A	6,654	638
Steelcase Inc. Class A	38,921	605
* Hub Group Inc. Class A	14,063	603
MSA Safety Inc.	9,536	593
EnPro Industries Inc.	9,741	592
* Proto Labs Inc.	11,174	582
Brady Corp. Class A	15,675	576
Knoll Inc.	21,670	575
Tennant Co.	7,434	558
* Teledyne Technologies Inc.	4,423	552
Convergys Corp.	20,331	526
Insperity Inc.	7,159	518
* TriNet Group Inc.	19,059	481
* Virgin America Inc.	8,344	471
EnerSys	5,807	462

	US Ecology Inc.	9,913	460
	Badger Meter Inc.	12,635	458
	Mobile Mini Inc.	14,787	454
*	Lydall Inc.	7,570	452
	Heartland Express Inc.	20,879	449
	Multi-Color Corp.	6,129	441
	Applied Industrial Technologies Inc.	7,141	427
*	Team Inc.	12,318	423
	Primoris Services Corp.	18,296	420
	Standex International Corp.	4,468	394
	Korn/Ferry International	15,217	386
	General Cable Corp.	20,206	379
	Sun Hydraulics Corp.	9,403	374
	Argan Inc.	6,112	369
	MTS Systems Corp.	6,857	369
	Lindsay Corp.	4,151	350
	Altra Industrial Motion Corp.	9,410	329
	Actuant Corp. Class A	12,649	328
	Matson Inc.	8,640	325
*	Astronics Corp.	8,723	322
*	Paylocity Holding Corp.	9,725	322
	EMCOR Group Inc.	4,531	314
*	Echo Global Logistics Inc.	11,453	287
*	Aerojet Rocketdyne Holdings Inc.	13,832	281
*	Darling Ingredients Inc.	20,188	273
	Astec Industries Inc.	4,092	271
	Douglas Dynamics Inc.	8,487	271
	H&E Equipment Services Inc.	14,185	261
	Raven Industries Inc.	10,188	255
	Kforce Inc.	11,083	245
	TeleTech Holdings Inc.	7,446	214
	Kimball International Inc. Class B	14,086	211
	Gorman-Rupp Co.	6,970	209
*	SP Plus Corp.	7,438	206
	Quad/Graphics Inc.	6,933	195
*	Mistras Group Inc.	7,870	186
	Barrett Business Services Inc.	3,163	184
	Forrester Research Inc.	4,480	183
	Tetra Tech Inc.	4,253	182
	Hackett Group Inc.	10,119	180
	Mesa Laboratories Inc.	1,405	174
*,^ Energy Recovery Inc.		15,423	168
*	GP Strategies Corp.	5,840	153
*	InnerWorkings Inc.	16,337	151
*	DHI Group Inc.	22,496	137
*	Wabash National Corp.	7,880	109
*,^ Energous Corp.		6,618	105
*	ServiceSource International Inc.	17,172	102
*	Milacron Holdings Corp.	5,800	98
*	Vicor Corp.	6,695	98
*	Moog Inc. Class A	1,387	97
	Albany International Corp.	1,931	90
*	NV5 Global Inc.	2,450	90
	Hyster-Yale Materials Handling Inc.	1,367	88
	UniFirst Corp.	604	85
*	TopBuild Corp.	2,283	83
*	Wesco Aircraft Holdings Inc.	5,481	81

	Atkore International Group Inc.	3,422	73
	Alamo Group Inc.	993	73
*,^ Plug Power Inc.		51,620	70
*	FTI Consulting Inc.	1,636	70
*	Tutor Perini Corp.	2,656	69
*	Huron Consulting Group Inc.	1,306	69
*	FARO Technologies Inc.	1,866	68
	Triton International Ltd.	3,502	68
	IES Holdings Inc.	3,156	62
*,^ Aqua Metals Inc.		4,908	60
	Allied Motion Technologies Inc.	2,806	60
	Kadant Inc.	827	52
*	Heritage-Crystal Clean Inc.	3,170	52
*	Air Transport Services Group Inc.	3,107	50
*	PFSweb Inc.	6,304	50
	Kaman Corp.	1,015	49
*	Information Services Group Inc.	13,931	49
	Supreme Industries Inc. Class A	3,422	49
*	Navistar International Corp.	1,446	45
*	Aerovironment Inc.	1,491	42
*	YRC Worldwide Inc.	3,139	40
*	Radiant Logistics Inc.	10,792	39
	Universal Logistics Holdings Inc.	2,699	38
*	ALJ Regional Holdings Inc.	8,665	38
	Workhorse Group Inc.	4,946	37
*,^ Patriot National Inc.		5,163	32
*	Neff Corp. Class A	1,806	24
*	TrueBlue Inc.	1,112	23
*	Hill International Inc.	5,745	23
*	Power Solutions International Inc.	1,562	20
*	Vectrus Inc.	855	20
*	Orion Group Holdings Inc.	1,051	11
	Miller Industries Inc.	392	10
*	Great Lakes Dredge & Dock Corp.	2,154	9
*	PHI Inc.	421	6
*	ExOne Co.	582	6
*	Blue Bird Corp.	263	4
			59,465
Technology (18.9%)
*	Microsemi Corp.	51,549	2,822
*	Aspen Technology Inc.	37,425	1,977
*	Take-Two Interactive Software Inc.	37,716	1,857
	Science Applications International Corp.	19,135	1,580
*	Cirrus Logic Inc.	28,404	1,562
*	Cavium Inc.	25,496	1,454
*	Advanced Micro Devices Inc.	162,921	1,452
	Monolithic Power Systems Inc.	17,616	1,445
*	EPAM Systems Inc.	21,853	1,440
*	Coherent Inc.	10,982	1,433
*	Integrated Device Technology Inc.	60,967	1,427
*	Proofpoint Inc.	18,461	1,422
*	GrubHub Inc.	36,546	1,353
	Blackbaud Inc.	21,368	1,342
*	Ciena Corp.	62,308	1,337
*	ViaSat Inc.	17,610	1,255
	InterDigital Inc.	15,749	1,247
*	Silicon Laboratories Inc.	18,711	1,242

*	Ellie Mae Inc.	14,804	1,222
	LogMeIn Inc.	11,438	1,154
*	Universal Display Corp.	18,792	1,027
*	ACI Worldwide Inc.	52,114	970
*	CommVault Systems Inc.	17,537	947
*	Lumentum Holdings Inc.	22,889	918
*	Synchronoss Technologies Inc.	18,728	908
*	Paycom Software Inc.	19,871	892
*	Synaptics Inc.	15,884	867
	Power Integrations Inc.	12,450	838
*	Semtech Corp.	29,217	821
*	Inphi Corp.	18,160	820
*	Cornerstone OnDemand Inc.	22,791	818
*	Gigamon Inc.	14,682	783
*	Zendesk Inc.	36,684	781
	Plantronics Inc.	15,050	780
*	HubSpot Inc.	13,067	733
	NIC Inc.	28,723	721
*	Entegris Inc.	40,055	719
*	RealPage Inc.	24,460	700
*	iRobot Corp.	12,168	694
^	Ebix Inc.	11,466	683
*	Fabrinet	15,793	676
*	Envestnet Inc.	18,699	675
*,^ 3D Systems Corp.		48,538	672
*	Ubiquiti Networks Inc.	11,710	655
	CSG Systems International Inc.	14,500	645
*	comScore Inc.	21,609	628
	Pegasystems Inc.	16,308	589
	Tessera Technologies Inc.	14,690	582
*	RingCentral Inc. Class A	26,563	572
	Methode Electronics Inc.	15,060	556
*	BroadSoft Inc.	13,260	550
*	MACOM Technology Solutions Holdings Inc.	10,535	525
*	NETGEAR Inc.	9,682	520
*	SPS Commerce Inc.	7,490	519
*	MaxLinear Inc.	25,359	518
*	Imperva Inc.	12,955	494
*	Interactive Intelligence Group Inc.	8,158	493
*	Acxiom Corp.	17,155	455
*	MicroStrategy Inc. Class A	2,256	438
*	Callidus Software Inc.	27,563	433
*,^ Pure Storage Inc. Class A		30,777	429
*	Qualys Inc.	12,318	409
*	Globant SA	11,590	397
*	Bottomline Technologies de Inc.	15,799	396
*	Oclaro Inc.	43,259	387
*	Lattice Semiconductor Corp.	54,095	379
*	Infinera Corp.	44,503	378
*,^ Ambarella Inc.		5,864	361
	Monotype Imaging Holdings Inc.	18,330	359
*	Cray Inc.	18,197	351
*	Q2 Holdings Inc.	11,520	340
*,^ Box Inc.		22,169	337
	DTS Inc.	7,879	335
*	TiVo Corp.	16,430	333
*	New Relic Inc.	9,880	313

*	Web.com Group Inc.	19,357	309
*,^ TrueCar Inc.		24,632	305
*	GTT Communications Inc.	11,869	301
*	Applied Micro Circuits Corp.	34,199	299
	ADTRAN Inc.	14,285	291
	Syntel Inc.	14,694	285
*	CEVA Inc.	8,920	284
*	Virtusa Corp.	12,417	276
*	PDF Solutions Inc.	11,512	271
*	PROS Holdings Inc.	11,316	270
	EarthLink Holdings Corp.	47,189	249
*	CalAmp Corp.	16,401	238
*	Five9 Inc.	14,905	236
	Diebold Inc.	10,310	235
*	Loral Space & Communications Inc.	5,816	229
*	ePlus Inc.	2,049	228
*	II-VI Inc.	7,538	228
*	Unisys Corp.	15,171	225
*	Silver Spring Networks Inc.	16,148	225
*	Barracuda Networks Inc.	10,007	221
*	Endurance International Group Holdings Inc.	26,939	214
*	Nimble Storage Inc.	28,252	214
*	Rogers Corp.	2,849	212
*	Nanometrics Inc.	8,691	208
*	Perficient Inc.	11,540	208
*	FormFactor Inc.	17,728	199
*	Extreme Networks Inc.	46,413	196
*	LivePerson Inc.	24,012	192
*	NeuStar Inc. Class A	7,902	192
*	Stratasys Ltd.	10,407	188
*	VASCO Data Security International Inc.	12,288	178
*,^ Hortonworks Inc.		18,612	169
*,^ Acacia Communications Inc.		2,432	168
*	Rambus Inc.	12,438	164
*	A10 Networks Inc.	19,789	162
	Sapiens International Corp. NV	10,937	162
*	Benefitfocus Inc.	5,814	159
*	Carbonite Inc.	8,147	151
*	Workiva Inc.	9,815	146
*	Xactly Corp.	10,179	144
*	Vocera Communications Inc.	7,864	143
*,^ Alarm.com Holdings Inc.		4,728	140
*	Varonis Systems Inc.	4,788	140
*	ChannelAdvisor Corp.	9,674	139
*,^ MINDBODY Inc. Class A		6,444	139
*	Lionbridge Technologies Inc.	25,745	129
	American Software Inc. Class A	11,619	128
*,^ Digimarc Corp.		4,094	127
*	Brightcove Inc.	13,368	111
*	Zix Corp.	24,231	108
*,^ Rapid7 Inc.		9,145	106
*	Super Micro Computer Inc.	3,753	103
*	Clearfield Inc.	5,152	99
*	Jive Software Inc.	26,012	99
*	Exa Corp.	6,318	94
	Progress Software Corp.	3,143	93
*	Amber Road Inc.	7,968	93

*	Model N Inc.	9,985	89
*	MobileIron Inc.	20,857	87
*,^ Park City Group Inc.		5,507	80
*	MeetMe Inc.	16,359	79
*	Mitek Systems Inc.	13,449	75
*	Novanta Inc.	3,677	74
*,^ Appfolio Inc.		3,389	74
	MKS Instruments Inc.	1,285	74
*	Guidance Software Inc.	10,357	73
	NVE Corp.	1,079	72
*,^ VirnetX Holding Corp.		21,956	69
*	Radisys Corp.	14,737	62
*	USA Technologies Inc.	14,117	60
*	Aerohive Networks Inc.	10,807	60
	Reis Inc.	2,605	57
*	Blucora Inc.	3,705	52
*	Rubicon Project Inc.	6,750	51
*	ShoreTel Inc.	6,906	48
*	Immersion Corp.	4,518	47
*	Everyday Health Inc.	4,254	44
*	Mercury Systems Inc.	1,376	41
^	Impinj Inc.	1,471	40
*	Avid Technology Inc.	9,449	40
*	Exar Corp.	3,186	32
*	Amkor Technology Inc.	2,653	31
*	NeoPhotonics Corp.	2,322	30
*	Silicom Ltd.	621	24
*	TechTarget Inc.	2,164	18
*	Ultratech Inc.	725	17
*	Sparton Corp.	667	16
*	Sonus Networks Inc.	2,642	16
*	Majesco	2,461	12
*	Intralinks Holdings Inc.	988	11
*	SecureWorks Corp. Class A	812	10
*	Autobytel Inc.	716	10
*	Global Eagle Entertainment Inc.	1,413	9
*	Numerex Corp. Class A	997	8
*	Agilysys Inc.	540	6
*	Datalink Corp.	485	5
*	GigPeak Inc.	1,891	5
			75,672
Utilities (2.2%)
	j2 Global Inc.	21,318	1,567
	Cogent Communications Holdings Inc.	18,757	702
	Shenandoah Telecommunications Co.	20,964	588
*	8x8 Inc.	40,066	547
	Pattern Energy Group Inc. Class A	23,880	469
	American States Water Co.	10,933	464
	California Water Service Group	12,854	444
	Consolidated Communications Holdings Inc.	15,487	443
	MGE Energy Inc.	7,309	433
	Ormat Technologies Inc.	7,925	379
	Inteliquent Inc.	14,830	336
	Middlesex Water Co.	6,020	245
*,^ Gogo Inc.		25,206	237
*	ORBCOMM Inc.	26,569	223
*	General Communication Inc. Class A	13,009	219

	York Water Co.			5,203	189
	Southwest Gas Corp.			2,220	165
*	FairPoint Communications Inc.			7,528	125
*	Boingo Wireless Inc.			9,468	116
	New Jersey Resources Corp.			3,154	109
	*,^ Straight Path Communications Inc. Class B			4,317	103
	IDT Corp. Class B			4,784	101
	WGL Holdings Inc.			1,168	85
	*,^ Globalstar Inc.			105,263	83
	West Corp.			2,843	68
*	Vonage Holdings Corp.			9,442	62
	Connecticut Water Service Inc.			1,118	61
	Spark Energy Inc. Class A			2,151	55
	Chesapeake Utilities Corp.			826	54
	Windstream Holdings Inc.			5,353	40
^	Global Water Resources Inc.			3,953	33
*	Lumos Networks Corp.			705	10
					8,755
	Total Common Stocks (Cost $375,529)				398,047
		Coupon
	Temporary Cash Investments (3.3%)1
	Money Market Fund (3.3%)
	3,4 Vanguard Market Liquidity Fund	0.691%		129,692	12,970

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.292%	12/29/16	100	100
	Total Temporary Cash Investments (Cost $13,069)				13,070
	Total Investments (102.7%) (Cost $388,598)				411,117
	Other Assets and Liabilities-Net (-2.7%)4,5				(10,664)
	Net Assets (100%)				400,453

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,267,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.7%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $11,081,000 of collateral received for securities on loan.
5 Securities with a value of $100,000 and cash of $1,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Russell 2000 Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	397,897	—	150
Temporary Cash Investments	12,970	100	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	410,855	100	150
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Russell 2000 Growth Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2016	17	2,248	115

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $388,598,000. Net unrealized appreciation of investment securities for tax purposes was $22,519,000, consisting of unrealized gains of $57,774,000 on securities that had risen in value since their purchase and $35,255,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Consumer Discretionary (13.8%)
*	Amazon.com Inc.	18,465	13,859
	Comcast Corp. Class A	114,476	7,957
	Home Depot Inc.	59,066	7,643
	Walt Disney Co.	77,034	7,636
	Wal-Mart Stores Inc.	71,895	5,064
	McDonald's Corp.	41,684	4,972
	Starbucks Corp.	67,624	3,920
*	Priceline Group Inc.	2,353	3,538
	Time Warner Inc.	37,330	3,428
	NIKE Inc. Class B	62,651	3,137
	Costco Wholesale Corp.	20,640	3,098
	Lowe's Cos. Inc.	42,367	2,989
	Charter Communications Inc. Class A	9,470	2,607
	TJX Cos. Inc.	31,234	2,447
	General Motors Co.	66,356	2,291
*	Netflix Inc.	19,364	2,266
	Ford Motor Co.	183,908	2,200
	Target Corp.	27,839	2,150
	Twenty-First Century Fox Inc. Class A	52,493	1,476
*	eBay Inc.	50,608	1,407
	Ross Stores Inc.	18,555	1,254
*	O'Reilly Automotive Inc.	4,475	1,228
	Marriott International Inc./MD Class A	15,182	1,196
	CBS Corp. Class B	19,125	1,161
*,^ Tesla Motors Inc.		5,959	1,129
	Las Vegas Sands Corp.	17,182	1,077
*	AutoZone Inc.	1,345	1,053
	Newell Brands Inc.	22,283	1,048
	Yum! Brands Inc.	16,419	1,041
	Dollar General Corp.	13,421	1,038
	Carnival Corp.	19,224	988
	Omnicom Group Inc.	11,151	969
*	Dollar Tree Inc.	10,662	940
	VF Corp.	15,799	861
	Delphi Automotive plc	12,787	818
	L Brands Inc.	11,478	806
	Estee Lauder Cos. Inc. Class A	10,162	790
	Nielsen Holdings plc	16,927	730
*	Ulta Salon Cosmetics & Fragrance Inc.	2,749	713
	Expedia Inc.	5,637	699
	Genuine Parts Co.	6,816	656
	Royal Caribbean Cruises Ltd.	7,949	644
*	MGM Resorts International	22,327	641
	Twenty-First Century Fox Inc.	22,121	621
	Hilton Worldwide Holdings Inc.	24,669	618
	Macy's Inc.	14,533	613
*	DISH Network Corp. Class A	10,347	594
	Best Buy Co. Inc.	12,972	593
	Viacom Inc. Class B	15,658	587

*	Mohawk Industries Inc.	2,896	572
	Advance Auto Parts Inc.	3,283	557
	Whirlpool Corp.	3,416	555
*	CarMax Inc.	9,129	528
	Harley-Davidson Inc.	8,506	518
*	Chipotle Mexican Grill Inc. Class A	1,299	515
	Mattel Inc.	16,019	506
	Tractor Supply Co.	6,471	486
	Kohl's Corp.	8,953	482
	Coach Inc.	12,969	472
	Foot Locker Inc.	6,555	470
	Interpublic Group of Cos. Inc.	19,482	469
*	LKQ Corp.	14,139	464
	Hasbro Inc.	5,344	456
	DR Horton Inc.	16,405	455
*	Liberty Interactive Corp. QVC Group Class A	21,711	450
	Tiffany & Co.	5,371	443
	Lear Corp.	3,384	438
	Yum China Holdings Inc.	15,483	435
	PVH Corp.	3,909	414
	Fortune Brands Home & Security Inc.	7,457	411
	Hanesbrands Inc.	17,425	405
	Aramark	11,701	403
	Darden Restaurants Inc.	5,416	397
	Coty Inc. Class A	21,109	395
	Goodyear Tire & Rubber Co.	12,839	394
	Wynn Resorts Ltd.	3,843	392
^	Sirius XM Holdings Inc.	85,117	389
	Wyndham Worldwide Corp.	5,356	386
	Domino's Pizza Inc.	2,275	382
	Harman International Industries Inc.	3,391	371
	Lennar Corp. Class A	8,324	354
*	Michael Kors Holdings Ltd.	7,609	354
	BorgWarner Inc.	9,932	354
*	Liberty Broadband Corp.	4,933	352
	Signet Jewelers Ltd.	3,769	344
^	Nordstrom Inc.	5,989	335
	PulteGroup Inc.	17,037	321
	Leggett & Platt Inc.	6,569	316
*	Liberty Media Corp-Liberty SiriusXM	8,760	313
	Bed Bath & Beyond Inc.	6,900	309
	Staples Inc.	31,618	306
	Vail Resorts Inc.	1,918	304
*	Norwegian Cruise Line Holdings Ltd.	7,599	303
	Ralph Lauren Corp. Class A	2,793	292
*	Burlington Stores Inc.	3,318	292
	KAR Auction Services Inc.	6,568	277
*	TripAdvisor Inc.	5,648	273
	Gap Inc.	10,635	266
	Garmin Ltd.	5,089	265
*	lululemon athletica Inc.	4,646	265
	Scripps Networks Interactive Inc. Class A	3,788	262
	Gentex Corp.	14,054	260
*	NVR Inc.	162	258
*,^ Under Armour Inc. Class A		8,366	258
*	Discovery Communications Inc.	9,538	252
	Service Corp. International/US	9,312	251

* WABCO Holdings Inc.	2,547	251
Polaris Industries Inc.	2,881	250
Dunkin' Brands Group Inc.	4,604	250
* ServiceMaster Global Holdings Inc.	6,480	248
H&R Block Inc.	10,663	236
Dick's Sporting Goods Inc.	3,974	235
TEGNA Inc.	10,441	234
* Discovery Communications Inc. Class A	8,586	233
* Panera Bread Co. Class A	1,096	232
Under Armour Inc.	9,008	232
Williams-Sonoma Inc.	4,166	228
News Corp. Class A	19,707	228
Thor Industries Inc.	2,234	225
Carter's Inc.	2,457	224
Brunswick Corp./DE	4,428	222
* Adient plc	3,957	212
* Toll Brothers Inc.	7,010	208
Cinemark Holdings Inc.	5,149	205
Pool Corp.	1,927	194
Six Flags Entertainment Corp.	3,163	182
* Sally Beauty Holdings Inc.	6,934	182
* Live Nation Entertainment Inc.	6,304	175
* Tenneco Inc.	2,843	168
* Avis Budget Group Inc.	4,338	166
* AMC Networks Inc. Class A	2,989	165
CST Brands Inc.	3,317	159
* Tempur Sealy International Inc.	2,406	152
Liberty Ventures Class A	3,886	152
* Skechers U.S.A. Inc. Class A	6,583	150
* Madison Square Garden Co. Class A	863	150
* Cabela's Inc.	2,402	150
Jack in the Box Inc.	1,437	149
* Liberty Media Corp-Liberty SiriusXM	4,113	149
* JC Penney Co. Inc.	15,545	147
Brinker International Inc.	2,765	147
* AutoNation Inc.	3,232	144
Texas Roadhouse Inc. Class A	3,072	144
* Bright Horizons Family Solutions Inc.	2,087	144
* Buffalo Wild Wings Inc.	833	140
Visteon Corp.	1,782	140
Cracker Barrel Old Country Store Inc.	848	138
Cable One Inc.	230	136
* Urban Outfitters Inc.	4,224	133
* Grand Canyon Education Inc.	2,327	133
* Starz	3,793	128
* Pandora Media Inc.	11,012	128
Tribune Media Co. Class A	3,548	127
Drew Industries Inc.	1,206	127
Tupperware Brands Corp.	2,284	127
International Game Technology plc	4,893	126
Cheesecake Factory Inc.	2,131	126
Matthews International Corp. Class A	1,707	124
John Wiley & Sons Inc. Class A	2,243	123
Wendy's Co.	9,615	121
Big Lots Inc.	2,388	121
Dana Inc.	7,131	120
American Eagle Outfitters Inc.	7,221	120

* Avon Products Inc.	22,255	120
Office Depot Inc.	24,055	117
* Vista Outdoor Inc.	2,901	116
CalAtlantic Group Inc.	3,471	116
GameStop Corp. Class A	4,675	115
* Liberty Expedia Holdings Inc. Class A	2,589	114
Chico's FAS Inc.	7,207	110
* Murphy USA Inc.	1,613	110
Cooper Tire & Rubber Co.	2,829	108
Penske Automotive Group Inc.	2,169	108
* Michaels Cos. Inc.	4,439	108
Children's Place Inc.	1,032	107
Sinclair Broadcast Group Inc. Class A	3,270	106
Churchill Downs Inc.	694	106
* Helen of Troy Ltd.	1,245	106
* Five Below Inc.	2,685	106
Papa John's International Inc.	1,195	106
Meredith Corp.	1,890	105
* Steven Madden Ltd.	2,819	104
* Cimpress NV	1,193	104
* Deckers Outdoor Corp.	1,729	103
Wolverine World Wide Inc.	4,544	102
Bloomin' Brands Inc.	5,490	102
AMERCO	296	101
Lithia Motors Inc. Class A	1,084	100
Graham Holdings Co. Class B	202	99
* Kate Spade & Co.	6,604	98
Aaron's Inc.	3,343	97
^ Regal Entertainment Group Class A	4,233	97
^ Lions Gate Entertainment Corp.	4,125	97
* Liberty Broadband Corp. Class A	1,385	96
* LifeLock Inc.	4,008	95
* Sotheby's	2,412	94
* IMAX Corp.	2,941	94
* Media General Inc.	5,111	94
Monro Muffler Brake Inc.	1,565	94
PriceSmart Inc.	1,013	93
* ILG Inc.	5,061	91
Choice Hotels International Inc.	1,776	91
* TRI Pointe Group Inc.	7,850	91
Time Inc.	5,523	89
Hertz Global Holdings Inc.	3,516	89
* Dorman Products Inc.	1,218	88
* Dave & Buster's Entertainment Inc.	1,839	86
DSW Inc. Class A	3,606	86
Columbia Sportswear Co.	1,481	84
DeVry Education Group Inc.	2,773	83
Travelport Worldwide Ltd.	5,800	81
* Cooper-Standard Holdings Inc.	820	78
* Meritage Homes Corp.	2,154	78
* Popeyes Louisiana Kitchen Inc.	1,280	77
Caleres Inc.	2,337	77
* Stamps.com Inc.	718	76
* Shutterfly Inc.	1,494	76
La-Z-Boy Inc.	2,773	74
* Boyd Gaming Corp.	3,927	74
DineEquity Inc.	885	74

	KB Home	4,611	73
	Nexstar Broadcasting Group Inc. Class A	1,208	72
	Marriott Vacations Worldwide Corp.	890	69
*	Liberty Media Corp-Liberty Media	2,216	69
*	Houghton Mifflin Harcourt Co.	6,205	69
	Dillard's Inc. Class A	949	68
*	American Axle & Manufacturing Holdings Inc.	4,333	68
*	Smith & Wesson Holding Corp.	2,842	66
*	Belmond Ltd. Class A	5,093	66
	New York Times Co. Class A	4,979	65
	Scholastic Corp.	1,464	65
	HSN Inc.	1,666	63
*	Restoration Hardware Holdings Inc.	1,738	63
*	Etsy Inc.	4,977	62
*	Fossil Group Inc.	1,835	61
*	Genesco Inc.	968	61
	MDC Holdings Inc.	2,271	61
*	Asbury Automotive Group Inc.	1,038	61
*	Gentherm Inc.	1,912	61
*	American Woodmark Corp.	792	61
*	2U Inc.	1,827	60
	SeaWorld Entertainment Inc.	3,501	59
*	Hyatt Hotels Corp. Class A	1,145	59
	Oxford Industries Inc.	808	59
*	Penn National Gaming Inc.	4,394	58
	Group 1 Automotive Inc.	799	58
	International Speedway Corp. Class A	1,571	58
	Tailored Brands Inc.	3,065	58
*	Liberty TripAdvisor Holdings Inc. Class A	3,564	57
*	EW Scripps Co. Class A	3,292	56
	Gannett Co. Inc.	5,881	56
	Sonic Corp.	2,124	55
	National CineMedia Inc.	3,599	55
*	MSG Networks Inc.	2,653	54
	Extended Stay America Inc.	3,485	54
*	Express Inc.	3,780	51
*,^ Fitbit Inc. Class A		6,025	50
*	Cavco Industries Inc.	532	50
*	Central Garden & Pet Co. Class A	1,836	50
	Sturm Ruger & Co. Inc.	967	50
*	La Quinta Holdings Inc.	4,060	49
	Abercrombie & Fitch Co.	3,392	49
	Guess? Inc.	3,145	48
*	G-III Apparel Group Ltd.	1,762	48
*	Fiesta Restaurant Group Inc.	1,664	48
*	Meritor Inc.	3,689	47
	Callaway Golf Co.	3,807	46
	News Corp. Class B	3,843	46
*	Wayfair Inc.	1,253	46
*	Select Comfort Corp.	2,004	45
*	Ascena Retail Group Inc.	7,470	45
	Nutrisystem Inc.	1,224	45
	Cato Corp. Class A	1,499	44
	Barnes & Noble Inc.	3,505	44
	Capella Education Co.	501	44
	Inter Parfums Inc.	1,260	43
*	Red Robin Gourmet Burgers Inc.	830	43

	Viacom Inc. Class A	1,019	42
*	Francesca's Holdings Corp.	2,636	42
	Buckle Inc.	1,643	42
*,^ GoPro Inc. Class A		4,160	42
*	Denny's Corp.	3,431	41
	World Wrestling Entertainment Inc. Class A	2,181	41
*	Pinnacle Entertainment Inc.	2,986	41
*	Universal Electronics Inc.	598	40
*	Shutterstock Inc.	854	40
	Ruth's Hospitality Group Inc.	2,342	40
	Standard Motor Products Inc.	797	40
*	Hibbett Sports Inc.	986	40
	ClubCorp Holdings Inc.	3,042	40
	Bob Evans Farms Inc./DE	885	40
*	Chuy's Holdings Inc.	1,240	39
*	Biglari Holdings Inc.	75	35
*	Ollie's Bargain Outlet Holdings Inc.	1,164	35
*	Crocs Inc.	4,987	35
	Ethan Allen Interiors Inc.	1,008	35
*	Liberty Media Corp-Liberty Media Class A	1,110	35
*	Strayer Education Inc.	472	35
	Movado Group Inc.	1,219	34
	Finish Line Inc. Class A	1,488	33
	Entravision Communications Corp. Class A	4,911	32
*	BJ's Restaurants Inc.	868	32
	Viad Corp.	730	32
*,^ Quotient Technology Inc.		2,452	31
*	Zoe's Kitchen Inc.	1,244	31
	AMC Entertainment Holdings Inc.	902	31
	Liberty Media Corp-Liberty Braves	1,513	30
*	Scientific Games Corp. Class A	2,038	30
	Winnebago Industries Inc.	919	30
*	Vitamin Shoppe Inc.	1,121	28
*	HealthStream Inc.	1,094	27
*	Taylor Morrison Home Corp. Class A	1,369	27
*	Apollo Education Group Inc.	2,732	26
*	Shake Shack Inc. Class A	693	26
*	Chegg Inc.	3,144	25
*	Carmike Cinemas Inc.	735	25
	Superior Industries International Inc.	986	25
	Hooker Furniture Corp.	908	25
	Rent-A-Center Inc./TX	2,116	24
*	Caesars Acquisition Co. Class A	2,036	24
	Planet Fitness Inc. Class A	1,193	24
*	Career Education Corp.	2,353	24
*	Tile Shop Holdings Inc.	1,158	23
	Tower International Inc.	877	23
	Marcus Corp.	741	22
*	Zumiez Inc.	877	22
*	Regis Corp.	1,530	21
*	M/I Homes Inc.	871	20
	Blue Nile Inc.	501	20
	Pier 1 Imports Inc.	3,612	20
*	MarineMax Inc.	1,052	20
*	Isle of Capri Casinos Inc.	844	19
*	Stoneridge Inc.	1,183	19
*	Lumber Liquidators Holdings Inc.	1,043	18

*	K12 Inc.	1,254	18
	SiteOne Landscape Supply Inc.	548	18
*	Angie's List Inc.	2,131	18
*	FTD Cos. Inc.	794	18
*	Eldorado Resorts Inc.	1,320	18
*	Carrols Restaurant Group Inc.	1,319	18
*,^ Caesars Entertainment Corp.		2,368	18
*	XO Group Inc.	958	18
*	Motorcar Parts of America Inc.	717	18
*,^ Weight Watchers International Inc.		1,603	17
*	Party City Holdco Inc.	1,045	17
	Libbey Inc.	865	17
	Carriage Services Inc. Class A	605	16
*	Beazer Homes USA Inc.	1,201	16
	Entercom Communications Corp. Class A	1,059	16
*	Del Taco Restaurants Inc.	1,101	16
	National Presto Industries Inc.	165	16
*	Iconix Brand Group Inc.	1,735	16
*	tronc Inc.	1,194	16
	Big 5 Sporting Goods Corp.	801	16
*	WCI Communities Inc.	657	15
*	Fox Factory Holding Corp.	608	15
	MDC Partners Inc. Class A	2,452	15
*	Nautilus Inc.	883	15
	Fred's Inc. Class A	1,520	15
*	Vera Bradley Inc.	1,033	15
*	William Lyon Homes Class A	745	15
	Lennar Corp. Class B	434	15
	Shoe Carnival Inc.	560	15
*	Del Frisco's Restaurant Group Inc.	846	15
	Bassett Furniture Industries Inc.	497	14
*	Intrawest Resorts Holdings Inc.	820	14
*	Eros International plc	1,023	14
*	Daily Journal Corp.	59	14
	New Media Investment Group Inc.	913	14
	Winmark Corp.	122	14
*	Perry Ellis International Inc.	548	14
*	America's Car-Mart Inc./TX	306	14
	Sonic Automotive Inc. Class A	658	14
*	Gray Television Inc.	1,372	14
*	Barnes & Noble Education Inc.	1,197	14
*	American Public Education Inc.	580	13
*	LGI Homes Inc.	409	13
*	Reading International Inc. Class A	835	13
*	Horizon Global Corp.	564	13
	Flexsteel Industries Inc.	236	13
*	Potbelly Corp.	926	13
*	1-800-Flowers.com Inc. Class A	1,174	12
*	Monarch Casino & Resort Inc.	486	12
*	Lands' End Inc.	666	12
*	Malibu Boats Inc. Class A	645	12
*	Eastman Kodak Co.	773	12
*	Revlon Inc. Class A	419	12
*	Federal-Mogul Holdings Corp.	1,193	11
	Speedway Motorsports Inc.	556	11
*	Franklin Covey Co.	540	11
*	Century Communities Inc.	536	11

*	Sears Holdings Corp.	855	11
*	Conn's Inc.	977	11
*,^ Duluth Holdings Inc.		319	11
	CSS Industries Inc.	391	11
	Citi Trends Inc.	600	10
*	Bridgepoint Education Inc.	968	10
	Weyco Group Inc.	338	10
*	West Marine Inc.	995	10
*	Build-A-Bear Workshop Inc.	646	9
*	Overstock.com Inc.	546	9
	Liberty Media Corp-Liberty Braves	453	9
*	Care.com Inc.	1,070	9
*,^ Hovnanian Enterprises Inc. Class A		4,576	9
*	Nathan's Famous Inc.	141	9
*	Tuesday Morning Corp.	1,868	9
	Wingstop Inc.	275	8
	Clear Channel Outdoor Holdings Inc. Class A	1,548	8
*	Kirkland's Inc.	552	8
*,^ Sequential Brands Group Inc.		1,510	8
*	Arctic Cat Inc.	502	8
*	Rosetta Stone Inc.	913	7
	Strattec Security Corp.	188	7
*	Habit Restaurants Inc. Class A	429	7
	Metaldyne Performance Group Inc.	354	7
*	Boot Barn Holdings Inc.	448	7
*	Century Casinos Inc.	1,006	7
*	Delta Apparel Inc.	340	7
*	Ruby Tuesday Inc.	2,256	7
*	TubeMogul Inc.	484	7
*	Lindblad Expeditions Holdings Inc.	702	7
*	El Pollo Loco Holdings Inc.	530	7
	Saga Communications Inc. Class A	138	7
	Stage Stores Inc.	1,407	6
*	Sportsman's Warehouse Holdings Inc.	678	6
	Stein Mart Inc.	1,221	6
	Golden Entertainment Inc.	487	6
*	ZAGG Inc.	914	6
*	Red Lion Hotels Corp.	677	6
	Lifetime Brands Inc.	350	6
*	J Alexander's Holdings Inc.	584	6
*	JAKKS Pacific Inc.	781	6
*	Gaia Inc. Class A	633	5
	Red Rock Resorts Inc. Class A	233	5
*	Bojangles' Inc.	296	5
	Unique Fabricating Inc.	316	5
*	Jamba Inc.	426	4
	Superior Uniform Group Inc.	219	4
*	Destination XL Group Inc.	1,020	4
*	Instructure Inc.	205	4
	Liberty Tax Inc.	321	4
	Johnson Outdoors Inc. Class A	94	4
*	Luby's Inc.	920	4
*	Radio One Inc.	1,172	3
	Escalade Inc.	232	3
*	Sears Hometown and Outlet Stores Inc.	531	3
	Haverty Furniture Cos. Inc.	147	3
*	Kona Grill Inc.	256	3

*	Vince Holding Corp.	740	3
*	QuinStreet Inc.	940	3
	Salem Media Group Inc. Class A	522	3
	Collectors Universe Inc.	147	3
*	Container Store Group Inc.	489	3
*	Marchex Inc. Class B	1,071	3
*	Fogo De Chao Inc.	189	3
*,^ Cogint Inc.		723	2
*	Tilly's Inc. Class A	237	2
*	Cambium Learning Group Inc.	417	2
*	Townsquare Media Inc. Class A	232	2
	Empire Resorts Inc.	73	2
	Marine Products Corp.	140	2
*	Noodles & Co. Class A	334	1
*	Central Garden & Pet Co.	9	—
*	Central European Media Enterprises Ltd. Class A	72	—
	MCBC Holdings Inc.	9	—
*	New Home Co. Inc.	9	—
			152,383
Consumer Staples (7.3%)
	Procter & Gamble Co.	121,606	10,028
	Coca-Cola Co.	185,235	7,474
	PepsiCo Inc.	68,773	6,884
	Philip Morris International Inc.	73,719	6,508
	Altria Group Inc.	92,952	5,942
	CVS Health Corp.	51,018	3,923
	Walgreens Boots Alliance Inc.	40,805	3,457
	Mondelez International Inc. Class A	70,870	2,923
	Colgate-Palmolive Co.	41,181	2,686
	Kraft Heinz Co.	28,328	2,313
	Reynolds American Inc.	39,130	2,117
	Kimberly-Clark Corp.	16,976	1,963
	General Mills Inc.	27,971	1,705
	Kroger Co.	45,136	1,458
	Sysco Corp.	24,938	1,328
	Constellation Brands Inc. Class A	7,879	1,191
	Archer-Daniels-Midland Co.	27,215	1,177
*	Monster Beverage Corp.	19,797	886
	Kellogg Co.	11,687	841
	Molson Coors Brewing Co. Class B	8,099	794
	Tyson Foods Inc. Class A	13,792	784
	Conagra Brands Inc.	20,565	755
	Dr Pepper Snapple Group Inc.	8,663	751
	Clorox Co.	6,002	694
	JM Smucker Co.	5,419	683
	Hershey Co.	6,630	641
	Mead Johnson Nutrition Co.	8,780	633
	Church & Dwight Co. Inc.	12,046	528
	Campbell Soup Co.	9,059	515
	McCormick & Co. Inc./MD	5,342	487
*	WhiteWave Foods Co. Class A	8,350	460
	Bunge Ltd.	6,713	458
	Whole Foods Market Inc.	14,920	453
	Hormel Foods Corp.	13,162	451
	Brown-Forman Corp. Class B	8,938	405
	Ingredion Inc.	3,350	393
*	Rite Aid Corp.	48,620	387

Pinnacle Foods Inc.	5,368	266
* Post Holdings Inc.	3,032	231
* Edgewell Personal Care Co.	2,914	231
Casey's General Stores Inc.	1,829	220
* Lamb Weston Holdings Inc.	6,286	210
* Hain Celestial Group Inc.	4,787	188
* TreeHouse Foods Inc.	2,643	183
* Herbalife Ltd.	3,454	169
B&G Foods Inc.	3,462	148
Nu Skin Enterprises Inc. Class A	2,829	148
Spectrum Brands Holdings Inc.	1,215	146
Snyder's-Lance Inc.	3,823	142
Brown-Forman Corp. Class A	2,950	139
* Sprouts Farmers Market Inc.	6,717	134
Energizer Holdings Inc.	2,910	131
Flowers Foods Inc.	8,357	130
Lancaster Colony Corp.	932	126
Fresh Del Monte Produce Inc.	1,708	106
* United Natural Foods Inc.	2,174	102
Dean Foods Co.	4,975	99
Vector Group Ltd.	4,505	96
J&J Snack Foods Corp.	768	93
Sanderson Farms Inc.	1,096	88
Core-Mark Holding Co. Inc.	2,290	84
* Boston Beer Co. Inc. Class A	466	81
WD-40 Co.	715	77
SpartanNash Co.	2,056	74
Universal Corp./VA	1,270	70
Cal-Maine Foods Inc.	1,652	67
* Blue Buffalo Pet Products Inc.	2,853	67
* SUPERVALU Inc.	13,817	64
Pilgrim's Pride Corp.	3,169	56
Calavo Growers Inc.	887	48
GNC Holdings Inc. Class A	3,116	45
* Seaboard Corp.	11	45
Andersons Inc.	986	39
John B Sanfilippo & Son Inc.	596	38
* Performance Food Group Co.	1,776	38
* Diplomat Pharmacy Inc.	2,131	30
* USANA Health Sciences Inc.	440	27
National Beverage Corp.	531	27
Ingles Markets Inc. Class A	566	26
AdvancePierre Foods Holdings Inc.	864	23
Coca-Cola Bottling Co. Consolidated	140	23
* Omega Protein Corp.	914	22
* Chefs' Warehouse Inc.	1,648	21
Weis Markets Inc.	382	21
Tootsie Roll Industries Inc.	547	21
Medifast Inc.	521	20
PetMed Express Inc.	826	18
MGP Ingredients Inc.	335	16
* Amplify Snack Brands Inc.	1,605	15
* Seneca Foods Corp. Class A	391	15
* Nutraceutical International Corp.	440	14
* Farmer Brothers Co.	383	13
* Primo Water Corp.	997	13
* Smart & Final Stores Inc.	864	12

Village Super Market Inc. Class A	320	11
Limoneira Co.	518	9
Orchids Paper Products Co.	332	8
* Inventure Foods Inc.	899	8
* Freshpet Inc.	766	7
* Alliance One International Inc.	396	6
Alico Inc.	213	6
* Lifevantage Corp.	646	5
* Natural Grocers by Vitamin Cottage Inc.	465	5
Turning Point Brands Inc.	286	4
US Foods Holding Corp.	175	4
Nature's Sunshine Products Inc.	259	4
* Craft Brew Alliance Inc.	249	4
* Synutra International Inc.	400	2
* Lifeway Foods Inc.	92	1
Natural Health Trends Corp.	9	—
		79,956
Energy (6.9%)
Exxon Mobil Corp.	198,184	17,301
Chevron Corp.	89,339	9,967
Schlumberger Ltd.	66,096	5,555
ConocoPhillips	58,931	2,859
EOG Resources Inc.	26,192	2,685
Occidental Petroleum Corp.	36,229	2,585
Halliburton Co.	40,746	2,163
Kinder Morgan Inc./DE	91,394	2,029
Anadarko Petroleum Corp.	26,550	1,836
Phillips 66	21,372	1,776
Pioneer Natural Resources Co.	7,721	1,475
Valero Energy Corp.	22,294	1,372
Spectra Energy Corp.	33,287	1,363
Baker Hughes Inc.	20,771	1,336
Devon Energy Corp.	24,806	1,199
Apache Corp.	18,044	1,190
Marathon Petroleum Corp.	24,965	1,174
Williams Cos. Inc.	32,648	1,002
* Concho Resources Inc.	6,700	958
Noble Energy Inc.	20,179	770
Hess Corp.	13,384	749
Marathon Oil Corp.	40,149	725
National Oilwell Varco Inc.	17,692	661
Cimarex Energy Co.	4,423	610
EQT Corp.	7,995	560
ONEOK Inc.	9,832	540
Cabot Oil & Gas Corp.	21,484	475
Tesoro Corp.	5,584	454
* Newfield Exploration Co.	9,879	447
* Diamondback Energy Inc.	3,821	412
Targa Resources Corp.	7,507	400
* Cheniere Energy Inc.	9,450	386
* FMC Technologies Inc.	11,096	380
Range Resources Corp.	9,972	351
^ Helmerich & Payne Inc.	4,518	342
* Parsley Energy Inc. Class A	7,760	296
* Energen Corp.	4,625	287
Murphy Oil Corp.	7,974	270
* Southwestern Energy Co.	23,286	264

*	WPX Energy Inc.	15,812	246
*	Continental Resources Inc./OK	4,090	237
	HollyFrontier Corp.	8,175	235
*	Weatherford International plc	44,465	227
*	QEP Resources Inc.	11,326	223
	CONSOL Energy Inc.	10,713	220
	Nabors Industries Ltd.	13,354	215
*	Transocean Ltd.	16,498	213
*	Chesapeake Energy Corp.	30,224	212
*	PDC Energy Inc.	2,829	211
*	Antero Resources Corp.	8,570	210
*	RSP Permian Inc.	4,627	207
	Patterson-UTI Energy Inc.	7,035	188
*	Rice Energy Inc.	7,153	174
	SM Energy Co.	4,074	162
*	Oasis Petroleum Inc.	10,784	161
*	Gulfport Energy Corp.	5,867	151
	Ensco plc Class A	15,545	150
	World Fuel Services Corp.	3,295	147
	Western Refining Inc.	3,961	142
	Superior Energy Services Inc.	7,844	135
	Oceaneering International Inc.	4,626	123
*	Laredo Petroleum Inc.	7,288	117
*	NOW Inc.	5,348	115
*	First Solar Inc.	3,745	114
*	Callon Petroleum Co.	6,333	112
*	Whiting Petroleum Corp.	8,878	109
*	Carrizo Oil & Gas Inc.	2,522	107
	SemGroup Corp. Class A	2,911	105
*	Dril-Quip Inc.	1,851	105
*	Matador Resources Co.	3,926	105
	PBF Energy Inc. Class A	4,330	104
*	Rowan Cos. plc Class A	5,433	97
	Golar LNG Ltd.	3,914	96
*	Oil States International Inc.	2,555	92
*	Synergy Resources Corp.	9,456	90
^	RPC Inc.	3,672	74
*	McDermott International Inc.	10,380	71
	Noble Corp. plc	10,998	68
*	Forum Energy Technologies Inc.	2,763	60
*	Denbury Resources Inc.	15,519	59
*	Unit Corp.	2,360	57
	Green Plains Inc.	1,992	54
*	Diamond Offshore Drilling Inc.	2,793	50
	Delek US Holdings Inc.	2,504	50
*	TerraForm Power Inc. Class A	3,806	48
*	Helix Energy Solutions Group Inc.	4,465	47
*	SEACOR Holdings Inc.	748	46
*,^ Seadrill Ltd.		15,441	43
	Archrock Inc.	2,750	37
*	Kosmos Energy Ltd.	6,857	36
*,^ Fairmount Santrol Holdings Inc.		2,847	27
*	Exterran Corp.	1,362	27
*	SunCoke Energy Inc.	2,391	27
	California Resources Corp.	1,555	27
*	Clayton Williams Energy Inc.	239	27
*	Flotek Industries Inc.	1,975	27

*	REX American Resources Corp.	268	26
	Atwood Oceanics Inc.	2,594	25
*	Matrix Service Co.	1,148	24
*	Newpark Resources Inc.	3,228	24
*	Cobalt International Energy Inc.	15,962	22
*,^ SunPower Corp. Class A		3,094	21
	Frank's International NV	1,470	19
*	TETRA Technologies Inc.	3,318	18
*	Sanchez Energy Corp.	2,116	18
*	Bill Barrett Corp.	2,167	17
*	Natural Gas Services Group Inc.	575	16
*	Par Pacific Holdings Inc.	1,043	15
*	Renewable Energy Group Inc.	1,583	15
	Panhandle Oil and Gas Inc. Class A	595	15
*	Westmoreland Coal Co.	721	13
*	Ring Energy Inc.	965	12
*	Parker Drilling Co.	5,695	12
*	Tesco Corp.	1,548	12
*	Clean Energy Fuels Corp.	3,180	12
	Evolution Petroleum Corp.	1,359	12
	CVR Energy Inc.	626	10
*	Trecora Resources	867	10
*	Sunrun Inc.	1,981	10
*	Pioneer Energy Services Corp.	1,846	9
*	Era Group Inc.	757	9
*	Pacific Ethanol Inc.	954	8
*	Geospace Technologies Corp.	368	8
*	RigNet Inc.	445	8
*	Dawson Geophysical Co.	953	8
*	EnerNOC Inc.	1,223	7
	TerraForm Global Inc. Class A	1,816	7
*	EP Energy Corp. Class A	1,225	7
*	Hornbeck Offshore Services Inc.	1,272	7
*	Abraxas Petroleum Corp.	3,067	6
*	CARBO Ceramics Inc.	725	6
*	Eclipse Resources Corp.	1,988	6
*	Independence Contract Drilling Inc.	1,032	6
*	Willbros Group Inc.	2,051	5
*,^ TerraVia Holdings Inc.		3,819	5
*	Northern Oil and Gas Inc.	2,178	5
*	Jones Energy Inc. Class A	1,055	5
	Alon USA Energy Inc.	517	5
*	EXCO Resources Inc.	4,019	4
*	Isramco Inc.	28	3
*	Ameresco Inc. Class A	463	3
	Adams Resources & Energy Inc.	60	2
*,^ Vivint Solar Inc.		733	2
*	W&T Offshore Inc.	799	1
*,^ Erin Energy Corp.		457	1
*	Earthstone Energy Inc.	47	1
*	Green Brick Partners Inc.	27	—
*	Contango Oil & Gas Co.	18	—
	FuelCell Energy Inc.	27	—
			76,345
Financial Services (21.0%)
*	Berkshire Hathaway Inc. Class B	89,943	14,161
	JPMorgan Chase & Co.	173,062	13,874

Wells Fargo & Co.	217,161	11,492
Bank of America Corp.	488,522	10,318
Citigroup Inc.	139,570	7,870
Visa Inc. Class A	90,510	6,998
Mastercard Inc. Class A	45,740	4,675
Goldman Sachs Group Inc.	18,302	4,013
US Bancorp	77,145	3,828
American International Group Inc.	52,674	3,336
Chubb Ltd.	21,966	2,812
Morgan Stanley	67,781	2,803
American Express Co.	38,013	2,738
Simon Property Group Inc.	14,636	2,629
PNC Financial Services Group Inc.	23,741	2,624
MetLife Inc.	44,172	2,430
Bank of New York Mellon Corp.	49,704	2,357
BlackRock Inc.	5,924	2,197
Charles Schwab Corp.	55,347	2,140
Prudential Financial Inc.	20,964	2,109
* PayPal Holdings Inc.	53,681	2,109
American Tower Corporation	20,049	2,050
Capital One Financial Corp.	24,163	2,031
CME Group Inc.	15,995	1,806
BB&T Corp.	38,426	1,739
Marsh & McLennan Cos. Inc.	24,785	1,718
Travelers Cos. Inc.	13,779	1,562
Intercontinental Exchange Inc.	27,920	1,547
S&P Global Inc.	12,573	1,496
State Street Corp.	18,683	1,472
Public Storage	7,019	1,469
Aon plc	12,457	1,421
Synchrony Financial	39,633	1,370
Aflac Inc.	19,083	1,362
Crown Castle International Corp.	15,932	1,330
Discover Financial Services	19,382	1,314
Prologis Inc.	24,785	1,262
Allstate Corp.	17,692	1,237
SunTrust Banks Inc.	23,750	1,234
Fidelity National Information Services Inc.	15,335	1,184
Equinix Inc.	3,318	1,124
* Fiserv Inc.	10,431	1,091
Weyerhaeuser Co.	35,087	1,082
AvalonBay Communities Inc.	6,487	1,067
Welltower Inc.	16,893	1,061
M&T Bank Corp.	7,042	1,014
Equity Residential	16,802	1,008
Ventas Inc.	16,029	968
Fifth Third Bancorp	36,164	941
Progressive Corp.	27,465	915
Boston Properties Inc.	7,187	890
KeyCorp	50,926	882
Hartford Financial Services Group Inc.	18,425	868
T. Rowe Price Group Inc.	11,412	845
Ameriprise Financial Inc.	7,377	843
Citizens Financial Group Inc.	24,981	837
Regions Financial Corp.	59,682	808
Northern Trust Corp.	9,814	806
Moody's Corp.	8,000	804

Vornado Realty Trust	8,114	793
Principal Financial Group Inc.	12,625	728
Lincoln National Corp.	11,307	725
General Growth Properties Inc.	27,211	690
Franklin Resources Inc.	17,544	689
Realty Income Corp.	12,244	679
Essex Property Trust Inc.	3,055	660
HCP Inc.	22,074	652
Digital Realty Trust Inc.	6,965	643
* FleetCor Technologies Inc.	4,298	642
Equifax Inc.	5,544	635
Alliance Data Systems Corp.	2,735	626
Huntington Bancshares Inc./OH	49,861	621
* Markel Corp.	691	621
Host Hotels & Resorts Inc.	34,749	620
Thomson Reuters Corp.	14,285	617
Invesco Ltd.	19,462	609
Loews Corp.	13,248	592
First Republic Bank/CA	6,863	562
Cincinnati Financial Corp.	7,264	557
Comerica Inc.	8,184	522
Global Payments Inc.	7,259	498
Unum Group	11,666	493
Annaly Capital Management Inc.	47,528	486
SL Green Realty Corp.	4,565	481
Western Union Co.	22,842	480
Kimco Realty Corp.	18,808	480
TD Ameritrade Holding Corp.	11,614	476
XL Group Ltd.	12,869	465
Federal Realty Investment Trust	3,241	455
* E*TRADE Financial Corp.	13,171	455
Macerich Co.	6,691	454
* Arch Capital Group Ltd.	5,422	449
Raymond James Financial Inc.	6,126	441
* CBRE Group Inc. Class A	14,694	427
Ally Financial Inc.	21,853	424
UDR Inc.	12,333	420
* Alleghany Corp.	739	420
Everest Re Group Ltd.	1,983	418
Arthur J Gallagher & Co.	8,245	415
Alexandria Real Estate Equities Inc.	3,787	415
Duke Realty Corp.	16,192	412
* Vantiv Inc. Class A	7,249	409
Iron Mountain Inc.	12,174	402
FNF Group	12,309	393
* SVB Financial Group	2,483	392
CIT Group Inc.	9,520	389
Torchmark Corp.	5,538	388
Extra Space Storage Inc.	5,510	387
* Signature Bank/New York NY	2,528	379
Reinsurance Group of America Inc. Class A	3,091	377
VEREIT Inc.	45,382	376
Total System Services Inc.	7,636	376
* Affiliated Managers Group Inc.	2,526	374
Zions Bancorporation	9,381	373
Voya Financial Inc.	9,526	370
New York Community Bancorp Inc.	22,928	366

Broadridge Financial Solutions Inc.	5,648	366
Leucadia National Corp.	15,908	350
Regency Centers Corp.	5,015	335
Mid-America Apartment Communities Inc.	3,651	335
MSCI Inc. Class A	4,182	330
Nasdaq Inc.	5,112	328
Camden Property Trust	4,133	325
Apartment Investment & Management Co.	7,678	323
East West Bancorp Inc.	6,653	319
Jack Henry & Associates Inc.	3,617	313
FactSet Research Systems Inc.	1,898	304
Kilroy Realty Corp.	4,154	300
National Retail Properties Inc.	6,998	299
American Campus Communities Inc.	6,266	295
PacWest Bancorp	5,758	295
MarketAxess Holdings Inc.	1,768	293
WP Carey Inc.	4,985	290
AGNC Investment Corp.	15,498	289
SEI Investments Co.	6,102	288
Endurance Specialty Holdings Ltd.	3,055	282
Liberty Property Trust	7,005	276
People's United Financial Inc.	14,578	273
WR Berkley Corp.	4,386	271
American Financial Group Inc./OH	3,277	269
Omega Healthcare Investors Inc.	9,097	268
Gaming and Leisure Properties Inc.	8,625	263
Lamar Advertising Co. Class A	3,968	263
Navient Corp.	15,094	260
Axis Capital Holdings Ltd.	4,249	259
RenaissanceRe Holdings Ltd.	1,977	258
Spirit Realty Capital Inc.	23,856	257
Equity LifeStyle Properties Inc.	3,646	253
Assurant Inc.	2,920	252
Lazard Ltd. Class A	6,470	251
Starwood Property Trust Inc.	11,161	251
Douglas Emmett Inc.	6,832	251
CBOE Holdings Inc.	3,569	246
Brown & Brown Inc.	5,625	244
Commerce Bancshares Inc./MO	4,399	241
Hospitality Properties Trust	8,216	238
Assured Guaranty Ltd.	6,506	233
Brixmor Property Group Inc.	9,142	223
Dun & Bradstreet Corp.	1,819	221
Bank of the Ozarks Inc.	4,501	218
* First Data Corp. Class A	14,951	218
Sun Communities Inc.	2,989	216
* WEX Inc.	1,952	216
CubeSmart	8,670	214
Forest City Realty Trust Inc. Class A	11,542	213
Synovus Financial Corp.	5,501	213
DDR Corp.	13,781	210
EPR Properties	3,015	210
Cullen/Frost Bankers Inc.	2,547	210
Eaton Vance Corp.	5,181	210
* Western Alliance Bancorp	4,457	208
Weingarten Realty Investors	5,850	208
DCT Industrial Trust Inc.	4,519	208

Prosperity Bancshares Inc.	3,104	205
Jones Lang LaSalle Inc.	2,022	205
Webster Financial Corp.	4,118	204
White Mountains Insurance Group Ltd.	243	203
Senior Housing Properties Trust	11,163	202
Highwoods Properties Inc.	4,129	198
Validus Holdings Ltd.	3,588	195
First Horizon National Corp.	10,217	195
Allied World Assurance Co. Holdings AG	4,145	194
First American Financial Corp.	5,131	194
Old Republic International Corp.	10,720	192
Popular Inc.	4,704	191
* SLM Corp.	18,617	187
Taubman Centers Inc.	2,577	187
Retail Properties of America Inc.	11,854	181
* Howard Hughes Corp.	1,586	180
Healthcare Trust of America Inc. Class A	6,375	180
STORE Capital Corp.	7,203	178
* Zillow Group Inc.	4,897	176
BankUnited Inc.	4,964	176
New Residential Investment Corp.	11,353	175
Gramercy Property Trust	20,042	175
Umpqua Holdings Corp.	9,793	174
Fair Isaac Corp.	1,524	173
Investors Bancorp Inc.	12,701	172
American Homes 4 Rent Class A	7,950	168
PrivateBancorp Inc.	3,578	167
Hanover Insurance Group Inc.	1,931	167
Life Storage Inc.	2,050	167
* Equity Commonwealth	5,693	166
LPL Financial Holdings Inc.	4,003	165
Medical Properties Trust Inc.	13,670	163
Realogy Holdings Corp.	6,741	163
Bank of Hawaii Corp.	1,945	162
Hudson Pacific Properties Inc.	4,625	161
Hancock Holding Co.	3,870	161
Legg Mason Inc.	5,021	160
* MGIC Investment Corp.	17,590	160
Healthcare Realty Trust Inc.	5,425	159
* Euronet Worldwide Inc.	2,216	159
MB Financial Inc.	3,671	159
Post Properties Inc.	2,439	159
UMB Financial Corp.	2,055	156
* Texas Capital Bancshares Inc.	2,127	155
Chemical Financial Corp.	2,980	155
CNO Financial Group Inc.	8,583	154
IBERIABANK Corp.	1,841	153
Outfront Media Inc.	6,048	152
Rayonier Inc.	5,744	152
CyrusOne Inc.	3,537	151
Apple Hospitality REIT Inc.	8,126	150
Tanger Factory Outlet Centers Inc.	4,316	149
Fulton Financial Corp.	8,381	149
* CoreLogic Inc./United States	3,933	148
FNB Corp./PA	9,674	148
Wintrust Financial Corp.	2,243	148
Washington Federal Inc.	4,540	147

Associated Banc-Corp	6,442	147
* Stifel Financial Corp.	2,949	147
Primerica Inc.	2,057	145
Communications Sales & Leasing Inc.	5,816	145
DuPont Fabros Technology Inc.	3,540	144
Sunstone Hotel Investors Inc.	9,877	144
Two Harbors Investment Corp.	16,540	143
Radian Group Inc.	9,737	142
Home BancShares Inc./AR	5,477	142
MFA Financial Inc.	18,114	142
Aspen Insurance Holdings Ltd.	2,775	141
Paramount Group Inc.	8,938	140
United Bankshares Inc./WV	3,028	140
LaSalle Hotel Properties	4,977	140
Sterling Bancorp/DE	6,034	137
First Financial Bankshares Inc.	3,153	136
Federated Investors Inc. Class B	4,913	135
ProAssurance Corp.	2,378	133
First Citizens BancShares Inc./NC Class A	374	133
RLJ Lodging Trust	5,810	132
First Industrial Realty Trust Inc.	4,977	132
Brandywine Realty Trust	8,567	131
Piedmont Office Realty Trust Inc. Class A	6,671	131
Chimera Investment Corp.	7,702	131
Equity One Inc.	4,373	131
Corporate Office Properties Trust	4,562	131
Education Realty Trust Inc.	3,202	130
* CoreCivic Inc.	5,669	129
TCF Financial Corp.	7,339	127
Pinnacle Financial Partners Inc.	1,973	127
National Health Investors Inc.	1,784	126
Valley National Bancorp	11,077	126
NorthStar Realty Finance Corp.	8,267	125
NorthStar Asset Management Group Inc.	8,420	124
Empire State Realty Trust Inc.	6,106	123
Erie Indemnity Co. Class A	1,148	123
Cathay General Bancorp	3,500	123
Ryman Hospitality Properties Inc.	2,066	122
Trustmark Corp.	3,578	121
RLI Corp.	1,998	120
Mack-Cali Realty Corp.	4,433	120
Acadia Realty Trust	3,607	119
Old National Bancorp/IN	6,903	118
BOK Financial Corp.	1,463	118
Urban Edge Properties	4,335	117
Evercore Partners Inc. Class A	1,738	117
Cousins Properties Inc.	14,807	117
Selective Insurance Group Inc.	2,839	117
* Cardtronics plc Class A	2,358	117
International Bancshares Corp.	2,995	117
Columbia Property Trust Inc.	5,495	116
GEO Group Inc.	3,478	116
Hilltop Holdings Inc.	4,104	115
Hope Bancorp Inc.	5,748	114
CoreSite Realty Corp.	1,596	113
Great Western Bancorp Inc.	2,798	112
CVB Financial Corp.	5,381	112

	Physicians Realty Trust	6,108	111
	Alexander & Baldwin Inc.	2,505	110
	FirstCash Inc.	2,389	110
	Colony Capital Inc. Class A	5,336	109
	Community Bank System Inc.	1,930	109
	Lexington Realty Trust	10,539	109
	Washington REIT	3,442	107
	South State Corp.	1,251	106
*	Enstar Group Ltd.	538	106
	Interactive Brokers Group Inc.	2,880	106
	Glacier Bancorp Inc.	3,077	106
	AmTrust Financial Services Inc.	4,143	105
	BancorpSouth Inc.	3,685	105
	QTS Realty Trust Inc. Class A	2,221	104
	DiamondRock Hospitality Co.	9,779	104
*	HRG Group Inc.	6,651	103
	Retail Opportunity Investments Corp.	4,899	101
	EverBank Financial Corp.	5,226	101
	ServisFirst Bancshares Inc.	1,367	101
	Kite Realty Group Trust	4,141	100
	Janus Capital Group Inc.	7,309	99
	Xenia Hotels & Resorts Inc.	5,630	99
*	Essent Group Ltd.	3,226	98
	PS Business Parks Inc.	872	97
	Argo Group International Holdings Ltd.	1,518	96
	Columbia Banking System Inc.	2,417	96
	Pebblebrook Hotel Trust	3,293	95
	Colony Starwood Homes	3,085	94
	Care Capital Properties Inc.	3,908	94
	Financial Engines Inc.	2,700	94
	BGC Partners Inc. Class A	9,566	93
	Northwest Bancshares Inc.	5,134	93
	Horace Mann Educators Corp.	2,309	93
*	Genworth Financial Inc. Class A	21,647	93
	CBL & Associates Properties Inc.	7,804	93
	Monogram Residential Trust Inc.	8,710	92
	WesBanco Inc.	2,293	91
*	Blackhawk Network Holdings Inc.	2,538	91
	Provident Financial Services Inc.	3,380	91
*	Eagle Bancorp Inc.	1,518	89
	NBT Bancorp Inc.	2,300	89
	Independent Bank Corp./Rockland MA	1,361	89
	First Financial Bancorp	3,301	88
	Union Bankshares Corp.	2,617	88
	EastGroup Properties Inc.	1,294	88
*	LendingClub Corp.	15,608	88
	Potlatch Corp.	2,139	88
*	Zillow Group Inc. Class A	2,494	88
	Towne Bank/Portsmouth VA	2,717	88
	Capitol Federal Financial Inc.	5,432	86
	Washington Prime Group Inc.	8,609	86
	Renasant Corp.	2,056	85
	LTC Properties Inc.	1,873	85
	Mercury General Corp.	1,455	85
	LegacyTexas Financial Group Inc.	2,158	85
*,^ Credit Acceptance Corp.		441	85
	Westamerica Bancorporation	1,338	83

	Simmons First National Corp. Class A	1,359	82
	Yadkin Financial Corp.	2,506	82
	STAG Industrial Inc.	3,439	81
	American Assets Trust Inc.	2,025	81
	Park National Corp.	722	81
*,^ BofI Holding Inc.		3,333	79
	Select Income REIT	3,207	78
*	Santander Consumer USA Holdings Inc.	5,602	77
	New York REIT Inc.	7,937	77
	Invesco Mortgage Capital Inc.	5,112	76
	Tompkins Financial Corp.	880	76
*	TransUnion	2,535	76
	Kennedy-Wilson Holdings Inc.	3,537	76
*	PRA Group Inc.	2,100	75
	Chesapeake Lodging Trust	3,153	75
	United Community Banks Inc./GA	2,727	74
*	FCB Financial Holdings Inc. Class A	1,669	74
*	American Equity Investment Life Holding Co.	3,545	73
	Morningstar Inc.	1,006	73
	First Midwest Bancorp Inc./IL	2,975	72
	Pennsylvania REIT	3,755	72
	Kemper Corp.	1,751	72
	Summit Hotel Properties Inc.	5,038	72
	Waddell & Reed Financial Inc. Class A	3,664	72
	Boston Private Financial Holdings Inc.	4,765	71
	Ramco-Gershenson Properties Trust	4,144	70
	Rexford Industrial Realty Inc.	3,181	70
	AMERISAFE Inc.	1,105	70
*	Quality Care Properties Inc.	4,655	70
	Government Properties Income Trust	3,716	70
	Navigators Group Inc.	660	70
	Sabra Health Care REIT Inc.	3,136	69
	Redwood Trust Inc.	4,557	69
	S&T Bancorp Inc.	1,900	67
	CYS Investments Inc.	8,354	67
	CenterState Banks Inc.	2,989	67
	Astoria Financial Corp.	4,041	66
	Terreno Realty Corp.	2,420	66
	Franklin Street Properties Corp.	5,234	66
	Banner Corp.	1,255	65
	HFF Inc. Class A	2,240	65
	PennyMac Mortgage Investment Trust	3,974	65
*	Green Dot Corp. Class A	2,607	63
^	WisdomTree Investments Inc.	5,657	63
	Safety Insurance Group Inc.	888	62
	Berkshire Hills Bancorp Inc.	1,828	62
	Stock Yards Bancorp Inc.	1,497	62
	Global Net Lease Inc.	8,094	62
	Ameris Bancorp	1,368	61
	CNA Financial Corp.	1,603	61
*	MBIA Inc.	5,834	61
	Infinity Property & Casualty Corp.	702	61
	FelCor Lodging Trust Inc.	8,314	60
	BNC Bancorp	1,988	60
	First Merchants Corp.	1,716	59
	Heartland Financial USA Inc.	1,338	57
	State Bank Financial Corp.	2,285	56

Monmouth Real Estate Investment Corp.	4,009	56
Agree Realty Corp.	1,252	56
Seritage Growth Properties Class A	1,164	55
Banco Latinoamericano de Comercio Exterior SA	1,944	55
WSFS Financial Corp.	1,288	55
Greenhill & Co. Inc.	1,968	55
* Pacific Premier Bancorp Inc.	1,699	54
American National Insurance Co.	448	54
* Third Point Reinsurance Ltd.	4,494	53
Central Pacific Financial Corp.	1,800	53
* Walker & Dunlop Inc.	1,803	53
MainSource Financial Group Inc.	1,730	53
Enterprise Financial Services Corp.	1,374	53
Northfield Bancorp Inc.	2,828	52
EVERTEC Inc.	2,860	52
* St. Joe Co.	2,502	52
Capital Bank Financial Corp.	1,446	52
FBL Financial Group Inc. Class A	676	52
Flushing Financial Corp.	1,964	51
National General Holdings Corp.	2,256	51
Four Corners Property Trust Inc.	2,604	50
* Customers Bancorp Inc.	1,636	50
TFS Financial Corp.	2,674	50
First Busey Corp.	1,815	50
Heritage Financial Corp./WA	2,167	49
Kearny Financial Corp./MD	3,189	48
* Piper Jaffray Cos.	651	47
Artisan Partners Asset Management Inc. Class A	1,586	47
Cohen & Steers Inc.	1,300	46
* OneMain Holdings Inc. Class A	2,270	46
First Commonwealth Financial Corp.	3,655	46
Community Trust Bancorp Inc.	1,089	46
Investors Real Estate Trust	7,298	46
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,303	46
Employers Holdings Inc.	1,293	46
1st Source Corp.	1,154	45
Chatham Lodging Trust	2,355	45
Altisource Residential Corp.	3,825	45
* Greenlight Capital Re Ltd. Class A	1,977	45
* Parkway Inc.	2,288	45
* LendingTree Inc.	425	45
Stewart Information Services Corp.	933	44
Beneficial Bancorp Inc.	2,520	44
Apollo Commercial Real Estate Finance Inc.	2,554	44
Nelnet Inc. Class A	861	43
Cardinal Financial Corp.	1,357	43
Dime Community Bancshares Inc.	2,283	43
Brookline Bancorp Inc.	2,800	42
New Senior Investment Group Inc.	4,102	42
* FNFV Group	3,240	41
* iStar Inc.	3,388	41
* Seacoast Banking Corp. of Florida	2,008	41
Lakeland Financial Corp.	976	41
Investment Technology Group Inc.	2,170	40
Southside Bancshares Inc.	1,034	40
Hanmi Financial Corp.	1,278	39
United Fire Group Inc.	864	39

	Alexander's Inc.	90	38
	National Bank Holdings Corp. Class A	1,413	38
	CareTrust REIT Inc.	2,715	38
	Bridge Bancorp Inc.	1,132	38
	Hersha Hospitality Trust Class A	1,868	38
	Banc of California Inc.	2,474	37
	James River Group Holdings Ltd.	952	37
	Sandy Spring Bancorp Inc.	1,017	37
	Maiden Holdings Ltd.	2,380	37
	City Holding Co.	596	37
	National Storage Affiliates Trust	1,770	36
	Tier REIT Inc.	2,259	36
*	Forestar Group Inc.	2,707	36
	InfraREIT Inc.	2,111	36
	United Financial Bancorp Inc.	2,109	36
	ARMOUR Residential REIT Inc.	1,592	35
	Westwood Holdings Group Inc.	593	35
*	Ambac Financial Group Inc.	1,414	35
	Cass Information Systems Inc.	476	33
	Oritani Financial Corp.	1,849	33
*	MTGE Investment Corp.	1,945	32
	TrustCo Bank Corp. NY	3,927	32
	First Interstate BancSystem Inc. Class A	839	32
	Universal Health Realty Income Trust	534	32
	Washington Trust Bancorp Inc.	621	32
	Capstead Mortgage Corp.	3,055	32
	Universal Insurance Holdings Inc.	1,303	31
	Virtus Investment Partners Inc.	267	31
	Easterly Government Properties Inc.	1,592	31
	German American Bancorp Inc.	627	30
	RE/MAX Holdings Inc. Class A	598	29
*	First BanCorp/Puerto Rico	4,894	29
	New York Mortgage Trust Inc.	4,324	29
*	KCG Holdings Inc. Class A	2,036	29
	Meridian Bancorp Inc.	1,590	28
	TriCo Bancshares	882	28
*,^ Nationstar Mortgage Holdings Inc.		1,560	26
	Diamond Hill Investment Group Inc.	126	26
	NorthStar Realty Europe Corp.	2,436	26
	Saul Centers Inc.	411	26
	Univest Corp. of Pennsylvania	911	26
	Urstadt Biddle Properties Inc. Class A	1,145	26
*	EZCORP Inc. Class A	2,205	26
	Ladder Capital Corp.	1,726	25
	PJT Partners Inc.	840	25
	Federal Agricultural Mortgage Corp.	458	25
	Meta Financial Group Inc.	270	25
	ConnectOne Bancorp Inc.	1,042	24
	Bryn Mawr Bank Corp.	659	24
	Camden National Corp.	622	24
	Mercantile Bank Corp.	728	24
	Getty Realty Corp.	991	24
	OFG Bancorp	1,752	24
	First Potomac Realty Trust	2,404	24
	Waterstone Financial Inc.	1,317	24
	Anworth Mortgage Asset Corp.	4,522	24
	Ashford Hospitality Trust Inc.	3,291	23

*	HomeStreet Inc.	778	23
*	Flagstar Bancorp Inc.	802	23
	Cedar Realty Trust Inc.	3,450	22
*	Donnelley Financial Solutions Inc.	1,163	22
	Preferred Bank/Los Angeles CA	491	22
	OceanFirst Financial Corp.	927	22
	Moelis & Co. Class A	744	22
	Independent Bank Group Inc.	359	22
	OM Asset Management plc	1,462	21
	Suffolk Bancorp	514	21
	BancFirst Corp.	259	21
*	Square Inc.	1,632	21
	Silver Bay Realty Trust Corp.	1,200	21
	First Bancorp/Southern Pines NC	825	21
	First Financial Corp./IN	450	21
*	TriState Capital Holdings Inc.	1,005	20
	Peoples Bancorp Inc./OH	700	20
	Blue Hills Bancorp Inc.	1,167	20
	First Community Bancshares Inc./VA	718	20
*	Ocwen Financial Corp.	3,935	20
	CoBiz Financial Inc.	1,336	20
	Lakeland Bancorp Inc.	1,150	20
*	HomeTrust Bancshares Inc.	848	20
*	Encore Capital Group Inc.	732	20
	Park Sterling Corp.	2,049	20
	First of Long Island Corp.	778	20
	Great Southern Bancorp Inc.	401	20
*	INTL. FCStone Inc.	477	20
	National Western Life Group Inc. Class A	75	20
	Arrow Financial Corp.	508	19
	United Community Financial Corp./OH	2,314	19
	Independent Bank Corp./MI	1,000	19
	Western Asset Mortgage Capital Corp.	1,740	19
	CorEnergy Infrastructure Trust Inc.	555	18
	First Defiance Financial Corp.	392	18
	QCR Holdings Inc.	471	18
	Armada Hoffler Properties Inc.	1,258	18
*	NMI Holdings Inc. Class A	2,024	17
*	First Foundation Inc.	620	17
	Financial Institutions Inc.	566	17
	Southwest Bancorp Inc.	790	17
	Republic Bancorp Inc./KY Class A	465	17
	Pacific Continental Corp.	867	17
	Stonegate Bank	440	17
	Clifton Bancorp Inc.	1,038	17
*,^ Citizens Inc./TX Class A		1,829	17
	First Connecticut Bancorp Inc./Farmington CT	778	17
	Bank Mutual Corp.	1,877	17
*	Cowen Group Inc. Class A	4,600	17
*	CU Bancorp	601	17
*	Altisource Portfolio Solutions SA	618	17
	State National Cos. Inc.	1,237	17
*	WMIH Corp.	9,610	16
	Independence Realty Trust Inc.	1,866	16
	CatchMark Timber Trust Inc. Class A	1,449	16
	Arlington Asset Investment Corp. Class A	966	16
	AG Mortgage Investment Trust Inc.	891	16

NexPoint Residential Trust Inc.	797	16
First Bancorp Inc./ME	536	16
* Trupanion Inc.	927	15
Ashford Hospitality Prime Inc.	1,199	15
Bank of Marin Bancorp	241	15
* Tejon Ranch Co.	580	15
Fidelity Southern Corp.	682	15
* Global Indemnity Ltd.	407	15
Horizon Bancorp/IN	664	15
* World Acceptance Corp.	266	15
OneBeacon Insurance Group Ltd. Class A	964	15
Guaranty Bancorp	694	15
CNB Financial Corp./PA	633	15
State Auto Financial Corp.	567	15
Houlihan Lokey Inc.	513	15
Peapack Gladstone Financial Corp.	541	14
* Marcus & Millichap Inc.	527	14
Citizens & Northern Corp.	600	14
Heritage Insurance Holdings Inc.	985	14
* Nicolet Bankshares Inc.	320	14
Farmers National Banc Corp.	1,180	14
Gladstone Commercial Corp.	754	14
Peoples Financial Services Corp.	314	14
Ames National Corp.	457	14
One Liberty Properties Inc.	560	14
West Bancorporation Inc.	611	14
Dynex Capital Inc.	1,963	14
American National Bankshares Inc.	434	14
* Triumph Bancorp Inc.	620	13
* Atlantic Capital Bancshares Inc.	822	13
Heritage Commerce Corp.	1,066	13
UMH Properties Inc.	994	13
Community Healthcare Trust Inc.	593	13
Fidelity & Guaranty Life	545	13
Carolina Financial Corp.	484	13
* PICO Holdings Inc.	886	13
National Bankshares Inc.	348	13
Ares Commercial Real Estate Corp.	928	13
* FRP Holdings Inc.	329	12
Baldwin & Lyons Inc.	471	12
Whitestone REIT	929	12
Heritage Oaks Bancorp	1,243	12
* Enova International Inc.	1,051	12
Preferred Apartment Communities Inc. Class A	874	12
HCI Group Inc.	368	12
Macatawa Bank Corp.	1,254	12
RMR Group Inc. Class A	284	12
Virtu Financial Inc. Class A	850	12
Resource Capital Corp.	1,389	12
* Regional Management Corp.	473	12
* PennyMac Financial Services Inc. Class A	653	11
Sun Bancorp Inc./NJ	492	11
Opus Bank	445	11
City Office REIT Inc.	890	11
RAIT Financial Trust	3,593	11
MidWestOne Financial Group Inc.	328	11
Penns Woods Bancorp Inc.	228	11

	WashingtonFirst Bankshares Inc.	384	10
	EMC Insurance Group Inc.	376	10
	United Insurance Holdings Corp.	747	10
*	AV Homes Inc.	640	10
*	Ladenburg Thalmann Financial Services Inc.	4,179	10
*	Wins Finance Holdings Inc.	66	10
*	NewStar Financial Inc.	1,145	10
	Summit Financial Group Inc.	396	10
*	Bancorp Inc.	1,386	10
*	Safeguard Scientifics Inc.	816	10
	First Business Financial Services Inc.	435	10
	Home Bancorp Inc.	277	9
	Codorus Valley Bancorp Inc.	386	9
*,^ Trinity Place Holdings Inc.		916	9
*	MoneyGram International Inc.	832	9
	Northrim BanCorp Inc.	322	9
	Consolidated-Tomoka Land Co.	167	9
*	Stratus Properties Inc.	299	9
	ACNB Corp.	286	9
*	eHealth Inc.	859	9
	Old Line Bancshares Inc.	397	9
	LCNB Corp.	418	9
	Owens Realty Mortgage Inc.	474	9
*	Republic First Bancorp Inc.	1,596	9
*	Southern First Bancshares Inc.	276	8
	First Mid-Illinois Bancshares Inc.	276	8
	Old Second Bancorp Inc.	912	8
	Shore Bancshares Inc.	590	8
	Federated National Holding Co.	472	8
	Oppenheimer Holdings Inc. Class A	466	8
	Premier Financial Bancorp Inc.	444	8
	Investors Title Co.	66	8
	Lake Sunapee Bank Group	373	8
	Southern Missouri Bancorp Inc.	281	8
*	Planet Payment Inc.	2,009	8
	MBT Financial Corp.	843	8
	Hingham Institution for Savings	48	8
	Bankwell Financial Group Inc.	275	8
	Farmers Capital Bank Corp.	221	8
	Middleburg Financial Corp.	228	8
	Union Bankshares Inc./Morrisville VT	180	8
	Orrstown Financial Services Inc.	353	8
	Southern National Bancorp of Virginia Inc.	528	8
	MutualFirst Financial Inc.	263	8
*	Veritex Holdings Inc.	392	8
	Charter Financial Corp./MD	543	8
*	First Northwest Bancorp	523	8
*	Walter Investment Management Corp.	1,343	8
	Bar Harbor Bankshares	167	7
	SI Financial Group Inc.	525	7
	B. Riley Financial Inc.	440	7
	Bluerock Residential Growth REIT Inc. Class A	580	7
	First Financial Northwest Inc.	431	7
	First Internet Bancorp	251	7
	Tiptree Financial Inc. Class A	1,080	7
*	First Community Financial Partners Inc.	639	7
	Central Valley Community Bancorp	415	7

C&F Financial Corp.	149	7
GAIN Capital Holdings Inc.	1,021	7
Associated Capital Group Inc. Class A	192	6
* BSB Bancorp Inc./MA	242	6
Western New England Bancorp Inc.	757	6
Provident Financial Holdings Inc.	316	6
Farmland Partners Inc.	549	6
Capital City Bank Group Inc.	313	6
* Green Bancorp Inc.	472	6
GAMCO Investors Inc. Class A	192	6
Access National Corp.	213	6
ESSA Bancorp Inc.	388	6
* Franklin Financial Network Inc.	148	6
Merchants Bancshares Inc./VT	113	6
* National Commerce Corp.	170	6
Midland States Bancorp Inc.	170	6
Century Bancorp Inc./MA Class A	98	5
Manning & Napier Inc.	712	5
County Bancorp Inc.	233	5
Kansas City Life Insurance Co.	111	5
Blue Capital Reinsurance Holdings Ltd.	284	5
* Atlas Financial Holdings Inc.	275	5
Chemung Financial Corp.	145	5
Hennessy Advisors Inc.	134	5
Silvercrest Asset Management Group Inc. Class A	336	4
* Pacific Mercantile Bancorp	729	4
Bear State Financial Inc.	441	4
* Allegiance Bancshares Inc.	142	4
* Real Industry Inc.	734	4
* UCP Inc.	385	4
* Impac Mortgage Holdings Inc.	262	4
* First NBC Bank Holding Co.	510	4
* Hallmark Financial Services Inc.	336	4
Independence Holding Co.	178	4
FBR & Co.	300	3
* Equity Bancshares Inc. Class A	109	3
People's Utah Bancorp	144	3
Live Oak Bancshares Inc.	189	3
Calamos Asset Management Inc. Class A	471	3
Greene County Bancorp Inc.	140	3
Pzena Investment Management Inc. Class A	286	3
CPI Card Group Inc.	720	3
Donegal Group Inc. Class A	165	3
First Hawaiian Inc.	78	2
Great Ajax Corp.	166	2
* On Deck Capital Inc.	390	2
Orchid Island Capital Inc.	167	2
* Xenith Bankshares Inc.	619	2
Medley Management Inc. Class A	141	1
Value Line Inc.	55	1
Fifth Street Asset Management Inc.	139	1
Enterprise Bancorp Inc./MA	9	—
BankFinancial Corp.	18	—
Sierra Bancorp	9	—
* Cascade Bancorp	27	—
Crawford & Co. Class B	9	—
		231,188

Health Care (13.0%)
Johnson & Johnson	130,564	14,532
Pfizer Inc.	285,664	9,181
Merck & Co. Inc.	131,785	8,064
UnitedHealth Group Inc.	44,522	7,049
Amgen Inc.	35,689	5,142
Medtronic plc	66,585	4,861
AbbVie Inc.	76,987	4,681
Gilead Sciences Inc.	62,937	4,638
Bristol-Myers Squibb Co.	79,377	4,480
* Celgene Corp.	36,513	4,327
* Allergan plc	18,740	3,641
Eli Lilly & Co.	46,377	3,113
* Biogen Inc.	10,362	3,047
Abbott Laboratories	69,542	2,647
Thermo Fisher Scientific Inc.	18,673	2,616
* Express Scripts Holding Co.	29,984	2,275
Danaher Corp.	28,592	2,235
Aetna Inc.	16,127	2,110
Stryker Corp.	15,905	1,808
Anthem Inc.	12,456	1,775
Becton Dickinson and Co.	9,886	1,672
Cigna Corp.	12,082	1,628
McKesson Corp.	10,653	1,532
Humana Inc.	7,017	1,492
* Regeneron Pharmaceuticals Inc.	3,719	1,410
* Boston Scientific Corp.	63,850	1,306
* Alexion Pharmaceuticals Inc.	10,269	1,259
* Intuitive Surgical Inc.	1,774	1,142
Cardinal Health Inc.	15,387	1,093
Zoetis Inc.	21,687	1,093
Baxter International Inc.	23,579	1,046
St. Jude Medical Inc.	13,154	1,042
* HCA Holdings Inc.	14,525	1,030
* Vertex Pharmaceuticals Inc.	11,686	954
* Illumina Inc.	6,896	918
Zimmer Biomet Holdings Inc.	8,735	890
* Edwards Lifesciences Corp.	9,958	825
* Mylan NV	21,709	795
* Incyte Corp.	7,685	786
CR Bard Inc.	3,435	723
* BioMarin Pharmaceutical Inc.	8,163	699
* Cerner Corp.	13,919	693
Agilent Technologies Inc.	15,380	676
AmerisourceBergen Corp. Class A	8,404	655
Dentsply Sirona Inc.	10,749	625
* Laboratory Corp. of America Holdings	4,816	606
Quest Diagnostics Inc.	6,620	579
* Henry Schein Inc.	3,870	576
Perrigo Co. plc	6,483	560
* IDEXX Laboratories Inc.	4,379	515
* Quintiles IMS Holdings Inc.	6,658	512
* Hologic Inc.	13,086	501
* DaVita Inc.	7,844	497
Universal Health Services Inc. Class B	3,990	491
* Centene Corp.	7,711	444
* Varian Medical Systems Inc.	4,662	419

*	Alkermes plc	7,136	406
	ResMed Inc.	6,574	404
	Cooper Cos. Inc.	2,190	360
*	Align Technology Inc.	3,451	321
	Teleflex Inc.	2,090	309
*	Seattle Genetics Inc.	4,599	298
*	QIAGEN NV	10,771	294
*	MEDNAX Inc.	4,412	289
*	WellCare Health Plans Inc.	2,071	284
*	Mallinckrodt plc	5,241	276
	West Pharmaceutical Services Inc.	3,381	274
*	DexCom Inc.	4,100	268
	PerkinElmer Inc.	5,207	264
*	United Therapeutics Corp.	2,065	259
*,^ Ionis Pharmaceuticals Inc.		5,623	246
*	VCA Inc.	3,854	241
*	Veeva Systems Inc. Class A	4,584	213
*	Envision Healthcare Holdings Inc.	9,218	209
*	ABIOMED Inc.	1,846	207
*	Exelixis Inc.	11,266	191
*	Neurocrine Biosciences Inc.	4,101	190
	Bio-Techne Corp.	1,806	190
	HealthSouth Corp.	4,435	185
*	Amsurg Corp.	2,590	176
*	athenahealth Inc.	1,818	172
*	Alere Inc.	4,326	172
*,^ OPKO Health Inc.		16,273	169
*	Charles River Laboratories International Inc.	2,356	168
	Hill-Rom Holdings Inc.	3,126	167
*	TESARO Inc.	1,225	166
*	Bio-Rad Laboratories Inc. Class A	949	165
*	Endo International plc	10,133	162
	Patterson Cos. Inc.	4,133	160
*	Alnylam Pharmaceuticals Inc.	3,506	154
*	Horizon Pharma plc	7,649	151
*	NuVasive Inc.	2,278	148
*	Medidata Solutions Inc.	2,610	144
*	Ultragenyx Pharmaceutical Inc.	1,808	142
*	PAREXEL International Corp.	2,387	141
	Cantel Medical Corp.	1,640	134
*	Team Health Holdings Inc.	3,116	133
*	Acadia Healthcare Co. Inc.	3,482	132
*	Wright Medical Group NV	5,361	124
*	ARIAD Pharmaceuticals Inc.	9,000	121
*	Catalent Inc.	4,970	119
	Bruker Corp.	5,216	118
	Chemed Corp.	793	118
*	Neogen Corp.	1,855	117
*,^ ACADIA Pharmaceuticals Inc.		4,331	117
*	Prestige Brands Holdings Inc.	2,414	115
*	Masimo Corp.	1,827	113
*	Integra LifeSciences Holdings Corp.	1,391	112
*	Medicines Co.	3,113	109
*	LifePoint Health Inc.	1,922	106
*	Haemonetics Corp.	2,631	104
*	Molina Healthcare Inc.	1,947	103
	Owens & Minor Inc.	3,009	102

*	Prothena Corp. plc	1,726	102
*	Kite Pharma Inc.	1,994	102
*	VWR Corp.	3,726	101
*	Brookdale Senior Living Inc.	8,619	100
*	Ironwood Pharmaceuticals Inc. Class A	6,380	100
*	HealthEquity Inc.	2,220	99
*	WebMD Health Corp.	1,851	99
*	Bluebird Bio Inc.	1,607	97
*	Insulet Corp.	2,882	97
*	INC Research Holdings Inc. Class A	1,959	97
*	ICU Medical Inc.	632	95
*	Halyard Health Inc.	2,551	95
*	Agios Pharmaceuticals Inc.	1,627	95
*	Akorn Inc.	4,293	91
*	Allscripts Healthcare Solutions Inc.	8,279	91
*	Intercept Pharmaceuticals Inc.	897	91
*	Sarepta Therapeutics Inc.	2,642	91
*	Ligand Pharmaceuticals Inc.	860	90
*	Nevro Corp.	1,178	90
*	Zeltiq Aesthetics Inc.	2,012	89
*	Sage Therapeutics Inc.	1,711	86
*	Cambrex Corp.	1,711	86
*	AMN Healthcare Services Inc.	2,549	85
*	Nektar Therapeutics Class A	6,817	84
*	Five Prime Therapeutics Inc.	1,440	83
*	NxStage Medical Inc.	3,259	81
*	Magellan Health Inc.	1,079	79
*	Globus Medical Inc.	3,628	79
*	Radius Health Inc.	1,430	76
*	Penumbra Inc.	1,211	75
*	Halozyme Therapeutics Inc.	6,290	74
*	Select Medical Holdings Corp.	6,019	73
*	Omnicell Inc.	2,018	72
*,^ Intrexon Corp.		2,428	71
*	Air Methods Corp.	2,128	70
*	Depomed Inc.	3,643	70
*	HMS Holdings Corp.	3,769	69
	CONMED Corp.	1,573	69
	Analogic Corp.	727	67
*	Exact Sciences Corp.	4,517	67
*	Inogen Inc.	1,017	66
*	Natus Medical Inc.	1,639	65
*	Merit Medical Systems Inc.	2,725	64
*	Repligen Corp.	1,982	64
	Abaxis Inc.	1,200	62
*	Momenta Pharmaceuticals Inc.	4,366	62
*	Cynosure Inc. Class A	1,351	61
*	PRA Health Sciences Inc.	1,127	61
*	Amedisys Inc.	1,526	60
*	Juno Therapeutics Inc.	3,003	60
	Ensign Group Inc.	2,779	60
*,^ MiMedx Group Inc.		6,282	60
*	Premier Inc. Class A	1,958	59
*	Tenet Healthcare Corp.	3,832	58
*	Vascular Solutions Inc.	1,056	58
*	Surgical Care Affiliates Inc.	1,304	55
*	Synergy Pharmaceuticals Inc.	10,314	54

*	FibroGen Inc.	2,449	54
*	Array BioPharma Inc.	6,642	54
*	Ophthotech Corp.	1,749	54
*	Theravance Biopharma Inc.	1,916	53
*	Supernus Pharmaceuticals Inc.	2,463	53
*	Luminex Corp.	2,586	53
*	Alder Biopharmaceuticals Inc.	2,222	52
*	Myriad Genetics Inc.	3,056	51
*	Acceleron Pharma Inc.	1,512	51
*	Acorda Therapeutics Inc.	2,436	51
*	Pacira Pharmaceuticals Inc./DE	1,585	50
*	AMAG Pharmaceuticals Inc.	1,461	49
	National HealthCare Corp.	689	47
*	Puma Biotechnology Inc.	1,090	47
*	MacroGenics Inc.	1,787	46
*	Impax Laboratories Inc.	3,194	46
*	Anika Therapeutics Inc.	973	45
*	Emergent BioSolutions Inc.	1,686	45
	Meridian Bioscience Inc.	2,605	45
*	Spark Therapeutics Inc.	812	45
*	LHC Group Inc.	1,022	43
*	Blueprint Medicines Corp.	1,425	42
*	Clovis Oncology Inc.	1,209	41
*	Portola Pharmaceuticals Inc.	2,235	40
*	Amicus Therapeutics Inc.	6,700	40
*	Enanta Pharmaceuticals Inc.	1,243	39
*,^ TherapeuticsMD Inc.		6,537	39
*,^ Lexicon Pharmaceuticals Inc.		2,523	38
*	Innoviva Inc.	3,701	38
*,^ Albany Molecular Research Inc.		2,158	36
*	Spectranetics Corp.	1,642	36
*	Merrimack Pharmaceuticals Inc.	6,460	36
*	Triple-S Management Corp. Class B	1,581	35
	US Physical Therapy Inc.	540	35
*	Dermira Inc.	1,068	34
*	Aerie Pharmaceuticals Inc.	919	34
*	Insmed Inc.	2,474	34
*	Providence Service Corp.	918	34
*	Aimmune Therapeutics Inc.	1,467	33
	Integer Holdings Corp.	1,142	32
*,^ Omeros Corp.		2,594	32
*	Otonomy Inc.	1,847	31
*	Atara Biotherapeutics Inc.	1,569	31
*	Healthways Inc.	1,340	31
*	Retrophin Inc.	1,505	31
*	Epizyme Inc.	2,754	31
	Atrion Corp.	62	30
*	Orthofix International NV	805	30
*,^ ZIOPHARM Oncology Inc.		4,653	30
*	Patheon NV	1,079	30
*	Coherus Biosciences Inc.	1,078	29
*	Cardiovascular Systems Inc.	1,171	28
*	Achillion Pharmaceuticals Inc.	6,736	28
*,^ Keryx Biopharmaceuticals Inc.		4,750	28
*	Amphastar Pharmaceuticals Inc.	1,349	27
*	Akebia Therapeutics Inc.	3,127	27
*	Vanda Pharmaceuticals Inc.	1,633	27

*	Quidel Corp.	1,171	27
	Quality Systems Inc.	2,041	27
*	Xencor Inc.	1,036	26
*	Eagle Pharmaceuticals Inc./DE	334	26
*	Community Health Systems Inc.	4,818	26
*	Pacific Biosciences of California Inc.	3,442	26
*,^ Aduro Biotech Inc.		2,282	26
*	Bellicum Pharmaceuticals Inc.	1,414	25
*	Accelerate Diagnostics Inc.	1,000	25
*	CorVel Corp.	768	25
*	Glaukos Corp.	789	25
*	Intra-Cellular Therapies Inc. Class A	1,754	24
*	BioTelemetry Inc.	1,255	24
*	Lannett Co. Inc.	1,056	24
	Kindred Healthcare Inc.	3,622	24
*	Genomic Health Inc.	786	24
*	PharMerica Corp.	990	24
*	Heron Therapeutics Inc.	1,539	24
*	Endologix Inc.	3,135	23
	CryoLife Inc.	1,161	23
*	Progenics Pharmaceuticals Inc.	2,528	23
*	Universal American Corp.	2,149	22
*	AtriCure Inc.	1,177	21
*	Cross Country Healthcare Inc.	1,452	21
*	ANI Pharmaceuticals Inc.	334	20
*	NeoGenomics Inc.	2,189	20
*	Inovio Pharmaceuticals Inc.	2,764	20
*,^ Cerus Corp.		3,744	20
*	Cytokinetics Inc.	1,627	20
*	SciClone Pharmaceuticals Inc.	1,941	19
	Landauer Inc.	389	19
*	TG Therapeutics Inc.	3,284	19
*	Corcept Therapeutics Inc.	2,242	19
*,^ Novocure Ltd.		2,392	19
*	Teladoc Inc.	1,005	18
*	Revance Therapeutics Inc.	1,101	18
*	Capital Senior Living Corp.	1,181	18
	Phibro Animal Health Corp. Class A	652	18
*,^ XBiotech Inc.		1,267	18
*	Intersect ENT Inc.	1,687	18
*	Accuray Inc.	3,406	17
*	STAAR Surgical Co.	1,520	16
*	Sucampo Pharmaceuticals Inc. Class A	1,014	16
*	OraSure Technologies Inc.	1,885	16
	Invacare Corp.	1,379	16
*	Cempra Inc.	2,380	15
*	GenMark Diagnostics Inc.	1,330	15
*	AngioDynamics Inc.	923	15
*	Trevena Inc.	2,745	15
*	BioCryst Pharmaceuticals Inc.	2,624	15
*	PTC Therapeutics Inc.	1,316	15
*	Curis Inc.	5,070	15
*,^ Novavax Inc.		12,004	15
*	Celldex Therapeutics Inc.	3,793	14
*	Surmodics Inc.	593	14
*	NanoString Technologies Inc.	637	14
*,^ Geron Corp.		6,732	14

	PDL BioPharma Inc.	6,265	14
*,^ Immunomedics Inc.		4,231	14
*,^ Oxford Immunotec Global plc		918	14
	Avexis Inc.	229	14
*	Almost Family Inc.	331	13
*	Lion Biotechnologies Inc.	1,997	13
	Utah Medical Products Inc.	193	13
*	Enzo Biochem Inc.	1,875	13
*	Arena Pharmaceuticals Inc.	8,795	13
*	Global Blood Therapeutics Inc.	665	13
*	Exactech Inc.	505	13
*	WaVe Life Sciences Ltd.	353	13
*,^ Rockwell Medical Inc.		1,910	12
*	Agenus Inc.	2,967	12
*	K2M Group Holdings Inc.	646	12
*	Ardelyx Inc.	817	12
	Computer Programs & Systems Inc.	475	11
*	Loxo Oncology Inc.	413	11
*	Addus HomeCare Corp.	324	11
*	Rigel Pharmaceuticals Inc.	4,307	11
*	Teligent Inc.	1,549	11
*	Zogenix Inc.	881	11
*	ChemoCentryx Inc.	1,391	11
*	Versartis Inc.	848	11
*	Advaxis Inc.	1,267	11
*	RadNet Inc.	1,683	10
*	Heska Corp.	157	10
*	Civitas Solutions Inc.	611	10
*	Stemline Therapeutics Inc.	771	10
*	Insys Therapeutics Inc.	853	10
*	MediciNova Inc.	1,403	10
*	Minerva Neurosciences Inc.	760	10
*	Chimerix Inc.	1,994	10
*	Foundation Medicine Inc.	474	10
*	Surgery Partners Inc.	660	10
*	Spectrum Pharmaceuticals Inc.	2,472	10
*	AxoGen Inc.	1,156	10
*	ConforMIS Inc.	1,040	9
*	Aratana Therapeutics Inc.	1,295	9
*	Flexion Therapeutics Inc.	549	9
*	PharmAthene Inc.	2,952	9
*	NewLink Genetics Corp.	792	9
*,^ Organovo Holdings Inc.		2,890	9
*,^ MannKind Corp.		18,396	9
	LeMaitre Vascular Inc.	378	9
*	Sangamo BioSciences Inc.	2,641	8
*	BioSpecifics Technologies Corp.	171	8
*	Axovant Sciences Ltd.	598	8
*	Karyopharm Therapeutics Inc.	873	8
*	Dynavax Technologies Corp.	1,802	8
*,^ TransEnterix Inc.		5,056	8
*	Codexis Inc.	1,589	8
*	Cutera Inc.	440	7
*	Aclaris Therapeutics Inc.	236	7
*	Egalet Corp.	1,044	7
*	BioTime Inc.	2,212	7
*	REGENXBIO Inc.	312	7

*	Quorum Health Corp.	1,200	7
*	RTI Surgical Inc.	2,239	6
*	Sorrento Therapeutics Inc.	1,225	6
*	Collegium Pharmaceutical Inc.	387	6
*	Seres Therapeutics Inc.	640	6
*,^ Anavex Life Sciences Corp.		1,551	6
*,^ ImmunoGen Inc.		3,459	6
*	Tetraphase Pharmaceuticals Inc.	1,423	6
*	Athersys Inc.	3,601	6
*	InVivo Therapeutics Holdings Corp.	1,194	6
*	Adamas Pharmaceuticals Inc.	394	6
*	IRIDEX Corp.	359	6
*	Castlight Health Inc. Class B	1,208	6
*	Veracyte Inc.	718	5
*	Paratek Pharmaceuticals Inc.	400	5
*	Cara Therapeutics Inc.	597	5
*	Esperion Therapeutics Inc.	506	5
*	Entellus Medical Inc.	289	5
*	Inotek Pharmaceuticals Corp.	828	5
*	Natera Inc.	439	5
	Intellia Therapeutics Inc.	334	5
*	AcelRx Pharmaceuticals Inc.	1,677	5
*	OncoMed Pharmaceuticals Inc.	604	5
*	Adeptus Health Inc. Class A	609	5
*	Bio-Path Holdings Inc.	3,940	5
*	Genesis Healthcare Inc.	1,329	5
*	Durect Corp.	3,484	5
*	Pfenex Inc.	490	5
*	Edge Therapeutics Inc.	363	4
*	Ocular Therapeutix Inc.	471	4
*,^ Idera Pharmaceuticals Inc.		2,463	4
*	Osiris Therapeutics Inc.	697	4
*	Concert Pharmaceuticals Inc.	456	4
*	Editas Medicine Inc.	285	4
*	MyoKardia Inc.	257	4
*	Cellular Biomedicine Group Inc.	302	4
*	Titan Pharmaceuticals Inc.	890	4
*	Fortress Biotech Inc.	1,617	4
*	Applied Genetic Technologies Corp./DE	414	4
*	Senseonics Holdings Inc.	1,316	4
*	CytomX Therapeutics Inc.	330	4
*	Ignyta Inc.	578	4
*,^ Arrowhead Pharmaceuticals Inc.		2,427	3
*	Axsome Therapeutics Inc.	524	3
	National Research Corp. Class A	209	3
	Proteostasis Therapeutics Inc.	304	3
*	Immune Design Corp.	424	3
*	Vital Therapies Inc.	610	3
*	GlycoMimetics Inc.	484	3
	Cotiviti Holdings Inc.	101	3
*	T2 Biosystems Inc.	508	3
*	Voyager Therapeutics Inc.	236	3
^	Reata Pharmaceuticals Inc. Class A	111	3
*	Synthetic Biologics Inc.	3,580	3
*	OvaScience Inc.	849	3
*	Lipocine Inc.	786	3
*	Medgenics Inc.	519	3

* Endocyte Inc.	995	3
* Regulus Therapeutics Inc.	1,041	3
* BioScrip Inc.	2,145	2
* Infinity Pharmaceuticals Inc.	2,097	2
* Nobilis Health Corp.	1,026	2
* Corvus Pharmaceuticals Inc.	154	2
* AAC Holdings Inc.	281	2
* Invitae Corp.	331	2
* Tandem Diabetes Care Inc.	924	2
* Zafgen Inc.	664	2
* Agile Therapeutics Inc.	325	2
Syndax Pharmaceuticals Inc.	229	2
* Adverum Biotechnologies Inc.	715	2
* Avinger Inc.	516	2
* Mirati Therapeutics Inc.	369	2
Eiger BioPharmaceuticals Inc.	160	2
* Neos Therapeutics Inc.	256	2
* NantKwest Inc.	273	2
* American Renal Associates Holdings Inc.	71	2
* La Jolla Pharmaceutical Co.	91	2
* Anthera Pharmaceuticals Inc.	1,092	2
* Aptevo Therapeutics Inc.	841	2
* Ampio Pharmaceuticals Inc.	2,082	2
* Asterias Biotherapeutics Inc.	338	1
* CytRx Corp.	2,786	1
* Cidara Therapeutics Inc.	126	1
* iRadimed Corp.	101	1
* Second Sight Medical Products Inc.	541	1
* ViewRay Inc.	318	1
* Dimension Therapeutics Inc.	229	1
^ Galena Biopharma Inc.	317	1
* vTv Therapeutics Inc. Class A	156	1
Madrigal Pharmaceuticals Inc.	46	1
* Tokai Pharmaceuticals Inc.	578	1
* Corindus Vascular Robotics Inc.	755	1
* Flex Pharma Inc.	29	—
* Fluidigm Corp.	27	—
* Trovagene Inc.	27	—
* Argos Therapeutics Inc.	11	—
* ASTERIAS BIOTHERAPEUTICS INC Warrants Exp. 2/15/17	70	—
		143,476
Materials & Processing (3.9%)
EI du Pont de Nemours & Co.	41,469	3,053
Dow Chemical Co.	53,202	2,964
Monsanto Co.	20,674	2,123
Praxair Inc.	13,472	1,621
LyondellBasell Industries NV Class A	16,424	1,483
Ecolab Inc.	12,212	1,426
Air Products & Chemicals Inc.	9,163	1,324
PPG Industries Inc.	12,449	1,194
Sherwin-Williams Co.	3,837	1,031
* Freeport-McMoRan Inc.	62,810	964
International Paper Co.	19,544	952
Nucor Corp.	14,875	925
Ingersoll-Rand plc	12,107	902
Newmont Mining Corp.	25,196	817
Vulcan Materials Co.	6,271	788

Martin Marietta Materials Inc.	2,989	656
Fastenal Co.	13,466	638
WestRock Co.	11,844	606
Ball Corp.	7,976	599
Celanese Corp. Class A	7,163	568
Eastman Chemical Co.	7,162	538
Masco Corp.	16,296	516
Acuity Brands Inc.	2,038	512
Albemarle Corp.	5,317	467
International Flavors & Fragrances Inc.	3,848	466
Mosaic Co.	16,308	463
Sealed Air Corp.	9,478	432
Steel Dynamics Inc.	11,363	403
Packaging Corp. of America	4,485	380
Valspar Corp.	3,689	377
FMC Corp.	6,407	360
Ashland Global Holdings Inc.	2,982	336
* Crown Holdings Inc.	6,072	330
RPM International Inc.	6,071	321
CF Industries Holdings Inc.	11,059	320
* Berry Plastics Group Inc.	5,654	281
Owens Corning	5,208	268
Lennox International Inc.	1,758	261
Reliance Steel & Aluminum Co.	3,129	254
Sonoco Products Co.	4,661	252
^ United States Steel Corp.	7,275	235
WR Grace & Co.	3,465	226
Royal Gold Inc.	3,193	222
Hexcel Corp.	4,223	218
Bemis Co. Inc.	4,323	216
Chemours Co.	8,613	213
AptarGroup Inc.	2,893	212
Olin Corp.	8,089	210
* Alcoa Corp.	7,228	209
* Axalta Coating Systems Ltd.	7,868	208
Eagle Materials Inc.	2,136	208
Graphic Packaging Holding Co.	15,867	199
Scotts Miracle-Gro Co. Class A	2,100	192
Huntsman Corp.	9,586	187
Watsco Inc.	1,179	176
US Silica Holdings Inc.	3,361	170
Sensient Technologies Corp.	2,124	166
Valmont Industries Inc.	1,084	161
NewMarket Corp.	372	156
Cabot Corp.	2,958	151
Belden Inc.	1,930	143
Timken Co.	3,639	142
* Owens-Illinois Inc.	7,566	139
Minerals Technologies Inc.	1,709	138
Tahoe Resources Inc.	14,367	138
Worthington Industries Inc.	2,380	134
PolyOne Corp.	4,042	133
Southern Copper Corp.	3,999	131
* Louisiana-Pacific Corp.	6,736	130
Commercial Metals Co.	5,814	128
Balchem Corp.	1,592	127
Compass Minerals International Inc.	1,632	127

*	Beacon Roofing Supply Inc.	2,707	126
*	USG Corp.	4,381	126
	HB Fuller Co.	2,489	117
	Domtar Corp.	2,939	115
*	Versum Materials Inc.	4,690	115
	Westlake Chemical Corp.	1,938	115
	Mueller Industries Inc.	2,947	112
	Mueller Water Products Inc. Class A	8,097	107
	Hecla Mining Co.	17,211	105
*	RBC Bearings Inc.	1,197	101
	Universal Forest Products Inc.	1,009	100
*	Ingevity Corp.	1,880	98
*	Masonite International Corp.	1,511	98
*,^ AK Steel Holding Corp.		10,563	96
	Silgan Holdings Inc.	1,923	95
*	Stillwater Mining Co.	6,293	95
	Quaker Chemical Corp.	743	95
*	MRC Global Inc.	4,468	90
*	GCP Applied Technologies Inc.	3,200	90
	Simpson Manufacturing Co. Inc.	1,895	89
*	Chemtura Corp.	2,642	87
	Stepan Co.	1,070	87
*	Rexnord Corp.	3,933	87
*	Armstrong World Industries Inc.	2,046	85
^	Allegheny Technologies Inc.	4,753	83
*	Gibraltar Industries Inc.	1,834	83
	Innospec Inc.	1,228	81
*	Headwaters Inc.	3,371	80
	Trinseo SA	1,363	80
*	Cliffs Natural Resources Inc.	9,050	80
	Cabot Microelectronics Corp.	1,334	80
*	Platform Specialty Products Corp.	8,492	79
*	Summit Materials Inc. Class A	3,272	78
	Neenah Paper Inc.	901	77
	AAON Inc.	2,313	76
*	Trex Co. Inc.	1,155	76
	KapStone Paper and Packaging Corp.	3,702	76
	Kaiser Aluminum Corp.	903	74
	Apogee Enterprises Inc.	1,526	73
	Carpenter Technology Corp.	2,011	72
*	Coeur Mining Inc.	7,453	72
	Comfort Systems USA Inc.	2,147	69
	Greif Inc. Class A	1,336	69
	Interface Inc. Class A	3,775	66
*	Ferro Corp.	4,344	64
	A Schulman Inc.	1,839	61
	PH Glatfelter Co.	2,589	60
	Calgon Carbon Corp.	3,310	59
*	Clearwater Paper Corp.	888	55
	Ferroglobe plc	4,465	51
	Schweitzer-Mauduit International Inc.	1,135	48
	Innophos Holdings Inc.	865	47
*	US Concrete Inc.	813	46
	Quanex Building Products Corp.	2,355	46
*	Kraton Corp.	1,466	45
*	BMC Stock Holdings Inc.	2,375	45
	Advanced Drainage Systems Inc.	2,163	44

Haynes International Inc.	983	43
* Univar Inc.	1,690	42
* Installed Building Products Inc.	860	36
Materion Corp.	841	32
Griffon Corp.	1,346	32
Schnitzer Steel Industries Inc.	1,151	32
Deltic Timber Corp.	454	32
* Caesarstone Ltd.	1,136	31
* Patrick Industries Inc.	422	30
* Boise Cascade Co.	1,318	30
* Koppers Holdings Inc.	755	29
* Continental Building Products Inc.	1,268	28
* AdvanSix Inc.	1,512	28
Insteel Industries Inc.	713	28
Tronox Ltd. Class A	2,358	27
Global Brass & Copper Holdings Inc.	870	25
* TimkenSteel Corp.	1,564	25
NN Inc.	1,447	25
Aceto Corp.	1,193	24
Tredegar Corp.	1,037	23
Chase Corp.	285	23
American Vanguard Corp.	1,254	23
Rayonier Advanced Materials Inc.	1,596	22
Hawkins Inc.	456	22
* Builders FirstSource Inc.	1,994	22
AEP Industries Inc.	177	21
* PGT Inc.	1,843	20
* NCI Building Systems Inc.	1,168	20
* Century Aluminum Co.	2,111	20
Greif Inc. Class B	275	18
* OMNOVA Solutions Inc.	1,879	18
* Veritiv Corp.	351	16
* Ply Gem Holdings Inc.	1,058	16
* Armstrong Flooring Inc.	855	16
* Unifi Inc.	496	15
* Landec Corp.	1,011	14
Myers Industries Inc.	973	14
Kronos Worldwide Inc.	1,068	13
FutureFuel Corp.	959	13
KMG Chemicals Inc.	386	13
Culp Inc.	381	13
LSI Industries Inc.	1,184	12
* Multi Packaging Solutions International Ltd.	797	11
* DMC Global Inc.	669	11
Olympic Steel Inc.	426	10
Gold Resource Corp.	2,363	10
GMS Inc.	340	9
* UFP Technologies Inc.	307	8
Ampco-Pittsburgh Corp.	406	6
* LSB Industries Inc.	749	6
* Ryerson Holding Corp.	296	4
Omega Flex Inc.	90	4
United States Lime & Minerals Inc.	55	4
* Lawson Products Inc./DE	160	4
* Handy & Harman Ltd.	155	4
ChromaDex Corp.	1,354	3
* AgroFresh Solutions Inc.	1,038	3

Valhi Inc.	600	2
CompX International Inc.	74	1
* NL Industries Inc.	144	1
Oil-Dri Corp. of America	9	—
		43,429
Other (0.0%)2
* Dyax Corp CVR Expire 12/31/2019	6,727	8
* MedEquities Realty Trust Inc.	400	4
* Leap Wireless International Inc CVR	1,716	4
* Tobira Therapeutics Inc. CVRights 12.31.99	277	4
* Mammoth Energy Services Inc.	210	3
* Extraction Oil & Gas Inc.	114	3
Acushnet Holdings Corp.	133	3
* Camping World Holdings Inc. Class A	81	2
* Advanced Disposal Services Inc.	100	2
Obalon Therapeutics Inc.	143	2
Coupa Software Inc.	45	2
Quantenna Communications Inc.	75	1
* Valvoline Inc.	67	1
* AquaVenture Holdings Ltd.	45	1
Ra Pharmaceuticals Inc.	70	1
Blackline Inc.	18	1
* Chelsea Therapeutics International Ltd. CVR Exp. 12/31/2016	2,322	—
* Omthera Pharmaceuticals Inc. CVR	152	—
* Durata Therapeutics Inc CVR Expire 12/31/2018	12	—
* Ferroglobe R&W Trust	4,465	—
* Clinical Data Contingent Value Rights	32	—
* Gerber Scientific Inc. CVR	223	—
* Cubist Pharmaceuticals, Inc. CVR	1,151	—
* Overstock.com Inc. Rights Expire 12/6/2016	54	—
		42
Producer Durables (11.2%)
General Electric Co.	437,009	13,442
3M Co.	27,829	4,779
Boeing Co.	28,360	4,270
Honeywell International Inc.	36,033	4,106
Union Pacific Corp.	40,096	4,063
United Technologies Corp.	36,892	3,974
United Parcel Service Inc. Class B	32,758	3,797
Accenture plc Class A	29,637	3,540
Lockheed Martin Corp.	12,098	3,209
Caterpillar Inc.	26,463	2,529
FedEx Corp.	11,864	2,274
Raytheon Co.	14,028	2,098
Automatic Data Processing Inc.	21,623	2,076
General Dynamics Corp.	11,530	2,022
Northrop Grumman Corp.	7,895	1,971
* Johnson Controls International plc	43,377	1,951
Delta Air Lines Inc.	36,559	1,761
Illinois Tool Works Inc.	13,903	1,740
Emerson Electric Co.	30,292	1,710
CSX Corp.	45,338	1,624
Norfolk Southern Corp.	14,055	1,496
Deere & Co.	14,909	1,494
Eaton Corp. plc	21,673	1,441
Waste Management Inc.	20,709	1,440

Southwest Airlines Co.	30,273	1,411
American Airlines Group Inc.	25,139	1,167
Cummins Inc.	7,468	1,059
* United Continental Holdings Inc.	14,989	1,034
PACCAR Inc.	16,117	1,002
Paychex Inc.	15,154	893
Parker-Hannifin Corp.	6,207	862
Roper Technologies Inc.	4,680	848
Stanley Black & Decker Inc.	6,947	824
Rockwell Automation Inc.	6,146	822
Fortive Corp.	14,131	777
TransDigm Group Inc.	2,386	600
WW Grainger Inc.	2,592	598
Republic Services Inc. Class A	10,589	588
Textron Inc.	12,679	584
* Verisk Analytics Inc. Class A	7,012	583
L-3 Communications Holdings Inc.	3,570	563
Rockwell Collins Inc.	6,037	560
AMETEK Inc.	11,115	526
Dover Corp.	7,100	516
* Mettler-Toledo International Inc.	1,210	499
Cintas Corp.	4,267	489
CH Robinson Worldwide Inc.	6,461	484
* Waters Corp.	3,550	478
Alaska Air Group Inc.	5,677	467
Xerox Corp.	49,435	462
Kansas City Southern	5,077	450
Expeditors International of Washington Inc.	8,445	445
Pentair plc	7,709	443
Xylem Inc./NY	8,584	443
Snap-on Inc.	2,637	441
* United Rentals Inc.	4,342	439
Arconic Inc.	21,588	416
Huntington Ingalls Industries Inc.	2,258	404
JB Hunt Transport Services Inc.	4,013	383
* HD Supply Holdings Inc.	9,612	377
* Middleby Corp.	2,750	377
* Jacobs Engineering Group Inc.	5,873	364
* Spirit AeroSystems Holdings Inc. Class A	6,163	359
Carlisle Cos. Inc.	3,110	349
IDEX Corp.	3,661	343
* Trimble Inc.	12,132	342
AO Smith Corp.	6,947	338
Fluor Corp.	6,297	337
Wabtec Corp./DE	3,936	333
Allegion plc	4,735	317
* JetBlue Airways Corp.	15,289	307
ManpowerGroup Inc.	3,533	302
* Keysight Technologies Inc.	8,180	301
Hubbell Inc. Class B	2,656	298
B/E Aerospace Inc.	4,960	298
Macquarie Infrastructure Corp.	3,566	292
* Stericycle Inc.	3,978	290
Avery Dennison Corp.	4,008	289
Flowserve Corp.	6,016	285
Nordson Corp.	2,635	281
* Old Dominion Freight Line Inc.	3,201	279

*	CoStar Group Inc.	1,453	278
	Robert Half International Inc.	6,108	274
*	AECOM	7,254	264
*	Copart Inc.	4,675	256
	Toro Co.	4,734	251
	Oshkosh Corp.	3,534	247
	Orbital ATK Inc.	2,895	247
	FLIR Systems Inc.	6,651	239
	Donaldson Co. Inc.	5,790	235
	Lincoln Electric Holdings Inc.	2,922	229
*	Teledyne Technologies Inc.	1,768	221
	Curtiss-Wright Corp.	2,141	215
	Allison Transmission Holdings Inc.	6,423	213
*	Quanta Services Inc.	6,277	212
*	Zebra Technologies Corp.	2,641	209
*,^ XPO Logistics Inc.		4,651	207
	Graco Inc.	2,544	207
	Booz Allen Hamilton Holding Corp. Class A	5,423	205
*	Genesee & Wyoming Inc. Class A	2,632	201
*	Spirit Airlines Inc.	3,566	198
	EMCOR Group Inc.	2,844	197
	Ryder System Inc.	2,489	195
	MSC Industrial Direct Co. Inc. Class A	2,110	189
	Trinity Industries Inc.	6,780	188
	AGCO Corp.	3,320	185
	ITT Inc.	4,531	183
	BWX Technologies Inc.	4,665	183
*	Colfax Corp.	4,713	177
*	Kirby Corp.	2,692	171
	Woodward Inc.	2,515	170
	Deluxe Corp.	2,516	170
	Chicago Bridge & Iron Co. NV	4,978	167
	MAXIMUS Inc.	2,982	165
	Landstar System Inc.	1,996	163
	Air Lease Corp. Class A	4,520	162
	Littelfuse Inc.	1,084	158
	Crane Co.	2,143	158
*	Genpact Ltd.	6,564	157
	CLARCOR Inc.	2,211	156
	Terex Corp.	5,079	155
	EnerSys	1,942	155
*	WESCO International Inc.	2,195	149
	National Instruments Corp.	5,031	148
	Regal Beloit Corp.	2,026	148
	Rollins Inc.	4,503	145
*	WageWorks Inc.	1,850	137
*	Generac Holdings Inc.	3,322	136
	HEICO Corp. Class A	2,023	136
*	Clean Harbors Inc.	2,554	135
	John Bean Technologies Corp.	1,480	134
*	MasTec Inc.	3,462	131
	Healthcare Services Group Inc.	3,322	129
	Tetra Tech Inc.	3,016	129
	Copa Holdings SA Class A	1,425	127
	ABM Industries Inc.	2,851	125
	Joy Global Inc.	4,460	125
	Barnes Group Inc.	2,704	125

* Esterline Technologies Corp.	1,386	122
Pitney Bowes Inc.	8,355	120
* Hawaiian Holdings Inc.	2,330	120
Convergys Corp.	4,616	119
Kennametal Inc.	3,461	119
HNI Corp.	2,258	119
* Advanced Energy Industries Inc.	2,156	119
GATX Corp.	2,168	118
* Manitowoc Foodservice Inc.	6,571	117
* Dycom Industries Inc.	1,553	114
Granite Construction Inc.	1,925	114
Knight Transportation Inc.	3,242	113
Hillenbrand Inc.	3,172	111
* Darling Ingredients Inc.	8,082	109
UniFirst Corp./MA	753	106
KBR Inc.	6,283	105
* KLX Inc.	2,654	103
* On Assignment Inc.	2,478	102
* Electronics For Imaging Inc.	2,281	99
Herman Miller Inc.	3,050	99
* Moog Inc. Class A	1,412	99
Brink's Co.	2,417	98
Allegiant Travel Co. Class A	596	97
* FTI Consulting Inc.	2,265	97
Applied Industrial Technologies Inc.	1,607	96
MSA Safety Inc.	1,530	95
* Itron Inc.	1,439	92
Brady Corp. Class A	2,502	92
Franklin Electric Co. Inc.	2,328	91
Watts Water Technologies Inc. Class A	1,262	86
AZZ Inc.	1,315	86
CEB Inc.	1,438	85
Matson Inc.	2,217	83
Forward Air Corp.	1,705	82
Covanta Holding Corp.	5,629	82
ESCO Technologies Inc.	1,456	81
* Hub Group Inc. Class A	1,893	81
Actuant Corp. Class A	3,120	81
Exponent Inc.	1,326	80
* Swift Transportation Co.	3,195	80
* ExlService Holdings Inc.	1,631	78
SkyWest Inc.	2,100	77
* TopBuild Corp.	2,122	77
Mobile Mini Inc.	2,458	75
Knoll Inc.	2,802	74
Albany International Corp.	1,570	73
Steelcase Inc. Class A	4,683	73
EnPro Industries Inc.	1,196	73
G&K Services Inc. Class A	738	71
* Atlas Air Worldwide Holdings Inc.	1,414	70
Korn/Ferry International	2,750	70
Kaman Corp.	1,424	69
* OSI Systems Inc.	899	68
CIRCOR International Inc.	1,053	67
Greenbrier Cos. Inc.	1,699	66
Standex International Corp.	748	66
Werner Enterprises Inc.	2,429	66

* Advisory Board Co.	1,839	65
* Proto Labs Inc.	1,236	64
* Navistar International Corp.	2,040	63
* Sykes Enterprises Inc.	2,156	61
Cubic Corp.	1,306	60
Badger Meter Inc.	1,664	60
* TriMas Corp.	2,806	60
US Ecology Inc.	1,284	60
Triumph Group Inc.	2,140	60
* TASER International Inc.	2,140	58
Sun Hydraulics Corp.	1,451	58
* Virgin America Inc.	1,003	57
* Wabash National Corp.	4,077	56
* SPX FLOW Inc.	1,780	56
^ Ship Finance International Ltd.	3,783	54
Encore Wire Corp.	1,279	54
Briggs & Stratton Corp.	2,614	54
Insperity Inc.	748	54
RR Donnelley & Sons Co.	3,109	54
* Aegion Corp. Class A	2,223	54
* Wesco Aircraft Holdings Inc.	3,625	53
* Air Transport Services Group Inc.	3,237	52
Astec Industries Inc.	788	52
Tennant Co.	690	52
Harsco Corp.	3,682	52
Primoris Services Corp.	2,238	51
* Huron Consulting Group Inc.	968	51
* TrueBlue Inc.	2,437	51
* Aerojet Rocketdyne Holdings Inc.	2,504	51
* Navigant Consulting Inc.	2,018	50
* ACCO Brands Corp.	3,986	50
Herc Holdings Inc.	1,248	50
HEICO Corp.	631	50
* TriNet Group Inc.	1,937	49
Aircastle Ltd.	2,262	49
* Babcock & Wilcox Enterprises Inc.	2,968	47
MTS Systems Corp.	868	47
* Echo Global Logistics Inc.	1,839	46
* Tutor Perini Corp.	1,757	46
* ICF International Inc.	816	45
AAR Corp.	1,195	44
* Thermon Group Holdings Inc.	2,264	44
Nordic American Tankers Ltd.	5,023	43
Resources Connection Inc.	2,643	43
Kelly Services Inc. Class A	2,111	43
Gorman-Rupp Co.	1,411	42
* Modine Manufacturing Co.	3,590	42
Hyster-Yale Materials Handling Inc.	653	42
* Rush Enterprises Inc. Class A	1,392	42
Kimball International Inc. Class B	2,781	42
Lindsay Corp.	490	41
Raven Industries Inc.	1,639	41
H&E Equipment Services Inc.	2,221	41
* Saia Inc.	975	41
* Paylocity Holding Corp.	1,223	41
* Chart Industries Inc.	1,132	40
Marten Transport Ltd.	1,638	40

Essendant Inc.	2,028	39
* SPX Corp.	1,606	39
* RPX Corp.	3,732	39
* Astronics Corp.	1,046	39
* Team Inc.	1,114	38
Heartland Express Inc.	1,718	37
Multi-Color Corp.	502	36
Altra Industrial Motion Corp.	1,026	36
* Lydall Inc.	589	35
McGrath RentCorp	947	35
Quad/Graphics Inc.	1,197	34
Scorpio Tankers Inc.	7,747	33
* Manitowoc Co. Inc.	5,376	32
Federal Signal Corp.	2,024	32
Argan Inc.	504	30
* Engility Holdings Inc.	778	28
General Cable Corp.	1,484	28
ArcBest Corp.	907	28
* PHH Corp.	1,890	27
* CBIZ Inc.	2,102	26
Douglas Dynamics Inc.	792	25
* CSW Industrials Inc.	688	25
GasLog Ltd.	1,592	25
* Casella Waste Systems Inc. Class A	1,951	25
* InnerWorkings Inc.	2,634	24
Triton International Ltd./Bermuda	1,257	24
* Aerovironment Inc.	849	24
LSC Communications Inc.	1,163	24
DHT Holdings Inc.	6,739	24
* MYR Group Inc.	608	23
Titan International Inc.	1,914	22
* Milacron Holdings Corp.	1,269	21
Bristow Group Inc.	1,372	21
TeleTech Holdings Inc.	697	20
Alamo Group Inc.	272	20
Kforce Inc.	893	20
Kadant Inc.	305	19
American Railcar Industries Inc.	425	19
* YRC Worldwide Inc.	1,472	19
Hackett Group Inc.	1,044	19
Forrester Research Inc.	447	18
Columbus McKinnon Corp./NY	693	18
* DXP Enterprises Inc.	539	18
VSE Corp.	464	18
Barrett Business Services Inc.	308	18
* Energy Recovery Inc.	1,633	18
Mesa Laboratories Inc.	143	18
Powell Industries Inc.	401	17
* SP Plus Corp.	600	17
CECO Environmental Corp.	1,137	16
Ennis Inc.	981	16
* Mistras Group Inc.	664	16
* FARO Technologies Inc.	419	15
Miller Industries Inc./TN	584	15
* Kratos Defense & Security Solutions Inc.	2,010	15
Teekay Corp.	1,837	15
* GP Strategies Corp.	548	14

*	Ducommun Inc.	499	14
*	Orion Group Holdings Inc.	1,426	14
^	Frontline Ltd./Bermuda	2,021	14
	Spartan Motors Inc.	1,579	14
	Heidrick & Struggles International Inc.	661	14
*	Overseas Shipholding Group Inc. Class A	1,713	13
	Park-Ohio Holdings Corp.	303	13
*	Control4 Corp.	1,088	12
*	Vectrus Inc.	526	12
	Graham Corp.	537	12
*	Roadrunner Transportation Systems Inc.	1,172	12
*	Titan Machinery Inc.	818	11
*	ServiceSource International Inc.	1,905	11
*,^ Energous Corp.		706	11
*	Ascent Capital Group Inc. Class A	594	11
*	Great Lakes Dredge & Dock Corp.	2,437	10
*	Heritage-Crystal Clean Inc.	628	10
*	DHI Group Inc.	1,646	10
	Hurco Cos. Inc.	306	10
*	Plug Power Inc.	7,208	10
*	Layne Christensen Co.	858	9
	Textainer Group Holdings Ltd.	916	9
*	Rush Enterprises Inc. Class B	315	9
	Supreme Industries Inc. Class A	610	9
	FreightCar America Inc.	583	9
	CRA International Inc.	243	8
	Celadon Group Inc.	990	8
	Scorpio Bulkers Inc.	1,502	8
	Teekay Tankers Ltd. Class A	3,360	8
*	Dorian LPG Ltd.	1,112	8
*	PHI Inc.	506	8
*	Maxwell Technologies Inc.	1,487	7
	IES Holdings Inc.	373	7
^	Costamare Inc.	1,254	7
*	Hill International Inc.	1,657	7
*	CAI International Inc.	718	6
	Ardmore Shipping Corp.	931	6
*	Aqua Metals Inc.	507	6
	Hardinge Inc.	551	6
*	Vicor Corp.	409	6
*	Liquidity Services Inc.	642	6
	Navios Maritime Acquisition Corp.	3,523	6
	Universal Logistics Holdings Inc.	375	5
*	Willis Lease Finance Corp.	197	5
*	Gencor Industries Inc.	370	5
*	Information Services Group Inc.	1,467	5
*	TRC Cos. Inc.	517	5
*	NV5 Global Inc.	136	5
*	American Superconductor Corp.	553	4
	Preformed Line Products Co.	74	4
	Workhorse Group Inc.	539	4
	Tidewater Inc.	1,711	4
*	USA Truck Inc.	429	4
*	ALJ Regional Holdings Inc.	876	4
	Marlin Business Services Corp.	187	4
	Allied Motion Technologies Inc.	177	4
*	Neff Corp. Class A	283	4

* Global Sources Ltd.	390	4
* PFSweb Inc.	395	3
* ExOne Co.	310	3
* Radiant Logistics Inc.	837	3
* HC2 Holdings Inc.	636	3
* Gener8 Maritime Inc.	712	3
* PAM Transportation Services Inc.	92	2
* Blue Bird Corp.	135	2
* Power Solutions International Inc.	168	2
* Patriot National Inc.	239	1
* Covenant Transportation Group Inc. Class A	9	—
* Vishay Precision Group Inc.	9	—
		122,778
Technology (17.0%)
Apple Inc.	260,363	28,775
Microsoft Corp.	359,793	21,681
* Facebook Inc. Class A	106,629	12,627
* Alphabet Inc. Class A	13,982	10,848
* Alphabet Inc.	14,055	10,654
Intel Corp.	224,339	7,785
Cisco Systems Inc.	238,608	7,115
International Business Machines Corp.	41,804	6,781
Oracle Corp.	140,351	5,641
QUALCOMM Inc.	69,757	4,753
Texas Instruments Inc.	47,559	3,516
Broadcom Ltd.	17,875	3,047
* Adobe Systems Inc.	23,112	2,376
NVIDIA Corp.	24,153	2,227
* salesforce.com Inc.	30,316	2,183
Hewlett Packard Enterprise Co.	81,906	1,949
* Yahoo! Inc.	41,070	1,685
Applied Materials Inc.	51,599	1,661
* Cognizant Technology Solutions Corp. Class A	28,591	1,575
Intuit Inc.	11,463	1,303
HP Inc.	81,720	1,258
Corning Inc.	50,406	1,211
* Electronic Arts Inc.	13,727	1,088
* LinkedIn Corp. Class A	5,567	1,087
Analog Devices Inc.	14,318	1,063
Activision Blizzard Inc.	26,497	970
* Micron Technology Inc.	49,018	957
Amphenol Corp. Class A	13,871	947
Western Digital Corp.	13,309	847
Lam Research Corp.	7,508	796
* Autodesk Inc.	9,995	726
Symantec Corp.	28,985	707
Linear Technology Corp.	11,138	696
Skyworks Solutions Inc.	8,950	688
* Red Hat Inc.	8,483	671
Microchip Technology Inc.	9,843	651
Motorola Solutions Inc.	8,105	650
Xilinx Inc.	11,792	637
* Citrix Systems Inc.	7,303	633
* ServiceNow Inc.	7,409	616
Harris Corp.	5,790	600
* SBA Communications Corp. Class A	5,906	584
KLA-Tencor Corp.	7,293	582

*	Akamai Technologies Inc.	8,351	557
*	Twitter Inc.	30,039	555
*	Palo Alto Networks Inc.	4,072	547
*	Dell Technologies Inc. Class V	10,133	543
	Maxim Integrated Products Inc.	13,129	516
	NetApp Inc.	13,512	494
	Juniper Networks Inc.	17,356	478
*	Workday Inc. Class A	5,443	459
	CDK Global Inc.	7,498	433
*	F5 Networks Inc.	3,072	432
	CA Inc.	13,501	431
*	Synopsys Inc.	6,930	419
	Computer Sciences Corp.	6,821	414
*	Gartner Inc.	3,887	400
	Amdocs Ltd.	6,729	397
	CDW Corp./DE	7,493	384
*	ANSYS Inc.	4,056	381
*	VeriSign Inc.	4,572	360
*	Cadence Design Systems Inc.	13,671	359
*	Splunk Inc.	6,059	349
*	Qorvo Inc.	6,129	327
	Leidos Holdings Inc.	6,318	323
*	Advanced Micro Devices Inc.	35,315	315
*,^ VMware Inc. Class A		3,713	301
*	Arrow Electronics Inc.	4,393	300
*	Microsemi Corp.	5,316	291
	Avnet Inc.	6,162	283
*	PTC Inc.	5,744	280
	Marvell Technology Group Ltd.	19,237	276
*	Ultimate Software Group Inc.	1,337	274
*	ARRIS International plc	9,071	260
	Sabre Corp.	9,904	256
*	Ingram Micro Inc.	6,818	255
	CSRA Inc.	7,814	250
*	NCR Corp.	6,298	244
*	ON Semiconductor Corp.	20,372	240
*	Tyler Technologies Inc.	1,577	235
*	IAC/InterActiveCorp	3,483	235
	SS&C Technologies Holdings Inc.	7,800	234
	Cognex Corp.	3,879	232
	Brocade Communications Systems Inc.	18,439	228
	Teradyne Inc.	9,159	223
*	CommScope Holding Co. Inc.	6,118	220
*	Fortinet Inc.	6,992	210
*	Take-Two Interactive Software Inc.	4,058	200
*	Aspen Technology Inc.	3,775	199
	Jabil Circuit Inc.	9,399	199
*	Manhattan Associates Inc.	3,492	183
*	Guidewire Software Inc.	3,280	183
*	Cavium Inc.	3,203	183
	Mentor Graphics Corp.	4,937	180
*	Arista Networks Inc.	1,849	175
*	Finisar Corp.	5,217	173
*	Nuance Communications Inc.	10,521	171
	DST Systems Inc.	1,634	169
*	Cirrus Logic Inc.	3,054	168
	Cypress Semiconductor Corp.	14,853	167

* Teradata Corp.	6,219	167
Science Applications International Corp.	1,928	159
SYNNEX Corp.	1,354	158
* IPG Photonics Corp.	1,633	157
Monolithic Power Systems Inc.	1,890	155
MKS Instruments Inc.	2,653	153
* Coherent Inc.	1,168	152
Intersil Corp. Class A	6,828	151
* ViaSat Inc.	2,112	151
* Integrated Device Technology Inc.	6,387	149
* Ciena Corp.	6,931	149
* CACI International Inc. Class A	1,148	149
* Tech Data Corp.	1,734	147
* Proofpoint Inc.	1,869	144
* EPAM Systems Inc.	2,150	142
InterDigital Inc./PA	1,785	141
* GrubHub Inc.	3,796	141
* Silicon Laboratories Inc.	2,028	135
Blackbaud Inc.	2,135	134
* Yelp Inc. Class A	3,526	131
* Entegris Inc.	7,039	126
* NetScout Systems Inc.	4,003	125
* Ellie Mae Inc.	1,509	125
* Cree Inc.	4,764	121
* Anixter International Inc.	1,528	119
* TiVo Corp.	5,853	118
* Tableau Software Inc. Class A	2,626	118
Dolby Laboratories Inc. Class A	2,488	115
* Zynga Inc. Class A	39,270	112
* EchoStar Corp. Class A	2,170	111
* Sanmina Corp.	3,337	110
* Universal Display Corp.	1,981	108
Vishay Intertechnology Inc.	7,092	107
LogMeIn Inc.	1,062	107
Tessera Technologies Inc.	2,697	107
* Synchronoss Technologies Inc.	2,197	106
* CommVault Systems Inc.	1,957	106
* Verint Systems Inc.	2,805	105
* Lumentum Holdings Inc.	2,561	103
* FireEye Inc.	7,925	102
* Paycom Software Inc.	2,213	99
Power Integrations Inc.	1,473	99
* Cornerstone OnDemand Inc.	2,720	98
* NETGEAR Inc.	1,806	97
* ACI Worldwide Inc.	5,129	95
* MicroStrategy Inc. Class A	486	94
* Viavi Solutions Inc.	11,992	94
* Semtech Corp.	3,349	94
* Inphi Corp.	2,056	93
* Acxiom Corp.	3,495	93
* DigitalGlobe Inc.	2,799	90
* Plexus Corp.	1,755	90
* HubSpot Inc.	1,597	90
* Gigamon Inc.	1,653	88
* Synaptics Inc.	1,611	88
* iRobot Corp.	1,537	88
* II-VI Inc.	2,882	87

*	Ambarella Inc.	1,401	86
*	VeriFone Systems Inc.	5,073	86
	NIC Inc.	3,382	85
*	Zendesk Inc.	3,855	82
	Progress Software Corp.	2,760	82
*	Rambus Inc.	6,148	81
*	RealPage Inc.	2,814	80
*,^ 3D Systems Corp.		5,745	80
*	GoDaddy Inc. Class A	2,224	79
	Plantronics Inc.	1,499	78
	Pegasystems Inc.	2,148	78
*	Groupon Inc. Class A	19,445	77
*	Rogers Corp.	1,011	75
*	Insight Enterprises Inc.	2,142	75
	Methode Electronics Inc.	2,019	75
	CSG Systems International Inc.	1,675	75
*	Envestnet Inc.	2,064	74
	Diebold Inc.	3,249	74
*	Amkor Technology Inc.	6,131	72
*	NeuStar Inc. Class A	2,957	72
*	RingCentral Inc. Class A	3,238	70
*	comScore Inc.	2,384	69
*	Ubiquiti Networks Inc.	1,233	69
*	MACOM Technology Solutions Holdings Inc.	1,367	68
*	BroadSoft Inc.	1,634	68
*	Mercury Systems Inc.	2,238	66
	Ebix Inc.	1,043	62
*	Knowles Corp.	3,803	61
*	Fabrinet	1,394	60
*	ScanSource Inc.	1,550	59
*	Diodes Inc.	2,354	57
*	Ixia	4,071	56
*	Bottomline Technologies de Inc.	2,233	56
*	Imperva Inc.	1,459	56
*	Qualys Inc.	1,665	55
*	Super Micro Computer Inc.	1,975	54
*	Infinera Corp.	6,271	53
*	Benchmark Electronics Inc.	1,846	52
*	SPS Commerce Inc.	721	50
	Monotype Imaging Holdings Inc.	2,424	47
*	ePlus Inc.	421	47
*	Q2 Holdings Inc.	1,553	46
	Brooks Automation Inc.	2,804	46
*	MaxLinear Inc.	2,230	46
*	Pure Storage Inc. Class A	3,256	45
*	Oclaro Inc.	4,908	44
*,^ Inovalon Holdings Inc. Class A		2,814	43
	ADTRAN Inc.	2,115	43
*	Interactive Intelligence Group Inc.	702	42
*	Globant SA	1,222	42
*	Web.com Group Inc.	2,599	41
	ManTech International Corp./VA Class A	948	41
*	Cray Inc.	2,082	40
*	InvenSense Inc.	5,253	40
*	Stratasys Ltd.	2,210	40
*	Veeco Instruments Inc.	1,424	38
	EarthLink Holdings Corp.	7,183	38

*	Silver Spring Networks Inc.	2,681	37
*	TTM Technologies Inc.	2,611	35
*	Box Inc.	2,308	35
*	Callidus Software Inc.	2,214	35
*	ShoreTel Inc.	4,948	35
*	New Relic Inc.	1,036	33
*	Endurance International Group Holdings Inc.	4,092	32
*	Lattice Semiconductor Corp.	4,553	32
*	Black Knight Financial Services Inc. Class A	860	32
*,^ Twilio Inc. Class A		929	31
*	NeoPhotonics Corp.	2,396	31
	DTS Inc./CA	724	31
	AVX Corp.	1,981	30
*	Atlassian Corp. plc Class A	1,082	29
*	Applied Micro Circuits Corp.	3,308	29
*	Alarm.com Holdings Inc.	977	29
*	Photronics Inc.	2,822	28
	Syntel Inc.	1,447	28
*	Ultratech Inc.	1,212	28
*	CEVA Inc.	863	27
*	Unisys Corp.	1,830	27
*	Perficient Inc.	1,491	27
*	Virtusa Corp.	1,203	27
	CTS Corp.	1,208	27
*	Match Group Inc.	1,479	27
*	Bankrate Inc.	2,560	26
*	Workiva Inc.	1,746	26
*	TrueCar Inc.	2,079	26
*	Sonus Networks Inc.	4,208	25
*	Rudolph Technologies Inc.	1,257	25
*	Blucora Inc.	1,740	25
*	FormFactor Inc.	2,158	24
*	Alpha & Omega Semiconductor Ltd.	1,064	23
*	Actua Corp.	1,685	23
*	PDF Solutions Inc.	955	22
*	GTT Communications Inc.	871	22
*	Kimball Electronics Inc.	1,243	22
*	Hortonworks Inc.	2,332	21
*	Five9 Inc.	1,338	21
*	Nanometrics Inc.	870	21
*	CalAmp Corp.	1,427	21
*	Vocera Communications Inc.	1,100	20
*	Loral Space & Communications Inc.	496	20
*	Extreme Networks Inc.	4,570	19
*	CommerceHub Inc.	1,292	19
*	LivePerson Inc.	2,367	19
*	PROS Holdings Inc.	766	18
*	Novanta Inc.	893	18
*	KEYW Holding Corp.	1,419	18
*,^ Rapid7 Inc.		1,518	18
*	Intralinks Holdings Inc.	1,537	17
*	Applied Optoelectronics Inc.	681	17
*	Carbonite Inc.	900	17
*	Xcerra Corp.	2,590	16
*	VASCO Data Security International Inc.	1,105	16
*	Digi International Inc.	1,191	16
	Comtech Telecommunications Corp.	1,383	16

*	Barracuda Networks Inc.	711	16
*	Ultra Clean Holdings Inc.	1,547	16
*	Acacia Research Corp.	2,241	15
	Sapiens International Corp. NV	1,037	15
*	ChannelAdvisor Corp.	1,058	15
	Axcelis Technologies Inc.	1,096	15
*	Harmonic Inc.	3,210	15
	Bel Fuse Inc. Class B	501	15
*	Exar Corp.	1,466	15
*	Nimble Storage Inc.	1,888	14
	Park Electrochemical Corp.	777	14
*,^ pdvWireless Inc.		578	14
	Daktronics Inc.	1,322	14
*	Calix Inc.	1,743	13
*	DSP Group Inc.	1,117	13
	American Software Inc./GA Class A	1,171	13
*	RetailMeNot Inc.	1,402	13
	Cohu Inc.	1,027	13
*	Tangoe Inc.	1,610	13
	PC Connection Inc.	468	13
*	Sigma Designs Inc.	1,602	12
*	Lionbridge Technologies Inc.	2,370	12
*	Bazaarvoice Inc.	2,239	12
*	Zix Corp.	2,658	12
*	Brightcove Inc.	1,425	12
*	A10 Networks Inc.	1,426	12
*	Immersion Corp.	1,130	12
*	Sparton Corp.	473	12
	NVE Corp.	167	11
*	Varonis Systems Inc.	381	11
	IXYS Corp.	949	11
	QAD Inc. Class A	377	11
*	Evolent Health Inc. Class A	577	11
*	Global Eagle Entertainment Inc.	1,683	11
*	Silicom Ltd.	271	11
	Black Box Corp.	665	10
*	Exa Corp.	662	10
*	Glu Mobile Inc.	4,345	10
*	CommerceHub Inc. Class A	642	10
	Reis Inc.	444	10
*	MeetMe Inc.	1,949	9
*	Clearfield Inc.	465	9
*	Digimarc Corp.	286	9
*	Rubicon Project Inc.	1,172	9
*	KVH Industries Inc.	798	9
*	Jive Software Inc.	2,276	9
*	Kopin Corp.	3,357	9
*	Everyday Health Inc.	811	8
*	Benefitfocus Inc.	286	8
*	Mitek Systems Inc.	1,392	8
*	USA Technologies Inc.	1,698	7
*	Telenav Inc.	1,192	7
*	Radisys Corp.	1,688	7
*	Electro Scientific Industries Inc.	1,302	7
*	ARC Document Solutions Inc.	1,504	7
*	MINDBODY Inc. Class A	295	6
*	TechTarget Inc.	739	6

*	Avid Technology Inc.	1,471	6
*,^ VirnetX Holding Corp.		1,963	6
*	Model N Inc.	690	6
*	MobileIron Inc.	1,432	6
*	GigPeak Inc.	2,207	6
*	Autobytel Inc.	414	6
*	Limelight Networks Inc.	2,595	5
*	Appfolio Inc.	248	5
*	Numerex Corp. Class A	651	5
*	Aerohive Networks Inc.	940	5
	EMCORE Corp.	805	5
*	Xactly Corp.	323	5
*	Rightside Group Ltd.	548	4
	NCI Inc. Class A	290	4
*	Amber Road Inc.	324	4
*	SecureWorks Corp. Class A	291	4
*	Park City Group Inc.	218	3
*	Acacia Communications Inc.	44	3
*	RealNetworks Inc.	553	3
	Systemax Inc.	261	2
*	Majesco	282	1
*	Guidance Software Inc.	189	1
	Impinj Inc.	40	1
*	Datalink Corp.	18	—
*	Agilysys Inc.	18	—
			186,822
Utilities (5.3%)
	AT&T Inc.	292,683	11,306
	Verizon Communications Inc.	193,786	9,670
	NextEra Energy Inc.	21,926	2,505
	Duke Energy Corp.	32,794	2,419
	Dominion Resources Inc./VA	29,127	2,135
	Southern Co.	44,639	2,090
	PG&E Corp.	23,496	1,382
	American Electric Power Co. Inc.	23,253	1,373
	Exelon Corp.	42,114	1,369
	Sempra Energy	11,855	1,183
	PPL Corp.	32,073	1,073
	Edison International	14,883	1,023
	Consolidated Edison Inc.	14,270	996
	Public Service Enterprise Group Inc.	23,710	979
	Xcel Energy Inc.	23,879	932
	WEC Energy Group Inc.	14,601	818
	DTE Energy Co.	8,298	772
*	Level 3 Communications Inc.	13,847	763
	Eversource Energy	14,768	762
*	T-Mobile US Inc.	13,476	731
	FirstEnergy Corp.	20,064	628
	American Water Works Co. Inc.	8,303	602
	CenturyLink Inc.	25,260	594
	Entergy Corp.	8,324	572
	Ameren Corp.	11,259	553
	CMS Energy Corp.	12,734	512
	CenterPoint Energy Inc.	21,165	505
	SCANA Corp.	6,345	448
	Alliant Energy Corp.	11,264	405
	Westar Energy Inc. Class A	6,736	384

Pinnacle West Capital Corp.	5,085	376
UGI Corp.	8,240	369
AES Corp./VA	31,806	364
NiSource Inc.	16,005	351
Atmos Energy Corp.	4,809	342
OGE Energy Corp.	9,496	301
* Sprint Corp.	35,135	275
* Zayo Group Holdings Inc.	7,804	269
MDU Resources Group Inc.	9,524	265
Great Plains Energy Inc.	9,816	259
Aqua America Inc.	7,889	235
IDACORP Inc.	2,640	201
Vectren Corp.	4,096	201
^ Frontier Communications Corp.	55,002	201
National Fuel Gas Co.	3,520	198
* Calpine Corp.	17,007	190
NRG Energy Inc.	16,330	185
WGL Holdings Inc.	2,552	185
Southwest Gas Corp.	2,379	176
Portland General Electric Co.	4,147	173
Hawaiian Electric Industries Inc.	5,393	166
Black Hills Corp.	2,660	156
j2 Global Inc.	2,103	155
New Jersey Resources Corp.	4,448	153
ONE Gas Inc.	2,456	147
ALLETE Inc.	2,310	143
Spire Inc.	2,022	130
South Jersey Industries Inc.	3,788	125
Telephone & Data Systems Inc.	4,640	125
NorthWestern Corp.	2,207	124
Avista Corp.	2,975	120
PNM Resources Inc.	3,776	119
Avangrid Inc.	2,703	98
El Paso Electric Co.	2,108	95
MGE Energy Inc.	1,552	92
Ormat Technologies Inc.	1,895	91
Cogent Communications Holdings Inc.	2,391	90
California Water Service Group	2,562	89
American States Water Co.	1,957	83
Northwest Natural Gas Co.	1,435	82
Otter Tail Corp.	2,140	82
Consolidated Communications Holdings Inc.	2,703	77
Empire District Electric Co.	2,193	75
Shenandoah Telecommunications Co.	2,591	73
* Vonage Holdings Corp.	10,180	67
Chesapeake Utilities Corp.	893	58
Cincinnati Bell Inc.	2,712	56
Pattern Energy Group Inc. Class A	2,743	54
* 8x8 Inc.	3,571	49
* Talen Energy Corp.	3,380	47
* Dynegy Inc.	5,243	45
^ Atlantica Yield plc	2,398	43
Unitil Corp.	1,018	43
West Corp.	1,788	43
NRG Yield Inc. Class A	2,708	39
* United States Cellular Corp.	952	36
Inteliquent Inc.	1,393	32

*	Iridium Communications Inc.			3,451	30
	ATN International Inc.			409	30
	SJW Group			548	29
	Windstream Holdings Inc.			3,925	29
	NRG Yield Inc.			1,775	27
	Middlesex Water Co.			622	25
	Connecticut Water Service Inc.			432	24
*	ORBCOMM Inc.			2,735	23
*	Gogo Inc.			2,437	23
*,^ Straight Path Communications Inc. Class B				924	22
	York Water Co.			601	22
*	Boingo Wireless Inc.			1,723	21
	Spok Holdings Inc.			864	16
	IDT Corp. Class B			698	15
*	Atlantic Power Corp.			5,183	14
*	FairPoint Communications Inc.			798	13
*	Hawaiian Telcom Holdco Inc.			483	11
*	General Communication Inc. Class A			541	9
	Artesian Resources Corp. Class A			284	9
	Delta Natural Gas Co. Inc.			327	8
*	Globalstar Inc.			7,072	6
	Consolidated Water Co. Ltd.			433	5
*	NII Holdings Inc.			2,537	4
	Global Water Resources Inc.			391	3
*	Intelsat SA			799	3
	Spark Energy Inc. Class A			107	3
	Genie Energy Ltd. Class B			401	2
*	Lumos Networks Corp.			18	—
					58,328
Total Common Stocks (Cost $1,005,065)					1,094,747
		Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
3,4 Vanguard Market Liquidity Fund		0.691%		40	6,258

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.341%	12/8/16	200	200
5	United States Treasury Bill	0.579%	5/4/17	100	100
					300
Total Temporary Cash Investments (Cost $6,558)					6,558
Total Investments (100.0%) (Cost $1,011,623)					1,101,305
Other Assets and Liabilities-Net (0.0%)4					(116)
Net Assets (100%)					1,101,189

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,193,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

4 Includes $2,324,000 of collateral received for securities on loan.
5 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,094,731	—	16
Temporary Cash Investments	6,258	300	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	1,100,977	300	16
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Russell 3000 Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	48	5,277	121
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2016, the cost of investment securities for tax purposes was $1,011,625,000. Net unrealized appreciation of investment securities for tax purposes was $89,680,000, consisting of unrealized gains of $128,310,000 on securities that had risen in value since their purchase and $38,630,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 17, 2017
VANGUARD SCOTTSDALE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.